Filed with the Securities and Exchange Commission on April 15, 2016

REGISTRATION NO. 333-102295

INVESTMENT COMPANY ACT NO. 811-09327

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 14

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 151

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

(Exact Name of Registrant)

ALLSTATE LIFE INSURANCE COMPANY

(Name of Depositor)

3075 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062-7127

(847) 402-5000

(Address and telephone number of Depositor's principal executive offices)

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ANGELA FONTANA

VICE PRESIDENT, SECRETARY & GENERAL COUNSEL

ALLSTATE LIFE INSURANCE COMPANY

3075 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062-7127

(Name and address of agent for service)

COPIES TO:

ALLEN R. REED

VICE PRESIDENT, SECRETARY & GENERAL COUNSEL

ALLSTATE DISTRIBUTORS, LLC

3075 SANDERS ROAD

NORTHBROOK, IL 60062-7127

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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Morgan Stanley Variable Annuity II

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001

Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566

Telephone Number: 1-800-457-7617

Fax: 1-785-228-4584

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

Morgan Stanley Variable Investment Series (Class X Shares)

The Universal Institutional Funds, Inc.
(Class I Shares)

Invesco Variable Insurance Funds
(Series I Shares)

Fidelity ® Variable Insurance Products (Initial Class)

AB Variable Products Series Fund, Inc. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Putnam Variable Trust (Class IB Shares)

* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 9-10 for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 38 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

Page
Overview
Important Terms	3
The Contract at a Glance	1
How the Contract Works	3
Expense Table	4
Financial Information	6
Contract Features
The Contract	6
Purchases	7
Contract Value	8
Investment Alternatives	8
The Variable Sub-Accounts	8
The Fixed Account Options	10
Transfers	11
Expenses	14
Access To Your Money	16
Income Payments	17
Death Benefits	19
Longevity Reward Rider	25
Other Information
More Information:	27
Allstate Life	27
The Variable Account	27
The Portfolios	28
The Contract	28
Non-Qualified Annuities Held Within a Qualified Plan	29
Legal Matters	30
Taxes	31
Statement of Additional Information Table of Contents	39
Appendix A – Accumulation Unit Values	A-1
Appendix B – Calculation of Enhanced Earnings Death Benefit	B-1

(i)

Important Terms

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term.

Page
Accumulation Phase	3
Accumulation Unit	6
Accumulation Unit Value	6
Allstate Life (“we”)	26
Annuitant	6
Automatic Portfolio Rebalancing Program	13
Automatic Additions Program	7
Beneficiary	6
Contract*	6
Contract Anniversary	2
Contract Owner (“you”)	6
Contract Value	8
Contract Year	2
Death Benefit Anniversary	21
Death Benefit Combination Option	22
Dollar Cost Averaging Program	13
Dollar Cost Averaging Fixed Account Options	10
Due Proof of Death	21
Enhanced Death Benefit Option	20
Enhanced Earnings Death Benefit Option	21
Fixed Account Options	10
Free Withdrawal Amount	27
Funds	1
Guarantee Periods	11
Income Benefit Combination Option 2	19
Income and Death Benefit Combination Option 2	22
Income Plan	17
Investment Alternatives	18
Issue Date	3
Longevity Reward Rider	25
Payout Phase	3
Payout Start Date	17
Performance Benefit Combination Option	22
Performance Death Benefit Option	22
Performance Income Benefit Option	18
Portfolios	28
Tax Qualified Contracts	34
SEC	1
Systematic Withdrawal Program	16
Valuation Date	8
Variable Account	27
Variable Sub-Account	8

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.

(ii)

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
Expenses

You will bear the following expenses:

•  Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

Base Contract 1.35%

w/Enhanced Death Benefit Option 1.48%

w/Performance Death Benefit Option 1.48%

w/Performance Income Benefit Option 1.48%

w/Performance Benefit Combination Option 1.59%

w/Death Benefit Combination Option 1.59%

w/Income Benefit Combination Option 2 1.65%

w/Income and Death Benefit Combination Option 2 1.85%

•  If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

•  Annual contract maintenance charge of $30 (waived in certain cases)

•  Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

•  Transfer fee of $25 after 12th transfer in any Contract Year

•  State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives

The Contract offers various investment alternatives including:

•  Fixed Account Options (which credit interest at rates we guarantee)

•  Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

•  Morgan Stanley Investment Management Inc.

•  Invesco Advisers, Inc.

•  AllianceBernstein L.P.

•  Franklin Advisers, Inc.

•  Franklin Mutual Advisers, LLC

•  Franklin Advisory Services, LLC

•  Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

• Fidelity

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

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Special Services	For your convenience, we offer these special services: • Automatic Additions Program • Automatic Portfolio Rebalancing Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

•  life income with payments guaranteed for 10 years

•  joint and survivor life income payments

• guaranteed payments for a specified period

Death Benefits	If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
Transfers

Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals

You may withdraw some or all of your Contract Value at anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

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How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 36 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 17. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

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Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	4%	3%	2%	1%	0%
Annual Contract Maintenance Charge	$30.00***
Transfer Fee	$25.00****

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See “Longevity Reward Rider” on page 25 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.25%	0.10%	1.35%
With the Enhanced Death Benefit,* the Performance Income Benefit,* or the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.45%	0.10%	1.55%
With the Enhanced Death Benefit,* the Performance Income Benefit,* or the Performance Death Benefit Option	1.58%	0.10%	1.68%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.69%	0.10%	1.79%
With the Income Benefit Combination Option 2*	1.75%	0.10%	1.85%
With the Income and Death Benefit Combination Option 2*	1.95%	0.10%	2.05%

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	____0.41%	____1.47%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015.

Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated,

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• earned a 5% annual return on your investment,

•  surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

• elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 863	$ 1,416	$ 1,989	$ 3,771
Costs Based on Minimum Annual Portfolio Expenses	$ 760	$ 1,109	$ 1,485	$ 2,801

Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 353	$ 1,076	$ 1,819	$ 3,771
Costs Based on Minimum Annual Portfolio Expenses	$ 250	$ 769	$ 1,315	$ 2,801

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option with a mortality and expense risk charge of 1.95%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $30. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

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Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account’s finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER

The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the owner, while the Annuitant is alive,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

• any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

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You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•  your spouse or, if he or she is no longer alive,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good

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order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates”. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity – Class X Sub-Account and Putnam VT International Equity – Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield

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– Series I Sub-Account, Invesco V.I. Global Value Equity – Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.

Portfolio:	Each Portfolio Seeks:	Investment Adviser:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Multi Cap Growth Portfolio – Class X

As a primary objective, growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.

Morgan Stanley Investment Management Inc.

Morgan Stanley VIS European Equity Portfolio – Class X	To maximize the capital appreciation of its investments
UIF Global Infrastructure Portfolio – Class I	Both capital appreciation and current income
Morgan Stanley VIS Income Plus Portfolio – Class X

As a primary objective, high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class X (3)	High level of current income consistent with preservation of capital

The Universal Institutional Funds, Inc.
UIF Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

UIF Emerging Markets Equity Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Global Strategist Portfolio, Class I	Total return.
UIF Mid Cap Growth Portfolio, Class I	Long-term capital growth by investing primarily in common stocks and other equity securities.
UIF U.S. Real Estate Portfolio, Class I(5)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend – Series I	Provide reasonable current income and long term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. Global Core Equity – Series I(1)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. High Yield – Series I	Total return, comprised of current income and capital appreciation.
Invesco V.I. Equity and Income – Series I	Capital appreciation and current income.
Invesco V.I. S&P 500 Index Fund – Series I	To provide investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor’s 500 Composite Stock Price Index
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. Comstock Fund – Series I	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. American Franchise – Series I	Capital growth.
Invesco V.I. Core Equity Fund – Series I	Long-term growth of capital
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term growth of capital
AB Variable Products Series Fund, Inc.
AB VPS Growth Portfolio – Class B	Long-term growth of capital	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital
AB VPS Large Cap Growth Portfolio – Class B	Long-term growth of capital

Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin High Income VIP Fund – Class 2	High level of current income with capital appreciation as a secondary goal	Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund – Class 2	Maximize income while maintaining prospects for capital appreciation.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Long-term total return.	Franklin Advisory Services, LLC
FTVIP Mutual Shares VIP Fund – Class 2	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

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Portfolio:	Each Portfolio Seeks:	Investment Adviser:
FTVIP Templeton Foreign VIP Fund – Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.	Putnam Investment Management, LLC
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT Small Cap Value Fund – Class IB(2)	Capital appreciation.
Putnam VT Voyager Fund – Class IB	Capital appreciation.

Fidelity® Variable Insurance Products Trust (Initial Class)
Fidelity VIP Government Money Market Portfolio – Initial Class[6]	High level of current income consistent with preservation of capital and liquidity	Fidelity Management & Research Company

(1) Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(2) Effective July 15, 2003, the Putnam VT Small Cap Value Fund – Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investment into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option.    You may establish a Dollar Cost Averaging Program, as described on page 13, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

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You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options.    In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account (“Guarantee Periods”). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See “Investment Alternatives: The Variable Sub-Accounts” on page 8. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1.  25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months

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from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

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SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

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The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See “Longevity Reward Rider” on page 25 for details.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

•  1.25% Base Contract

•  1.38% w/Enhanced Death Benefit Option

•  1.38% w/Performance Death Benefit Option

•  1.38% w/Performance Income Benefit Option

•  1.49% w/Performance Benefit Combination Option

•  1.49% w/Death Benefit Combination Option

•  1.55% w/Income Benefit Combination Option 2

•  1.68% w/Income and Performance Death Benefit Option (State of Washington only)

•  1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout

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Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 4. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See “Longevity Reward Rider” on page 25 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

• on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•  the death of the Contract owner or Annuitant (unless the Contract is continued); and

•  withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 4-5. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 17.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable

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charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.    An emergency exists as defined by the SEC; or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

• at least 30 days after the Issue Date;

• no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

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INCOME PLANS

An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

• fixed amount income payments;

• variable income payments; or

• a combination of the two.

The three Income Plans are:

Income Plan 1 – Life Income with Payments Guaranteed for 10 Years.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 – Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

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We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

• we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2.  applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS

Please keep in mind, once you have selected an optional Income or Death Benefit (each an “Option”), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT

The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1.  10 years, if the youngest Annuitant’s age is 80 or less on the date you apply the Benefit, or

2.  5 years, if the youngest Annuitant’s age is greater than 80 on the date you apply the Benefit.

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If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

Income Benefit Combination Option 2.    The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the “Best of the Best Income Benefit”.

Eligibility .    If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•  You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

• The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

• You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

• The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.  10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.  5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE

The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

• For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

•  For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

•  On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1)  = the withdrawal amount

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

Guaranteed Income Benefit.    The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income

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payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

• a certified copy of a death certificate,

• a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

• any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.   the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

Please keep in mind, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 23. The death benefit options may not be available in all states.

Enhanced Death Benefit Option.    We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an

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annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners’ 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

• For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

(i) = the withdrawal amount

(ii) = the Contract Value just before the withdrawal

(iii) = the most recently calculated Enhanced Death Benefit

•  We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under “Enhanced Death Benefit Option” and “Performance Death Benefit Option” above.

We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Performance Benefit Combination Option.    We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 19) with the features of the Death Benefit Combination (described on page 22) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no

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longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Option.    You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option (“Rider Date”), the death benefit is increased by:

• 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

• 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under “Death Benefit Payments” below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS

If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•  the life of the New Owner;

•  for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•  over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)  transfer all or a portion of the excess among the Variable Sub-Accounts;

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(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)  transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1.  elect to receive the death benefit in a lump sum, or

2.  elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•  the life of the New Owner;

• for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•  over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)    The New Owner may elect to receive the death benefit in a lump sum; or

(b)    If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

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DEATH OF ANNUITANT

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

(c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant’s death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Fidelity VIP Government Money Market Portfolio – Initial Class. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

Eligibility.     The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

• the Contract owner’s initial purchase payment is no longer subject to a withdrawal charge; and

• the Contract owner’s additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge.    If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (“M&E charge”) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

Contract Maintenance Charge.    If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

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Contract Continuation By a Surviving Spouse.    If the surviving spouse continues the Contract as described under Death Benefit Payments on page 22 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

•  Transfer all or a portion of the excess among the Variable Sub-Accounts;

•  Transfer all or a portion of the excess into the Standard Fixed Account; or

•  Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

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New Withdrawal Charge.    If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date (“existing payments”), as well as payments made on or after the Rider Date (“new purchase payments”). The withdrawal charge declines to 0% according to the following schedule:

Existing Purchase Payments	New Purchase Payments
Number of Complete Years Since Rider Date	Number of Complete Years Since We Received the New Purchase Payment Being Withdrawn	Withdrawal Charge (as a Percentage of New or Existing Purchase Payments Withdrawn)
0	0	3%
1	1	2%
2	2	1%
3+	3 +	0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

Free Withdrawal Amount.    If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

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The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

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In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met.

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Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

•  the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of

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the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization.    Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•  if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•  if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•  if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

 Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the

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federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal adviser for additional information.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

• attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

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INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•  Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

•  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

•  Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

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• made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

•  made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or total disability,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•  made after separation from service after age 55 (does not apply to IRAs),

•  made pursuant to an IRS levy,

•  made for certain medical expenses,

•  made to pay for health insurance premiums while unemployed (applies only for IRAs),

•  made for qualified higher education expenses (applies only for IRAs)

•  made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

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Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable

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currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

• severs employment,

• dies,

• becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals,

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hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

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Statement of Additional Information

Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability

Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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APPENDIX A – ACCUMULATION UNIT VALUES

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

MORGAN STANLEY VARIABLE ANNUITY II – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Base Contract

Mortality & Expense = 1.25

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$12.045	$13.902	1,186,867
	2007	$13.902	$14.381	943,851
	2008	$14.381	$8.414	734,524
	2009	$8.414	$9.991	574,677
	2010	$9.991	$11.118	522,469
	2011	$11.118	$11.635	478,606
	2012	$11.635	$13.458	394,361
	2013	$13.458	$17.871	354,304
	2014	$17.871	$19.270	297,576
	2015	$19.270	$19.283	265,648
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$7.181	$6.997	412,305
	2007	$6.997	$7.777	271,554
	2008	$7.777	$4.404	218,050
	2009	$4.404	$5.773	171,828
	2010	$5.773	$6.538	151,980
	2011	$6.538	$6.513	115,168
	2012	$6.513	$7.298	98,293
	2013	$7.298	$9.629	88,060
	2014	$9.629	$10.732	88,422
	2015	$10.732	$11.521	61,175
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$6.443	$6.316	516,685
	2007	$6.316	$7.079	368,977
	2008	$7.079	$4.203	241,698
	2009	$4.203	$5.685	207,861
	2010	$5.685	$6.160	132,975
	2011	$6.160	$5.879	123,674
	2012	$5.879	$6.735	129,115
	2013	$6.735	$9.103	101,278
	2014	$9.103	$10.224	111,284
	2015	$10.224	$11.182	84,813
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.920	$11.783	37,421
	2007	$11.783	$11.940	45,179
	2008	$11.940	$9.026	40,584
	2009	$9.026	$12.707	37,505
	2010	$12.707	$14.199	42,193
	2011	$14.199	$14.648	43,988
	2012	$14.648	$16.700	43,337
	2013	$16.700	$17.766	39,477
	2014	$17.766	$17.523	36,701
	2015	$17.523	$15.711	33,772

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.286	$13.166	450,069
	2007	$13.166	$13.477	470,818
	2008	$13.477	$9.353	417,122
	2009	$9.353	$12.512	389,547
	2010	$12.512	$13.909	366,646
	2011	$13.909	$14.050	346,900
	2012	$14.050	$15.615	323,571
	2013	$15.615	$17.553	292,094
	2014	$17.553	$18.117	241,874
	2015	$18.117	$16.613	171,381
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.965	$13.975	243,334
	2007	$13.975	$14.266	222,495
	2008	$14.266	$8.852	175,485
	2009	$8.852	$11.008	174,463
	2010	$11.008	$12.076	164,900
	2011	$12.076	$11.790	144,936
	2012	$11.790	$13.288	116,422
	2013	$13.288	$16.815	106,140
	2014	$16.815	$17.771	83,488
	2015	$17.771	$16.668	73,680
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$11.352	$13.102	140,299
	2007	$13.102	$12.617	84,460
	2008	$12.617	$8.338	80,825
	2009	$8.338	$10.625	74,140
	2010	$10.625	$13.441	75,104
	2011	$13.441	$12.762	75,894
	2012	$12.762	$14.906	59,268
	2013	$14.906	$20.035	47,953
	2014	$20.035	$19.879	40,727
	2015	$19.879	$18.164	36,017
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.541	$15.027	264,220
	2007	$15.027	$17.116	241,130
	2008	$17.116	$10.068	206,986
	2009	$10.068	$13.612	194,711
	2010	$13.612	$14.559	186,983
	2011	$14.559	$12.836	172,330
	2012	$12.836	$14.973	146,156
	2013	$14.973	$18.165	128,732
	2014	$18.165	$15.927	110,424
	2015	$15.927	$14.693	100,260
Invesco V.I. American Franchise Fund – Series I
	2006	$13.639	$13.841	528,733
	2007	$13.841	$15.970	372,166
	2008	$15.970	$8.037	306,263
	2009	$8.037	$13.168	247,793
	2010	$13.168	$15.570	191,706
	2011	$15.570	$14.413	157,952
	2012	$14.413	$16.172	166,944
	2013	$16.172	$22.359	145,245
	2014	$22.359	$23.921	128,056
	2015	$23.921	$24.782	114,612

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Value Fund – Series I
	2006	$12.154	$14.474	472,554
	2007	$14.474	$15.399	352,690
	2008	$15.399	$8.919	280,399
	2009	$8.919	$12.250	218,930
	2010	$12.250	$14.774	175,455
	2011	$14.774	$14.710	137,482
	2012	$14.710	$17.024	109,374
	2013	$17.024	$22.552	109,373
	2014	$22.552	$24.419	103,827
	2015	$24.419	$21.892	101,312
Invesco V.I. Capital Appreciation Fund – Series I
	2006	$6.787	$7.118	241,036
	2007	$7.118	$7.866	190,410
	2008	$7.866	$4.462	166,645
	2009	$4.462	$5.331	152,769
	2010	$5.331	$6.074	125,955
	2011	$6.074	$5.519	107,942
	2012	$5.519	$6.343	0
Invesco V.I. Comstock Fund – Series I
	2006	$12.472	$14.308	1,567,597
	2007	$14.308	$13.827	1,236,076
	2008	$13.827	$8.775	953,334
	2009	$8.775	$11.149	758,616
	2010	$11.149	$12.757	609,669
	2011	$12.757	$12.355	516,608
	2012	$12.355	$14.533	412,929
	2013	$14.533	$19.497	368,976
	2014	$19.497	$21.041	330,521
	2015	$21.041	$19.517	284,127
Invesco V.I. Core Equity Fund – Series I
	2006	$10.000	$10.817	147,923
	2007	$10.817	$11.536	118,456
	2008	$11.536	$7.952	107,630
	2009	$7.952	$10.065	104,206
	2010	$10.065	$10.879	89,665
	2011	$10.879	$10.727	73,893
	2012	$10.727	$12.052	59,429
	2013	$12.052	$15.368	46,571
	2014	$15.368	$16.397	41,644
	2015	$16.397	$15.244	38,366
Invesco V.I. Diversified Dividend Fund – Series I
	2006	$39.122	$42.880	4,417,726
	2007	$42.880	$44.089	3,396,405
	2008	$44.089	$27.685	2,746,257
	2009	$27.685	$33.952	2,274,233
	2010	$33.952	$37.009	1,907,895
	2011	$37.009	$36.588	1,602,513
	2012	$36.588	$42.856	1,376,998
	2013	$42.856	$55.403	1,199,578
	2014	$55.403	$61.672	1,065,674
	2015	$61.672	$62.103	948,177

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Equity and Income Fund – Series I
	2011	$10.000	$18.077	163,085
	2012	$18.077	$20.077	143,860
	2013	$20.077	$24.797	124,876
	2014	$24.797	$26.674	120,489
	2015	$26.674	$25.713	106,630
Invesco V.I. Global Core Equity Fund – Series I
	2011	$10.000	$18.898	828,377
	2012	$18.898	$21.208	681,945
	2013	$21.208	$25.632	606,717
	2014	$25.632	$25.462	529,709
	2015	$25.462	$24.764	464,448
Invesco V.I. Global Dividend Growth Fund – Series I
	2006	$22.879	$27.526	2,410,773
	2007	$27.526	$29.062	1,876,654
	2008	$29.062	$16.934	1,460,052
	2009	$16.934	$19.454	1,194,325
	2010	$19.454	$21.509	999,481
	2011	$21.509	$23.249	0
Invesco V.I. High Yield Fund – Series I
	2013	$10.000	$21.447	184,522
	2014	$21.447	$21.524	143,172
	2015	$21.524	$20.563	128,737
Invesco V.I. High Yield Securities Fund – Series I
	2006	$13.236	$14.273	663,543
	2007	$14.273	$14.668	518,210
	2008	$14.668	$11.124	427,548
	2009	$11.124	$15.865	375,973
	2010	$15.865	$17.252	313,316
	2011	$17.252	$17.360	258,037
	2012	$17.360	$20.356	231,218
	2013	$20.356	$21.093	0
Invesco V.I. Income Builder Fund – Series I
	2006	$16.270	$18.334	519,312
	2007	$18.334	$18.666	411,373
	2008	$18.666	$13.575	304,981
	2009	$13.575	$16.762	231,860
	2010	$16.762	$18.584	197,106
	2011	$18.584	$19.814	0
Invesco V.I. Mid Cap Core Equity Fund – Series I
	2006	$11.507	$12.630	64,974
	2007	$12.630	$13.649	53,584
	2008	$13.649	$9.626	54,545
	2009	$9.626	$12.366	56,982
	2010	$12.366	$13.922	53,914
	2011	$13.922	$12.859	51,553
	2012	$12.859	$14.076	36,677
	2013	$14.076	$17.889	36,135
	2014	$17.889	$18.432	31,952
	2015	$18.432	$17.452	30,213

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.221	$12.651	26,037
	2007	$12.651	$14.678	12,416
	2008	$14.678	$7.698	20,472
	2009	$7.698	$11.877	26,201
	2010	$11.877	$14.914	23,827
	2011	$14.914	$13.337	22,250
	2012	$13.337	$14.687	21,348
	2013	$14.687	$19.795	20,405
	2014	$19.795	$21.031	21,039
	2015	$21.031	$20.965	14,658
Invesco V.I. S&P 500 Index Fund – Series I
	2006	$11.102	$12.658	1,618,578
	2007	$12.658	$13.140	1,225,377
	2008	$13.140	$8.159	1,014,891
	2009	$8.159	$10.169	967,647
	2010	$10.169	$11.525	839,598
	2011	$11.525	$11.581	715,772
	2012	$11.581	$13.215	593,807
	2013	$13.215	$17.198	489,105
	2014	$17.198	$19.227	451,343
	2015	$19.227	$19.164	416,504
Morgan Stanley VIS – Global Infrastructure Portfolio – Class X
	2006	$29.031	$34.462	1,901,657
	2007	$34.462	$40.912	1,495,766
	2008	$40.912	$26.933	1,193,798
	2009	$26.933	$31.690	955,383
	2010	$31.690	$33.431	801,809
	2011	$33.431	$38.284	660,885
	2012	$38.284	$44.828	553,926
	2013	$44.828	$52.148	493,945
	2014	$52.148	$55.228	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class X
	2006	$12.712	$13.525	444,416
	2007	$13.525	$15.967	309,422
	2008	$15.967	$8.055	239,927
	2009	$8.055	$13.468	209,386
	2010	$13.468	$16.746	169,005
	2011	$16.746	$15.310	140,791
	2012	$15.310	$16.894	105,279
	2013	$16.894	$17.962	0
Morgan Stanley VIS European Equity Portfolio – Class X
	2006	$38.931	$50.016	1,083,879
	2007	$50.016	$57.036	881,250
	2008	$57.036	$32.242	696,851
	2009	$32.242	$40.630	569,212
	2010	$40.630	$42.982	470,005
	2011	$42.982	$38.318	390,092
	2012	$38.318	$44.799	323,607
	2013	$44.799	$56.354	282,019
	2014	$56.354	$50.519	250,207
	2015	$50.519	$47.263	218,938

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Global Advantage Portfolio – Class X
	2006	$8.877	$10.383	405,315
	2007	$10.383	$11.993	277,444
	2008	$11.993	$6.645	233,448
	2009	$6.645	$6.357	0
Morgan Stanley VIS Income Plus Portfolio – Class X
	2006	$25.417	$26.505	3,197,996
	2007	$26.505	$27.713	2,480,749
	2008	$27.713	$24.902	1,984,019
	2009	$24.902	$30.115	1,657,652
	2010	$30.115	$32.467	1,429,951
	2011	$32.467	$33.637	1,128,338
	2012	$33.637	$37.862	954,539
	2013	$37.862	$37.738	814,871
	2014	$37.738	$40.130	708,185
	2015	$40.130	$38.764	620,266
Morgan Stanley VIS Limited Duration Portfolio – Class X
	2006	$11.524	$11.856	746,919
	2007	$11.856	$12.041	572,372
	2008	$12.041	$10.108	415,568
	2009	$10.108	$10.547	400,011
	2010	$10.547	$10.651	348,726
	2011	$10.651	$10.798	298,954
	2012	$10.798	$11.008	236,775
	2013	$11.008	$10.904	201,898
	2014	$10.904	$10.879	168,208
	2015	$10.879	$10.716	146,404
Morgan Stanley VIS Money Market Portfolio – Class X
	2006	$14.467	$14.932	4,181,794
	2007	$14.932	$15.457	3,320,041
	2008	$15.457	$15.623	3,384,187
	2009	$15.623	$15.418	2,212,207
	2010	$15.418	$15.213	1,501,511
	2011	$15.213	$15.011	1,319,235
	2012	$15.011	$14.810	1,092,697
	2013	$14.810	$14.613	845,326
	2014	$14.613	$14.419	732,608
	2015	$14.419	$14.227	649,507
Morgan Stanley VIS Multi Cap Growth Portfolio – Class X
	2006	$58.796	$60.437	2,130,839
	2007	$60.437	$71.273	1,620,807
	2008	$71.273	$36.827	1,314,636
	2009	$36.827	$62.247	1,072,182
	2010	$62.247	$78.459	905,423
	2011	$78.459	$72.189	767,085
	2012	$72.189	$80.030	649,502
	2013	$80.030	$119.035	573,933
	2014	$119.035	$124.144	504,532
	2015	$124.144	$133.014	443,370

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Strategist Portfolio – Class X
	2006	$35.656	$40.461	2,217,972
	2007	$40.461	$43.362	1,718,848
	2008	$43.362	$32.521	1,437,064
	2009	$32.521	$38.417	1,172,614
	2010	$38.417	$40.485	1,008,179
	2011	$40.485	$36.763	818,621
	2012	$36.763	$38.774	666,856
	2013	$38.774	$41.358	0
Putnam VT Growth and Income Fund – Class IB
	2006	$11.401	$13.039	157,795
	2007	$13.039	$12.086	118,737
	2008	$12.086	$7.310	71,743
	2009	$7.310	$9.362	64,896
	2010	$9.362	$10.564	52,619
	2011	$10.564	$9.939	42,897
	2012	$9.939	$11.682	30,034
	2013	$11.682	$15.637	35,028
	2014	$15.637	$17.083	30,577
	2015	$17.083	$15.586	27,896
Putnam VT International Equity Fund – Class IB
	2006	$9.298	$11.717	421,805
	2007	$11.717	$12.526	339,799
	2008	$12.526	$6.926	244,382
	2009	$6.926	$8.517	202,446
	2010	$8.517	$9.245	172,488
	2011	$9.245	$7.577	138,205
	2012	$7.577	$9.113	117,159
	2013	$9.113	$11.515	105,985
	2014	$11.515	$10.590	89,678
	2015	$10.590	$10.463	90,380
Putnam VT Small Cap Value Fund – Class IB
	2006	$14.188	$16.419	68,930
	2007	$16.419	$14.137	45,234
	2008	$14.137	$8.457	39,650
	2009	$8.457	$10.975	31,406
	2010	$10.975	$13.642	26,570
	2011	$13.642	$12.823	25,505
	2012	$12.823	$14.863	14,591
	2013	$14.863	$20.471	12,798
	2014	$20.471	$20.890	10,145
	2015	$20.890	$19.737	7,282
Putnam VT Voyager Fund – Class IB
	2006	$6.003	$6.245	192,384
	2007	$6.245	$6.501	123,721
	2008	$6.501	$4.038	89,897
	2009	$4.038	$6.530	96,902
	2010	$6.530	$7.782	90,694
	2011	$7.782	$6.308	92,848
	2012	$6.308	$7.108	55,765
	2013	$7.108	$10.080	46,400
	2014	$10.080	$10.911	44,415
	2015	$10.911	$10.107	35,871

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Emerging Markets Equity Portfolio, Class I
	2006	$16.151	$21.854	301,731
	2007	$21.854	$30.281	237,077
	2008	$30.281	$12.958	139,006
	2009	$12.958	$21.713	127,969
	2010	$21.713	$25.498	130,180
	2011	$25.498	$20.574	120,392
	2012	$20.574	$24.347	93,858
	2013	$24.347	$23.774	87,674
	2014	$23.774	$22.402	79,912
	2015	$22.402	$19.739	72,206
UIF Global Infrastructure – Class I
	2014	$10.000	$59.488	435,643
	2015	$59.488	$50.616	376,689
UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.892	$13.447	343,994
	2007	$13.447	$15.202	277,361
	2008	$15.202	$8.305	241,222
	2009	$8.305	$10.859	170,464
	2010	$10.859	$11.322	153,737
	2011	$11.322	$10.760	132,799
	2012	$10.760	$12.085	115,037
	2013	$12.085	$13.824	2,001,539
	2014	$13.824	$13.932	1,748,862
	2015	$13.932	$12.866	1,527,391
UIF Growth Portfolio, Class I
	2006	$10.794	$11.086	526,258
	2007	$11.086	$13.333	361,523
	2008	$13.333	$6.684	280,879
	2009	$6.684	$10.917	231,397
	2010	$10.917	$13.233	180,292
	2011	$13.233	$12.691	150,192
	2012	$12.691	$14.320	120,107
	2013	$14.320	$20.920	95,584
	2014	$20.920	$21.952	88,653
	2015	$21.952	$24.309	71,949
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.258	$15.373	223,398
	2007	$15.373	$18.603	180,676
	2008	$18.603	$9.770	151,607
	2009	$9.770	$15.197	121,157
	2010	$15.197	$19.838	99,931
	2011	$19.838	$18.179	94,780
	2012	$18.179	$19.493	65,173
	2013	$19.493	$26.441	48,293
	2014	$26.441	$26.600	40,822
	2015	$26.600	$24.695	36,906

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class I
	2006	$25.125	$34.220	226,573
	2007	$34.220	$27.996	159,524
	2008	$27.996	$17.153	133,656
	2009	$17.153	$21.721	113,009
	2010	$21.721	$27.851	94,331
	2011	$27.851	$29.105	82,292
	2012	$29.105	$33.261	69,746
	2013	$33.261	$33.489	58,991
	2014	$33.489	$42.860	50,638
	2015	$42.860	$43.203	38,398

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

MORGAN STANLEY VARIABLE ANNUITY II – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2

Mortality & Expense = 1.95

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$11.191	$12.827	5,038
	2007	$12.827	$13.176	3,662
	2008	$13.176	$7.655	2,527
	2009	$7.655	$9.026	2,559
	2010	$9.026	$9.975	2,243
	2011	$9.975	$10.366	2,053
	2012	$10.366	$11.906	1,925
	2013	$11.906	$15.700	269
	2014	$15.700	$16.811	254
	2015	$16.811	$16.704	235
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$8.450	$8.176	3,081
	2007	$8.176	$9.024	2,186
	2008	$9.024	$5.075	2,042
	2009	$5.075	$6.606	2,007
	2010	$6.606	$7.429	1,306
	2011	$7.429	$7.349	1,166
	2012	$7.349	$8.178	1,057
	2013	$8.178	$10.714	783
	2014	$10.714	$11.857	757
	2015	$11.857	$12.641	229

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$7.761	$7.555	6,070
	2007	$7.555	$8.408	4,796
	2008	$8.408	$4.957	1,295
	2009	$4.957	$6.659	1,192
	2010	$6.659	$7.165	1,126
	2011	$7.165	$6.790	988
	2012	$6.790	$7.724	906
	2013	$7.724	$10.368	778
	2014	$10.368	$11.563	562
	2015	$11.563	$12.558	87
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.791	$11.562	0
	2007	$11.562	$11.634	0
	2008	$11.634	$8.733	0
	2009	$8.733	$12.209	0
	2010	$12.209	$13.548	0
	2011	$13.548	$13.879	0
	2012	$13.879	$15.712	0
	2013	$15.712	$16.598	0
	2014	$16.598	$16.258	0
	2015	$16.258	$14.475	0
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.157	$12.926	321
	2007	$12.926	$13.138	729
	2008	$13.138	$9.054	620
	2009	$9.054	$12.027	552
	2010	$12.027	$13.277	0
	2011	$13.277	$13.318	0
	2012	$13.318	$14.698	0
	2013	$14.698	$16.407	0
	2014	$16.407	$16.816	0
	2015	$16.816	$15.313	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.825	$13.715	760
	2007	$13.715	$13.903	328
	2008	$13.903	$8.566	353
	2009	$8.566	$10.578	342
	2010	$10.578	$11.524	25
	2011	$11.524	$11.173	27
	2012	$11.173	$12.505	26
	2013	$12.505	$15.714	25
	2014	$15.714	$16.491	25
	2015	$16.491	$15.359	26

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$11.298	$12.950	2,715
	2007	$12.950	$12.383	2,651
	2008	$12.383	$8.126	273
	2009	$8.126	$10.282	276
	2010	$10.282	$12.917	260
	2011	$12.917	$12.180	255
	2012	$12.180	$14.126	252
	2013	$14.126	$18.855	0
	2014	$18.855	$18.577	0
	2015	$18.577	$16.856	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.394	$14.747	2,821
	2007	$14.747	$16.679	2,105
	2008	$16.679	$9.742	289
	2009	$9.742	$13.080	286
	2010	$13.080	$13.892	21
	2011	$13.892	$12.163	22
	2012	$12.163	$14.089	25
	2013	$14.089	$16.973	24
	2014	$16.973	$14.778	24
	2015	$14.778	$13.538	29
Invesco V.I. American Franchise Fund – Series I
	2006	$6.041	$6.088	7,685
	2007	$6.088	$6.975	2,765
	2008	$6.975	$3.486	2,548
	2009	$3.486	$5.671	2,459
	2010	$5.671	$6.659	2,195
	2011	$6.659	$6.121	1,915
	2012	$6.121	$6.820	7,474
	2013	$6.820	$9.364	4,134
	2014	$9.364	$9.948	3,732
	2015	$9.948	$10.234	1,345
Invesco V.I. American Value Fund – Series I
	2006	$11.823	$13.981	6,105
	2007	$13.981	$14.771	4,471
	2008	$14.771	$8.496	2,499
	2009	$8.496	$11.587	2,427
	2010	$11.587	$13.877	1,973
	2011	$13.877	$13.721	1,805
	2012	$13.721	$15.768	1,675
	2013	$15.768	$20.742	748
	2014	$20.742	$22.302	721
	2015	$22.302	$19.855	192
Invesco V.I. Capital Appreciation Fund – Series I
	2006	$7.789	$8.112	15,014
	2007	$8.112	$8.901	8,466
	2008	$8.901	$5.015	6,872
	2009	$5.015	$5.949	6,827
	2010	$5.949	$6.731	6,704
	2011	$6.731	$6.073	5,971
	2012	$6.073	$6.965	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Comstock Fund – Series I
	2006	$12.156	$13.849	4,818
	2007	$13.849	$13.289	4,484
	2008	$13.289	$8.375	1,654
	2009	$8.375	$10.567	1,725
	2010	$10.567	$12.006	1,393
	2011	$12.006	$11.547	1,378
	2012	$11.547	$13.487	1,320
	2013	$13.487	$17.967	0
	2014	$17.967	$19.255	0
	2015	$19.255	$17.735	0
Invesco V.I. Core Equity Fund – Series I
	2006	$10.000	$10.765	2,385
	2007	$10.765	$11.399	1,323
	2008	$11.399	$7.804	1,289
	2009	$7.804	$9.810	1,180
	2010	$9.810	$10.529	1,144
	2011	$10.529	$10.309	1,061
	2012	$10.309	$11.502	990
	2013	$11.502	$14.564	763
	2014	$14.564	$15.431	543
	2015	$15.431	$14.245	181
Invesco V.I. Diversified Dividend Fund – Series I
	2006	$10.783	$11.737	9,654
	2007	$11.737	$11.983	5,851
	2008	$11.983	$7.472	5,782
	2009	$7.472	$9.100	5,754
	2010	$9.100	$9.850	5,670
	2011	$9.850	$9.670	2,173
	2012	$9.670	$11.247	1,954
	2013	$11.247	$14.439	1,045
	2014	$14.439	$15.961	1,028
	2015	$15.961	$15.960	641
Invesco V.I. Equity and Income Fund – Series I
	2011	$10.000	$13.389	1,202
	2012	$13.389	$14.767	1,188
	2013	$14.767	$18.110	0
	2014	$18.110	$19.346	0
	2015	$19.346	$18.518	0
Invesco V.I. Global Core Equity Fund – Series I
	2011	$10.000	$9.764	2,925
	2012	$9.764	$10.881	2,777
	2013	$10.881	$13.059	1,754
	2014	$13.059	$12.882	1,723
	2015	$12.882	$12.441	767
Invesco V.I. Global Dividend Growth Fund – Series I
	2006	$12.328	$14.729	8,567
	2007	$14.729	$15.442	7,297
	2008	$15.442	$8.935	4,180
	2009	$8.935	$10.193	4,153
	2010	$10.193	$11.191	3,696
	2011	$11.191	$12.069	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. High Yield Fund – Series I
	2013	$10.000	$11.636	0
	2014	$11.636	$11.597	0
	2015	$11.597	$11.002	0
Invesco V.I. High Yield Securities Fund – Series I
	2006	$7.595	$8.133	1,648
	2007	$8.133	$8.299	1,647
	2008	$8.299	$6.250	0
	2009	$6.250	$8.852	0
	2010	$8.852	$9.559	0
	2011	$9.559	$9.552	0
	2012	$9.552	$11.122	0
	2013	$11.122	$11.499	0
Invesco V.I. Income Builder Fund – Series I
	2006	$12.568	$14.063	3,376
	2007	$14.063	$14.218	3,410
	2008	$14.218	$10.267	1,152
	2009	$10.267	$12.590	1,153
	2010	$12.590	$13.861	1,199
	2011	$13.861	$14.744	0
Invesco V.I. Mid Cap Core Equity Fund – Series I
	2006	$11.372	$12.394	2,380
	2007	$12.394	$13.301	2,187
	2008	$13.301	$9.314	0
	2009	$9.314	$11.882	0
	2010	$11.882	$13.284	0
	2011	$13.284	$12.185	0
	2012	$12.185	$13.245	0
	2013	$13.245	$16.715	0
	2014	$16.715	$17.102	0
	2015	$17.102	$16.080	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.077	$12.415	0
	2007	$12.415	$14.302	0
	2008	$14.302	$7.449	0
	2009	$7.449	$11.412	0
	2010	$11.412	$14.230	0
	2011	$14.230	$12.637	0
	2012	$12.637	$13.819	0
	2013	$13.819	$18.494	0
	2014	$18.494	$19.513	0
	2015	$19.513	$19.316	0
Invesco V.I. S&P 500 Index Fund – Series I
	2006	$9.064	$10.262	3,694
	2007	$10.262	$10.578	1,997
	2008	$10.578	$6.522	1,269
	2009	$6.522	$8.072	1,186
	2010	$8.072	$9.085	1,140
	2011	$9.085	$9.066	1,025
	2012	$9.066	$10.272	930
	2013	$10.272	$13.275	668
	2014	$13.275	$14.738	648
	2015	$14.738	$14.588	197

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS – Global Infrastructure Portfolio – Class X
	2006	$8.505	$10.026	3,254
	2007	$10.026	$11.818	2,505
	2008	$11.818	$7.726	630
	2009	$7.726	$9.027	0
	2010	$9.027	$9.457	0
	2011	$9.457	$10.754	0
	2012	$10.754	$12.504	0
	2013	$12.504	$14.445	0
	2014	$14.445	$15.264	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class X
	2006	$8.857	$9.359	1,139
	2007	$9.359	$10.970	0
	2008	$10.970	$5.496	0
	2009	$5.496	$9.125	0
	2010	$9.125	$11.266	0
	2011	$11.266	$10.229	0
	2012	$10.229	$11.208	0
	2013	$11.208	$11.890	0
Morgan Stanley VIS European Equity Portfolio – Class X
	2006	$9.598	$12.244	9,856
	2007	$12.244	$13.865	6,427
	2008	$13.865	$7.783	2,393
	2009	$7.783	$9.739	2,377
	2010	$9.739	$10.231	1,878
	2011	$10.231	$9.058	1,756
	2012	$9.058	$10.515	1,571
	2013	$10.515	$13.136	1,276
	2014	$13.136	$11.693	1,254
	2015	$11.693	$10.863	805
Morgan Stanley VIS Global Advantage Portfolio – Class X
	2006	$8.521	$9.897	4,414
	2007	$9.897	$11.352	1,869
	2008	$11.352	$6.246	1,812
	2009	$6.246	$5.962	0
Morgan Stanley VIS Income Plus Portfolio – Class X
	2006	$12.324	$12.762	9,848
	2007	$12.762	$13.250	7,148
	2008	$13.250	$11.823	4,674
	2009	$11.823	$14.198	4,224
	2010	$14.198	$15.200	3,984
	2011	$15.200	$15.638	3,752
	2012	$15.638	$17.480	3,515
	2013	$17.480	$17.301	2,766
	2014	$17.301	$18.269	2,751
	2015	$18.269	$17.524	231

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Limited Duration Portfolio – Class X
	2006	$10.592	$10.822	0
	2007	$10.822	$10.914	0
	2008	$10.914	$9.098	0
	2009	$9.098	$9.427	0
	2010	$9.427	$9.453	0
	2011	$9.453	$9.517	0
	2012	$9.517	$9.634	0
	2013	$9.634	$9.476	0
	2014	$9.476	$9.389	0
	2015	$9.389	$9.184	0
Morgan Stanley VIS Money Market Portfolio – Class X
	2006	$9.934	$10.182	2,596
	2007	$10.182	$10.467	1,857
	2008	$10.467	$10.505	1,799
	2009	$10.505	$10.295	2,060
	2010	$10.295	$10.087	2,247
	2011	$10.087	$9.884	2,060
	2012	$9.884	$9.684	1,948
	2013	$9.684	$9.488	1,262
	2014	$9.488	$9.297	1,354
	2015	$9.297	$9.109	769
Morgan Stanley VIS Multi Cap Growth Portfolio – Class X
	2006	$8.493	$8.669	23,798
	2007	$8.669	$10.151	9,615
	2008	$10.151	$5.209	3,698
	2009	$5.209	$8.742	2,913
	2010	$8.742	$10.943	2,575
	2011	$10.943	$9.998	2,342
	2012	$9.998	$11.006	2,078
	2013	$11.006	$16.257	1,731
	2014	$16.257	$16.836	1,668
	2015	$16.836	$17.913	969
Morgan Stanley VIS Strategist Portfolio – Class X
	2006	$11.104	$12.512	576
	2007	$12.512	$13.315	1,211
	2008	$13.315	$9.916	1,054
	2009	$9.916	$11.633	1,021
	2010	$11.633	$12.173	553
	2011	$12.173	$10.977	608
	2012	$10.977	$11.497	635
	2013	$11.497	$12.236	0
Putnam VT Growth and Income Fund – Class IB
	2006	$10.422	$11.836	2,918
	2007	$11.836	$10.894	2,193
	2008	$10.894	$6.543	2,353
	2009	$6.543	$8.321	2,298
	2010	$8.321	$9.324	1,839
	2011	$9.324	$8.711	1,717
	2012	$8.711	$10.167	1,637
	2013	$10.167	$13.515	625
	2014	$13.515	$14.662	603
	2015	$14.662	$13.283	194

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT International Equity Fund – Class IB
	2006	$10.195	$12.758	2,526
	2007	$12.758	$13.543	1,700
	2008	$13.543	$7.437	1,704
	2009	$7.437	$9.080	2,211
	2010	$9.080	$9.788	1,617
	2011	$9.788	$7.966	1,479
	2012	$7.966	$9.514	1,422
	2013	$9.514	$11.938	1,067
	2014	$11.938	$10.903	885
	2015	$10.903	$10.696	279
Putnam VT Small Cap Value Fund – Class IB
	2006	$13.828	$15.892	0
	2007	$15.892	$13.587	0
	2008	$13.587	$8.072	0
	2009	$8.072	$10.401	0
	2010	$10.401	$12.838	0
	2011	$12.838	$11.984	0
	2012	$11.984	$13.793	0
	2013	$13.793	$18.866	0
	2014	$18.866	$19.117	0
	2015	$19.117	$17.935	0
Putnam VT Voyager Fund – Class IB
	2006	$7.060	$7.293	3,192
	2007	$7.293	$7.538	2,508
	2008	$7.538	$4.650	2,481
	2009	$4.650	$7.467	2,200
	2010	$7.467	$8.837	1,444
	2011	$8.837	$7.113	1,316
	2012	$7.113	$7.959	1,297
	2013	$7.959	$11.208	970
	2014	$11.208	$12.048	732
	2015	$12.048	$11.082	235
UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.086	$24.302	4,291
	2007	$24.302	$33.436	2,783
	2008	$33.436	$14.208	2,002
	2009	$14.208	$23.642	1,859
	2010	$23.642	$27.569	1,523
	2011	$27.569	$22.090	1,481
	2012	$22.090	$25.958	1,448
	2013	$25.958	$25.171	836
	2014	$25.171	$23.553	834
	2015	$23.553	$20.607	211
UIF Global Infrastructure – Class I
	2014	$10.000	$16.363	0
	2015	$16.363	$13.825	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.265	$12.586	4,200
	2007	$12.586	$14.128	2,196
	2008	$14.128	$7.664	2,215
	2009	$7.664	$9.951	2,130
	2010	$9.951	$10.303	2,140
	2011	$10.303	$9.723	2,084
	2012	$9.723	$10.844	2,029
	2013	$10.844	$12.319	765
	2014	$12.319	$12.329	761
	2015	$12.329	$11.306	302
UIF Growth Portfolio, Class I
	2006	$8.461	$8.631	3,183
	2007	$8.631	$10.306	1,650
	2008	$10.306	$5.130	1,563
	2009	$5.130	$8.321	1,537
	2010	$8.321	$10.017	1,387
	2011	$10.017	$9.539	1,237
	2012	$9.539	$10.689	1,170
	2013	$10.689	$15.506	916
	2014	$15.506	$16.158	859
	2015	$16.158	$17.767	402
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.897	$14.879	572
	2007	$14.879	$17.879	639
	2008	$17.879	$9.324	567
	2009	$9.324	$14.402	549
	2010	$14.402	$18.670	175
	2011	$18.670	$16.989	167
	2012	$16.989	$18.090	195
	2013	$18.090	$24.367	0
	2014	$24.367	$24.342	11
	2015	$24.342	$22.442	0
UIF U.S. Real Estate Portfolio, Class I
	2006	$21.646	$29.277	4,460
	2007	$29.277	$23.784	3,927
	2008	$23.784	$14.470	1,622
	2009	$14.470	$18.195	1,705
	2010	$18.195	$23.168	1,179
	2011	$23.168	$24.043	1,059
	2012	$24.043	$27.284	959
	2013	$27.284	$27.279	677
	2014	$27.279	$34.669	669
	2015	$34.669	$34.703	157

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

Appendix B

Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
Death Benefit Earnings	=	$25,000 ($125,000-$100,000)
Enhanced Earnings Death Benefit	=	40% × $25,000 = $10,000

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
Death Benefit Earnings	=	$19,000 ($114,000-$95,000)
Enhanced Earnings Death Benefit	=	40%× $19,000 = $7,600

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
Death Benefit Earnings	=	$20,000 ($140,000-$120,000)
Enhanced Earnings Death Benefit	=	25% of $20,000 = $5,000

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

B-1

40137

Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001

Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566

Telephone Number: 1-800-457-7617

Fax: 1-785-228-4584

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisor Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

Morgan Stanley Variable Investment Series
(Class Y Shares)

The Universal Institutional Funds, Inc.
(Class I shares and Class II shares)

Invesco Variable Insurance Funds (Series I Shares)

Fidelity® Variable Insurance Products (Service Class 2)

AB Variable Products Series Fund, Inc. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Putnam Variable Trust (Class IB Shares)

*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-13 for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 35 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
Accumulation Phase	4
Accumulation Unit	7
Accumulation Unit Value	7
Allstate Life (“we”)	24
Annuitant	7
Automatic Additions Program	8
Automatic Portfolio Rebalancing Program	14
Beneficiary	7
Contract*	7
Contract Anniversary	3
Contract Owner (“you”)	7
Contract Value	9
Contract Year	3
Death Benefit Anniversary	20
Death Benefit Combination Option	21
Dollar Cost Averaging	14
Dollar Cost Averaging Fixed Account Options	11
Due Proof of Death	20
Enhanced Earnings Death Benefit Plus Option	22
Excess of Earnings Withdrawals	22

Fixed Account Options	11
Funds	Cover
Income and Death Benefit Combination Option 2	22
Income Benefit Combination Option 2	19
In-Force Earnings	22
In-Force Premium	22
Income Plans	18
Investment Alternatives	9
Issue Date	4
Payout Phase	4
Payout Start Date	17
Performance Death Benefit Option	21
Portfolios	25
SEC	Cover
Systematic Withdrawal Program	17
Tax Qualified Contracts	30
Valuation Date	9
Variable Account	25
Variable Sub-Account	9

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.

1

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
Expenses	You will bear the following expenses:

• Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

• If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, (“Rider Application Date”))

• Annual contract maintenance charge of $35 (waived in certain cases)

• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

• Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)

• State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives	The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Morgan Stanley Investment Management Inc.

• Invesco Advisers, Inc.

• AllianceBernstein L.P.

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

• Fidelity Management & Research Company

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
Special Services	For your convenience, we offer these special services:

• Automatic Additions Program

• Automatic Portfolio Rebalancing Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program
Income Payments	You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with payments guaranteed for 120 months

• joint and survivor life income with guaranteed payments

• guaranteed payments for a specified period
Death Benefits	If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.
Transfers

Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

2

We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

3

How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 18. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

4

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	5%	4%	3%	2%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$25***

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.25%	0.10%	1.35%
With the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.60%	0.10%	1.70%
With the Performance Death Benefit Option	1.73%	0.10%	1.83%
With the Death Benefit Combination Option	1.84%	0.10%	1.94%
With the Income Benefit Combination Option 2*	1.90%	0.10%	2.00%
With the Income and Death Benefit Combination Option 2*	2.10%	0.10%	2.20%

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

PORTFOLIO ANNUAL EXPENSE – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.66%	1.72%

(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015.

Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated,

•  earned a 5% annual return on your investment,

5

• surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

• elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 852	$ 1,467	$ 2,019	$ 3,667
Costs Based on Minimum Annual Portfolio Expenses	$ 749	$ 1,160	$ 1,512	$ 2,684

Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 342	$ 1,042	$ 1,764	$ 3,667
Costs Based on Minimum Annual Portfolio Expenses	$ 239	$ 735	$ 1,257	$ 2,684

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75) with a mortality and expense risk charge of 2.10%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $35. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

6

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call the “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.

To obtain additional detail on each of the Variable Sub-Account’s financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

7

The Contract

CONTRACT OWNER

The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan you want to use to receive retirement income,

•  the owner, while the Annuitant is alive,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

• any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

8

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•  your spouse or, if he or she is no longer alive,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

9

Purchases

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

10

Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y

As a primary objective, growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.

Morgan Stanley Investment Management Inc.

Morgan Stanley VIS European Equity Portfolio – Class Y	To maximize the capital appreciation of its investments
UIF Global Infrastructure Portfolio – Class II	Both capital appreciation and current income
Morgan Stanley VIS Income Plus Portfolio – Class Y

As a primary objective, high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class Y(2)	High level of current income consistent with preservation of capital

The Universal Institutional Funds, Inc.
UIF Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

UIF Emerging Markets Equity Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Global Strategist Portfolio, Class I & Class II(1)	Total return.
UIF Mid Cap Growth Portfolio, Class I	Long-term capital growth by investing primarily in common stocks and other equity securities.
UIF U.S. Real Estate Portfolio, Class I(3)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco Variable Insurance Funds
Invesco V.I. American Franchise Fund – Series I	Capital growth.	Invesco Advisers, Inc.

Invesco V.I. American Franchise Fund – Series II	Capital growth.
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio – Series II	Capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II(3)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Core Equity Fund – Series I	Long-term growth of capital	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long term growth of income and capital.
Invesco V.I. High Yield Portfolio – Series II	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term growth of capital

Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor’s 500 Composite Stock Price Index

AB Variable Products Series Fund, Inc
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital	AllianceBernstein L.P.
AB VPS Growth Portfolio – Class B	Long-term growth of capital
AB VPS Large Cap Growth Portfolio	Long-term growth of capital

Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2	Maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
FTVIP Franklin High Income VIP Fund – Class 2	High level of current income with capital appreciation as a secondary goal
FTVIP Franklin Mutual Shares VIP Fund – Class 2	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

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Portfolio:	Each Portfolio Seeks:	Investment Advisor:
FTVIP Templeton Foreign VIP Fund – Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.	Putnam Investment Management, LLC
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Capital appreciation.
Putnam VT Voyager Fund – Class IB	Capital appreciation.

Fidelity ® Variable Insurance Products Trust (Initial Class)
Fidelity VIP Government Money Market Portfolio – Initial Class[6]	High level of current income consistent with preservation of capital and liquidity	Fidelity Management & Research Company

(1) Effective on May 17, 2013, the UIF Global Strategist Portfolio - Class I & Class II was closed to new investors.

(2) Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3) Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option.    The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 14, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options.    Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither

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predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

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 Investment Alternatives: Transfers

 TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1.  25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•  we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

• we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

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• the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

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DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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 Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 5. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income

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tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

•  on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

• the death of the Contract owner or Annuitant (unless the Contract is continued); and

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the “Taxes” section.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 5 & 6. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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 Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 18.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

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 Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

•  the Annuitant’s 99th Birthday, or

•  the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

• fixed income payments;

•  variable income payments; or

• a combination of the two.

The three Income Plans are:

Income Plan 1 – Life Income With Payments Guaranteed for 120 Months.    Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 –Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 – Guaranteed Payments For a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

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You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

• we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2.  applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2

The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below.

Eligibility.     To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•  You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

• The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

•  You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

• The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

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INCOME BASE

The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner (“New Owner”) who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•  a certified copy of a death certificate,

•  a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•  any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

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We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.

Death Benefit A.    Death Benefit A on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner’s (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

• We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

• We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Income and Death Benefit Combination Option 2.     The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 19) with the features of the Death Benefit Combination Option (described on page 21) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Plus Option    You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

•  the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

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• the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

•  the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under “Death Benefit Payments” below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS

If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•  the life of the New Owner;

•  for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

• over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i) transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

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Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1.  elect to receive the death benefit in a lump sum, or

2.  elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

• the life of the New Owner;

• for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•  over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a) The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

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If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

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More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

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We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”), a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

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In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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 Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.     Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

•  the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•  Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.     Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.     Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.     The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization.    Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•  if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal adviser for more information.

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Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

• attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

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Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•  Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

•  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

•  Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for the purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

•  made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

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“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.     Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs)

•  made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan.

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Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

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If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

•  severs employment,

• dies,

•  becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

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Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•  A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•  An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

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Statement of Additional Information

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values

General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A

Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:		$ 125,000.00
(B) Total Purchase Payments		$ 100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$ 0.00
(D) In-Force Premium:	(D) = (B) - (C)	$ 100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$ 25,000.00
(F) Cap:	(F) = 100% × (D)	$ 100,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$ 12,500.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$ 105,000.00
(2) Total Purchase Payments:		$ 100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$ 0.00
(4) In-Force Premium:		$ 100,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$ 5,000.00
(6) Withdrawal Amount:		$ 10,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) - (5) and cannot be negative	$ 5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$ 5,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$ 114,000.00
(B) In-Force Premium (before withdrawal):		$ 100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$ 5,000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) - (C)	$ 95,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$ 19,000.00
(F) Cap:	(F) = 100% × (D)	$ 95,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$ 9,500.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

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Example 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$ 130,000.00
(2) Contract Value on Rider Date:		$ 110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$ 0.00
(4) In-Force Premium:		$ 110,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$ 20,000.00
(6) Withdrawal Amount:		$ 50,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) -(5) and cannot be negative	$ 30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$ 30,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$ 140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$ 110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$ 30,000.00
(D) Additional Purchase Payment:		$ 40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):		$ 120,000.00
(F) In-Force Earnings:	(F) = (A) - (E)	$ 20,000.00
(G) Cap:	(G) = 50% × (E)	$ 60,000.00
(H) Enhanced Earnings Death Benefit Plus*:	(H) = MIN [25% × (F); (G)]	$ 5,000.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

A-2

APPENDIX B

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. American Franchise Fund – Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund – Series II Sub-Account, and Putnam VT Small Cap Value – Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund – Series I Sub-Account, FTVIP Franklin High Income Securities – Class 2 Sub-Account, FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Mutual Shares Securities – Class 2 Sub-Account and FTVIP Templeton Foreign Securities – Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity – Series I Sub-Account was first offered as of May 1, 2006 and the Invesco Van Kampen V.I. Equity and Income Fund – Series II Sub-Account and the Invesco V.I. Global Core Equity Fund – Series II which were first offered under the Contracts on April 29, 2011. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

MORGAN STANLEY VARIABLE ANNUITY 3 – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Base Contract

Mortality & Expense = 1.25

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$11.461	$13.228	574,562
	2007	$13.228	$13.684	411,598
	2008	$13.684	$8.006	317,530
	2009	$8.006	$9.506	264,401
	2010	$9.506	$10.579	224,436
	2011	$10.579	$11.071	159,339
	2012	$11.071	$12.806	139,720
	2013	$12.806	$17.005	106,651
	2014	$17.005	$18.336	79,017
	2015	$18.336	$18.348	67,218
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$7.053	$6.873	170,381
	2007	$6.873	$7.639	107,566
	2008	$7.639	$4.326	82,660
	2009	$4.326	$5.671	70,907
	2010	$5.671	$6.423	54,607
	2011	$6.423	$6.398	47,956
	2012	$6.398	$7.169	42,875
	2013	$7.169	$9.458	35,778
	2014	$9.458	$10.541	22,037
	2015	$10.541	$11.317	18,494
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$6.539	$6.410	268,191
	2007	$6.410	$7.185	175,058
	2008	$7.185	$4.266	144,019
	2009	$4.266	$5.770	98,942
	2010	$5.770	$6.252	77,813
	2011	$6.252	$5.967	56,729
	2012	$5.967	$6.836	49,607
	2013	$6.836	$9.239	34,403
	2014	$9.239	$10.377	36,858
	2015	$10.377	$11.349	33,542
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.920	$11.782	8,082
	2007	$11.782	$11.939	7,802
	2008	$11.939	$9.025	8,635
	2009	$9.025	$12.706	14,234
	2010	$12.706	$14.198	8,802
	2011	$14.198	$14.647	8,194
	2012	$14.647	$16.699	8,462
	2013	$16.699	$17.764	6,647
	2014	$17.764	$17.522	6,262
	2015	$17.522	$15.710	5,858

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.286	$13.166	138,166
	2007	$13.166	$13.477	136,424
	2008	$13.477	$9.353	118,802
	2009	$9.353	$12.512	109,928
	2010	$12.512	$13.909	100,363
	2011	$13.909	$14.050	80,087
	2012	$14.050	$15.615	71,124
	2013	$15.615	$17.553	59,429
	2014	$17.553	$18.117	50,142
	2015	$18.117	$16.613	51,933
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.965	$13.975	71,535
	2007	$13.975	$14.266	73,763
	2008	$14.266	$8.852	57,637
	2009	$8.852	$11.008	46,905
	2010	$11.008	$12.076	27,474
	2011	$12.076	$11.790	23,318
	2012	$11.790	$13.288	20,079
	2013	$13.288	$16.815	10,615
	2014	$16.815	$17.772	9,311
	2015	$17.772	$16.668	9,072
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.541	$15.027	63,797
	2007	$15.027	$17.116	68,905
	2008	$17.116	$10.068	46,145
	2009	$10.068	$13.612	31,224
	2010	$13.612	$14.559	28,205
	2011	$14.559	$12.836	22,483
	2012	$12.836	$14.973	21,151
	2013	$14.973	$18.165	17,137
	2014	$18.165	$15.926	12,236
	2015	$15.926	$14.693	9,883
Invesco V.I. American Franchise Fund – Series I
	2006	$5.170	$5.246	181,710
	2007	$5.246	$6.054	135,127
	2008	$6.054	$3.047	114,228
	2009	$3.047	$4.992	90,954
	2010	$4.992	$5.902	84,248
	2011	$5.902	$5.463	68,351
	2012	$5.463	$6.130	112,119
	2013	$6.130	$8.475	110,367
	2014	$8.475	$9.067	92,080
	2015	$9.067	$9.394	88,113
Invesco V.I. American Franchise Fund – Series II
	2006	$7.551	$7.646	164,496
	2007	$7.646	$8.798	117,771
	2008	$8.798	$4.417	85,726
	2009	$4.417	$7.218	64,325
	2010	$7.218	$8.515	49,224
	2011	$8.515	$7.864	32,865
	2012	$7.864	$8.798	22,641
	2013	$8.798	$12.134	22,340
	2014	$12.134	$12.949	21,609
	2015	$12.949	$13.382	19,172

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Value Fund – Series I
	2006	$12.141	$14.458	389,524
	2007	$14.458	$15.382	271,927
	2008	$15.382	$8.910	187,046
	2009	$8.910	$12.236	137,737
	2010	$12.236	$14.757	111,866
	2011	$14.757	$14.694	93,769
	2012	$14.694	$17.006	69,078
	2013	$17.006	$22.527	60,821
	2014	$22.527	$24.392	50,957
	2015	$24.392	$21.868	45,450
Invesco V.I. Capital Appreciation Fund – Series I
	2006	$6.754	$7.084	255,483
	2007	$7.084	$7.828	274,469
	2008	$7.828	$4.441	214,667
	2009	$4.441	$5.305	109,313
	2010	$5.305	$6.045	96,853
	2011	$6.045	$5.492	59,678
	2012	$5.492	$6.313	0
Invesco V.I. Comstock Fund – Series II
	2006	$12.366	$14.158	795,608
	2007	$14.158	$13.642	563,059
	2008	$13.642	$8.640	380,976
	2009	$8.640	$10.946	268,137
	2010	$10.946	$12.494	209,230
	2011	$12.494	$12.067	164,769
	2012	$12.067	$14.158	121,343
	2013	$14.158	$18.948	82,669
	2014	$18.948	$20.395	70,660
	2015	$20.395	$18.875	55,657
Invesco V.I. Core Equity Fund – Series I
	2006	$10.000	$10.818	314,621
	2007	$10.818	$11.538	222,562
	2008	$11.538	$7.952	125,960
	2009	$7.952	$10.065	103,919
	2010	$10.065	$10.879	79,727
	2011	$10.879	$10.727	55,742
	2012	$10.727	$12.052	51,553
	2013	$12.052	$15.368	48,275
	2014	$15.368	$16.397	36,829
	2015	$16.397	$15.244	32,958
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$11.226	$12.276	688,174
	2007	$12.276	$12.582	528,128
	2008	$12.582	$7.888	355,823
	2009	$7.888	$9.645	299,197
	2010	$9.645	$10.486	252,202
	2011	$10.486	$10.339	193,421
	2012	$10.339	$12.074	164,211
	2013	$12.074	$15.577	138,023
	2014	$15.577	$17.295	117,334
	2015	$17.295	$17.373	102,367

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Equity and Income Fund – Series II
	2011	$10.000	$13.753	26,465
	2012	$13.753	$15.249	25,494
	2013	$15.249	$18.789	18,087
	2014	$18.789	$20.162	12,312
	2015	$20.162	$19.377	8,998
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$9.880	85,343
	2012	$9.880	$11.055	76,520
	2013	$11.055	$13.333	63,615
	2014	$13.333	$13.218	54,003
	2015	$13.218	$12.826	49,525
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$12.146	$14.572	264,127
	2007	$14.572	$15.349	192,603
	2008	$15.349	$8.921	127,411
	2009	$8.921	$10.220	115,611
	2010	$10.220	$11.281	101,390
	2011	$11.281	$12.173	0
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$8.965	29,781
	2014	$8.965	$8.985	19,854
	2015	$8.985	$8.566	26,986
Invesco V.I. High Yield Securities Fund – Series II
	2006	$5.654	$6.081	169,994
	2007	$6.081	$6.233	125,010
	2008	$6.233	$4.723	69,806
	2009	$4.723	$6.723	62,495
	2010	$6.723	$7.293	65,214
	2011	$7.293	$7.314	42,422
	2012	$7.314	$8.551	42,853
	2013	$8.551	$8.824	0
Invesco V.I. Income Builder Fund – Series II
	2006	$12.544	$14.104	180,290
	2007	$14.104	$14.312	132,123
	2008	$14.312	$10.386	70,981
	2009	$10.386	$12.798	64,353
	2010	$12.798	$14.160	49,211
	2011	$14.160	$15.075	0
Invesco V.I. Mid Cap Core Equity Fund – Series I
	2006	$11.508	$12.630	16,695
	2007	$12.630	$13.650	12,652
	2008	$13.650	$9.626	11,423
	2009	$9.626	$12.366	17,753
	2010	$12.366	$13.922	13,870
	2011	$13.922	$12.860	13,083
	2012	$12.860	$14.077	12,132
	2013	$14.077	$17.890	8,109
	2014	$17.890	$18.433	3,188
	2015	$18.433	$17.453	2,945

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.221	$12.651	35,502
	2007	$12.651	$14.677	30,778
	2008	$14.677	$7.698	18,419
	2009	$7.698	$11.877	24,982
	2010	$11.877	$14.914	22,703
	2011	$14.914	$13.337	21,016
	2012	$13.337	$14.687	8,749
	2013	$14.687	$19.794	1,896
	2014	$19.794	$21.031	1,808
	2015	$21.031	$20.965	1,745
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$8.321	$9.458	1,199,301
	2007	$9.458	$9.798	858,655
	2008	$9.798	$6.064	665,953
	2009	$6.064	$7.542	571,312
	2010	$7.542	$8.526	265,187
	2011	$8.526	$8.541	229,880
	2012	$8.541	$9.733	198,308
	2013	$9.733	$12.633	165,437
	2014	$12.633	$14.078	137,958
	2015	$14.078	$13.997	134,336
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$8.687	$10.288	290,239
	2007	$10.288	$12.183	213,254
	2008	$12.183	$8.000	155,752
	2009	$8.000	$9.379	141,765
	2010	$9.379	$9.877	126,178
	2011	$9.877	$11.286	98,628
	2012	$11.286	$13.188	80,071
	2013	$13.188	$15.294	60,088
	2014	$15.294	$16.187	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$8.650	$9.186	204,772
	2007	$9.186	$10.819	162,276
	2008	$10.819	$5.444	107,805
	2009	$5.444	$9.080	87,543
	2010	$9.080	$11.263	68,395
	2011	$11.263	$10.268	52,218
	2012	$10.268	$11.307	49,946
	2013	$11.307	$12.007	0
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$8.679	$11.121	211,820
	2007	$11.121	$12.655	135,423
	2008	$12.655	$7.136	105,002
	2009	$7.136	$8.970	81,962
	2010	$8.970	$9.466	68,512
	2011	$9.466	$8.419	59,218
	2012	$8.419	$9.814	54,042
	2013	$9.814	$12.316	49,094
	2014	$12.316	$11.013	42,261
	2015	$11.013	$10.279	36,500
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$7.429	$8.675	73,406
	2007	$8.675	$9.986	69,193
	2008	$9.986	$5.521	51,624
	2009	$5.521	$5.278	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$13.535	$14.067	811,450
	2007	$14.067	$14.672	699,813
	2008	$14.672	$13.157	552,949
	2009	$13.157	$15.874	488,036
	2010	$15.874	$17.073	382,535
	2011	$17.073	$17.638	300,800
	2012	$17.638	$19.806	267,636
	2013	$19.806	$19.699	222,341
	2014	$19.699	$20.873	161,691
	2015	$20.873	$20.135	143,676
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$11.149	$11.443	498,856
	2007	$11.443	$11.605	363,337
	2008	$11.605	$9.707	216,564
	2009	$9.707	$10.109	182,224
	2010	$10.109	$10.195	149,432
	2011	$10.195	$10.305	134,011
	2012	$10.305	$10.477	112,203
	2013	$10.477	$10.346	72,599
	2014	$10.346	$10.293	65,875
	2015	$10.293	$10.123	61,356
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$10.410	$10.718	473,348
	2007	$10.718	$11.067	389,279
	2008	$11.067	$11.158	379,606
	2009	$11.158	$11.010	312,423
	2010	$11.010	$10.864	247,160
	2011	$10.864	$10.720	262,481
	2012	$10.720	$10.577	210,691
	2013	$10.577	$10.436	194,795
	2014	$10.436	$10.297	166,394
	2015	$10.297	$10.160	118,137
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$8.172	$8.379	827,076
	2007	$8.379	$9.856	654,237
	2008	$9.856	$5.081	419,421
	2009	$5.081	$8.564	326,439
	2010	$8.564	$10.767	257,237
	2011	$10.767	$9.883	207,506
	2012	$9.883	$10.929	174,531
	2013	$10.929	$16.214	180,165
	2014	$16.214	$16.867	169,420
	2015	$16.867	$18.029	137,016
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$11.188	$12.667	483,042
	2007	$12.667	$13.542	344,448
	2008	$13.542	$10.127	262,329
	2009	$10.127	$11.933	246,537
	2010	$11.933	$12.539	218,174
	2011	$12.539	$11.365	170,369
	2012	$11.365	$11.961	141,464
	2013	$11.961	$12.742	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth and Income Fund – Class IB
	2006	$11.152	$12.753	206,667
	2007	$12.753	$11.822	155,345
	2008	$11.822	$7.150	120,078
	2009	$7.150	$9.157	88,313
	2010	$9.157	$10.333	75,838
	2011	$10.333	$9.721	54,047
	2012	$9.721	$11.426	55,688
	2013	$11.426	$15.295	37,967
	2014	$15.295	$16.709	30,177
	2015	$16.709	$15.244	27,316
Putnam VT International Equity Fund – Class IB
	2006	$9.229	$11.629	444,760
	2007	$11.629	$12.432	258,927
	2008	$12.432	$6.875	204,944
	2009	$6.875	$8.453	166,075
	2010	$8.453	$9.176	121,359
	2011	$9.176	$7.520	82,167
	2012	$7.520	$9.045	72,306
	2013	$9.045	$11.429	53,337
	2014	$11.429	$10.511	47,873
	2015	$10.511	$10.385	41,799
Putnam VT Small Cap Value Fund – Class IB
	2006	$14.188	$16.419	216,399
	2007	$16.419	$14.137	112,304
	2008	$14.137	$8.457	81,294
	2009	$8.457	$10.975	51,223
	2010	$10.975	$13.642	38,299
	2011	$13.642	$12.823	30,671
	2012	$12.823	$14.863	24,485
	2013	$14.863	$20.471	8,972
	2014	$20.471	$20.890	7,823
	2015	$20.890	$19.737	6,489
Putnam VT Voyager Fund – Class IB
	2006	$5.997	$6.238	220,007
	2007	$6.238	$6.494	174,855
	2008	$6.494	$4.034	142,717
	2009	$4.034	$6.523	116,435
	2010	$6.523	$7.774	94,118
	2011	$7.774	$6.301	65,484
	2012	$6.301	$7.101	57,697
	2013	$7.101	$10.069	44,011
	2014	$10.069	$10.900	39,010
	2015	$10.900	$10.096	28,452
UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.542	$16.971	90,909
	2007	$16.971	$23.514	63,180
	2008	$23.514	$10.062	47,253
	2009	$10.062	$16.861	36,755
	2010	$16.861	$19.800	39,507
	2011	$19.800	$15.976	24,517
	2012	$15.976	$18.906	21,955
	2013	$18.906	$18.461	16,973
	2014	$18.461	$17.396	15,685
	2015	$17.396	$15.328	13,732

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Global Infrastructure – Class II
	2014	$10.000	$17.394	48,482
	2015	$17.394	$14.778	42,855
UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.439	$11.653	126,493
	2007	$11.653	$13.173	107,935
	2008	$13.173	$7.197	73,228
	2009	$7.197	$9.410	58,230
	2010	$9.410	$9.811	38,066
	2011	$9.811	$9.324	27,994
	2012	$9.324	$10.472	29,411
	2013	$10.472	$11.979	28,686
	2014	$11.979	$12.073	18,328
	2015	$12.073	$11.150	16,187
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.914	115,207
	2014	$13.914	$14.002	84,660
	2015	$14.002	$12.912	78,980
UIF Growth Portfolio, Class I
	2006	$7.432	$7.634	180,242
	2007	$7.634	$9.181	145,613
	2008	$9.181	$4.602	82,608
	2009	$4.602	$7.517	63,529
	2010	$7.517	$9.112	49,766
	2011	$9.112	$8.739	41,531
	2012	$8.739	$9.861	33,206
	2013	$9.861	$14.405	24,170
	2014	$14.405	$15.116	20,277
	2015	$15.116	$16.739	19,305
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.258	$15.373	84,049
	2007	$15.373	$18.603	54,578
	2008	$18.603	$9.770	32,323
	2009	$9.770	$15.197	24,694
	2010	$15.197	$19.838	14,118
	2011	$19.838	$18.179	10,515
	2012	$18.179	$19.493	11,230
	2013	$19.493	$26.441	7,995
	2014	$26.441	$26.600	9,012
	2015	$26.600	$24.695	9,359
UIF U.S. Real Estate Portfolio, Class I
	2006	$25.724	$35.036	105,373
	2007	$35.036	$28.663	76,408
	2008	$28.663	$17.562	49,233
	2009	$17.562	$22.239	42,744
	2010	$22.239	$28.515	31,977
	2011	$28.515	$29.799	19,820
	2012	$29.799	$34.054	13,731
	2013	$34.054	$34.287	9,329
	2014	$34.287	$43.882	7,475
	2015	$43.882	$44.233	6,858

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

MORGAN STANLEY VARIABLE ANNUITY 3 – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2

Mortality & Expense = 2.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$10.389	$11.890	109,590
	2007	$11.890	$12.195	88,398
	2008	$12.195	$7.075	81,158
	2009	$7.075	$8.329	63,365
	2010	$8.329	$9.191	54,066
	2011	$9.191	$9.537	44,883
	2012	$9.537	$10.938	39,871
	2013	$10.938	$14.402	35,053
	2014	$14.402	$15.397	31,843
	2015	$15.397	$15.277	26,727
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$10.297	$9.949	23,602
	2007	$9.949	$10.963	20,580
	2008	$10.963	$6.156	17,318
	2009	$6.156	$8.001	19,032
	2010	$8.001	$8.986	13,879
	2011	$8.986	$8.876	11,281
	2012	$8.876	$9.861	9,690
	2013	$9.861	$12.900	11,062
	2014	$12.900	$14.255	7,202
	2015	$14.255	$15.175	7,128
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$9.030	$8.777	25,192
	2007	$8.777	$9.754	19,456
	2008	$9.754	$5.742	18,596
	2009	$5.742	$7.701	18,418
	2010	$7.701	$8.274	12,920
	2011	$8.274	$7.830	12,021
	2012	$7.830	$8.894	9,719
	2013	$8.894	$11.920	8,913
	2014	$11.920	$13.274	8,535
	2015	$13.274	$14.395	7,979
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.763	$11.516	734
	2007	$11.516	$11.570	694
	2008	$11.570	$8.672	2,700
	2009	$8.672	$12.105	3,362
	2010	$12.105	$13.412	3,267
	2011	$13.412	$13.719	3,670
	2012	$13.719	$15.509	3,482
	2013	$15.509	$16.359	3,347
	2014	$16.359	$15.999	3,213
	2015	$15.999	$14.223	3,101

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.124	$12.868	39,348
	2007	$12.868	$13.060	36,169
	2008	$13.060	$8.986	8,882
	2009	$8.986	$11.920	9,261
	2010	$11.920	$13.139	7,859
	2011	$13.139	$13.160	8,048
	2012	$13.160	$14.502	6,649
	2013	$14.502	$16.164	6,509
	2014	$16.164	$16.542	6,278
	2015	$16.542	$15.040	6,039
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.794	$13.659	23,031
	2007	$13.659	$13.825	25,553
	2008	$13.825	$8.505	18,332
	2009	$8.505	$10.487	18,654
	2010	$10.487	$11.408	14,890
	2011	$11.408	$11.044	13,976
	2012	$11.044	$12.342	13,618
	2013	$12.342	$15.485	13,375
	2014	$15.485	$16.227	13,071
	2015	$16.227	$15.090	10,623
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.362	$14.687	16,838
	2007	$14.687	$16.586	18,229
	2008	$16.586	$9.674	13,506
	2009	$9.674	$12.968	13,032
	2010	$12.968	$13.753	12,512
	2011	$13.753	$12.023	12,151
	2012	$12.023	$13.905	11,787
	2013	$13.905	$16.728	13,202
	2014	$16.728	$14.542	13,053
	2015	$14.542	$13.302	13,183
Invesco V.I. American Franchise Fund – Series I
	2006	$7.962	$8.011	3,062
	2007	$8.011	$9.165	2,234
	2008	$9.165	$4.573	1,787
	2009	$4.573	$7.430	4,993
	2010	$7.430	$8.711	1,477
	2011	$8.711	$7.995	482
	2012	$7.995	$8.895	7,455
	2013	$8.895	$12.194	6,726
	2014	$12.194	$12.935	5,169
	2015	$12.935	$13.287	4,750
Invesco V.I. American Franchise Fund – Series II
	2006	$7.870	$7.901	47,902
	2007	$7.901	$9.015	38,746
	2008	$9.015	$4.487	31,968
	2009	$4.487	$7.271	21,893
	2010	$7.271	$8.505	21,089
	2011	$8.505	$7.788	15,393
	2012	$7.788	$8.639	13,926
	2013	$8.639	$11.814	12,337
	2014	$11.814	$12.501	11,172
	2015	$12.501	$12.810	10,838

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Value Fund – Series I
	2006	$11.796	$13.928	66,275
	2007	$13.928	$14.693	57,793
	2008	$14.693	$8.438	49,807
	2009	$8.438	$11.491	39,489
	2010	$11.491	$13.741	36,904
	2011	$13.741	$13.567	34,349
	2012	$13.567	$15.567	29,861
	2013	$15.567	$20.447	28,592
	2014	$20.447	$21.953	26,610
	2015	$21.953	$19.515	25,015
Invesco V.I. Capital Appreciation Fund – Series I
	2006	$9.585	$9.968	36,864
	2007	$9.968	$10.921	25,815
	2008	$10.921	$6.144	21,564
	2009	$6.144	$7.277	15,961
	2010	$7.277	$8.221	15,110
	2011	$8.221	$7.406	12,883
	2012	$7.406	$8.490	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.986	$13.608	116,192
	2007	$13.608	$13.000	91,124
	2008	$13.000	$8.164	73,104
	2009	$8.164	$10.255	69,573
	2010	$10.255	$11.607	53,357
	2011	$11.607	$11.115	47,484
	2012	$11.115	$12.930	43,533
	2013	$12.930	$17.159	40,540
	2014	$17.159	$18.313	35,938
	2015	$18.313	$16.805	34,501
Invesco V.I. Core Equity Fund – Series I
	2006	$10.000	$10.756	40,723
	2007	$10.756	$11.375	25,757
	2008	$11.375	$7.773	25,609
	2009	$7.773	$9.756	22,990
	2010	$9.756	$10.455	19,154
	2011	$10.455	$10.222	17,180
	2012	$10.222	$11.387	15,094
	2013	$11.387	$14.397	14,508
	2014	$14.397	$15.231	13,151
	2015	$15.231	$14.040	12,314
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$10.105	$10.956	132,871
	2007	$10.956	$11.134	112,405
	2008	$11.134	$6.921	81,169
	2009	$6.921	$8.391	72,003
	2010	$8.391	$9.046	52,907
	2011	$9.046	$8.844	47,402
	2012	$8.844	$10.240	35,952
	2013	$10.240	$13.099	32,137
	2014	$13.099	$14.420	25,482
	2015	$14.420	$14.363	23,630
Invesco V.I. Equity and Income Fund – Series II
	2011	$10.000	$12.001	10,043
	2012	$12.001	$13.193	6,390
	2013	$13.193	$16.118	5,873
	2014	$16.118	$17.149	3,036
	2015	$17.149	$16.343	2,289

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$9.560	24,346
	2012	$9.560	$10.606	22,119
	2013	$10.606	$12.684	19,808
	2014	$12.684	$12.468	16,314
	2015	$12.468	$11.996	15,188
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$12.368	$14.714	52,241
	2007	$14.714	$15.365	47,585
	2008	$15.365	$8.855	35,478
	2009	$8.855	$10.058	32,531
	2010	$10.058	$11.009	26,563
	2011	$11.009	$11.846	0
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$13.760	11,697
	2014	$13.760	$13.674	9,658
	2015	$13.674	$12.926	9,641
Invesco V.I. High Yield Securities Fund – Series II
	2006	$9.289	$9.906	20,594
	2007	$9.906	$10.067	15,346
	2008	$10.067	$7.564	12,676
	2009	$7.564	$10.675	12,399
	2010	$10.675	$11.482	12,329
	2011	$11.482	$11.419	11,661
	2012	$11.419	$13.237	11,433
	2013	$13.237	$13.622	0
Invesco V.I. Income Builder Fund – Series II
	2006	$11.518	$12.841	32,246
	2007	$12.841	$12.920	23,533
	2008	$12.920	$9.297	16,857
	2009	$9.297	$11.359	15,078
	2010	$11.359	$12.461	10,272
	2011	$12.461	$13.229	0
Invesco V.I. Mid Cap Core Equity Fund – Series I
	2006	$11.345	$12.347	511
	2007	$12.347	$13.230	2,971
	2008	$13.230	$9.251	4,497
	2009	$9.251	$11.784	2,759
	2010	$11.784	$13.154	2,001
	2011	$13.154	$12.048	1,868
	2012	$12.048	$13.076	1,772
	2013	$13.076	$16.477	1,679
	2014	$16.477	$16.834	1,562
	2015	$16.834	$15.804	1,479
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.048	$12.366	9,940
	2007	$12.366	$14.225	9,234
	2008	$14.225	$7.398	2,316
	2009	$7.398	$11.316	2,810
	2010	$11.316	$14.090	1,483
	2011	$14.090	$12.493	1,441
	2012	$12.493	$13.642	886
	2013	$13.642	$18.230	885
	2014	$18.230	$19.205	885
	2015	$19.205	$18.982	884

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$9.799	$11.045	100,807
	2007	$11.045	$11.344	82,340
	2008	$11.344	$6.961	70,217
	2009	$6.961	$8.584	61,559
	2010	$8.584	$9.623	55,944
	2011	$9.623	$9.558	53,180
	2012	$9.558	$10.800	42,787
	2013	$10.800	$13.899	36,156
	2014	$13.899	$15.358	31,612
	2015	$15.358	$15.141	30,218
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$9.403	$11.042	31,667
	2007	$11.042	$12.965	29,383
	2008	$12.965	$8.441	17,297
	2009	$8.441	$9.812	14,626
	2010	$9.812	$10.246	13,273
	2011	$10.246	$11.609	10,810
	2012	$11.609	$13.450	9,879
	2013	$13.450	$15.465	8,202
	2014	$15.465	$16.325	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$11.234	$11.829	18,704
	2007	$11.829	$13.814	16,082
	2008	$13.814	$6.891	11,969
	2009	$6.891	$11.397	10,580
	2010	$11.397	$14.018	11,288
	2011	$14.018	$12.672	9,520
	2012	$12.672	$13.835	7,857
	2013	$13.835	$14.652	0
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$10.739	$13.644	41,036
	2007	$13.644	$15.394	22,836
	2008	$15.394	$8.607	19,192
	2009	$8.607	$10.727	15,944
	2010	$10.727	$11.224	15,644
	2011	$11.224	$9.898	11,212
	2012	$9.898	$11.441	10,866
	2013	$11.441	$14.237	8,343
	2014	$14.237	$12.622	7,703
	2015	$12.622	$11.681	7,335
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$10.125	$11.723	4,835
	2007	$11.723	$13.379	3,074
	2008	$13.379	$7.334	2,581
	2009	$7.334	$6.993	0
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$11.724	$12.082	80,658
	2007	$12.082	$12.495	91,664
	2008	$12.495	$11.109	43,056
	2009	$11.109	$13.291	32,551
	2010	$13.291	$14.173	23,350
	2011	$14.173	$14.519	21,978
	2012	$14.519	$16.166	18,826
	2013	$16.166	$15.942	17,893
	2014	$15.942	$16.749	17,836
	2015	$16.749	$16.020	17,250

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$10.203	$10.383	56,300
	2007	$10.383	$10.441	45,662
	2008	$10.441	$8.659	35,293
	2009	$8.659	$8.941	28,093
	2010	$8.941	$8.941	28,287
	2011	$8.941	$8.961	26,580
	2012	$8.961	$9.033	25,713
	2013	$9.033	$8.845	23,691
	2014	$8.845	$8.725	22,009
	2015	$8.725	$8.508	22,057
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$9.612	$9.813	43,346
	2007	$9.813	$10.046	75,997
	2008	$10.046	$10.043	111,558
	2009	$10.043	$9.826	40,101
	2010	$9.826	$9.613	28,073
	2011	$9.613	$9.405	26,695
	2012	$9.405	$9.201	15,634
	2013	$9.201	$9.002	14,679
	2014	$9.002	$8.807	15,623
	2015	$8.807	$8.616	16,935
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$10.589	$10.765	117,118
	2007	$10.765	$12.556	80,969
	2008	$12.556	$6.417	63,633
	2009	$6.417	$10.726	57,340
	2010	$10.726	$13.371	50,551
	2011	$13.371	$12.169	35,880
	2012	$12.169	$13.343	27,882
	2013	$13.343	$19.628	31,972
	2014	$19.628	$20.247	27,602
	2015	$20.247	$21.457	26,598
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$11.718	$13.155	63,990
	2007	$13.155	$13.945	58,218
	2008	$13.945	$10.340	58,894
	2009	$10.340	$12.081	47,756
	2010	$12.081	$12.586	42,585
	2011	$12.586	$11.312	36,407
	2012	$11.312	$11.804	34,302
	2013	$11.804	$12.541	0
Putnam VT Growth and Income Fund – Class IB
	2006	$10.414	$11.809	31,512
	2007	$11.809	$10.853	26,909
	2008	$10.853	$6.508	23,241
	2009	$6.508	$8.264	21,314
	2010	$8.264	$9.247	15,022
	2011	$9.247	$8.626	13,854
	2012	$8.626	$10.053	9,945
	2013	$10.053	$13.343	9,242
	2014	$13.343	$14.453	6,257
	2015	$14.453	$13.075	6,115

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT International Equity Fund – Class IB
	2006	$11.560	$14.443	38,366
	2007	$14.443	$15.310	31,740
	2008	$15.310	$8.394	27,801
	2009	$8.394	$10.234	19,983
	2010	$10.234	$11.015	18,959
	2011	$11.015	$8.951	13,750
	2012	$8.951	$10.674	9,312
	2013	$10.674	$13.373	9,085
	2014	$13.373	$12.196	8,819
	2015	$12.196	$11.947	8,698
Putnam VT Small Cap Value Fund – Class IB
	2006	$13.752	$15.781	29,283
	2007	$15.781	$13.472	23,113
	2008	$13.472	$7.991	14,118
	2009	$7.991	$10.282	12,858
	2010	$10.282	$12.672	12,288
	2011	$12.672	$11.811	13,888
	2012	$11.811	$13.574	11,238
	2013	$13.574	$18.538	11,343
	2014	$18.538	$18.757	8,648
	2015	$18.757	$17.571	8,330
Putnam VT Voyager Fund – Class IB
	2006	$8.478	$8.745	32,627
	2007	$8.745	$9.026	28,466
	2008	$9.026	$5.559	23,573
	2009	$5.559	$8.913	14,664
	2010	$8.913	$10.533	12,431
	2011	$10.533	$8.465	20,209
	2012	$8.465	$9.459	8,609
	2013	$9.459	$13.299	8,424
	2014	$13.299	$14.274	5,546
	2015	$14.274	$13.110	4,818
UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.035	$26.880	9,024
	2007	$26.880	$36.928	7,939
	2008	$36.928	$15.668	6,887
	2009	$15.668	$26.033	6,676
	2010	$26.033	$30.312	6,180
	2011	$30.312	$24.251	4,913
	2012	$24.251	$28.455	4,753
	2013	$28.455	$27.551	4,784
	2014	$27.551	$25.741	4,695
	2015	$25.741	$22.488	4,521
UIF Global Infrastructure – Class II
	2014	$10.000	$17.441	5,152
	2015	$17.441	$14.692	5,089

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.479	$14.052	8,894
	2007	$14.052	$15.750	5,224
	2008	$15.750	$8.531	4,084
	2009	$8.531	$11.060	3,994
	2010	$11.060	$11.435	3,049
	2011	$11.435	$10.775	2,684
	2012	$10.775	$11.999	1,858
	2013	$11.999	$13.610	1,842
	2014	$13.610	$13.601	1,835
	2015	$13.601	$12.454	1,199
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.615	30,487
	2014	$13.615	$13.585	27,348
	2015	$13.585	$12.421	26,390
UIF Growth Portfolio, Class I
	2006	$9.884	$10.067	24,826
	2007	$10.067	$12.003	22,896
	2008	$12.003	$5.966	24,944
	2009	$5.966	$9.663	19,063
	2010	$9.663	$11.614	18,563
	2011	$11.614	$11.043	17,405
	2012	$11.043	$12.356	17,285
	2013	$12.356	$17.897	17,502
	2014	$17.897	$18.622	14,188
	2015	$18.622	$20.446	14,032
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.821	$14.775	34,841
	2007	$14.775	$17.728	28,595
	2008	$17.728	$9.231	23,131
	2009	$9.231	$14.237	19,640
	2010	$14.237	$18.429	17,655
	2011	$18.429	$16.745	16,250
	2012	$16.745	$17.803	13,579
	2013	$17.803	$23.944	12,397
	2014	$23.944	$23.884	11,794
	2015	$23.884	$21.986	11,172
UIF U.S. Real Estate Portfolio, Class I
	2006	$20.396	$27.546	28,872
	2007	$27.546	$22.344	28,916
	2008	$22.344	$13.573	19,337
	2009	$13.573	$17.042	17,011
	2010	$17.042	$21.667	16,094
	2011	$21.667	$22.452	14,229
	2012	$22.452	$25.440	12,773
	2013	$25.440	$25.398	12,410
	2014	$25.398	$32.230	11,458
	2015	$32.230	$32.213	10,872

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336

MORGAN STANLEY VARIABLE ANNUITY II

Allstate Life Insurance Company

Statement of Additional Information

Allstate Financial Advisors Separate Account I

Dated April 29, 2016

P.O. Box 758565
Topeka, KS 66675-8565

1 (800) 457-7617

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated April 29, 2016, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

Additions, Deletions or Substitutions of Investments  2
The Contract  2
Purchases  2
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) 2
Calculation of Accumulation Unit Values  3
Calculation of Variable Income Payments  3
General Matters  4
Incontestability  4
Settlements  4
Safekeeping of the Variable Account's Assets  4
Premium Taxes  4
Tax Reserves  4
Cyber Security Risk 4
Experts  5
Financial Statements  5
Appendix A - Accumulation Unit Values  A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $9,530,700, $9,011,901 and $12,774,163 for the years 2013, 2014 and 2015 respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

2

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers and other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

4

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

• consolidated financial statements of Allstate Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 and related consolidated financial statement schedules, and

• the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2015 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER

Mortality & Expense = 1.18

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.506	$13.289	220,462
	2007	$13.289	$13.757	138,909
	2008	$13.757	$8.055	114,561
	2009	$8.055	$9.570	92,246
	2010	$9.570	$10.658	69,599
	2011	$10.658	$11.161	62,133
	2012	$11.161	$12.919	50,171
	2013	$12.919	$17.167	46,342
	2014	$17.167	$18.524	31,261
	2015	$18.524	$18.549	29,381

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.081	$6.904	59,906
	2007	$6.904	$7.679	42,118
	2008	$7.679	$4.352	38,363
	2009	$4.352	$5.709	24,169
	2010	$5.709	$6.470	15,946
	2011	$6.470	$6.450	14,091
	2012	$6.450	$7.232	9,044
	2013	$7.232	$9.549	8,361
	2014	$9.549	$10.649	7,050
	2015	$10.649	$11.441	5,298

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.565	$6.440	48,279
	2007	$6.440	$7.223	23,849
	2008	$7.223	$4.291	19,016
	2009	$4.291	$5.809	28,324
	2010	$5.809	$6.299	25,304
	2011	$6.299	$6.015	27,229
	2012	$6.015	$6.896	27,540
	2013	$6.896	$9.328	25,385
	2014	$9.328	$10.483	21,508
	2015	$10.483	$11.474	12,842

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.933	$11.805	1,782
	2007	$11.805	$11.970	1,120
	2008	$11.970	$9.055	2,394
	2009	$9.055	$12.757	6,729
	2010	$12.757	$14.265	7,903
	2011	$14.265	$14.726	7,737
	2012	$14.726	$16.801	7,048
	2013	$16.801	$17.885	9,144
	2014	$17.885	$17.654	6,930
	2015	$17.654	$15.839	5,714

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.299	$13.191	100,385
	2007	$13.191	$13.512	110,866
	2008	$13.512	$9.384	134,812
	2009	$9.384	$12.562	129,454
	2010	$12.562	$13.974	118,257
	2011	$13.974	$14.125	99,068
	2012	$14.125	$15.710	70,169
	2013	$15.710	$17.672	64,127
	2014	$17.672	$18.253	56,833
	2015	$18.253	$16.750	57,607

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.979	$14.001	53,070
	2007	$14.001	$14.303	54,075
	2008	$14.303	$8.881	42,596
	2009	$8.881	$11.052	47,795
	2010	$11.052	$12.132	30,723
	2011	$12.132	$11.854	29,523
	2012	$11.854	$13.369	25,720
	2013	$13.369	$16.930	24,385
	2014	$16.930	$17.905	21,406
	2015	$17.905	$16.804	16,154

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.357	$13.117	9,049
	2007	$13.117	$12.641	3,192
	2008	$12.641	$8.360	3,084
	2009	$8.360	$10.660	2,079
	2010	$10.660	$13.494	1,681
	2011	$13.494	$12.822	1,825
	2012	$12.822	$14.986	1,264
	2013	$14.986	$20.157	4,979
	2014	$20.157	$20.015	4,059
	2015	$20.015	$18.300	3,979

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.556	$15.055	84,892
	2007	$15.055	$17.160	68,790
	2008	$17.160	$10.101	67,001
	2009	$10.101	$13.666	44,666
	2010	$13.666	$14.627	30,480
	2011	$14.627	$12.905	30,341
	2012	$12.905	$15.064	16,836
	2013	$15.064	$18.289	10,420
	2014	$18.289	$16.046	10,038
	2015	$16.046	$14.813	9,071

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.190	$5.271	125,779
	2007	$5.271	$6.086	101,418
	2008	$6.086	$3.065	93,852
	2009	$3.065	$5.025	81,141
	2010	$5.025	$5.946	68,664
	2011	$5.946	$5.508	63,731
	2012	$5.508	$6.184	63,576
	2013	$6.184	$8.556	53,496
	2014	$8.556	$9.160	54,203
	2015	$9.160	$9.497	42,778

Invesco V.I. American Value Fund - Series I
	2006	$12.188	$14.524	95,028
	2007	$14.524	$15.464	61,086
	2008	$15.464	$8.963	49,681
	2009	$8.963	$12.319	44,775
	2010	$12.319	$14.867	36,252
	2011	$14.867	$14.814	31,803
	2012	$14.814	$17.156	20,114
	2013	$17.156	$22.742	15,265
	2014	$22.742	$24.642	14,139
	2015	$24.642	$22.108	9,409

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.781	$7.117	94,759
	2007	$7.117	$7.870	61,641
	2008	$7.870	$4.468	56,417
	2009	$4.468	$5.341	49,549
	2010	$5.341	$6.090	39,779
	2011	$6.090	$5.537	15,654
	2012	$5.537	$6.366	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.504	$14.355	520,894
	2007	$14.355	$13.882	402,162
	2008	$13.882	$8.816	299,483
	2009	$8.816	$11.209	262,661
	2010	$11.209	$12.835	219,323
	2011	$12.835	$12.439	178,199
	2012	$12.439	$14.642	125,372
	2013	$14.642	$19.657	98,757
	2014	$19.657	$21.228	74,671
	2015	$21.228	$19.704	61,291

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.822	22,931
	2007	$10.822	$11.550	17,578
	2008	$11.550	$7.967	24,547
	2009	$7.967	$10.091	17,047
	2010	$10.091	$10.915	10,355
	2011	$10.915	$10.770	5,154
	2012	$10.770	$12.108	5,181
	2013	$12.108	$15.451	4,500
	2014	$15.451	$16.497	3,209
	2015	$16.497	$15.348	1,568

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.429	$12.536	1,854,236
	2007	$12.536	$12.898	1,550,578
	2008	$12.898	$8.105	1,231,868
	2009	$8.105	$9.947	965,340
	2010	$9.947	$10.850	805,190
	2011	$10.850	$10.734	686,384
	2012	$10.734	$12.581	569,811
	2013	$12.581	$16.276	491,117
	2014	$16.276	$18.131	394,087
	2015	$18.131	$18.270	336,783

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.252	60,504
	2012	$14.252	$15.840	34,046
	2013	$15.840	$19.577	31,280
	2014	$19.577	$21.074	21,262
	2015	$21.074	$20.329	21,319

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.249	268,012
	2012	$10.249	$11.510	221,462
	2013	$11.510	$13.921	182,640
	2014	$13.921	$13.838	147,869
	2015	$13.838	$13.468	119,629

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.356	$14.876	669,466
	2007	$14.876	$15.717	575,992
	2008	$15.717	$9.165	460,244
	2009	$9.165	$10.536	384,666
	2010	$10.536	$11.657	333,791
	2011	$11.657	$12.603	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$9.377	76,534
	2014	$9.377	$9.418	59,040
	2015	$9.418	$9.004	49,074

Invesco V.I. High Yield Securities Fund - Series I
	2006	$5.755	$6.210	261,402
	2007	$6.210	$6.386	219,537
	2008	$6.386	$4.847	193,341
	2009	$4.847	$6.918	147,318
	2010	$6.918	$7.527	120,711
	2011	$7.527	$7.580	103,200
	2012	$7.580	$8.894	92,507
	2013	$8.894	$9.218	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.773	$14.403	99,804
	2007	$14.403	$14.675	90,393
	2008	$14.675	$10.680	88,710
	2009	$10.680	$13.197	77,007
	2010	$13.197	$14.641	68,075
	2011	$14.641	$15.613	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.521	$12.654	19,765
	2007	$12.654	$13.685	6,080
	2008	$13.685	$9.657	6,436
	2009	$9.657	$12.415	14,579
	2010	$12.415	$13.987	11,247
	2011	$13.987	$12.929	11,690
	2012	$12.929	$14.162	11,810
	2013	$14.162	$18.011	11,598
	2014	$18.011	$18.571	9,880
	2015	$18.571	$17.596	6,165

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.236	$12.675	640
	2007	$12.675	$14.716	0
	2008	$14.716	$7.724	0
	2009	$7.724	$11.925	0
	2010	$11.925	$14.984	924
	2011	$14.984	$13.409	1,162
	2012	$13.409	$14.777	981
	2013	$14.777	$19.929	981
	2014	$19.929	$21.189	45
	2015	$21.189	$21.138	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.468	$9.662	246,650
	2007	$9.662	$10.037	213,121
	2008	$10.037	$6.236	158,027
	2009	$6.236	$7.778	135,052
	2010	$7.778	$8.822	120,008
	2011	$8.822	$8.871	102,776
	2012	$8.871	$10.130	102,888
	2013	$10.130	$13.192	79,122
	2014	$13.192	$14.759	64,574
	2015	$14.759	$14.721	60,545

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.842	$10.503	900,613
	2007	$10.503	$12.478	773,690
	2008	$12.478	$8.220	630,140
	2009	$8.220	$9.679	461,670
	2010	$9.679	$10.218	383,968
	2011	$10.218	$11.709	339,210
	2012	$11.709	$13.720	280,159
	2013	$13.720	$15.972	213,600
	2014	$15.972	$16.919	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.811	$9.382	78,596
	2007	$9.382	$11.083	59,347
	2008	$11.083	$5.595	58,015
	2009	$5.595	$9.362	61,562
	2010	$9.362	$11.648	30,343
	2011	$11.648	$10.657	23,240
	2012	$10.657	$11.768	17,853
	2013	$11.768	$12.514	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$8.832	$11.354	655,127
	2007	$11.354	$12.957	553,835
	2008	$12.957	$7.330	437,552
	2009	$7.330	$9.243	352,687
	2010	$9.243	$9.785	311,388
	2011	$9.785	$8.729	251,901
	2012	$8.729	$10.213	194,531
	2013	$10.213	$12.856	174,161
	2014	$12.856	$11.533	143,734
	2015	$11.533	$10.797	132,940

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.568	$8.858	57,555
	2007	$8.858	$10.239	30,689
	2008	$10.239	$5.678	26,674
	2009	$5.678	$5.432	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$13.775	$14.375	843,188
	2007	$14.375	$15.041	752,646
	2008	$15.041	$13.524	640,520
	2009	$13.524	$16.367	538,282
	2010	$16.367	$17.658	455,546
	2011	$17.658	$18.307	390,176
	2012	$18.307	$20.620	317,117
	2013	$20.620	$20.567	263,273
	2014	$20.567	$21.886	213,894
	2015	$21.886	$21.156	196,477

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$11.361	$11.697	185,022
	2007	$11.697	$11.888	151,045
	2008	$11.888	$9.987	118,985
	2009	$9.987	$10.428	89,992
	2010	$10.428	$10.538	76,078
	2011	$10.538	$10.690	56,861
	2012	$10.690	$10.906	44,025
	2013	$10.906	$10.810	45,454
	2014	$10.810	$10.793	27,136
	2015	$10.793	$10.639	23,198

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.597	$10.946	386,163
	2007	$10.946	$11.339	239,947
	2008	$11.339	$11.469	321,999
	2009	$11.469	$11.326	251,260
	2010	$11.326	$11.183	241,347
	2011	$11.183	$11.042	176,966
	2012	$11.042	$10.902	150,438
	2013	$10.902	$10.765	128,064
	2014	$10.765	$10.629	75,801
	2015	$10.629	$10.495	62,417

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.317	$8.555	1,829,964
	2007	$8.555	$10.096	1,535,579
	2008	$10.096	$5.221	1,277,472
	2009	$5.221	$8.830	1,065,114
	2010	$8.830	$11.138	884,769
	2011	$11.138	$10.255	761,229
	2012	$10.255	$11.377	672,904
	2013	$11.377	$16.933	570,335
	2014	$16.933	$17.673	458,388
	2015	$17.673	$18.948	403,457

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.390	$12.934	1,600,534
	2007	$12.934	$13.870	1,322,649
	2008	$13.870	$10.410	1,069,708
	2009	$10.410	$12.306	957,836
	2010	$12.306	$12.978	798,091
	2011	$12.978	$11.793	655,323
	2012	$11.793	$12.446	552,716
	2013	$12.446	$13.279	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.195	$12.812	27,760
	2007	$12.812	$11.884	21,026
	2008	$11.884	$7.193	17,836
	2009	$7.193	$9.218	13,740
	2010	$9.218	$10.410	13,947
	2011	$10.410	$9.801	7,954
	2012	$9.801	$11.527	6,246
	2013	$11.527	$15.441	6,380
	2014	$15.441	$16.881	6,913
	2015	$16.881	$15.411	5,489

Putnam VT International Equity Fund - Class IB
	2006	$9.265	$11.683	158,006
	2007	$11.683	$12.499	140,631
	2008	$12.499	$6.916	72,436
	2009	$6.916	$8.510	78,950
	2010	$8.510	$9.244	63,718
	2011	$9.244	$7.581	55,695
	2012	$7.581	$9.125	45,173
	2013	$9.125	$11.538	43,438
	2014	$11.538	$10.619	41,653
	2015	$10.619	$10.499	32,342

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.224	$16.472	4,408
	2007	$16.472	$14.193	3,688
	2008	$14.193	$8.497	1,693
	2009	$8.497	$11.034	810
	2010	$11.034	$13.725	786
	2011	$13.725	$12.910	788
	2012	$12.910	$14.974	675
	2013	$14.974	$20.639	662
	2014	$20.639	$21.077	222
	2015	$21.077	$19.926	219

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$6.020	$6.267	48,218
	2007	$6.267	$6.528	38,457
	2008	$6.528	$4.058	37,144
	2009	$4.058	$6.567	28,768
	2010	$6.567	$7.832	24,108
	2011	$7.832	$6.352	24,291
	2012	$6.352	$7.164	18,646
	2013	$7.164	$10.165	17,430
	2014	$10.165	$11.011	14,189
	2015	$11.011	$10.207	12,239

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.591	$17.049	38,261
	2007	$17.049	$23.639	24,769
	2008	$23.639	$10.123	20,824
	2009	$10.123	$16.975	26,083
	2010	$16.975	$19.947	18,906
	2011	$19.947	$16.106	15,533
	2012	$16.106	$19.073	12,033
	2013	$19.073	$18.638	11,580
	2014	$18.638	$17.575	11,103
	2015	$17.575	$15.496	10,678

UIF Global Infrastructure - Class I
	2014	$10.000	$18.232	184,052
	2015	$18.232	$15.524	149,565

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.476	$11.707	61,253
	2007	$11.707	$13.243	45,985
	2008	$13.243	$7.240	41,188
	2009	$7.240	$9.473	27,207
	2010	$9.473	$9.884	18,402
	2011	$9.884	$9.400	17,888
	2012	$9.400	$10.565	14,310
	2013	$10.565	$12.094	603,160
	2014	$12.094	$12.197	480,773
	2015	$12.197	$11.272	410,513

UIF Growth Portfolio, Class I
	2006	$7.461	$7.669	139,008
	2007	$7.669	$9.230	113,591
	2008	$9.230	$4.630	75,159
	2009	$4.630	$7.568	52,257
	2010	$7.568	$9.180	42,054
	2011	$9.180	$8.810	29,402
	2012	$8.810	$9.948	25,886
	2013	$9.948	$14.543	15,260
	2014	$14.543	$15.271	14,142
	2015	$15.271	$16.922	11,993

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.295	$15.423	32,275
	2007	$15.423	$18.677	23,703
	2008	$18.677	$9.816	20,819
	2009	$9.816	$15.278	15,942
	2010	$15.278	$19.959	12,659
	2011	$19.959	$18.302	10,373
	2012	$18.302	$19.639	6,311
	2013	$19.639	$26.658	5,670
	2014	$26.658	$26.837	6,019
	2015	$26.837	$24.933	5,481

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.824	$35.197	30,355
	2007	$35.197	$28.815	22,829
	2008	$28.815	$17.667	15,783
	2009	$17.667	$22.388	13,235
	2010	$22.388	$28.727	6,844
	2011	$28.727	$30.041	6,040
	2012	$30.041	$34.355	3,522
	2013	$34.355	$34.614	2,957
	2014	$34.614	$44.332	3,581
	2015	$44.332	$44.718	4,251

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

Mortality & Expense = 1.31

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.423	$13.176	320,959
	2007	$13.176	$13.622	251,275
	2008	$13.622	$7.965	210,638
	2009	$7.965	$9.452	186,429
	2010	$9.452	$10.512	164,462
	2011	$10.512	$10.995	148,498
	2012	$10.995	$12.710	140,214
	2013	$12.710	$16.867	110,129
	2014	$16.867	$18.176	94,904
	2015	$18.176	$18.177	78,682

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.030	$6.846	91,570
	2007	$6.846	$7.604	75,568
	2008	$7.604	$4.304	63,531
	2009	$4.304	$5.638	59,865
	2010	$5.638	$6.382	46,966
	2011	$6.382	$6.354	40,821
	2012	$6.354	$7.115	35,361
	2013	$7.115	$9.382	21,093
	2014	$9.382	$10.449	17,872
	2015	$10.449	$11.212	17,574

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.517	$6.385	69,377
	2007	$6.385	$7.152	67,200
	2008	$7.152	$4.244	64,152
	2009	$4.244	$5.737	59,285
	2010	$5.737	$6.213	46,646
	2011	$6.213	$5.926	42,601
	2012	$5.926	$6.784	39,417
	2013	$6.784	$9.164	36,486
	2014	$9.164	$10.287	37,398
	2015	$10.287	$11.244	36,454

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.909	$11.764	15,801
	2007	$11.764	$11.913	9,717
	2008	$11.913	$9.000	7,296
	2009	$9.000	$12.663	9,289
	2010	$12.663	$14.142	13,011
	2011	$14.142	$14.580	10,948
	2012	$14.580	$16.612	21,511
	2013	$16.612	$17.662	23,261
	2014	$17.662	$17.411	18,991
	2015	$17.411	$15.601	15,606

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.275	$13.145	175,989
	2007	$13.145	$13.447	207,971
	2008	$13.447	$9.327	184,750
	2009	$9.327	$12.469	187,937
	2010	$12.469	$13.853	197,443
	2011	$13.853	$13.985	172,016
	2012	$13.985	$15.533	166,985
	2013	$15.533	$17.451	135,893
	2014	$17.451	$18.001	117,250
	2015	$18.001	$16.497	79,785

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.952	$13.952	61,800
	2007	$13.952	$14.234	76,218
	2008	$14.234	$8.826	60,783
	2009	$8.826	$10.970	52,955
	2010	$10.970	$12.027	56,678
	2011	$12.027	$11.735	49,939
	2012	$11.735	$13.219	44,413
	2013	$13.219	$16.717	39,251
	2014	$16.717	$17.657	32,246
	2015	$17.657	$16.551	26,283

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.347	$13.089	26,924
	2007	$13.089	$12.597	25,023
	2008	$12.597	$8.320	26,836
	2009	$8.320	$10.595	26,533
	2010	$10.595	$13.395	29,574
	2011	$13.395	$12.711	16,370
	2012	$12.711	$14.837	19,102
	2013	$14.837	$19.931	19,344
	2014	$19.931	$19.764	15,248
	2015	$19.764	$18.048	11,069

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.529	$15.004	77,890
	2007	$15.004	$17.079	76,293
	2008	$17.079	$10.040	65,615
	2009	$10.040	$13.567	60,684
	2010	$13.567	$14.501	64,224
	2011	$14.501	$12.778	57,274
	2012	$12.778	$14.896	54,505
	2013	$14.896	$18.061	41,720
	2014	$18.061	$15.826	38,930
	2015	$15.826	$14.591	37,193

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.153	$5.226	311,883
	2007	$5.226	$6.026	192,539
	2008	$6.026	$3.031	180,252
	2009	$3.031	$4.963	166,339
	2010	$4.963	$5.865	131,339
	2011	$5.865	$5.426	99,978
	2012	$5.426	$6.084	100,637
	2013	$6.084	$8.407	68,931
	2014	$8.407	$8.988	62,402
	2015	$8.988	$9.306	56,120

Invesco V.I. American Value Fund - Series I
	2006	$12.100	$14.401	130,694
	2007	$14.401	$15.312	100,782
	2008	$15.312	$8.864	79,602
	2009	$8.864	$12.166	65,173
	2010	$12.166	$14.664	63,572
	2011	$14.664	$14.593	41,983
	2012	$14.593	$16.878	34,781
	2013	$16.878	$22.344	30,674
	2014	$22.344	$24.179	25,010
	2015	$24.179	$21.665	22,886

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.732	$7.056	60,721
	2007	$7.056	$7.793	45,363
	2008	$7.793	$4.418	44,240
	2009	$4.418	$5.275	34,026
	2010	$5.275	$6.007	45,543
	2011	$6.007	$5.454	42,232
	2012	$5.454	$6.268	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.444	$14.268	325,991
	2007	$14.268	$13.780	271,827
	2008	$13.780	$8.740	204,204
	2009	$8.740	$11.098	178,918
	2010	$11.098	$12.691	147,754
	2011	$12.691	$12.284	113,677
	2012	$12.284	$14.440	98,833
	2013	$14.440	$19.361	64,661
	2014	$19.361	$20.881	53,739
	2015	$20.881	$19.357	47,620

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.813	21,759
	2007	$10.813	$11.524	16,050
	2008	$11.524	$7.939	12,644
	2009	$7.939	$10.043	9,761
	2010	$10.043	$10.849	9,065
	2011	$10.849	$10.691	7,684
	2012	$10.691	$12.004	7,137
	2013	$12.004	$15.298	4,069
	2014	$15.298	$16.312	4,000
	2015	$16.312	$15.156	4,064

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.346	$12.429	1,571,338
	2007	$12.429	$12.772	1,240,461
	2008	$12.772	$8.015	1,026,689
	2009	$8.015	$9.824	912,175
	2010	$9.824	$10.702	813,820
	2011	$10.702	$10.574	714,017
	2012	$10.574	$12.377	600,165
	2013	$12.377	$15.992	511,167
	2014	$15.992	$17.790	457,972
	2015	$17.790	$17.904	384,740

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.039	70,663
	2012	$14.039	$15.583	67,271
	2013	$15.583	$19.234	56,065
	2014	$19.234	$20.678	46,963
	2015	$20.678	$19.921	47,811

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.096	189,119
	2012	$10.096	$11.323	167,860
	2013	$11.323	$13.677	133,602
	2014	$13.677	$13.579	109,595
	2015	$13.579	$13.198	99,532

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.267	$14.750	477,853
	2007	$14.750	$15.564	389,843
	2008	$15.564	$9.063	306,115
	2009	$9.063	$10.406	273,150
	2010	$10.406	$11.498	223,574
	2011	$11.498	$12.426	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$9.213	40,928
	2014	$9.213	$9.241	38,196
	2015	$9.241	$8.823	28,152

Invesco V.I. High Yield Securities Fund - Series I
	2006	$5.714	$6.157	152,718
	2007	$6.157	$6.324	111,441
	2008	$6.324	$4.793	70,633
	2009	$4.793	$6.832	62,661
	2010	$6.832	$7.425	53,395
	2011	$7.425	$7.467	47,933
	2012	$7.467	$8.750	53,952
	2013	$8.750	$9.065	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.681	$14.281	134,361
	2007	$14.281	$14.531	91,496
	2008	$14.531	$10.561	83,540
	2009	$10.561	$13.034	83,128
	2010	$13.034	$14.441	76,928
	2011	$14.441	$15.394	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.499	$12.610	15,599
	2007	$12.610	$13.619	13,756
	2008	$13.619	$9.599	12,836
	2009	$9.599	$12.324	10,761
	2010	$12.324	$13.866	33,000
	2011	$13.866	$12.800	32,396
	2012	$12.800	$14.003	11,397
	2013	$14.003	$17.786	10,250
	2014	$17.786	$18.314	5,868
	2015	$18.314	$17.331	5,679

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.209	$12.631	6,756
	2007	$12.631	$14.646	7,246
	2008	$14.646	$7.677	6,955
	2009	$7.677	$11.837	5,409
	2010	$11.837	$14.855	5,409
	2011	$14.855	$13.276	5,257
	2012	$13.276	$14.612	2,416
	2013	$14.612	$19.681	2,416
	2014	$19.681	$20.898	2,415
	2015	$20.898	$20.820	2,415

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.407	$9.580	296,168
	2007	$9.580	$9.939	228,252
	2008	$9.939	$6.167	187,242
	2009	$6.167	$7.682	170,238
	2010	$7.682	$8.701	162,435
	2011	$8.701	$8.738	141,806
	2012	$8.738	$9.965	135,012
	2013	$9.965	$12.961	100,683
	2014	$12.961	$14.482	80,007
	2015	$14.482	$14.426	69,068

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.778	$10.414	496,285
	2007	$10.414	$12.356	419,321
	2008	$12.356	$8.129	346,780
	2009	$8.129	$9.559	281,419
	2010	$9.559	$10.078	236,698
	2011	$10.078	$11.534	194,103
	2012	$11.534	$13.498	165,723
	2013	$13.498	$15.692	144,045
	2014	$15.692	$16.616	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.748	$9.302	97,090
	2007	$9.302	$10.974	56,113
	2008	$10.974	$5.533	46,258
	2009	$5.533	$9.246	43,045
	2010	$9.246	$11.489	33,400
	2011	$11.489	$10.498	14,961
	2012	$10.498	$11.577	12,362
	2013	$11.577	$12.306	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$8.768	$11.258	490,532
	2007	$11.258	$12.830	410,916
	2008	$12.830	$7.248	344,149
	2009	$7.248	$9.129	309,780
	2010	$9.129	$9.651	237,110
	2011	$9.651	$8.599	202,901
	2012	$8.599	$10.047	153,036
	2013	$10.047	$12.631	109,324
	2014	$12.631	$11.317	96,106
	2015	$11.317	$10.581	90,570

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.514	$8.783	66,198
	2007	$8.783	$10.139	30,365
	2008	$10.139	$5.615	25,768
	2009	$5.615	$5.370	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$13.676	$14.253	534,244
	2007	$14.253	$14.893	458,141
	2008	$14.893	$13.374	353,527
	2009	$13.374	$16.164	340,358
	2010	$16.164	$17.417	322,614
	2011	$17.417	$18.033	196,248
	2012	$18.033	$20.286	176,502
	2013	$20.286	$20.207	153,247
	2014	$20.207	$21.476	135,116
	2015	$21.476	$20.732	104,868

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$11.279	$11.598	143,012
	2007	$11.598	$11.771	87,644
	2008	$11.771	$9.876	45,639
	2009	$9.876	$10.299	58,596
	2010	$10.299	$10.394	55,694
	2011	$10.394	$10.531	44,362
	2012	$10.531	$10.730	42,330
	2013	$10.730	$10.621	40,323
	2014	$10.621	$10.591	36,257
	2015	$10.591	$10.426	36,641

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.521	$10.853	148,718
	2007	$10.853	$11.228	135,509
	2008	$11.228	$11.342	196,692
	2009	$11.342	$11.186	207,847
	2010	$11.186	$11.030	102,216
	2011	$11.030	$10.877	105,963
	2012	$10.877	$10.726	122,815
	2013	$10.726	$10.577	100,250
	2014	$10.577	$10.430	111,240
	2015	$10.430	$10.285	73,611

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.257	$8.483	1,906,651
	2007	$8.483	$9.997	1,502,886
	2008	$9.997	$5.163	1,244,953
	2009	$5.163	$8.721	1,122,206
	2010	$8.721	$10.986	953,018
	2011	$10.986	$10.102	804,046
	2012	$10.102	$11.192	650,154
	2013	$11.192	$16.637	524,820
	2014	$16.637	$17.341	452,804
	2015	$17.341	$18.569	392,976

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.308	$12.824	958,510
	2007	$12.824	$13.735	718,962
	2008	$13.735	$10.295	627,426
	2009	$10.295	$12.154	588,372
	2010	$12.154	$12.800	530,476
	2011	$12.800	$11.617	454,544
	2012	$11.617	$12.245	386,322
	2013	$12.245	$13.058	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.115	$12.703	49,340
	2007	$12.703	$11.768	31,755
	2008	$11.768	$7.113	28,992
	2009	$7.113	$9.104	25,707
	2010	$9.104	$10.268	19,731
	2011	$10.268	$9.654	14,079
	2012	$9.654	$11.340	9,755
	2013	$11.340	$15.171	7,149
	2014	$15.171	$16.564	5,354
	2015	$16.564	$15.103	5,081

Putnam VT International Equity Fund - Class IB
	2006	$9.198	$11.584	147,320
	2007	$11.584	$12.376	122,835
	2008	$12.376	$6.839	108,749
	2009	$6.839	$8.405	96,866
	2010	$8.405	$9.118	85,425
	2011	$9.118	$7.468	67,857
	2012	$7.468	$8.977	56,314
	2013	$8.977	$11.336	42,871
	2014	$11.336	$10.420	39,772
	2015	$10.420	$10.288	37,688

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.156	$16.373	10,699
	2007	$16.373	$14.089	7,918
	2008	$14.089	$8.424	7,886
	2009	$8.424	$10.925	7,325
	2010	$10.925	$13.571	7,230
	2011	$13.571	$12.749	7,162
	2012	$12.749	$14.768	981
	2013	$14.768	$20.328	917
	2014	$20.328	$20.732	854
	2015	$20.732	$19.575	2,266

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.977	$6.214	71,299
	2007	$6.214	$6.464	40,024
	2008	$6.464	$4.013	37,894
	2009	$4.013	$6.486	33,860
	2010	$6.486	$7.725	28,495
	2011	$7.725	$6.257	27,360
	2012	$6.257	$7.047	29,916
	2013	$7.047	$9.987	20,755
	2014	$9.987	$10.805	20,630
	2015	$10.805	$10.002	18,868

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.500	$16.904	83,983
	2007	$16.904	$23.408	61,058
	2008	$23.408	$10.011	50,602
	2009	$10.011	$16.765	48,186
	2010	$16.765	$19.675	72,189
	2011	$19.675	$15.866	66,386
	2012	$15.866	$18.764	37,170
	2013	$18.764	$18.312	28,546
	2014	$18.312	$17.245	25,967
	2015	$17.245	$15.185	24,175

UIF Global Infrastructure - Class I
	2014	$10.000	$17.890	118,609
	2015	$17.890	$15.213	83,924

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.407	$11.607	82,413
	2007	$11.607	$13.114	70,306
	2008	$13.114	$7.160	65,726
	2009	$7.160	$9.356	61,378
	2010	$9.356	$9.749	47,795
	2011	$9.749	$9.259	44,425
	2012	$9.259	$10.393	39,270
	2013	$10.393	$11.882	397,054
	2014	$11.882	$11.968	326,942
	2015	$11.968	$11.046	285,712

UIF Growth Portfolio, Class I
	2006	$7.408	$7.604	143,922
	2007	$7.604	$9.139	119,242
	2008	$9.139	$4.579	92,344
	2009	$4.579	$7.474	81,830
	2010	$7.474	$9.055	73,555
	2011	$9.055	$8.678	72,803
	2012	$8.678	$9.786	57,672
	2013	$9.786	$14.288	48,469
	2014	$14.288	$14.984	44,094
	2015	$14.984	$16.583	32,839

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.227	$15.330	68,854
	2007	$15.330	$18.539	55,108
	2008	$18.539	$9.731	48,609
	2009	$9.731	$15.127	50,144
	2010	$15.127	$19.735	41,905
	2011	$19.735	$18.074	33,659
	2012	$18.074	$19.369	26,317
	2013	$19.369	$26.257	17,737
	2014	$26.257	$26.398	11,948
	2015	$26.398	$24.494	9,705

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.638	$34.898	37,837
	2007	$34.898	$28.533	27,791
	2008	$28.533	$17.472	21,662
	2009	$17.472	$22.111	19,306
	2010	$22.111	$28.335	16,571
	2011	$28.335	$29.593	13,046
	2012	$29.593	$33.798	12,245
	2013	$33.798	$34.009	9,373
	2014	$34.009	$43.500	6,911
	2015	$43.500	$43.822	4,628

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.38

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.956	$13.782	1,502,358
	2007	$13.782	$14.238	1,122,028
	2008	$14.238	$8.320	830,146
	2009	$8.320	$9.866	697,832
	2010	$9.866	$10.965	587,372
	2011	$10.965	$11.460	513,769
	2012	$11.460	$13.239	438,426
	2013	$13.239	$17.557	369,178
	2014	$17.557	$18.906	308,632
	2015	$18.906	$18.894	249,391

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.128	$6.936	738,855
	2007	$6.936	$7.699	614,118
	2008	$7.699	$4.355	415,941
	2009	$4.355	$5.701	314,177
	2010	$5.701	$6.448	295,239
	2011	$6.448	$6.415	236,873
	2012	$6.415	$7.179	185,980
	2013	$7.179	$9.459	159,194
	2014	$9.459	$10.529	145,731
	2015	$10.529	$11.289	112,635

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.396	$6.261	798,997
	2007	$6.261	$7.009	561,092
	2008	$7.009	$4.156	428,037
	2009	$4.156	$5.614	388,925
	2010	$5.614	$6.076	336,713
	2011	$6.076	$5.791	298,276
	2012	$5.791	$6.625	273,267
	2013	$6.625	$8.943	217,427
	2014	$8.943	$10.031	196,480
	2015	$10.031	$10.957	175,517

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.896	$11.741	87,585
	2007	$11.741	$11.882	71,951
	2008	$11.882	$8.971	58,991
	2009	$8.971	$12.613	70,919
	2010	$12.613	$14.075	88,911
	2011	$14.075	$14.501	73,098
	2012	$14.501	$16.511	74,573
	2013	$16.511	$17.542	70,748
	2014	$17.542	$17.280	64,888
	2015	$17.280	$15.473	51,472

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.261	$13.121	666,843
	2007	$13.121	$13.412	623,476
	2008	$13.412	$9.296	581,641
	2009	$9.296	$12.420	601,823
	2010	$12.420	$13.788	513,147
	2011	$13.788	$13.910	502,477
	2012	$13.910	$15.439	474,676
	2013	$15.439	$17.333	401,247
	2014	$17.333	$17.867	393,362
	2015	$17.867	$16.363	333,652

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.939	$13.926	675,203
	2007	$13.926	$14.198	522,379
	2008	$14.198	$8.798	366,965
	2009	$8.798	$10.927	330,888
	2010	$10.927	$11.971	299,621
	2011	$11.971	$11.673	279,402
	2012	$11.673	$13.139	251,871
	2013	$13.139	$16.605	196,881
	2014	$16.605	$17.526	163,955
	2015	$17.526	$16.416	120,707

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.342	$13.073	329,440
	2007	$13.073	$12.574	185,907
	2008	$12.574	$8.298	115,268
	2009	$8.298	$10.560	108,629
	2010	$10.560	$13.342	108,946
	2011	$13.342	$12.652	111,410
	2012	$12.652	$14.758	95,398
	2013	$14.758	$19.810	83,544
	2014	$19.810	$19.631	61,359
	2015	$19.631	$17.914	56,405

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.514	$14.975	553,193
	2007	$14.975	$17.034	403,597
	2008	$17.034	$10.007	330,022
	2009	$10.007	$13.512	325,035
	2010	$13.512	$14.433	314,470
	2011	$14.433	$12.709	267,800
	2012	$12.709	$14.804	227,073
	2013	$14.804	$17.938	195,605
	2014	$17.938	$15.707	172,058
	2015	$15.707	$14.471	136,960

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$13.501	$13.683	980,607
	2007	$13.683	$15.768	741,908
	2008	$15.768	$7.925	589,233
	2009	$7.925	$12.968	513,606
	2010	$12.968	$15.313	447,359
	2011	$15.313	$14.157	391,904
	2012	$14.157	$15.864	381,511
	2013	$15.864	$21.904	313,477
	2014	$21.904	$23.404	273,288
	2015	$23.404	$24.215	231,551

Invesco V.I. American Value Fund - Series I
	2006	$12.065	$14.349	1,049,995
	2007	$14.349	$15.246	700,083
	2008	$15.246	$8.819	514,021
	2009	$8.819	$12.097	422,897
	2010	$12.097	$14.570	370,772
	2011	$14.570	$14.489	309,546
	2012	$14.489	$16.746	252,844
	2013	$16.746	$22.154	217,722
	2014	$22.154	$23.957	186,812
	2015	$23.957	$21.451	142,371

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.737	$7.057	433,180
	2007	$7.057	$7.788	328,849
	2008	$7.788	$4.412	252,649
	2009	$4.412	$5.264	206,588
	2010	$5.264	$5.990	168,821
	2011	$5.990	$5.435	151,953
	2012	$5.435	$6.245	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.412	$14.222	2,426,538
	2007	$14.222	$13.725	1,705,057
	2008	$13.725	$8.699	1,230,348
	2009	$8.699	$11.039	1,022,908
	2010	$11.039	$12.615	878,046
	2011	$12.615	$12.201	739,289
	2012	$12.201	$14.333	620,592
	2013	$14.333	$19.203	522,769
	2014	$19.203	$20.697	457,563
	2015	$20.697	$19.173	372,820

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.807	259,256
	2007	$10.807	$11.511	209,314
	2008	$11.511	$7.924	180,600
	2009	$7.924	$10.017	172,316
	2010	$10.017	$10.813	172,095
	2011	$10.813	$10.648	143,629
	2012	$10.648	$11.948	133,724
	2013	$11.948	$15.216	102,196
	2014	$15.216	$16.213	91,004
	2015	$16.213	$15.053	78,268

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$38.608	$42.263	3,546,322
	2007	$42.263	$43.397	2,610,482
	2008	$43.397	$27.215	2,059,988
	2009	$27.215	$33.333	1,773,988
	2010	$33.333	$36.287	1,555,806
	2011	$36.287	$35.827	1,344,778
	2012	$35.827	$41.910	1,156,343
	2013	$41.910	$54.110	973,126
	2014	$54.110	$60.155	833,855
	2015	$60.155	$60.496	731,513

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$17.730	310,836
	2012	$17.730	$19.666	281,003
	2013	$19.666	$24.256	241,542
	2014	$24.256	$26.059	209,656
	2015	$26.059	$25.087	173,373

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$18.505	735,961
	2012	$18.505	$20.739	632,016
	2013	$20.739	$25.034	542,054
	2014	$25.034	$24.836	468,603
	2015	$24.836	$24.123	407,027

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$22.579	$27.129	1,915,298
	2007	$27.129	$28.606	1,437,205
	2008	$28.606	$16.647	1,142,883
	2009	$16.647	$19.099	975,203
	2010	$19.099	$21.089	841,462
	2011	$21.089	$22.786	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$20.946	196,977
	2014	$20.946	$20.994	179,284
	2015	$20.994	$20.031	154,884

Invesco V.I. High Yield Securities Fund - Series I
	2006	$13.062	$14.067	710,366
	2007	$14.067	$14.437	508,852
	2008	$14.437	$10.935	395,345
	2009	$10.935	$15.576	347,143
	2010	$15.576	$16.915	324,656
	2011	$16.915	$16.999	280,628
	2012	$16.999	$19.906	249,580
	2013	$19.906	$20.619	0

Invesco V.I. Income Builder Fund - Series I
	2006	$16.082	$18.098	790,698
	2007	$18.098	$18.403	628,159
	2008	$18.403	$13.366	487,539
	2009	$13.366	$16.483	413,277
	2010	$16.483	$18.250	373,113
	2011	$18.250	$19.449	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.483	$12.586	206,849
	2007	$12.586	$13.584	102,079
	2008	$13.584	$9.567	87,924
	2009	$9.567	$12.275	78,617
	2010	$12.275	$13.802	80,905
	2011	$13.802	$12.732	62,553
	2012	$12.732	$13.919	55,367
	2013	$13.919	$17.666	45,874
	2014	$17.666	$18.178	39,472
	2015	$18.178	$17.190	33,196

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.195	$12.608	35,417
	2007	$12.608	$14.608	27,395
	2008	$14.608	$7.652	27,412
	2009	$7.652	$11.790	29,370
	2010	$11.790	$14.785	12,057
	2011	$14.785	$13.205	34,324
	2012	$13.205	$14.523	25,667
	2013	$14.523	$19.548	24,105
	2014	$19.548	$20.742	22,511
	2015	$20.742	$20.650	22,173

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$10.992	$12.517	2,631,419
	2007	$12.517	$12.977	1,974,643
	2008	$12.977	$8.047	1,574,580
	2009	$8.047	$10.016	1,457,457
	2010	$10.016	$11.337	1,264,200
	2011	$11.337	$11.378	1,140,179
	2012	$11.378	$12.966	970,264
	2013	$12.966	$16.852	853,644
	2014	$16.852	$18.816	766,536
	2015	$18.816	$18.730	716,199

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$28.650	$33.966	1,001,339
	2007	$33.966	$40.270	746,655
	2008	$40.270	$26.476	609,966
	2009	$26.476	$31.112	526,890
	2010	$31.112	$32.778	453,406
	2011	$32.778	$37.488	395,198
	2012	$37.488	$43.839	332,947
	2013	$43.839	$50.931	273,686
	2014	$50.931	$53.917	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$12.602	$13.391	780,467
	2007	$13.391	$15.788	596,222
	2008	$15.788	$7.955	475,560
	2009	$7.955	$13.282	395,637
	2010	$13.282	$16.493	355,514
	2011	$16.493	$15.060	318,974
	2012	$15.060	$16.596	274,530
	2013	$16.596	$17.638	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$38.420	$49.295	894,573
	2007	$49.295	$56.141	652,689
	2008	$56.141	$31.695	523,320
	2009	$31.695	$39.888	452,304
	2010	$39.888	$42.143	392,397
	2011	$42.143	$37.521	330,876
	2012	$37.521	$43.810	280,331
	2013	$43.810	$55.038	235,697
	2014	$55.038	$49.275	204,062
	2015	$49.275	$46.040	185,208

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.789	$10.267	622,718
	2007	$10.267	$11.844	470,489
	2008	$11.844	$6.554	357,203
	2009	$6.554	$6.267	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$25.084	$26.123	1,646,739
	2007	$26.123	$27.278	1,280,252
	2008	$27.278	$24.479	996,265
	2009	$24.479	$29.565	876,636
	2010	$29.565	$31.833	757,737
	2011	$31.833	$32.938	659,681
	2012	$32.938	$37.026	570,015
	2013	$37.026	$36.857	493,895
	2014	$36.857	$39.143	428,939
	2015	$39.143	$37.761	380,246

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$11.424	$11.739	1,036,788
	2007	$11.739	$11.906	746,305
	2008	$11.906	$9.982	584,564
	2009	$9.982	$10.402	583,213
	2010	$10.402	$10.491	510,916
	2011	$10.491	$10.622	421,831
	2012	$10.622	$10.815	364,771
	2013	$10.815	$10.698	324,683
	2014	$10.698	$10.660	275,606
	2015	$10.660	$10.486	233,488

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$14.277	$14.717	2,447,475
	2007	$14.717	$15.214	2,071,826
	2008	$15.214	$15.358	2,037,145
	2009	$15.358	$15.136	1,679,149
	2010	$15.136	$14.916	1,207,729
	2011	$14.916	$14.698	1,039,175
	2012	$14.698	$14.483	879,438
	2013	$14.483	$14.272	735,325
	2014	$14.272	$14.064	575,138
	2015	$14.064	$13.859	496,606

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$58.024	$59.566	2,194,479
	2007	$59.566	$70.154	1,597,858
	2008	$70.154	$36.202	1,291,072
	2009	$36.202	$61.110	1,138,719
	2010	$61.110	$76.927	995,460
	2011	$76.927	$70.688	852,329
	2012	$70.688	$78.263	730,858
	2013	$78.263	$116.256	667,006
	2014	$116.256	$121.089	571,955
	2015	$121.089	$129.571	488,296

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$35.188	$39.878	1,770,166
	2007	$39.878	$42.681	1,362,995
	2008	$42.681	$31.969	1,094,968
	2009	$31.969	$37.716	982,149
	2010	$37.716	$39.695	874,248
	2011	$39.695	$35.999	755,052
	2012	$35.999	$37.918	642,262
	2013	$37.918	$40.428	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.320	$12.930	240,380
	2007	$12.926	$11.966	183,364
	2008	$11.966	$7.228	137,784
	2009	$7.228	$9.245	115,229
	2010	$9.245	$10.419	97,605
	2011	$10.419	$9.789	80,585
	2012	$9.789	$11.491	72,545
	2013	$11.491	$15.362	68,334
	2014	$15.362	$16.761	61,357
	2015	$16.761	$15.271	57,330

Putnam VT International Equity Fund - Class IB
	2006	$9.230	$11.616	712,821
	2007	$11.616	$12.402	549,659
	2008	$12.402	$6.849	421,955
	2009	$6.849	$8.410	350,095
	2010	$8.410	$9.118	262,718
	2011	$9.118	$7.463	229,429
	2012	$7.463	$8.964	186,917
	2013	$8.964	$11.312	163,004
	2014	$11.312	$10.390	140,740
	2015	$10.390	$10.252	130,432

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.120	$16.320	110,309
	2007	$16.320	$14.033	70,088
	2008	$14.033	$8.384	49,787
	2009	$8.384	$10.866	40,403
	2010	$10.866	$13.489	41,084
	2011	$13.489	$12.663	38,534
	2012	$12.663	$14.658	35,563
	2013	$14.658	$20.163	37,608
	2014	$20.163	$20.549	38,620
	2015	$20.549	$19.389	36,822

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.959	$6.191	408,396
	2007	$6.191	$6.436	290,349
	2008	$6.436	$3.993	180,582
	2009	$3.993	$6.448	199,424
	2010	$6.448	$7.675	154,811
	2011	$7.675	$6.213	122,238
	2012	$6.213	$6.992	113,343
	2013	$6.992	$9.902	90,390
	2014	$9.902	$10.705	76,247
	2015	$10.705	$9.903	62,953

UIF Emerging Markets Equity Portfolio, Class I
	2006	$15.989	$21.606	524,432
	2007	$21.606	$29.898	368,351
	2008	$29.898	$12.777	272,999
	2009	$12.777	$21.383	254,936
	2010	$21.383	$25.077	264,272
	2011	$25.077	$20.208	223,530
	2012	$20.208	$23.883	194,262
	2013	$23.883	$23.291	157,756
	2014	$23.291	$21.918	146,595
	2015	$21.918	$19.287	126,433

UIF Global Infrastructure - Class I
	2014	$10.000	$58.024	230,508
	2015	$58.024	$49.306	204,070

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.782	$13.295	534,694
	2007	$13.295	$15.009	400,579
	2008	$15.009	$8.189	319,952
	2009	$8.189	$10.693	240,571
	2010	$10.693	$11.135	215,977
	2011	$11.135	$10.568	176,981
	2012	$10.568	$11.854	148,718
	2013	$11.854	$13.543	1,817,551
	2014	$13.543	$13.631	1,502,266
	2015	$13.631	$12.572	1,303,942

UIF Growth Portfolio, Class I
	2006	$10.685	$10.961	990,122
	2007	$10.961	$13.164	721,808
	2008	$13.164	$6.591	606,443
	2009	$6.591	$10.751	525,200
	2010	$10.751	$13.015	481,558
	2011	$13.015	$12.465	413,342
	2012	$12.465	$14.047	359,551
	2013	$14.047	$20.495	321,767
	2014	$20.495	$21.478	282,117
	2015	$21.478	$23.753	241,830

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.191	$15.280	408,245
	2007	$15.280	$18.466	302,026
	2008	$18.466	$9.685	213,660
	2009	$9.685	$15.046	170,802
	2010	$15.046	$19.616	150,960
	2011	$19.616	$17.952	132,284
	2012	$17.952	$19.224	107,774
	2013	$19.224	$26.043	95,291
	2014	$26.043	$26.165	86,481
	2015	$26.165	$24.260	73,567

UIF U.S. Real Estate Portfolio, Class I
	2006	$24.877	$33.839	354,666
	2007	$33.839	$27.648	200,264
	2008	$27.648	$16.918	145,180
	2009	$16.918	$21.395	121,883
	2010	$21.395	$27.398	111,124
	2011	$27.398	$28.594	103,646
	2012	$28.594	$32.634	89,850
	2013	$32.634	$32.815	75,009
	2014	$32.815	$41.944	64,355
	2015	$41.944	$42.225	59,245

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

Mortality & Expense = 1.38

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.517	$13.276	6,363
	2007	$13.276	$13.715	4,614
	2008	$13.715	$8.014	2,126
	2009	$8.014	$9.503	2,111
	2010	$9.503	$10.562	474
	2011	$10.562	$11.039	463
	2012	$11.039	$12.752	207
	2013	$12.752	$16.911	199
	2014	$16.911	$18.211	192
	2015	$18.211	$18.199	186

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.696	$8.463	3,247
	2007	$8.463	$9.393	3,201
	2008	$9.393	$5.313	3,302
	2009	$5.313	$6.955	3,422
	2010	$6.955	$7.867	3,418
	2011	$7.867	$7.827	421
	2012	$7.827	$8.759	407
	2013	$8.759	$11.541	395
	2014	$11.541	$12.845	385
	2015	$12.845	$13.773	376

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.987	$7.819	347
	2007	$7.819	$8.752	346
	2008	$8.752	$5.190	498
	2009	$5.190	$7.011	496
	2010	$7.011	$7.587	478
	2011	$7.587	$7.231	460
	2012	$7.231	$8.273	444
	2013	$8.273	$11.168	427
	2014	$11.168	$12.527	410
	2015	$12.527	$13.682	392

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.896	$11.741	284
	2007	$11.741	$11.882	278
	2008	$11.882	$8.970	196
	2009	$8.970	$12.613	1,106
	2010	$12.613	$14.075	1,110
	2011	$14.075	$14.501	182
	2012	$14.501	$16.511	401
	2013	$16.511	$17.542	397
	2014	$17.542	$17.280	394
	2015	$17.280	$15.473	390

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.262	$13.121	9,948
	2007	$13.121	$13.413	5,826
	2008	$13.413	$9.296	3,958
	2009	$9.296	$12.420	3,957
	2010	$12.420	$13.789	5,141
	2011	$13.789	$13.911	5,114
	2012	$13.911	$15.440	5,088
	2013	$15.440	$17.334	6,564
	2014	$17.334	$17.868	6,537
	2015	$17.868	$16.363	6,509

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.939	$13.926	330
	2007	$13.926	$14.198	329
	2008	$14.198	$8.798	329
	2009	$8.798	$10.926	328
	2010	$10.926	$11.971	328
	2011	$11.971	$11.673	327
	2012	$11.673	$13.139	271
	2013	$13.139	$16.605	271
	2014	$16.605	$17.526	271
	2015	$17.526	$16.416	271

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.342	$13.073	2,373
	2007	$13.073	$12.574	1,217
	2008	$12.574	$8.298	1,109
	2009	$8.298	$10.560	0
	2010	$10.560	$13.342	0
	2011	$13.342	$12.652	0
	2012	$12.652	$14.758	0
	2013	$14.758	$19.810	0
	2014	$19.810	$19.631	0
	2015	$19.631	$17.914	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.513	$14.974	2,784
	2007	$14.974	$17.034	2,698
	2008	$17.034	$10.006	2,432
	2009	$10.006	$13.512	2,395
	2010	$13.512	$14.432	2,552
	2011	$14.432	$12.708	893
	2012	$12.708	$14.804	479
	2013	$14.804	$17.937	464
	2014	$17.937	$15.706	450
	2015	$15.706	$14.471	435

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.217	$6.301	653
	2007	$6.301	$7.261	575
	2008	$7.261	$3.649	690
	2009	$3.649	$5.971	526
	2010	$5.971	$7.051	471
	2011	$7.051	$6.519	453
	2012	$6.519	$7.305	1,465
	2013	$7.305	$10.086	1,294
	2014	$10.086	$10.777	1,217
	2015	$10.777	$11.150	854

Invesco V.I. American Value Fund - Series I
	2006	$12.167	$14.470	1,070
	2007	$14.470	$15.375	313
	2008	$15.375	$8.894	234
	2009	$8.894	$12.199	221
	2010	$12.199	$14.694	212
	2011	$14.694	$14.612	204
	2012	$14.612	$16.888	196
	2013	$16.888	$22.342	190
	2014	$22.342	$24.160	184
	2015	$24.160	$21.633	116

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$8.016	$8.396	1,579
	2007	$8.396	$9.266	1,474
	2008	$9.266	$5.250	1,593
	2009	$5.250	$6.263	1,119
	2010	$6.263	$7.127	1,078
	2011	$7.127	$6.467	1,043
	2012	$6.467	$7.431	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.412	$14.222	10,255
	2007	$14.222	$13.725	10,728
	2008	$13.725	$8.699	10,676
	2009	$8.699	$11.039	8,608
	2010	$11.039	$12.615	8,208
	2011	$12.615	$12.201	7,941
	2012	$12.201	$14.333	7,222
	2013	$14.333	$19.203	6,618
	2014	$19.203	$20.697	6,262
	2015	$20.697	$19.173	3,696

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.807	0
	2007	$10.807	$11.511	0
	2008	$11.511	$7.924	0
	2009	$7.924	$10.017	0
	2010	$10.017	$10.813	0
	2011	$10.813	$10.648	0
	2012	$10.648	$11.948	0
	2013	$11.948	$15.216	0
	2014	$15.216	$16.213	0
	2015	$16.213	$15.053	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.097	$12.148	38,857
	2007	$12.148	$12.474	37,273
	2008	$12.474	$7.823	37,422
	2009	$7.823	$9.581	32,554
	2010	$9.581	$10.430	28,541
	2011	$10.430	$10.298	27,391
	2012	$10.298	$12.046	24,702
	2013	$12.046	$15.553	22,760
	2014	$15.553	$17.290	19,158
	2015	$17.290	$17.388	18,398

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.258	0
	2012	$14.258	$15.815	0
	2013	$15.815	$19.507	0
	2014	$19.507	$20.957	0
	2015	$20.957	$20.175	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.398	4,401
	2012	$10.398	$11.654	3,810
	2013	$11.654	$14.067	2,047
	2014	$14.067	$13.955	1,913
	2015	$13.955	$13.555	1,885

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.687	$15.244	8,209
	2007	$15.244	$16.074	7,142
	2008	$16.074	$9.354	7,298
	2009	$9.354	$10.732	6,601
	2010	$10.732	$11.850	5,357
	2011	$11.850	$12.803	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.534	324
	2014	$12.534	$12.563	324
	2015	$12.563	$11.986	342

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.816	$8.417	2,152
	2007	$8.417	$8.639	2,019
	2008	$8.639	$6.543	1,910
	2009	$6.543	$9.320	331
	2010	$9.320	$10.122	318
	2011	$10.122	$10.172	321
	2012	$10.172	$11.912	302
	2013	$11.912	$12.338	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.933	$14.555	1,522
	2007	$14.555	$14.799	0
	2008	$14.799	$10.749	0
	2009	$10.749	$13.255	0
	2010	$13.255	$14.677	0
	2011	$14.677	$15.641	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.482	$12.586	0
	2007	$12.586	$13.584	0
	2008	$13.584	$9.567	0
	2009	$9.567	$12.274	0
	2010	$12.274	$13.801	0
	2011	$13.801	$12.731	0
	2012	$12.731	$13.918	0
	2013	$13.918	$17.665	0
	2014	$17.665	$18.177	0
	2015	$18.177	$17.189	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.194	$12.606	0
	2007	$12.606	$14.606	0
	2008	$14.606	$7.651	0
	2009	$7.651	$11.789	0
	2010	$11.789	$14.784	0
	2011	$14.784	$13.203	0
	2012	$13.203	$14.521	0
	2013	$14.521	$19.545	0
	2014	$19.545	$20.739	0
	2015	$20.739	$20.648	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.327	$10.621	3,301
	2007	$10.621	$11.011	3,661
	2008	$11.011	$6.828	3,714
	2009	$6.828	$8.499	3,627
	2010	$8.499	$9.620	3,076
	2011	$9.620	$9.654	3,014
	2012	$9.654	$11.002	2,962
	2013	$11.002	$14.299	4,606
	2014	$14.299	$15.966	3,712
	2015	$15.966	$15.893	3,676

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.752	$10.376	21,584
	2007	$10.376	$12.302	21,346
	2008	$12.302	$8.088	21,209
	2009	$8.088	$9.504	20,079
	2010	$9.504	$10.013	17,439
	2011	$10.013	$11.452	16,980
	2012	$11.452	$13.392	17,188
	2013	$13.392	$15.559	16,730
	2014	$15.559	$16.471	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$9.115	$9.686	729
	2007	$9.686	$11.419	729
	2008	$11.419	$5.754	728
	2009	$5.754	$9.607	0
	2010	$9.607	$11.930	0
	2011	$11.930	$10.893	0
	2012	$10.893	$12.004	0
	2013	$12.004	$12.758	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.877	$12.673	8,270
	2007	$12.673	$14.433	8,084
	2008	$14.433	$8.148	8,082
	2009	$8.148	$10.254	4,838
	2010	$10.254	$10.834	3,127
	2011	$10.834	$9.646	2,820
	2012	$9.646	$11.263	2,820
	2013	$11.263	$14.149	813
	2014	$14.149	$12.668	729
	2015	$12.668	$11.836	485

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.769	$10.243	1,414
	2007	$10.243	$11.816	617
	2008	$11.816	$6.539	617
	2009	$6.539	$6.252	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.682	$13.208	20,068
	2007	$13.208	$13.792	15,423
	2008	$13.792	$12.377	12,465
	2009	$12.377	$14.948	10,540
	2010	$14.948	$16.095	7,931
	2011	$16.095	$16.653	7,315
	2012	$16.653	$18.720	3,633
	2013	$18.720	$18.635	5,217
	2014	$18.635	$19.791	4,472
	2015	$19.791	$19.092	2,746

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.900	$11.200	13,956
	2007	$11.200	$11.360	11,715
	2008	$11.360	$9.524	9,530
	2009	$9.524	$9.925	10,148
	2010	$9.925	$10.010	7,402
	2011	$10.010	$10.134	6,990
	2012	$10.134	$10.318	7,254
	2013	$10.318	$10.207	8,229
	2014	$10.207	$10.171	8,321
	2015	$10.171	$10.005	4,238

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.223	$10.539	6,810
	2007	$10.539	$10.895	6,859
	2008	$10.895	$10.998	6,225
	2009	$10.998	$10.839	1,040
	2010	$10.839	$10.681	784
	2011	$10.681	$10.525	715
	2012	$10.525	$10.371	770
	2013	$10.371	$10.220	651
	2014	$10.220	$10.071	684
	2015	$10.071	$9.924	715

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.740	$8.972	23,587
	2007	$8.972	$10.567	16,815
	2008	$10.567	$5.453	17,707
	2009	$5.453	$9.205	13,148
	2010	$9.205	$11.587	7,740
	2011	$11.587	$10.647	7,358
	2012	$10.647	$11.788	6,503
	2013	$11.788	$17.511	4,114
	2014	$17.511	$18.239	3,963
	2015	$18.239	$19.516	2,042

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.427	$12.950	25,606
	2007	$12.950	$13.860	25,947
	2008	$13.860	$10.381	23,735
	2009	$10.381	$12.248	17,894
	2010	$12.248	$12.890	21,790
	2011	$12.890	$11.690	20,805
	2012	$11.690	$12.313	18,940
	2013	$12.313	$13.128	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.725	$12.249	737
	2007	$12.249	$11.340	737
	2008	$11.340	$6.849	737
	2009	$6.849	$8.761	737
	2010	$8.761	$9.873	509
	2011	$9.873	$9.277	509
	2012	$9.277	$10.889	509
	2013	$10.889	$14.557	184
	2014	$14.557	$15.883	184
	2015	$15.883	$14.472	177

Putnam VT International Equity Fund - Class IB
	2006	$10.492	$13.204	7,531
	2007	$13.204	$14.098	4,654
	2008	$14.098	$7.785	5,141
	2009	$7.785	$9.560	3,803
	2010	$9.560	$10.364	3,837
	2011	$10.364	$8.483	3,946
	2012	$8.483	$10.190	3,952
	2013	$10.190	$12.859	3,839
	2014	$12.859	$11.811	3,939
	2015	$11.811	$11.654	3,848

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.120	$16.320	0
	2007	$16.320	$14.033	0
	2008	$14.033	$8.384	0
	2009	$8.384	$10.866	0
	2010	$10.866	$13.489	0
	2011	$13.489	$12.663	0
	2012	$12.663	$14.658	0
	2013	$14.658	$20.163	0
	2014	$20.163	$20.549	0
	2015	$20.549	$19.389	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.265	$7.548	1,030
	2007	$7.548	$7.847	995
	2008	$7.847	$4.868	968
	2009	$4.868	$7.862	773
	2010	$7.862	$9.358	698
	2011	$9.358	$7.575	756
	2012	$7.575	$8.525	708
	2013	$8.525	$12.073	605
	2014	$12.073	$13.052	556
	2015	$13.052	$12.074	105

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.612	$25.151	1,240
	2007	$25.151	$34.803	1,184
	2008	$34.803	$14.874	1,278
	2009	$14.874	$24.891	572
	2010	$24.891	$29.192	587
	2011	$29.192	$23.524	236
	2012	$23.524	$27.802	346
	2013	$27.802	$27.112	346
	2014	$27.112	$25.515	346
	2015	$25.515	$22.452	268

UIF Global Infrastructure - Class I
	2014	$10.000	$17.725	16,524
	2015	$17.725	$15.062	16,387

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.564	$13.026	3,826
	2007	$13.026	$14.706	3,378
	2008	$14.706	$8.023	3,734
	2009	$8.023	$10.477	2,914
	2010	$10.477	$10.910	2,899
	2011	$10.910	$10.355	2,760
	2012	$10.355	$11.615	2,550
	2013	$11.615	$13.269	12,442
	2014	$13.269	$13.356	5,083
	2015	$13.356	$12.318	2,654

UIF Growth Portfolio, Class I
	2006	$8.708	$8.932	0
	2007	$8.932	$10.728	0
	2008	$10.728	$5.371	0
	2009	$5.371	$8.762	0
	2010	$8.762	$10.607	0
	2011	$10.607	$10.159	0
	2012	$10.159	$11.448	0
	2013	$11.448	$16.703	0
	2014	$16.703	$17.504	0
	2015	$17.504	$19.358	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.191	$15.280	1,262
	2007	$15.280	$18.466	546
	2008	$18.466	$9.685	476
	2009	$9.685	$15.046	465
	2010	$15.046	$19.616	458
	2011	$19.616	$17.952	452
	2012	$17.952	$19.224	445
	2013	$19.224	$26.043	389
	2014	$26.043	$26.165	346
	2015	$26.165	$24.260	202

UIF U.S. Real Estate Portfolio, Class I
	2006	$22.275	$30.300	990
	2007	$30.300	$24.756	315
	2008	$24.756	$15.148	346
	2009	$15.148	$19.158	1,437
	2010	$19.158	$24.532	1,269
	2011	$24.532	$25.603	311
	2012	$25.603	$29.221	262
	2013	$29.221	$29.383	269
	2014	$29.383	$37.557	258
	2015	$37.557	$37.808	174

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.42

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.353	$13.081	52,134
	2007	$13.081	$13.509	37,570
	2008	$13.509	$7.891	36,758
	2009	$7.891	$9.353	14,809
	2010	$9.353	$10.391	14,537
	2011	$10.391	$10.856	13,573
	2012	$10.856	$12.535	12,428
	2013	$12.535	$16.617	11,236
	2014	$16.617	$17.887	5,625
	2015	$17.887	$17.869	6,081

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$6.987	$6.796	27,978
	2007	$6.796	$7.541	17,791
	2008	$7.541	$4.263	11,650
	2009	$4.263	$5.579	5,366
	2010	$5.579	$6.308	5,201
	2011	$6.308	$6.273	2,096
	2012	$6.273	$7.017	1,843
	2013	$7.017	$9.243	1,623
	2014	$9.243	$10.283	1,670
	2015	$10.283	$11.021	2,049

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.477	$6.339	14,317
	2007	$6.339	$7.093	11,209
	2008	$7.093	$4.204	16,812
	2009	$4.204	$5.677	23,524
	2010	$5.677	$6.141	14,999
	2011	$6.141	$5.851	7,318
	2012	$5.851	$6.691	7,316
	2013	$6.691	$9.029	5,192
	2014	$9.029	$10.123	5,192
	2015	$10.123	$11.053	5,948

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.888	$11.728	1,462
	2007	$11.728	$11.864	1,479
	2008	$11.864	$8.953	2,799
	2009	$8.953	$12.583	3,399
	2010	$12.583	$14.037	4,275
	2011	$14.037	$14.456	3,132
	2012	$14.456	$16.453	4,242
	2013	$16.453	$17.473	2,444
	2014	$17.473	$17.206	1,787
	2015	$17.206	$15.400	1,857

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.254	$13.106	19,241
	2007	$13.106	$13.392	15,465
	2008	$13.392	$9.278	13,565
	2009	$9.278	$12.391	14,143
	2010	$12.391	$13.751	20,090
	2011	$13.751	$13.867	5,942
	2012	$13.867	$15.385	6,006
	2013	$15.385	$17.266	5,603
	2014	$17.266	$17.790	4,391
	2015	$17.790	$16.286	3,187

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.930	$13.911	27,846
	2007	$13.911	$14.176	26,279
	2008	$14.176	$8.781	22,201
	2009	$8.781	$10.901	24,332
	2010	$10.901	$11.939	25,381
	2011	$11.939	$11.637	19,840
	2012	$11.637	$13.093	19,125
	2013	$13.093	$16.540	8,266
	2014	$16.540	$17.451	8,020
	2015	$17.451	$16.339	6,822

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.339	$13.065	17,519
	2007	$13.065	$12.560	28,261
	2008	$12.560	$8.286	26,621
	2009	$8.286	$10.541	13,923
	2010	$10.541	$13.312	14,376
	2011	$13.312	$12.618	14,826
	2012	$12.618	$14.713	14,473
	2013	$14.713	$19.742	9,302
	2014	$19.742	$19.555	6,815
	2015	$19.555	$17.837	3,390

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.505	$14.958	24,011
	2007	$14.958	$17.008	29,948
	2008	$17.008	$9.988	28,213
	2009	$9.988	$13.481	15,196
	2010	$13.481	$14.394	18,519
	2011	$14.394	$12.669	16,494
	2012	$12.669	$14.753	17,254
	2013	$14.753	$17.868	7,039
	2014	$17.868	$15.639	5,055
	2015	$15.639	$14.403	5,042

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.121	$5.188	94,371
	2007	$5.188	$5.976	84,339
	2008	$5.976	$3.002	76,746
	2009	$3.002	$4.911	57,500
	2010	$4.911	$5.797	55,040
	2011	$5.797	$5.357	28,899
	2012	$5.357	$6.000	30,430
	2013	$6.000	$8.282	22,030
	2014	$8.282	$8.845	6,651
	2015	$8.845	$9.148	6,446

Invesco V.I. American Value Fund - Series I
	2006	$12.026	$14.297	62,775
	2007	$14.297	$15.185	65,728
	2008	$15.185	$8.781	53,200
	2009	$8.781	$12.039	30,741
	2010	$12.039	$14.495	30,353
	2011	$14.495	$14.408	27,514
	2012	$14.408	$16.646	29,594
	2013	$16.646	$22.013	15,154
	2014	$22.013	$23.795	14,314
	2015	$23.795	$21.297	12,743

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.691	$7.005	20,083
	2007	$7.005	$7.728	10,367
	2008	$7.728	$4.377	8,207
	2009	$4.377	$5.220	9,085
	2010	$5.220	$5.937	9,054
	2011	$5.937	$5.385	8,873
	2012	$5.385	$6.187	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.394	$14.195	85,371
	2007	$14.195	$13.694	79,601
	2008	$13.694	$8.676	61,204
	2009	$8.676	$11.005	39,761
	2010	$11.005	$12.571	37,080
	2011	$12.571	$12.154	34,394
	2012	$12.154	$14.272	33,106
	2013	$14.272	$19.114	20,099
	2014	$19.114	$20.592	13,821
	2015	$20.592	$19.068	10,643

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.804	5,693
	2007	$10.804	$11.503	5,461
	2008	$11.503	$7.916	2,527
	2009	$7.916	$10.003	1,261
	2010	$10.003	$10.793	909
	2011	$10.793	$10.624	793
	2012	$10.624	$11.916	2,991
	2013	$11.916	$15.169	2,645
	2014	$15.169	$16.157	2,505
	2015	$16.157	$14.995	2,508

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.277	$12.340	229,748
	2007	$12.340	$12.666	145,445
	2008	$12.666	$7.940	136,325
	2009	$7.940	$9.721	117,149
	2010	$9.721	$10.578	108,381
	2011	$10.578	$10.440	82,654
	2012	$10.440	$12.207	80,692
	2013	$12.207	$15.755	71,587
	2014	$15.755	$17.508	66,370
	2015	$17.508	$17.600	43,631

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.862	15,974
	2012	$13.862	$15.369	15,873
	2013	$15.369	$18.949	2,849
	2014	$18.949	$20.350	2,848
	2015	$20.350	$19.583	1,620

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.969	35,133
	2012	$9.969	$11.168	34,563
	2013	$11.168	$13.475	32,540
	2014	$13.475	$13.363	20,965
	2015	$13.363	$12.974	15,836

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.192	$14.644	108,877
	2007	$14.644	$15.434	83,752
	2008	$15.434	$8.978	69,387
	2009	$8.978	$10.297	46,562
	2010	$10.297	$11.365	41,938
	2011	$11.365	$12.278	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$9.077	6,209
	2014	$9.077	$9.094	6,146
	2015	$9.094	$8.673	5,019

Invesco V.I. High Yield Securities Fund - Series I
	2006	$5.679	$6.113	32,294
	2007	$6.113	$6.271	27,562
	2008	$6.271	$4.748	21,347
	2009	$4.748	$6.760	10,483
	2010	$6.760	$7.339	11,519
	2011	$7.339	$7.372	9,759
	2012	$7.372	$8.630	10,963
	2013	$8.630	$8.937	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.604	$14.178	27,742
	2007	$14.178	$14.411	20,535
	2008	$14.411	$10.462	16,969
	2009	$10.462	$12.897	16,348
	2010	$12.897	$14.274	15,959
	2011	$14.274	$15.210	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.475	$12.572	13,121
	2007	$12.572	$13.564	9,875
	2008	$13.564	$9.549	8,573
	2009	$9.549	$12.247	9,855
	2010	$12.247	$13.764	9,441
	2011	$13.764	$12.692	3,629
	2012	$12.692	$13.870	3,210
	2013	$13.870	$17.597	3,156
	2014	$17.597	$18.100	362
	2015	$18.100	$17.109	360

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.187	$12.595	4,837
	2007	$12.595	$14.587	4,045
	2008	$14.587	$7.638	4,036
	2009	$7.638	$11.764	4,057
	2010	$11.764	$14.746	4,033
	2011	$14.746	$13.165	4,868
	2012	$13.165	$14.473	3,990
	2013	$14.473	$19.473	4,777
	2014	$19.473	$20.654	2,526
	2015	$20.654	$20.554	2,901

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.356	$9.511	40,201
	2007	$9.511	$9.856	34,160
	2008	$9.856	$6.109	24,877
	2009	$6.109	$7.602	23,261
	2010	$7.602	$8.601	19,706
	2011	$8.601	$8.628	18,417
	2012	$8.628	$9.828	24,689
	2013	$9.828	$12.769	19,631
	2014	$12.769	$14.251	26,542
	2015	$14.251	$14.181	24,772

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.724	$10.339	93,096
	2007	$10.339	$12.253	79,705
	2008	$12.253	$8.053	60,324
	2009	$8.053	$9.459	42,785
	2010	$9.459	$9.962	33,254
	2011	$9.962	$11.389	32,102
	2012	$11.389	$13.313	31,790
	2013	$13.313	$15.460	24,251
	2014	$15.460	$16.365	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.694	$9.235	19,378
	2007	$9.235	$10.883	18,544
	2008	$10.883	$5.481	19,585
	2009	$5.481	$9.149	11,547
	2010	$9.149	$11.356	10,969
	2011	$11.356	$10.365	11,936
	2012	$10.365	$11.418	11,495
	2013	$11.418	$12.133	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$8.715	$11.177	67,849
	2007	$11.177	$12.724	65,513
	2008	$12.724	$7.180	63,916
	2009	$7.180	$9.033	53,287
	2010	$9.033	$9.540	48,852
	2011	$9.540	$8.490	43,343
	2012	$8.490	$9.909	41,097
	2013	$9.909	$12.444	36,292
	2014	$12.444	$11.137	36,297
	2015	$11.137	$10.401	20,516

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.468	$8.720	1,341
	2007	$8.720	$10.055	1,302
	2008	$10.055	$5.562	3,779
	2009	$5.562	$5.318	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$13.592	$14.150	65,971
	2007	$14.150	$14.770	64,761
	2008	$14.770	$13.249	43,751
	2009	$13.249	$15.995	39,114
	2010	$15.995	$17.215	46,450
	2011	$17.215	$17.805	37,778
	2012	$17.805	$20.008	37,457
	2013	$20.008	$19.908	21,271
	2014	$19.908	$21.134	18,318
	2015	$21.134	$20.380	17,234

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$11.210	$11.514	23,734
	2007	$11.514	$11.674	18,251
	2008	$11.674	$9.783	10,111
	2009	$9.783	$10.191	9,337
	2010	$10.191	$10.274	8,419
	2011	$10.274	$10.398	8,247
	2012	$10.398	$10.582	8,148
	2013	$10.582	$10.464	6,543
	2014	$10.464	$10.422	6,578
	2015	$10.422	$10.249	6,096

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.457	$10.775	52,665
	2007	$10.775	$11.135	46,208
	2008	$11.135	$11.235	70,987
	2009	$11.235	$11.069	54,675
	2010	$11.069	$10.903	22,345
	2011	$10.903	$10.740	36,182
	2012	$10.740	$10.578	24,351
	2013	$10.578	$10.420	27,301
	2014	$10.420	$10.264	7,761
	2015	$10.264	$10.110	15,876

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.207	$8.422	188,461
	2007	$8.422	$9.915	165,865
	2008	$9.915	$5.114	149,256
	2009	$5.114	$8.630	138,592
	2010	$8.630	$10.859	127,972
	2011	$10.859	$9.974	90,419
	2012	$9.974	$11.039	81,022
	2013	$11.039	$16.391	86,844
	2014	$16.391	$17.065	95,737
	2015	$17.065	$18.253	93,117

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.238	$12.731	111,525
	2007	$12.731	$13.621	99,969
	2008	$13.621	$10.198	89,673
	2009	$10.198	$12.027	89,342
	2010	$12.027	$12.652	83,125
	2011	$12.652	$11.470	68,869
	2012	$11.470	$12.076	63,538
	2013	$12.076	$12.874	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.047	$12.612	21,435
	2007	$12.612	$11.670	17,489
	2008	$11.670	$7.046	6,035
	2009	$7.046	$9.009	2,157
	2010	$9.009	$10.149	2,106
	2011	$10.149	$9.532	1,847
	2012	$9.532	$11.185	1,803
	2013	$11.185	$14.946	1,803
	2014	$14.946	$16.301	1,803
	2015	$16.301	$14.846	1,803

Putnam VT International Equity Fund - Class IB
	2006	$9.142	$11.500	24,109
	2007	$11.500	$12.273	30,068
	2008	$12.273	$6.775	27,932
	2009	$6.775	$8.317	10,428
	2010	$8.317	$9.013	6,185
	2011	$9.013	$7.374	3,410
	2012	$7.374	$8.854	3,378
	2013	$8.854	$11.168	3,237
	2014	$11.168	$10.254	3,219
	2015	$10.254	$10.113	3,191

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.099	$16.289	701
	2007	$16.289	$14.002	701
	2008	$14.002	$8.362	462
	2009	$8.362	$10.833	462
	2010	$10.833	$13.442	0
	2011	$13.442	$12.614	0
	2012	$12.614	$14.596	0
	2013	$14.596	$20.069	784
	2014	$20.069	$20.445	827
	2015	$20.445	$19.283	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.940	$6.169	28,932
	2007	$6.169	$6.411	18,038
	2008	$6.411	$3.976	18,028
	2009	$3.976	$6.418	16,727
	2010	$6.418	$7.636	19,239
	2011	$7.636	$6.178	19,540
	2012	$6.178	$6.951	17,538
	2013	$6.951	$9.839	8,406
	2014	$9.839	$10.633	862
	2015	$10.633	$9.832	862

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.424	$16.782	72,527
	2007	$16.782	$23.213	79,423
	2008	$23.213	$9.917	98,099
	2009	$9.917	$16.589	83,470
	2010	$16.589	$19.447	85,822
	2011	$19.447	$15.665	83,849
	2012	$15.665	$18.506	83,051
	2013	$18.506	$18.040	55,412
	2014	$18.040	$16.970	34,321
	2015	$16.970	$14.927	18,678

UIF Global Infrastructure - Class I
	2014	$10.000	$17.606	20,810
	2015	$17.606	$14.955	12,556

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.350	$11.524	24,810
	2007	$11.524	$13.005	15,779
	2008	$13.005	$7.093	14,800
	2009	$7.093	$9.258	10,374
	2010	$9.258	$9.637	10,039
	2011	$9.637	$9.142	7,523
	2012	$9.142	$10.251	7,521
	2013	$10.251	$11.706	69,388
	2014	$11.706	$11.778	63,382
	2015	$11.778	$10.858	51,981

UIF Growth Portfolio, Class I
	2006	$7.362	$7.549	34,992
	2007	$7.549	$9.063	20,902
	2008	$9.063	$4.536	17,816
	2009	$4.536	$7.396	18,118
	2010	$7.396	$8.950	16,151
	2011	$8.950	$8.568	15,832
	2012	$8.568	$9.652	15,489
	2013	$9.652	$14.077	4,618
	2014	$14.077	$14.746	4,594
	2015	$14.746	$16.301	5,095

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.170	$15.251	11,272
	2007	$15.251	$18.424	22,203
	2008	$18.424	$9.660	17,496
	2009	$9.660	$15.000	5,524
	2010	$15.000	$19.548	5,116
	2011	$19.548	$17.882	4,239
	2012	$17.882	$19.143	3,829
	2013	$19.143	$25.922	2,493
	2014	$25.922	$26.033	2,513
	2015	$26.033	$24.128	1,847

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.482	$34.647	13,944
	2007	$34.647	$28.297	7,396
	2008	$28.297	$17.308	6,196
	2009	$17.308	$21.880	3,402
	2010	$21.880	$28.007	4,056
	2011	$28.007	$29.218	3,670
	2012	$29.218	$33.334	3,844
	2013	$33.334	$33.505	2,114
	2014	$33.505	$42.808	2,104
	2015	$42.808	$43.078	2,248

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

Mortality & Expense = 1.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.476	$13.220	2,849
	2007	$13.220	$13.648	1
	2008	$13.648	$7.969	1
	2009	$7.969	$9.443	0
	2010	$9.443	$10.488	0
	2011	$10.488	$10.954	0
	2012	$10.954	$12.645	0
	2013	$12.645	$16.758	0
	2014	$16.758	$18.033	0
	2015	$18.033	$18.009	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.666	$8.427	0
	2007	$8.427	$9.347	0
	2008	$9.347	$5.283	0
	2009	$5.283	$6.911	0
	2010	$6.911	$7.812	0
	2011	$7.812	$7.767	0
	2012	$7.767	$8.685	0
	2013	$8.685	$11.436	0
	2014	$11.436	$12.720	0
	2015	$12.720	$13.628	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.958	$7.786	0
	2007	$7.786	$8.709	0
	2008	$8.709	$5.160	0
	2009	$5.160	$6.967	0
	2010	$6.967	$7.534	0
	2011	$7.534	$7.175	0
	2012	$7.175	$8.204	0
	2013	$8.204	$11.066	0
	2014	$11.066	$12.404	0
	2015	$12.404	$13.539	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.882	$11.719	0
	2007	$11.719	$11.851	0
	2008	$11.851	$8.941	0
	2009	$8.941	$12.562	0
	2010	$12.562	$14.009	0
	2011	$14.009	$14.423	0
	2012	$14.423	$16.410	0
	2013	$16.410	$17.423	0
	2014	$17.423	$17.151	0
	2015	$17.151	$15.346	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.248	$13.095	740
	2007	$13.095	$13.377	739
	2008	$13.377	$9.265	739
	2009	$9.265	$12.370	738
	2010	$12.370	$13.723	738
	2011	$13.723	$13.835	737
	2012	$13.835	$15.345	737
	2013	$15.345	$17.215	736
	2014	$17.215	$17.733	736
	2015	$17.733	$16.228	736

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.924	$13.899	1,065
	2007	$13.899	$14.161	1,064
	2008	$14.161	$8.769	1,063
	2009	$8.769	$10.883	1,062
	2010	$10.883	$11.915	1,062
	2011	$11.915	$11.610	1,061
	2012	$11.610	$13.059	1,060
	2013	$13.059	$16.492	1,060
	2014	$16.492	$17.395	1,059
	2015	$17.395	$16.282	1,059

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.336	$13.058	192
	2007	$13.058	$12.550	192
	2008	$12.550	$8.277	192
	2009	$8.277	$10.526	192
	2010	$10.526	$13.289	192
	2011	$13.289	$12.593	192
	2012	$12.593	$14.679	192
	2013	$14.679	$19.691	191
	2014	$19.691	$19.498	191
	2015	$19.498	$17.780	191

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.498	$14.946	310
	2007	$14.946	$16.989	305
	2008	$16.989	$9.973	305
	2009	$9.973	$13.457	0
	2010	$13.457	$14.365	1,345
	2011	$14.365	$12.640	1,345
	2012	$12.640	$14.714	1,345
	2013	$14.714	$17.816	0
	2014	$17.816	$15.589	0
	2015	$15.589	$14.352	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.195	$6.274	3,220
	2007	$6.274	$7.225	0
	2008	$7.225	$3.629	0
	2009	$3.629	$5.934	0
	2010	$5.934	$7.002	0
	2011	$7.002	$6.468	0
	2012	$6.468	$7.243	0
	2013	$7.243	$9.994	0
	2014	$9.994	$10.671	0
	2015	$10.671	$11.033	0

Invesco V.I. American Value Fund - Series I
	2006	$12.124	$14.409	2,490
	2007	$14.409	$15.300	533
	2008	$15.300	$8.844	533
	2009	$8.844	$12.122	532
	2010	$12.122	$14.591	532
	2011	$14.591	$14.499	531
	2012	$14.499	$16.746	531
	2013	$16.746	$22.139	531
	2014	$22.139	$23.924	530
	2015	$23.924	$21.406	530

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.988	$8.361	0
	2007	$8.361	$9.220	0
	2008	$9.220	$5.221	0
	2009	$5.221	$6.224	0
	2010	$6.224	$7.077	0
	2011	$7.077	$6.417	0
	2012	$6.417	$7.372	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.380	$14.175	8,963
	2007	$14.175	$13.671	8,952
	2008	$13.671	$8.659	8,950
	2009	$8.659	$10.980	8,352
	2010	$10.980	$12.538	8,350
	2011	$12.538	$12.118	8,349
	2012	$12.118	$14.226	0
	2013	$14.226	$19.047	0
	2014	$19.047	$20.514	0
	2015	$20.514	$18.990	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.802	0
	2007	$10.802	$11.497	0
	2008	$11.497	$7.909	0
	2009	$7.909	$9.992	0
	2010	$9.992	$10.778	0
	2011	$10.778	$10.606	0
	2012	$10.606	$11.892	0
	2013	$11.892	$15.134	0
	2014	$15.134	$16.115	0
	2015	$16.115	$14.952	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.058	$12.096	10,598
	2007	$12.096	$12.412	4,911
	2008	$12.412	$7.779	2,501
	2009	$7.779	$9.520	2,365
	2010	$9.520	$10.357	441
	2011	$10.357	$10.219	441
	2012	$10.219	$11.945	0
	2013	$11.945	$15.412	0
	2014	$15.412	$17.121	3,963
	2015	$17.121	$17.206	0

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.149	0
	2012	$14.149	$15.682	0
	2013	$15.682	$19.330	0
	2014	$19.330	$20.752	0
	2015	$20.752	$19.964	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.318	0
	2012	$10.318	$11.556	0
	2013	$11.556	$13.939	0
	2014	$13.939	$13.819	0
	2015	$13.819	$13.413	0

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.642	$15.180	2,054
	2007	$15.180	$15.995	2,048
	2008	$15.995	$9.301	296
	2009	$9.301	$10.664	0
	2010	$10.664	$11.767	0
	2011	$11.767	$12.711	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.420	917
	2014	$12.420	$12.440	0
	2015	$12.440	$11.861	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.789	$8.382	681
	2007	$8.382	$8.597	680
	2008	$8.597	$6.507	679
	2009	$6.507	$9.261	678
	2010	$9.261	$10.051	1,627
	2011	$10.051	$10.093	1,626
	2012	$10.093	$11.812	949
	2013	$11.812	$12.232	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.888	$14.493	237
	2007	$14.493	$14.727	0
	2008	$14.727	$10.688	0
	2009	$10.688	$13.172	0
	2010	$13.172	$14.574	0
	2011	$14.574	$15.528	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.468	$12.562	197
	2007	$12.562	$13.549	197
	2008	$13.549	$9.535	197
	2009	$9.535	$12.225	197
	2010	$12.225	$13.736	197
	2011	$13.736	$12.663	196
	2012	$12.663	$13.833	196
	2013	$13.833	$17.545	196
	2014	$17.545	$18.042	196
	2015	$18.042	$17.048	196

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.179	$12.583	0
	2007	$12.583	$14.569	0
	2008	$14.569	$7.626	0
	2009	$7.626	$11.742	0
	2010	$11.742	$14.714	0
	2011	$14.714	$13.132	0
	2012	$13.132	$14.433	0
	2013	$14.433	$19.413	0
	2014	$19.413	$20.585	0
	2015	$20.585	$20.479	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.295	$10.576	11,965
	2007	$10.576	$10.957	10,072
	2008	$10.957	$6.789	10,067
	2009	$6.789	$8.446	2,254
	2010	$8.446	$9.553	8,520
	2011	$9.553	$9.580	8,519
	2012	$9.580	$10.910	8,517
	2013	$10.910	$14.169	9,909
	2014	$14.169	$15.810	16,195
	2015	$15.810	$15.727	15,437

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.721	$10.332	6,810
	2007	$10.332	$12.242	77
	2008	$12.242	$8.043	76
	2009	$8.043	$9.444	0
	2010	$9.444	$9.943	0
	2011	$9.943	$11.364	0
	2012	$11.364	$13.280	0
	2013	$13.280	$15.417	0
	2014	$15.417	$16.318	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$9.083	$9.645	12,018
	2007	$9.645	$11.363	3,394
	2008	$11.363	$5.722	3,393
	2009	$5.722	$9.547	3,392
	2010	$9.547	$11.846	0
	2011	$11.846	$10.809	0
	2012	$10.809	$11.904	0
	2013	$11.904	$12.648	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.842	$12.619	7,008
	2007	$12.619	$14.362	4,079
	2008	$14.362	$8.102	3,548
	2009	$8.102	$10.190	3,547
	2010	$10.190	$10.758	0
	2011	$10.758	$9.571	0
	2012	$9.571	$11.168	0
	2013	$11.168	$14.021	0
	2014	$14.021	$12.544	0
	2015	$12.544	$11.712	0

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.738	$10.200	0
	2007	$10.200	$11.758	0
	2008	$11.758	$6.502	0
	2009	$6.502	$6.216	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.638	$13.152	11,360
	2007	$13.152	$13.724	8,483
	2008	$13.724	$12.307	8,482
	2009	$12.307	$14.854	0
	2010	$14.854	$15.982	2,916
	2011	$15.982	$16.525	2,915
	2012	$16.525	$18.563	12,876
	2013	$18.563	$18.466	12,776
	2014	$18.466	$19.597	0
	2015	$19.597	$18.892	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.862	$11.153	0
	2007	$11.153	$11.304	0
	2008	$11.304	$9.471	0
	2009	$9.471	$9.862	0
	2010	$9.862	$9.939	0
	2011	$9.939	$10.056	0
	2012	$10.056	$10.232	0
	2013	$10.232	$10.114	0
	2014	$10.114	$10.071	0
	2015	$10.071	$9.901	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.187	$10.494	11,352
	2007	$10.494	$10.841	49
	2008	$10.841	$10.936	49
	2009	$10.936	$10.771	49
	2010	$10.771	$10.606	0
	2011	$10.606	$10.444	0
	2012	$10.444	$10.284	0
	2013	$10.284	$10.127	0
	2014	$10.127	$9.972	0
	2015	$9.972	$9.820	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.709	$8.934	14,913
	2007	$8.934	$10.515	8,669
	2008	$10.515	$5.422	8,174
	2009	$5.422	$9.147	5,330
	2010	$9.147	$11.506	0
	2011	$11.506	$10.565	0
	2012	$10.565	$11.689	0
	2013	$11.689	$17.352	0
	2014	$17.352	$18.060	3,538
	2015	$18.060	$19.312	3,537

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.386	$12.895	4,023
	2007	$12.895	$13.792	3,067
	2008	$13.792	$10.323	714
	2009	$10.323	$12.170	0
	2010	$12.170	$12.800	0
	2011	$12.800	$11.600	0
	2012	$11.600	$12.210	0
	2013	$12.210	$13.015	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.687	$12.198	0
	2007	$12.198	$11.284	0
	2008	$11.284	$6.811	0
	2009	$6.811	$8.705	0
	2010	$8.705	$9.804	0
	2011	$9.804	$9.205	0
	2012	$9.205	$10.798	0
	2013	$10.798	$14.425	0
	2014	$14.425	$15.728	0
	2015	$15.728	$14.320	0

Putnam VT International Equity Fund - Class IB
	2006	$10.455	$13.148	2,274
	2007	$13.148	$14.028	977
	2008	$14.028	$7.742	977
	2009	$7.742	$9.500	976
	2010	$9.500	$10.292	975
	2011	$10.292	$8.418	975
	2012	$8.418	$10.104	974
	2013	$10.104	$12.742	973
	2014	$12.742	$11.695	973
	2015	$11.695	$11.532	972

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.084	$16.266	0
	2007	$16.266	$13.978	0
	2008	$13.978	$8.345	0
	2009	$8.345	$10.808	0
	2010	$10.808	$13.407	0
	2011	$13.407	$12.577	0
	2012	$12.577	$14.549	0
	2013	$14.549	$19.999	0
	2014	$19.999	$20.368	0
	2015	$20.368	$19.204	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.240	$7.516	0
	2007	$7.516	$7.808	0
	2008	$7.808	$4.841	0
	2009	$4.841	$7.812	0
	2010	$7.812	$9.292	0
	2011	$9.292	$7.516	0
	2012	$7.516	$8.453	0
	2013	$8.453	$11.963	0
	2014	$11.963	$12.924	0
	2015	$12.924	$11.947	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.547	$25.045	0
	2007	$25.045	$34.633	0
	2008	$34.633	$14.790	0
	2009	$14.790	$24.735	0
	2010	$24.735	$28.988	995
	2011	$28.988	$23.343	995
	2012	$23.343	$27.569	995
	2013	$27.569	$26.866	961
	2014	$26.866	$25.265	0
	2015	$25.265	$22.217	0

UIF Global Infrastructure - Class I
	2014	$10.000	$17.552	0
	2015	$17.552	$14.905	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.527	$12.971	6,952
	2007	$12.971	$14.634	6,951
	2008	$14.634	$7.978	6,949
	2009	$7.978	$10.411	6,948
	2010	$10.411	$10.834	6,947
	2011	$10.834	$10.275	0
	2012	$10.275	$11.517	0
	2013	$11.517	$13.148	0
	2014	$13.148	$13.225	0
	2015	$13.225	$12.189	0

UIF Growth Portfolio, Class I
	2006	$8.677	$8.895	10,820
	2007	$8.895	$10.676	10,817
	2008	$10.676	$5.341	10,812
	2009	$5.341	$8.706	10,809
	2010	$8.706	$10.532	10,806
	2011	$10.532	$10.080	0
	2012	$10.080	$11.352	0
	2013	$11.352	$16.551	0
	2014	$16.551	$17.333	0
	2015	$17.333	$19.155	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.154	$15.230	1,682
	2007	$15.230	$18.393	1,681
	2008	$18.393	$9.640	1,680
	2009	$9.640	$14.965	1,679
	2010	$14.965	$19.497	546
	2011	$19.497	$17.831	4,140
	2012	$17.831	$19.081	0
	2013	$19.081	$25.831	0
	2014	$25.831	$25.934	2,419
	2015	$25.934	$24.029	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$22.197	$30.172	330
	2007	$30.172	$24.635	136
	2008	$24.635	$15.063	136
	2009	$15.063	$19.037	136
	2010	$19.037	$24.360	538
	2011	$24.360	$25.406	537
	2012	$25.406	$28.976	402
	2013	$28.976	$29.116	388
	2014	$29.116	$37.190	0
	2015	$37.190	$37.413	3,555

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.48

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.998	$12.665	0
	2007	$12.665	$13.071	0
	2008	$13.071	$7.630	0
	2009	$7.630	$9.039	0
	2010	$9.039	$10.036	0
	2011	$10.036	$10.479	0
	2012	$10.479	$12.093	0
	2013	$12.093	$16.021	0
	2014	$16.021	$17.235	0
	2015	$17.235	$17.207	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.722	$7.507	0
	2007	$7.507	$8.325	0
	2008	$8.325	$4.703	0
	2009	$4.703	$6.151	0
	2010	$6.151	$6.951	327
	2011	$6.951	$6.909	328
	2012	$6.909	$7.723	792
	2013	$7.723	$10.166	1,500
	2014	$10.166	$11.304	0
	2015	$11.304	$12.108	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.160	$7.003	0
	2007	$7.003	$7.831	0
	2008	$7.831	$4.638	0
	2009	$4.638	$6.260	0
	2010	$6.260	$6.768	337
	2011	$6.768	$6.444	345
	2012	$6.444	$7.365	845
	2013	$7.365	$9.932	1,553
	2014	$9.932	$11.129	0
	2015	$11.129	$12.144	0

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.877	$11.709	0
	2007	$11.709	$11.838	0
	2008	$11.838	$8.928	0
	2009	$8.928	$12.541	0
	2010	$12.541	$13.981	0
	2011	$13.981	$14.390	0
	2012	$14.390	$16.368	0
	2013	$16.368	$17.372	0
	2014	$17.372	$17.096	0
	2015	$17.096	$15.293	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.242	$13.085	0
	2007	$13.085	$13.362	0
	2008	$13.362	$9.252	0
	2009	$9.252	$12.349	0
	2010	$12.349	$13.696	0
	2011	$13.696	$13.803	0
	2012	$13.803	$15.305	0
	2013	$15.305	$17.165	0
	2014	$17.165	$17.676	0
	2015	$17.676	$16.172	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.918	$13.888	0
	2007	$13.888	$14.145	0
	2008	$14.145	$8.756	0
	2009	$8.756	$10.864	0
	2010	$10.864	$11.891	0
	2011	$11.891	$11.583	0
	2012	$11.583	$13.025	0
	2013	$13.025	$16.444	0
	2014	$16.444	$17.339	0
	2015	$17.339	$16.225	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.334	$13.052	70
	2007	$13.052	$12.540	0
	2008	$12.540	$8.268	0
	2009	$8.268	$10.511	0
	2010	$10.511	$13.266	0
	2011	$13.266	$12.568	0
	2012	$12.568	$14.645	0
	2013	$14.645	$19.639	0
	2014	$19.639	$19.442	0
	2015	$19.442	$17.723	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.492	$14.934	0
	2007	$14.934	$16.970	0
	2008	$16.970	$9.959	0
	2009	$9.959	$13.434	0
	2010	$13.434	$14.336	0
	2011	$14.336	$12.611	0
	2012	$12.611	$14.676	0
	2013	$14.676	$17.764	0
	2014	$17.764	$15.539	0
	2015	$15.539	$14.302	0

Invesco V.I. American Franchise Fund - Series I
	2006	$5.101	$5.164	0
	2007	$5.164	$5.945	0
	2008	$5.945	$2.985	0
	2009	$2.985	$4.880	0
	2010	$4.880	$5.757	397
	2011	$5.757	$5.316	396
	2012	$5.316	$5.951	0
	2013	$5.951	$8.210	0
	2014	$8.210	$8.763	0
	2015	$8.763	$9.057	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$11.537	$13.707	918
	2007	$13.707	$14.550	918
	2008	$14.550	$8.408	0
	2009	$8.408	$11.521	0
	2010	$11.521	$13.863	0
	2011	$13.863	$13.772	0
	2012	$13.772	$15.902	0
	2013	$15.902	$21.016	0
	2014	$21.016	$22.704	0
	2015	$22.704	$20.308	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.639	$6.947	908
	2007	$6.947	$7.659	541
	2008	$7.659	$4.336	0
	2009	$4.336	$5.167	0
	2010	$5.167	$5.874	0
	2011	$5.874	$5.325	0
	2012	$5.325	$6.116	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.367	$14.156	2,251
	2007	$14.156	$13.648	2,072
	2008	$13.648	$8.642	579
	2009	$8.642	$10.954	534
	2010	$10.954	$12.506	180
	2011	$12.506	$12.083	185
	2012	$12.083	$14.181	0
	2013	$14.181	$18.980	0
	2014	$18.980	$20.436	0
	2015	$20.436	$18.912	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.800	0
	2007	$10.800	$11.491	0
	2008	$11.491	$7.903	0
	2009	$7.903	$9.981	0
	2010	$9.981	$10.763	200
	2011	$10.763	$10.588	212
	2012	$10.588	$11.868	0
	2013	$11.868	$15.099	0
	2014	$15.099	$16.073	957
	2015	$16.073	$14.908	0

Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.966	$11.992	2,466
	2007	$11.992	$12.302	2,466
	2008	$12.302	$7.707	1,807
	2009	$7.707	$9.430	1,807
	2010	$9.430	$10.255	1,806
	2011	$10.255	$10.115	1,806
	2012	$10.115	$11.821	1,806
	2013	$11.821	$15.247	881
	2014	$15.247	$16.933	881
	2015	$16.933	$17.012	881

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.755	0
	2012	$13.755	$15.241	0
	2013	$15.241	$18.781	0
	2014	$18.781	$20.157	0
	2015	$20.157	$19.385	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.249	735
	2012	$10.249	$11.475	735
	2013	$11.475	$13.837	735
	2014	$13.837	$13.714	735
	2015	$13.714	$13.307	735

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.580	$15.100	2,891
	2007	$15.100	$15.906	2,891
	2008	$15.906	$9.247	735
	2009	$9.247	$10.599	735
	2010	$10.599	$11.692	735
	2011	$11.692	$12.628	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.837	0
	2014	$10.837	$10.852	0
	2015	$10.852	$10.343	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$6.813	$7.329	1,883
	2007	$7.329	$7.515	594
	2008	$7.515	$5.686	594
	2009	$5.686	$8.091	593
	2010	$8.091	$8.778	593
	2011	$8.778	$8.813	593
	2012	$8.813	$10.310	593
	2013	$10.310	$10.675	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.552	$14.111	0
	2007	$14.111	$14.334	0
	2008	$14.334	$10.400	0
	2009	$10.400	$12.813	0
	2010	$12.813	$14.173	0
	2011	$14.173	$15.099	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.462	$12.552	73
	2007	$12.552	$13.534	0
	2008	$13.534	$9.522	0
	2009	$9.522	$12.205	0
	2010	$12.205	$13.709	158
	2011	$13.709	$12.634	168
	2012	$12.634	$13.797	0
	2013	$13.797	$17.494	0
	2014	$17.494	$17.984	848
	2015	$17.984	$16.989	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.173	$12.573	0
	2007	$12.573	$14.552	0
	2008	$14.552	$7.615	0
	2009	$7.615	$11.722	0
	2010	$11.722	$14.685	161
	2011	$14.685	$13.102	155
	2012	$13.102	$14.396	0
	2013	$14.396	$19.357	0
	2014	$19.357	$20.519	0
	2015	$20.519	$20.408	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.568	$9.746	0
	2007	$9.746	$10.095	0
	2008	$10.095	$6.253	0
	2009	$6.253	$7.776	0
	2010	$7.776	$8.793	0
	2011	$8.793	$8.815	0
	2012	$8.815	$10.036	0
	2013	$10.036	$13.031	0
	2014	$13.031	$14.535	0
	2015	$14.535	$14.454	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.608	$10.195	0
	2007	$10.195	$12.076	0
	2008	$12.076	$7.931	0
	2009	$7.931	$9.311	0
	2010	$9.311	$9.800	0
	2011	$9.800	$11.197	0
	2012	$11.197	$13.080	0
	2013	$13.080	$15.181	0
	2014	$15.181	$16.066	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.247	$8.755	0
	2007	$8.755	$10.311	0
	2008	$10.311	$5.190	0
	2009	$5.190	$8.657	0
	2010	$8.657	$10.740	0
	2011	$10.740	$9.797	0
	2012	$9.797	$10.785	0
	2013	$10.785	$11.458	0

Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.762	$12.512	2,473
	2007	$12.512	$14.235	1,531
	2008	$14.235	$8.029	1,523
	2009	$8.029	$10.094	1,542
	2010	$10.094	$10.654	1,156
	2011	$10.654	$9.476	1,156
	2012	$9.476	$11.053	1,156
	2013	$11.053	$13.872	0
	2014	$13.872	$12.407	0
	2015	$12.407	$11.581	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.002	$9.339	954
	2007	$9.339	$10.762	954
	2008	$10.762	$5.950	0
	2009	$5.950	$5.687	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$13.102	$13.632	0
	2007	$13.632	$14.220	0
	2008	$14.220	$12.748	0
	2009	$12.748	$15.381	0
	2010	$15.381	$16.545	0
	2011	$16.545	$17.102	0
	2012	$17.102	$19.205	0
	2013	$19.205	$19.098	0
	2014	$19.098	$20.262	0
	2015	$20.262	$19.528	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.936	$11.226	0
	2007	$11.226	$11.374	0
	2008	$11.374	$9.526	0
	2009	$9.526	$9.918	0
	2010	$9.918	$9.992	0
	2011	$9.992	$10.107	0
	2012	$10.107	$10.280	0
	2013	$10.280	$10.158	0
	2014	$10.158	$10.112	0
	2015	$10.112	$9.938	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.226	$10.530	1,100
	2007	$10.530	$10.875	505
	2008	$10.875	$10.967	505
	2009	$10.967	$10.798	505
	2010	$10.798	$10.630	505
	2011	$10.630	$10.465	505
	2012	$10.465	$10.301	505
	2013	$10.301	$10.141	505
	2014	$10.141	$9.983	505
	2015	$9.983	$9.827	3,631

Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$7.961	$8.164	5,293
	2007	$8.164	$9.606	4,303
	2008	$9.606	$4.952	4,172
	2009	$4.952	$8.351	4,156
	2010	$8.351	$10.502	3,661
	2011	$10.502	$9.640	3,640
	2012	$9.640	$10.663	3,421
	2013	$10.663	$15.823	1,610
	2014	$15.823	$16.464	1,610
	2015	$16.464	$17.600	1,610

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$10.810	$12.239	2,593
	2007	$12.239	$13.086	2,593
	2008	$13.086	$9.792	828
	2009	$9.792	$11.540	828
	2010	$11.540	$12.134	828
	2011	$12.134	$10.993	828
	2012	$10.993	$11.567	828
	2013	$11.567	$12.329	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$10.514	$11.997	0
	2007	$11.997	$11.094	0
	2008	$11.094	$6.694	0
	2009	$6.694	$8.554	0
	2010	$8.554	$9.631	0
	2011	$9.631	$9.040	0
	2012	$9.040	$10.601	0
	2013	$10.601	$14.157	0
	2014	$14.157	$15.431	0
	2015	$15.431	$14.046	0

Putnam VT International Equity Fund - Class IB
	2006	$10.062	$12.650	0
	2007	$12.650	$13.493	0
	2008	$13.493	$7.444	0
	2009	$7.444	$9.132	0
	2010	$9.132	$9.890	0
	2011	$9.890	$8.087	0
	2012	$8.087	$9.704	0
	2013	$9.704	$12.233	0
	2014	$12.233	$11.225	0
	2015	$11.225	$11.065	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.069	$16.244	148
	2007	$16.244	$13.954	150
	2008	$13.954	$8.329	187
	2009	$8.329	$10.783	184
	2010	$10.783	$13.372	178
	2011	$13.372	$12.541	174
	2012	$12.541	$14.502	432
	2013	$14.502	$19.929	0
	2014	$19.929	$20.290	0
	2015	$20.290	$19.126	0

Putnam VT Voyager Fund - Class IB
	2006	$6.427	$6.670	0
	2007	$6.670	$6.927	0
	2008	$6.927	$4.294	0
	2009	$4.294	$6.927	0
	2010	$6.927	$8.236	0
	2011	$8.236	$6.660	0
	2012	$6.660	$7.488	0
	2013	$7.488	$10.594	0
	2014	$10.594	$11.442	0
	2015	$11.442	$10.574	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2006	$16.288	$21.989	745
	2007	$21.989	$30.397	745
	2008	$30.397	$12.978	0
	2009	$12.978	$21.697	0
	2010	$21.697	$25.420	0
	2011	$25.420	$20.464	0
	2012	$20.464	$24.161	0
	2013	$24.161	$23.538	0
	2014	$23.538	$22.129	0
	2015	$22.129	$19.453	0

UIF Global Infrastructure - Class I
	2014	$10.000	$17.278	0
	2015	$17.278	$14.667	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.140	$12.490	215
	2007	$12.490	$14.087	0
	2008	$14.087	$7.678	0
	2009	$7.678	$10.016	0
	2010	$10.016	$10.420	0
	2011	$10.420	$9.879	0
	2012	$9.879	$11.070	0
	2013	$11.070	$12.634	880
	2014	$12.634	$12.704	880
	2015	$12.704	$11.705	880

UIF Growth Portfolio, Class I
	2006	$7.568	$7.756	0
	2007	$7.756	$9.306	0
	2008	$9.306	$4.654	0
	2009	$4.654	$7.585	0
	2010	$7.585	$9.173	0
	2011	$9.173	$8.776	0
	2012	$8.776	$9.881	0
	2013	$9.881	$14.401	0
	2014	$14.401	$15.077	0
	2015	$15.077	$16.657	0

UIF Mid Cap Growth Portfolio, Class I
	2006	$14.139	$15.209	0
	2007	$15.209	$18.362	0
	2008	$18.362	$9.621	0
	2009	$9.621	$14.931	0
	2010	$14.931	$19.446	0
	2011	$19.446	$17.779	0
	2012	$17.779	$19.020	0
	2013	$19.020	$25.741	0
	2014	$25.741	$25.836	0
	2015	$25.836	$23.931	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2006	$23.766	$32.296	102
	2007	$32.296	$26.360	83
	2008	$26.360	$16.113	88
	2009	$16.113	$20.358	110
	2010	$20.358	$26.043	87
	2011	$26.043	$27.153	84
	2012	$27.153	$30.959	190
	2013	$30.959	$31.100	0
	2014	$31.100	$39.711	0
	2015	$39.711	$39.937	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.49

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.882	$13.681	505,215
	2007	$13.681	$14.119	326,168
	2008	$14.119	$8.241	245,356
	2009	$8.241	$9.761	223,542
	2010	$9.761	$10.837	168,992
	2011	$10.837	$11.314	142,471
	2012	$11.314	$13.055	128,308
	2013	$13.055	$17.295	106,310
	2014	$17.295	$18.603	88,889
	2015	$18.603	$18.571	81,446

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.084	$6.886	168,370
	2007	$6.886	$7.635	130,882
	2008	$7.635	$4.313	98,306
	2009	$4.313	$5.641	75,351
	2010	$5.641	$6.373	63,639
	2011	$6.373	$6.334	55,562
	2012	$6.334	$7.080	53,083
	2013	$7.080	$9.318	45,260
	2014	$9.318	$10.360	40,276
	2015	$10.360	$11.096	37,430

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.356	$6.216	228,467
	2007	$6.216	$6.950	139,639
	2008	$6.950	$4.116	107,575
	2009	$4.116	$5.555	99,920
	2010	$5.555	$6.005	62,208
	2011	$6.005	$5.717	56,651
	2012	$5.717	$6.533	60,209
	2013	$6.533	$8.810	52,628
	2014	$8.810	$9.871	52,198
	2015	$9.871	$10.769	51,249

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.876	$11.707	26,301
	2007	$11.707	$11.835	15,019
	2008	$11.835	$8.925	15,701
	2009	$8.925	$12.535	15,592
	2010	$12.535	$13.973	18,865
	2011	$13.973	$14.380	13,961
	2012	$14.380	$16.355	32,279
	2013	$16.355	$17.357	33,383
	2014	$17.357	$17.079	30,806
	2015	$17.079	$15.276	29,528

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.240	$13.082	250,351
	2007	$13.082	$13.358	201,496
	2008	$13.358	$9.248	177,967
	2009	$9.248	$12.342	163,528
	2010	$12.342	$13.687	150,025
	2011	$13.687	$13.793	140,506
	2012	$13.793	$15.292	139,861
	2013	$15.292	$17.150	130,929
	2014	$17.150	$17.658	117,670
	2015	$17.658	$16.153	81,291

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.917	$13.885	273,442
	2007	$13.885	$14.141	191,828
	2008	$14.141	$8.753	160,979
	2009	$8.753	$10.859	130,152
	2010	$10.859	$11.884	99,776
	2011	$11.884	$11.575	68,233
	2012	$11.575	$13.014	66,316
	2013	$13.014	$16.429	58,097
	2014	$16.429	$17.322	49,492
	2015	$17.322	$16.207	38,962

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.333	$13.049	95,424
	2007	$13.049	$12.537	58,784
	2008	$12.537	$8.265	53,530
	2009	$8.265	$10.506	46,025
	2010	$10.506	$13.259	39,403
	2011	$13.259	$12.559	38,356
	2012	$12.559	$14.634	34,071
	2013	$14.634	$19.622	26,578
	2014	$19.622	$19.423	23,619
	2015	$19.423	$17.704	20,590

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.491	$14.931	192,836
	2007	$14.931	$16.965	150,627
	2008	$16.965	$9.955	119,215
	2009	$9.955	$13.428	105,268
	2010	$13.428	$14.327	95,100
	2011	$14.327	$12.602	71,902
	2012	$12.602	$14.664	71,990
	2013	$14.664	$17.748	57,600
	2014	$17.748	$15.523	49,711
	2015	$15.523	$14.286	43,920

Invesco V.I. American Franchise Fund - Series I
	2006	$13.386	$13.552	526,881
	2007	$13.552	$15.599	385,270
	2008	$15.599	$7.832	320,077
	2009	$7.832	$12.801	287,580
	2010	$12.801	$15.099	236,919
	2011	$15.099	$13.944	206,610
	2012	$13.944	$15.608	204,577
	2013	$15.608	$21.527	182,993
	2014	$21.527	$22.976	152,180
	2015	$22.976	$23.745	134,044

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$11.990	$14.244	481,937
	2007	$14.244	$15.118	327,039
	2008	$15.118	$8.736	243,322
	2009	$8.736	$11.969	212,551
	2010	$11.969	$14.400	177,591
	2011	$14.400	$14.304	141,299
	2012	$14.304	$16.514	100,340
	2013	$16.514	$21.824	76,238
	2014	$21.824	$23.574	65,470
	2015	$23.574	$21.084	59,547

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.695	$7.005	205,733
	2007	$7.005	$7.722	152,398
	2008	$7.722	$4.371	112,922
	2009	$4.371	$5.208	97,591
	2010	$5.208	$5.920	66,652
	2011	$5.920	$5.366	57,140
	2012	$5.366	$6.163	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.362	$14.149	798,244
	2007	$14.149	$13.640	561,599
	2008	$13.640	$8.636	452,274
	2009	$8.636	$10.946	385,799
	2010	$10.946	$12.495	320,208
	2011	$12.495	$12.072	265,501
	2012	$12.072	$14.166	231,376
	2013	$14.166	$18.958	198,664
	2014	$18.958	$20.410	141,825
	2015	$20.410	$18.887	128,219

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.799	78,487
	2007	$10.799	$11.489	55,426
	2008	$11.489	$7.901	46,332
	2009	$7.901	$9.977	43,323
	2010	$9.977	$10.758	34,350
	2011	$10.758	$10.582	27,716
	2012	$10.582	$11.860	24,540
	2013	$11.860	$15.088	22,450
	2014	$15.088	$16.059	19,504
	2015	$16.059	$14.894	16,953

Invesco V.I. Diversified Dividend Fund - Series I
	2006	$37.724	$41.250	552,084
	2007	$41.250	$42.310	391,679
	2008	$42.310	$26.504	320,829
	2009	$26.504	$32.426	279,580
	2010	$32.426	$35.261	236,479
	2011	$35.261	$34.776	212,415
	2012	$34.776	$40.636	178,754
	2013	$40.636	$52.408	147,872
	2014	$52.408	$58.198	120,119
	2015	$58.198	$58.463	104,731

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$17.441	48,105
	2012	$17.441	$19.324	49,393
	2013	$19.324	$23.809	45,667
	2014	$23.809	$25.550	46,460
	2015	$25.550	$24.570	48,634

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$18.106	123,558
	2012	$18.106	$20.269	94,384
	2013	$20.269	$24.439	78,579
	2014	$24.439	$24.219	66,093
	2015	$24.219	$23.498	58,366

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$22.237	$26.690	307,136
	2007	$26.690	$28.112	207,958
	2008	$28.112	$16.341	175,964
	2009	$16.341	$18.728	163,394
	2010	$18.728	$20.657	138,525
	2011	$20.657	$22.310	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$20.278	49,573
	2014	$20.278	$20.303	38,222
	2015	$20.303	$19.350	36,295

Invesco V.I. High Yield Securities Fund - Series I
	2006	$12.758	$13.724	104,383
	2007	$13.724	$14.070	70,672
	2008	$14.070	$10.645	61,653
	2009	$10.645	$15.146	54,876
	2010	$15.146	$16.430	44,411
	2011	$16.430	$16.493	39,664
	2012	$16.493	$19.293	54,045
	2013	$19.293	$19.976	0

Invesco V.I. Income Builder Fund - Series I
	2006	$15.925	$17.902	139,480
	2007	$17.902	$18.182	103,964
	2008	$18.182	$13.191	83,388
	2009	$13.191	$16.250	79,245
	2010	$16.250	$17.972	60,699
	2011	$17.972	$19.147	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.461	$12.549	92,001
	2007	$12.549	$13.530	66,741
	2008	$13.530	$9.518	51,006
	2009	$9.518	$12.198	46,022
	2010	$12.198	$13.701	46,358
	2011	$13.701	$12.625	32,784
	2012	$12.625	$13.786	34,990
	2013	$13.786	$17.479	33,492
	2014	$17.479	$17.966	29,727
	2015	$17.966	$16.970	28,490

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.173	$12.571	24,913
	2007	$12.571	$14.549	25,323
	2008	$14.549	$7.613	21,176
	2009	$7.613	$11.717	16,149
	2010	$11.717	$14.678	15,559
	2011	$14.678	$13.094	14,267
	2012	$13.094	$14.385	15,582
	2013	$14.385	$19.341	14,605
	2014	$19.341	$20.500	12,308
	2015	$20.500	$20.387	12,483

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$10.901	$12.399	979,066
	2007	$12.399	$12.840	668,100
	2008	$12.840	$7.953	530,507
	2009	$7.953	$9.889	495,886
	2010	$9.889	$11.181	385,547
	2011	$11.181	$11.208	331,470
	2012	$11.208	$12.759	302,333
	2013	$12.759	$16.565	260,498
	2014	$16.565	$18.475	262,105
	2015	$18.475	$18.371	226,249

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$27.994	$33.151	191,485
	2007	$33.151	$39.261	140,655
	2008	$39.261	$25.784	118,365
	2009	$25.784	$30.265	102,064
	2010	$30.265	$31.851	87,565
	2011	$31.851	$36.388	72,178
	2012	$36.388	$42.506	60,310
	2013	$42.506	$49.328	51,045
	2014	$49.328	$52.203	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$12.510	$13.279	558,156
	2007	$13.279	$15.638	369,913
	2008	$15.638	$7.871	256,091
	2009	$7.871	$13.127	219,874
	2010	$13.127	$16.283	178,174
	2011	$16.283	$14.852	159,788
	2012	$14.852	$16.349	146,264
	2013	$16.349	$17.369	0

Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$37.572	$48.153	191,573
	2007	$48.153	$54.780	139,659
	2008	$54.780	$30.892	112,440
	2009	$30.892	$38.835	90,105
	2010	$38.835	$40.985	74,921
	2011	$40.985	$36.450	65,264
	2012	$36.450	$42.513	55,322
	2013	$42.513	$53.351	48,841
	2014	$53.351	$47.712	41,757
	2015	$47.712	$44.529	37,401

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.716	$10.170	197,125
	2007	$10.170	$11.719	152,112
	2008	$11.719	$6.478	127,593
	2009	$6.478	$6.192	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$24.509	$25.497	344,442
	2007	$25.497	$26.595	277,439
	2008	$26.595	$23.840	191,910
	2009	$23.840	$28.761	171,434
	2010	$28.761	$30.933	134,937
	2011	$30.933	$31.972	120,930
	2012	$31.972	$35.901	92,924
	2013	$35.901	$35.697	88,131
	2014	$35.697	$37.869	76,796
	2015	$37.869	$36.492	62,571

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$11.341	$11.640	332,221
	2007	$11.640	$11.793	294,491
	2008	$11.793	$9.877	215,876
	2009	$9.877	$10.281	215,041
	2010	$10.281	$10.357	184,811
	2011	$10.357	$10.475	158,566
	2012	$10.475	$10.653	110,909
	2013	$10.653	$10.526	94,799
	2014	$10.526	$10.477	91,363
	2015	$10.477	$10.296	80,344

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$13.949	$14.363	454,914
	2007	$14.363	$14.832	448,542
	2008	$14.832	$14.956	498,934
	2009	$14.956	$14.723	373,358
	2010	$14.723	$14.493	305,737
	2011	$14.493	$14.266	264,352
	2012	$14.266	$14.042	190,943
	2013	$14.042	$13.822	170,808
	2014	$13.822	$13.605	158,464
	2015	$13.605	$13.392	142,534

Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$56.695	$58.138	391,964
	2007	$58.138	$68.396	273,298
	2008	$68.396	$35.256	220,235
	2009	$35.256	$59.448	191,605
	2010	$59.448	$74.752	167,319
	2011	$74.752	$68.614	147,870
	2012	$68.614	$75.884	128,205
	2013	$75.884	$112.597	138,375
	2014	$112.597	$117.149	117,544
	2015	$117.149	$125.218	103,401

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$34.382	$38.922	466,433
	2007	$38.922	$41.612	338,512
	2008	$41.612	$31.133	277,545
	2009	$31.133	$36.690	243,950
	2010	$36.690	$38.573	228,830
	2011	$38.573	$34.943	179,250
	2012	$34.943	$36.765	159,111
	2013	$36.765	$39.185	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.247	$12.832	116,393
	2007	$12.832	$11.866	50,373
	2008	$11.866	$7.159	40,999
	2009	$7.159	$9.147	38,116
	2010	$9.147	$10.297	32,192
	2011	$10.297	$9.664	25,824
	2012	$9.664	$11.332	22,152
	2013	$11.332	$15.132	19,973
	2014	$15.132	$16.492	12,420
	2015	$16.492	$15.010	9,306

Putnam VT International Equity Fund - Class IB
	2006	$9.173	$11.531	384,374
	2007	$11.531	$12.298	307,367
	2008	$12.298	$6.784	207,734
	2009	$6.784	$8.321	173,432
	2010	$8.321	$9.011	116,793
	2011	$9.011	$7.367	93,727
	2012	$7.367	$8.840	78,133
	2013	$8.840	$11.143	71,475
	2014	$11.143	$10.224	58,544
	2015	$10.224	$10.077	53,885

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.063	$16.236	25,716
	2007	$16.236	$13.946	13,426
	2008	$13.946	$8.323	10,024
	2009	$8.323	$10.775	9,771
	2010	$10.775	$13.361	11,262
	2011	$13.361	$12.529	10,707
	2012	$12.529	$14.487	11,297
	2013	$14.487	$19.906	10,386
	2014	$19.906	$20.265	10,474
	2015	$20.265	$19.099	9,697

Putnam VT Voyager Fund - Class IB
	2006	$5.922	$6.146	135,468
	2007	$6.146	$6.382	75,994
	2008	$6.382	$3.955	65,674
	2009	$3.955	$6.380	62,414
	2010	$6.380	$7.586	54,690
	2011	$7.586	$6.134	50,815
	2012	$6.134	$6.895	46,416
	2013	$6.895	$9.754	40,935
	2014	$9.754	$10.534	26,253
	2015	$10.534	$9.734	25,181

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2006	$15.852	$21.398	229,253
	2007	$21.398	$29.577	165,388
	2008	$29.577	$12.627	125,288
	2009	$12.627	$21.107	117,646
	2010	$21.107	$24.727	96,528
	2011	$24.727	$19.904	81,558
	2012	$19.904	$23.497	69,825
	2013	$23.497	$22.890	55,521
	2014	$22.890	$21.517	45,441
	2015	$21.517	$18.913	40,740

UIF Global Infrastructure - Class I
	2014	$10.000	$56.136	44,750
	2015	$56.136	$47.649	35,590

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.690	$13.167	224,033
	2007	$13.167	$14.849	170,861
	2008	$14.849	$8.092	157,355
	2009	$8.092	$10.556	135,158
	2010	$10.556	$10.980	113,963
	2011	$10.980	$10.409	95,389
	2012	$10.409	$11.663	81,110
	2013	$11.663	$13.310	511,388
	2014	$13.310	$13.382	437,201
	2015	$13.382	$12.328	362,111

UIF Growth Portfolio, Class I
	2006	$10.594	$10.855	316,705
	2007	$10.855	$13.023	244,103
	2008	$13.023	$6.513	206,714
	2009	$6.513	$10.612	166,356
	2010	$10.612	$12.833	126,520
	2011	$12.833	$12.277	107,042
	2012	$12.277	$13.820	90,652
	2013	$13.820	$20.142	71,184
	2014	$20.142	$21.085	61,717
	2015	$21.085	$23.292	90,850

UIF Mid Cap Growth Portfolio, Class I
	2006	$14.134	$15.201	129,398
	2007	$15.201	$18.351	100,264
	2008	$18.351	$9.615	86,308
	2009	$9.615	$14.919	78,926
	2010	$14.919	$19.430	56,735
	2011	$19.430	$17.762	49,554
	2012	$17.762	$19.000	33,106
	2013	$19.000	$25.711	27,462
	2014	$25.711	$25.803	22,143
	2015	$25.803	$23.898	21,253

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2006	$24.670	$33.520	132,182
	2007	$33.520	$27.357	80,278
	2008	$27.357	$16.721	62,592
	2009	$16.721	$21.123	51,313
	2010	$21.123	$27.020	42,151
	2011	$27.020	$28.169	27,928
	2012	$28.169	$32.114	27,134
	2013	$32.114	$32.256	24,397
	2014	$32.256	$41.184	18,982
	2015	$41.184	$41.414	16,597

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.51

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.442	$13.172	20,831
	2007	$13.172	$13.590	20,530
	2008	$13.590	$7.931	18,409
	2009	$7.931	$9.392	18,409
	2010	$9.392	$10.425	18,409
	2011	$10.425	$10.882	17,372
	2012	$10.882	$12.554	15,921
	2013	$12.554	$16.627	2,059
	2014	$16.627	$17.882	2,059
	2015	$17.882	$17.847	2,059

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.640	$8.396	9,818
	2007	$8.396	$9.308	9,818
	2008	$9.308	$5.257	9,817
	2009	$5.257	$6.874	1,516
	2010	$6.874	$7.765	0
	2011	$7.765	$7.715	0
	2012	$7.715	$8.623	0
	2013	$8.623	$11.347	0
	2014	$11.347	$12.613	0
	2015	$12.613	$13.506	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.935	$7.758	1,537
	2007	$7.758	$8.673	1,535
	2008	$8.673	$5.136	1,533
	2009	$5.136	$6.929	1,531
	2010	$6.929	$7.489	523
	2011	$7.489	$7.128	522
	2012	$7.128	$8.145	521
	2013	$8.145	$10.980	521
	2014	$10.980	$12.300	520
	2015	$12.300	$13.418	520

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.871	$11.700	0
	2007	$11.700	$11.825	0
	2008	$11.825	$8.916	0
	2009	$8.916	$12.519	226
	2010	$12.519	$13.953	226
	2011	$13.953	$14.357	0
	2012	$14.357	$16.325	0
	2013	$16.325	$17.322	0
	2014	$17.322	$17.041	0
	2015	$17.041	$15.239	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.236	$13.074	8,466
	2007	$13.075	$13.348	6,572
	2008	$13.348	$9.239	1,883
	2009	$9.239	$12.328	1,883
	2010	$12.328	$13.669	3,262
	2011	$13.669	$13.772	3,443
	2012	$13.772	$15.266	2,047
	2013	$15.266	$17.116	4,322
	2014	$17.116	$17.620	4,232
	2015	$17.620	$16.116	4,232

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.912	$13.877	3,922
	2007	$13.877	$14.129	1,885
	2008	$14.129	$8.744	1,885
	2009	$8.744	$10.846	1,885
	2010	$10.846	$11.867	2,100
	2011	$11.867	$11.556	3,143
	2012	$11.556	$12.991	2,080
	2013	$12.991	$16.396	1,993
	2014	$16.396	$17.284	1,885
	2015	$17.284	$16.168	2,515

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.332	$13.045	615
	2007	$13.045	$12.530	615
	2008	$12.530	$8.259	615
	2009	$8.259	$10.496	615
	2010	$10.496	$13.244	615
	2011	$13.244	$12.543	615
	2012	$12.543	$14.611	615
	2013	$14.611	$19.588	615
	2014	$19.588	$19.386	615
	2015	$19.386	$17.667	1,193

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.486	$14.922	3,616
	2007	$14.922	$16.952	3,595
	2008	$16.952	$9.945	3,486
	2009	$9.945	$13.412	0
	2010	$13.412	$14.307	0
	2011	$14.307	$12.582	0
	2012	$12.582	$14.638	0
	2013	$14.638	$17.713	0
	2014	$17.713	$15.489	0
	2015	$15.489	$14.252	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.176	$6.251	1,865
	2007	$6.251	$7.194	1,756
	2008	$7.194	$3.611	1,617
	2009	$3.611	$5.901	1,457
	2010	$5.901	$6.960	612
	2011	$6.960	$6.426	0
	2012	$6.426	$7.191	279
	2013	$7.191	$9.916	278
	2014	$9.916	$10.582	277
	2015	$10.582	$10.934	276

Invesco V.I. American Value Fund - Series I
	2006	$12.088	$14.357	2,261
	2007	$14.357	$15.235	2,123
	2008	$15.235	$8.802	2,156
	2009	$8.802	$12.057	2,142
	2010	$12.057	$14.503	2,124
	2011	$14.503	$14.404	2,120
	2012	$14.404	$16.626	2,109
	2013	$16.626	$21.967	2,092
	2014	$21.967	$23.723	2,086
	2015	$23.723	$21.214	2,096

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.964	$8.330	1,625
	2007	$8.330	$9.181	1,300
	2008	$9.181	$5.195	303
	2009	$5.195	$6.190	301
	2010	$6.190	$7.035	300
	2011	$7.035	$6.375	298
	2012	$6.375	$7.322	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.353	$14.136	18,855
	2007	$14.136	$13.625	15,965
	2008	$13.625	$8.624	11,473
	2009	$8.624	$10.929	5,898
	2010	$10.929	$12.473	5,898
	2011	$12.473	$12.048	5,223
	2012	$12.048	$14.136	5,223
	2013	$14.136	$18.914	5,223
	2014	$18.914	$20.359	5,216
	2015	$20.359	$18.835	5,216

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.798	306
	2007	$10.798	$11.485	306
	2008	$11.485	$7.897	0
	2009	$7.897	$9.970	0
	2010	$9.970	$10.748	0
	2011	$10.748	$10.570	0
	2012	$10.570	$11.845	0
	2013	$11.845	$15.065	0
	2014	$15.065	$16.032	0
	2015	$16.032	$14.865	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.025	$12.126	75,621
	2007	$12.126	$12.443	70,238
	2008	$12.443	$7.741	64,292
	2009	$7.741	$9.469	63,471
	2010	$9.469	$10.295	62,233
	2011	$10.295	$10.151	59,867
	2012	$10.151	$11.859	57,377
	2013	$11.859	$15.292	42,522
	2014	$15.292	$16.978	31,582
	2015	$16.978	$17.052	32,643

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.055	0
	2012	$14.055	$15.570	0
	2013	$15.570	$19.179	0
	2014	$19.179	$20.578	0
	2015	$20.578	$19.785	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.250	11,035
	2012	$10.250	$11.473	10,659
	2013	$11.473	$13.830	9,239
	2014	$13.830	$13.703	7,751
	2015	$13.703	$13.292	7,479

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.604	$15.125	13,690
	2007	$15.125	$15.927	12,919
	2008	$15.927	$9.257	12,306
	2009	$9.257	$10.606	12,050
	2010	$10.606	$11.697	12,015
	2011	$11.697	$12.632	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.323	1,434
	2014	$12.323	$12.335	1,432
	2015	$12.335	$11.754	1,429

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.765	$8.352	2,467
	2007	$8.352	$8.560	2,232
	2008	$8.560	$6.475	1,614
	2009	$6.475	$9.211	1,510
	2010	$9.211	$9.990	1,506
	2011	$9.990	$10.027	1,503
	2012	$10.027	$11.727	1,437
	2013	$11.727	$12.141	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.849	$14.441	0
	2007	$14.441	$14.665	0
	2008	$14.665	$10.637	0
	2009	$10.637	$13.101	0
	2010	$13.101	$14.486	179
	2011	$14.486	$15.432	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.457	$12.542	816
	2007	$12.542	$13.519	816
	2008	$13.519	$9.509	816
	2009	$9.509	$12.184	816
	2010	$12.184	$13.681	816
	2011	$13.681	$12.604	816
	2012	$12.604	$13.761	816
	2013	$13.761	$17.444	816
	2014	$17.444	$17.926	816
	2015	$17.926	$16.929	816

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.167	$12.563	152
	2007	$12.563	$14.536	121
	2008	$14.536	$7.605	0
	2009	$7.605	$11.702	0
	2010	$11.702	$14.656	0
	2011	$14.656	$13.072	0
	2012	$13.072	$14.358	0
	2013	$14.358	$19.301	0
	2014	$19.301	$20.453	0
	2015	$20.453	$20.336	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.267	$10.538	7,205
	2007	$10.538	$10.911	4,484
	2008	$10.911	$6.757	4,483
	2009	$6.757	$8.400	4,482
	2010	$8.400	$9.495	3,697
	2011	$9.495	$9.517	3,697
	2012	$9.517	$10.831	3,697
	2013	$10.831	$14.059	3,697
	2014	$14.059	$15.677	3,697
	2015	$15.677	$15.585	3,697

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.695	$10.295	29,667
	2007	$10.295	$12.190	24,220
	2008	$12.190	$8.004	23,134
	2009	$8.004	$9.393	22,963
	2010	$9.393	$9.883	21,742
	2011	$9.883	$11.289	20,218
	2012	$11.289	$13.184	19,545
	2013	$13.184	$15.297	18,965
	2014	$15.297	$16.188	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$9.056	$9.610	0
	2007	$9.610	$11.315	0
	2008	$11.315	$5.694	0
	2009	$5.694	$9.495	0
	2010	$9.495	$11.775	0
	2011	$11.775	$10.738	0
	2012	$10.738	$11.818	0
	2013	$11.818	$12.554	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.813	$12.650	37,659
	2007	$12.650	$14.398	36,497
	2008	$14.398	$8.063	35,963
	2009	$8.063	$10.135	31,747
	2010	$10.135	$10.693	30,564
	2011	$10.693	$9.508	28,063
	2012	$9.508	$11.088	26,005
	2013	$11.088	$13.911	18,969
	2014	$13.911	$12.438	5,601
	2015	$12.438	$11.607	5,600

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.711	$10.163	0
	2007	$10.163	$11.709	0
	2008	$11.709	$6.471	0
	2009	$6.471	$6.185	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.600	$13.105	2,851
	2007	$13.105	$13.666	2,486
	2008	$13.666	$12.248	1,223
	2009	$12.248	$14.774	1,233
	2010	$14.774	$15.886	938
	2011	$15.886	$16.416	1,295
	2012	$16.416	$18.430	1,171
	2013	$18.430	$18.322	760
	2014	$18.322	$19.433	625
	2015	$19.433	$18.722	625

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.829	$11.113	5,707
	2007	$11.113	$11.257	3,703
	2008	$11.257	$9.425	77
	2009	$9.425	$9.809	97
	2010	$9.809	$9.880	350
	2011	$9.880	$9.990	931
	2012	$9.990	$10.158	519
	2013	$10.158	$10.035	359
	2014	$10.035	$9.987	144
	2015	$9.987	$9.812	143

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.157	$10.456	10,855
	2007	$10.456	$10.796	9,644
	2008	$10.796	$10.883	18,207
	2009	$10.883	$10.712	6,580
	2010	$10.712	$10.542	6,581
	2011	$10.542	$10.375	6,565
	2012	$10.375	$10.210	6,540
	2013	$10.210	$10.048	11,061
	2014	$10.048	$9.889	10,971
	2015	$9.889	$9.732	832

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.683	$8.956	99,627
	2007	$8.956	$10.541	96,697
	2008	$10.541	$5.396	85,662
	2009	$5.396	$9.097	84,283
	2010	$9.097	$11.437	82,229
	2011	$11.437	$10.496	76,575
	2012	$10.496	$11.605	72,917
	2013	$11.605	$17.217	47,060
	2014	$17.217	$17.909	34,347
	2015	$17.909	$19.139	33,965

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.352	$12.849	46,736
	2007	$12.849	$13.734	37,079
	2008	$13.734	$10.273	24,521
	2009	$10.273	$12.105	23,460
	2010	$12.105	$12.723	22,604
	2011	$12.723	$11.523	20,074
	2012	$11.523	$12.122	19,827
	2013	$12.122	$12.919	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.655	$12.154	0
	2007	$12.154	$11.236	0
	2008	$11.236	$6.778	0
	2009	$6.778	$8.658	0
	2010	$8.658	$9.745	0
	2011	$9.745	$9.145	0
	2012	$9.145	$10.720	0
	2013	$10.720	$14.313	0
	2014	$14.313	$15.596	0
	2015	$15.596	$14.191	0

Putnam VT International Equity Fund - Class IB
	2006	$10.424	$13.101	3,884
	2007	$13.101	$13.969	3,569
	2008	$13.969	$7.704	2,759
	2009	$7.704	$9.449	2,759
	2010	$9.449	$10.230	2,759
	2011	$10.230	$8.362	2,759
	2012	$8.362	$10.032	2,649
	2013	$10.032	$12.643	2,555
	2014	$12.643	$11.597	2,518
	2015	$11.597	$11.428	2,368

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.053	$16.221	2,216
	2007	$16.221	$13.930	2,094
	2008	$13.930	$8.312	2,094
	2009	$8.312	$10.758	2,094
	2010	$10.758	$13.337	2,094
	2011	$13.337	$12.504	2,094
	2012	$12.504	$14.456	2,094
	2013	$14.456	$19.860	2,094
	2014	$19.860	$20.213	2,094
	2015	$20.213	$19.047	2,094

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.218	$7.489	12,740
	2007	$7.489	$7.775	12,736
	2008	$7.775	$4.818	12,736
	2009	$4.818	$7.770	12,736
	2010	$7.770	$9.236	12,736
	2011	$9.236	$7.467	11,979
	2012	$7.467	$8.393	10,867
	2013	$8.393	$11.870	706
	2014	$11.870	$12.816	688
	2015	$12.816	$11.840	616

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.491	$24.955	1,080
	2007	$24.955	$34.487	1,080
	2008	$34.487	$14.719	1,080
	2009	$14.719	$24.601	1,080
	2010	$24.601	$28.814	1,517
	2011	$28.814	$23.189	1,517
	2012	$23.189	$27.370	1,517
	2013	$27.370	$26.657	1,517
	2014	$26.657	$25.053	1,080
	2015	$25.053	$22.017	1,080

UIF Global Infrastructure - Class I
	2014	$10.000	$17.405	13,607
	2015	$17.405	$14.771	13,217

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.495	$12.924	7,708
	2007	$12.924	$14.572	7,102
	2008	$14.572	$7.940	6,085
	2009	$7.940	$10.355	1,857
	2010	$10.355	$10.769	1,877
	2011	$10.769	$10.207	1,882
	2012	$10.207	$11.434	1,883
	2013	$11.434	$13.046	19,812
	2014	$13.046	$13.114	19,047
	2015	$13.114	$12.079	18,974

UIF Growth Portfolio, Class I
	2006	$8.651	$8.863	2,069
	2007	$8.863	$10.631	2,067
	2008	$10.631	$5.315	2,067
	2009	$5.315	$8.659	2,721
	2010	$8.659	$10.469	2,721
	2011	$10.469	$10.014	0
	2012	$10.014	$11.270	0
	2013	$11.270	$16.422	0
	2014	$16.422	$17.187	0
	2015	$17.187	$18.983	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.123	$15.187	3,528
	2007	$15.187	$18.331	3,397
	2008	$18.331	$9.602	3,397
	2009	$9.602	$14.896	2,108
	2010	$14.896	$19.396	2,108
	2011	$19.396	$17.727	2,108
	2012	$17.727	$18.960	2,108
	2013	$18.960	$25.651	2,108
	2014	$25.651	$25.738	2,108
	2015	$25.738	$23.833	2,108

UIF U.S. Real Estate Portfolio, Class I
	2006	$22.130	$30.064	302
	2007	$30.064	$24.531	169
	2008	$24.531	$14.991	169
	2009	$14.991	$18.934	314
	2010	$18.934	$24.214	314
	2011	$24.214	$25.239	169
	2012	$25.239	$28.768	169
	2013	$28.768	$28.889	169
	2014	$28.889	$36.878	169
	2015	$36.878	$37.077	455

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.959	$12.611	1,291
	2007	$12.611	$13.006	855
	2008	$13.006	$7.587	962
	2009	$7.587	$8.981	535
	2010	$8.981	$9.965	535
	2011	$9.965	$10.397	0
	2012	$10.397	$11.991	0
	2013	$11.991	$15.874	0
	2014	$15.874	$17.065	0
	2015	$17.065	$17.025	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.694	$7.475	0
	2007	$7.475	$8.283	0
	2008	$8.283	$4.677	0
	2009	$4.677	$6.112	0
	2010	$6.112	$6.902	0
	2011	$6.902	$6.855	0
	2012	$6.855	$7.658	0
	2013	$7.658	$10.073	0
	2014	$10.073	$11.193	0
	2015	$11.193	$11.981	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.134	$6.973	160
	2007	$6.973	$7.791	0
	2008	$7.791	$4.612	0
	2009	$4.612	$6.220	0
	2010	$6.220	$6.720	0
	2011	$6.720	$6.393	0
	2012	$6.393	$7.303	0
	2013	$7.303	$9.841	0
	2014	$9.841	$11.019	0
	2015	$11.019	$12.016	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.864	$11.687	0
	2007	$11.687	$11.807	0
	2008	$11.807	$8.899	0
	2009	$8.899	$12.491	0
	2010	$12.491	$13.915	0
	2011	$13.915	$14.312	0
	2012	$14.312	$16.268	0
	2013	$16.268	$17.255	0
	2014	$17.255	$16.968	0
	2015	$16.968	$15.168	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.230	$13.061	0
	2007	$13.061	$13.329	0
	2008	$13.329	$9.222	0
	2009	$9.222	$12.301	0
	2010	$12.301	$13.633	0
	2011	$13.633	$13.730	0
	2012	$13.730	$15.213	0
	2013	$15.213	$17.051	0
	2014	$17.051	$17.546	0
	2015	$17.546	$16.041	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.905	$13.863	0
	2007	$13.863	$14.110	69
	2008	$14.110	$8.728	46
	2009	$8.728	$10.822	17
	2010	$10.822	$11.837	0
	2011	$11.837	$11.522	0
	2012	$11.522	$12.947	0
	2013	$12.947	$16.334	0
	2014	$16.334	$17.211	0
	2015	$17.211	$16.094	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.329	$13.036	0
	2007	$13.036	$12.517	0
	2008	$12.517	$8.247	0
	2009	$8.247	$10.477	0
	2010	$10.477	$13.214	0
	2011	$13.214	$12.509	0
	2012	$12.509	$14.566	0
	2013	$14.566	$19.520	0
	2014	$19.520	$19.311	0
	2015	$19.311	$17.591	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.477	$14.906	0
	2007	$14.906	$16.927	0
	2008	$16.927	$9.927	0
	2009	$9.927	$13.381	0
	2010	$13.381	$14.269	0
	2011	$14.269	$12.543	0
	2012	$12.543	$14.587	0
	2013	$14.587	$17.644	0
	2014	$17.644	$15.423	0
	2015	$15.423	$14.186	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.082	$5.142	1,999
	2007	$5.142	$5.916	1,822
	2008	$5.916	$2.968	357
	2009	$2.968	$4.849	0
	2010	$4.849	$5.716	0
	2011	$5.716	$5.275	0
	2012	$5.275	$5.901	2,094
	2013	$5.901	$8.134	2,093
	2014	$8.134	$8.676	2,093
	2015	$8.676	$8.962	2,092

Invesco V.I. American Value Fund - Series I
	2006	$11.496	$13.649	2,445
	2007	$13.649	$14.477	1,999
	2008	$14.477	$8.360	759
	2009	$8.360	$11.448	587
	2010	$11.448	$13.765	587
	2011	$13.765	$13.665	0
	2012	$13.665	$15.767	0
	2013	$15.767	$20.824	0
	2014	$20.824	$22.480	0
	2015	$22.480	$20.094	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.616	$6.918	2,368
	2007	$6.918	$7.621	2,300
	2008	$7.621	$4.311	2,361
	2009	$4.311	$5.134	2,115
	2010	$5.134	$5.832	2,114
	2011	$5.832	$5.283	2,113
	2012	$5.283	$6.067	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.335	$14.109	6,423
	2007	$14.109	$13.594	6,475
	2008	$13.594	$8.601	5,117
	2009	$8.601	$10.896	5,109
	2010	$10.896	$12.430	5,104
	2011	$12.430	$12.002	5,100
	2012	$12.002	$14.075	5,096
	2013	$14.075	$18.826	4,700
	2014	$18.826	$20.256	4,698
	2015	$20.256	$18.732	4,697

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.795	0
	2007	$10.795	$11.477	0
	2008	$11.477	$7.888	0
	2009	$7.888	$9.955	0
	2010	$9.955	$10.728	0
	2011	$10.728	$10.546	0
	2012	$10.546	$11.813	0
	2013	$11.813	$15.018	0
	2014	$15.018	$15.976	0
	2015	$15.976	$14.808	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.927	$11.941	7,097
	2007	$11.941	$12.240	4,055
	2008	$12.240	$7.663	2,484
	2009	$7.663	$9.370	2,482
	2010	$9.370	$10.183	2,481
	2011	$10.183	$10.037	2,479
	2012	$10.037	$11.721	1,018
	2013	$11.721	$15.107	1,017
	2014	$15.107	$16.766	0
	2015	$16.766	$16.832	0

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.648	374
	2012	$13.648	$15.112	374
	2013	$15.112	$18.609	374
	2014	$18.609	$19.958	374
	2015	$19.958	$19.181	373

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.169	0
	2012	$10.169	$11.377	0
	2013	$11.377	$13.710	0
	2014	$13.710	$13.578	0
	2015	$13.578	$13.166	0

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.535	$15.036	1,138
	2007	$15.036	$15.827	1,036
	2008	$15.827	$9.195	0
	2009	$9.195	$10.531	0
	2010	$10.531	$11.609	0
	2011	$11.609	$12.536	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.738	0
	2014	$10.738	$10.745	0
	2015	$10.745	$10.234	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$6.788	$7.298	651
	2007	$7.298	$7.477	247
	2008	$7.477	$5.654	256
	2009	$5.654	$8.040	0
	2010	$8.040	$8.716	0
	2011	$8.716	$8.744	0
	2012	$8.744	$10.223	0
	2013	$10.223	$10.583	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.507	$14.051	375
	2007	$14.051	$14.263	375
	2008	$14.263	$10.341	375
	2009	$10.341	$12.731	374
	2010	$12.731	$14.072	374
	2011	$14.072	$14.989	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.449	$12.528	0
	2007	$12.528	$13.499	0
	2008	$13.499	$9.491	0
	2009	$9.491	$12.156	0
	2010	$12.156	$13.645	0
	2011	$13.645	$12.566	0
	2012	$12.566	$13.714	0
	2013	$13.714	$17.376	0
	2014	$17.376	$17.850	0
	2015	$17.850	$16.850	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.159	$12.549	0
	2007	$12.549	$14.515	0
	2008	$14.515	$7.590	0
	2009	$7.590	$11.675	0
	2010	$11.675	$14.616	0
	2011	$14.616	$13.032	0
	2012	$13.032	$14.308	0
	2013	$14.308	$19.226	0
	2014	$19.226	$20.366	0
	2015	$20.366	$20.241	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.537	$9.705	2,698
	2007	$9.705	$10.044	2,695
	2008	$10.044	$6.218	2,692
	2009	$6.218	$7.726	2,687
	2010	$7.726	$8.731	2,683
	2011	$8.731	$8.747	2,679
	2012	$8.747	$9.951	2,676
	2013	$9.951	$12.911	2,673
	2014	$12.911	$14.391	2,671
	2015	$14.391	$14.302	2,669

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.577	$10.152	6,045
	2007	$10.152	$12.015	0
	2008	$12.015	$7.886	0
	2009	$7.886	$9.251	0
	2010	$9.251	$9.730	0
	2011	$9.730	$11.110	0
	2012	$11.110	$12.969	0
	2013	$12.969	$15.042	0
	2014	$15.042	$15.916	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.217	$8.717	3,317
	2007	$8.717	$10.259	2,973
	2008	$10.259	$5.161	2,249
	2009	$5.161	$8.602	2,248
	2010	$8.602	$10.664	2,247
	2011	$10.664	$9.720	2,246
	2012	$9.720	$10.694	2,245
	2013	$10.694	$11.359	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.726	$12.458	7,450
	2007	$12.458	$14.164	7,370
	2008	$14.164	$7.983	5,928
	2009	$7.983	$10.029	5,921
	2010	$10.029	$10.578	3,651
	2011	$10.578	$9.402	3,158
	2012	$9.402	$10.960	1,474
	2013	$10.960	$13.745	1,473
	2014	$13.745	$12.285	0
	2015	$12.285	$11.459	0

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.974	$9.299	0
	2007	$9.299	$10.708	0
	2008	$10.708	$5.916	0
	2009	$5.916	$5.653	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$13.055	$13.573	5,375
	2007	$13.573	$14.149	5,328
	2008	$14.149	$12.676	5,273
	2009	$12.676	$15.283	5,000
	2010	$15.283	$16.428	4,999
	2011	$16.428	$16.969	4,665
	2012	$16.969	$19.043	4,664
	2013	$19.043	$18.923	4,663
	2014	$18.923	$20.063	4,662
	2015	$20.063	$19.322	4,661

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.896	$11.177	3,005
	2007	$11.177	$11.317	2,848
	2008	$11.317	$9.472	1,118
	2009	$9.472	$9.854	0
	2010	$9.854	$9.921	0
	2011	$9.921	$10.028	0
	2012	$10.028	$10.193	0
	2013	$10.193	$10.065	0
	2014	$10.065	$10.013	0
	2015	$10.013	$9.833	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.189	$10.485	755
	2007	$10.485	$10.821	719
	2008	$10.821	$10.905	2,980
	2009	$10.905	$10.729	79
	2010	$10.729	$10.554	78
	2011	$10.554	$10.383	77
	2012	$10.383	$10.214	77
	2013	$10.214	$10.048	76
	2014	$10.048	$9.884	76
	2015	$9.884	$9.724	75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$7.932	$8.129	16,409
	2007	$8.129	$9.558	14,220
	2008	$9.558	$4.924	9,206
	2009	$4.924	$8.297	9,196
	2010	$8.297	$10.427	9,189
	2011	$10.427	$9.565	8,318
	2012	$9.565	$10.572	6,386
	2013	$10.572	$15.678	8,640
	2014	$15.678	$16.302	8,636
	2015	$16.302	$17.414	8,632

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$10.771	$12.186	18,847
	2007	$12.186	$13.020	10,016
	2008	$13.020	$9.736	9,253
	2009	$9.736	$11.467	9,246
	2010	$11.467	$12.048	9,241
	2011	$12.048	$10.908	9,235
	2012	$10.908	$11.470	7,682
	2013	$11.470	$12.222	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.476	$11.945	0
	2007	$11.945	$11.039	0
	2008	$11.039	$6.656	0
	2009	$6.656	$8.499	0
	2010	$8.499	$9.562	0
	2011	$9.562	$8.970	0
	2012	$8.970	$10.511	0
	2013	$10.511	$14.027	0
	2014	$14.027	$15.279	0
	2015	$15.279	$13.897	0

Putnam VT International Equity Fund - Class IB
	2006	$10.026	$12.596	850
	2007	$12.596	$13.425	788
	2008	$13.425	$7.401	941
	2009	$7.401	$9.073	366
	2010	$9.073	$9.820	366
	2011	$9.820	$8.024	0
	2012	$8.024	$9.622	0
	2013	$9.622	$12.121	0
	2014	$12.121	$11.115	0
	2015	$11.115	$10.948	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.032	$16.191	93
	2007	$16.191	$13.899	93
	2008	$13.899	$8.290	0
	2009	$8.290	$10.725	0
	2010	$10.725	$13.291	0
	2011	$13.291	$12.456	0
	2012	$12.456	$14.394	0
	2013	$14.394	$19.767	0
	2014	$19.767	$20.111	0
	2015	$20.111	$18.944	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$6.404	$6.641	599
	2007	$6.641	$6.893	605
	2008	$6.893	$4.269	752
	2009	$4.269	$6.882	0
	2010	$6.882	$8.178	0
	2011	$8.178	$6.608	0
	2012	$6.608	$7.425	0
	2013	$7.425	$10.497	0
	2014	$10.497	$11.329	0
	2015	$11.329	$10.462	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$16.230	$21.895	639
	2007	$21.895	$30.246	638
	2008	$30.246	$12.904	0
	2009	$12.904	$21.558	0
	2010	$21.558	$25.240	0
	2011	$25.240	$20.304	0
	2012	$20.304	$23.956	0
	2013	$23.956	$23.323	0
	2014	$23.323	$21.911	0
	2015	$21.911	$19.248	0

UIF Global Infrastructure - Class I
	2014	$10.000	$17.108	0
	2015	$17.108	$14.513	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.103	$12.436	0
	2007	$12.436	$14.017	0
	2008	$14.017	$7.634	0
	2009	$7.634	$9.952	0
	2010	$9.952	$10.346	0
	2011	$10.346	$9.802	0
	2012	$9.802	$10.977	0
	2013	$10.977	$12.519	8,167
	2014	$12.519	$12.579	7,045
	2015	$12.579	$11.582	7,041

UIF Growth Portfolio, Class I
	2006	$7.541	$7.723	172
	2007	$7.723	$9.259	0
	2008	$9.259	$4.628	0
	2009	$4.628	$7.536	0
	2010	$7.536	$9.108	0
	2011	$9.108	$8.708	0
	2012	$8.708	$9.797	0
	2013	$9.797	$14.269	0
	2014	$14.269	$14.928	0
	2015	$14.928	$16.481	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.103	$15.159	98
	2007	$15.159	$18.289	79
	2008	$18.289	$9.576	53
	2009	$9.576	$14.851	20
	2010	$14.851	$19.329	0
	2011	$19.329	$17.659	0
	2012	$17.659	$18.879	0
	2013	$18.879	$25.531	0
	2014	$25.531	$25.608	0
	2015	$25.608	$23.703	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$23.681	$32.157	100
	2007	$32.157	$26.229	92
	2008	$26.229	$16.022	91
	2009	$16.022	$20.228	90
	2010	$20.228	$25.859	89
	2011	$25.859	$26.942	88
	2012	$26.942	$30.697	88
	2013	$30.697	$30.815	87
	2014	$30.815	$39.320	86
	2015	$39.320	$39.516	86

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.58

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.402	$13.116	16,545
	2007	$13.116	$13.524	26,858
	2008	$13.524	$7.886	27,451
	2009	$7.886	$9.333	26,782
	2010	$9.333	$10.352	26,050
	2011	$10.352	$10.798	15,341
	2012	$10.798	$12.449	15,043
	2013	$12.449	$16.476	14,537
	2014	$16.476	$17.707	11,536
	2015	$17.707	$17.660	1,029

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.609	$8.361	1,377
	2007	$8.361	$9.262	0
	2008	$9.262	$5.228	0
	2009	$5.228	$6.831	0
	2010	$6.831	$7.711	0
	2011	$7.711	$7.656	0
	2012	$7.656	$8.550	0
	2013	$8.550	$11.244	0
	2014	$11.244	$12.490	0
	2015	$12.490	$13.365	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.907	$7.725	1,094
	2007	$7.725	$8.630	5,485
	2008	$8.630	$5.107	5,484
	2009	$5.107	$6.885	5,482
	2010	$6.885	$7.436	5,523
	2011	$7.436	$7.073	1,133
	2012	$7.073	$8.076	1,132
	2013	$8.076	$10.880	1,132
	2014	$10.880	$12.180	32
	2015	$12.180	$13.277	32

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.858	$11.678	0
	2007	$11.678	$11.794	0
	2008	$11.794	$8.886	0
	2009	$8.886	$12.469	0
	2010	$12.469	$13.887	0
	2011	$13.887	$14.279	0
	2012	$14.279	$16.226	0
	2013	$16.226	$17.205	0
	2014	$17.205	$16.914	0
	2015	$16.914	$15.115	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.223	$13.049	989
	2007	$13.049	$13.313	0
	2008	$13.313	$9.209	0
	2009	$9.209	$12.279	0
	2010	$12.279	$13.604	0
	2011	$13.604	$13.697	0
	2012	$13.697	$15.172	0
	2013	$15.172	$17.000	0
	2014	$17.000	$17.488	0
	2015	$17.488	$15.984	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.898	$13.851	0
	2007	$13.851	$14.093	0
	2008	$14.093	$8.715	0
	2009	$8.715	$10.802	0
	2010	$10.802	$11.812	0
	2011	$11.812	$11.494	0
	2012	$11.494	$12.912	0
	2013	$12.912	$16.286	0
	2014	$16.286	$17.155	0
	2015	$17.155	$16.036	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.327	$13.030	0
	2007	$13.030	$12.507	0
	2008	$12.507	$8.237	0
	2009	$8.237	$10.462	0
	2010	$10.462	$13.191	0
	2011	$13.191	$12.484	0
	2012	$12.484	$14.533	0
	2013	$14.533	$19.470	0
	2014	$19.470	$19.255	0
	2015	$19.255	$17.535	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.471	$14.894	600
	2007	$14.894	$16.912	237
	2008	$16.912	$9.913	244
	2009	$9.913	$13.358	232
	2010	$13.358	$14.240	237
	2011	$14.240	$12.514	253
	2012	$12.514	$14.549	249
	2013	$14.549	$17.593	264
	2014	$17.593	$15.374	310
	2015	$15.374	$14.136	322

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.155	$6.225	10,131
	2007	$6.225	$7.159	2,674
	2008	$7.159	$3.591	2,922
	2009	$3.591	$5.864	2,617
	2010	$5.864	$6.911	2,556
	2011	$6.911	$6.376	2,605
	2012	$6.376	$7.131	3,577
	2013	$7.131	$9.826	3,283
	2014	$9.826	$10.478	1,381
	2015	$10.478	$10.819	1,146

Invesco V.I. American Value Fund - Series I
	2006	$12.045	$14.297	17,404
	2007	$14.297	$15.160	17,371
	2008	$15.160	$8.752	17,813
	2009	$8.752	$11.981	15,162
	2010	$11.981	$14.402	14,795
	2011	$14.402	$14.293	14,644
	2012	$14.293	$16.486	14,413
	2013	$16.486	$21.767	14,097
	2014	$21.767	$23.491	11,859
	2015	$23.491	$20.992	557

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.936	$8.295	3,024
	2007	$8.295	$9.136	6,702
	2008	$9.136	$5.166	6,331
	2009	$5.166	$6.151	5,810
	2010	$6.151	$6.986	4,924
	2011	$6.986	$6.326	945
	2012	$6.326	$7.264	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.322	$14.090	15,363
	2007	$14.090	$13.571	10,240
	2008	$13.571	$8.584	10,142
	2009	$8.584	$10.871	9,714
	2010	$10.871	$12.398	8,934
	2011	$12.398	$11.967	8,645
	2012	$11.967	$14.030	4,954
	2013	$14.030	$18.760	4,413
	2014	$18.760	$20.179	1,772
	2015	$20.179	$18.656	1,810

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.793	636
	2007	$10.793	$11.472	0
	2008	$11.472	$7.882	0
	2009	$7.882	$9.944	0
	2010	$9.944	$10.713	0
	2011	$10.713	$10.528	0
	2012	$10.528	$11.789	0
	2013	$11.789	$14.984	0
	2014	$14.984	$15.934	0
	2015	$15.934	$14.765	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.986	$12.002	48,364
	2007	$12.002	$12.299	24,205
	2008	$12.299	$7.698	22,687
	2009	$7.698	$9.409	18,453
	2010	$9.409	$10.223	16,248
	2011	$10.223	$10.073	15,317
	2012	$10.073	$11.760	15,101
	2013	$11.760	$15.153	14,666
	2014	$15.153	$16.812	13,581
	2015	$16.812	$16.873	8,015

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.947	0
	2012	$13.947	$15.439	0
	2013	$15.439	$19.005	0
	2014	$19.005	$20.377	0
	2015	$20.377	$19.578	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.171	12,880
	2012	$10.171	$11.376	12,823
	2013	$11.376	$13.704	12,775
	2014	$13.704	$13.569	10,785
	2015	$13.569	$13.153	10,657

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.560	$15.061	16,769
	2007	$15.061	$15.849	15,554
	2008	$15.849	$9.205	15,678
	2009	$9.205	$10.540	13,390
	2010	$10.540	$11.615	13,408
	2011	$11.615	$12.541	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.211	81
	2014	$12.211	$12.215	77
	2015	$12.215	$11.631	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.738	$8.316	3,692
	2007	$8.316	$8.518	1,874
	2008	$8.518	$6.439	1,573
	2009	$6.439	$9.153	1,391
	2010	$9.153	$9.920	1,450
	2011	$9.920	$9.950	1,489
	2012	$9.950	$11.628	85
	2013	$11.628	$12.037	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.804	$14.380	14,844
	2007	$14.380	$14.593	11,797
	2008	$14.593	$10.577	11,242
	2009	$10.577	$13.018	0
	2010	$13.018	$14.385	0
	2011	$14.385	$15.321	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.443	$12.518	0
	2007	$12.518	$13.484	0
	2008	$13.484	$9.477	0
	2009	$9.477	$12.135	0
	2010	$12.135	$13.617	0
	2011	$13.617	$12.537	0
	2012	$12.537	$13.678	0
	2013	$13.678	$17.326	0
	2014	$17.326	$17.792	0
	2015	$17.792	$16.791	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.153	$12.539	350
	2007	$12.539	$14.499	0
	2008	$14.499	$7.580	0
	2009	$7.580	$11.655	0
	2010	$11.655	$14.587	0
	2011	$14.587	$13.002	0
	2012	$13.002	$14.271	0
	2013	$14.271	$19.170	0
	2014	$19.170	$20.301	0
	2015	$20.301	$20.170	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.234	$10.493	11,359
	2007	$10.493	$10.857	10,532
	2008	$10.857	$6.719	10,472
	2009	$6.719	$8.347	9,427
	2010	$8.347	$9.429	9,426
	2011	$9.429	$9.444	9,425
	2012	$9.444	$10.740	9,425
	2013	$10.740	$13.931	9,425
	2014	$13.931	$15.524	9,424
	2015	$15.524	$15.422	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.664	$10.252	17,246
	2007	$10.252	$12.130	10,849
	2008	$12.130	$7.959	9,641
	2009	$7.959	$9.334	9,492
	2010	$9.334	$9.814	6,554
	2011	$9.814	$11.202	1,321
	2012	$11.202	$13.074	1,288
	2013	$13.074	$15.158	1,260
	2014	$15.158	$16.037	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$9.024	$9.570	2,887
	2007	$9.570	$11.260	2,827
	2008	$11.260	$5.662	2,976
	2009	$5.662	$9.435	2,842
	2010	$9.435	$11.693	2,740
	2011	$11.693	$10.655	2,673
	2012	$10.655	$11.719	1,513
	2013	$11.719	$12.446	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.778	$12.521	21,247
	2007	$12.521	$14.231	10,617
	2008	$14.231	$8.018	10,570
	2009	$8.018	$10.071	10,469
	2010	$10.071	$10.619	10,392
	2011	$10.619	$9.435	9,818
	2012	$9.435	$10.995	9,730
	2013	$10.995	$13.785	9,672
	2014	$13.785	$12.317	9,658
	2015	$12.317	$11.485	9,423

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.681	$10.120	4,285
	2007	$10.120	$11.651	4,284
	2008	$11.651	$6.435	4,282
	2009	$6.435	$6.149	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.555	$13.050	8,538
	2007	$13.050	$13.599	7,777
	2008	$13.599	$12.180	5,659
	2009	$12.180	$14.680	2,761
	2010	$14.680	$15.775	2,664
	2011	$15.775	$16.290	2,531
	2012	$16.290	$18.275	2,398
	2013	$18.275	$18.155	2,661
	2014	$18.155	$19.243	68
	2015	$19.243	$18.526	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.791	$11.066	16,494
	2007	$11.066	$11.201	0
	2008	$11.201	$9.372	0
	2009	$9.372	$9.747	5,553
	2010	$9.747	$9.811	5,929
	2011	$9.811	$9.913	5,813
	2012	$9.913	$10.073	6,069
	2013	$10.073	$9.944	6,959
	2014	$9.944	$9.889	0
	2015	$9.889	$9.709	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.121	$10.412	5,357
	2007	$10.412	$10.743	596
	2008	$10.743	$10.822	596
	2009	$10.822	$10.645	5,462
	2010	$10.645	$10.469	4,309
	2011	$10.469	$10.296	32,303
	2012	$10.296	$10.125	32,596
	2013	$10.125	$9.957	33,220
	2014	$9.957	$9.792	28,577
	2015	$9.792	$9.630	28,571

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.652	$8.864	29,004
	2007	$8.864	$10.419	20,583
	2008	$10.419	$5.366	20,721
	2009	$5.366	$9.040	19,950
	2010	$9.040	$11.357	15,438
	2011	$11.357	$10.415	14,413
	2012	$10.415	$11.508	12,080
	2013	$11.508	$17.060	13,286
	2014	$17.060	$17.734	12,212
	2015	$17.734	$18.938	10,349

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.312	$12.794	26,903
	2007	$12.794	$13.666	24,369
	2008	$13.666	$10.216	21,783
	2009	$10.216	$12.028	23,518
	2010	$12.028	$12.634	24,863
	2011	$12.634	$11.435	21,025
	2012	$11.435	$12.020	18,732
	2013	$12.020	$12.808	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.618	$12.103	4,471
	2007	$12.103	$11.181	4,915
	2008	$11.181	$6.740	5,003
	2009	$6.740	$8.604	4,580
	2010	$8.604	$9.677	4,379
	2011	$9.677	$9.074	4,323
	2012	$9.074	$10.630	4,083
	2013	$10.630	$14.183	3,441
	2014	$14.183	$15.443	0
	2015	$15.443	$14.043	0

Putnam VT International Equity Fund - Class IB
	2006	$10.387	$13.046	286
	2007	$13.046	$13.901	2,786
	2008	$13.901	$7.661	2,821
	2009	$7.661	$9.389	2,827
	2010	$9.389	$10.158	2,830
	2011	$10.158	$8.298	383
	2012	$8.298	$9.947	366
	2013	$9.947	$12.528	369
	2014	$12.528	$11.484	413
	2015	$11.484	$11.308	404

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.017	$16.168	0
	2007	$16.168	$13.875	0
	2008	$13.875	$8.273	0
	2009	$8.273	$10.701	0
	2010	$10.701	$13.257	0
	2011	$13.257	$12.420	0
	2012	$12.420	$14.348	0
	2013	$14.348	$19.698	0
	2014	$19.698	$20.035	0
	2015	$20.035	$18.866	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.192	$7.457	722
	2007	$7.457	$7.737	722
	2008	$7.737	$4.791	722
	2009	$4.791	$7.721	721
	2010	$7.721	$9.172	742
	2011	$9.172	$7.409	742
	2012	$7.409	$8.322	742
	2013	$8.322	$11.762	741
	2014	$11.762	$12.690	21
	2015	$12.690	$11.716	21

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.426	$24.850	7,720
	2007	$24.850	$34.317	6,713
	2008	$34.317	$14.637	7,558
	2009	$14.637	$24.446	6,823
	2010	$24.446	$28.612	6,697
	2011	$28.612	$23.010	6,842
	2012	$23.010	$27.140	6,855
	2013	$27.140	$26.415	6,948
	2014	$26.415	$24.808	5,224
	2015	$24.808	$21.787	5,223

UIF Global Infrastructure - Class I
	2014	$10.000	$17.235	1,236
	2015	$17.235	$14.616	871

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.458	$12.870	1,302
	2007	$12.870	$14.500	1,264
	2008	$14.500	$7.895	1,534
	2009	$7.895	$10.290	1,473
	2010	$10.290	$10.693	1,595
	2011	$10.693	$10.129	1,631
	2012	$10.129	$11.338	320
	2013	$11.338	$12.928	20,359
	2014	$12.928	$12.986	14,660
	2015	$12.986	$11.953	3,116

UIF Growth Portfolio, Class I
	2006	$8.620	$8.825	15,025
	2007	$8.825	$10.578	12,958
	2008	$10.578	$5.285	12,957
	2009	$5.285	$8.605	12,956
	2010	$8.605	$10.396	12,955
	2011	$10.396	$9.937	12,954
	2012	$9.937	$11.176	12,954
	2013	$11.176	$16.273	12,953
	2014	$16.273	$17.019	12,953
	2015	$17.019	$18.784	12,952

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.087	$15.138	621
	2007	$15.138	$18.258	596
	2008	$18.258	$9.557	563
	2009	$9.557	$14.817	525
	2010	$14.817	$19.279	520
	2011	$19.279	$17.608	520
	2012	$17.608	$18.819	519
	2013	$18.819	$25.442	519
	2014	$25.442	$25.511	519
	2015	$25.511	$23.606	519

UIF U.S. Real Estate Portfolio, Class I
	2006	$22.052	$29.937	1,697
	2007	$29.937	$24.410	122
	2008	$24.410	$14.907	0
	2009	$14.907	$18.814	0
	2010	$18.814	$24.045	0
	2011	$24.045	$25.045	0
	2012	$25.045	$28.526	0
	2013	$28.526	$28.627	0
	2014	$28.627	$36.517	0
	2015	$36.517	$36.688	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

Mortality & Expense = 1.62

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.379	$13.085	15,549
	2007	$13.085	$13.485	12,548
	2008	$13.485	$7.861	8,840
	2009	$7.861	$9.299	6,798
	2010	$9.299	$10.311	6,799
	2011	$10.311	$10.751	4,990
	2012	$10.751	$12.389	4,690
	2013	$12.389	$16.390	4,690
	2014	$16.390	$17.608	3,629
	2015	$17.608	$17.554	3,629

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.592	$8.341	373
	2007	$8.341	$9.236	22
	2008	$9.236	$5.211	21
	2009	$5.211	$6.806	22
	2010	$6.806	$7.680	22
	2011	$7.680	$7.622	0
	2012	$7.622	$8.509	0
	2013	$8.509	$11.185	0
	2014	$11.185	$12.420	0
	2015	$12.420	$13.284	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.891	$7.707	362
	2007	$7.707	$8.606	0
	2008	$8.606	$5.090	0
	2009	$5.090	$6.860	0
	2010	$6.860	$7.406	0
	2011	$7.406	$7.042	0
	2012	$7.042	$8.038	0
	2013	$8.038	$10.824	0
	2014	$10.824	$12.112	0
	2015	$12.112	$13.197	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.851	$11.665	728
	2007	$11.666	$11.777	1,743
	2008	$11.777	$8.870	1,743
	2009	$8.870	$12.441	7,157
	2010	$12.441	$13.851	7,157
	2011	$13.851	$14.236	7,157
	2012	$14.236	$16.170	7,157
	2013	$16.170	$17.138	7,157
	2014	$17.138	$16.842	7,157
	2015	$16.842	$15.045	7,157

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.216	$13.036	4,684
	2007	$13.036	$13.294	4,426
	2008	$13.294	$9.192	4,762
	2009	$9.192	$12.251	10,571
	2010	$12.251	$13.569	11,511
	2011	$13.569	$13.656	24,739
	2012	$13.656	$15.121	25,546
	2013	$15.121	$16.935	25,544
	2014	$16.935	$17.415	24,995
	2015	$17.415	$15.910	21,928

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.891	$13.837	6,617
	2007	$13.837	$14.073	8,516
	2008	$14.073	$8.700	8,517
	2009	$8.700	$10.779	4,200
	2010	$10.779	$11.781	4,662
	2011	$11.781	$11.460	4,649
	2012	$11.460	$12.868	4,649
	2013	$12.868	$16.224	7,918
	2014	$16.224	$17.083	7,918
	2015	$17.083	$15.963	6,022

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.324	$13.021	0
	2007	$13.021	$12.493	0
	2008	$12.493	$8.225	0
	2009	$8.225	$10.442	0
	2010	$10.442	$13.161	0
	2011	$13.161	$12.451	0
	2012	$12.451	$14.488	0
	2013	$14.488	$19.402	0
	2014	$19.402	$19.180	0
	2015	$19.180	$17.460	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.462	$14.878	2,836
	2007	$14.878	$16.883	2,835
	2008	$16.883	$9.894	2,835
	2009	$9.894	$13.328	1,479
	2010	$13.328	$14.202	1,480
	2011	$14.202	$12.476	1,468
	2012	$12.476	$14.498	1,468
	2013	$14.498	$17.525	1,468
	2014	$17.525	$15.308	2,035
	2015	$15.308	$14.070	2,035

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.142	$6.210	6,726
	2007	$6.210	$7.139	3,974
	2008	$7.139	$3.579	3,974
	2009	$3.579	$5.843	3,974
	2010	$5.843	$6.883	3,089
	2011	$6.883	$6.348	3,089
	2012	$6.348	$7.097	3,089
	2013	$7.097	$9.775	3,089
	2014	$9.775	$10.420	3,089
	2015	$10.420	$10.755	3,089

Invesco V.I. American Value Fund - Series I
	2006	$12.021	$14.262	2,786
	2007	$14.262	$15.118	1,045
	2008	$15.118	$8.724	479
	2009	$8.724	$11.938	477
	2010	$11.938	$14.344	0
	2011	$14.344	$14.230	0
	2012	$14.230	$16.407	0
	2013	$16.407	$21.654	0
	2014	$21.654	$23.360	0
	2015	$23.360	$20.866	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.920	$8.275	4,062
	2007	$8.275	$9.111	22
	2008	$9.111	$5.150	22
	2009	$5.150	$6.129	24
	2010	$6.129	$6.958	24
	2011	$6.958	$6.298	0
	2012	$6.298	$7.231	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.304	$14.063	9,643
	2007	$14.063	$13.540	8,597
	2008	$13.540	$8.561	7,066
	2009	$8.561	$10.837	5,176
	2010	$10.837	$12.355	5,176
	2011	$12.355	$11.921	3,857
	2012	$11.921	$13.971	3,857
	2013	$13.971	$18.673	3,857
	2014	$18.673	$20.077	3,857
	2015	$20.077	$18.554	3,857

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.790	989
	2007	$10.790	$11.464	712
	2008	$11.464	$7.874	711
	2009	$7.874	$9.929	710
	2010	$9.929	$10.693	0
	2011	$10.693	$10.504	0
	2012	$10.504	$11.758	0
	2013	$11.758	$14.938	0
	2014	$14.938	$15.879	0
	2015	$15.879	$14.708	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.964	$11.973	56,693
	2007	$11.973	$12.265	49,583
	2008	$12.265	$7.673	35,472
	2009	$7.673	$9.375	31,854
	2010	$9.375	$10.182	31,852
	2011	$10.182	$10.029	10,420
	2012	$10.029	$11.703	7,515
	2013	$11.703	$15.074	7,514
	2014	$15.074	$16.718	5,316
	2015	$16.718	$16.772	5,315

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.886	1,538
	2012	$13.886	$15.365	1,297
	2013	$15.365	$18.906	1,297
	2014	$18.906	$20.263	0
	2015	$20.263	$19.460	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.126	3,393
	2012	$10.126	$11.322	2,840
	2013	$11.322	$13.633	2,840
	2014	$13.633	$13.493	2,840
	2015	$13.493	$13.074	1,073

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.535	$15.025	12,751
	2007	$15.025	$15.805	10,347
	2008	$15.805	$9.175	8,164
	2009	$9.175	$10.502	3,408
	2010	$10.502	$11.568	3,407
	2011	$11.568	$12.489	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.147	420
	2014	$12.147	$12.146	420
	2015	$12.146	$11.561	419

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.722	$8.296	6,286
	2007	$8.296	$8.494	4,919
	2008	$8.494	$6.418	4,919
	2009	$6.418	$9.120	2,530
	2010	$9.120	$9.881	2,530
	2011	$9.881	$9.906	421
	2012	$9.906	$11.572	421
	2013	$11.572	$11.977	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.778	$14.346	1,835
	2007	$14.346	$14.552	1,835
	2008	$14.552	$10.543	1,835
	2009	$10.543	$12.971	1,538
	2010	$12.971	$14.327	1,538
	2011	$14.327	$15.257	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.435	$12.505	741
	2007	$12.505	$13.464	741
	2008	$13.464	$9.460	741
	2009	$9.460	$12.108	741
	2010	$12.108	$13.581	741
	2011	$13.581	$12.499	741
	2012	$12.499	$13.631	741
	2013	$13.631	$17.259	741
	2014	$17.259	$17.717	741
	2015	$17.717	$16.713	741

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.144	$12.525	0
	2007	$12.525	$14.477	0
	2008	$14.477	$7.565	0
	2009	$7.565	$11.629	0
	2010	$11.629	$14.548	0
	2011	$14.548	$12.962	0
	2012	$12.962	$14.221	0
	2013	$14.221	$19.096	0
	2014	$19.096	$20.214	0
	2015	$20.214	$20.076	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.215	$10.468	4,107
	2007	$10.468	$10.827	2,605
	2008	$10.827	$6.697	0
	2009	$6.697	$8.317	0
	2010	$8.317	$9.391	1,467
	2011	$9.391	$9.402	0
	2012	$9.402	$10.689	0
	2013	$10.689	$13.859	2,359
	2014	$13.859	$15.437	2,359
	2015	$15.437	$15.330	2,359

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.647	$10.227	9,285
	2007	$10.227	$12.096	9,074
	2008	$12.096	$7.934	8,251
	2009	$7.934	$9.300	3,779
	2010	$9.300	$9.775	3,779
	2011	$9.775	$11.153	3,779
	2012	$11.153	$13.011	3,474
	2013	$13.011	$15.079	1,148
	2014	$15.079	$15.952	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$9.006	$9.547	1,665
	2007	$9.547	$11.228	0
	2008	$11.228	$5.644	0
	2009	$5.644	$9.401	0
	2010	$9.401	$11.646	0
	2011	$11.646	$10.608	0
	2012	$10.608	$11.663	0
	2013	$11.663	$12.385	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.758	$12.491	19,381
	2007	$12.491	$14.191	11,531
	2008	$14.191	$7.992	10,525
	2009	$7.992	$10.034	10,524
	2010	$10.034	$10.576	9,985
	2011	$10.576	$9.394	9,970
	2012	$9.394	$10.942	9,270
	2013	$10.942	$13.713	9,270
	2014	$13.713	$12.248	9,270
	2015	$12.248	$11.416	8,129

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.663	$10.096	1,042
	2007	$10.096	$11.618	0
	2008	$11.618	$6.414	0
	2009	$6.414	$6.128	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.530	$13.018	21,104
	2007	$13.018	$13.561	15,838
	2008	$13.561	$12.140	14,440
	2009	$12.140	$14.628	7,936
	2010	$14.628	$15.712	7,934
	2011	$15.712	$16.218	7,932
	2012	$16.218	$18.188	7,695
	2013	$18.188	$18.061	2,883
	2014	$18.061	$19.135	2,164
	2015	$19.135	$18.415	2,164

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.770	$11.040	3,513
	2007	$11.040	$11.170	3,513
	2008	$11.170	$9.342	2,493
	2009	$9.342	$9.712	2,493
	2010	$9.712	$9.771	2,493
	2011	$9.771	$9.870	2,493
	2012	$9.870	$10.025	2,493
	2013	$10.025	$9.893	2,493
	2014	$9.893	$9.834	2,493
	2015	$9.834	$9.651	2,493

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.101	$10.387	3,029
	2007	$10.387	$10.712	1,724
	2008	$10.712	$10.788	1,161
	2009	$10.788	$10.606	1,158
	2010	$10.606	$10.427	14
	2011	$10.427	$10.250	0
	2012	$10.250	$10.076	0
	2013	$10.076	$9.905	0
	2014	$9.905	$9.737	0
	2015	$9.737	$9.572	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.635	$8.843	81,223
	2007	$8.843	$10.390	63,707
	2008	$10.390	$5.349	54,986
	2009	$5.349	$9.007	50,865
	2010	$9.007	$11.311	50,095
	2011	$11.311	$10.369	28,506
	2012	$10.369	$11.453	28,196
	2013	$11.453	$16.971	28,193
	2014	$16.971	$17.634	26,054
	2015	$17.634	$18.825	26,181

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.289	$12.764	68,338
	2007	$12.764	$13.628	58,789
	2008	$13.628	$10.183	52,845
	2009	$10.183	$11.985	51,000
	2010	$11.985	$12.583	51,395
	2011	$12.583	$11.384	33,377
	2012	$11.384	$11.963	32,217
	2013	$11.963	$12.745	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.596	$12.073	0
	2007	$12.073	$11.150	0
	2008	$11.150	$6.718	0
	2009	$6.718	$8.573	0
	2010	$8.573	$9.638	0
	2011	$9.638	$9.034	0
	2012	$9.034	$10.579	0
	2013	$10.579	$14.109	0
	2014	$14.109	$15.357	0
	2015	$15.357	$13.959	0

Putnam VT International Equity Fund - Class IB
	2006	$10.366	$13.014	1,346
	2007	$13.014	$13.861	0
	2008	$13.861	$7.636	0
	2009	$7.636	$9.355	0
	2010	$9.355	$10.118	0
	2011	$10.118	$8.261	0
	2012	$8.261	$9.900	0
	2013	$9.900	$12.463	0
	2014	$12.463	$11.420	0
	2015	$11.420	$11.241	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.997	$16.138	897
	2007	$16.138	$13.844	0
	2008	$13.844	$8.251	0
	2009	$8.251	$10.668	0
	2010	$10.668	$13.211	0
	2011	$13.211	$12.372	0
	2012	$12.372	$14.287	0
	2013	$14.287	$19.606	0
	2014	$19.606	$19.934	0
	2015	$19.934	$18.763	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.178	$7.439	5,273
	2007	$7.439	$7.716	1,478
	2008	$7.716	$4.775	0
	2009	$4.775	$7.693	0
	2010	$7.693	$9.135	0
	2011	$9.135	$7.377	0
	2012	$7.377	$8.282	0
	2013	$8.282	$11.701	0
	2014	$11.701	$12.619	0
	2015	$12.619	$11.646	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.389	$24.790	1,463
	2007	$24.790	$34.221	286
	2008	$34.221	$14.590	286
	2009	$14.590	$24.357	286
	2010	$24.357	$28.497	286
	2011	$28.497	$22.909	286
	2012	$22.909	$27.010	286
	2013	$27.010	$26.277	671
	2014	$26.277	$24.670	286
	2015	$24.670	$21.656	286

UIF Global Infrastructure - Class I
	2014	$10.000	$17.138	0
	2015	$17.138	$14.529	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.437	$12.839	1,836
	2007	$12.839	$14.460	1,308
	2008	$14.460	$7.870	0
	2009	$7.870	$10.252	0
	2010	$10.252	$10.650	0
	2011	$10.650	$10.084	0
	2012	$10.084	$11.284	0
	2013	$11.284	$12.860	23,962
	2014	$12.860	$12.913	22,369
	2015	$12.913	$11.881	20,141

UIF Growth Portfolio, Class I
	2006	$8.603	$8.804	5,262
	2007	$8.804	$10.549	3,640
	2008	$10.549	$5.268	3,638
	2009	$5.268	$8.574	3,637
	2010	$8.574	$10.354	3,636
	2011	$10.354	$9.893	2,710
	2012	$9.893	$11.122	2,710
	2013	$11.122	$16.188	2,710
	2014	$16.188	$16.924	2,710
	2015	$16.924	$18.672	2,710

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.066	$15.110	550
	2007	$15.110	$18.217	473
	2008	$18.217	$9.532	0
	2009	$9.532	$14.771	0
	2010	$14.771	$19.212	0
	2011	$19.212	$17.540	0
	2012	$17.540	$18.738	0
	2013	$18.738	$25.324	0
	2014	$25.324	$25.382	0
	2015	$25.382	$23.477	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$22.008	$29.865	1,809
	2007	$29.865	$24.342	243
	2008	$24.342	$14.859	243
	2009	$14.859	$18.746	9
	2010	$18.746	$23.948	7
	2011	$23.948	$24.934	0
	2012	$24.934	$28.389	0
	2013	$28.389	$28.478	0
	2014	$28.478	$36.313	0
	2015	$36.313	$36.468	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.68

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.344	$13.038	0
	2007	$13.038	$13.429	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.566	$8.311	0
	2007	$8.311	$9.197	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.867	$7.679	0
	2007	$7.679	$8.570	0

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.840	$11.647	0
	2007	$11.647	$11.751	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.204	$13.014	0
	2007	$13.014	$13.264	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.878	$13.814	0
	2007	$13.814	$14.041	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.319	$13.008	4,583
	2007	$13.008	$12.473	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.450	$14.854	0
	2007	$14.854	$16.846	0

Invesco V.I. American Franchise Fund - Series I
	2006	$6.124	$6.188	0
	2007	$6.188	$7.109	0

Invesco V.I. American Value Fund - Series I
	2006	$11.985	$14.211	0
	2007	$14.211	$15.054	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.896	$8.245	0
	2007	$8.245	$9.072	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.277	$14.024	0
	2007	$14.024	$13.494	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.785	0
	2007	$10.785	$11.452	0

Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.931	$11.930	1,154
	2007	$11.930	$12.213	362
	2008	$12.213	$7.636	361
	2009	$7.636	$9.325	360
	2010	$9.325	$10.120	0
	2011	$10.120	$9.962	0
	2012	$9.962	$11.619	0
	2013	$11.619	$14.956	0
	2014	$14.956	$16.577	0
	2015	$16.577	$16.621	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.060	0
	2012	$10.060	$11.240	0
	2013	$11.240	$13.527	0
	2014	$13.527	$13.380	0
	2015	$13.380	$12.957	0

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.497	$14.971	369
	2007	$14.971	$15.738	369
	2008	$15.738	$9.131	368
	2009	$9.131	$10.445	367
	2010	$10.445	$11.499	0
	2011	$11.499	$12.412	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.699	$8.266	0
	2007	$8.266	$8.458	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.740	$14.294	0
	2007	$14.294	$14.490	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.424	$12.484	0
	2007	$12.484	$13.434	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.132	$12.505	0
	2007	$12.505	$14.445	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.188	$10.430	0
	2007	$10.430	$10.781	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.621	$10.190	6,026
	2007	$10.190	$12.045	6,026
	2008	$12.045	$7.895	4,331
	2009	$7.895	$9.250	4,331
	2010	$9.250	$9.716	4,331
	2011	$9.716	$11.079	4,331
	2012	$11.079	$12.917	4,331
	2013	$12.917	$14.962	4,331
	2014	$14.962	$15.824	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.979	$9.512	0
	2007	$9.512	$11.181	0

Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.729	$12.445	723
	2007	$12.445	$14.131	307
	2008	$14.131	$7.954	306
	2009	$7.954	$9.980	305
	2010	$9.980	$10.512	0
	2011	$10.512	$9.332	0
	2012	$9.332	$10.863	0
	2013	$10.863	$13.606	0
	2014	$13.606	$12.145	0
	2015	$12.145	$11.314	0

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.637	$10.059	0
	2007	$10.059	$11.569	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.492	$12.971	4,975
	2007	$12.971	$13.504	4,742
	2008	$13.504	$12.082	4,741
	2009	$12.082	$14.548	4,741
	2010	$14.548	$15.618	4,502
	2011	$15.618	$16.111	4,502
	2012	$16.111	$18.057	4,502
	2013	$18.057	$17.920	4,502
	2014	$17.920	$18.975	0
	2015	$18.975	$18.250	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.737	$11.000	0
	2007	$11.000	$11.123	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.070	$10.350	596
	2007	$10.350	$10.667	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.609	$8.811	10,064
	2007	$8.811	$10.346	8,500
	2008	$10.346	$5.323	6,541
	2009	$5.323	$8.958	6,541
	2010	$8.958	$11.243	6,541
	2011	$11.243	$10.300	6,541
	2012	$10.300	$11.370	6,541
	2013	$11.370	$16.839	6,541
	2014	$16.839	$17.487	6,541
	2015	$17.487	$18.656	6,541

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.255	$12.718	740
	2007	$12.718	$13.570	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.564	$12.030	0
	2007	$12.030	$11.103	0

Putnam VT International Equity Fund - Class IB
	2006	$10.335	$12.967	0
	2007	$12.967	$13.803	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.966	$16.093	0
	2007	$16.093	$13.797	0

Putnam VT Voyager Fund - Class IB
	2006	$7.156	$7.413	0
	2007	$7.413	$7.683	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.333	$24.700	0
	2007	$24.700	$34.077	0

UIF Global Infrastructure - Class I
	2014	$10.000	$16.995	4,331
	2015	$16.995	$14.398	4,331

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.406	$12.792	0
	2007	$12.792	$14.399	0

UIF Growth Portfolio, Class I
	2006	$8.577	$8.772	0
	2007	$8.772	$10.504	0

UIF Mid Cap Growth Portfolio, Class I
	2006	$14.036	$15.067	0
	2007	$15.067	$18.155	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$21.942	$29.757	0
	2007	$29.757	$24.239	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.68

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.886	$12.511	11,751
	2007	$12.511	$12.886	10,537
	2008	$12.886	$7.507	9,508
	2009	$7.507	$8.875	6,654
	2010	$8.875	$9.835	5,666
	2011	$9.835	$10.248	5,663
	2012	$10.248	$11.803	3,311
	2013	$11.803	$15.605	1,287
	2014	$15.605	$16.754	1,208
	2015	$16.754	$16.693	1,199

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.643	$7.415	5,175
	2007	$7.415	$8.206	5,367
	2008	$8.206	$4.627	3,926
	2009	$4.627	$6.040	4,166
	2010	$6.040	$6.811	2,020
	2011	$6.811	$6.756	1,961
	2012	$6.756	$7.538	0
	2013	$7.538	$9.902	0
	2014	$9.902	$10.989	0
	2015	$10.989	$11.747	3,165

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.086	$6.917	0
	2007	$6.917	$7.719	0
	2008	$7.719	$4.563	0
	2009	$4.563	$6.146	0
	2010	$6.146	$6.631	0
	2011	$6.631	$6.301	0
	2012	$6.301	$7.188	0
	2013	$7.188	$9.674	2,724
	2014	$9.674	$10.818	2,724
	2015	$10.818	$11.781	6,782

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.840	$11.647	0
	2007	$11.647	$11.751	0
	2008	$11.751	$8.845	0
	2009	$8.845	$12.399	0
	2010	$12.399	$13.795	3,200
	2011	$13.795	$14.170	3,106
	2012	$14.170	$16.085	3,106
	2013	$16.085	$17.039	2,433
	2014	$17.039	$16.734	2,433
	2015	$16.734	$14.939	2,325

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.204	$13.014	1,371
	2007	$13.014	$13.264	0
	2008	$13.264	$9.166	3,005
	2009	$9.166	$12.209	3,005
	2010	$12.209	$13.514	6,717
	2011	$13.514	$13.592	6,717
	2012	$13.592	$15.041	6,717
	2013	$15.041	$16.836	9,715
	2014	$16.836	$17.302	9,715
	2015	$17.302	$15.798	9,715

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.878	$13.814	1,317
	2007	$13.814	$14.041	0
	2008	$14.041	$8.674	0
	2009	$8.674	$10.741	927
	2010	$10.741	$11.733	872
	2011	$11.733	$11.406	872
	2012	$11.406	$12.800	872
	2013	$12.800	$16.129	872
	2014	$16.129	$16.972	872
	2015	$16.972	$15.850	872

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.319	$13.008	832
	2007	$13.008	$12.473	0
	2008	$12.473	$8.207	0
	2009	$8.207	$10.413	926
	2010	$10.413	$13.117	898
	2011	$13.117	$12.401	898
	2012	$12.401	$14.422	898
	2013	$14.422	$19.302	898
	2014	$19.302	$19.069	898
	2015	$19.069	$17.349	898

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.451	$14.856	4,678
	2007	$14.856	$16.848	3,261
	2008	$16.848	$9.867	2,676
	2009	$9.867	$13.284	4,063
	2010	$13.284	$14.147	2,356
	2011	$14.147	$12.420	2,339
	2012	$12.420	$14.425	2,405
	2013	$14.425	$17.425	3,887
	2014	$17.425	$15.212	3,876
	2015	$15.212	$13.973	3,916

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.049	$5.101	8,374
	2007	$5.101	$5.861	8,502
	2008	$5.861	$2.937	4,980
	2009	$2.937	$4.791	2,273
	2010	$4.791	$5.641	1,966
	2011	$5.641	$5.199	1,876
	2012	$5.199	$5.809	1,289
	2013	$5.809	$7.996	640
	2014	$7.996	$8.518	153
	2015	$8.518	$8.787	101

Invesco V.I. American Value Fund - Series I
	2006	$11.419	$13.540	6,618
	2007	$13.540	$14.343	6,004
	2008	$14.343	$8.272	5,639
	2009	$8.272	$11.312	6,503
	2010	$11.312	$13.584	2,915
	2011	$13.584	$13.468	2,858
	2012	$13.468	$15.520	2,803
	2013	$15.520	$20.471	2,748
	2014	$20.471	$22.070	2,663
	2015	$22.070	$19.702	2,622

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.571	$6.863	1,441
	2007	$6.863	$7.551	1,548
	2008	$7.551	$4.265	1,544
	2009	$4.265	$5.073	1,712
	2010	$5.073	$5.756	1,799
	2011	$5.756	$5.207	1,732
	2012	$5.207	$5.977	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.277	$14.024	16,587
	2007	$14.024	$13.494	16,310
	2008	$13.494	$8.527	14,374
	2009	$8.527	$10.788	16,348
	2010	$10.788	$12.291	8,036
	2011	$12.291	$11.852	7,998
	2012	$11.852	$13.881	7,024
	2013	$13.881	$18.542	4,907
	2014	$18.542	$19.925	4,885
	2015	$19.925	$18.402	4,893

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.785	102
	2007	$10.785	$11.452	100
	2008	$11.452	$7.861	98
	2009	$7.861	$9.907	2,128
	2010	$9.907	$10.663	98
	2011	$10.663	$10.468	98
	2012	$10.468	$11.711	99
	2013	$11.711	$14.869	93
	2014	$14.869	$15.797	11
	2015	$15.797	$14.623	2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.854	$11.846	30,433
	2007	$11.846	$12.127	18,178
	2008	$12.127	$7.582	15,234
	2009	$7.582	$9.259	15,855
	2010	$9.259	$10.049	13,694
	2011	$10.049	$9.892	14,109
	2012	$9.892	$11.537	11,797
	2013	$11.537	$14.851	4,686
	2014	$14.851	$16.460	4,170
	2015	$16.460	$16.504	4,158

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.452	2,256
	2012	$13.452	$14.876	2,254
	2013	$14.876	$18.293	2,253
	2014	$18.293	$19.594	2,252
	2015	$19.594	$18.807	1,488

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.023	4,544
	2012	$10.023	$11.199	2,891
	2013	$11.199	$13.478	6,566
	2014	$13.478	$13.331	6,427
	2015	$13.331	$12.910	4,313

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.451	$14.916	7,278
	2007	$14.916	$15.681	7,510
	2008	$15.681	$9.098	4,212
	2009	$9.098	$10.407	4,363
	2010	$10.407	$11.457	4,512
	2011	$11.457	$12.366	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.556	295
	2014	$10.556	$10.549	297
	2015	$10.549	$10.035	302

Invesco V.I. High Yield Securities Fund - Series I
	2006	$6.743	$7.240	1,254
	2007	$7.240	$7.408	1,244
	2008	$7.408	$5.594	335
	2009	$5.594	$7.945	290
	2010	$7.945	$8.602	292
	2011	$8.602	$8.619	291
	2012	$8.619	$10.063	280
	2013	$10.063	$10.413	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.423	$13.939	218
	2007	$13.939	$14.131	979
	2008	$14.131	$10.232	869
	2009	$10.232	$12.581	1,510
	2010	$12.581	$13.888	2,258
	2011	$13.888	$14.786	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.424	$12.484	723
	2007	$12.484	$13.434	0
	2008	$13.434	$9.433	0
	2009	$9.433	$12.066	0
	2010	$12.066	$13.526	0
	2011	$13.526	$12.441	0
	2012	$12.441	$13.559	0
	2013	$13.559	$17.159	0
	2014	$17.159	$17.603	0
	2015	$17.603	$16.596	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.135	$12.508	199
	2007	$12.508	$14.449	179
	2008	$14.449	$7.546	222
	2009	$7.546	$11.592	197
	2010	$11.592	$14.493	962
	2011	$14.493	$12.905	963
	2012	$12.905	$14.151	968
	2013	$14.151	$18.989	947
	2014	$18.989	$20.089	943
	2015	$20.089	$19.940	937

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.480	$9.627	5,653
	2007	$9.627	$9.951	4,540
	2008	$9.951	$6.152	4,544
	2009	$6.152	$7.635	3,488
	2010	$7.635	$8.616	5,575
	2011	$8.616	$8.621	5,436
	2012	$8.621	$9.795	5,379
	2013	$9.795	$12.692	4,626
	2014	$12.692	$14.129	1,548
	2015	$14.129	$14.023	1,419

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.520	$10.071	3,704
	2007	$10.071	$11.904	6,042
	2008	$11.904	$7.803	6,014
	2009	$7.803	$9.142	6,006
	2010	$9.142	$9.603	6,006
	2011	$9.603	$10.950	6,001
	2012	$10.950	$12.766	6,001
	2013	$12.766	$14.787	7,970
	2014	$14.787	$15.639	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.162	$8.648	823
	2007	$8.648	$10.165	822
	2008	$10.165	$5.106	822
	2009	$5.106	$8.500	820
	2010	$8.500	$10.524	819
	2011	$10.524	$9.580	818
	2012	$9.580	$10.526	818
	2013	$10.526	$11.176	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.662	$12.359	15,677
	2007	$12.359	$14.033	14,253
	2008	$14.033	$7.899	14,009
	2009	$7.899	$9.911	12,374
	2010	$9.911	$10.440	12,349
	2011	$10.440	$9.267	12,465
	2012	$9.267	$10.788	10,587
	2013	$10.788	$13.512	5,539
	2014	$13.512	$12.061	3,008
	2015	$12.061	$11.235	2,173

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.920	$9.225	1,344
	2007	$9.225	$10.609	1,324
	2008	$10.609	$5.853	1,301
	2009	$5.853	$5.592	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.968	$13.465	12,224
	2007	$13.465	$14.018	12,766
	2008	$14.018	$12.542	12,556
	2009	$12.542	$15.102	12,121
	2010	$15.102	$16.212	17,871
	2011	$16.212	$16.725	19,700
	2012	$16.725	$18.744	18,769
	2013	$18.744	$18.603	18,323
	2014	$18.603	$19.697	18,091
	2015	$19.697	$18.945	17,756

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.824	$11.089	15,658
	2007	$11.089	$11.213	14,516
	2008	$11.213	$9.372	14,926
	2009	$9.372	$9.738	14,570
	2010	$9.738	$9.791	13,601
	2011	$9.791	$9.884	15,130
	2012	$9.884	$10.033	12,300
	2013	$10.033	$9.895	11,051
	2014	$9.895	$9.830	11,286
	2015	$9.830	$9.641	11,078

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.121	$10.402	22,394
	2007	$10.402	$10.721	16,764
	2008	$10.721	$10.790	25,252
	2009	$10.790	$10.602	8,518
	2010	$10.602	$10.416	2,294
	2011	$10.416	$10.234	2,426
	2012	$10.234	$10.054	2,444
	2013	$10.054	$9.877	500
	2014	$9.877	$9.704	20,423
	2015	$9.704	$9.534	525

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$7.879	$8.064	33,366
	2007	$8.064	$9.469	26,821
	2008	$9.469	$4.872	23,995
	2009	$4.872	$8.199	20,619
	2010	$8.199	$10.290	18,119
	2011	$10.290	$9.428	18,104
	2012	$9.428	$10.407	18,103
	2013	$10.407	$15.412	11,212
	2014	$15.412	$16.005	6,621
	2015	$16.005	$17.075	6,613

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$10.699	$12.089	58,835
	2007	$12.089	$12.900	60,892
	2008	$12.900	$9.633	39,513
	2009	$9.633	$11.331	41,225
	2010	$11.331	$11.890	49,151
	2011	$11.890	$10.751	44,482
	2012	$10.751	$11.290	43,481
	2013	$11.290	$12.026	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.406	$11.850	0
	2007	$11.850	$10.937	0
	2008	$10.937	$6.586	0
	2009	$6.586	$8.399	0
	2010	$8.399	$9.437	0
	2011	$9.437	$8.840	0
	2012	$8.840	$10.346	0
	2013	$10.346	$13.790	0
	2014	$13.790	$15.000	0
	2015	$15.000	$13.626	0

Putnam VT International Equity Fund - Class IB
	2006	$9.959	$12.496	3,745
	2007	$12.496	$13.301	3,714
	2008	$13.301	$7.323	3,811
	2009	$7.323	$8.966	1,972
	2010	$8.966	$9.691	1,985
	2011	$9.691	$7.908	2,034
	2012	$7.908	$9.471	2,028
	2013	$9.471	$11.916	407
	2014	$11.916	$10.912	443
	2015	$10.912	$10.734	441

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.966	$16.093	809
	2007	$16.093	$13.797	180
	2008	$13.797	$8.218	216
	2009	$8.218	$10.619	218
	2010	$10.619	$13.142	203
	2011	$13.142	$12.301	194
	2012	$12.301	$14.196	184
	2013	$14.196	$19.469	160
	2014	$19.469	$19.783	160
	2015	$19.783	$18.610	160

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$6.361	$6.589	0
	2007	$6.589	$6.829	0
	2008	$6.829	$4.224	0
	2009	$4.224	$6.801	0
	2010	$6.801	$8.071	0
	2011	$8.071	$6.513	0
	2012	$6.513	$7.308	0
	2013	$7.308	$10.319	0
	2014	$10.319	$11.122	0
	2015	$11.122	$10.258	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$16.121	$21.720	4,257
	2007	$21.720	$29.966	3,247
	2008	$29.966	$12.768	351
	2009	$12.768	$21.303	999
	2010	$21.303	$24.909	828
	2011	$24.909	$20.012	821
	2012	$20.012	$23.581	509
	2013	$23.581	$22.927	511
	2014	$22.927	$21.511	479
	2015	$21.511	$18.872	475

UIF Global Infrastructure - Class I
	2014	$10.000	$16.796	4,835
	2015	$16.796	$14.230	106

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.036	$12.337	1,172
	2007	$12.337	$13.887	1,152
	2008	$13.887	$7.554	224
	2009	$7.554	$9.834	2,273
	2010	$9.834	$10.210	225
	2011	$10.210	$9.661	224
	2012	$9.661	$10.804	225
	2013	$10.804	$12.306	38,801
	2014	$12.306	$12.350	37,862
	2015	$12.350	$11.356	37,033

UIF Growth Portfolio, Class I
	2006	$7.491	$7.661	2,037
	2007	$7.661	$9.174	1,913
	2008	$9.174	$4.579	1,987
	2009	$4.579	$7.447	1,847
	2010	$7.447	$8.988	1,720
	2011	$8.988	$8.583	1,652
	2012	$8.583	$9.643	1,646
	2013	$9.643	$14.027	1,504
	2014	$14.027	$14.656	1,428
	2015	$14.656	$16.160	1,366

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.036	$15.067	2,214
	2007	$15.067	$18.155	1,446
	2008	$18.155	$9.494	1,166
	2009	$9.494	$14.704	1,950
	2010	$14.704	$19.112	1,305
	2011	$19.112	$17.438	1,199
	2012	$17.438	$18.619	602
	2013	$18.619	$25.147	602
	2014	$25.147	$25.189	602
	2015	$25.189	$23.286	602

UIF U.S. Real Estate Portfolio, Class I
	2006	$23.523	$31.901	1,617
	2007	$31.901	$25.986	1,573
	2008	$25.986	$15.853	1,083
	2009	$15.853	$19.989	1,645
	2010	$19.989	$25.520	1,495
	2011	$25.520	$26.555	1,438
	2012	$26.555	$30.216	1,127
	2013	$30.216	$30.292	864
	2014	$30.292	$38.603	836
	2015	$38.603	$38.745	2,115

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.68

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$13.208	$15.179	631
	2007	$15.179	$15.634	0
	2008	$15.634	$9.108	0
	2009	$9.108	$10.768	0
	2010	$10.768	$11.932	0
	2011	$11.932	$12.434	0
	2012	$12.434	$14.320	0
	2013	$14.320	$18.934	0
	2014	$18.934	$20.328	0
	2015	$20.328	$20.254	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$14.700	$14.262	0
	2007	$14.262	$15.783	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$13.009	$12.698	0
	2007	$12.698	$14.171	0

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.840	$11.647	0
	2007	$11.647	$11.751	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.204	$13.014	0
	2007	$13.014	$13.264	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.878	$13.814	0
	2007	$13.814	$14.041	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.319	$13.008	0
	2007	$13.008	$12.473	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.450	$14.854	0
	2007	$14.854	$16.846	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$11.687	$11.809	237
	2007	$11.809	$13.567	237
	2008	$13.567	$6.798	236
	2009	$6.798	$11.091	236
	2010	$11.091	$13.058	235
	2011	$13.058	$12.036	0
	2012	$12.036	$13.446	0
	2013	$13.446	$18.511	0
	2014	$18.511	$19.719	0
	2015	$19.719	$20.341	0

Invesco V.I. American Value Fund - Series I
	2006	$15.289	$18.129	238
	2007	$18.129	$19.204	0
	2008	$19.204	$11.076	0
	2009	$11.076	$15.146	0
	2010	$15.146	$18.188	0
	2011	$18.188	$18.033	0
	2012	$18.033	$20.780	0
	2013	$20.780	$27.408	0
	2014	$27.408	$29.550	0
	2015	$29.550	$26.379	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$12.856	$13.425	0
	2007	$13.425	$14.771	0

Invesco V.I. Comstock Fund - Series I
	2006	$13.919	$15.901	395
	2007	$15.901	$15.300	0
	2008	$15.300	$9.668	0
	2009	$9.668	$12.231	0
	2010	$12.231	$13.935	0
	2011	$13.935	$13.438	0
	2012	$13.438	$15.739	0
	2013	$15.739	$21.024	0
	2014	$21.024	$22.591	0
	2015	$22.591	$20.865	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.785	1,213
	2007	$10.785	$11.452	500
	2008	$11.452	$7.861	499
	2009	$7.861	$9.907	498
	2010	$9.907	$10.663	497
	2011	$10.663	$10.468	0
	2012	$10.468	$11.711	0
	2013	$11.711	$14.869	0
	2014	$14.869	$15.797	0
	2015	$15.797	$14.623	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$11.849	$12.932	479
	2007	$12.932	$13.239	0
	2008	$13.239	$8.277	0
	2009	$8.277	$10.108	0
	2010	$10.108	$10.970	0
	2011	$10.970	$10.799	0
	2012	$10.799	$12.595	0
	2013	$12.595	$16.213	0
	2014	$16.213	$17.970	0
	2015	$17.970	$18.017	0

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.608	0
	2012	$10.608	$11.853	0
	2013	$11.853	$14.264	0
	2014	$14.264	$14.109	0
	2015	$14.109	$13.663	0

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$13.178	$15.786	1,100
	2007	$15.786	$16.595	0
	2008	$16.595	$9.629	0
	2009	$9.629	$11.014	0
	2010	$11.014	$12.125	0
	2011	$12.125	$13.088	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$13.082	$14.046	0
	2007	$14.046	$14.373	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.753	$14.309	0
	2007	$14.309	$14.505	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.424	$12.484	0
	2007	$12.484	$13.434	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.132	$12.505	0
	2007	$12.505	$14.445	0
	2008	$14.445	$7.544	0
	2009	$7.544	$11.589	0
	2010	$11.589	$14.490	0
	2011	$14.490	$12.902	0
	2012	$12.902	$14.147	0
	2013	$14.147	$18.985	0
	2014	$18.985	$20.085	0
	2015	$20.085	$19.936	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$12.716	$14.436	0
	2007	$14.436	$14.922	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$14.366	$16.981	555
	2007	$16.981	$20.072	0
	2008	$20.072	$13.157	0
	2009	$13.157	$15.414	0
	2010	$15.414	$16.191	0
	2011	$16.191	$18.462	0
	2012	$18.462	$21.525	0
	2013	$21.525	$24.932	0
	2014	$24.932	$26.370	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$14.639	$15.510	0
	2007	$15.510	$18.230	0

Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$12.447	$15.922	546
	2007	$15.922	$18.079	546
	2008	$18.079	$10.176	545
	2009	$10.176	$12.768	544
	2010	$12.768	$13.450	543
	2011	$13.450	$11.939	0
	2012	$11.939	$13.898	0
	2013	$13.898	$17.408	0
	2014	$17.408	$15.538	0
	2015	$15.538	$14.474	0

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$12.825	$14.937	0
	2007	$14.937	$17.179	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$11.642	$12.089	513
	2007	$12.089	$12.585	0
	2008	$12.585	$11.260	0
	2009	$11.260	$13.559	0
	2010	$13.559	$14.555	0
	2011	$14.555	$15.015	0
	2012	$15.015	$16.828	0
	2013	$16.828	$16.701	0
	2014	$16.701	$17.684	0
	2015	$17.684	$17.009	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.155	$10.404	0
	2007	$10.404	$10.520	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$9.867	$10.141	0
	2007	$10.141	$10.452	0
	2008	$10.452	$10.519	0
	2009	$10.519	$10.336	0
	2010	$10.336	$10.155	0
	2011	$10.155	$9.977	0
	2012	$9.977	$9.802	0
	2013	$9.802	$9.630	0
	2014	$9.630	$9.461	0
	2015	$9.461	$9.295	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$13.358	$13.672	1,317
	2007	$13.672	$16.054	0
	2008	$16.054	$8.260	0
	2009	$8.260	$13.901	0
	2010	$13.901	$17.446	0
	2011	$17.446	$15.983	0
	2012	$15.983	$17.643	0
	2013	$17.643	$26.129	0
	2014	$26.129	$27.134	0
	2015	$27.134	$28.948	0

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$13.501	$15.255	1,843
	2007	$15.255	$16.278	0
	2008	$16.278	$12.156	0
	2009	$12.156	$14.299	0
	2010	$14.299	$15.004	0
	2011	$15.004	$13.566	0
	2012	$13.566	$14.246	0
	2013	$14.246	$15.175	0

Putnam VT Growth and Income Fund - Class IB
	2006	$12.700	$14.462	1,164
	2007	$14.462	$13.347	0
	2008	$13.347	$8.038	0
	2009	$8.038	$10.250	0
	2010	$10.250	$11.517	0
	2011	$11.517	$10.789	0
	2012	$10.789	$12.626	0
	2013	$12.626	$16.829	0
	2014	$16.829	$18.306	0
	2015	$18.306	$16.629	0

Putnam VT International Equity Fund - Class IB
	2006	$13.499	$16.937	0
	2007	$16.937	$18.029	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$15.399	$17.744	0
	2007	$17.744	$15.213	0

Putnam VT Voyager Fund - Class IB
	2006	$11.807	$12.230	0
	2007	$12.230	$12.676	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.769	$27.982	83
	2007	$27.982	$38.605	0
	2008	$38.605	$16.449	0
	2009	$16.449	$27.444	0
	2010	$27.444	$32.090	0
	2011	$32.090	$25.782	0
	2012	$25.782	$30.379	0
	2013	$30.379	$29.537	0
	2014	$29.537	$27.713	0
	2015	$27.713	$24.313	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Infrastructure - Class I
	2014	$10.000	$28.320	0
	2015	$28.320	$23.993	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$13.280	$16.326	0
	2007	$16.326	$18.376	0
	2013	$10.000	$16.518	0
	2014	$16.518	$16.576	0
	2015	$16.576	$15.242	0

UIF Growth Portfolio, Class I
	2006	$13.174	$13.473	471
	2007	$13.473	$16.134	471
	2008	$16.134	$8.053	470
	2009	$8.053	$13.097	469
	2010	$13.097	$15.808	468
	2011	$15.808	$15.095	0
	2012	$15.095	$16.960	0
	2013	$16.960	$24.670	0
	2014	$24.670	$25.776	0
	2015	$25.776	$28.420	0

UIF Mid Cap Growth Portfolio, Class I
	2006	$16.684	$17.910	0
	2007	$17.910	$21.580	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$18.716	$25.383	84
	2007	$25.383	$20.676	0
	2008	$20.676	$12.613	0
	2009	$12.613	$15.904	0
	2010	$15.904	$20.305	0
	2011	$20.305	$21.128	0
	2012	$21.128	$24.041	0
	2013	$24.041	$24.102	0
	2014	$24.102	$30.715	0
	2015	$30.715	$30.828	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.69

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.339	$13.030	8,856
	2007	$13.030	$13.419	10,400
	2008	$13.419	$7.817	8,262
	2009	$7.817	$9.241	6,692
	2010	$9.241	$10.239	6,112
	2011	$10.239	$10.668	4,938
	2012	$10.668	$12.285	3,550
	2013	$12.285	$16.241	2,916
	2014	$16.241	$17.435	2,908
	2015	$17.435	$17.370	2,820

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.562	$8.306	268
	2007	$8.306	$9.191	279
	2008	$9.191	$5.182	278
	2009	$5.182	$6.763	302
	2010	$6.763	$7.626	283
	2011	$7.626	$7.563	267
	2012	$7.563	$8.438	239
	2013	$8.438	$11.083	224
	2014	$11.083	$12.298	207
	2015	$12.298	$13.145	77

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.863	$7.674	2,596
	2007	$7.674	$8.564	1,759
	2008	$8.564	$5.062	1,723
	2009	$5.062	$6.817	2,356
	2010	$6.817	$7.354	4,705
	2011	$7.354	$6.988	4,680
	2012	$6.988	$7.970	4,638
	2013	$7.970	$10.725	4,609
	2014	$10.725	$11.993	4,580
	2015	$11.993	$13.059	4,438

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.838	$11.644	0
	2007	$11.644	$11.746	0
	2008	$11.746	$8.841	0
	2009	$8.841	$12.392	821
	2010	$12.392	$13.786	514
	2011	$13.786	$14.159	504
	2012	$14.159	$16.072	249
	2013	$16.072	$17.022	0
	2014	$17.022	$16.716	0
	2015	$16.716	$14.922	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.203	$13.012	15,516
	2007	$13.013	$13.261	15,848
	2008	$13.261	$9.162	5,563
	2009	$9.162	$12.203	5,688
	2010	$12.203	$13.506	6,625
	2011	$13.506	$13.583	6,137
	2012	$13.583	$15.030	5,737
	2013	$15.030	$16.821	5,347
	2014	$16.821	$17.286	5,344
	2015	$17.286	$15.781	2,674

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.877	$13.812	939
	2007	$13.810	$14.036	2,310
	2008	$14.036	$8.671	1,463
	2009	$8.671	$10.736	1,360
	2010	$10.736	$11.726	0
	2011	$11.726	$11.399	0
	2012	$11.399	$12.791	0
	2013	$12.791	$16.115	0
	2014	$16.115	$16.956	0
	2015	$16.956	$15.833	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.318	$13.006	15,142
	2007	$13.006	$12.470	15,239
	2008	$12.470	$8.204	15,074
	2009	$8.204	$10.408	14,971
	2010	$10.408	$13.109	2,175
	2011	$13.109	$12.393	2,944
	2012	$12.393	$14.411	2,851
	2013	$14.411	$19.285	2,713
	2014	$19.285	$19.051	2,759
	2015	$19.051	$17.330	2,795

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.449	$14.851	4,436
	2007	$14.850	$16.840	4,517
	2008	$16.840	$9.862	1,826
	2009	$9.862	$13.276	5,433
	2010	$13.276	$14.137	8,393
	2011	$14.137	$12.410	9,612
	2012	$12.410	$14.411	8,328
	2013	$14.411	$17.407	7,942
	2014	$17.407	$15.195	8,336
	2015	$15.195	$13.956	8,609

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.121	$6.184	11,668
	2007	$6.184	$7.104	9,893
	2008	$7.104	$3.559	7,331
	2009	$3.559	$5.806	7,365
	2010	$5.806	$6.835	5,667
	2011	$6.835	$6.299	5,447
	2012	$6.299	$7.037	3,922
	2013	$7.037	$9.686	3,712
	2014	$9.686	$10.318	3,452
	2015	$10.318	$10.642	2,927

Invesco V.I. American Value Fund - Series I
	2006	$11.979	$14.202	17,977
	2007	$14.202	$15.043	19,441
	2008	$15.043	$8.675	18,758
	2009	$8.675	$11.862	18,477
	2010	$11.862	$14.243	2,715
	2011	$14.243	$14.120	2,719
	2012	$14.120	$16.269	1,169
	2013	$16.269	$21.457	1,147
	2014	$21.457	$23.131	1,141
	2015	$23.131	$20.647	1,056

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.892	$8.240	6,468
	2007	$8.240	$9.066	4,307
	2008	$9.066	$5.121	3,928
	2009	$5.121	$6.090	2,586
	2010	$6.090	$6.909	2,122
	2011	$6.909	$6.250	2,089
	2012	$6.250	$7.174	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.272	$14.018	27,948
	2007	$14.018	$13.486	28,321
	2008	$13.486	$8.521	26,727
	2009	$8.521	$10.779	29,642
	2010	$10.779	$12.280	11,935
	2011	$12.280	$11.840	11,233
	2012	$11.840	$13.867	7,655
	2013	$13.867	$18.521	6,567
	2014	$18.521	$19.900	6,565
	2015	$19.900	$18.377	6,562

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.785	4,202
	2007	$10.785	$11.450	3,757
	2008	$11.450	$7.859	2,861
	2009	$7.859	$9.904	2,408
	2010	$9.904	$10.658	1,718
	2011	$10.658	$10.462	897
	2012	$10.462	$11.703	652
	2013	$11.703	$14.858	520
	2014	$14.858	$15.783	511
	2015	$15.783	$14.609	423

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.925	$11.923	73,240
	2007	$11.923	$12.205	66,472
	2008	$12.205	$7.630	63,301
	2009	$7.630	$9.316	56,711
	2010	$9.316	$10.110	51,756
	2011	$10.110	$9.952	51,821
	2012	$9.952	$11.605	49,616
	2013	$11.605	$14.937	48,460
	2014	$14.937	$16.554	48,237
	2015	$16.554	$16.596	44,787

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.779	6,875
	2012	$13.779	$15.236	5,592
	2013	$15.236	$18.735	4,828
	2014	$18.735	$20.065	4,822
	2015	$20.065	$19.257	2,286

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.048	21,592
	2012	$10.048	$11.227	20,205
	2013	$11.227	$13.509	19,791
	2014	$13.509	$13.361	19,787
	2015	$13.361	$12.937	19,648

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.491	$14.962	38,836
	2007	$14.962	$15.727	43,019
	2008	$15.727	$9.124	43,009
	2009	$9.124	$10.435	41,901
	2010	$10.435	$11.487	22,672
	2011	$11.487	$12.399	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.037	2,074
	2014	$12.037	$12.028	2,048
	2015	$12.028	$11.440	468

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.695	$8.261	3,671
	2007	$8.261	$8.453	3,741
	2008	$8.453	$6.382	3,660
	2009	$6.382	$9.063	2,493
	2010	$9.063	$9.811	2,500
	2011	$9.811	$9.830	2,506
	2012	$9.830	$11.475	2,075
	2013	$11.475	$11.874	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.733	$14.285	10,201
	2007	$14.285	$14.480	8,086
	2008	$14.480	$10.484	7,894
	2009	$10.484	$12.889	7,613
	2010	$12.889	$14.227	6,948
	2011	$14.227	$15.147	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.422	$12.481	0
	2007	$12.481	$13.429	0
	2008	$13.429	$9.429	0
	2009	$9.429	$12.059	0
	2010	$12.059	$13.517	0
	2011	$13.517	$12.431	0
	2012	$12.431	$13.548	0
	2013	$13.548	$17.142	0
	2014	$17.142	$17.584	0
	2015	$17.584	$16.577	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.130	$12.502	194
	2007	$12.502	$14.440	0
	2008	$14.440	$7.541	0
	2009	$7.541	$11.582	189
	2010	$11.582	$14.480	935
	2011	$14.480	$12.892	935
	2012	$12.892	$14.135	935
	2013	$14.135	$18.967	934
	2014	$18.967	$20.063	934
	2015	$20.063	$19.913	934

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.183	$10.424	3,029
	2007	$10.424	$10.774	2,119
	2008	$10.774	$6.660	926
	2009	$6.660	$8.264	944
	2010	$8.264	$9.325	822
	2011	$9.325	$9.330	693
	2012	$9.330	$10.599	570
	2013	$10.599	$13.733	441
	2014	$13.733	$15.286	425
	2015	$15.286	$15.169	326

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.617	$10.184	31,227
	2007	$10.184	$12.037	30,951
	2008	$12.037	$7.889	30,920
	2009	$7.889	$9.242	28,116
	2010	$9.242	$9.707	21,575
	2011	$9.707	$11.067	21,056
	2012	$11.067	$12.902	20,665
	2013	$12.902	$14.943	20,021
	2014	$14.943	$15.803	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.974	$9.507	25,208
	2007	$9.507	$11.173	23,141
	2008	$11.173	$5.612	23,136
	2009	$5.612	$9.342	25,878
	2010	$9.342	$11.564	8,749
	2011	$11.564	$10.527	9,456
	2012	$10.527	$11.565	8,992
	2013	$11.565	$12.278	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.724	$12.438	15,678
	2007	$12.438	$14.121	13,569
	2008	$14.121	$7.947	12,370
	2009	$7.947	$9.971	7,506
	2010	$9.971	$10.502	2,833
	2011	$10.502	$9.321	2,826
	2012	$9.321	$10.850	496
	2013	$10.850	$13.589	356
	2014	$13.589	$12.128	368
	2015	$12.128	$11.296	225

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.633	$10.053	737
	2007	$10.053	$11.561	707
	2008	$11.561	$6.378	704
	2009	$6.378	$6.092	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.486	$12.963	6,825
	2007	$12.963	$13.494	8,094
	2008	$13.494	$12.072	6,245
	2009	$12.072	$14.535	3,750
	2010	$14.535	$15.602	4,763
	2011	$15.602	$16.093	4,580
	2012	$16.093	$18.035	4,803
	2013	$18.035	$17.897	5,030
	2014	$17.897	$18.948	5,011
	2015	$18.948	$18.223	4,321

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.732	$10.993	1,193
	2007	$10.993	$11.115	773
	2008	$11.115	$9.290	772
	2009	$9.290	$9.651	1,519
	2010	$9.651	$9.703	1,450
	2011	$9.703	$9.794	1,361
	2012	$9.794	$9.941	855
	2013	$9.941	$9.803	493
	2014	$9.803	$9.738	493
	2015	$9.738	$9.550	492

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.065	$10.343	11,387
	2007	$10.343	$10.660	11,278
	2008	$10.660	$10.727	16,606
	2009	$10.727	$10.539	10,338
	2010	$10.539	$10.354	5,764
	2011	$10.354	$10.171	5,746
	2012	$10.171	$9.992	4,958
	2013	$9.992	$9.815	4,981
	2014	$9.815	$9.642	4,995
	2015	$9.642	$9.472	260

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.604	$8.806	44,228
	2007	$8.806	$10.339	45,750
	2008	$10.339	$5.319	45,943
	2009	$5.319	$8.950	44,831
	2010	$8.950	$11.232	16,607
	2011	$11.232	$10.289	17,110
	2012	$10.289	$11.356	15,030
	2013	$11.356	$16.817	22,639
	2014	$16.817	$17.462	22,388
	2015	$17.462	$18.628	20,387

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.250	$12.710	11,762
	2007	$12.710	$13.561	10,523
	2008	$13.561	$10.126	9,676
	2009	$10.126	$11.909	9,509
	2010	$11.909	$12.495	5,460
	2011	$12.495	$11.297	6,482
	2012	$11.297	$11.862	6,624
	2013	$11.862	$12.635	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.559	$12.023	2,957
	2007	$12.023	$11.095	3,835
	2008	$11.095	$6.681	3,552
	2009	$6.681	$8.519	3,203
	2010	$8.519	$9.571	1,801
	2011	$9.571	$8.965	1,527
	2012	$8.965	$10.490	597
	2013	$10.490	$13.981	522
	2014	$13.981	$15.207	508
	2015	$15.207	$13.812	415

Putnam VT International Equity Fund - Class IB
	2006	$10.330	$12.960	1,540
	2007	$12.960	$13.793	949
	2008	$13.793	$7.594	960
	2009	$7.594	$9.296	987
	2010	$9.296	$10.047	985
	2011	$10.047	$8.198	1,012
	2012	$8.198	$9.817	385
	2013	$9.817	$12.349	352
	2014	$12.349	$11.308	364
	2015	$11.308	$11.123	205

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.961	$16.085	0
	2007	$16.085	$13.789	0
	2008	$13.789	$8.213	0
	2009	$8.213	$10.611	0
	2010	$10.611	$13.131	0
	2011	$13.131	$12.289	0
	2012	$12.289	$14.181	0
	2013	$14.181	$19.447	0
	2014	$19.447	$19.758	0
	2015	$19.758	$18.584	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.153	$7.408	1,645
	2007	$7.408	$7.678	1,652
	2008	$7.678	$4.749	324
	2009	$4.749	$7.645	267
	2010	$7.645	$9.071	240
	2011	$9.071	$7.320	273
	2012	$7.320	$8.213	251
	2013	$8.213	$11.594	218
	2014	$11.594	$12.496	201
	2015	$12.496	$11.524	86

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.324	$24.685	8,155
	2007	$24.685	$34.053	7,690
	2008	$34.053	$14.508	6,894
	2009	$14.508	$24.204	8,118
	2010	$24.204	$28.298	4,799
	2011	$28.298	$22.733	5,040
	2012	$22.733	$26.784	4,549
	2013	$26.784	$26.039	4,505
	2014	$26.039	$24.428	4,546
	2015	$24.428	$21.429	4,548

UIF Global Infrastructure - Class I
	2014	$10.000	$16.971	19,793
	2015	$16.971	$14.376	19,790

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.401	$12.785	3,266
	2007	$12.785	$14.389	3,269
	2008	$14.389	$7.826	3,012
	2009	$7.826	$10.188	3,315
	2010	$10.188	$10.576	3,437
	2011	$10.576	$10.006	3,410
	2012	$10.006	$11.189	2,160
	2013	$11.189	$12.743	8,318
	2014	$12.743	$12.787	8,784
	2015	$12.787	$11.757	7,826

UIF Growth Portfolio, Class I
	2006	$8.573	$8.767	9,235
	2007	$8.767	$10.497	8,522
	2008	$10.497	$5.239	11,699
	2009	$5.239	$8.519	11,889
	2010	$8.519	$10.282	11,722
	2011	$10.282	$9.817	11,565
	2012	$9.817	$11.029	7,041
	2013	$11.029	$16.041	6,123
	2014	$16.041	$16.759	6,103
	2015	$16.759	$18.476	5,981

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.030	$15.060	3,722
	2007	$15.060	$18.144	4,198
	2008	$18.144	$9.487	3,458
	2009	$9.487	$14.692	4,823
	2010	$14.692	$19.096	4,432
	2011	$19.096	$17.422	4,881
	2012	$17.422	$18.599	4,400
	2013	$18.599	$25.118	3,698
	2014	$25.118	$25.158	3,696
	2015	$25.158	$23.254	3,763

UIF U.S. Real Estate Portfolio, Class I
	2006	$21.931	$29.739	12,811
	2007	$29.739	$24.222	11,837
	2008	$24.222	$14.775	10,559
	2009	$14.775	$18.628	11,090
	2010	$18.628	$23.781	2,162
	2011	$23.781	$24.742	2,218
	2012	$24.742	$28.151	1,901
	2013	$28.151	$28.219	1,754
	2014	$28.219	$35.958	1,686
	2015	$35.958	$36.087	1,609

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.304	$12.983	0
	2007	$12.983	$13.363	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.536	$8.276	0
	2007	$8.276	$9.152	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.839	$7.647	0
	2007	$7.647	$8.527	0

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.827	$11.625	0
	2007	$11.625	$11.720	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.191	$12.990	0
	2007	$12.990	$13.230	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.864	$13.788	0
	2007	$13.788	$14.005	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.314	$12.993	2,715
	2007	$12.993	$12.450	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.435	$14.826	0
	2007	$14.826	$16.802	0

Invesco V.I. American Franchise Fund - Series I
	2006	$6.102	$6.162	0
	2007	$6.162	$7.074	0

Invesco V.I. American Value Fund - Series I
	2006	$11.943	$14.151	0
	2007	$14.151	$14.980	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.868	$8.211	0
	2007	$8.211	$9.028	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series I
	2006	$12.245	$13.978	0
	2007	$13.978	$13.440	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.780	0
	2007	$10.780	$11.438	0

Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.892	$11.880	0
	2007	$11.880	$12.153	0

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.453	$14.908	0
	2007	$14.908	$15.661	0

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.672	$8.232	0
	2007	$8.232	$8.417	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.695	$14.234	0
	2007	$14.234	$14.419	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.410	$12.461	0
	2007	$12.461	$13.399	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.118	$12.482	0
	2007	$12.482	$14.408	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.155	$10.386	0
	2007	$10.386	$10.728	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.591	$10.147	0
	2007	$10.147	$11.986	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.947	$9.472	0
	2007	$9.472	$11.126	0

Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.695	$12.393	0
	2007	$12.393	$14.062	0

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.607	$10.017	0
	2007	$10.017	$11.513	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.448	$12.917	0
	2007	$12.917	$13.438	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.699	$10.953	0
	2007	$10.953	$11.068	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.035	$10.306	0
	2007	$10.306	$10.615	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.578	$8.774	0
	2007	$8.774	$10.295	0

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.216	$12.664	0
	2007	$12.664	$13.504	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.527	$11.979	0
	2007	$11.979	$11.048	0

Putnam VT International Equity Fund - Class IB
	2006	$10.298	$12.913	0
	2007	$12.913	$13.735	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.930	$16.041	0
	2007	$16.041	$13.742	0

Putnam VT Voyager Fund - Class IB
	2006	$7.131	$7.381	0
	2007	$7.381	$7.645	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.269	$24.596	0
	2007	$24.596	$33.910	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.369	$12.738	0
	2007	$12.738	$14.328	0

UIF Growth Portfolio, Class I
	2006	$8.547	$8.735	0
	2007	$8.735	$10.453	0

UIF Mid Cap Growth Portfolio, Class I
	2006	$14.000	$15.018	0
	2007	$15.018	$18.083	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$21.865	$29.632	0
	2007	$29.632	$24.120	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.847	$12.457	27,676
	2007	$12.457	$12.822	19,625
	2008	$12.822	$7.464	12,596
	2009	$7.464	$8.818	11,499
	2010	$8.818	$9.765	11,594
	2011	$9.765	$10.168	7,292
	2012	$10.168	$11.703	5,462
	2013	$11.703	$15.462	5,392
	2014	$15.462	$16.589	2,102
	2015	$16.589	$16.517	1,877

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.616	$7.384	5,694
	2007	$7.384	$8.165	3,315
	2008	$8.165	$4.601	3,336
	2009	$4.601	$6.001	1,532
	2010	$6.001	$6.763	1,416
	2011	$6.763	$6.704	1,380
	2012	$6.704	$7.474	1,356
	2013	$7.474	$9.811	1,308
	2014	$9.811	$10.880	1,244
	2015	$10.880	$11.623	1,692

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.061	$6.887	7,309
	2007	$6.887	$7.681	7,914
	2008	$7.681	$4.537	6,772
	2009	$4.537	$6.107	7,595
	2010	$6.107	$6.584	7,605
	2011	$6.584	$6.252	20,521
	2012	$6.252	$7.127	20,478
	2013	$7.127	$9.585	16,666
	2014	$9.585	$10.712	5,466
	2015	$10.712	$11.657	5,336

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.828	$11.626	0
	2007	$11.626	$11.721	0
	2008	$11.721	$8.816	0
	2009	$8.816	$12.350	1,495
	2010	$12.350	$13.731	1,325
	2011	$13.731	$14.095	2,368
	2012	$14.095	$15.989	793
	2013	$15.989	$16.925	793
	2014	$16.925	$16.610	793
	2015	$16.610	$14.818	792

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.191	$12.991	8,186
	2007	$12.991	$13.230	10,360
	2008	$13.230	$9.136	10,538
	2009	$9.136	$12.161	9,968
	2010	$12.161	$13.451	13,853
	2011	$13.451	$13.520	15,452
	2012	$13.520	$14.951	14,650
	2013	$14.951	$16.723	12,738
	2014	$16.723	$17.174	12,668
	2015	$17.174	$15.670	12,794

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.865	$13.789	10,351
	2007	$13.789	$14.006	7,625
	2008	$14.006	$8.647	9,477
	2009	$8.647	$10.699	7,878
	2010	$10.699	$11.679	10,993
	2011	$11.679	$11.346	11,847
	2012	$11.346	$12.724	11,733
	2013	$12.724	$16.021	9,108
	2014	$16.021	$16.847	8,996
	2015	$16.847	$15.722	8,918

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.314	$12.993	4,583
	2007	$12.993	$12.450	3,747
	2008	$12.450	$8.186	3,421
	2009	$8.186	$10.379	3,243
	2010	$10.379	$13.065	2,925
	2011	$13.065	$12.343	7,978
	2012	$12.343	$14.345	8,010
	2013	$14.345	$19.185	4,646
	2014	$19.185	$18.940	2,852
	2015	$18.940	$17.220	2,873

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.437	$14.828	4,288
	2007	$14.828	$16.804	1,254
	2008	$16.804	$9.835	2,151
	2009	$9.835	$13.231	1,914
	2010	$13.231	$14.081	1,561
	2011	$14.081	$12.353	3,273
	2012	$12.353	$14.337	2,461
	2013	$14.337	$17.307	1,575
	2014	$17.307	$15.099	1,598
	2015	$15.099	$13.859	1,620

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$5.030	$5.079	44,530
	2007	$5.079	$5.832	40,186
	2008	$5.832	$2.920	31,171
	2009	$2.920	$4.761	30,213
	2010	$4.761	$5.601	29,857
	2011	$5.601	$5.159	22,953
	2012	$5.159	$5.759	28,989
	2013	$5.759	$7.923	28,809
	2014	$7.923	$8.434	25,900
	2015	$8.434	$8.694	18,844

Invesco V.I. American Value Fund - Series I
	2006	$11.378	$13.482	28,814
	2007	$13.482	$14.272	15,630
	2008	$14.272	$8.225	9,207
	2009	$8.225	$11.240	8,374
	2010	$11.240	$13.488	7,483
	2011	$13.488	$13.364	8,830
	2012	$13.364	$15.388	7,417
	2013	$15.388	$20.283	5,789
	2014	$20.283	$21.853	2,865
	2015	$21.853	$19.494	2,857

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.548	$6.833	22,062
	2007	$6.833	$7.513	13,008
	2008	$7.513	$4.241	7,570
	2009	$4.241	$5.041	7,134
	2010	$5.041	$5.715	6,820
	2011	$5.715	$5.167	6,142
	2012	$5.167	$5.929	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.245	$13.978	43,977
	2007	$13.978	$13.440	25,584
	2008	$13.440	$8.487	22,981
	2009	$8.487	$10.730	20,191
	2010	$10.730	$12.216	19,902
	2011	$12.216	$11.772	22,674
	2012	$11.772	$13.778	22,024
	2013	$13.778	$18.392	20,480
	2014	$18.392	$19.749	12,184
	2015	$19.749	$18.227	12,033

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.780	5,895
	2007	$10.780	$11.438	3,680
	2008	$11.438	$7.846	3,616
	2009	$7.846	$9.882	3,525
	2010	$9.882	$10.628	3,465
	2011	$10.628	$10.427	4,369
	2012	$10.427	$11.656	4,362
	2013	$11.656	$14.790	4,353
	2014	$14.790	$15.701	4,339
	2015	$15.701	$14.524	4,202

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.815	$11.795	109,240
	2007	$11.795	$12.067	87,041
	2008	$12.067	$7.539	75,968
	2009	$7.539	$9.200	70,704
	2010	$9.200	$9.978	69,926
	2011	$9.978	$9.815	58,496
	2012	$9.815	$11.439	55,385
	2013	$11.439	$14.715	53,205
	2014	$14.715	$16.298	49,541
	2015	$16.298	$16.330	48,086

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.347	1,111
	2012	$13.347	$14.750	450
	2013	$14.750	$18.126	433
	2014	$18.126	$19.401	432
	2015	$19.401	$18.608	1,857

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.945	17,073
	2012	$9.945	$11.104	14,279
	2013	$11.104	$13.354	13,613
	2014	$13.354	$13.200	12,334
	2015	$13.200	$12.773	12,182

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.406	$14.852	44,403
	2007	$14.852	$15.602	35,714
	2008	$15.602	$9.046	27,718
	2009	$9.046	$10.340	27,027
	2010	$10.340	$11.376	23,065
	2011	$11.376	$12.276	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.460	2,547
	2014	$10.460	$10.445	2,085
	2015	$10.445	$9.929	2,083

Invesco V.I. High Yield Securities Fund - Series I
	2006	$6.719	$7.209	7,578
	2007	$7.209	$7.371	4,922
	2008	$7.371	$5.563	3,226
	2009	$5.563	$7.894	3,434
	2010	$7.894	$8.541	3,731
	2011	$8.541	$8.552	2,890
	2012	$8.552	$9.977	2,549
	2013	$9.977	$10.322	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.379	$13.879	5,167
	2007	$13.879	$14.060	3,525
	2008	$14.060	$10.174	1,680
	2009	$10.174	$12.500	1,414
	2010	$12.500	$13.789	1,155
	2011	$13.789	$14.678	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.413	$12.464	471
	2007	$12.464	$13.402	608
	2008	$13.402	$9.404	457
	2009	$9.404	$12.021	1,690
	2010	$12.021	$13.466	1,578
	2011	$13.466	$12.377	1,688
	2012	$12.377	$13.480	458
	2013	$13.480	$17.046	457
	2014	$17.046	$17.476	457
	2015	$17.476	$16.464	456

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.121	$12.485	411
	2007	$12.485	$14.412	384
	2008	$14.412	$7.521	621
	2009	$7.521	$11.546	1,067
	2010	$11.546	$14.426	830
	2011	$14.426	$12.836	2,026
	2012	$12.836	$14.065	829
	2013	$14.065	$18.862	828
	2014	$18.862	$19.940	828
	2015	$19.940	$19.778	827

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$8.450	$9.586	70,161
	2007	$9.586	$9.902	62,388
	2008	$9.902	$6.117	59,785
	2009	$6.117	$7.586	61,141
	2010	$7.586	$8.555	59,820
	2011	$8.555	$8.554	37,600
	2012	$8.554	$9.712	37,080
	2013	$9.712	$12.576	36,506
	2014	$12.576	$13.990	35,405
	2015	$13.990	$13.875	31,923

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.489	$10.028	26,562
	2007	$10.028	$11.845	18,111
	2008	$11.845	$7.759	17,037
	2009	$7.759	$9.083	14,810
	2010	$9.083	$9.535	14,377
	2011	$9.535	$10.865	14,846
	2012	$10.865	$12.658	13,019
	2013	$12.658	$14.652	12,599
	2014	$14.652	$15.493	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.133	$8.611	30,853
	2007	$8.611	$10.114	22,855
	2008	$10.114	$5.077	17,393
	2009	$5.077	$8.446	15,134
	2010	$8.446	$10.449	14,803
	2011	$10.449	$9.506	14,163
	2012	$9.506	$10.437	9,933
	2013	$10.437	$11.079	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.627	$12.306	50,633
	2007	$12.306	$13.963	25,894
	2008	$13.963	$7.854	23,117
	2009	$7.854	$9.848	21,883
	2010	$9.848	$10.366	21,550
	2011	$10.366	$9.195	12,277
	2012	$9.195	$10.696	11,538
	2013	$10.696	$13.388	9,025
	2014	$13.388	$11.942	7,883
	2015	$11.942	$11.117	5,268

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$7.892	$9.185	16,086
	2007	$9.185	$10.556	11,447
	2008	$10.556	$5.820	11,400
	2009	$5.820	$5.559	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.921	$13.407	46,127
	2007	$13.407	$13.948	33,898
	2008	$13.948	$12.471	22,190
	2009	$12.471	$15.006	26,084
	2010	$15.006	$16.098	23,134
	2011	$16.098	$16.595	16,006
	2012	$16.595	$18.586	12,688
	2013	$18.586	$18.432	18,302
	2014	$18.432	$19.503	9,019
	2015	$19.503	$18.745	7,277

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.785	$11.041	21,857
	2007	$11.041	$11.157	18,737
	2008	$11.157	$9.319	8,724
	2009	$9.319	$9.676	10,174
	2010	$9.676	$9.722	10,070
	2011	$9.722	$9.807	6,037
	2012	$9.807	$9.948	5,414
	2013	$9.948	$9.804	5,918
	2014	$9.804	$9.733	6,147
	2015	$9.733	$9.540	6,131

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$10.084	$10.357	17,287
	2007	$10.357	$10.667	10,558
	2008	$10.667	$10.728	38,951
	2009	$10.728	$10.534	25,961
	2010	$10.534	$10.342	23,762
	2011	$10.342	$10.154	27,679
	2012	$10.154	$9.969	26,625
	2013	$9.969	$9.787	18,407
	2014	$9.787	$9.609	15,843
	2015	$9.609	$9.433	12,717

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$7.851	$8.030	178,335
	2007	$8.030	$9.422	130,938
	2008	$9.422	$4.844	110,932
	2009	$4.844	$8.147	102,078
	2010	$8.147	$10.218	91,584
	2011	$10.218	$9.354	69,636
	2012	$9.354	$10.318	58,841
	2013	$10.318	$15.271	60,774
	2014	$15.271	$15.847	55,368
	2015	$15.847	$16.894	54,629

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$10.661	$12.037	61,412
	2007	$12.037	$12.836	47,835
	2008	$12.836	$9.578	35,254
	2009	$9.578	$11.259	31,601
	2010	$11.259	$11.806	32,815
	2011	$11.806	$10.667	22,470
	2012	$10.667	$11.194	20,315
	2013	$11.194	$11.921	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.369	$11.799	5,607
	2007	$11.799	$10.882	4,083
	2008	$10.882	$6.549	5,121
	2009	$6.549	$8.345	5,037
	2010	$8.345	$9.370	5,040
	2011	$9.370	$8.772	5,036
	2012	$8.772	$10.258	5,029
	2013	$10.258	$13.663	4,935
	2014	$13.663	$14.852	4,295
	2015	$14.852	$13.483	4,292

Putnam VT International Equity Fund - Class IB
	2006	$9.923	$12.442	21,948
	2007	$12.442	$13.235	11,301
	2008	$13.235	$7.282	11,667
	2009	$7.282	$8.909	10,162
	2010	$8.909	$9.623	10,328
	2011	$9.623	$7.847	17,950
	2012	$7.847	$9.391	17,299
	2013	$9.391	$11.806	18,365
	2014	$11.806	$10.804	8,829
	2015	$10.804	$10.621	8,642

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.930	$16.041	549
	2007	$16.041	$13.742	547
	2008	$13.742	$8.180	458
	2009	$8.180	$10.562	460
	2010	$10.562	$13.063	449
	2011	$13.063	$12.218	449
	2012	$12.218	$14.090	446
	2013	$14.090	$19.311	438
	2014	$19.311	$19.608	439
	2015	$19.608	$18.433	439

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$6.338	$6.560	1,787
	2007	$6.560	$6.795	657
	2008	$6.795	$4.200	576
	2009	$4.200	$6.758	2,264
	2010	$6.758	$8.013	2,253
	2011	$8.013	$6.463	516
	2012	$6.463	$7.247	542
	2013	$7.247	$10.224	534
	2014	$10.224	$11.013	488
	2015	$11.013	$10.150	478

UIF Emerging Markets Equity Portfolio, Class I
	2006	$16.063	$21.627	7,347
	2007	$21.627	$29.816	5,908
	2008	$29.816	$12.695	2,353
	2009	$12.695	$21.167	2,037
	2010	$21.167	$24.733	2,724
	2011	$24.733	$19.857	4,180
	2012	$19.857	$23.381	3,713
	2013	$23.381	$22.717	4,321
	2014	$22.717	$21.299	1,473
	2015	$21.299	$18.673	1,442

UIF Global Infrastructure - Class I
	2014	$10.000	$16.630	11,459
	2015	$16.630	$14.080	11,472

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.000	$12.285	10,031
	2007	$12.285	$13.817	8,078
	2008	$13.817	$7.511	5,632
	2009	$7.511	$9.772	8,053
	2010	$9.772	$10.138	8,345
	2011	$10.138	$9.586	5,969
	2012	$9.586	$10.713	4,928
	2013	$10.713	$12.194	34,413
	2014	$12.194	$12.228	32,360
	2015	$12.228	$11.236	32,178

UIF Growth Portfolio, Class I
	2006	$7.464	$7.628	21,248
	2007	$7.628	$9.128	17,110
	2008	$9.128	$4.553	18,805
	2009	$4.553	$7.399	18,584
	2010	$7.399	$8.925	18,304
	2011	$8.925	$8.516	18,243
	2012	$8.516	$9.562	18,170
	2013	$9.562	$13.899	17,968
	2014	$13.899	$14.512	18,613
	2015	$14.512	$15.989	18,554

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.000	$15.018	9,167
	2007	$15.018	$18.083	6,969
	2008	$18.083	$9.449	5,402
	2009	$9.449	$14.625	3,616
	2010	$14.625	$18.996	2,557
	2011	$18.996	$17.321	6,870
	2012	$17.321	$18.480	7,001
	2013	$18.480	$24.942	4,075
	2014	$24.942	$24.967	2,166
	2015	$24.967	$23.064	1,779

UIF U.S. Real Estate Portfolio, Class I
	2006	$23.438	$31.765	10,906
	2007	$31.765	$25.856	7,275
	2008	$25.856	$15.763	4,752
	2009	$15.763	$19.861	5,211
	2010	$19.861	$25.339	4,471
	2011	$25.339	$26.348	3,324
	2012	$26.348	$29.960	2,564
	2013	$29.960	$30.015	2,644
	2014	$30.015	$38.223	2,648
	2015	$38.223	$38.336	2,548

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.88

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.231	$12.881	7,408
	2007	$12.881	$13.241	7,338
	2008	$13.241	$7.698	6,768
	2009	$7.698	$9.083	6,050
	2010	$9.083	$10.045	5,321
	2011	$10.045	$10.446	4,335
	2012	$10.446	$12.007	4,334
	2013	$12.007	$15.844	4,333
	2014	$15.844	$16.977	4,332
	2015	$16.977	$16.881	3,745

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$8.480	$8.211	0
	2007	$8.211	$9.069	0
	2008	$9.069	$5.103	0
	2009	$5.103	$6.648	0
	2010	$6.648	$7.482	0
	2011	$7.482	$7.406	1,111
	2012	$7.406	$8.247	1,099
	2013	$8.247	$10.812	1,033
	2014	$10.812	$11.974	955
	2015	$11.974	$12.775	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$7.788	$7.587	0
	2007	$7.587	$8.450	0
	2008	$8.450	$4.985	0
	2009	$4.985	$6.701	0
	2010	$6.701	$7.215	0
	2011	$7.215	$6.843	0
	2012	$6.843	$7.790	0
	2013	$7.790	$10.463	0
	2014	$10.463	$11.677	0
	2015	$11.677	$12.691	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.803	$11.584	0
	2007	$11.584	$11.664	0
	2008	$11.664	$8.762	0
	2009	$8.762	$12.258	0
	2010	$12.258	$13.611	0
	2011	$13.611	$13.954	815
	2012	$13.954	$15.808	782
	2013	$15.808	$16.712	864
	2014	$16.712	$16.380	912
	2015	$16.380	$14.594	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.168	$12.947	3,749
	2007	$12.947	$13.168	3,748
	2008	$13.168	$9.081	3,747
	2009	$9.081	$12.072	3,745
	2010	$12.072	$13.336	3,743
	2011	$13.336	$13.387	5,539
	2012	$13.387	$14.784	5,482
	2013	$14.784	$16.515	5,055
	2014	$16.515	$16.939	4,582
	2015	$16.939	$15.435	1,606

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.838	$13.740	0
	2007	$13.740	$13.937	0
	2008	$13.937	$8.593	0
	2009	$8.593	$10.619	0
	2010	$10.619	$11.577	0
	2011	$11.577	$11.232	0
	2012	$11.232	$12.580	0
	2013	$12.580	$15.819	0
	2014	$15.819	$16.613	0
	2015	$16.613	$15.483	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$11.304	$12.965	0
	2007	$12.965	$12.407	0
	2008	$12.407	$8.147	0
	2009	$8.147	$10.316	0
	2010	$10.316	$12.969	0
	2011	$12.969	$12.237	341
	2012	$12.237	$14.202	336
	2013	$14.202	$18.969	292
	2014	$18.969	$18.704	311
	2015	$18.704	$16.982	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.408	$14.774	0
	2007	$14.774	$16.722	0
	2008	$16.722	$9.774	0
	2009	$9.774	$13.132	0
	2010	$13.132	$13.957	0
	2011	$13.957	$12.228	442
	2012	$12.228	$14.174	450
	2013	$14.174	$17.088	428
	2014	$17.088	$14.888	493
	2015	$14.888	$13.648	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2006	$6.062	$6.113	546
	2007	$6.113	$7.009	0
	2008	$7.009	$3.505	0
	2009	$3.505	$5.707	0
	2010	$5.707	$6.706	0
	2011	$6.706	$6.169	0
	2012	$6.169	$6.878	0
	2013	$6.878	$9.449	0
	2014	$9.449	$10.046	0
	2015	$10.046	$10.342	0

Invesco V.I. American Value Fund - Series I
	2006	$11.865	$14.041	3,931
	2007	$14.041	$14.844	3,873
	2008	$14.844	$8.544	3,359
	2009	$8.544	$11.660	3,359
	2010	$11.660	$13.974	3,359
	2011	$13.974	$13.827	3,359
	2012	$13.827	$15.902	3,359
	2013	$15.902	$20.932	3,359
	2014	$20.932	$22.523	3,359
	2015	$22.523	$20.066	3,359

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$7.817	$8.147	1,989
	2007	$8.147	$8.945	1,986
	2008	$8.945	$5.043	0
	2009	$5.043	$5.986	0
	2010	$5.986	$6.778	0
	2011	$6.778	$6.120	0
	2012	$6.120	$7.020	0

Invesco V.I. Comstock Fund - Series I
	2006	$12.187	$13.894	560
	2007	$13.894	$13.342	547
	2008	$13.342	$8.414	0
	2009	$8.414	$10.623	0
	2010	$10.623	$12.079	0
	2011	$12.079	$11.625	482
	2012	$11.625	$13.588	461
	2013	$13.588	$18.115	407
	2014	$18.115	$19.426	394
	2015	$19.426	$17.906	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.771	2,558
	2007	$10.771	$11.413	2,558
	2008	$11.413	$7.819	2,558
	2009	$7.819	$9.835	2,558
	2010	$9.835	$10.563	2,558
	2011	$10.563	$10.350	2,558
	2012	$10.350	$11.555	2,558
	2013	$11.555	$14.643	2,558
	2014	$14.643	$15.525	2,558
	2015	$15.525	$14.342	2,558

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series I
	2006	$10.821	$11.787	15,535
	2007	$11.787	$12.043	15,134
	2008	$12.043	$7.514	14,330
	2009	$7.514	$9.158	13,196
	2010	$9.158	$9.919	13,029
	2011	$9.919	$9.745	13,452
	2012	$9.745	$11.342	13,275
	2013	$11.342	$14.571	13,123
	2014	$14.571	$16.118	12,990
	2015	$16.118	$16.129	12,427

Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.493	8,960
	2012	$13.493	$14.891	8,960
	2013	$14.891	$18.276	8,960
	2014	$18.276	$19.537	8,960
	2015	$19.537	$18.714	8,960

Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.840	4,242
	2012	$9.840	$10.973	4,280
	2013	$10.973	$13.179	4,248
	2014	$13.179	$13.009	4,279
	2015	$13.009	$12.573	3,273

Invesco V.I. Global Dividend Growth Fund - Series I
	2006	$12.372	$14.791	4,099
	2007	$14.791	$15.518	3,768
	2008	$15.518	$8.985	3,273
	2009	$8.985	$10.258	3,273
	2010	$10.258	$11.270	3,273
	2011	$11.270	$12.157	0

Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$11.743	1,471
	2014	$11.743	$11.711	1,471
	2015	$11.711	$11.118	1,471

Invesco V.I. High Yield Securities Fund - Series I
	2006	$7.622	$8.167	1,471
	2007	$8.167	$8.340	1,471
	2008	$8.340	$6.286	1,471
	2009	$6.286	$8.908	1,471
	2010	$8.908	$9.626	1,471
	2011	$9.626	$9.626	1,471
	2012	$9.626	$11.216	1,471
	2013	$11.216	$11.599	0

Invesco V.I. Income Builder Fund - Series I
	2006	$12.612	$14.123	8,960
	2007	$14.123	$14.288	8,960
	2008	$14.288	$10.325	8,960
	2009	$10.325	$12.670	8,960
	2010	$12.670	$13.958	8,960
	2011	$13.958	$14.852	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.385	$12.417	0
	2007	$12.417	$13.335	0
	2008	$13.335	$9.345	0
	2009	$9.345	$11.930	0
	2010	$11.930	$13.346	0
	2011	$13.346	$12.251	221
	2012	$12.251	$13.326	233
	2013	$13.326	$16.829	219
	2014	$16.829	$17.231	222
	2015	$17.231	$16.212	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.091	$12.438	0
	2007	$12.438	$14.339	0
	2008	$14.339	$7.474	0
	2009	$7.474	$11.458	0
	2010	$11.458	$14.297	0
	2011	$14.297	$12.705	0
	2012	$12.705	$13.903	0
	2013	$13.903	$18.620	0
	2014	$18.620	$19.659	0
	2015	$19.659	$19.475	0

Invesco V.I. S&P 500 Index Fund - Series I
	2006	$9.096	$10.305	1,256
	2007	$10.305	$10.631	1,223
	2008	$10.631	$6.559	4,781
	2009	$6.559	$8.124	4,144
	2010	$8.124	$9.149	0
	2011	$9.149	$9.136	0
	2012	$9.136	$10.359	0
	2013	$10.359	$13.397	0
	2014	$13.397	$14.884	0
	2015	$14.884	$14.742	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2006	$8.535	$10.068	497
	2007	$10.068	$11.877	478
	2008	$11.877	$7.769	439
	2009	$7.769	$9.084	391
	2010	$9.084	$9.523	349
	2011	$9.523	$10.837	1,097
	2012	$10.837	$12.610	1,021
	2013	$12.610	$14.577	1,020
	2014	$14.577	$15.408	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2006	$8.889	$9.398	1,201
	2007	$9.398	$11.025	1,245
	2008	$11.025	$5.527	303
	2009	$5.527	$9.183	0
	2010	$9.183	$11.346	0
	2011	$11.346	$10.308	0
	2012	$10.308	$11.303	0
	2013	$11.303	$11.993	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class X
	2006	$9.631	$12.296	5,937
	2007	$12.296	$13.934	5,556
	2008	$13.934	$7.827	4,881
	2009	$7.827	$9.801	4,762
	2010	$9.801	$10.304	4,661
	2011	$10.304	$9.128	4,567
	2012	$9.128	$10.605	4,470
	2013	$10.605	$13.256	4,389
	2014	$13.256	$11.809	4,315
	2015	$11.809	$10.978	4,244

Morgan Stanley VIS Global Advantage Portfolio - Class X
	2006	$8.551	$9.939	800
	2007	$9.939	$11.408	732
	2008	$11.408	$6.281	0
	2009	$6.281	$5.997	0

Morgan Stanley VIS Income Plus Portfolio - Class X
	2006	$12.367	$12.816	1,006
	2007	$12.816	$13.315	658
	2008	$13.315	$11.889	29
	2009	$11.889	$14.288	0
	2010	$14.288	$15.307	0
	2011	$15.307	$15.760	0
	2012	$15.760	$17.627	0
	2013	$17.627	$17.459	0
	2014	$17.459	$18.450	0
	2015	$18.450	$17.709	0

Morgan Stanley VIS Limited Duration Portfolio - Class X
	2006	$10.630	$10.868	0
	2007	$10.868	$10.968	0
	2008	$10.968	$9.149	0
	2009	$9.149	$9.487	0
	2010	$9.487	$9.520	0
	2011	$9.520	$9.591	0
	2012	$9.591	$9.716	0
	2013	$9.716	$9.563	0
	2014	$9.563	$9.481	0
	2015	$9.481	$9.281	0

Morgan Stanley VIS Money Market Portfolio - Class X
	2006	$9.969	$10.226	1,295
	2007	$10.226	$10.518	1,350
	2008	$10.518	$10.565	513
	2009	$10.565	$10.360	452
	2010	$10.360	$10.158	391
	2011	$10.158	$9.960	328
	2012	$9.960	$9.766	265
	2013	$9.766	$9.575	200
	2014	$9.575	$9.388	134
	2015	$9.388	$9.205	70

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2006	$8.523	$8.705	15,680
	2007	$8.705	$10.201	15,080
	2008	$10.201	$5.238	14,112
	2009	$5.238	$8.798	13,279
	2010	$8.798	$11.020	13,176
	2011	$11.020	$10.076	13,886
	2012	$10.076	$11.100	13,776
	2013	$11.100	$16.406	12,944
	2014	$16.406	$17.002	12,368
	2015	$17.002	$18.103	11,193

Morgan Stanley VIS Strategist Portfolio - Class X
	2006	$11.143	$12.565	7,800
	2007	$12.565	$13.381	5,925
	2008	$13.381	$9.972	4,474
	2009	$9.972	$11.707	1,580
	2010	$11.707	$12.259	676
	2011	$12.259	$11.062	589
	2012	$11.062	$11.594	500
	2013	$11.594	$12.342	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.459	$11.886	636
	2007	$11.886	$10.948	638
	2008	$10.948	$6.579	0
	2009	$6.579	$8.373	0
	2010	$8.373	$9.390	0
	2011	$9.390	$8.779	0
	2012	$8.779	$10.253	0
	2013	$10.253	$13.639	0
	2014	$13.639	$14.806	0
	2015	$14.806	$13.423	0

Putnam VT International Equity Fund - Class IB
	2006	$10.231	$12.812	0
	2007	$12.812	$13.610	0
	2008	$13.610	$7.478	0
	2009	$7.478	$9.138	0
	2010	$9.138	$9.857	0
	2011	$9.857	$8.028	502
	2012	$8.028	$9.595	492
	2013	$9.595	$12.047	461
	2014	$12.047	$11.010	502
	2015	$11.010	$10.810	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.864	$15.944	0
	2007	$15.944	$13.641	0
	2008	$13.641	$8.109	0
	2009	$8.109	$10.457	0
	2010	$10.457	$12.916	0
	2011	$12.916	$12.065	0
	2012	$12.065	$13.896	0
	2013	$13.896	$19.020	0
	2014	$19.020	$19.288	0
	2015	$19.288	$18.108	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$7.085	$7.324	1,006
	2007	$7.324	$7.576	1,055
	2008	$7.576	$4.677	0
	2009	$4.677	$7.514	0
	2010	$7.514	$8.899	0
	2011	$8.899	$7.168	0
	2012	$7.168	$8.027	0
	2013	$8.027	$11.311	0
	2014	$11.311	$12.167	0
	2015	$12.167	$11.199	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$18.150	$24.404	1,119
	2007	$24.404	$33.601	483
	2008	$33.601	$14.288	203
	2009	$14.288	$23.792	0
	2010	$23.792	$27.764	0
	2011	$27.764	$22.261	718
	2012	$22.261	$26.178	727
	2013	$26.178	$25.401	842
	2014	$25.401	$23.785	922
	2015	$23.785	$20.825	0

UIF Global Infrastructure - Class I
	2014	$10.000	$16.524	918
	2015	$16.524	$13.971	205

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$10.302	$12.639	21
	2007	$12.639	$14.198	0
	2008	$14.198	$7.707	0
	2009	$7.707	$10.014	0
	2010	$10.014	$10.376	0
	2011	$10.376	$9.799	701
	2012	$9.799	$10.936	711
	2013	$10.936	$12.432	1,183
	2014	$12.432	$12.451	1,120
	2015	$12.451	$11.426	292

UIF Growth Portfolio, Class I
	2006	$8.491	$8.667	863
	2007	$8.667	$10.357	847
	2008	$10.357	$5.159	0
	2009	$5.159	$8.374	0
	2010	$8.374	$10.087	0
	2011	$10.087	$9.613	0
	2012	$9.613	$10.779	0
	2013	$10.779	$15.648	0
	2014	$15.648	$16.317	0
	2015	$16.317	$17.956	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.933	$14.928	395
	2007	$14.928	$17.950	385
	2008	$17.950	$9.368	0
	2009	$9.368	$14.480	0
	2010	$14.480	$18.784	0
	2011	$18.784	$17.105	619
	2012	$17.105	$18.226	687
	2013	$18.226	$24.567	611
	2014	$24.567	$24.559	618
	2015	$24.559	$22.658	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$21.722	$29.401	283
	2007	$29.401	$23.901	280
	2008	$23.901	$14.551	0
	2009	$14.551	$18.311	0
	2010	$18.311	$23.331	0
	2011	$23.331	$24.229	297
	2012	$24.229	$27.514	287
	2013	$27.514	$27.529	331
	2014	$27.529	$35.011	278
	2015	$35.011	$35.070	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3

Statement of Additional Information

Dated April 29, 2016

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617

The Contracts are no longer offered for sale.

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 29, 2016, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

Description

Additions, Deletions or Substitutions of Investments The Contract 2
Purchase of Contracts 2
Calculation of Accumulation Unit Values 3
Net Investment Factor 3
Calculation of Variable Amount Income Payments Calculation of Annuity Unit Values  3

General Matters 4
Incontestability 4
Settlements 4
Safekeeping of the Variable Account's Assets 4

Cyber Security Risk  4

Experts  4

Financial Statements  4

Appendix A--Accumulation Unit Values  A-1

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $9,530,700, $9,011,901 and $12,774,163 for the years 2013, 2014 and 2015 respectively.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1)   the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

• consolidated financial statements of Allstate Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 and related consolidated financial statement schedules, and

• the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2015 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.38

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.378	$13.116	850,938
	2007	$13.116	$13.550	620,749
	2008	$13.550	$7.918	428,660
	2009	$7.918	$9.389	384,211
	2010	$9.389	$10.435	321,153
	2011	$10.435	$10.906	255,375
	2012	$10.906	$12.599	199,053
	2013	$12.599	$16.708	165,643
	2014	$16.708	$17.992	114,333
	2015	$17.992	$17.980	100,311

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$7.003	$6.814	208,416
	2007	$6.814	$7.564	135,983
	2008	$7.564	$4.278	109,514
	2009	$4.278	$5.601	106,736
	2010	$5.601	$6.335	83,271
	2011	$6.335	$6.302	65,295
	2012	$6.302	$7.053	57,292
	2013	$7.053	$9.293	52,904
	2014	$9.293	$10.343	49,219
	2015	$10.343	$11.090	45,872

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.492	$6.356	386,171
	2007	$6.356	$7.114	289,805
	2008	$7.114	$4.218	197,671
	2009	$4.218	$5.699	192,027
	2010	$5.699	$6.167	160,194
	2011	$6.167	$5.878	131,149
	2012	$5.878	$6.725	112,982
	2013	$6.725	$9.078	83,793
	2014	$9.078	$10.182	68,721
	2015	$10.182	$11.122	56,841

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.896	$11.742	8,268
	2007	$11.742	$11.883	8,571
	2008	$11.883	$8.971	7,714
	2009	$8.971	$12.613	9,763
	2010	$12.613	$14.076	14,325
	2011	$14.076	$14.502	17,173
	2012	$14.502	$16.512	22,476
	2013	$16.512	$17.543	19,343
	2014	$17.543	$17.281	8,899
	2015	$17.281	$15.474	8,941

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.261	$13.120	155,445
	2007	$13.120	$13.412	152,634
	2008	$13.412	$9.296	149,300
	2009	$9.296	$12.420	134,093
	2010	$12.420	$13.788	114,864
	2011	$13.788	$13.910	101,389
	2012	$13.910	$15.439	93,247
	2013	$15.439	$17.333	84,344
	2014	$17.333	$17.867	55,470
	2015	$17.867	$16.363	53,779

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.939	$13.926	103,491
	2007	$13.926	$14.198	112,155
	2008	$14.198	$8.798	51,799
	2009	$8.798	$10.927	56,582
	2010	$10.927	$11.971	48,546
	2011	$11.971	$11.673	38,638
	2012	$11.673	$13.139	30,633
	2013	$13.139	$16.605	29,961
	2014	$16.605	$17.526	26,943
	2015	$17.526	$16.416	22,871

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.514	$14.975	82,536
	2007	$14.975	$17.034	77,683
	2008	$17.034	$10.007	63,614
	2009	$10.007	$13.512	66,039
	2010	$13.512	$14.433	64,099
	2011	$14.433	$12.709	47,589
	2012	$12.709	$14.805	39,171
	2013	$14.805	$17.938	33,341
	2014	$17.938	$15.707	24,386
	2015	$15.707	$14.471	22,998

Invesco V.I. American Franchise Fund - Series I
	2006	$5.133	$5.202	350,600
	2007	$5.202	$5.994	245,404
	2008	$5.994	$3.013	188,267
	2009	$3.013	$4.930	173,875
	2010	$4.930	$5.822	135,448
	2011	$5.822	$5.382	129,651
	2012	$5.382	$6.031	206,261
	2013	$6.031	$8.327	152,691
	2014	$8.327	$8.897	128,824
	2015	$8.897	$9.205	113,123

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.506	$7.590	182,969
	2007	$7.590	$8.723	138,072
	2008	$8.723	$4.373	76,417
	2009	$4.373	$7.138	62,126
	2010	$7.138	$8.409	54,938
	2011	$8.409	$7.756	49,866
	2012	$7.756	$8.666	40,920
	2013	$8.666	$11.936	31,320
	2014	$11.936	$12.722	29,960
	2015	$12.722	$13.130	25,452

Invesco V.I. American Value Fund - Series I
	2006	$12.053	$14.335	454,153
	2007	$14.335	$15.231	346,740
	2008	$15.231	$8.811	250,388
	2009	$8.811	$12.085	224,326
	2010	$12.085	$14.556	185,936
	2011	$14.556	$14.475	146,434
	2012	$14.475	$16.730	113,668
	2013	$16.730	$22.133	86,797
	2014	$22.133	$23.934	65,867
	2015	$23.934	$21.430	57,491

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.706	$7.024	422,934
	2007	$7.024	$7.751	253,773
	2008	$7.751	$4.392	186,111
	2009	$4.392	$5.240	163,838
	2010	$5.240	$5.962	141,128
	2011	$5.962	$5.410	120,292
	2012	$5.410	$6.216	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.307	$14.072	608,840
	2007	$14.072	$13.542	490,947
	2008	$13.542	$8.566	340,570
	2009	$8.566	$10.837	272,735
	2010	$10.837	$12.354	235,281
	2011	$12.354	$11.916	190,707
	2012	$11.916	$13.963	145,887
	2013	$13.963	$18.663	121,452
	2014	$18.663	$20.062	98,809
	2015	$20.062	$18.543	79,002

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.808	333,459
	2007	$10.808	$11.513	220,803
	2008	$11.513	$7.924	156,131
	2009	$7.924	$10.017	156,617
	2010	$10.017	$10.813	123,004
	2011	$10.813	$10.648	99,769
	2012	$10.648	$11.948	90,457
	2013	$11.948	$15.216	60,566
	2014	$15.216	$16.213	45,930
	2015	$16.213	$15.053	38,394

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$11.145	$12.171	867,687
	2007	$12.171	$12.459	615,844
	2008	$12.459	$7.800	489,231
	2009	$7.800	$9.525	424,075
	2010	$9.525	$10.343	318,207
	2011	$10.343	$10.185	264,495
	2012	$10.185	$11.878	232,341
	2013	$11.878	$15.305	157,054
	2014	$15.305	$16.970	124,390
	2015	$16.970	$17.025	101,562

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.548	40,092
	2012	$13.548	$15.002	32,862
	2013	$15.002	$18.460	29,024
	2014	$18.460	$19.783	23,280
	2015	$19.783	$18.989	22,247

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.733	86,346
	2012	$9.733	$10.875	69,324
	2013	$10.875	$13.100	52,734
	2014	$13.100	$12.970	46,050
	2015	$12.970	$12.569	40,938

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.058	$14.449	285,784
	2007	$14.449	$15.198	227,470
	2008	$15.198	$8.822	158,628
	2009	$8.822	$10.093	134,001
	2010	$10.093	$11.127	109,521
	2011	$11.127	$12.002	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.809	30,253
	2014	$8.809	$8.817	29,654
	2015	$8.817	$8.394	25,105

Invesco V.I. High Yield Securities Fund - Series II
	2006	$5.613	$6.029	225,268
	2007	$6.029	$6.172	148,072
	2008	$6.172	$4.671	102,245
	2009	$4.671	$6.640	101,397
	2010	$6.640	$7.193	70,728
	2011	$7.193	$7.205	57,302
	2012	$7.205	$8.413	31,683
	2013	$8.413	$8.677	0

Invesco V.I. Income Builder Fund - Series II
	2006	$12.453	$13.984	170,479
	2007	$13.984	$14.172	122,922
	2008	$14.172	$10.271	81,547
	2009	$10.271	$12.640	68,302
	2010	$12.640	$13.966	48,933
	2011	$13.966	$14.863	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.483	$12.587	15,925
	2007	$12.587	$13.585	17,665
	2008	$13.585	$9.568	14,761
	2009	$9.568	$12.275	22,391
	2010	$12.275	$13.802	19,275
	2011	$13.802	$12.732	9,385
	2012	$12.732	$13.919	7,984
	2013	$13.919	$17.666	6,222
	2014	$17.666	$18.179	5,505
	2015	$18.179	$17.190	6,626

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.195	$12.608	26,037
	2007	$12.608	$14.608	24,174
	2008	$14.608	$7.652	17,403
	2009	$7.652	$11.790	17,123
	2010	$11.790	$14.785	17,105
	2011	$14.785	$13.205	15,807
	2012	$13.205	$14.523	14,268
	2013	$14.523	$19.548	13,736
	2014	$19.548	$20.742	10,404
	2015	$20.742	$20.650	6,358

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$8.261	$9.378	954,977
	2007	$9.378	$9.702	693,609
	2008	$9.702	$5.996	493,112
	2009	$5.996	$7.448	409,705
	2010	$7.448	$8.409	328,519
	2011	$8.409	$8.413	281,720
	2012	$8.413	$9.575	244,346
	2013	$9.575	$12.412	201,086
	2014	$12.412	$13.814	168,485
	2015	$13.814	$13.717	154,246

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$8.625	$10.201	411,299
	2007	$10.201	$12.064	285,331
	2008	$12.064	$7.911	235,771
	2009	$7.911	$9.263	207,761
	2010	$9.263	$9.742	167,784
	2011	$9.742	$11.118	127,292
	2012	$11.118	$12.974	106,658
	2013	$12.974	$15.026	72,860
	2014	$15.026	$15.898	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$8.587	$9.108	333,941
	2007	$9.108	$10.713	258,460
	2008	$10.713	$5.383	201,641
	2009	$5.383	$8.967	150,893
	2010	$8.967	$11.109	121,537
	2011	$11.109	$10.115	100,090
	2012	$10.115	$11.123	81,658
	2013	$11.123	$11.807	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$8.616	$11.027	274,133
	2007	$11.027	$12.531	199,125
	2008	$12.531	$7.057	144,654
	2009	$7.057	$8.859	123,940
	2010	$8.859	$9.336	83,840
	2011	$9.336	$8.293	68,953
	2012	$8.293	$9.655	54,030
	2013	$9.655	$12.101	43,744
	2014	$12.101	$10.806	40,319
	2015	$10.806	$10.073	37,218

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$7.376	$8.601	119,819
	2007	$8.601	$9.888	74,658
	2008	$9.888	$5.460	57,147
	2009	$5.460	$5.217	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$13.437	$13.947	612,984
	2007	$13.947	$14.529	482,791
	2008	$14.529	$13.011	372,809
	2009	$13.011	$15.678	276,811
	2010	$15.678	$16.840	217,697
	2011	$16.840	$17.375	170,994
	2012	$17.375	$19.485	143,643
	2013	$19.485	$19.355	122,781
	2014	$19.355	$20.482	111,047
	2015	$20.482	$19.732	102,359

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$11.069	$11.346	416,159
	2007	$11.346	$11.491	327,752
	2008	$11.491	$9.600	225,522
	2009	$9.600	$9.984	195,899
	2010	$9.984	$10.056	148,379
	2011	$10.056	$10.151	117,278
	2012	$10.151	$10.307	112,507
	2013	$10.307	$10.165	85,488
	2014	$10.165	$10.100	62,724
	2015	$10.100	$9.920	57,275

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$10.335	$10.627	446,959
	2007	$10.627	$10.959	349,352
	2008	$10.959	$11.035	512,848
	2009	$11.035	$10.874	424,674
	2010	$10.874	$10.716	324,480
	2011	$10.716	$10.560	296,974
	2012	$10.560	$10.405	249,713
	2013	$10.405	$10.253	233,291
	2014	$10.253	$10.104	129,996
	2015	$10.104	$9.956	116,890

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$8.113	$8.307	988,392
	2007	$8.307	$9.759	731,931
	2008	$9.759	$5.024	580,065
	2009	$5.024	$8.458	487,677
	2010	$8.458	$10.620	378,997
	2011	$10.620	$9.735	287,524
	2012	$9.735	$10.752	230,206
	2013	$10.752	$15.930	241,038
	2014	$15.930	$16.551	196,228
	2015	$16.551	$17.667	180,531

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.107	$12.559	739,984
	2007	$12.559	$13.410	509,548
	2008	$13.410	$10.015	342,609
	2009	$10.015	$11.786	315,731
	2010	$11.786	$12.367	259,600
	2011	$12.367	$11.195	208,435
	2012	$11.195	$11.767	158,603
	2013	$11.767	$12.530	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.071	$12.645	206,718
	2007	$12.645	$11.706	136,891
	2008	$11.706	$7.070	103,233
	2009	$7.070	$9.043	97,977
	2010	$9.043	$10.192	68,055
	2011	$10.192	$9.576	57,878
	2012	$9.576	$11.241	49,608
	2013	$11.241	$15.027	37,501
	2014	$15.027	$16.396	32,809
	2015	$16.396	$14.939	26,479

Putnam VT International Equity Fund - Class IB
	2006	$9.162	$11.531	431,954
	2007	$11.531	$12.311	351,287
	2008	$12.311	$6.798	237,180
	2009	$6.798	$8.349	209,442
	2010	$8.349	$9.051	152,932
	2011	$9.051	$7.408	133,514
	2012	$7.408	$8.898	103,806
	2013	$8.898	$11.229	88,237
	2014	$11.229	$10.314	83,233
	2015	$10.314	$10.177	63,813

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.120	$16.320	136,771
	2007	$16.320	$14.033	107,288
	2008	$14.033	$8.384	78,453
	2009	$8.384	$10.866	69,788
	2010	$10.866	$13.489	57,774
	2011	$13.489	$12.663	51,849
	2012	$12.663	$14.658	42,067
	2013	$14.658	$20.163	30,421
	2014	$20.163	$20.549	27,199
	2015	$20.549	$19.389	25,169

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.953	$6.185	331,284
	2007	$6.185	$6.430	241,927
	2008	$6.430	$3.989	156,233
	2009	$3.989	$6.442	154,129
	2010	$6.442	$7.668	110,739
	2011	$7.668	$6.207	107,749
	2012	$6.207	$6.986	89,770
	2013	$6.986	$9.893	72,757
	2014	$9.893	$10.695	69,026
	2015	$10.695	$9.894	64,560

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.452	$16.826	104,252
	2007	$16.826	$23.284	77,892
	2008	$23.284	$9.951	62,567
	2009	$9.951	$16.653	64,183
	2010	$16.653	$19.530	52,454
	2011	$19.530	$15.738	42,531
	2012	$15.738	$18.600	34,700
	2013	$18.600	$18.138	32,452
	2014	$18.138	$17.070	28,650
	2015	$17.070	$15.020	24,592

UIF Global Infrastructure - Class II
	2014	$10.000	$17.068	65,114
	2015	$17.068	$14.482	63,604

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.371	$11.554	158,361
	2007	$11.554	$13.044	115,259
	2008	$13.044	$7.117	71,962
	2009	$7.117	$9.293	60,718
	2010	$9.293	$9.677	52,212
	2011	$9.677	$9.185	38,287
	2012	$9.185	$10.302	30,182
	2013	$10.302	$11.770	25,629
	2014	$11.770	$11.847	25,913
	2015	$11.847	$10.926	24,452

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.671	141,647
	2014	$13.671	$13.739	109,284
	2015	$13.739	$12.653	93,089

UIF Growth Portfolio, Class I
	2006	$7.379	$7.569	301,065
	2007	$7.569	$9.091	227,824
	2008	$9.091	$4.551	172,404
	2009	$4.551	$7.424	152,695
	2010	$7.424	$8.988	134,613
	2011	$8.988	$8.608	97,928
	2012	$8.608	$9.701	79,600
	2013	$9.701	$14.153	66,826
	2014	$14.153	$14.832	56,073
	2015	$14.832	$16.403	49,565

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.191	$15.280	105,867
	2007	$15.280	$18.466	80,537
	2008	$18.466	$9.685	52,155
	2009	$9.685	$15.046	40,819
	2010	$15.046	$19.616	36,849
	2011	$19.616	$17.952	32,731
	2012	$17.952	$19.224	27,273
	2013	$19.224	$26.043	22,674
	2014	$26.043	$26.165	19,600
	2015	$26.165	$24.260	17,679

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.538	$34.738	98,413
	2007	$34.738	$28.383	62,315
	2008	$28.383	$17.367	38,551
	2009	$17.367	$21.964	37,477
	2010	$21.964	$28.126	29,911
	2011	$28.126	$29.354	22,817
	2012	$29.354	$33.502	19,875
	2013	$33.502	$33.687	20,746
	2014	$33.687	$43.058	16,654
	2015	$43.058	$43.347	16,217

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

Mortality & Expense = 1.4

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.725	$12.360	5,652
	2007	$12.360	$12.766	5,377
	2008	$12.766	$7.458	3,075
	2009	$7.458	$8.842	3,075
	2010	$8.842	$9.826	3,075
	2011	$9.826	$10.267	0
	2012	$10.267	$11.858	0
	2013	$11.858	$15.723	0
	2014	$15.723	$16.928	0
	2015	$16.928	$16.913	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.630	$10.342	0
	2007	$10.342	$11.477	0
	2008	$11.477	$6.490	0
	2009	$6.490	$8.495	0
	2010	$8.495	$9.606	0
	2011	$9.606	$9.555	0
	2012	$9.555	$10.691	0
	2013	$10.691	$14.084	0
	2014	$14.084	$15.672	0
	2015	$15.672	$16.801	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.321	$9.124	6,129
	2007	$9.124	$10.211	6,129
	2008	$10.211	$6.053	3,790
	2009	$6.053	$8.176	3,790
	2010	$8.176	$8.846	3,790
	2011	$8.846	$8.429	0
	2012	$8.429	$9.642	0
	2013	$9.642	$13.013	0
	2014	$13.013	$14.594	0
	2015	$14.594	$15.937	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.892	$11.735	0
	2007	$11.735	$11.873	0
	2008	$11.873	$8.962	0
	2009	$8.962	$12.598	0
	2010	$12.598	$14.056	0
	2011	$14.056	$14.478	0
	2012	$14.478	$16.482	0
	2013	$16.482	$17.507	0
	2014	$17.507	$17.243	0
	2015	$17.243	$15.436	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.257	$13.113	0
	2007	$13.113	$13.402	0
	2008	$13.402	$9.287	0
	2009	$9.287	$12.405	0
	2010	$12.405	$13.769	0
	2011	$13.769	$13.888	0
	2012	$13.888	$15.412	0
	2013	$15.412	$17.299	0
	2014	$17.299	$17.828	0
	2015	$17.828	$16.324	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.934	$13.918	0
	2007	$13.918	$14.187	0
	2008	$14.187	$8.789	0
	2009	$8.789	$10.914	0
	2010	$10.914	$11.955	0
	2011	$11.955	$11.655	0
	2012	$11.655	$13.116	0
	2013	$13.116	$16.572	0
	2014	$16.572	$17.488	0
	2015	$17.488	$16.377	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.509	$14.966	0
	2007	$14.966	$17.021	0
	2008	$17.021	$9.997	0
	2009	$9.997	$13.496	0
	2010	$13.496	$14.413	0
	2011	$14.413	$12.688	0
	2012	$12.688	$14.778	0
	2013	$14.778	$17.902	0
	2014	$17.902	$15.672	0
	2015	$15.672	$14.437	0

Invesco V.I. American Franchise Fund - Series I
	2006	$8.218	$8.328	0
	2007	$8.328	$9.594	0
	2008	$9.594	$4.821	0
	2009	$4.821	$7.888	0
	2010	$7.888	$9.312	0
	2011	$9.312	$8.607	0
	2012	$8.607	$9.643	0
	2013	$9.643	$13.312	0
	2014	$13.312	$14.221	0
	2015	$14.221	$14.710	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.124	$8.213	0
	2007	$8.213	$9.437	0
	2008	$9.437	$4.730	0
	2009	$4.730	$7.719	0
	2010	$7.719	$9.092	0
	2011	$9.092	$8.384	0
	2012	$8.384	$9.366	0
	2013	$9.366	$12.898	0
	2014	$12.898	$13.744	0
	2015	$13.744	$14.182	0

Invesco V.I. American Value Fund - Series I
	2006	$12.176	$14.478	1,848
	2007	$14.478	$15.380	1,576
	2008	$15.380	$8.895	1,576
	2009	$8.895	$12.199	1,576
	2010	$12.199	$14.690	1,576
	2011	$14.690	$14.605	862
	2012	$14.605	$16.877	0
	2013	$16.877	$22.323	0
	2014	$22.323	$24.135	0
	2015	$24.135	$21.605	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.895	$10.362	431
	2007	$10.362	$11.433	142
	2008	$11.433	$6.477	0
	2009	$6.477	$7.725	0
	2010	$7.725	$8.789	0
	2011	$8.789	$7.973	0
	2012	$7.973	$9.161	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.298	$14.059	0
	2007	$14.059	$13.526	0
	2008	$13.526	$8.554	0
	2009	$8.554	$10.821	0
	2010	$10.821	$12.333	0
	2011	$12.333	$11.893	0
	2012	$11.893	$13.933	0
	2013	$13.933	$18.619	0
	2014	$18.619	$20.011	0
	2015	$20.011	$18.492	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.807	3,425
	2007	$10.807	$11.509	3,425
	2008	$11.509	$7.920	3,425
	2009	$7.920	$10.010	3,425
	2010	$10.010	$10.803	3,425
	2011	$10.803	$10.636	0
	2012	$10.636	$11.932	0
	2013	$11.932	$15.192	0
	2014	$15.192	$16.185	0
	2015	$16.185	$15.024	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.431	$11.389	1,011
	2007	$11.389	$11.656	1,011
	2008	$11.656	$7.296	1,011
	2009	$7.296	$8.908	0
	2010	$8.908	$9.670	0
	2011	$9.670	$9.521	0
	2012	$9.521	$11.101	0
	2013	$11.101	$14.301	0
	2014	$14.301	$15.854	0
	2015	$15.854	$15.901	0

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.919	0
	2012	$12.919	$14.303	0
	2013	$14.303	$17.596	0
	2014	$17.596	$18.854	0
	2015	$18.854	$18.093	0

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.292	0
	2012	$10.292	$11.498	0
	2013	$11.498	$13.848	0
	2014	$13.848	$13.708	0
	2015	$13.708	$13.281	0

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.767	$15.294	245
	2007	$15.294	$16.085	245
	2008	$16.085	$9.335	0
	2009	$9.335	$10.678	0
	2010	$10.678	$11.769	0
	2011	$11.769	$12.693	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$15.022	0
	2014	$15.022	$15.033	0
	2015	$15.033	$14.310	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.589	$10.297	0
	2007	$10.297	$10.539	0
	2008	$10.539	$7.974	0
	2009	$7.974	$11.332	0
	2010	$11.332	$12.275	0
	2011	$12.275	$12.293	0
	2012	$12.293	$14.350	0
	2013	$14.350	$14.800	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.890	$13.348	0
	2007	$13.348	$13.525	0
	2008	$13.525	$9.801	0
	2009	$9.801	$12.058	0
	2010	$12.058	$13.321	0
	2011	$13.321	$14.175	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.478	$12.579	0
	2007	$12.579	$13.574	0
	2008	$13.574	$9.558	0
	2009	$9.558	$12.260	0
	2010	$12.260	$13.782	0
	2011	$13.782	$12.712	0
	2012	$12.712	$13.894	0
	2013	$13.894	$17.631	0
	2014	$17.631	$18.138	0
	2015	$18.138	$17.148	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.190	$12.600	0
	2007	$12.600	$14.596	0
	2008	$14.596	$7.644	0
	2009	$7.644	$11.775	0
	2010	$11.775	$14.764	0
	2011	$14.764	$13.183	0
	2012	$13.183	$14.496	0
	2013	$14.496	$19.507	0
	2014	$19.507	$20.695	0
	2015	$20.695	$20.599	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.115	$11.481	2,680
	2007	$11.481	$11.875	2,679
	2008	$11.875	$7.338	1,990
	2009	$7.338	$9.113	0
	2010	$9.113	$10.287	0
	2011	$10.287	$10.290	0
	2012	$10.290	$11.709	0
	2013	$11.709	$15.174	0
	2014	$15.174	$16.885	0
	2015	$16.885	$16.763	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.707	$11.478	1,019
	2007	$11.478	$13.572	1,019
	2008	$13.572	$8.898	1,019
	2009	$8.898	$10.416	0
	2010	$10.416	$10.953	0
	2011	$10.953	$12.497	0
	2012	$12.497	$14.581	0
	2013	$14.581	$16.884	0
	2014	$16.884	$17.862	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.596	$12.296	4,549
	2007	$12.296	$14.460	4,260
	2008	$14.460	$7.265	1,846
	2009	$7.265	$12.099	1,846
	2010	$12.099	$14.986	1,846
	2011	$14.986	$13.642	1,009
	2012	$13.642	$14.999	0
	2013	$14.999	$15.920	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$11.085	$14.183	255
	2007	$14.183	$16.115	254
	2008	$16.115	$9.073	0
	2009	$9.073	$11.388	0
	2010	$11.388	$11.999	0
	2011	$11.999	$10.656	0
	2012	$10.656	$12.403	0
	2013	$12.403	$15.543	0
	2014	$15.543	$13.877	0
	2015	$13.877	$12.933	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.451	$12.185	283
	2007	$12.185	$14.006	0
	2008	$14.006	$7.732	0
	2009	$7.732	$7.388	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$12.102	$12.559	3,363
	2007	$12.559	$13.080	3,362
	2008	$13.080	$11.711	3,184
	2009	$11.711	$14.109	1,187
	2010	$14.109	$15.152	1,186
	2011	$15.152	$15.630	0
	2012	$15.630	$17.525	0
	2013	$17.525	$17.404	0
	2014	$17.404	$18.414	0
	2015	$18.414	$17.736	0

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.532	$10.793	642
	2007	$10.793	$10.929	642
	2008	$10.929	$9.128	0
	2009	$9.128	$9.492	0
	2010	$9.492	$9.558	0
	2011	$9.558	$9.647	0
	2012	$9.647	$9.793	0
	2013	$9.793	$9.656	0
	2014	$9.656	$9.592	0
	2015	$9.592	$9.419	0

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.922	$10.200	132
	2007	$10.200	$10.516	132
	2008	$10.516	$10.587	0
	2009	$10.587	$10.431	0
	2010	$10.431	$10.277	0
	2011	$10.277	$10.125	0
	2012	$10.125	$9.975	0
	2013	$9.975	$9.827	0
	2014	$9.827	$9.682	0
	2015	$9.682	$9.539	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.931	$11.190	7,881
	2007	$11.190	$13.144	7,881
	2008	$13.144	$6.765	5,446
	2009	$6.765	$11.387	3,454
	2010	$11.387	$14.294	3,454
	2011	$14.294	$13.101	0
	2012	$13.101	$14.466	0
	2013	$14.466	$21.429	0
	2014	$21.429	$22.259	0
	2015	$22.259	$23.756	0

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$12.096	$13.674	4,024
	2007	$13.674	$14.598	4,023
	2008	$14.598	$10.900	4,021
	2009	$10.900	$12.825	4,020
	2010	$12.825	$13.455	4,018
	2011	$13.455	$12.178	0
	2012	$12.178	$12.797	0
	2013	$12.797	$13.626	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.749	$12.275	3,039
	2007	$12.275	$11.361	3,039
	2008	$11.361	$6.861	3,039
	2009	$6.861	$8.773	3,039
	2010	$8.773	$9.886	3,039
	2011	$9.886	$9.287	0
	2012	$9.287	$10.899	0
	2013	$10.899	$14.567	0
	2014	$14.567	$15.890	0
	2015	$15.890	$14.475	0

Putnam VT International Equity Fund - Class IB
	2006	$11.932	$15.014	5,151
	2007	$15.014	$16.026	5,151
	2008	$16.026	$8.849	5,151
	2009	$8.849	$10.864	3,145
	2010	$10.864	$11.776	3,145
	2011	$11.776	$9.636	0
	2012	$9.636	$11.573	0
	2013	$11.573	$14.600	0
	2014	$14.600	$13.408	0
	2015	$13.408	$13.227	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.110	$16.304	1,452
	2007	$16.304	$14.017	1,452
	2008	$14.017	$8.373	1,452
	2009	$8.373	$10.849	1,452
	2010	$10.849	$13.465	1,452
	2011	$13.465	$12.638	794
	2012	$12.638	$14.627	0
	2013	$14.627	$20.116	0
	2014	$20.116	$20.497	0
	2015	$20.497	$19.336	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.751	$9.090	3,962
	2007	$9.090	$9.448	3,680
	2008	$9.448	$5.861	3,680
	2009	$5.861	$9.463	3,680
	2010	$9.463	$11.261	3,680
	2011	$11.261	$9.113	0
	2012	$9.113	$10.254	0
	2013	$10.254	$14.519	0
	2014	$14.519	$15.693	0
	2015	$15.693	$14.514	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.681	$27.941	0
	2007	$27.941	$38.656	0
	2008	$38.656	$16.517	0
	2009	$16.517	$27.636	0
	2010	$27.636	$32.404	0
	2011	$32.404	$26.107	0
	2012	$26.107	$30.849	0
	2013	$30.849	$30.078	0
	2014	$30.078	$28.300	0
	2015	$28.300	$24.897	0

UIF Global Infrastructure - Class II
	2014	$10.000	$19.174	0
	2015	$19.174	$16.266	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.849	$14.607	0
	2007	$14.607	$16.487	0
	2008	$16.487	$8.994	0
	2009	$8.994	$11.742	0
	2010	$11.742	$12.224	0
	2011	$12.224	$11.600	0
	2012	$11.600	$13.009	0
	2013	$13.009	$14.859	0
	2014	$14.859	$14.953	0
	2015	$14.953	$13.788	0

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.864	0
	2014	$14.864	$14.935	0
	2015	$14.935	$13.752	0

UIF Growth Portfolio, Class I
	2006	$10.203	$10.464	330
	2007	$10.464	$12.565	329
	2008	$12.565	$6.290	0
	2009	$6.290	$10.258	0
	2010	$10.258	$12.415	0
	2011	$12.415	$11.889	0
	2012	$11.889	$13.395	0
	2013	$13.395	$19.539	0
	2014	$19.539	$20.473	0
	2015	$20.473	$22.636	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.180	$15.265	1,498
	2007	$15.265	$18.445	1,498
	2008	$18.445	$9.673	1,498
	2009	$9.673	$15.023	1,498
	2010	$15.023	$19.582	1,498
	2011	$19.582	$17.917	819
	2012	$17.917	$19.183	0
	2013	$19.183	$25.982	0
	2014	$25.982	$26.099	0
	2015	$26.099	$24.194	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$21.054	$28.633	77
	2007	$28.633	$23.389	77
	2008	$23.389	$14.309	0
	2009	$14.309	$18.092	0
	2010	$18.092	$23.164	0
	2011	$23.164	$24.170	0
	2012	$24.170	$27.580	0
	2013	$27.580	$27.728	0
	2014	$27.728	$35.434	0
	2015	$35.434	$35.664	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.49

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.309	$13.021	1,291,664
	2007	$13.021	$13.438	1,037,397
	2008	$13.438	$7.843	849,268
	2009	$7.843	$9.290	684,580
	2010	$9.290	$10.314	604,055
	2011	$10.314	$10.768	510,076
	2012	$10.768	$12.426	472,424
	2013	$12.426	$16.460	409,776
	2014	$16.460	$17.706	241,418
	2015	$17.706	$17.675	214,450

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$6.960	$6.765	372,439
	2007	$6.765	$7.501	288,911
	2008	$7.501	$4.238	174,538
	2009	$4.238	$5.542	149,291
	2010	$5.542	$6.262	121,426
	2011	$6.262	$6.223	99,928
	2012	$6.223	$6.956	92,535
	2013	$6.956	$9.155	81,751
	2014	$9.155	$10.179	78,996
	2015	$10.179	$10.902	71,765

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.452	$6.310	657,344
	2007	$6.310	$7.055	532,648
	2008	$7.055	$4.179	528,359
	2009	$4.179	$5.639	396,236
	2010	$5.639	$6.096	362,655
	2011	$6.096	$5.803	321,461
	2012	$5.803	$6.632	304,778
	2013	$6.632	$8.943	277,956
	2014	$8.943	$10.020	115,998
	2015	$10.020	$10.933	89,891

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.876	$11.708	28,331
	2007	$11.708	$11.835	26,896
	2008	$11.835	$8.925	13,369
	2009	$8.925	$12.535	38,728
	2010	$12.535	$13.973	29,351
	2011	$13.973	$14.380	33,730
	2012	$14.380	$16.355	30,984
	2013	$16.355	$17.357	28,358
	2014	$17.357	$17.079	30,609
	2015	$17.079	$15.276	26,918

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.241	$13.082	217,490
	2007	$13.082	$13.358	200,595
	2008	$13.358	$9.248	158,472
	2009	$9.248	$12.342	141,805
	2010	$12.342	$13.687	168,384
	2011	$13.687	$13.793	154,586
	2012	$13.793	$15.293	143,065
	2013	$15.293	$17.150	136,450
	2014	$17.150	$17.658	137,511
	2015	$17.658	$16.154	119,814

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.916	$13.885	213,727
	2007	$13.885	$14.140	157,763
	2008	$14.140	$8.752	118,539
	2009	$8.752	$10.858	133,842
	2010	$10.858	$11.883	141,193
	2011	$11.883	$11.574	122,536
	2012	$11.574	$13.014	108,225
	2013	$13.014	$16.429	86,814
	2014	$16.429	$17.321	83,344
	2015	$17.321	$16.206	70,931

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.491	$14.931	177,843
	2007	$14.931	$16.965	160,437
	2008	$16.965	$9.955	123,592
	2009	$9.955	$13.428	133,020
	2010	$13.428	$14.327	129,732
	2011	$14.327	$12.602	261,769
	2012	$12.602	$14.664	249,593
	2013	$14.664	$17.748	228,900
	2014	$17.748	$15.523	77,141
	2015	$15.523	$14.286	72,161

Invesco V.I. American Franchise Fund - Series I
	2006	$5.101	$5.164	282,336
	2007	$5.164	$5.945	237,121
	2008	$5.945	$2.984	243,847
	2009	$2.984	$4.878	173,817
	2010	$4.878	$5.754	152,483
	2011	$5.754	$5.314	119,546
	2012	$5.314	$5.948	567,406
	2013	$5.948	$8.204	530,040
	2014	$8.204	$8.756	209,645
	2015	$8.756	$9.049	187,336

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.468	$7.543	370,838
	2007	$7.543	$8.659	309,055
	2008	$8.659	$4.337	249,218
	2009	$4.337	$7.070	211,588
	2010	$7.070	$8.320	175,999
	2011	$8.320	$7.666	125,789
	2012	$7.666	$8.556	103,199
	2013	$8.556	$11.772	70,800
	2014	$11.772	$12.532	53,661
	2015	$12.532	$12.921	48,841

Invesco V.I. American Value Fund - Series I
	2006	$11.980	$14.232	808,535
	2007	$14.232	$15.105	698,820
	2008	$15.105	$8.728	534,639
	2009	$8.728	$11.958	462,224
	2010	$11.958	$14.388	372,209
	2011	$14.388	$14.292	310,770
	2012	$14.292	$16.500	272,538
	2013	$16.500	$21.805	223,362
	2014	$21.805	$23.553	165,135
	2015	$23.553	$21.066	140,689

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.665	$6.973	730,504
	2007	$6.973	$7.687	659,889
	2008	$7.687	$4.351	607,338
	2009	$4.351	$5.185	561,075
	2010	$5.185	$5.893	492,729
	2011	$5.893	$5.342	479,936
	2012	$5.342	$6.135	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.257	$14.000	1,368,211
	2007	$14.000	$13.457	1,120,545
	2008	$13.457	$8.503	838,853
	2009	$8.503	$10.746	727,410
	2010	$10.746	$12.237	621,179
	2011	$12.237	$11.790	533,967
	2012	$11.790	$13.800	468,023
	2013	$13.800	$18.425	408,338
	2014	$18.425	$19.784	210,280
	2015	$19.784	$18.266	169,663

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.800	376,947
	2007	$10.800	$11.492	344,264
	2008	$11.492	$7.901	306,370
	2009	$7.901	$9.977	293,523
	2010	$9.977	$10.758	266,984
	2011	$10.758	$10.582	228,403
	2012	$10.582	$11.860	209,551
	2013	$11.860	$15.088	191,495
	2014	$15.088	$16.059	93,549
	2015	$16.059	$14.894	82,693

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$11.077	$12.084	1,005,855
	2007	$12.084	$12.356	857,701
	2008	$12.356	$7.727	620,699
	2009	$7.727	$9.426	569,758
	2010	$9.426	$10.224	485,420
	2011	$10.224	$10.056	397,167
	2012	$10.056	$11.715	328,990
	2013	$11.715	$15.078	273,977
	2014	$15.078	$16.700	244,692
	2015	$16.700	$16.735	210,711

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.376	84,532
	2012	$13.376	$14.796	73,607
	2013	$14.796	$18.186	61,173
	2014	$18.186	$19.469	54,757
	2015	$19.469	$18.666	49,262

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.610	159,596
	2012	$9.610	$10.726	133,489
	2013	$10.726	$12.906	117,848
	2014	$12.906	$12.764	107,729
	2015	$12.764	$12.355	95,515

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$11.985	$14.345	430,061
	2007	$14.345	$15.072	374,913
	2008	$15.072	$8.739	296,589
	2009	$8.739	$9.987	248,589
	2010	$9.987	$10.998	212,812
	2011	$10.998	$11.859	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.678	132,890
	2014	$8.678	$8.677	129,443
	2015	$8.677	$8.252	112,218

Invesco V.I. High Yield Securities Fund - Series II
	2006	$5.579	$5.986	299,875
	2007	$5.986	$6.121	241,105
	2008	$6.121	$4.627	185,064
	2009	$4.627	$6.570	155,133
	2010	$6.570	$7.110	195,204
	2011	$7.110	$7.114	156,059
	2012	$7.114	$8.297	143,407
	2013	$8.297	$8.555	0

Invesco V.I. Income Builder Fund - Series II
	2006	$12.377	$13.883	652,666
	2007	$13.883	$14.054	457,445
	2008	$14.054	$10.175	222,392
	2009	$10.175	$12.508	143,800
	2010	$12.508	$13.805	109,263
	2011	$13.805	$14.686	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.462	$12.550	15,855
	2007	$12.550	$13.530	17,147
	2008	$13.530	$9.518	15,857
	2009	$9.518	$12.199	21,565
	2010	$12.199	$13.701	21,625
	2011	$13.701	$12.625	20,689
	2012	$12.625	$13.787	12,572
	2013	$13.787	$17.479	13,102
	2014	$17.479	$17.966	13,272
	2015	$17.966	$16.970	12,121

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.172	$12.571	31,569
	2007	$12.571	$14.549	30,125
	2008	$14.549	$7.613	29,720
	2009	$7.613	$11.716	20,219
	2010	$11.716	$14.677	20,817
	2011	$14.677	$13.093	16,956
	2012	$13.093	$14.385	15,504
	2013	$14.385	$19.340	12,688
	2014	$19.340	$20.499	13,202
	2015	$20.499	$20.386	11,434

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$8.210	$9.310	1,454,502
	2007	$9.310	$9.621	1,268,974
	2008	$9.621	$5.940	927,538
	2009	$5.940	$7.370	859,148
	2010	$7.370	$8.312	789,865
	2011	$8.312	$8.307	605,235
	2012	$8.307	$9.444	578,552
	2013	$9.444	$12.228	477,147
	2014	$12.228	$13.594	310,188
	2015	$13.594	$13.484	274,572

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$8.572	$10.127	463,568
	2007	$10.127	$11.964	476,162
	2008	$11.964	$7.837	367,946
	2009	$7.837	$9.166	350,936
	2010	$9.166	$9.630	309,167
	2011	$9.630	$10.977	263,954
	2012	$10.977	$12.796	239,739
	2013	$12.796	$14.803	218,944
	2014	$14.803	$15.657	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$8.535	$9.043	335,593
	2007	$9.043	$10.624	278,593
	2008	$10.624	$5.333	220,696
	2009	$5.333	$8.873	208,966
	2010	$8.873	$10.981	208,089
	2011	$10.981	$9.987	271,582
	2012	$9.987	$10.971	243,016
	2013	$10.971	$11.641	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$8.564	$10.947	369,392
	2007	$10.947	$12.427	309,595
	2008	$12.427	$6.991	242,076
	2009	$6.991	$8.766	206,327
	2010	$8.766	$9.228	180,404
	2011	$9.228	$8.188	155,443
	2012	$8.188	$9.522	135,963
	2013	$9.522	$11.922	125,128
	2014	$11.922	$10.634	114,648
	2015	$10.634	$9.902	96,298

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$7.331	$8.539	100,291
	2007	$8.539	$9.806	88,718
	2008	$9.806	$5.408	74,498
	2009	$5.408	$5.167	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$13.355	$13.847	979,647
	2007	$13.847	$14.408	935,609
	2008	$14.408	$12.889	804,286
	2009	$12.889	$15.514	703,266
	2010	$15.514	$16.645	638,828
	2011	$16.645	$17.155	500,669
	2012	$17.155	$19.218	459,845
	2013	$19.218	$19.068	392,236
	2014	$19.068	$20.156	313,616
	2015	$20.156	$19.397	291,575

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$11.001	$11.264	774,764
	2007	$11.264	$11.396	910,349
	2008	$11.396	$9.509	679,532
	2009	$9.509	$9.880	644,373
	2010	$9.880	$9.940	619,411
	2011	$9.940	$10.023	506,795
	2012	$10.023	$10.165	459,815
	2013	$10.165	$10.014	382,060
	2014	$10.014	$9.939	338,629
	2015	$9.939	$9.751	315,060

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$10.272	$10.551	671,275
	2007	$10.551	$10.868	482,907
	2008	$10.868	$10.931	727,014
	2009	$10.931	$10.760	481,255
	2010	$10.760	$10.592	435,996
	2011	$10.592	$10.426	401,888
	2012	$10.426	$10.262	319,001
	2013	$10.262	$10.101	277,550
	2014	$10.101	$9.943	224,834
	2015	$9.943	$9.787	206,413

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$8.063	$8.248	1,099,288
	2007	$8.248	$9.678	923,998
	2008	$9.678	$4.977	700,210
	2009	$4.977	$8.369	620,532
	2010	$8.369	$10.497	532,707
	2011	$10.497	$9.612	457,858
	2012	$9.612	$10.604	390,642
	2013	$10.604	$15.694	557,500
	2014	$15.694	$16.288	388,275
	2015	$16.288	$17.367	351,860

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.040	$12.469	1,028,880
	2007	$12.469	$13.298	862,141
	2008	$13.298	$9.921	665,917
	2009	$9.921	$11.662	602,400
	2010	$11.662	$12.225	548,535
	2011	$12.225	$11.054	445,766
	2012	$11.054	$11.605	369,690
	2013	$11.605	$12.354	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.004	$12.554	443,981
	2007	$12.554	$11.609	396,694
	2008	$11.609	$7.004	298,142
	2009	$7.004	$8.949	277,204
	2010	$8.949	$10.074	227,908
	2011	$10.074	$9.455	145,033
	2012	$9.455	$11.087	119,123
	2013	$11.087	$14.805	106,097
	2014	$14.805	$16.135	97,541
	2015	$16.135	$14.685	89,709

Putnam VT International Equity Fund - Class IB
	2006	$9.106	$11.447	515,718
	2007	$11.447	$12.209	446,897
	2008	$12.209	$6.735	352,540
	2009	$6.735	$8.261	296,588
	2010	$8.261	$8.946	285,794
	2011	$8.946	$7.314	237,250
	2012	$7.314	$8.776	201,586
	2013	$8.776	$11.062	163,809
	2014	$11.062	$10.150	163,789
	2015	$10.150	$10.004	144,921

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.063	$16.236	456,712
	2007	$16.236	$13.946	422,535
	2008	$13.946	$8.323	355,678
	2009	$8.323	$10.775	331,421
	2010	$10.775	$13.361	318,465
	2011	$13.361	$12.529	223,263
	2012	$12.529	$14.487	213,263
	2013	$14.487	$19.906	190,923
	2014	$19.906	$20.265	71,100
	2015	$20.265	$19.099	60,570

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.917	$6.140	435,359
	2007	$6.140	$6.377	353,975
	2008	$6.377	$3.952	287,897
	2009	$3.952	$6.375	243,589
	2010	$6.375	$7.579	219,638
	2011	$7.579	$6.128	222,667
	2012	$6.128	$6.890	206,632
	2013	$6.890	$9.746	164,135
	2014	$9.746	$10.525	153,419
	2015	$10.525	$9.725	141,292

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.376	$16.705	163,047
	2007	$16.705	$23.091	132,893
	2008	$23.091	$9.857	126,959
	2009	$9.857	$16.478	138,374
	2010	$16.478	$19.304	139,088
	2011	$19.304	$15.539	173,229
	2012	$15.539	$18.344	159,319
	2013	$18.344	$17.870	121,893
	2014	$17.870	$16.798	71,137
	2015	$16.798	$14.765	64,600

UIF Global Infrastructure - Class II
	2014	$10.000	$16.797	205,161
	2015	$16.797	$14.236	192,794

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.313	$11.471	193,947
	2007	$11.471	$12.936	148,990
	2008	$12.936	$7.050	137,663
	2009	$7.050	$9.196	122,897
	2010	$9.196	$9.566	112,893
	2011	$9.566	$9.069	107,354
	2012	$9.069	$10.161	94,224
	2013	$10.161	$11.595	82,657
	2014	$11.595	$11.658	69,995
	2015	$11.658	$10.741	59,302

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.468	311,419
	2014	$13.468	$13.520	270,112
	2015	$13.520	$12.438	244,436

UIF Growth Portfolio, Class I
	2006	$7.334	$7.515	320,230
	2007	$7.515	$9.015	320,992
	2008	$9.015	$4.509	249,014
	2009	$4.509	$7.346	209,036
	2010	$7.346	$8.884	192,975
	2011	$8.884	$8.499	162,482
	2012	$8.499	$9.567	151,104
	2013	$9.567	$13.943	119,314
	2014	$13.943	$14.596	114,339
	2015	$14.596	$16.124	99,918

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.134	$15.201	170,680
	2007	$15.201	$18.351	133,847
	2008	$18.351	$9.615	125,651
	2009	$9.615	$14.919	107,554
	2010	$14.919	$19.430	104,050
	2011	$19.430	$17.762	96,439
	2012	$17.762	$19.000	82,771
	2013	$19.000	$25.711	60,376
	2014	$25.711	$25.803	44,918
	2015	$25.803	$23.898	40,811

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.382	$34.489	174,366
	2007	$34.489	$28.147	147,644
	2008	$28.147	$17.204	105,745
	2009	$17.204	$21.734	99,050
	2010	$21.734	$27.800	90,278
	2011	$27.800	$28.983	66,256
	2012	$28.983	$33.042	56,228
	2013	$33.042	$33.188	43,627
	2014	$33.188	$42.374	39,957
	2015	$42.374	$42.610	36,550

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

Mortality & Expense = 1.5

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.676	$12.292	10,994
	2007	$12.292	$12.683	2,998
	2008	$12.683	$7.402	3,118
	2009	$7.402	$8.767	3,153
	2010	$8.767	$9.732	1,250
	2011	$9.732	$10.160	293
	2012	$10.160	$11.722	288
	2013	$11.722	$15.527	0
	2014	$15.527	$16.700	0
	2015	$16.700	$16.669	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.581	$10.285	7,789
	2007	$10.285	$11.402	698
	2008	$11.402	$6.441	0
	2009	$6.441	$8.422	0
	2010	$8.422	$9.515	0
	2011	$9.515	$9.455	0
	2012	$9.455	$10.568	0
	2013	$10.568	$13.908	0
	2014	$13.908	$15.462	0
	2015	$15.462	$16.558	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.279	$9.074	0
	2007	$9.074	$10.144	0
	2008	$10.144	$6.008	0
	2009	$6.008	$8.106	0
	2010	$8.106	$8.762	0
	2011	$8.762	$8.341	0
	2012	$8.341	$9.532	0
	2013	$9.532	$12.851	0
	2014	$12.851	$14.398	0
	2015	$14.398	$15.707	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.873	$11.703	0
	2007	$11.703	$11.829	0
	2008	$11.829	$8.920	0
	2009	$8.920	$12.526	0
	2010	$12.526	$13.962	0
	2011	$13.962	$14.368	0
	2012	$14.368	$16.339	0
	2013	$16.339	$17.339	0
	2014	$17.339	$17.059	0
	2015	$17.059	$15.257	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.238	$13.078	0
	2007	$13.078	$13.352	0
	2008	$13.352	$9.243	0
	2009	$9.243	$12.335	0
	2010	$12.335	$13.677	0
	2011	$13.677	$13.782	0
	2012	$13.782	$15.278	0
	2013	$15.278	$17.132	0
	2014	$17.132	$17.638	0
	2015	$17.638	$16.134	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.914	$13.881	0
	2007	$13.881	$14.134	0
	2008	$14.134	$8.748	0
	2009	$8.748	$10.852	0
	2010	$10.852	$11.875	0
	2011	$11.875	$11.565	0
	2012	$11.565	$13.002	0
	2013	$13.002	$16.412	0
	2014	$16.412	$17.302	0
	2015	$17.302	$16.187	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.488	$14.926	0
	2007	$14.926	$16.958	0
	2008	$16.958	$9.950	0
	2009	$9.950	$13.419	0
	2010	$13.419	$14.317	0
	2011	$14.317	$12.591	0
	2012	$12.591	$14.650	0
	2013	$14.650	$17.730	0
	2014	$17.730	$15.506	0
	2015	$15.506	$14.269	0

Invesco V.I. American Franchise Fund - Series I
	2006	$8.181	$8.282	0
	2007	$8.282	$9.532	0
	2008	$9.532	$4.785	0
	2009	$4.785	$7.820	0
	2010	$7.820	$9.224	0
	2011	$9.224	$8.517	0
	2012	$8.517	$9.532	0
	2013	$9.532	$13.146	0
	2014	$13.146	$14.030	0
	2015	$14.030	$14.498	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.087	$8.168	284
	2007	$8.168	$9.375	283
	2008	$9.375	$4.695	281
	2009	$4.695	$7.653	280
	2010	$7.653	$9.005	279
	2011	$9.005	$8.296	278
	2012	$8.296	$9.258	276
	2013	$9.258	$12.737	0
	2014	$12.737	$13.559	0
	2015	$13.559	$13.978	0

Invesco V.I. American Value Fund - Series I
	2006	$12.121	$14.399	8,380
	2007	$14.399	$15.280	1,336
	2008	$15.280	$8.829	761
	2009	$8.829	$12.095	679
	2010	$12.095	$14.550	171
	2011	$14.550	$14.452	0
	2012	$14.452	$16.683	0
	2013	$16.683	$22.045	0
	2014	$22.045	$23.810	0
	2015	$23.810	$21.294	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.850	$10.305	0
	2007	$10.305	$11.358	0
	2008	$11.358	$6.428	0
	2009	$6.428	$7.659	0
	2010	$7.659	$8.705	0
	2011	$8.705	$7.890	0
	2012	$7.890	$9.062	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.253	$13.994	663
	2007	$13.994	$13.450	594
	2008	$13.450	$8.497	0
	2009	$8.497	$10.738	0
	2010	$10.738	$12.226	0
	2011	$12.226	$11.779	0
	2012	$11.779	$13.785	0
	2013	$13.785	$18.403	0
	2014	$18.403	$19.759	0
	2015	$19.759	$18.241	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.799	281
	2007	$10.799	$11.490	280
	2008	$11.490	$7.899	279
	2009	$7.899	$9.973	277
	2010	$9.973	$10.753	276
	2011	$10.753	$10.576	275
	2012	$10.576	$11.852	274
	2013	$11.852	$15.076	0
	2014	$15.076	$16.045	0
	2015	$16.045	$14.880	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.384	$11.326	10,668
	2007	$11.326	$11.580	10,668
	2008	$11.580	$7.241	10,668
	2009	$7.241	$8.832	10,668
	2010	$8.832	$9.579	9,899
	2011	$9.579	$9.421	0
	2012	$9.421	$10.974	0
	2013	$10.974	$14.123	0
	2014	$14.123	$15.641	0
	2015	$15.641	$15.672	0

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.784	0
	2012	$12.784	$14.139	0
	2013	$14.139	$17.377	0
	2014	$17.377	$18.601	0
	2015	$18.601	$17.832	0

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.184	0
	2012	$10.184	$11.366	0
	2013	$11.366	$13.675	0
	2014	$13.675	$13.523	0
	2015	$13.523	$13.089	0

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.709	$15.210	0
	2007	$15.210	$15.980	0
	2008	$15.980	$9.265	0
	2009	$9.265	$10.587	0
	2010	$10.587	$11.657	0
	2011	$11.657	$12.569	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.835	0
	2014	$14.835	$14.831	0
	2015	$14.831	$14.104	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.545	$10.240	0
	2007	$10.240	$10.470	0
	2008	$10.470	$7.914	0
	2009	$7.914	$11.236	0
	2010	$11.236	$12.158	0
	2011	$12.158	$12.164	0
	2012	$12.164	$14.185	0
	2013	$14.185	$14.626	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.836	$13.275	1,810
	2007	$13.275	$13.437	1,802
	2008	$13.437	$9.727	1,605
	2009	$9.727	$11.956	1,610
	2010	$11.956	$13.194	639
	2011	$13.194	$14.036	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.459	$12.545	0
	2007	$12.545	$13.524	0
	2008	$13.524	$9.513	0
	2009	$9.513	$12.191	0
	2010	$12.191	$13.690	0
	2011	$13.690	$12.614	0
	2012	$12.614	$13.773	0
	2013	$13.773	$17.461	0
	2014	$17.461	$17.945	0
	2015	$17.945	$16.949	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.169	$12.566	0
	2007	$12.566	$14.542	0
	2008	$14.542	$7.608	0
	2009	$7.608	$11.708	0
	2010	$11.708	$14.665	0
	2011	$14.665	$13.082	0
	2012	$13.082	$14.371	0
	2013	$14.371	$19.319	0
	2014	$19.319	$20.475	0
	2015	$20.475	$20.360	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.069	$11.418	654
	2007	$11.418	$11.798	631
	2008	$11.798	$7.283	600
	2009	$7.283	$9.036	563
	2010	$9.036	$10.189	296
	2011	$10.189	$10.182	4
	2012	$10.182	$11.575	0
	2013	$11.575	$14.985	0
	2014	$14.985	$16.658	0
	2015	$16.658	$16.521	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.663	$11.415	293
	2007	$11.415	$13.484	262
	2008	$13.484	$8.831	289
	2009	$8.831	$10.328	276
	2010	$10.328	$10.849	295
	2011	$10.849	$12.367	0
	2012	$12.367	$14.414	0
	2013	$14.414	$16.674	0
	2014	$16.674	$17.634	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.543	$12.229	0
	2007	$12.229	$14.366	0
	2008	$14.366	$7.210	0
	2009	$7.210	$11.996	0
	2010	$11.996	$14.844	0
	2011	$14.844	$13.499	0
	2012	$13.499	$14.827	0
	2013	$14.827	$15.733	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$11.035	$14.105	1,421
	2007	$14.105	$16.010	0
	2008	$16.010	$9.005	0
	2009	$9.005	$11.291	0
	2010	$11.291	$11.885	0
	2011	$11.885	$10.544	0
	2012	$10.544	$12.261	0
	2013	$12.261	$15.349	0
	2014	$15.349	$13.690	0
	2015	$13.690	$12.746	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.404	$12.118	775
	2007	$12.118	$13.914	696
	2008	$13.914	$7.674	0
	2009	$7.674	$7.330	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$12.048	$12.490	2,266
	2007	$12.490	$12.995	270
	2008	$12.995	$11.623	226
	2009	$11.623	$13.989	206
	2010	$13.989	$15.008	207
	2011	$15.008	$15.466	0
	2012	$15.466	$17.324	0
	2013	$17.324	$17.188	0
	2014	$17.188	$18.166	0
	2015	$18.166	$17.480	0

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.484	$10.734	0
	2007	$10.734	$10.858	0
	2008	$10.858	$9.060	0
	2009	$9.060	$9.411	0
	2010	$9.411	$9.468	0
	2011	$9.468	$9.546	0
	2012	$9.546	$9.681	0
	2013	$9.681	$9.536	0
	2014	$9.536	$9.463	0
	2015	$9.463	$9.283	0

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.877	$10.144	0
	2007	$10.144	$10.448	0
	2008	$10.448	$10.507	0
	2009	$10.507	$10.342	0
	2010	$10.342	$10.179	0
	2011	$10.179	$10.019	0
	2012	$10.019	$9.860	0
	2013	$9.860	$9.705	0
	2014	$9.705	$9.552	0
	2015	$9.552	$9.401	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.881	$11.129	0
	2007	$11.129	$13.058	0
	2008	$13.058	$6.715	0
	2009	$6.715	$11.290	0
	2010	$11.290	$14.158	0
	2011	$14.158	$12.963	0
	2012	$12.963	$14.300	0
	2013	$14.300	$21.162	0
	2014	$21.162	$21.960	0
	2015	$21.960	$23.413	0

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$12.042	$13.599	235
	2007	$13.599	$14.502	233
	2008	$14.502	$10.818	226
	2009	$10.818	$12.716	230
	2010	$12.716	$13.327	241
	2011	$13.327	$12.050	0
	2012	$12.050	$12.650	0
	2013	$12.650	$13.465	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.701	$12.207	0
	2007	$12.207	$11.287	0
	2008	$11.287	$6.809	0
	2009	$6.809	$8.699	0
	2010	$8.699	$9.792	0
	2011	$9.792	$9.189	0
	2012	$9.189	$10.774	0
	2013	$10.774	$14.386	0
	2014	$14.386	$15.677	0
	2015	$15.677	$14.266	0

Putnam VT International Equity Fund - Class IB
	2006	$11.878	$14.931	468
	2007	$14.931	$15.922	448
	2008	$15.922	$8.782	487
	2009	$8.782	$10.772	509
	2010	$10.772	$11.664	145
	2011	$11.664	$9.535	0
	2012	$9.535	$11.440	0
	2013	$11.440	$14.418	0
	2014	$14.418	$13.228	0
	2015	$13.228	$13.036	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.058	$16.229	622
	2007	$16.229	$13.938	558
	2008	$13.938	$8.318	0
	2009	$8.318	$10.767	0
	2010	$10.767	$13.349	0
	2011	$13.349	$12.517	0
	2012	$12.517	$14.471	0
	2013	$14.471	$19.883	0
	2014	$19.883	$20.239	0
	2015	$20.239	$19.073	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.712	$9.040	18,183
	2007	$9.040	$9.387	18,183
	2008	$9.387	$5.817	18,183
	2009	$5.817	$9.382	18,183
	2010	$9.382	$11.154	16,872
	2011	$11.154	$9.018	0
	2012	$9.018	$10.137	0
	2013	$10.137	$14.338	0
	2014	$14.338	$15.482	0
	2015	$15.482	$14.305	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.587	$27.787	817
	2007	$27.787	$38.405	0
	2008	$38.405	$16.393	0
	2009	$16.393	$27.401	0
	2010	$27.401	$32.097	0
	2011	$32.097	$25.833	0
	2012	$25.833	$30.495	0
	2013	$30.495	$29.703	0
	2014	$29.703	$27.919	0
	2015	$27.919	$24.538	0

UIF Global Infrastructure - Class II
	2014	$10.000	$18.917	0
	2015	$18.917	$16.031	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.795	$14.526	0
	2007	$14.526	$16.380	0
	2008	$16.380	$8.926	0
	2009	$8.926	$11.642	0
	2010	$11.642	$12.108	0
	2011	$12.108	$11.478	0
	2012	$11.478	$12.859	0
	2013	$12.859	$14.673	0
	2014	$14.673	$14.752	0
	2015	$14.752	$13.589	0

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.679	0
	2014	$14.679	$14.734	0
	2015	$14.734	$13.553	0

UIF Growth Portfolio, Class I
	2006	$10.157	$10.406	0
	2007	$10.406	$12.484	0
	2008	$12.484	$6.242	0
	2009	$6.242	$10.171	0
	2010	$10.171	$12.298	0
	2011	$12.298	$11.764	0
	2012	$11.764	$13.241	0
	2013	$13.241	$19.296	0
	2014	$19.296	$20.197	0
	2015	$20.197	$22.310	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.128	$15.194	0
	2007	$15.194	$18.341	0
	2008	$18.341	$9.608	0
	2009	$9.608	$14.908	0
	2010	$14.908	$19.413	0
	2011	$19.413	$17.745	0
	2012	$17.745	$18.980	0
	2013	$18.980	$25.681	0
	2014	$25.681	$25.770	0
	2015	$25.770	$23.866	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.959	$28.475	361
	2007	$28.475	$23.237	426
	2008	$23.237	$14.201	440
	2009	$14.201	$17.939	479
	2010	$17.939	$22.944	220
	2011	$22.944	$23.917	0
	2012	$23.917	$27.264	0
	2013	$27.264	$27.382	0
	2014	$27.382	$34.957	0
	2015	$34.957	$35.149	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.53

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.661	$12.271	7,554
	2007	$12.271	$12.658	5,845
	2008	$12.658	$7.386	4,300
	2009	$7.386	$8.745	4,293
	2010	$8.745	$9.705	3,725
	2011	$9.705	$10.128	3,722
	2012	$10.128	$11.682	1,958
	2013	$11.682	$15.468	1,957
	2014	$15.468	$16.632	453
	2015	$16.632	$16.597	439

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.567	$10.268	1,961
	2007	$10.268	$11.380	2,709
	2008	$11.380	$6.426	2,224
	2009	$6.426	$8.401	2,670
	2010	$8.401	$9.488	2,670
	2011	$9.488	$9.425	1,307
	2012	$9.425	$10.532	801
	2013	$10.532	$13.856	801
	2014	$13.856	$15.399	800
	2015	$15.399	$16.486	729

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.266	$9.059	8,861
	2007	$9.059	$10.125	7,202
	2008	$10.125	$5.994	7,198
	2009	$5.994	$8.086	5,932
	2010	$8.086	$8.737	5,930
	2011	$8.737	$8.315	5,928
	2012	$8.315	$9.499	5,926
	2013	$9.499	$12.803	5,924
	2014	$12.803	$14.339	5,923
	2015	$14.339	$15.639	5,922

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.868	$11.694	397
	2007	$11.694	$11.817	0
	2008	$11.817	$8.908	0
	2009	$8.908	$12.506	0
	2010	$12.506	$13.935	0
	2011	$13.935	$14.335	0
	2012	$14.335	$16.298	0
	2013	$16.298	$17.289	0
	2014	$17.289	$17.006	0
	2015	$17.006	$15.204	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.234	$13.069	811
	2007	$13.069	$13.340	1,704
	2008	$13.340	$9.232	1,218
	2009	$9.232	$12.316	544
	2010	$12.316	$13.652	544
	2011	$13.652	$13.752	543
	2012	$13.752	$15.241	408
	2013	$15.241	$17.085	408
	2014	$17.085	$17.585	2,054
	2015	$17.585	$16.080	2,144

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.908	$13.870	0
	2007	$13.870	$14.119	203
	2008	$14.119	$8.736	829
	2009	$8.736	$10.833	295
	2010	$10.833	$11.851	295
	2011	$11.851	$11.539	295
	2012	$11.539	$12.969	713
	2013	$12.969	$16.365	713
	2014	$16.365	$17.247	1,148
	2015	$17.247	$16.130	1,154

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.482	$14.915	3,117
	2007	$14.915	$16.940	3,063
	2008	$16.940	$9.937	2,340
	2009	$9.937	$13.397	1,631
	2010	$13.397	$14.289	1,634
	2011	$14.289	$12.563	467
	2012	$12.563	$14.613	407
	2013	$14.613	$17.679	407
	2014	$17.679	$15.457	845
	2015	$15.457	$14.220	839

Invesco V.I. American Franchise Fund - Series I
	2006	$8.170	$8.268	4,907
	2007	$8.268	$9.513	188
	2008	$9.513	$4.774	199
	2009	$4.774	$7.800	0
	2010	$7.800	$9.197	0
	2011	$9.197	$8.490	0
	2012	$8.490	$9.499	105
	2013	$9.499	$13.097	105
	2014	$13.097	$13.973	81
	2015	$13.973	$14.435	60

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.076	$8.154	5,717
	2007	$8.154	$9.357	3,284
	2008	$9.357	$4.684	1,494
	2009	$4.684	$7.634	1,493
	2010	$7.634	$8.980	1,042
	2011	$8.980	$8.270	1,042
	2012	$8.270	$9.226	133
	2013	$9.226	$12.689	132
	2014	$12.689	$13.504	103
	2015	$13.504	$13.917	76

Invesco V.I. American Value Fund - Series I
	2006	$12.105	$14.375	11,918
	2007	$14.375	$15.250	10,719
	2008	$15.250	$8.809	8,814
	2009	$8.809	$12.064	8,773
	2010	$12.064	$14.509	8,368
	2011	$14.509	$14.406	4,748
	2012	$14.406	$16.626	4,406
	2013	$16.626	$21.962	2,649
	2014	$21.962	$23.714	2,952
	2015	$23.714	$21.201	2,857

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.836	$10.287	820
	2007	$10.287	$11.336	822
	2008	$11.336	$6.413	829
	2009	$6.413	$7.640	666
	2010	$7.640	$8.681	665
	2011	$8.681	$7.865	664
	2012	$7.865	$9.032	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.239	$13.974	4,622
	2007	$13.974	$13.427	4,643
	2008	$13.427	$8.480	3,112
	2009	$8.480	$10.713	1,789
	2010	$10.713	$12.194	1,785
	2011	$12.194	$11.745	698
	2012	$11.745	$13.741	695
	2013	$13.741	$18.339	692
	2014	$18.339	$19.684	656
	2015	$19.684	$18.166	567

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.797	3,800
	2007	$10.797	$11.484	1,448
	2008	$11.484	$7.893	1,115
	2009	$7.893	$9.962	984
	2010	$9.962	$10.738	982
	2011	$10.738	$10.558	980
	2012	$10.558	$11.829	202
	2013	$11.829	$15.041	201
	2014	$15.041	$16.004	200
	2015	$16.004	$14.836	199

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.369	$11.307	11,790
	2007	$11.307	$11.557	10,083
	2008	$11.557	$7.225	10,079
	2009	$7.225	$8.809	8,868
	2010	$8.809	$9.551	8,865
	2011	$9.551	$9.391	7,332
	2012	$9.391	$10.936	7,331
	2013	$10.936	$14.069	7,329
	2014	$14.069	$15.577	7,328
	2015	$15.577	$15.604	7,327

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.743	0
	2012	$12.743	$14.090	0
	2013	$14.090	$17.312	0
	2014	$17.312	$18.525	0
	2015	$18.525	$17.754	0

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.152	1,322
	2012	$10.152	$11.327	1,322
	2013	$11.327	$13.624	1,322
	2014	$13.624	$13.468	1,322
	2015	$13.468	$13.032	1,322

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.692	$15.185	2,673
	2007	$15.185	$15.949	1,322
	2008	$15.949	$9.244	1,322
	2009	$9.244	$10.560	1,322
	2010	$10.560	$11.624	1,322
	2011	$11.624	$12.532	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.779	0
	2014	$14.779	$14.771	0
	2015	$14.771	$14.042	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.532	$10.223	416
	2007	$10.223	$10.450	0
	2008	$10.450	$7.896	0
	2009	$7.896	$11.207	0
	2010	$11.207	$12.124	0
	2011	$12.124	$12.125	0
	2012	$12.125	$14.136	0
	2013	$14.136	$14.574	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.820	$13.253	4,109
	2007	$13.253	$13.411	3,824
	2008	$13.411	$9.705	3,821
	2009	$9.705	$11.925	1,655
	2010	$11.925	$13.157	1,412
	2011	$13.157	$13.994	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.453	$12.535	0
	2007	$12.535	$13.509	326
	2008	$13.509	$9.500	326
	2009	$9.500	$12.170	0
	2010	$12.170	$13.663	0
	2011	$13.663	$12.585	0
	2012	$12.585	$13.737	0
	2013	$13.737	$17.410	0
	2014	$17.410	$17.888	0
	2015	$17.888	$16.890	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.163	$12.556	0
	2007	$12.556	$14.526	0
	2008	$14.526	$7.597	0
	2009	$7.597	$11.688	0
	2010	$11.688	$14.636	0
	2011	$14.636	$13.052	0
	2012	$13.052	$14.333	0
	2013	$14.333	$19.263	0
	2014	$19.263	$20.409	0
	2015	$20.409	$20.289	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.056	$11.399	20,830
	2007	$11.399	$11.775	8,181
	2008	$11.775	$7.267	7,450
	2009	$7.267	$9.013	7,036
	2010	$9.013	$10.160	7,036
	2011	$10.160	$10.150	1,907
	2012	$10.150	$11.534	1,907
	2013	$11.534	$14.929	0
	2014	$14.929	$16.590	0
	2015	$16.590	$16.449	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.650	$11.396	0
	2007	$11.396	$13.457	0
	2008	$13.457	$8.811	0
	2009	$8.811	$10.301	0
	2010	$10.301	$10.818	0
	2011	$10.818	$12.327	0
	2012	$12.327	$14.364	0
	2013	$14.364	$16.611	0
	2014	$16.611	$17.566	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.528	$12.208	1,921
	2007	$12.208	$14.338	1,916
	2008	$14.338	$7.194	775
	2009	$7.194	$11.965	119
	2010	$11.965	$14.801	119
	2011	$14.801	$13.456	109
	2012	$13.456	$14.776	0
	2013	$14.776	$15.677	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$11.020	$14.081	5,945
	2007	$14.081	$15.978	4,434
	2008	$15.978	$8.985	2,291
	2009	$8.985	$11.262	1,595
	2010	$11.262	$11.851	1,595
	2011	$11.851	$10.511	0
	2012	$10.511	$12.219	0
	2013	$12.219	$15.292	0
	2014	$15.292	$13.635	0
	2015	$13.635	$12.691	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.390	$12.098	0
	2007	$12.098	$13.887	0
	2008	$13.887	$7.656	0
	2009	$7.656	$7.313	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$12.031	$12.469	2,050
	2007	$12.469	$12.969	2,050
	2008	$12.969	$11.597	1,234
	2009	$11.597	$13.953	774
	2010	$13.953	$14.965	774
	2011	$14.965	$15.417	774
	2012	$15.417	$17.264	0
	2013	$17.264	$17.123	0
	2014	$17.123	$18.093	0
	2015	$18.093	$17.404	0

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.470	$10.716	2,712
	2007	$10.716	$10.837	2,711
	2008	$10.837	$9.039	1,281
	2009	$9.039	$9.387	472
	2010	$9.387	$9.441	471
	2011	$9.441	$9.516	470
	2012	$9.516	$9.647	229
	2013	$9.647	$9.500	228
	2014	$9.500	$9.425	178
	2015	$9.425	$9.243	131

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.863	$10.127	2,294
	2007	$10.127	$10.427	1,854
	2008	$10.427	$10.484	1,172
	2009	$10.484	$10.316	786
	2010	$10.316	$10.150	551
	2011	$10.150	$9.987	549
	2012	$9.987	$9.826	112
	2013	$9.826	$9.668	112
	2014	$9.668	$9.513	87
	2015	$9.513	$9.360	64

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.867	$11.110	11,689
	2007	$11.110	$13.032	7,127
	2008	$13.032	$6.699	5,877
	2009	$6.699	$11.261	5,156
	2010	$11.261	$14.118	5,154
	2011	$14.118	$12.923	5,143
	2012	$12.923	$14.251	5,029
	2013	$14.251	$21.083	5,029
	2014	$21.083	$21.871	4,485
	2015	$21.871	$23.311	4,455

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$12.025	$13.576	5,447
	2007	$13.576	$14.474	2,544
	2008	$14.474	$10.794	1,499
	2009	$10.794	$12.683	843
	2010	$12.683	$13.289	843
	2011	$13.289	$12.012	843
	2012	$12.012	$12.606	843
	2013	$12.606	$13.417	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.686	$12.187	3,500
	2007	$12.187	$11.265	197
	2008	$11.265	$6.794	196
	2009	$6.794	$8.677	163
	2010	$8.677	$9.764	162
	2011	$9.764	$9.160	162
	2012	$9.160	$10.736	161
	2013	$10.736	$14.332	161
	2014	$14.332	$15.613	125
	2015	$15.613	$14.204	92

Putnam VT International Equity Fund - Class IB
	2006	$11.862	$14.906	1,978
	2007	$14.906	$15.891	947
	2008	$15.891	$8.762	946
	2009	$8.762	$10.744	944
	2010	$10.744	$11.630	601
	2011	$11.630	$9.505	601
	2012	$9.505	$11.400	0
	2013	$11.400	$14.364	0
	2014	$14.364	$13.174	0
	2015	$13.174	$12.979	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.043	$16.206	2,525
	2007	$16.206	$13.915	2,915
	2008	$13.915	$8.301	2,740
	2009	$8.301	$10.742	2,739
	2010	$10.742	$13.314	2,738
	2011	$13.314	$12.480	1,670
	2012	$12.480	$14.425	1,484
	2013	$14.425	$19.813	858
	2014	$19.813	$20.162	252
	2015	$20.162	$18.995	185

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.700	$9.025	0
	2007	$9.025	$9.368	0
	2008	$9.368	$5.804	0
	2009	$5.804	$9.358	152
	2010	$9.358	$11.122	155
	2011	$11.122	$8.989	176
	2012	$8.989	$10.102	0
	2013	$10.102	$14.284	0
	2014	$14.284	$15.419	0
	2015	$15.419	$14.243	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.559	$27.741	1,216
	2007	$27.741	$38.329	1,431
	2008	$38.329	$16.356	1,380
	2009	$16.356	$27.331	1,319
	2010	$27.331	$32.005	1,317
	2011	$32.005	$25.752	1,321
	2012	$25.752	$30.389	1,292
	2013	$30.389	$29.591	1,683
	2014	$29.591	$27.806	1,683
	2015	$27.806	$24.431	1,683

UIF Global Infrastructure - Class II
	2014	$10.000	$18.840	0
	2015	$18.840	$15.962	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.779	$14.502	621
	2007	$14.502	$16.348	621
	2008	$16.348	$8.906	621
	2009	$8.906	$11.612	621
	2010	$11.612	$12.074	621
	2011	$12.074	$11.442	621
	2012	$11.442	$12.815	621
	2013	$12.815	$14.618	621
	2014	$14.618	$14.692	621
	2015	$14.692	$13.530	621

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.624	843
	2014	$14.624	$14.674	0
	2015	$14.674	$13.494	0

UIF Growth Portfolio, Class I
	2006	$10.143	$10.389	6,321
	2007	$10.389	$12.459	1,167
	2008	$12.459	$6.228	838
	2009	$6.228	$10.145	838
	2010	$10.145	$12.262	838
	2011	$12.262	$11.727	838
	2012	$11.727	$13.196	0
	2013	$13.196	$19.223	0
	2014	$19.223	$20.116	0
	2015	$20.116	$22.212	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.113	$15.173	3,096
	2007	$15.173	$18.310	3,633
	2008	$18.310	$9.589	2,569
	2009	$9.589	$14.874	2,043
	2010	$14.874	$19.362	2,040
	2011	$19.362	$17.693	2,037
	2012	$17.693	$18.919	1,726
	2013	$18.919	$25.591	1,726
	2014	$25.591	$25.673	1,726
	2015	$25.673	$23.768	1,726

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.930	$28.428	475
	2007	$28.428	$23.191	475
	2008	$23.191	$14.169	217
	2009	$14.169	$17.893	217
	2010	$17.893	$22.878	217
	2011	$22.878	$23.842	217
	2012	$23.842	$27.170	217
	2013	$27.170	$27.279	217
	2014	$27.279	$34.815	456
	2015	$34.815	$34.996	425

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.271	$12.970	515,021
	2007	$12.970	$13.377	389,121
	2008	$13.377	$7.803	273,022
	2009	$7.803	$9.237	232,002
	2010	$9.237	$10.249	204,482
	2011	$10.249	$10.694	167,488
	2012	$10.694	$12.332	142,066
	2013	$12.332	$16.327	108,698
	2014	$16.327	$17.552	90,290
	2015	$17.552	$17.511	81,762

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$6.937	$6.739	255,228
	2007	$6.739	$7.467	181,201
	2008	$7.467	$4.216	116,269
	2009	$4.216	$5.510	114,740
	2010	$5.510	$6.222	117,675
	2011	$6.222	$6.180	97,950
	2012	$6.180	$6.904	91,286
	2013	$6.904	$9.081	78,767
	2014	$9.081	$10.090	64,651
	2015	$10.090	$10.800	61,470

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.431	$6.285	271,897
	2007	$6.285	$7.023	230,260
	2008	$7.023	$4.157	136,510
	2009	$4.157	$5.607	131,859
	2010	$5.607	$6.057	114,281
	2011	$6.057	$5.763	104,594
	2012	$5.763	$6.583	94,428
	2013	$6.583	$8.871	63,123
	2014	$8.871	$9.933	49,891
	2015	$9.933	$10.831	41,855

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.865	$11.688	13,737
	2007	$11.688	$11.808	18,521
	2008	$11.808	$8.899	11,928
	2009	$8.899	$12.491	25,170
	2010	$12.491	$13.916	29,715
	2011	$13.916	$14.313	20,188
	2012	$14.313	$16.269	16,697
	2013	$16.269	$17.256	15,361
	2014	$17.256	$16.969	12,055
	2015	$16.969	$15.169	4,780

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.229	$13.061	159,527
	2007	$13.061	$13.329	194,756
	2008	$13.329	$9.222	117,050
	2009	$9.222	$12.301	132,809
	2010	$12.301	$13.633	99,628
	2011	$13.633	$13.730	82,878
	2012	$13.730	$15.213	71,121
	2013	$15.213	$17.051	61,259
	2014	$17.051	$17.546	36,842
	2015	$17.546	$16.041	28,380

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.905	$13.863	93,180
	2007	$13.863	$14.109	105,800
	2008	$14.109	$8.728	80,914
	2009	$8.728	$10.822	86,092
	2010	$10.822	$11.836	79,500
	2011	$11.836	$11.522	67,779
	2012	$11.522	$12.947	53,038
	2013	$12.947	$16.334	38,436
	2014	$16.334	$17.211	17,899
	2015	$17.211	$16.094	14,610

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.478	$14.906	135,316
	2007	$14.906	$16.927	133,388
	2008	$16.927	$9.927	82,851
	2009	$9.927	$13.382	90,947
	2010	$13.382	$14.269	80,136
	2011	$14.269	$12.543	68,531
	2012	$12.543	$14.587	57,280
	2013	$14.587	$17.645	52,803
	2014	$17.645	$15.424	35,889
	2015	$15.424	$14.186	31,934

Invesco V.I. American Franchise Fund - Series I
	2006	$5.084	$5.144	181,432
	2007	$5.144	$5.918	149,537
	2008	$5.918	$2.969	123,611
	2009	$2.969	$4.850	120,068
	2010	$4.850	$5.718	117,663
	2011	$5.718	$5.277	104,536
	2012	$5.277	$5.903	192,256
	2013	$5.903	$8.137	166,717
	2014	$8.137	$8.679	142,221
	2015	$8.679	$8.965	95,462

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.447	$7.518	383,772
	2007	$7.518	$8.625	296,644
	2008	$8.625	$4.317	227,634
	2009	$4.317	$7.034	187,725
	2010	$7.034	$8.272	177,060
	2011	$8.272	$7.617	142,346
	2012	$7.617	$8.496	111,289
	2013	$8.496	$11.683	85,773
	2014	$11.683	$12.430	63,419
	2015	$12.430	$12.808	46,434

Invesco V.I. American Value Fund - Series I
	2006	$11.940	$14.176	510,550
	2007	$14.176	$15.036	411,673
	2008	$15.036	$8.683	288,797
	2009	$8.683	$11.890	249,899
	2010	$11.890	$14.297	201,705
	2011	$14.297	$14.193	145,696
	2012	$14.193	$16.376	119,104
	2013	$16.376	$21.628	94,481
	2014	$21.628	$23.349	66,140
	2015	$23.349	$20.870	56,001

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.642	$6.946	343,531
	2007	$6.946	$7.652	289,925
	2008	$7.652	$4.328	228,244
	2009	$4.328	$5.155	215,170
	2010	$5.155	$5.856	180,917
	2011	$5.856	$5.305	141,266
	2012	$5.305	$6.092	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.230	$13.961	748,965
	2007	$13.961	$13.412	618,232
	2008	$13.412	$8.469	470,835
	2009	$8.469	$10.697	421,550
	2010	$10.697	$12.173	367,344
	2011	$12.173	$11.722	278,456
	2012	$11.722	$13.712	235,063
	2013	$13.712	$18.296	191,354
	2014	$18.296	$19.635	157,147
	2015	$19.635	$18.117	139,550

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.796	166,825
	2007	$10.796	$11.480	126,289
	2008	$11.480	$7.888	95,547
	2009	$7.888	$9.955	85,334
	2010	$9.955	$10.728	76,285
	2011	$10.728	$10.546	58,718
	2012	$10.546	$11.813	51,782
	2013	$11.813	$15.018	40,047
	2014	$15.018	$15.976	32,515
	2015	$15.976	$14.808	28,806

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$11.040	$12.036	392,454
	2007	$12.036	$12.300	257,467
	2008	$12.300	$7.688	199,318
	2009	$7.688	$9.372	176,333
	2010	$9.372	$10.159	160,374
	2011	$10.159	$9.987	124,511
	2012	$9.987	$11.627	99,236
	2013	$11.627	$14.956	85,384
	2014	$14.956	$16.555	71,861
	2015	$16.555	$16.580	56,034

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.284	45,944
	2012	$13.284	$14.685	38,000
	2013	$14.685	$18.039	29,072
	2014	$18.039	$19.299	17,617
	2015	$19.299	$18.493	14,111

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.543	96,616
	2012	$9.543	$10.646	75,170
	2013	$10.646	$12.801	67,798
	2014	$12.801	$12.653	47,064
	2015	$12.653	$12.241	31,087

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$11.945	$14.288	298,429
	2007	$14.288	$15.004	239,980
	2008	$15.004	$8.694	163,772
	2009	$8.694	$9.930	148,577
	2010	$9.930	$10.929	136,782
	2011	$10.929	$11.781	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.608	16,712
	2014	$8.608	$8.601	14,485
	2015	$8.601	$8.175	12,774

Invesco V.I. High Yield Securities Fund - Series II
	2006	$5.561	$5.963	249,981
	2007	$5.963	$6.093	130,688
	2008	$6.093	$4.603	83,936
	2009	$4.603	$6.533	67,095
	2010	$6.533	$7.065	64,408
	2011	$7.065	$7.065	34,051
	2012	$7.065	$8.235	27,947
	2013	$8.235	$8.489	0

Invesco V.I. Income Builder Fund - Series II
	2006	$12.336	$13.829	145,993
	2007	$13.829	$13.991	95,324
	2008	$13.991	$10.123	71,532
	2009	$10.123	$12.436	61,919
	2010	$12.436	$13.718	60,826
	2011	$13.718	$14.590	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.450	$12.529	9,556
	2007	$12.529	$13.500	10,547
	2008	$13.500	$9.492	10,297
	2009	$9.492	$12.157	13,868
	2010	$12.157	$13.646	14,177
	2011	$13.646	$12.567	9,131
	2012	$12.567	$13.715	6,997
	2013	$13.715	$17.378	8,405
	2014	$17.378	$17.851	5,606
	2015	$17.851	$16.852	5,289

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.161	$12.551	32,990
	2007	$12.551	$14.517	32,298
	2008	$14.517	$7.591	18,618
	2009	$7.591	$11.677	16,473
	2010	$11.677	$14.619	15,429
	2011	$14.619	$13.034	12,360
	2012	$13.034	$14.310	6,877
	2013	$14.310	$19.229	3,291
	2014	$19.229	$20.369	2,699
	2015	$20.369	$20.244	2,626

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$8.183	$9.274	595,062
	2007	$9.274	$9.578	492,564
	2008	$9.578	$5.910	398,371
	2009	$5.910	$7.328	362,741
	2010	$7.328	$8.260	311,330
	2011	$8.260	$8.249	224,517
	2012	$8.249	$9.373	190,029
	2013	$9.373	$12.129	156,293
	2014	$12.129	$13.476	118,306
	2015	$13.476	$13.358	104,868

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$8.544	$10.087	168,602
	2007	$10.087	$11.910	94,389
	2008	$11.910	$7.796	88,307
	2009	$7.796	$9.113	69,594
	2010	$9.113	$9.569	52,219
	2011	$9.569	$10.901	36,664
	2012	$10.901	$12.700	31,376
	2013	$12.700	$14.684	28,575
	2014	$14.684	$15.527	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$8.507	$9.007	264,786
	2007	$9.007	$10.576	186,783
	2008	$10.576	$5.305	125,350
	2009	$5.305	$8.823	121,572
	2010	$8.823	$10.911	109,460
	2011	$10.911	$9.918	81,766
	2012	$9.918	$10.888	68,070
	2013	$10.888	$11.551	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$8.535	$10.904	237,294
	2007	$10.904	$12.371	178,454
	2008	$12.371	$6.955	125,491
	2009	$6.955	$8.716	113,090
	2010	$8.716	$9.170	88,090
	2011	$9.170	$8.132	69,940
	2012	$8.132	$9.451	53,876
	2013	$9.451	$11.825	44,042
	2014	$11.825	$10.542	35,238
	2015	$10.542	$9.810	32,011

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$7.306	$8.506	70,261
	2007	$8.506	$9.762	55,684
	2008	$9.762	$5.381	42,999
	2009	$5.381	$5.139	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$13.311	$13.792	375,191
	2007	$13.792	$14.343	285,228
	2008	$14.343	$12.823	196,894
	2009	$12.823	$15.425	180,131
	2010	$15.425	$16.540	146,958
	2011	$16.540	$17.037	110,890
	2012	$17.037	$19.074	89,254
	2013	$19.074	$18.914	69,253
	2014	$18.914	$19.981	49,890
	2015	$19.981	$19.216	44,330

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.965	$11.220	403,667
	2007	$11.220	$11.344	313,788
	2008	$11.344	$9.461	214,884
	2009	$9.461	$9.823	193,256
	2010	$9.823	$9.877	159,626
	2011	$9.877	$9.954	135,464
	2012	$9.954	$10.089	106,305
	2013	$10.089	$9.933	78,548
	2014	$9.933	$9.852	61,703
	2015	$9.852	$9.661	59,075

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$10.238	$10.509	397,866
	2007	$10.509	$10.819	408,864
	2008	$10.819	$10.875	353,062
	2009	$10.875	$10.699	220,596
	2010	$10.699	$10.525	209,734
	2011	$10.525	$10.354	116,554
	2012	$10.354	$10.185	113,083
	2013	$10.185	$10.020	94,680
	2014	$10.020	$9.857	52,889
	2015	$9.857	$9.696	57,150

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$8.037	$8.215	491,332
	2007	$8.215	$9.634	366,332
	2008	$9.634	$4.952	294,237
	2009	$4.952	$8.322	282,967
	2010	$8.322	$10.431	237,588
	2011	$10.431	$9.546	184,132
	2012	$9.546	$10.524	138,900
	2013	$10.524	$15.567	181,376
	2014	$15.567	$16.146	131,460
	2015	$16.146	$17.206	110,568

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.003	$12.420	369,964
	2007	$12.420	$13.238	272,252
	2008	$13.238	$9.870	195,211
	2009	$9.870	$11.596	194,709
	2010	$11.596	$12.147	165,097
	2011	$12.147	$10.977	130,028
	2012	$10.977	$11.518	107,192
	2013	$11.518	$12.259	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.967	$12.505	117,478
	2007	$12.505	$11.556	82,802
	2008	$11.556	$6.968	45,439
	2009	$6.968	$8.897	45,702
	2010	$8.897	$10.010	42,104
	2011	$10.010	$9.390	28,631
	2012	$9.390	$11.003	19,316
	2013	$11.003	$14.685	20,462
	2014	$14.685	$15.995	18,871
	2015	$15.995	$14.549	9,367

Putnam VT International Equity Fund - Class IB
	2006	$9.076	$11.402	527,562
	2007	$11.402	$12.153	456,420
	2008	$12.153	$6.700	335,933
	2009	$6.700	$8.214	283,290
	2010	$8.214	$8.890	255,520
	2011	$8.890	$7.263	222,210
	2012	$7.263	$8.710	179,904
	2013	$8.710	$10.973	134,014
	2014	$10.973	$10.062	104,235
	2015	$10.062	$9.911	95,722

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.032	$16.191	185,427
	2007	$16.191	$13.899	142,662
	2008	$13.899	$8.290	98,564
	2009	$8.290	$10.725	92,690
	2010	$10.725	$13.291	94,089
	2011	$13.291	$12.456	75,294
	2012	$12.456	$14.394	63,633
	2013	$14.394	$19.767	50,650
	2014	$19.767	$20.111	42,183
	2015	$20.111	$18.944	34,224

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.897	$6.116	278,355
	2007	$6.116	$6.348	220,516
	2008	$6.348	$3.932	153,233
	2009	$3.932	$6.338	161,313
	2010	$6.338	$7.531	149,426
	2011	$7.531	$6.086	121,621
	2012	$6.086	$6.838	111,388
	2013	$6.838	$9.667	97,180
	2014	$9.667	$10.433	77,417
	2015	$10.433	$9.635	29,933

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.334	$16.640	193,417
	2007	$16.640	$22.986	155,076
	2008	$22.986	$9.807	108,031
	2009	$9.807	$16.384	118,344
	2010	$16.384	$19.182	118,905
	2011	$19.182	$15.431	77,373
	2012	$15.431	$18.206	59,419
	2013	$18.206	$17.725	54,815
	2014	$17.725	$16.652	42,197
	2015	$16.652	$14.628	36,836

UIF Global Infrastructure - Class II
	2014	$10.000	$16.651	23,312
	2015	$16.651	$14.104	21,979

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.282	$11.426	127,491
	2007	$11.426	$12.877	116,230
	2008	$12.877	$7.014	73,579
	2009	$7.014	$9.143	77,237
	2010	$9.143	$9.505	63,506
	2011	$9.505	$9.006	56,184
	2012	$9.006	$10.084	47,794
	2013	$10.084	$11.501	33,852
	2014	$11.501	$11.557	33,400
	2015	$11.557	$10.641	25,365

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.359	92,017
	2014	$13.359	$13.403	71,949
	2015	$13.403	$12.322	57,393

UIF Growth Portfolio, Class I
	2006	$7.309	$7.485	247,540
	2007	$7.485	$8.975	232,613
	2008	$8.975	$4.485	135,377
	2009	$4.485	$7.304	108,207
	2010	$7.304	$8.828	96,175
	2011	$8.828	$8.440	71,382
	2012	$8.440	$9.496	34,453
	2013	$9.496	$13.830	29,145
	2014	$13.830	$14.469	21,777
	2015	$14.469	$15.975	18,875

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.103	$15.159	142,903
	2007	$15.159	$18.289	113,842
	2008	$18.289	$9.576	90,481
	2009	$9.576	$14.851	90,009
	2010	$14.851	$19.329	84,236
	2011	$19.329	$17.659	59,309
	2012	$17.659	$18.879	45,692
	2013	$18.879	$25.531	38,052
	2014	$25.531	$25.608	27,100
	2015	$25.608	$23.703	22,540

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.298	$34.353	124,320
	2007	$34.353	$28.020	94,245
	2008	$28.020	$17.116	60,005
	2009	$17.116	$21.609	54,187
	2010	$21.609	$27.625	51,808
	2011	$27.625	$28.782	40,568
	2012	$28.782	$32.793	32,699
	2013	$32.793	$32.919	28,221
	2014	$32.919	$42.005	24,075
	2015	$42.005	$42.214	21,248

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.628	$12.224	2,028
	2007	$12.224	$12.601	1,533
	2008	$12.601	$7.347	1,394
	2009	$7.347	$8.693	1,086
	2010	$8.693	$9.640	1,086
	2011	$9.640	$10.053	1,086
	2012	$10.053	$11.588	1,086
	2013	$11.588	$15.333	357
	2014	$15.333	$16.475	286
	2015	$16.475	$16.429	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.533	$10.228	0
	2007	$10.228	$11.328	0
	2008	$11.328	$6.393	0
	2009	$6.393	$8.351	0
	2010	$8.351	$9.425	0
	2011	$9.425	$9.356	0
	2012	$9.356	$10.447	0
	2013	$10.447	$13.735	0
	2014	$13.735	$15.254	0
	2015	$15.254	$16.319	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.237	$9.024	1,030
	2007	$9.024	$10.078	640
	2008	$10.078	$5.963	0
	2009	$5.963	$8.037	0
	2010	$8.037	$8.679	0
	2011	$8.679	$8.254	0
	2012	$8.254	$9.422	0
	2013	$9.422	$12.691	0
	2014	$12.691	$14.204	0
	2015	$14.204	$15.480	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.856	$11.673	755
	2007	$11.673	$11.787	776
	2008	$11.787	$8.879	0
	2009	$8.879	$12.456	0
	2010	$12.456	$13.870	0
	2011	$13.870	$14.259	0
	2012	$14.259	$16.199	0
	2013	$16.199	$17.173	0
	2014	$17.173	$16.880	0
	2015	$16.880	$15.081	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.220	$13.044	720
	2007	$13.044	$13.304	687
	2008	$13.304	$9.201	0
	2009	$9.201	$12.266	0
	2010	$12.266	$13.587	0
	2011	$13.587	$13.677	0
	2012	$13.677	$15.148	0
	2013	$15.148	$16.969	0
	2014	$16.969	$17.453	0
	2015	$17.453	$15.948	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.894	$13.843	0
	2007	$13.843	$14.082	0
	2008	$14.082	$8.707	0
	2009	$8.707	$10.790	0
	2010	$10.790	$11.796	0
	2011	$11.796	$11.477	0
	2012	$11.477	$12.890	0
	2013	$12.890	$16.254	0
	2014	$16.254	$17.118	0
	2015	$17.118	$15.999	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.468	$14.887	158
	2007	$14.887	$16.897	149
	2008	$16.897	$9.904	0
	2009	$9.904	$13.344	0
	2010	$13.344	$14.222	0
	2011	$14.222	$12.496	0
	2012	$12.496	$14.525	0
	2013	$14.525	$17.560	0
	2014	$17.560	$15.342	0
	2015	$15.342	$14.104	0

Invesco V.I. American Franchise Fund - Series I
	2006	$8.144	$8.236	0
	2007	$8.236	$9.470	0
	2008	$9.470	$4.749	0
	2009	$4.749	$7.754	0
	2010	$7.754	$9.136	0
	2011	$9.136	$8.428	0
	2012	$8.428	$9.423	0
	2013	$9.423	$12.983	0
	2014	$12.983	$13.841	0
	2015	$13.841	$14.289	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.051	$8.123	0
	2007	$8.123	$9.314	0
	2008	$9.314	$4.660	0
	2009	$4.660	$7.588	0
	2010	$7.588	$8.920	0
	2011	$8.920	$8.210	0
	2012	$8.210	$9.152	0
	2013	$9.152	$12.579	0
	2014	$12.579	$13.377	0
	2015	$13.377	$13.776	0

Invesco V.I. American Value Fund - Series I
	2006	$12.066	$14.319	3,405
	2007	$14.319	$15.181	2,884
	2008	$15.181	$8.762	1,387
	2009	$8.762	$11.992	1,081
	2010	$11.992	$14.412	1,081
	2011	$14.412	$14.301	1,081
	2012	$14.301	$16.492	1,081
	2013	$16.492	$21.770	357
	2014	$21.770	$23.490	286
	2015	$23.490	$20.986	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.805	$10.248	1,009
	2007	$10.248	$11.284	1,094
	2008	$11.284	$6.380	0
	2009	$6.380	$7.594	0
	2010	$7.594	$8.623	0
	2011	$8.623	$7.807	0
	2012	$7.807	$8.964	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.208	$13.929	1,106
	2007	$13.929	$13.374	650
	2008	$13.374	$8.441	0
	2009	$8.441	$10.656	0
	2010	$10.656	$12.121	0
	2011	$12.121	$11.666	0
	2012	$11.666	$13.639	0
	2013	$13.639	$18.190	0
	2014	$18.190	$19.511	0
	2015	$19.511	$17.993	0

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.792	1,217
	2007	$10.792	$11.470	890
	2008	$11.470	$7.878	331
	2009	$7.878	$9.937	331
	2010	$9.937	$10.703	331
	2011	$10.703	$10.516	330
	2012	$10.516	$11.774	330
	2013	$11.774	$14.961	330
	2014	$14.961	$15.907	265
	2015	$15.907	$14.736	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.337	$11.263	11,839
	2007	$11.263	$11.504	11,267
	2008	$11.504	$7.187	9,206
	2009	$7.187	$8.757	8,897
	2010	$8.757	$9.488	8,825
	2011	$9.488	$9.322	8,825
	2012	$9.322	$10.848	8,825
	2013	$10.848	$13.947	8,385
	2014	$13.947	$15.430	7,966
	2015	$15.430	$15.446	6,990

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.650	5,832
	2012	$12.650	$13.977	5,832
	2013	$13.977	$17.161	5,975
	2014	$17.161	$18.350	5,508
	2015	$18.350	$17.575	4,175

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.078	0
	2012	$10.078	$11.236	0
	2013	$11.236	$13.505	0
	2014	$13.505	$13.341	0
	2015	$13.341	$12.900	0

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.652	$15.126	0
	2007	$15.126	$15.876	0
	2008	$15.876	$9.195	0
	2009	$9.195	$10.497	0
	2010	$10.497	$11.546	0
	2011	$11.546	$12.445	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.650	0
	2014	$14.650	$14.632	0
	2015	$14.632	$13.900	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.502	$10.184	1,908
	2007	$10.184	$10.402	1,384
	2008	$10.402	$7.854	0
	2009	$7.854	$11.141	0
	2010	$11.141	$12.043	0
	2011	$12.043	$12.036	0
	2012	$12.036	$14.023	0
	2013	$14.023	$14.454	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.782	$13.201	6,802
	2007	$13.201	$13.349	6,363
	2008	$13.349	$9.654	5,837
	2009	$9.654	$11.854	5,835
	2010	$11.854	$13.069	5,834
	2011	$13.069	$13.898	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.439	$12.511	0
	2007	$12.511	$13.474	0
	2008	$13.474	$9.469	0
	2009	$9.469	$12.121	0
	2010	$12.121	$13.599	0
	2011	$13.599	$12.518	0
	2012	$12.518	$13.654	0
	2013	$13.654	$17.292	0
	2014	$17.292	$17.755	0
	2015	$17.755	$16.752	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.148	$12.532	0
	2007	$12.532	$14.488	0
	2008	$14.488	$7.573	0
	2009	$7.573	$11.642	0
	2010	$11.642	$14.567	0
	2011	$14.567	$12.982	0
	2012	$12.982	$14.246	0
	2013	$14.246	$19.133	0
	2014	$19.133	$20.257	0
	2015	$20.257	$20.123	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.024	$11.355	2,854
	2007	$11.355	$11.721	2,041
	2008	$11.721	$7.229	0
	2009	$7.229	$8.959	0
	2010	$8.959	$10.093	0
	2011	$10.093	$10.075	0
	2012	$10.075	$11.442	0
	2013	$11.442	$14.799	0
	2014	$14.799	$16.434	0
	2015	$16.434	$16.282	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.619	$11.352	0
	2007	$11.352	$13.396	0
	2008	$13.396	$8.765	0
	2009	$8.765	$10.240	0
	2010	$10.240	$10.746	0
	2011	$10.746	$12.237	0
	2012	$12.237	$14.249	0
	2013	$14.249	$16.466	0
	2014	$16.466	$17.409	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.491	$12.161	0
	2007	$12.161	$14.273	0
	2008	$14.273	$7.156	0
	2009	$7.156	$11.894	0
	2010	$11.894	$14.703	0
	2011	$14.703	$13.357	0
	2012	$13.357	$14.657	0
	2013	$14.657	$15.547	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.985	$14.027	0
	2007	$14.027	$15.905	0
	2008	$15.905	$8.937	0
	2009	$8.937	$11.195	0
	2010	$11.195	$11.772	0
	2011	$11.772	$10.434	0
	2012	$10.434	$12.120	0
	2013	$12.120	$15.158	0
	2014	$15.158	$13.506	0
	2015	$13.506	$12.562	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.357	$12.051	1,094
	2007	$12.051	$13.824	810
	2008	$13.824	$7.616	0
	2009	$7.616	$7.273	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.993	$12.421	11,206
	2007	$12.421	$12.910	11,206
	2008	$12.910	$11.536	9,060
	2009	$11.536	$13.870	6,371
	2010	$13.870	$14.865	6,371
	2011	$14.865	$15.304	6,371
	2012	$15.304	$17.125	6,371
	2013	$17.125	$16.973	0
	2014	$16.973	$17.922	0
	2015	$17.922	$17.228	0

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.437	$10.674	1,106
	2007	$10.674	$10.787	1,106
	2008	$10.787	$8.992	172
	2009	$8.992	$9.331	172
	2010	$9.331	$9.378	172
	2011	$9.378	$9.446	172
	2012	$9.446	$9.570	172
	2013	$9.570	$9.417	172
	2014	$9.417	$9.336	138
	2015	$9.336	$9.150	0

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.832	$10.088	17,724
	2007	$10.088	$10.380	17,724
	2008	$10.380	$10.429	16,759
	2009	$10.429	$10.254	16,759
	2010	$10.254	$10.082	16,759
	2011	$10.082	$9.914	16,759
	2012	$9.914	$9.747	0
	2013	$9.747	$9.584	0
	2014	$9.584	$9.423	0
	2015	$9.423	$9.265	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.832	$11.067	4,068
	2007	$11.067	$12.973	4,055
	2008	$12.973	$6.664	3,579
	2009	$6.664	$11.194	2,574
	2010	$11.194	$14.024	2,356
	2011	$14.024	$12.828	2,356
	2012	$12.828	$14.136	2,356
	2013	$14.136	$20.898	0
	2014	$20.898	$21.665	0
	2015	$21.665	$23.075	0

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.987	$13.524	1,137
	2007	$13.524	$14.408	1,137
	2008	$14.408	$10.737	0
	2009	$10.737	$12.608	0
	2010	$12.608	$13.201	0
	2011	$13.201	$11.924	0
	2012	$11.924	$12.505	0
	2013	$12.505	$13.307	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.652	$12.140	11,492
	2007	$12.140	$11.213	9,831
	2008	$11.213	$6.758	7,180
	2009	$6.758	$8.625	7,180
	2010	$8.625	$9.699	7,180
	2011	$9.699	$9.093	7,180
	2012	$9.093	$10.650	7,180
	2013	$10.650	$14.206	7,465
	2014	$14.206	$15.466	7,230
	2015	$15.466	$14.061	6,973

Putnam VT International Equity Fund - Class IB
	2006	$11.825	$14.849	161
	2007	$14.849	$15.818	0
	2008	$15.818	$8.716	0
	2009	$8.716	$10.680	0
	2010	$10.680	$11.553	0
	2011	$11.553	$9.435	0
	2012	$9.435	$11.308	0
	2013	$11.308	$14.239	0
	2014	$14.239	$13.050	0
	2015	$13.050	$12.848	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$14.007	$16.153	2,375
	2007	$16.153	$13.859	1,394
	2008	$13.859	$8.262	0
	2009	$8.262	$10.684	0
	2010	$10.684	$13.234	0
	2011	$13.234	$12.396	0
	2012	$12.396	$14.318	0
	2013	$14.318	$19.652	0
	2014	$19.652	$19.984	0
	2015	$19.984	$18.814	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.672	$8.990	0
	2007	$8.990	$9.326	0
	2008	$9.326	$5.773	0
	2009	$5.773	$9.302	0
	2010	$9.302	$11.048	0
	2011	$11.048	$8.923	0
	2012	$8.923	$10.020	0
	2013	$10.020	$14.159	0
	2014	$14.159	$15.274	0
	2015	$15.274	$14.098	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.494	$27.634	88
	2007	$27.634	$38.155	79
	2008	$38.155	$16.270	0
	2009	$16.270	$27.168	0
	2010	$27.168	$31.792	0
	2011	$31.792	$25.563	0
	2012	$25.563	$30.145	0
	2013	$30.145	$29.333	0
	2014	$29.333	$27.544	0
	2015	$27.544	$24.184	0

UIF Global Infrastructure - Class II
	2014	$10.000	$18.662	0
	2015	$18.662	$15.800	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.742	$14.446	0
	2007	$14.446	$16.273	0
	2008	$16.273	$8.859	0
	2009	$8.859	$11.543	0
	2010	$11.543	$11.993	0
	2011	$11.993	$11.358	0
	2012	$11.358	$12.712	0
	2013	$12.712	$14.491	0
	2014	$14.491	$14.553	0
	2015	$14.553	$13.393	0

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.496	0
	2014	$14.496	$14.536	0
	2015	$14.536	$13.358	0

UIF Growth Portfolio, Class I
	2006	$10.111	$10.349	0
	2007	$10.349	$12.402	0
	2008	$12.402	$6.195	0
	2009	$6.195	$10.084	0
	2010	$10.084	$12.181	0
	2011	$12.181	$11.641	0
	2012	$11.641	$13.089	0
	2013	$13.089	$19.055	0
	2014	$19.055	$19.926	0
	2015	$19.926	$21.988	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.077	$15.124	0
	2007	$15.124	$18.237	0
	2008	$18.237	$9.544	0
	2009	$9.544	$14.794	0
	2010	$14.794	$19.245	0
	2011	$19.245	$17.574	0
	2012	$17.574	$18.778	0
	2013	$18.778	$25.383	0
	2014	$25.383	$25.446	0
	2015	$25.446	$23.542	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.864	$28.318	366
	2007	$28.318	$23.086	0
	2008	$23.086	$14.095	0
	2009	$14.095	$17.786	0
	2010	$17.786	$22.726	0
	2011	$22.726	$23.666	0
	2012	$23.666	$26.951	0
	2013	$26.951	$27.041	0
	2014	$27.041	$34.487	0
	2015	$34.487	$34.642	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.63

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.613	$12.203	11,662
	2007	$12.203	$12.576	11,487
	2008	$12.576	$7.330	11,686
	2009	$7.330	$8.670	8,738
	2010	$8.670	$9.612	7,608
	2011	$9.612	$10.021	6,085
	2012	$10.021	$11.548	5,593
	2013	$11.548	$15.276	5,592
	2014	$15.276	$16.409	5,592
	2015	$16.409	$16.357	4,904

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.519	$10.211	3,401
	2007	$10.211	$11.306	3,139
	2008	$11.306	$6.378	1,377
	2009	$6.378	$8.329	1,264
	2010	$8.329	$9.398	1,246
	2011	$9.398	$9.326	1,137
	2012	$9.326	$10.411	1,124
	2013	$10.411	$13.683	1,124
	2014	$13.683	$15.192	1,124
	2015	$15.192	$16.248	1,124

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.225	$9.009	9,805
	2007	$9.009	$10.059	8,192
	2008	$10.059	$5.949	7,645
	2009	$5.949	$8.017	5,731
	2010	$8.017	$8.654	5,384
	2011	$8.654	$8.227	3,337
	2012	$8.227	$9.390	3,136
	2013	$9.390	$12.643	3,043
	2014	$12.643	$14.146	2,901
	2015	$14.146	$15.413	2,813

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.849	$11.662	0
	2007	$11.662	$11.773	0
	2008	$11.773	$8.866	0
	2009	$8.866	$12.434	186
	2010	$12.434	$13.841	184
	2011	$13.841	$14.225	176
	2012	$14.225	$16.156	175
	2013	$16.156	$17.122	177
	2014	$17.122	$16.824	181
	2015	$16.824	$15.027	189

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.213	$13.032	0
	2007	$13.032	$13.288	628
	2008	$13.288	$9.187	1,212
	2009	$9.187	$12.244	1,442
	2010	$12.244	$13.559	1,476
	2011	$13.559	$13.645	1,475
	2012	$13.645	$15.107	1,474
	2013	$15.107	$16.918	1,464
	2014	$16.918	$17.395	1,219
	2015	$17.395	$15.890	638

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.888	$13.832	0
	2007	$13.832	$14.067	438
	2008	$14.067	$8.695	1,030
	2009	$8.695	$10.772	861
	2010	$10.772	$11.772	732
	2011	$11.772	$11.450	618
	2012	$11.450	$12.856	678
	2013	$12.856	$16.207	583
	2014	$16.207	$17.063	331
	2015	$17.063	$15.943	265

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.462	$14.876	1,630
	2007	$14.876	$16.879	1,423
	2008	$16.879	$9.891	0
	2009	$9.891	$13.322	1,028
	2010	$13.322	$14.195	1,111
	2011	$14.195	$12.468	1,156
	2012	$12.468	$14.488	1,140
	2013	$14.488	$17.510	1,071
	2014	$17.510	$15.294	1,147
	2015	$15.294	$14.056	1,162

Invesco V.I. American Franchise Fund - Series I
	2006	$8.133	$8.222	0
	2007	$8.222	$9.451	0
	2008	$9.451	$4.738	0
	2009	$4.738	$7.734	0
	2010	$7.734	$9.110	0
	2011	$9.110	$8.401	0
	2012	$8.401	$9.390	3,452
	2013	$9.390	$12.934	3,470
	2014	$12.934	$13.785	3,423
	2015	$13.785	$14.227	3,288

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.040	$8.109	9,872
	2007	$8.109	$9.296	7,703
	2008	$9.296	$4.649	7,701
	2009	$4.649	$7.569	6,913
	2010	$7.569	$8.894	6,721
	2011	$8.894	$8.184	6,719
	2012	$8.184	$9.120	6,717
	2013	$9.120	$12.531	6,716
	2014	$12.531	$13.323	6,704
	2015	$13.323	$13.716	6,524

Invesco V.I. American Value Fund - Series I
	2006	$12.050	$14.295	21,134
	2007	$14.295	$15.151	16,691
	2008	$15.151	$8.742	16,685
	2009	$8.742	$11.961	14,628
	2010	$11.961	$14.371	9,030
	2011	$14.371	$14.255	7,675
	2012	$14.255	$16.435	5,658
	2013	$16.435	$21.688	5,642
	2014	$21.688	$23.395	5,461
	2015	$23.395	$20.895	5,333

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.792	$10.231	12,575
	2007	$10.231	$11.262	6,616
	2008	$11.262	$6.365	6,614
	2009	$6.365	$7.575	6,478
	2010	$7.575	$8.598	6,466
	2011	$8.598	$7.782	6,455
	2012	$7.782	$8.935	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.195	$13.909	11,055
	2007	$13.909	$13.351	11,492
	2008	$13.351	$8.424	8,858
	2009	$8.424	$10.631	10,260
	2010	$10.631	$12.089	10,366
	2011	$12.089	$11.632	10,344
	2012	$11.632	$13.595	10,130
	2013	$13.595	$18.126	9,908
	2014	$18.126	$19.437	9,501
	2015	$19.437	$17.920	9,440

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.790	7,875
	2007	$10.790	$11.465	5,636
	2008	$11.465	$7.871	5,804
	2009	$7.871	$9.926	6,661
	2010	$9.926	$10.688	6,525
	2011	$10.688	$10.498	6,138
	2012	$10.498	$11.750	3,523
	2013	$11.750	$14.926	3,366
	2014	$14.926	$15.865	3,275
	2015	$15.865	$14.694	3,203

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.323	$11.245	8,315
	2007	$11.245	$11.482	7,374
	2008	$11.482	$7.170	7,373
	2009	$7.170	$8.734	7,372
	2010	$8.734	$9.461	2,795
	2011	$9.461	$9.293	1,424
	2012	$9.293	$10.811	1,423
	2013	$10.811	$13.894	1,422
	2014	$13.894	$15.368	1,421
	2015	$15.368	$15.378	1,421

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.610	1,958
	2012	$12.610	$13.928	1,951
	2013	$13.928	$17.096	1,937
	2014	$17.096	$18.276	1,895
	2015	$18.276	$17.498	1,901

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.046	4,047
	2012	$10.046	$11.197	4,097
	2013	$11.197	$13.454	4,071
	2014	$13.454	$13.287	4,049
	2015	$13.287	$12.844	4,006

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.634	$15.101	5,757
	2007	$15.101	$15.845	5,212
	2008	$15.845	$9.174	4,795
	2009	$9.174	$10.470	4,216
	2010	$10.470	$11.513	4,025
	2011	$11.513	$12.409	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.595	153
	2014	$14.595	$14.572	165
	2015	$14.572	$13.840	172

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.489	$10.167	726
	2007	$10.167	$10.382	208
	2008	$10.382	$7.836	195
	2009	$7.836	$11.112	175
	2010	$11.112	$12.009	166
	2011	$12.009	$11.998	163
	2012	$11.998	$13.974	158
	2013	$13.974	$14.402	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.766	$13.180	2,039
	2007	$13.180	$13.323	1,968
	2008	$13.323	$9.632	2,516
	2009	$9.632	$11.824	1,950
	2010	$11.824	$13.032	1,953
	2011	$13.032	$13.857	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.433	$12.501	0
	2007	$12.501	$13.459	0
	2008	$13.459	$9.455	0
	2009	$9.455	$12.101	135
	2010	$12.101	$13.572	133
	2011	$13.572	$12.489	139
	2012	$12.489	$13.619	144
	2013	$13.619	$17.242	125
	2014	$17.242	$17.698	122
	2015	$17.698	$16.693	122

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.142	$12.522	0
	2007	$12.522	$14.472	0
	2008	$14.472	$7.562	1,241
	2009	$7.562	$11.622	887
	2010	$11.622	$14.538	619
	2011	$14.538	$12.952	381
	2012	$12.952	$14.209	500
	2013	$14.209	$19.077	303
	2014	$19.077	$20.192	134
	2015	$20.192	$20.053	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.010	$11.336	4,534
	2007	$11.336	$11.698	2,887
	2008	$11.698	$7.212	2,884
	2009	$7.212	$8.936	3,771
	2010	$8.936	$10.064	3,807
	2011	$10.064	$10.043	3,401
	2012	$10.043	$11.402	3,079
	2013	$11.402	$14.743	3,014
	2014	$14.743	$16.367	2,977
	2015	$16.367	$16.212	2,937

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.606	$11.333	5,683
	2007	$11.333	$13.369	5,683
	2008	$13.369	$8.745	5,683
	2009	$8.745	$10.214	5,683
	2010	$10.214	$10.716	893
	2011	$10.716	$12.198	893
	2012	$12.198	$14.199	893
	2013	$14.199	$16.404	893
	2014	$16.404	$17.342	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.476	$12.141	866
	2007	$12.141	$14.245	0
	2008	$14.245	$7.140	0
	2009	$7.140	$11.864	0
	2010	$11.864	$14.661	0
	2011	$14.661	$13.315	0
	2012	$13.315	$14.606	0
	2013	$14.606	$15.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.970	$14.004	1,660
	2007	$14.004	$15.874	1,810
	2008	$15.874	$8.917	1,125
	2009	$8.917	$11.166	1,125
	2010	$11.166	$11.739	1,124
	2011	$11.739	$10.401	947
	2012	$10.401	$12.079	947
	2013	$12.079	$15.101	947
	2014	$15.101	$13.452	947
	2015	$13.452	$12.508	947

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.343	$12.031	1,463
	2007	$12.031	$13.797	1,463
	2008	$13.797	$7.599	1,463
	2009	$7.599	$7.256	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.977	$12.400	10,090
	2007	$12.400	$12.885	11,331
	2008	$12.885	$11.510	9,330
	2009	$11.510	$13.835	9,317
	2010	$13.835	$14.823	8,585
	2011	$14.823	$15.256	6,192
	2012	$15.256	$17.066	5,939
	2013	$17.066	$16.910	6,082
	2014	$16.910	$17.849	6,041
	2015	$17.849	$17.153	5,640

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.423	$10.657	10,167
	2007	$10.657	$10.766	10,449
	2008	$10.766	$8.971	6,670
	2009	$8.971	$9.308	7,189
	2010	$9.308	$9.351	7,793
	2011	$9.351	$9.416	6,490
	2012	$9.416	$9.537	6,814
	2013	$9.537	$9.382	7,276
	2014	$9.382	$9.298	7,600
	2015	$9.298	$9.110	7,666

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.819	$10.071	5,342
	2007	$10.071	$10.359	7,360
	2008	$10.359	$10.405	16,214
	2009	$10.405	$10.228	10,813
	2010	$10.228	$10.054	10,069
	2011	$10.054	$9.883	10,058
	2012	$9.883	$9.714	10,182
	2013	$9.714	$9.548	10,209
	2014	$9.548	$9.385	10,333
	2015	$9.385	$9.225	9,966

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.817	$11.049	12,400
	2007	$11.049	$12.947	12,533
	2008	$12.947	$6.649	11,899
	2009	$6.649	$11.165	10,238
	2010	$11.165	$13.984	4,243
	2011	$13.984	$12.787	2,512
	2012	$12.787	$14.087	2,373
	2013	$14.087	$20.820	2,068
	2014	$20.820	$21.577	1,802
	2015	$21.577	$22.975	1,619

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.971	$13.501	3,910
	2007	$13.501	$14.380	3,809
	2008	$14.380	$10.713	3,633
	2009	$10.713	$12.575	1,843
	2010	$12.575	$13.163	1,670
	2011	$13.163	$11.886	1,670
	2012	$11.886	$12.461	1,670
	2013	$12.461	$13.259	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.638	$12.120	3,004
	2007	$12.120	$11.191	1,823
	2008	$11.191	$6.743	1,921
	2009	$6.743	$8.603	2,018
	2010	$8.603	$9.671	1,927
	2011	$9.671	$9.064	1,912
	2012	$9.064	$10.613	1,719
	2013	$10.613	$14.153	1,650
	2014	$14.153	$15.403	1,590
	2015	$15.403	$13.999	1,573

Putnam VT International Equity Fund - Class IB
	2006	$11.809	$14.824	7,607
	2007	$14.824	$15.787	4,674
	2008	$15.787	$8.696	3,090
	2009	$8.696	$10.653	3,261
	2010	$10.653	$11.520	3,215
	2011	$11.520	$9.405	3,035
	2012	$9.405	$11.269	3,080
	2013	$11.269	$14.185	3,035
	2014	$14.185	$12.997	2,897
	2015	$12.997	$12.792	2,380

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.991	$16.130	5,302
	2007	$16.130	$13.836	5,294
	2008	$13.836	$8.246	5,514
	2009	$8.246	$10.660	4,350
	2010	$10.660	$13.199	3,803
	2011	$13.199	$12.360	3,457
	2012	$12.360	$14.272	3,595
	2013	$14.272	$19.583	3,270
	2014	$19.583	$19.908	2,934
	2015	$19.908	$18.737	2,749

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.661	$8.975	7,712
	2007	$8.975	$9.307	4,619
	2008	$9.307	$5.760	4,619
	2009	$5.760	$9.279	4,619
	2010	$9.279	$11.016	0
	2011	$11.016	$8.895	0
	2012	$8.895	$9.986	0
	2013	$9.986	$14.106	0
	2014	$14.106	$15.212	0
	2015	$15.212	$14.037	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.466	$27.588	941
	2007	$27.588	$38.080	21
	2008	$38.080	$16.233	325
	2009	$16.233	$27.099	456
	2010	$27.099	$31.701	405
	2011	$31.701	$25.482	374
	2012	$25.482	$30.041	394
	2013	$30.041	$29.223	362
	2014	$29.223	$27.432	335
	2015	$27.432	$24.079	319

UIF Global Infrastructure - Class II
	2014	$10.000	$18.587	893
	2015	$18.587	$15.731	893

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.726	$14.422	515
	2007	$14.422	$16.241	450
	2008	$16.241	$8.839	1,038
	2009	$8.839	$11.513	483
	2010	$11.513	$11.959	489
	2011	$11.959	$11.322	496
	2012	$11.322	$12.668	499
	2013	$12.668	$14.436	502
	2014	$14.436	$14.494	375
	2015	$14.494	$13.335	392

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.441	1,670
	2014	$14.441	$14.477	1,670
	2015	$14.477	$13.300	1,670

UIF Growth Portfolio, Class I
	2006	$10.097	$10.332	348
	2007	$10.332	$12.378	348
	2008	$12.378	$6.182	347
	2009	$6.182	$10.058	347
	2010	$10.058	$12.146	346
	2011	$12.146	$11.604	0
	2012	$11.604	$13.044	0
	2013	$13.044	$18.984	0
	2014	$18.984	$19.845	0
	2015	$19.845	$21.892	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.061	$15.103	3,776
	2007	$15.103	$18.206	3,585
	2008	$18.206	$9.525	2,297
	2009	$9.525	$14.760	1,638
	2010	$14.760	$19.195	1,485
	2011	$19.195	$17.523	1,485
	2012	$17.523	$18.718	1,485
	2013	$18.718	$25.294	1,485
	2014	$25.294	$25.349	1,485
	2015	$25.349	$23.445	1,485

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.836	$28.271	1,772
	2007	$28.271	$23.040	1,558
	2008	$23.040	$14.063	1,572
	2009	$14.063	$17.740	1,736
	2010	$17.740	$22.661	1,667
	2011	$22.661	$23.592	1,659
	2012	$23.592	$26.858	1,640
	2013	$26.858	$26.939	1,650
	2014	$26.939	$34.347	1,625
	2015	$34.347	$34.491	1,549

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.64

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.608	$12.197	15,426
	2007	$12.197	$12.568	14,687
	2008	$12.568	$7.325	11,295
	2009	$7.325	$8.663	10,844
	2010	$8.663	$9.603	10,456
	2011	$9.603	$10.011	4,444
	2012	$10.011	$11.534	4,028
	2013	$11.534	$15.257	4,026
	2014	$15.257	$16.386	4,025
	2015	$16.386	$16.333	4,023

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.514	$10.205	4,540
	2007	$10.205	$11.298	2,305
	2008	$11.298	$6.373	1,836
	2009	$6.373	$8.322	1,859
	2010	$8.322	$9.389	1,427
	2011	$9.389	$9.317	1,407
	2012	$9.317	$10.399	1,343
	2013	$10.399	$13.666	1,400
	2014	$13.666	$15.171	1,373
	2015	$15.171	$16.225	1,265

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.220	$9.004	9,423
	2007	$9.004	$10.052	6,975
	2008	$10.052	$5.945	6,776
	2009	$5.945	$8.010	5,059
	2010	$8.010	$8.646	518
	2011	$8.646	$8.219	415
	2012	$8.219	$9.379	203
	2013	$9.379	$12.627	0
	2014	$12.627	$14.127	0
	2015	$14.127	$15.391	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.850	$11.662	783
	2007	$11.662	$11.771	115
	2008	$11.771	$8.864	0
	2009	$8.864	$12.430	0
	2010	$12.430	$13.835	0
	2011	$13.835	$14.217	0
	2012	$14.217	$16.146	0
	2013	$16.146	$17.109	0
	2014	$17.109	$16.810	0
	2015	$16.810	$15.013	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.212	$13.029	7,221
	2007	$13.029	$13.284	4,552
	2008	$13.284	$9.183	1,557
	2009	$9.183	$12.238	640
	2010	$12.238	$13.551	655
	2011	$13.551	$13.635	668
	2012	$13.635	$15.095	636
	2013	$15.095	$16.902	651
	2014	$16.902	$17.378	711
	2015	$17.378	$15.873	712

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.886	$13.829	767
	2007	$13.829	$14.062	1,414
	2008	$14.062	$8.691	1,419
	2009	$8.691	$10.766	789
	2010	$10.766	$11.764	788
	2011	$11.764	$11.441	787
	2012	$11.441	$12.845	0
	2013	$12.845	$16.191	0
	2014	$16.191	$17.045	0
	2015	$17.045	$15.924	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.459	$14.871	4,702
	2007	$14.871	$16.872	4,659
	2008	$16.872	$9.886	2,110
	2009	$9.886	$13.314	571
	2010	$13.314	$14.184	572
	2011	$14.184	$12.457	587
	2012	$12.457	$14.474	601
	2013	$14.474	$17.492	599
	2014	$17.492	$15.277	611
	2015	$15.277	$14.038	658

Invesco V.I. American Franchise Fund - Series I
	2006	$8.130	$8.218	154
	2007	$8.218	$9.445	153
	2008	$9.445	$4.735	914
	2009	$4.735	$7.727	1,054
	2010	$7.727	$9.101	926
	2011	$9.101	$8.392	903
	2012	$8.392	$9.380	1,872
	2013	$9.380	$12.918	1,701
	2014	$12.918	$13.766	1,628
	2015	$13.766	$14.206	1,597

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.036	$8.105	9,379
	2007	$8.105	$9.290	6,379
	2008	$9.290	$4.646	4,525
	2009	$4.646	$7.562	3,012
	2010	$7.562	$8.886	2,688
	2011	$8.886	$8.175	2,607
	2012	$8.175	$9.110	2,426
	2013	$9.110	$12.516	2,375
	2014	$12.516	$13.305	2,330
	2015	$13.305	$13.696	2,301

Invesco V.I. American Value Fund - Series I
	2006	$12.044	$14.287	16,231
	2007	$14.287	$15.141	9,657
	2008	$15.141	$8.736	4,445
	2009	$8.736	$11.951	4,031
	2010	$11.951	$14.357	1,960
	2011	$14.357	$14.240	1,716
	2012	$14.240	$16.416	1,673
	2013	$16.416	$21.661	1,630
	2014	$21.661	$23.363	1,611
	2015	$23.363	$20.865	1,612

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.787	$10.225	8,346
	2007	$10.225	$11.255	5,620
	2008	$11.255	$6.360	4,446
	2009	$6.360	$7.568	4,449
	2010	$7.568	$8.590	1,030
	2011	$8.590	$7.774	1,039
	2012	$7.774	$8.925	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.190	$13.903	17,296
	2007	$13.903	$13.343	12,862
	2008	$13.343	$8.418	7,958
	2009	$8.418	$10.623	7,972
	2010	$10.623	$12.079	3,945
	2011	$12.079	$11.621	3,959
	2012	$11.621	$13.581	3,863
	2013	$13.581	$18.105	3,655
	2014	$18.105	$19.412	3,567
	2015	$19.412	$17.895	3,557

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.789	3,309
	2007	$10.789	$11.463	3,060
	2008	$11.463	$7.869	2,764
	2009	$7.869	$9.922	2,762
	2010	$9.922	$10.683	2,410
	2011	$10.683	$10.492	2,409
	2012	$10.492	$11.742	2,408
	2013	$11.742	$14.915	2,260
	2014	$14.915	$15.852	1,440
	2015	$15.852	$14.679	1,440

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.318	$11.238	10,111
	2007	$11.238	$11.474	8,716
	2008	$11.474	$7.165	4,412
	2009	$7.165	$8.727	2,290
	2010	$8.727	$9.452	2,301
	2011	$9.452	$9.283	561
	2012	$9.283	$10.798	515
	2013	$10.798	$13.877	466
	2014	$13.877	$15.347	433
	2015	$15.347	$15.356	428

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.597	2,075
	2012	$12.597	$13.912	648
	2013	$13.912	$17.075	647
	2014	$17.075	$18.251	646
	2015	$18.251	$17.473	646

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.035	1,070
	2012	$10.035	$11.184	744
	2013	$11.184	$13.437	660
	2014	$13.437	$13.269	663
	2015	$13.269	$12.825	674

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.629	$15.093	5,318
	2007	$15.093	$15.834	3,821
	2008	$15.834	$9.167	3,213
	2009	$9.167	$10.461	1,730
	2010	$10.461	$11.502	1,413
	2011	$11.502	$12.396	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.577	1,584
	2014	$14.577	$14.553	766
	2015	$14.553	$13.820	778

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.485	$10.161	3,023
	2007	$10.161	$10.375	1,985
	2008	$10.375	$7.831	1,568
	2009	$7.831	$11.103	2,394
	2010	$11.103	$11.997	1,517
	2011	$11.997	$11.986	1,508
	2012	$11.986	$13.958	1,493
	2013	$13.958	$14.385	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.761	$13.172	5,332
	2007	$13.172	$13.315	5,260
	2008	$13.315	$9.625	4,724
	2009	$9.625	$11.814	4,208
	2010	$11.814	$13.019	2,077
	2011	$13.019	$13.843	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.432	$12.498	695
	2007	$12.498	$13.454	0
	2008	$13.454	$9.451	0
	2009	$9.451	$12.094	1,454
	2010	$12.094	$13.563	1,453
	2011	$13.563	$12.479	1,451
	2012	$12.479	$13.607	0
	2013	$13.607	$17.225	0
	2014	$17.225	$17.679	0
	2015	$17.679	$16.674	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.141	$12.519	0
	2007	$12.519	$14.468	0
	2008	$14.468	$7.559	0
	2009	$7.559	$11.616	0
	2010	$11.616	$14.529	0
	2011	$14.529	$12.943	0
	2012	$12.943	$14.198	0
	2013	$14.198	$19.060	0
	2014	$19.060	$20.172	0
	2015	$20.172	$20.030	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$10.006	$11.330	16,162
	2007	$11.330	$11.690	14,343
	2008	$11.690	$7.207	8,605
	2009	$7.207	$8.928	10,052
	2010	$8.928	$10.054	8,602
	2011	$10.054	$10.033	1,277
	2012	$10.033	$11.389	1,275
	2013	$11.389	$14.725	1,274
	2014	$14.725	$16.345	1,274
	2015	$16.345	$16.188	1,274

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.602	$11.326	3,821
	2007	$11.326	$13.361	3,661
	2008	$13.361	$8.738	1,855
	2009	$8.738	$10.205	618
	2010	$10.205	$10.705	618
	2011	$10.705	$12.185	618
	2012	$12.185	$14.183	3,298
	2013	$14.183	$16.383	3,298
	2014	$16.383	$17.320	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.470	$12.134	493
	2007	$12.134	$14.235	2,199
	2008	$14.235	$7.134	1,152
	2009	$7.134	$11.853	491
	2010	$11.853	$14.647	490
	2011	$14.647	$13.301	489
	2012	$13.301	$14.589	489
	2013	$14.589	$15.474	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.965	$13.996	683
	2007	$13.996	$15.864	355
	2008	$15.864	$8.910	349
	2009	$8.910	$11.157	349
	2010	$11.157	$11.728	144
	2011	$11.728	$10.390	144
	2012	$10.390	$12.065	144
	2013	$12.065	$15.082	143
	2014	$15.082	$13.433	143
	2015	$13.433	$12.489	143

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.338	$12.025	630
	2007	$12.025	$13.788	1,951
	2008	$13.788	$7.593	700
	2009	$7.593	$7.250	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.971	$12.394	10,742
	2007	$12.394	$12.877	7,485
	2008	$12.877	$11.501	4,420
	2009	$11.501	$13.823	3,776
	2010	$13.823	$14.809	3,326
	2011	$14.809	$15.240	1,270
	2012	$15.240	$17.047	1,071
	2013	$17.047	$16.889	1,256
	2014	$16.889	$17.825	1,305
	2015	$17.825	$17.128	1,318

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.418	$10.651	15,161
	2007	$10.651	$10.759	14,235
	2008	$10.759	$8.965	12,585
	2009	$8.965	$9.300	11,546
	2010	$9.300	$9.342	11,061
	2011	$9.342	$9.406	7,476
	2012	$9.406	$9.526	1,827
	2013	$9.526	$9.370	2,095
	2014	$9.370	$9.286	2,339
	2015	$9.286	$9.096	2,451

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.814	$10.066	12,845
	2007	$10.066	$10.353	20,653
	2008	$10.353	$10.397	10,089
	2009	$10.397	$10.219	8,980
	2010	$10.219	$10.044	7,233
	2011	$10.044	$9.872	7,186
	2012	$9.872	$9.702	1,772
	2013	$9.702	$9.536	1,853
	2014	$9.536	$9.372	1,901
	2015	$9.372	$9.212	1,913

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.813	$11.043	11,746
	2007	$11.043	$12.939	8,590
	2008	$12.939	$6.644	5,871
	2009	$6.644	$11.156	4,963
	2010	$11.156	$13.971	4,216
	2011	$13.971	$12.774	3,747
	2012	$12.774	$14.071	3,743
	2013	$14.071	$20.794	4,059
	2014	$20.794	$21.548	2,825
	2015	$21.548	$22.941	2,823

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.965	$13.494	8,462
	2007	$13.494	$14.370	7,569
	2008	$14.370	$10.704	6,395
	2009	$10.704	$12.565	5,358
	2010	$12.565	$13.150	1,415
	2011	$13.150	$11.873	1,126
	2012	$11.873	$12.447	531
	2013	$12.447	$13.244	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.633	$12.113	2,503
	2007	$12.113	$11.184	2,042
	2008	$11.184	$6.738	1,492
	2009	$6.738	$8.595	854
	2010	$8.595	$9.662	329
	2011	$9.662	$9.055	0
	2012	$9.055	$10.601	0
	2013	$10.601	$14.135	0
	2014	$14.135	$15.382	0
	2015	$15.382	$13.979	0

Putnam VT International Equity Fund - Class IB
	2006	$11.803	$14.816	4,747
	2007	$14.816	$15.777	2,651
	2008	$15.777	$8.690	2,619
	2009	$8.690	$10.644	2,814
	2010	$10.644	$11.509	2,431
	2011	$11.509	$9.395	2,418
	2012	$9.395	$11.256	2,564
	2013	$11.256	$14.168	2,538
	2014	$14.168	$12.979	2,525
	2015	$12.979	$12.773	2,603

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.986	$16.123	2,697
	2007	$16.123	$13.828	1,945
	2008	$13.828	$8.240	1,896
	2009	$8.240	$10.652	1,913
	2010	$10.652	$13.188	704
	2011	$13.188	$12.348	678
	2012	$12.348	$14.257	690
	2013	$14.257	$19.561	673
	2014	$19.561	$19.883	633
	2015	$19.883	$18.712	650

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.657	$8.970	3,493
	2007	$8.970	$9.301	1,900
	2008	$9.301	$5.756	645
	2009	$5.756	$9.271	644
	2010	$9.271	$11.006	643
	2011	$11.006	$8.886	642
	2012	$8.886	$9.974	642
	2013	$9.974	$14.089	641
	2014	$14.089	$15.191	641
	2015	$15.191	$14.017	641

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.457	$27.573	468
	2007	$27.573	$38.055	823
	2008	$38.055	$16.221	1,045
	2009	$16.221	$27.075	721
	2010	$27.075	$31.671	173
	2011	$31.671	$25.455	172
	2012	$25.455	$30.006	181
	2013	$30.006	$29.186	179
	2014	$29.186	$27.395	198
	2015	$27.395	$24.044	205

UIF Global Infrastructure - Class II
	2014	$10.000	$18.562	3,298
	2015	$18.562	$15.708	3,298

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.720	$14.414	3,554
	2007	$14.414	$16.231	3,994
	2008	$16.231	$8.832	3,134
	2009	$8.832	$11.504	3,474
	2010	$11.504	$11.948	1,335
	2011	$11.948	$11.310	1,359
	2012	$11.310	$12.653	1,394
	2013	$12.653	$14.418	1,463
	2014	$14.418	$14.475	1,528
	2015	$14.475	$13.315	1,631

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.423	531
	2014	$14.423	$14.457	226
	2015	$14.457	$13.280	226

UIF Growth Portfolio, Class I
	2006	$10.093	$10.326	7,231
	2007	$10.326	$12.370	5,539
	2008	$12.370	$6.177	5,936
	2009	$6.177	$10.050	4,887
	2010	$10.050	$12.135	1,502
	2011	$12.135	$11.592	1,512
	2012	$11.592	$13.029	1,556
	2013	$13.029	$18.960	1,344
	2014	$18.960	$19.818	1,276
	2015	$19.818	$21.860	1,151

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.056	$15.095	1,407
	2007	$15.095	$18.196	604
	2008	$18.196	$9.519	111
	2009	$9.519	$14.749	763
	2010	$14.749	$19.179	110
	2011	$19.179	$17.506	110
	2012	$17.506	$18.698	110
	2013	$18.698	$25.265	109
	2014	$25.265	$25.317	109
	2015	$25.317	$23.413	109

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.826	$28.255	4,315
	2007	$28.255	$23.025	1,559
	2008	$23.025	$14.052	1,039
	2009	$14.052	$17.725	973
	2010	$17.725	$22.639	961
	2011	$22.639	$23.567	930
	2012	$23.567	$26.827	868
	2013	$26.827	$26.906	873
	2014	$26.906	$34.301	864
	2015	$34.301	$34.441	863

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.68

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$13.208	$15.179	23,383
	2007	$15.179	$15.634	20,952
	2008	$15.634	$9.108	21,078
	2009	$9.108	$10.768	15,703
	2010	$10.768	$11.932	10,624
	2011	$11.932	$12.434	2,426
	2012	$12.434	$14.320	1,969
	2013	$14.320	$18.934	1,328
	2014	$18.934	$20.328	1,160
	2015	$20.328	$20.254	1,083

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$14.700	$14.262	7,069
	2007	$14.262	$15.783	6,696
	2008	$15.783	$8.900	5,612
	2009	$8.900	$11.616	3,665
	2010	$11.616	$13.100	2,884
	2011	$13.100	$12.994	2,827
	2012	$12.994	$14.498	2,791
	2013	$14.498	$19.045	2,205
	2014	$19.045	$21.135	2,041
	2015	$21.135	$22.593	1,940

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$13.009	$12.698	12,062
	2007	$12.698	$14.171	11,414
	2008	$14.171	$8.377	10,700
	2009	$8.377	$11.283	9,024
	2010	$11.283	$12.174	4,167
	2011	$12.174	$11.568	3,988
	2012	$11.568	$13.196	2,838
	2013	$13.196	$17.759	1,668
	2014	$17.759	$19.860	1,614
	2015	$19.860	$21.627	1,614

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.840	$11.647	0
	2007	$11.647	$11.751	0
	2008	$11.751	$8.845	0
	2009	$8.845	$12.399	2,025
	2010	$12.399	$13.795	2,400
	2011	$13.795	$14.170	2,061
	2012	$14.170	$16.085	2,061
	2013	$16.085	$17.039	2,061
	2014	$17.039	$16.734	2,044
	2015	$16.734	$14.939	5,210

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.204	$13.014	0
	2007	$13.014	$13.264	0
	2008	$13.264	$9.166	0
	2009	$9.166	$12.209	3,117
	2010	$12.209	$13.514	886
	2011	$13.514	$13.592	2,966
	2012	$13.592	$15.041	2,966
	2013	$15.041	$16.836	2,966
	2014	$16.836	$17.302	2,949
	2015	$17.302	$15.798	9,090

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.878	$13.814	211
	2007	$13.814	$14.041	210
	2008	$14.041	$8.674	209
	2009	$8.674	$10.741	31,764
	2010	$10.741	$11.733	14,308
	2011	$11.733	$11.406	205
	2012	$11.406	$12.800	204
	2013	$12.800	$16.129	203
	2014	$16.129	$16.972	0
	2015	$16.972	$15.850	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.450	$14.854	120,687
	2007	$14.854	$16.846	121,035
	2008	$16.846	$9.866	120,919
	2009	$9.866	$13.282	55,671
	2010	$13.282	$14.145	24,725
	2011	$14.145	$12.418	93
	2012	$12.418	$14.423	93
	2013	$14.423	$17.423	92
	2014	$17.423	$15.210	0
	2015	$15.210	$13.972	0

Invesco V.I. American Franchise Fund - Series I
	2006	$11.687	$11.809	545
	2007	$11.809	$13.567	544
	2008	$13.567	$6.798	0
	2009	$6.798	$11.091	0
	2010	$11.091	$13.058	0
	2011	$13.058	$12.036	0
	2012	$12.036	$13.446	10,548
	2013	$13.446	$18.511	9,613
	2014	$18.511	$19.719	8,954
	2015	$19.719	$20.341	8,368

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$11.585	$11.679	9,841
	2007	$11.679	$13.382	9,300
	2008	$13.382	$6.689	8,810
	2009	$6.689	$10.884	2,722
	2010	$10.884	$12.784	2,619
	2011	$12.784	$11.757	2,224
	2012	$11.757	$13.096	904
	2013	$13.096	$17.985	800
	2014	$17.985	$19.111	570
	2015	$19.111	$19.665	504

Invesco V.I. American Value Fund - Series I
	2006	$15.289	$18.129	40,961
	2007	$18.129	$19.204	16,733
	2008	$19.204	$11.076	17,153
	2009	$11.076	$15.146	41,118
	2010	$15.146	$18.188	24,284
	2011	$18.188	$18.033	10,399
	2012	$18.033	$20.780	8,592
	2013	$20.780	$27.408	7,570
	2014	$27.408	$29.550	7,325
	2015	$29.550	$26.379	9,318

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$12.856	$13.425	12,286
	2007	$13.425	$14.771	11,694
	2008	$14.771	$8.344	13,640
	2009	$8.344	$9.925	14,319
	2010	$9.925	$11.260	14,247
	2011	$11.260	$10.187	13,116
	2012	$10.187	$11.693	0

Invesco V.I. Comstock Fund - Series II
	2006	$13.804	$15.737	29,247
	2007	$15.737	$15.098	27,637
	2008	$15.098	$9.522	23,102
	2009	$9.522	$12.011	19,376
	2010	$12.011	$13.651	14,495
	2011	$13.651	$13.128	6,547
	2012	$13.128	$15.336	4,363
	2013	$15.336	$20.437	3,717
	2014	$20.437	$21.903	3,638
	2015	$21.903	$20.184	3,048

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.786	0
	2007	$10.786	$11.455	0
	2008	$11.455	$7.861	0
	2009	$7.861	$9.907	0
	2010	$9.907	$10.663	0
	2011	$10.663	$10.468	0
	2012	$10.468	$11.711	0
	2013	$11.711	$14.869	0
	2014	$14.869	$15.797	0
	2015	$15.797	$14.623	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$11.750	$12.794	37,727
	2007	$12.794	$13.057	37,212
	2008	$13.057	$8.150	39,292
	2009	$8.150	$9.923	37,270
	2010	$9.923	$10.742	37,869
	2011	$10.742	$10.546	34,809
	2012	$10.546	$12.263	29,386
	2013	$12.263	$15.753	27,088
	2014	$15.753	$17.415	25,385
	2015	$17.415	$17.418	24,673

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.509	1,100
	2012	$13.509	$14.914	1,100
	2013	$14.914	$18.297	1,100
	2014	$18.297	$19.550	1,100
	2015	$19.550	$18.709	9,009

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.363	44,361
	2012	$10.363	$11.545	43,563
	2013	$11.545	$13.865	41,065
	2014	$13.865	$13.687	41,907
	2015	$13.687	$13.223	19,928

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$13.073	$15.617	38,157
	2007	$15.617	$16.378	36,245
	2008	$16.378	$9.478	39,186
	2009	$9.478	$10.812	69,961
	2010	$10.812	$11.883	54,196
	2011	$11.883	$12.805	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.868	5,623
	2014	$19.868	$19.827	5,601
	2015	$19.827	$18.820	5,842

Invesco V.I. High Yield Securities Fund - Series II
	2006	$12.969	$13.888	7,771
	2007	$13.888	$14.174	7,890
	2008	$14.174	$10.694	7,248
	2009	$10.694	$15.157	6,291
	2010	$15.157	$16.371	6,144
	2011	$16.371	$16.349	5,927
	2012	$16.349	$19.032	5,351
	2013	$19.032	$19.612	0

Invesco V.I. Income Builder Fund - Series II
	2006	$12.643	$14.155	1,244
	2007	$14.155	$14.302	1,001
	2008	$14.302	$10.335	950
	2009	$10.335	$12.680	1,102
	2010	$12.680	$13.968	1,100
	2011	$13.968	$14.850	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.424	$12.484	0
	2007	$12.484	$13.434	0
	2008	$13.434	$9.433	0
	2009	$9.433	$12.066	0
	2010	$12.066	$13.526	0
	2011	$13.526	$12.441	0
	2012	$12.441	$13.559	0
	2013	$13.559	$17.159	0
	2014	$17.159	$17.603	0
	2015	$17.603	$16.596	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.132	$12.505	26,597
	2007	$12.505	$14.445	0
	2008	$14.445	$7.544	0
	2009	$7.544	$11.589	0
	2010	$11.589	$14.490	0
	2011	$14.490	$12.902	0
	2012	$12.902	$14.147	0
	2013	$14.147	$18.985	0
	2014	$18.985	$20.085	0
	2015	$20.085	$19.936	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$12.606	$14.268	231,991
	2007	$14.268	$14.716	231,278
	2008	$14.716	$9.069	153,446
	2009	$9.069	$11.230	140,888
	2010	$11.230	$12.641	133,752
	2011	$12.641	$12.609	109,077
	2012	$12.609	$14.308	90,047
	2013	$14.308	$18.491	85,159
	2014	$18.491	$20.518	70,217
	2015	$20.518	$20.313	68,698

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$14.235	$16.786	1,029
	2007	$16.786	$19.792	1,029
	2008	$19.792	$12.940	1,028
	2009	$12.940	$15.105	45,678
	2010	$15.105	$15.840	20,714
	2011	$15.840	$18.023	656
	2012	$18.023	$20.968	655
	2013	$20.968	$24.212	655
	2014	$24.212	$25.592	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$14.500	$15.333	16,861
	2007	$15.333	$17.980	14,694
	2008	$17.980	$9.008	15,022
	2009	$9.008	$14.960	12,548
	2010	$14.960	$18.478	6,719
	2011	$18.478	$16.774	1,183
	2012	$16.774	$18.391	1,125
	2013	$18.391	$19.503	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$12.340	$15.745	7,264
	2007	$15.745	$17.839	6,865
	2008	$17.839	$10.016	3,334
	2009	$10.016	$12.536	2,605
	2010	$12.536	$13.172	2,614
	2011	$13.172	$11.665	1,370
	2012	$11.665	$13.540	592
	2013	$13.540	$16.919	592
	2014	$16.919	$15.064	592
	2015	$15.064	$14.000	592

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$12.712	$14.780	0
	2007	$14.780	$16.940	0
	2008	$16.940	$9.325	0
	2009	$9.325	$8.903	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.545	$11.948	45,648
	2007	$11.948	$12.408	45,018
	2008	$12.408	$11.079	40,301
	2009	$11.079	$13.310	33,255
	2010	$13.310	$14.253	22,246
	2011	$14.253	$14.662	18,543
	2012	$14.662	$16.394	17,003
	2013	$16.394	$16.235	18,365
	2014	$16.235	$17.129	17,674
	2015	$17.129	$16.453	22,672

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.058	$10.279	130,042
	2007	$10.279	$10.379	132,731
	2008	$10.379	$8.645	117,661
	2009	$8.645	$8.964	107,668
	2010	$8.964	$9.002	101,812
	2011	$9.002	$9.060	82,483
	2012	$9.060	$9.171	84,375
	2013	$9.171	$9.018	84,485
	2014	$9.018	$8.933	86,417
	2015	$8.933	$8.747	58,148

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.781	$10.028	55,783
	2007	$10.028	$10.310	186,312
	2008	$10.310	$10.350	191,699
	2009	$10.350	$10.169	33,042
	2010	$10.169	$9.990	12,406
	2011	$9.990	$9.815	8,616
	2012	$9.815	$9.643	9,351
	2013	$9.643	$9.474	2,433
	2014	$9.474	$9.307	2,014
	2015	$9.307	$9.144	1,461

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$13.248	$13.525	8,340
	2007	$13.525	$15.841	7,331
	2008	$15.841	$8.131	7,995
	2009	$8.131	$13.646	6,417
	2010	$13.646	$17.083	5,902
	2011	$17.083	$15.613	4,566
	2012	$15.613	$17.192	4,612
	2013	$17.192	$25.396	8,314
	2014	$25.396	$26.306	8,180
	2015	$26.306	$27.996	10,544

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$13.382	$15.085	5,337
	2007	$15.085	$16.058	5,335
	2008	$16.058	$11.957	2,127
	2009	$11.957	$14.029	1,963
	2010	$14.029	$14.678	1,961
	2011	$14.678	$13.247	1,705
	2012	$13.247	$13.881	1,704
	2013	$13.881	$14.768	0

Putnam VT Growth and Income Fund - Class IB
	2006	$12.700	$14.462	806
	2007	$14.462	$13.347	865
	2008	$13.347	$8.038	936
	2009	$8.038	$10.250	960
	2010	$10.250	$11.517	985
	2011	$11.517	$10.789	903
	2012	$10.789	$12.626	850
	2013	$12.626	$16.829	732
	2014	$16.829	$18.306	702
	2015	$18.306	$16.629	718

Putnam VT International Equity Fund - Class IB
	2006	$13.499	$16.937	13,059
	2007	$16.937	$18.029	12,076
	2008	$18.029	$9.926	12,121
	2009	$9.926	$12.153	9,744
	2010	$12.153	$13.136	7,134
	2011	$13.136	$10.719	4,756
	2012	$10.719	$12.837	3,889
	2013	$12.837	$16.151	3,008
	2014	$16.151	$14.791	2,649
	2015	$14.791	$14.550	2,506

Putnam VT Small Cap Value Fund - Class IB
	2006	$15.399	$17.744	11,757
	2007	$17.744	$15.213	10,947
	2008	$15.213	$9.062	8,029
	2009	$9.062	$11.709	8,516
	2010	$11.709	$14.491	6,688
	2011	$14.491	$13.563	2,916
	2012	$13.563	$15.653	2,279
	2013	$15.653	$21.467	2,223
	2014	$21.467	$21.813	2,241
	2015	$21.813	$20.520	2,095

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$11.807	$12.230	46,247
	2007	$12.230	$12.676	2,236
	2008	$12.676	$7.841	2,236
	2009	$7.841	$12.624	1,504
	2010	$12.624	$14.981	1,504
	2011	$14.981	$12.090	1,690
	2012	$12.090	$13.566	1,690
	2013	$13.566	$19.154	1,690
	2014	$19.154	$20.646	1,680
	2015	$20.646	$19.042	1,603

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.769	$27.982	14,039
	2007	$27.982	$38.605	13,641
	2008	$38.605	$16.449	13,712
	2009	$16.449	$27.444	33,747
	2010	$27.444	$32.090	17,376
	2011	$32.090	$25.782	2,753
	2012	$25.782	$30.379	2,796
	2013	$30.379	$29.537	5,491
	2014	$29.537	$27.713	5,985
	2015	$27.713	$24.313	6,940

UIF Global Infrastructure - Class II
	2014	$10.000	$27.420	655
	2015	$27.420	$23.196	1,366

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$13.280	$16.326	8,711
	2007	$16.326	$18.376	7,714
	2008	$18.376	$9.996	7,528
	2009	$9.996	$13.014	4,425
	2010	$13.014	$13.511	605
	2011	$13.511	$12.784	626
	2012	$12.784	$14.297	627
	2013	$14.297	$16.285	642
	2014	$16.285	$16.342	657
	2015	$16.342	$15.027	686

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$16.079	1,555
	2014	$16.079	$16.111	1,372
	2015	$16.111	$14.793	1,371

UIF Growth Portfolio, Class I
	2006	$13.174	$13.473	2,223
	2007	$13.473	$16.134	2,109
	2008	$16.134	$8.053	1,648
	2009	$8.053	$13.097	1,464
	2010	$13.097	$15.808	1,413
	2011	$15.808	$15.095	1,009
	2012	$15.095	$16.960	1,051
	2013	$16.960	$24.670	916
	2014	$24.670	$25.776	875
	2015	$25.776	$28.420	825

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$16.684	$17.910	7,873
	2007	$17.910	$21.580	7,228
	2008	$21.580	$11.285	4,399
	2009	$11.285	$17.478	28,660
	2010	$17.478	$22.718	14,372
	2011	$22.718	$20.729	4,248
	2012	$20.729	$22.132	4,279
	2013	$22.132	$29.892	3,719
	2014	$29.892	$29.942	3,797
	2015	$29.942	$27.679	3,658

UIF U.S. Real Estate Portfolio, Class I
	2006	$18.716	$25.383	7,888
	2007	$25.383	$20.676	7,778
	2008	$20.676	$12.613	8,019
	2009	$12.613	$15.904	8,245
	2010	$15.904	$20.305	5,127
	2011	$20.305	$21.128	5,984
	2012	$21.128	$24.041	5,246
	2013	$24.041	$24.102	5,528
	2014	$24.102	$30.715	5,147
	2015	$30.715	$30.828	4,779

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.580	$12.156	6,169
	2007	$12.156	$12.519	2,660
	2008	$12.519	$7.291	1,891
	2009	$7.291	$8.619	1,891
	2010	$8.619	$9.548	1,891
	2011	$9.548	$9.948	1,891
	2012	$9.948	$11.455	1,891
	2013	$11.455	$15.142	1,891
	2014	$15.142	$16.254	0
	2015	$16.254	$16.192	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.486	$10.171	290
	2007	$10.171	$11.254	290
	2008	$11.254	$6.345	290
	2009	$6.345	$8.280	0
	2010	$8.280	$9.335	0
	2011	$9.335	$9.258	0
	2012	$9.258	$10.327	0
	2013	$10.327	$13.564	0
	2014	$13.564	$15.049	0
	2015	$15.049	$16.084	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.195	$8.974	2,347
	2007	$8.974	$10.013	2,346
	2008	$10.013	$5.918	2,346
	2009	$5.918	$7.969	2,344
	2010	$7.969	$8.596	2,344
	2011	$8.596	$8.167	2,343
	2012	$8.167	$9.314	2,342
	2013	$9.314	$12.533	2,397
	2014	$12.533	$14.013	352
	2015	$14.013	$15.257	351

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.836	$11.640	0
	2007	$11.640	$11.742	0
	2008	$11.742	$8.836	0
	2009	$8.836	$12.385	0
	2010	$12.385	$13.776	0
	2011	$13.776	$14.148	0
	2012	$14.148	$16.058	0
	2013	$16.058	$17.006	0
	2014	$17.006	$16.698	0
	2015	$16.698	$14.904	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.200	$13.007	2,687
	2007	$13.007	$13.254	0
	2008	$13.254	$9.157	0
	2009	$9.157	$12.195	0
	2010	$12.195	$13.495	0
	2011	$13.495	$13.571	0
	2012	$13.571	$15.015	0
	2013	$15.015	$16.803	0
	2014	$16.803	$17.265	0
	2015	$17.265	$15.761	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.874	$13.806	147
	2007	$13.806	$14.030	0
	2008	$14.030	$8.666	0
	2009	$8.666	$10.729	0
	2010	$10.729	$11.717	0
	2011	$11.717	$11.389	0
	2012	$11.389	$12.778	0
	2013	$12.778	$16.097	0
	2014	$16.097	$16.936	0
	2015	$16.936	$15.813	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.447	$14.847	1,694
	2007	$14.847	$16.835	1,694
	2008	$16.835	$9.858	1,694
	2009	$9.858	$13.268	1,694
	2010	$13.268	$14.127	1,694
	2011	$14.127	$12.400	1,694
	2012	$12.400	$14.399	1,694
	2013	$14.399	$17.391	1,694
	2014	$17.391	$15.179	0
	2015	$15.179	$13.940	0

Invesco V.I. American Franchise Fund - Series I
	2006	$8.107	$8.191	0
	2007	$8.191	$9.408	0
	2008	$9.408	$4.713	0
	2009	$4.713	$7.688	0
	2010	$7.688	$9.049	0
	2011	$9.049	$8.339	0
	2012	$8.339	$9.315	181
	2013	$9.315	$12.821	0
	2014	$12.821	$13.655	0
	2015	$13.655	$14.083	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.014	$8.078	5,346
	2007	$8.078	$9.254	4,888
	2008	$9.254	$4.625	4,082
	2009	$4.625	$7.524	3,940
	2010	$7.524	$8.835	3,937
	2011	$8.835	$8.123	2,273
	2012	$8.123	$9.047	2,276
	2013	$9.047	$12.422	2,111
	2014	$12.422	$13.197	0
	2015	$13.197	$13.577	0

Invesco V.I. American Value Fund - Series I
	2006	$12.012	$14.240	5,985
	2007	$14.240	$15.082	4,056
	2008	$15.082	$8.696	3,423
	2009	$8.696	$11.890	2,529
	2010	$11.890	$14.276	2,481
	2011	$14.276	$14.151	996
	2012	$14.151	$16.303	989
	2013	$16.303	$21.499	919
	2014	$21.499	$23.174	0
	2015	$23.174	$20.683	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.761	$10.191	4,752
	2007	$10.191	$11.211	3,519
	2008	$11.211	$6.332	3,518
	2009	$6.332	$7.530	3,380
	2010	$7.530	$8.541	3,380
	2011	$8.541	$7.725	198
	2012	$7.725	$8.867	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.163	$13.864	6,613
	2007	$13.864	$13.298	4,689
	2008	$13.298	$8.385	4,769
	2009	$8.385	$10.574	2,590
	2010	$10.574	$12.016	2,584
	2011	$12.016	$11.553	1,093
	2012	$11.553	$13.494	1,091
	2013	$13.494	$17.979	590
	2014	$17.979	$19.265	589
	2015	$19.265	$17.749	588

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.785	6,184
	2007	$10.785	$11.451	4,331
	2008	$11.451	$7.857	4,031
	2009	$7.857	$9.900	3,344
	2010	$9.900	$10.653	3,344
	2011	$10.653	$10.457	1,647
	2012	$10.457	$11.695	1,647
	2013	$11.695	$14.846	1,647
	2014	$14.846	$15.769	0
	2015	$15.769	$14.594	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.290	$11.201	6,137
	2007	$11.201	$11.429	6,134
	2008	$11.429	$7.133	3,375
	2009	$7.133	$8.682	3,018
	2010	$8.682	$9.398	3,014
	2011	$9.398	$9.224	3,011
	2012	$9.224	$10.724	3,008
	2013	$10.724	$13.773	2,784
	2014	$13.773	$15.223	901
	2015	$15.223	$15.223	900

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.517	462
	2012	$12.517	$13.816	461
	2013	$13.816	$16.947	0
	2014	$16.947	$18.104	0
	2015	$18.104	$17.321	0

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.972	203
	2012	$9.972	$11.107	202
	2013	$11.107	$13.337	0
	2014	$13.337	$13.162	0
	2015	$13.162	$12.714	0

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.594	$15.043	2,980
	2007	$15.043	$15.772	1,922
	2008	$15.772	$9.126	1,921
	2009	$9.126	$10.407	1,646
	2010	$10.407	$11.437	1,645
	2011	$11.437	$12.323	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.468	984
	2014	$14.468	$14.435	0
	2015	$14.435	$13.700	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.459	$10.128	1,162
	2007	$10.128	$10.334	1,162
	2008	$10.334	$7.795	1,161
	2009	$7.795	$11.046	1,078
	2010	$11.046	$11.929	1,078
	2011	$11.929	$11.910	1,077
	2012	$11.910	$13.862	1,077
	2013	$13.862	$14.283	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.729	$13.129	619
	2007	$13.129	$13.263	465
	2008	$13.263	$9.581	464
	2009	$9.581	$11.754	463
	2010	$11.754	$12.945	462
	2011	$12.945	$13.762	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.420	$12.478	0
	2007	$12.478	$13.424	0
	2008	$13.424	$9.424	0
	2009	$9.424	$12.053	0
	2010	$12.053	$13.508	0
	2011	$13.508	$12.422	0
	2012	$12.422	$13.536	0
	2013	$13.536	$17.125	0
	2014	$17.125	$17.566	0
	2015	$17.566	$16.557	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.128	$12.498	0
	2007	$12.498	$14.435	0
	2008	$14.435	$7.537	0
	2009	$7.537	$11.576	0
	2010	$11.576	$14.470	0
	2011	$14.470	$12.882	0
	2012	$12.882	$14.123	0
	2013	$14.123	$18.948	0
	2014	$18.948	$20.042	0
	2015	$20.042	$19.889	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.979	$11.292	5,813
	2007	$11.292	$11.644	5,461
	2008	$11.644	$7.174	3,124
	2009	$7.174	$8.883	3,123
	2010	$8.883	$9.997	3,123
	2011	$9.997	$9.970	3,122
	2012	$9.970	$11.310	3,122
	2013	$11.310	$14.614	3,121
	2014	$14.614	$16.213	3,121
	2015	$16.213	$16.047	3,120

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.576	$11.289	0
	2007	$11.289	$13.308	0
	2008	$13.308	$8.699	0
	2009	$8.699	$10.153	0
	2010	$10.153	$10.644	0
	2011	$10.644	$12.109	0
	2012	$12.109	$14.085	0
	2013	$14.085	$16.261	0
	2014	$16.261	$17.186	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.439	$12.094	3,883
	2007	$12.094	$14.180	3,883
	2008	$14.180	$7.102	3,875
	2009	$7.102	$11.793	3,307
	2010	$11.793	$14.563	3,307
	2011	$14.563	$13.217	3,307
	2012	$13.217	$14.489	3,307
	2013	$14.489	$15.364	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.935	$13.950	2,139
	2007	$13.950	$15.802	2,136
	2008	$15.802	$8.870	1,775
	2009	$8.870	$11.100	1,680
	2010	$11.100	$11.661	1,684
	2011	$11.661	$10.325	95
	2012	$10.325	$11.981	98
	2013	$11.981	$14.969	0
	2014	$14.969	$13.325	0
	2015	$13.325	$12.381	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.310	$11.985	545
	2007	$11.985	$13.734	545
	2008	$13.734	$7.559	545
	2009	$7.559	$7.216	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.939	$12.352	5,568
	2007	$12.352	$12.826	3,826
	2008	$12.826	$11.449	3,529
	2009	$11.449	$13.752	2,944
	2010	$13.752	$14.724	2,951
	2011	$14.724	$15.144	77
	2012	$15.144	$16.929	76
	2013	$16.929	$16.762	154
	2014	$16.762	$17.681	152
	2015	$17.681	$16.979	151

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.390	$10.616	16,086
	2007	$10.616	$10.717	13,683
	2008	$10.717	$8.924	13,501
	2009	$8.924	$9.252	10,704
	2010	$9.252	$9.289	10,787
	2011	$9.289	$9.347	6,142
	2012	$9.347	$9.460	6,142
	2013	$9.460	$9.300	5,961
	2014	$9.300	$9.210	1,763
	2015	$9.210	$9.018	1,763

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.788	$10.032	711
	2007	$10.032	$10.312	710
	2008	$10.312	$10.350	3,113
	2009	$10.350	$10.167	1,102
	2010	$10.167	$9.987	704
	2011	$9.987	$9.810	318
	2012	$9.810	$9.636	314
	2013	$9.636	$9.465	0
	2014	$9.465	$9.297	0
	2015	$9.297	$9.132	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.783	$11.006	6,982
	2007	$11.006	$12.888	6,969
	2008	$12.888	$6.614	2,619
	2009	$6.614	$11.099	2,602
	2010	$11.099	$13.891	2,593
	2011	$13.891	$12.693	2,583
	2012	$12.693	$13.974	2,592
	2013	$13.974	$20.638	5,865
	2014	$20.638	$21.373	3,779
	2015	$21.373	$22.742	3,778

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.933	$13.449	3,018
	2007	$13.449	$14.314	757
	2008	$14.314	$10.656	502
	2009	$10.656	$12.500	500
	2010	$12.500	$13.075	475
	2011	$13.075	$11.799	474
	2012	$11.799	$12.361	474
	2013	$12.361	$13.150	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.604	$12.073	4,300
	2007	$12.073	$11.140	4,266
	2008	$11.140	$6.707	4,377
	2009	$6.707	$8.551	4,395
	2010	$8.551	$9.607	4,366
	2011	$9.607	$8.998	3,196
	2012	$8.998	$10.528	3,184
	2013	$10.528	$14.029	3,002
	2014	$14.029	$15.258	3,002
	2015	$15.258	$13.858	3,002

Putnam VT International Equity Fund - Class IB
	2006	$11.771	$14.767	7,449
	2007	$14.767	$15.715	4,871
	2008	$15.715	$8.651	4,125
	2009	$8.651	$10.589	3,554
	2010	$10.589	$11.443	3,616
	2011	$11.443	$9.336	2,631
	2012	$9.336	$11.179	2,630
	2013	$11.179	$14.061	2,075
	2014	$14.061	$12.874	2,075
	2015	$12.874	$12.662	2,074

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.956	$16.078	1,218
	2007	$16.078	$13.781	347
	2008	$13.781	$8.207	326
	2009	$8.207	$10.603	329
	2010	$10.603	$13.120	285
	2011	$13.120	$12.277	0
	2012	$12.277	$14.166	0
	2013	$14.166	$19.424	0
	2014	$19.424	$19.733	0
	2015	$19.733	$18.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.633	$8.940	2,352
	2007	$8.940	$9.265	2,350
	2008	$9.265	$5.730	2,000
	2009	$5.730	$9.223	1,999
	2010	$9.223	$10.943	1,998
	2011	$10.943	$8.830	1,184
	2012	$8.830	$9.905	1,183
	2013	$9.905	$13.983	1,183
	2014	$13.983	$15.068	381
	2015	$15.068	$13.895	380

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.401	$27.481	918
	2007	$27.481	$37.906	709
	2008	$37.906	$16.148	709
	2009	$16.148	$26.937	709
	2010	$26.937	$31.491	709
	2011	$31.491	$25.295	0
	2012	$25.295	$29.799	0
	2013	$29.799	$28.968	0
	2014	$28.968	$27.173	0
	2015	$27.173	$23.835	0

UIF Global Infrastructure - Class II
	2014	$10.000	$18.411	0
	2015	$18.411	$15.572	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.689	$14.366	0
	2007	$14.366	$16.167	0
	2008	$16.167	$8.792	0
	2009	$8.792	$11.445	0
	2010	$11.445	$11.880	0
	2011	$11.880	$11.239	0
	2012	$11.239	$12.566	0
	2013	$12.566	$14.310	0
	2014	$14.310	$14.358	0
	2015	$14.358	$13.200	0

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.315	0
	2014	$14.315	$14.341	0
	2015	$14.341	$13.165	0

UIF Growth Portfolio, Class I
	2006	$10.065	$10.292	0
	2007	$10.292	$12.321	0
	2008	$12.321	$6.149	0
	2009	$6.149	$9.998	0
	2010	$9.998	$12.065	0
	2011	$12.065	$11.519	0
	2012	$11.519	$12.939	0
	2013	$12.939	$18.818	0
	2014	$18.818	$19.658	0
	2015	$19.658	$21.670	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.025	$15.053	657
	2007	$15.053	$18.134	413
	2008	$18.134	$9.481	275
	2009	$9.481	$14.681	229
	2010	$14.681	$19.079	191
	2011	$19.079	$17.405	0
	2012	$17.405	$18.579	0
	2013	$18.579	$25.088	0
	2014	$25.088	$25.126	0
	2015	$25.126	$23.222	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.770	$28.162	2,664
	2007	$28.162	$22.935	1,381
	2008	$22.935	$13.989	798
	2009	$13.989	$17.635	740
	2010	$17.635	$22.510	740
	2011	$22.510	$23.418	78
	2012	$23.418	$26.642	77
	2013	$26.642	$26.704	77
	2014	$26.704	$34.023	77
	2015	$34.023	$34.142	76

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION

Mortality & Expense = 1.73

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.565	$12.136	42,483
	2007	$12.136	$12.494	38,506
	2008	$12.494	$7.275	30,384
	2009	$7.275	$8.597	29,534
	2010	$8.597	$9.521	27,054
	2011	$9.521	$9.916	26,977
	2012	$9.916	$11.415	26,032
	2013	$11.415	$15.085	25,692
	2014	$15.085	$16.188	17,612
	2015	$16.188	$16.121	7,027

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.472	$10.155	1,611
	2007	$10.155	$11.232	1,097
	2008	$11.232	$6.330	763
	2009	$6.330	$8.258	762
	2010	$8.258	$9.308	761
	2011	$9.308	$9.229	336
	2012	$9.229	$10.291	92
	2013	$10.291	$13.513	0
	2014	$13.513	$14.988	0
	2015	$14.988	$16.014	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.183	$8.959	7,356
	2007	$8.959	$9.993	6,059
	2008	$9.993	$5.904	5,609
	2009	$5.904	$7.949	5,474
	2010	$7.949	$8.572	5,372
	2011	$8.572	$8.141	5,275
	2012	$8.141	$9.282	4,318
	2013	$9.282	$12.486	3,911
	2014	$12.486	$13.956	3,839
	2015	$13.956	$15.190	3,839

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.831	$11.631	1,974
	2007	$11.631	$11.729	1,974
	2008	$11.729	$8.824	1,974
	2009	$8.824	$12.363	1,974
	2010	$12.363	$13.749	1,974
	2011	$13.749	$14.116	1,974
	2012	$14.116	$16.016	1,974
	2013	$16.016	$16.956	1,974
	2014	$16.956	$16.645	1,974
	2015	$16.645	$14.852	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.194	$12.997	3,629
	2007	$12.997	$13.239	3,629
	2008	$13.239	$9.144	1,881
	2009	$9.144	$12.174	1,881
	2010	$12.174	$13.468	1,881
	2011	$13.468	$13.540	1,881
	2012	$13.540	$14.976	1,881
	2013	$14.976	$16.754	1,881
	2014	$16.754	$17.210	1,881
	2015	$17.210	$15.706	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.868	$13.795	2,397
	2007	$13.795	$14.015	2,467
	2008	$14.015	$8.654	856
	2009	$8.654	$10.711	860
	2010	$10.711	$11.694	922
	2011	$11.694	$11.362	877
	2012	$11.362	$12.745	727
	2013	$12.745	$16.050	0
	2014	$16.050	$16.882	0
	2015	$16.882	$15.757	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.440	$14.834	5,261
	2007	$14.834	$16.815	5,261
	2008	$16.815	$9.843	3,840
	2009	$9.843	$13.245	5,129
	2010	$13.245	$14.098	5,128
	2011	$14.098	$12.371	5,126
	2012	$12.371	$14.360	4,733
	2013	$14.360	$17.339	4,586
	2014	$17.339	$15.129	4,586
	2015	$15.129	$13.890	1,285

Invesco V.I. American Franchise Fund - Series I
	2006	$8.096	$8.177	1,209
	2007	$8.177	$9.390	0
	2008	$9.390	$4.703	0
	2009	$4.703	$7.668	0
	2010	$7.668	$9.024	0
	2011	$9.024	$8.313	0
	2012	$8.313	$9.283	1,805
	2013	$9.283	$12.773	1,805
	2014	$12.773	$13.599	1,805
	2015	$13.599	$14.021	1,805

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.003	$8.065	6,818
	2007	$8.065	$9.235	5,354
	2008	$9.235	$4.614	4,469
	2009	$4.614	$7.504	4,427
	2010	$7.504	$8.810	4,088
	2011	$8.810	$8.098	4,006
	2012	$8.098	$9.016	1,974
	2013	$9.016	$12.375	1,917
	2014	$12.375	$13.143	1,855
	2015	$13.143	$13.518	1,782

Invesco V.I. American Value Fund - Series I
	2006	$11.995	$14.216	8,240
	2007	$14.216	$15.052	6,428
	2008	$15.052	$8.677	5,795
	2009	$8.677	$11.860	5,564
	2010	$11.860	$14.235	4,009
	2011	$14.235	$14.106	3,869
	2012	$14.106	$16.246	3,614
	2013	$16.246	$21.418	3,506
	2014	$21.418	$23.080	3,401
	2015	$23.080	$20.593	3,338

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.748	$10.174	10,229
	2007	$10.174	$11.189	9,132
	2008	$11.189	$6.317	1,993
	2009	$6.317	$7.510	1,968
	2010	$7.510	$8.516	1,968
	2011	$8.516	$7.701	1,968
	2012	$7.701	$8.838	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.150	$13.844	19,413
	2007	$13.844	$13.276	17,317
	2008	$13.276	$8.368	16,968
	2009	$8.368	$10.550	16,520
	2010	$10.550	$11.985	14,874
	2011	$11.985	$11.520	14,433
	2012	$11.520	$13.451	12,862
	2013	$13.451	$17.916	10,553
	2014	$17.916	$19.192	10,507
	2015	$19.192	$17.677	5,521

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.783	6,376
	2007	$10.783	$11.446	1,864
	2008	$11.446	$7.850	1,587
	2009	$7.850	$9.889	1,529
	2010	$9.889	$10.638	1,529
	2011	$10.638	$10.439	1,529
	2012	$10.439	$11.672	0
	2013	$11.672	$14.812	0
	2014	$14.812	$15.728	0
	2015	$15.728	$14.552	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.276	$11.183	7,345
	2007	$11.183	$11.407	5,474
	2008	$11.407	$7.117	5,303
	2009	$7.117	$8.660	4,901
	2010	$8.660	$9.371	4,448
	2011	$9.371	$9.195	4,310
	2012	$9.195	$10.687	4,094
	2013	$10.687	$13.721	3,937
	2014	$13.721	$15.161	3,805
	2015	$15.161	$15.156	3,721

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.478	985
	2012	$12.478	$13.768	985
	2013	$13.768	$16.883	985
	2014	$16.883	$18.030	985
	2015	$18.030	$17.246	985

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.940	6,122
	2012	$9.940	$11.069	5,985
	2013	$11.069	$13.286	4,870
	2014	$13.286	$13.109	4,870
	2015	$13.109	$12.659	2,086

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.577	$15.018	9,256
	2007	$15.018	$15.742	7,793
	2008	$15.742	$9.105	7,669
	2009	$9.105	$10.381	7,523
	2010	$10.381	$11.404	6,122
	2011	$11.404	$12.287	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.413	2,024
	2014	$14.413	$14.376	2,024
	2015	$14.376	$13.640	2,024

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.446	$10.111	2,752
	2007	$10.111	$10.314	2,731
	2008	$10.314	$7.778	2,703
	2009	$7.778	$11.018	2,376
	2010	$11.018	$11.895	2,024
	2011	$11.895	$11.873	2,024
	2012	$11.873	$13.814	2,024
	2013	$13.814	$14.233	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.713	$13.107	3,585
	2007	$13.107	$13.237	1,886
	2008	$13.237	$9.560	1,885
	2009	$9.560	$11.723	1,883
	2010	$11.723	$12.908	1,881
	2011	$12.908	$13.721	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.414	$12.468	3,834
	2007	$12.468	$13.409	3,834
	2008	$13.409	$9.411	3,834
	2009	$9.411	$12.032	3,834
	2010	$12.032	$13.481	3,834
	2011	$13.481	$12.393	3,834
	2012	$12.393	$13.501	3,834
	2013	$13.501	$17.076	3,834
	2014	$17.076	$17.509	3,834
	2015	$17.509	$16.499	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.123	$12.490	822
	2007	$12.490	$14.421	821
	2008	$14.421	$7.527	821
	2009	$7.527	$11.557	821
	2010	$11.557	$14.443	820
	2011	$14.443	$12.854	579
	2012	$12.854	$14.088	158
	2013	$14.088	$18.896	0
	2014	$18.896	$19.980	0
	2015	$19.980	$19.822	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.965	$11.273	6,224
	2007	$11.273	$11.622	5,545
	2008	$11.622	$7.158	4,505
	2009	$7.158	$8.860	4,505
	2010	$8.860	$9.968	4,505
	2011	$9.968	$9.938	4,505
	2012	$9.938	$11.271	1,661
	2013	$11.271	$14.559	0
	2014	$14.559	$16.147	0
	2015	$16.147	$15.978	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.563	$11.270	5,807
	2007	$11.270	$13.282	5,707
	2008	$13.282	$8.679	5,700
	2009	$8.679	$10.127	5,761
	2010	$10.127	$10.614	5,831
	2011	$10.614	$12.070	5,670
	2012	$12.070	$14.036	5,578
	2013	$14.036	$16.200	5,673
	2014	$16.200	$17.120	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.424	$12.074	1,039
	2007	$12.074	$14.152	933
	2008	$14.152	$7.086	870
	2009	$7.086	$11.763	807
	2010	$11.763	$14.521	366
	2011	$14.521	$13.176	366
	2012	$13.176	$14.439	100
	2013	$14.439	$15.309	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.920	$13.927	2,759
	2007	$13.927	$15.771	2,696
	2008	$15.771	$8.850	2,412
	2009	$8.850	$11.071	2,257
	2010	$11.071	$11.627	2,122
	2011	$11.627	$10.292	1,994
	2012	$10.292	$11.940	202
	2013	$11.940	$14.913	95
	2014	$14.913	$13.271	0
	2015	$13.271	$12.327	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.296	$11.965	1,642
	2007	$11.965	$13.707	1,642
	2008	$13.707	$7.542	1,642
	2009	$7.542	$7.199	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.923	$12.332	6,706
	2007	$12.332	$12.801	5,704
	2008	$12.801	$11.424	5,585
	2009	$11.424	$13.717	4,177
	2010	$13.717	$14.682	4,170
	2011	$14.682	$15.096	4,163
	2012	$15.096	$16.871	2,717
	2013	$16.871	$16.699	2,711
	2014	$16.699	$17.609	2,705
	2015	$17.609	$16.905	955

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.375	$10.598	6,114
	2007	$10.598	$10.696	7,738
	2008	$10.696	$8.904	7,525
	2009	$8.904	$9.228	7,079
	2010	$9.228	$9.262	7,105
	2011	$9.262	$9.318	7,044
	2012	$9.318	$9.427	6,980
	2013	$9.427	$9.265	6,233
	2014	$9.265	$9.173	6,220
	2015	$9.173	$8.978	2,254

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.774	$10.015	10,784
	2007	$10.015	$10.292	16,741
	2008	$10.292	$10.327	1,405
	2009	$10.327	$10.141	135
	2010	$10.141	$9.958	104
	2011	$9.958	$9.779	75
	2012	$9.779	$9.602	47
	2013	$9.602	$9.429	23
	2014	$9.429	$9.259	1
	2015	$9.259	$9.092	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.769	$10.988	9,364
	2007	$10.988	$12.863	7,084
	2008	$12.863	$6.599	6,900
	2009	$6.599	$11.070	6,411
	2010	$11.070	$13.851	4,679
	2011	$13.851	$12.653	4,702
	2012	$12.653	$13.926	4,778
	2013	$13.926	$20.561	4,628
	2014	$20.561	$21.287	4,647
	2015	$21.287	$22.643	4,525

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.917	$13.427	21,407
	2007	$13.427	$14.286	22,133
	2008	$14.286	$10.632	21,924
	2009	$10.632	$12.469	21,478
	2010	$12.469	$13.038	21,000
	2011	$13.038	$11.761	21,107
	2012	$11.761	$12.319	19,325
	2013	$12.319	$13.103	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.590	$12.053	1,618
	2007	$12.053	$11.118	1,618
	2008	$11.118	$6.692	697
	2009	$6.692	$8.530	697
	2010	$8.530	$9.579	697
	2011	$9.579	$8.969	697
	2012	$8.969	$10.491	191
	2013	$10.491	$13.977	0
	2014	$13.977	$15.196	0
	2015	$15.196	$13.797	0

Putnam VT International Equity Fund - Class IB
	2006	$11.755	$14.742	10,224
	2007	$14.742	$15.684	8,943
	2008	$15.684	$8.631	8,945
	2009	$8.631	$10.562	8,549
	2010	$10.562	$11.411	8,617
	2011	$11.411	$9.307	8,497
	2012	$9.307	$11.140	8,306
	2013	$11.140	$14.009	7,338
	2014	$14.009	$12.822	7,345
	2015	$12.822	$12.607	7,331

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.940	$16.055	5,110
	2007	$16.055	$13.758	5,078
	2008	$13.758	$8.191	4,668
	2009	$8.191	$10.578	4,323
	2010	$10.578	$13.085	4,288
	2011	$13.085	$12.241	4,046
	2012	$12.241	$14.121	3,839
	2013	$14.121	$19.356	3,745
	2014	$19.356	$19.658	3,721
	2015	$19.658	$18.483	1,770

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.621	$8.926	2,021
	2007	$8.926	$9.247	2,011
	2008	$9.247	$5.717	1,991
	2009	$5.717	$9.200	1,981
	2010	$9.200	$10.912	1,970
	2011	$10.912	$8.802	1,959
	2012	$8.802	$9.871	230
	2013	$9.871	$13.930	220
	2014	$13.930	$15.007	209
	2015	$15.007	$13.834	197

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.374	$27.436	2,185
	2007	$27.436	$37.832	1,670
	2008	$37.832	$16.111	1,736
	2009	$16.111	$26.868	1,665
	2010	$26.868	$31.401	1,646
	2011	$31.401	$25.215	1,682
	2012	$25.215	$29.696	1,637
	2013	$29.696	$28.859	1,312
	2014	$28.859	$27.063	1,312
	2015	$27.063	$23.731	0

UIF Global Infrastructure - Class II
	2014	$10.000	$18.337	5,588
	2015	$18.337	$15.504	3,424

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.673	$14.342	0
	2007	$14.342	$16.135	0
	2008	$16.135	$8.773	0
	2009	$8.773	$11.415	0
	2010	$11.415	$11.846	0
	2011	$11.846	$11.203	0
	2012	$11.203	$12.523	0
	2013	$12.523	$14.256	0
	2014	$14.256	$14.299	0
	2015	$14.299	$13.142	0

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.262	18,352
	2014	$14.262	$14.282	18,461
	2015	$14.282	$13.108	18,536

UIF Growth Portfolio, Class I
	2006	$10.051	$10.275	1,059
	2007	$10.275	$12.297	1,032
	2008	$12.297	$6.135	736
	2009	$6.135	$9.973	736
	2010	$9.973	$12.031	736
	2011	$12.031	$11.482	736
	2012	$11.482	$12.895	201
	2013	$12.895	$18.747	0
	2014	$18.747	$19.578	0
	2015	$19.578	$21.576	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.010	$15.032	2,693
	2007	$15.032	$18.103	2,693
	2008	$18.103	$9.462	2,231
	2009	$9.462	$14.647	2,231
	2010	$14.647	$19.029	2,231
	2011	$19.029	$17.354	2,231
	2012	$17.354	$18.520	1,362
	2013	$18.520	$25.001	1,036
	2014	$25.001	$25.030	1,036
	2015	$25.030	$23.127	1,036

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.741	$28.115	1,978
	2007	$28.115	$22.890	2,002
	2008	$22.890	$13.957	1,909
	2009	$13.957	$17.590	1,552
	2010	$17.590	$22.446	1,449
	2011	$22.446	$23.344	1,407
	2012	$23.344	$26.550	1,292
	2013	$26.550	$26.604	923
	2014	$26.604	$33.885	909
	2015	$33.885	$33.993	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.74

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.560	$12.129	78,450
	2007	$12.129	$12.486	47,878
	2008	$12.486	$7.270	49,783
	2009	$7.270	$8.589	29,198
	2010	$8.589	$9.512	26,242
	2011	$9.512	$9.906	22,417
	2012	$9.906	$11.402	19,015
	2013	$11.402	$15.066	14,088
	2014	$15.066	$16.166	13,694
	2015	$16.166	$16.098	13,205

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.467	$10.149	1,741
	2007	$10.149	$11.225	1,181
	2008	$11.225	$6.326	1,080
	2009	$6.326	$8.251	952
	2010	$8.251	$9.300	951
	2011	$9.300	$9.219	950
	2012	$9.219	$10.279	0
	2013	$10.279	$13.496	0
	2014	$13.496	$14.967	315
	2015	$14.967	$15.990	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.179	$8.954	13,695
	2007	$8.954	$9.987	21,006
	2008	$9.987	$5.900	17,794
	2009	$5.900	$7.942	3,521
	2010	$7.942	$8.564	3,521
	2011	$8.564	$8.133	3,521
	2012	$8.133	$9.271	906
	2013	$9.271	$12.470	906
	2014	$12.470	$13.937	1,096
	2015	$13.937	$15.168	906

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.830	$11.629	760
	2007	$11.629	$11.726	2,832
	2008	$11.726	$8.821	2,668
	2009	$8.821	$12.358	0
	2010	$12.358	$13.741	0
	2011	$13.741	$14.106	0
	2012	$14.106	$16.003	0
	2013	$16.003	$16.941	0
	2014	$16.941	$16.629	0
	2015	$16.629	$14.836	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.193	$12.994	17,847
	2007	$12.994	$13.235	17,228
	2008	$13.235	$9.140	7,181
	2009	$9.140	$12.167	4,976
	2010	$12.167	$13.459	4,976
	2011	$13.459	$13.530	4,976
	2012	$13.530	$14.963	4,976
	2013	$14.963	$16.738	4,976
	2014	$16.738	$17.192	4,976
	2015	$17.192	$15.687	4,976

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.867	$13.792	8,217
	2007	$13.792	$14.011	13,110
	2008	$14.011	$8.651	7,660
	2009	$8.651	$10.705	1,205
	2010	$10.705	$11.687	0
	2011	$11.687	$11.354	0
	2012	$11.354	$12.735	457
	2013	$12.735	$16.036	456
	2014	$16.036	$16.865	0
	2015	$16.865	$15.740	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.438	$14.831	14,719
	2007	$14.831	$16.809	13,984
	2008	$16.809	$9.839	9,961
	2009	$9.839	$13.238	2,943
	2010	$13.238	$14.089	2,255
	2011	$14.089	$12.362	1,747
	2012	$12.362	$14.348	2,025
	2013	$14.348	$17.323	2,956
	2014	$17.323	$15.114	2,372
	2015	$15.114	$13.875	2,097

Invesco V.I. American Franchise Fund - Series I
	2006	$8.093	$8.172	1,714
	2007	$8.172	$9.383	1,698
	2008	$9.383	$4.699	1,150
	2009	$4.699	$7.662	1,150
	2010	$7.662	$9.015	1,149
	2011	$9.015	$8.304	229
	2012	$8.304	$9.272	1,139
	2013	$9.272	$12.757	228
	2014	$12.757	$13.581	228
	2015	$13.581	$14.001	228

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$8.000	$8.060	18,987
	2007	$8.060	$9.229	17,641
	2008	$9.229	$4.611	16,096
	2009	$4.611	$7.498	15,249
	2010	$7.498	$8.802	12,288
	2011	$8.802	$8.089	12,695
	2012	$8.089	$9.005	9,946
	2013	$9.005	$12.360	4,994
	2014	$12.360	$13.126	4,721
	2015	$13.126	$13.498	4,585

Invesco V.I. American Value Fund - Series I
	2006	$11.990	$14.209	40,603
	2007	$14.209	$15.042	34,762
	2008	$15.042	$8.670	28,860
	2009	$8.670	$11.850	17,687
	2010	$11.850	$14.221	17,281
	2011	$14.221	$14.091	13,718
	2012	$14.091	$16.228	9,229
	2013	$16.228	$21.391	9,819
	2014	$21.391	$23.049	9,562
	2015	$23.049	$20.563	9,201

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.743	$10.169	5,649
	2007	$10.169	$11.181	4,266
	2008	$11.181	$6.313	3,240
	2009	$6.313	$7.504	2,218
	2010	$7.504	$8.508	2,221
	2011	$8.508	$7.693	2,105
	2012	$7.693	$8.829	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.146	$13.838	36,279
	2007	$13.838	$13.268	32,689
	2008	$13.268	$8.362	30,661
	2009	$8.362	$10.542	22,053
	2010	$10.542	$11.974	21,851
	2011	$11.974	$11.509	18,912
	2012	$11.509	$13.437	18,819
	2013	$13.437	$17.895	14,006
	2014	$17.895	$19.168	12,197
	2015	$19.168	$17.652	12,061

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.782	6,336
	2007	$10.782	$11.444	3,885
	2008	$11.444	$7.848	1,740
	2009	$7.848	$9.886	1,638
	2010	$9.886	$10.633	1,637
	2011	$10.633	$10.433	1,637
	2012	$10.433	$11.664	0
	2013	$11.664	$14.801	0
	2014	$14.801	$15.715	0
	2015	$15.715	$14.538	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.271	$11.176	21,993
	2007	$11.176	$11.399	17,433
	2008	$11.399	$7.111	12,836
	2009	$7.111	$8.653	12,148
	2010	$8.653	$9.362	12,145
	2011	$9.362	$9.186	5,898
	2012	$9.186	$10.674	4,232
	2013	$10.674	$13.704	4,230
	2014	$13.704	$15.141	3,678
	2015	$15.141	$15.134	3,677

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.465	3,782
	2012	$12.465	$13.753	3,479
	2013	$13.753	$16.862	4,316
	2014	$16.862	$18.006	2,554
	2015	$18.006	$17.221	2,276

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.930	6,147
	2012	$9.930	$11.056	6,147
	2013	$11.056	$13.270	5,585
	2014	$13.270	$13.091	4,969
	2015	$13.091	$12.640	4,969

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.571	$15.009	18,314
	2007	$15.009	$15.731	15,829
	2008	$15.731	$9.099	19,142
	2009	$9.099	$10.372	9,411
	2010	$10.372	$11.393	9,421
	2011	$11.393	$12.275	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.395	57
	2014	$14.395	$14.357	57
	2015	$14.357	$13.620	56

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.442	$10.105	10,053
	2007	$10.105	$10.307	1,605
	2008	$10.307	$7.772	1,027
	2009	$7.772	$11.008	727
	2010	$11.008	$11.883	721
	2011	$11.883	$11.860	625
	2012	$11.860	$13.798	57
	2013	$13.798	$14.216	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.708	$13.100	11,722
	2007	$13.100	$13.228	11,439
	2008	$13.228	$9.553	6,614
	2009	$9.553	$11.713	4,173
	2010	$11.713	$12.896	3,970
	2011	$12.896	$13.707	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.412	$12.464	0
	2007	$12.464	$13.404	0
	2008	$13.404	$9.407	293
	2009	$9.407	$12.025	144
	2010	$12.025	$13.472	141
	2011	$13.472	$12.383	0
	2012	$12.383	$13.489	0
	2013	$13.489	$17.059	0
	2014	$17.059	$17.491	0
	2015	$17.491	$16.480	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.120	$12.485	0
	2007	$12.485	$14.413	0
	2008	$14.413	$7.523	0
	2009	$7.523	$11.549	0
	2010	$11.549	$14.432	0
	2011	$14.432	$12.843	0
	2012	$12.843	$14.074	0
	2013	$14.074	$18.875	0
	2014	$18.875	$19.956	0
	2015	$19.956	$19.796	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.960	$11.267	20,801
	2007	$11.267	$11.614	13,117
	2008	$11.614	$7.153	7,251
	2009	$7.153	$8.852	8,943
	2010	$8.852	$9.959	10,198
	2011	$9.959	$9.928	10,017
	2012	$9.928	$11.258	4,795
	2013	$11.258	$14.541	2,216
	2014	$14.541	$16.125	1,169
	2015	$16.125	$15.954	923

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.558	$11.264	5,938
	2007	$11.264	$13.274	5,882
	2008	$13.274	$8.673	6,327
	2009	$8.673	$10.118	5,241
	2010	$10.118	$10.604	4,582
	2011	$10.604	$12.058	2,222
	2012	$12.058	$14.020	0
	2013	$14.020	$16.179	0
	2014	$16.179	$17.098	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.418	$12.067	3,401
	2007	$12.067	$14.143	3,979
	2008	$14.143	$7.081	3,994
	2009	$7.081	$11.753	3,993
	2010	$11.753	$14.508	3,992
	2011	$14.508	$13.162	3,992
	2012	$13.162	$14.422	3,991
	2013	$14.422	$15.291	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.915	$13.919	14,625
	2007	$13.919	$15.760	8,998
	2008	$15.760	$8.843	8,963
	2009	$8.843	$11.062	9,744
	2010	$11.062	$11.616	9,669
	2011	$11.616	$10.281	8,506
	2012	$10.281	$11.926	6,066
	2013	$11.926	$14.894	4,989
	2014	$14.894	$13.253	4,989
	2015	$13.253	$12.309	4,989

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.291	$11.958	3,148
	2007	$11.958	$13.698	2,851
	2008	$13.698	$7.536	296
	2009	$7.536	$7.193	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.917	$12.325	40,886
	2007	$12.325	$12.793	37,797
	2008	$12.793	$11.415	34,086
	2009	$11.415	$13.706	29,058
	2010	$13.706	$14.668	28,759
	2011	$14.668	$15.080	23,982
	2012	$15.080	$16.851	21,948
	2013	$16.851	$16.678	23,043
	2014	$16.678	$17.586	21,956
	2015	$17.586	$16.881	20,834

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.371	$10.592	12,428
	2007	$10.592	$10.689	12,445
	2008	$10.689	$8.897	14,168
	2009	$8.897	$9.221	45,998
	2010	$9.221	$9.253	45,395
	2011	$9.253	$9.308	44,496
	2012	$9.308	$9.416	42,860
	2013	$9.416	$9.253	42,359
	2014	$9.253	$9.161	41,874
	2015	$9.161	$8.965	41,632

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.770	$10.010	13,535
	2007	$10.010	$10.285	1,471
	2008	$10.285	$10.319	5,892
	2009	$10.319	$10.132	5,705
	2010	$10.132	$9.949	5,701
	2011	$9.949	$9.769	3,392
	2012	$9.769	$9.591	6,847
	2013	$9.591	$9.417	302
	2014	$9.417	$9.246	302
	2015	$9.246	$9.079	301

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.764	$10.982	9,355
	2007	$10.982	$12.855	5,856
	2008	$12.855	$6.594	4,187
	2009	$6.594	$11.061	4,185
	2010	$11.061	$13.838	5,374
	2011	$13.838	$12.640	4,596
	2012	$12.640	$13.909	4,594
	2013	$13.909	$20.535	8,708
	2014	$20.535	$21.258	8,032
	2015	$21.258	$22.610	7,996

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.911	$13.419	35,078
	2007	$13.419	$14.277	30,417
	2008	$14.277	$10.624	27,567
	2009	$10.624	$12.458	24,673
	2010	$12.458	$13.026	23,514
	2011	$13.026	$11.749	20,910
	2012	$11.749	$12.304	19,892
	2013	$12.304	$13.088	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.585	$12.046	1,058
	2007	$12.046	$11.111	1,058
	2008	$11.111	$6.687	1,058
	2009	$6.687	$8.522	1,058
	2010	$8.522	$9.570	1,058
	2011	$9.570	$8.960	1,058
	2012	$8.960	$10.479	0
	2013	$10.479	$13.959	0
	2014	$13.959	$15.175	0
	2015	$15.175	$13.777	0

Putnam VT International Equity Fund - Class IB
	2006	$11.750	$14.734	19,992
	2007	$14.734	$15.674	17,540
	2008	$15.674	$8.625	16,994
	2009	$8.625	$10.553	14,118
	2010	$10.553	$11.400	11,711
	2011	$11.400	$9.297	11,171
	2012	$9.297	$11.127	10,280
	2013	$11.127	$13.991	6,202
	2014	$13.991	$12.805	6,057
	2015	$12.805	$12.589	5,910

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.935	$16.048	8,914
	2007	$16.048	$13.750	5,025
	2008	$13.750	$8.185	4,662
	2009	$8.185	$10.570	3,867
	2010	$10.570	$13.074	5,587
	2011	$13.074	$12.229	5,455
	2012	$12.229	$14.106	3,269
	2013	$14.106	$19.334	3,119
	2014	$19.334	$19.633	2,973
	2015	$19.633	$18.458	2,825

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.618	$8.921	34,030
	2007	$8.921	$9.241	4,470
	2008	$9.241	$5.712	4,373
	2009	$5.712	$9.192	2,441
	2010	$9.192	$10.901	0
	2011	$10.901	$8.792	0
	2012	$8.792	$9.860	0
	2013	$9.860	$13.913	0
	2014	$13.913	$14.987	0
	2015	$14.987	$13.814	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.364	$27.421	3,521
	2007	$27.421	$37.807	3,057
	2008	$37.807	$16.099	2,944
	2009	$16.099	$26.845	2,749
	2010	$26.845	$31.371	2,707
	2011	$31.371	$25.189	2,707
	2012	$25.189	$29.662	2,647
	2013	$29.662	$28.823	2,587
	2014	$28.823	$27.027	2,587
	2015	$27.027	$23.697	2,587

UIF Global Infrastructure - Class II
	2014	$10.000	$18.312	0
	2015	$18.312	$15.482	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.667	$14.334	5,928
	2007	$14.334	$16.125	4,129
	2008	$16.125	$8.766	941
	2009	$8.766	$11.406	3,684
	2010	$11.406	$11.834	155
	2011	$11.834	$11.192	155
	2012	$11.192	$12.508	155
	2013	$12.508	$14.238	154
	2014	$14.238	$14.280	154
	2015	$14.280	$13.123	153

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.244	19,770
	2014	$14.244	$14.263	18,591
	2015	$14.263	$13.089	18,590

UIF Growth Portfolio, Class I
	2006	$10.047	$10.269	2,036
	2007	$10.269	$12.289	300
	2008	$12.289	$6.130	0
	2009	$6.130	$9.964	0
	2010	$9.964	$12.019	0
	2011	$12.019	$11.470	0
	2012	$11.470	$12.880	0
	2013	$12.880	$18.724	0
	2014	$18.724	$19.552	102
	2015	$19.552	$21.545	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.005	$15.025	3,464
	2007	$15.025	$18.093	7,549
	2008	$18.093	$9.456	6,152
	2009	$9.456	$14.636	1,072
	2010	$14.636	$19.013	984
	2011	$19.013	$17.338	903
	2012	$17.338	$18.500	824
	2013	$18.500	$24.971	753
	2014	$24.971	$24.999	736
	2015	$24.999	$23.095	651

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.732	$28.100	5,927
	2007	$28.100	$22.875	3,636
	2008	$22.875	$13.947	2,663
	2009	$13.947	$17.575	2,324
	2010	$17.575	$22.424	2,312
	2011	$22.424	$23.320	1,335
	2012	$23.320	$26.519	1,335
	2013	$26.519	$26.570	345
	2014	$26.570	$33.839	446
	2015	$33.839	$33.944	344

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$11.146	$12.801	3,434,765
	2007	$12.801	$13.176	2,698,684
	2008	$13.176	$7.670	1,987,934
	2009	$7.670	$9.062	1,774,647
	2010	$9.062	$10.035	1,555,509
	2011	$10.035	$10.449	1,271,160
	2012	$10.449	$12.026	1,093,459
	2013	$12.026	$15.889	903,648
	2014	$15.889	$17.047	763,749
	2015	$17.047	$16.974	648,454

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$6.860	$6.651	1,281,664
	2007	$6.651	$7.355	972,840
	2008	$7.355	$4.144	785,593
	2009	$4.144	$5.406	753,621
	2010	$5.406	$6.092	663,782
	2011	$6.092	$6.038	492,400
	2012	$6.038	$6.732	421,187
	2013	$6.732	$8.838	364,148
	2014	$8.838	$9.800	286,688
	2015	$9.800	$10.469	214,354

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$6.359	$6.203	1,454,980
	2007	$6.203	$6.918	1,256,692
	2008	$6.918	$4.087	1,083,676
	2009	$4.087	$5.500	937,718
	2010	$5.500	$5.930	827,739
	2011	$5.930	$5.631	678,410
	2012	$5.631	$6.419	549,957
	2013	$6.419	$8.633	486,341
	2014	$8.633	$9.648	418,971
	2015	$9.648	$10.499	372,238

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.828	$11.625	69,780
	2007	$11.625	$11.721	55,283
	2008	$11.721	$8.816	60,306
	2009	$8.816	$12.350	81,860
	2010	$12.350	$13.731	86,910
	2011	$13.731	$14.095	85,344
	2012	$14.095	$15.989	84,476
	2013	$15.989	$16.925	67,990
	2014	$16.925	$16.610	56,254
	2015	$16.610	$14.818	54,462

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.191	$12.991	713,094
	2007	$12.991	$13.230	843,262
	2008	$13.230	$9.136	666,996
	2009	$9.136	$12.161	678,017
	2010	$12.161	$13.451	569,692
	2011	$13.451	$13.520	491,589
	2012	$13.520	$14.951	435,989
	2013	$14.951	$16.723	385,376
	2014	$16.723	$17.174	372,494
	2015	$17.174	$15.670	388,441

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.865	$13.789	502,147
	2007	$13.789	$14.005	496,997
	2008	$14.005	$8.646	323,061
	2009	$8.646	$10.699	318,176
	2010	$10.699	$11.679	306,157
	2011	$11.679	$11.346	240,326
	2012	$11.346	$12.724	199,760
	2013	$12.724	$16.020	170,394
	2014	$16.020	$16.847	134,534
	2015	$16.847	$15.721	121,427

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.436	$14.827	602,947
	2007	$14.827	$16.803	540,077
	2008	$16.803	$9.835	410,746
	2009	$9.835	$13.230	433,191
	2010	$13.230	$14.080	420,070
	2011	$14.080	$12.352	321,615
	2012	$12.352	$14.336	274,199
	2013	$14.336	$17.306	245,919
	2014	$17.306	$15.098	205,231
	2015	$15.098	$13.859	184,837

Invesco V.I. American Franchise Fund - Series I
	2006	$5.028	$5.077	1,003,582
	2007	$5.077	$5.829	758,126
	2008	$5.829	$2.919	655,030
	2009	$2.919	$4.758	609,678
	2010	$4.758	$5.598	505,870
	2011	$5.598	$5.156	408,958
	2012	$5.156	$5.756	949,896
	2013	$5.756	$7.919	808,270
	2014	$7.919	$8.430	670,274
	2015	$8.430	$8.690	586,986

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.379	$7.434	1,907,902
	2007	$7.434	$8.512	1,560,383
	2008	$8.512	$4.252	1,254,025
	2009	$4.252	$6.913	1,068,985
	2010	$6.913	$8.115	935,838
	2011	$8.115	$7.457	715,437
	2012	$7.457	$8.301	613,976
	2013	$8.301	$11.391	540,986
	2014	$11.391	$12.096	436,232
	2015	$12.096	$12.438	368,690

Invesco V.I. American Value Fund - Series I
	2006	$11.807	$13.991	2,647,402
	2007	$13.991	$14.810	2,093,332
	2008	$14.810	$8.536	1,536,256
	2009	$8.536	$11.664	1,349,041
	2010	$11.664	$13.998	1,158,219
	2011	$13.998	$13.868	915,106
	2012	$13.868	$15.969	742,300
	2013	$15.969	$21.049	605,569
	2014	$21.049	$22.678	501,691
	2015	$22.678	$20.230	425,666

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$6.569	$6.855	1,620,505
	2007	$6.855	$7.537	1,328,800
	2008	$7.537	$4.255	1,042,965
	2009	$4.255	$5.057	985,737
	2010	$5.057	$5.733	879,695
	2011	$5.733	$5.183	729,587
	2012	$5.183	$5.948	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.141	$13.832	4,010,523
	2007	$13.832	$13.261	3,247,626
	2008	$13.261	$8.357	2,517,172
	2009	$8.357	$10.534	2,275,796
	2010	$10.534	$11.964	1,993,232
	2011	$11.964	$11.498	1,565,698
	2012	$11.498	$13.422	1,299,096
	2013	$13.422	$17.874	1,083,604
	2014	$17.874	$19.143	914,559
	2015	$19.143	$17.628	788,602

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.781	940,918
	2007	$10.781	$11.442	757,347
	2008	$11.442	$7.846	556,068
	2009	$7.846	$9.882	500,105
	2010	$9.882	$10.628	444,294
	2011	$10.628	$10.427	373,106
	2012	$10.427	$11.656	318,862
	2013	$11.656	$14.790	266,592
	2014	$14.790	$15.701	226,840
	2015	$15.701	$14.524	200,058

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.918	$11.879	2,484,631
	2007	$11.879	$12.115	2,100,896
	2008	$12.115	$7.557	1,691,107
	2009	$7.557	$9.194	1,540,114
	2010	$9.194	$9.946	1,165,045
	2011	$9.946	$9.758	986,820
	2012	$9.758	$11.339	750,443
	2013	$11.339	$14.555	666,934
	2014	$14.555	$16.080	549,196
	2015	$16.080	$16.072	504,260

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.980	223,866
	2012	$12.980	$14.320	186,340
	2013	$14.320	$17.556	159,294
	2014	$17.556	$18.745	136,653
	2015	$18.745	$17.926	119,685

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.325	484,736
	2012	$9.325	$10.381	410,321
	2013	$10.381	$12.459	348,513
	2014	$12.459	$12.289	300,511
	2015	$12.289	$11.865	268,431

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$11.812	$14.102	1,286,764
	2007	$14.102	$14.778	1,021,614
	2008	$14.778	$8.547	746,029
	2009	$8.547	$9.742	681,802
	2010	$9.742	$10.700	582,598
	2011	$10.700	$11.527	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.377	223,723
	2014	$8.377	$8.354	194,336
	2015	$8.354	$7.924	162,175

Invesco V.I. High Yield Securities Fund - Series II
	2006	$5.499	$5.885	952,543
	2007	$5.885	$6.002	784,200
	2008	$6.002	$4.525	584,219
	2009	$4.525	$6.409	503,699
	2010	$6.409	$6.917	449,958
	2011	$6.917	$6.903	333,717
	2012	$6.903	$8.030	268,184
	2013	$8.030	$8.273	0

Invesco V.I. Income Builder Fund - Series II
	2006	$12.199	$13.648	634,974
	2007	$13.648	$13.781	493,633
	2008	$13.781	$9.951	317,825
	2009	$9.951	$12.200	295,413
	2010	$12.200	$13.431	270,063
	2011	$13.431	$14.275	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.411	$12.462	108,969
	2007	$12.462	$13.401	98,872
	2008	$13.401	$9.403	82,016
	2009	$9.403	$12.019	95,476
	2010	$12.019	$13.464	89,693
	2011	$13.464	$12.375	75,085
	2012	$12.375	$13.478	65,791
	2013	$13.478	$17.044	61,370
	2014	$17.044	$17.473	46,358
	2015	$17.473	$16.462	44,582

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.120	$12.484	177,939
	2007	$12.484	$14.411	151,192
	2008	$14.411	$7.521	130,716
	2009	$7.521	$11.545	129,677
	2010	$11.545	$14.425	117,496
	2011	$14.425	$12.835	98,423
	2012	$12.835	$14.064	76,497
	2013	$14.064	$18.861	71,225
	2014	$18.861	$19.939	62,592
	2015	$19.939	$19.777	58,105

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$8.092	$9.153	3,410,096
	2007	$9.153	$9.434	2,759,344
	2008	$9.434	$5.809	2,229,452
	2009	$5.809	$7.189	2,135,346
	2010	$7.189	$8.087	1,858,049
	2011	$8.087	$8.061	1,475,013
	2012	$8.061	$9.140	1,268,298
	2013	$9.140	$11.804	1,169,108
	2014	$11.804	$13.089	971,692
	2015	$13.089	$12.949	875,990

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$8.449	$9.956	863,444
	2007	$9.956	$11.731	634,995
	2008	$11.731	$7.664	506,869
	2009	$7.664	$8.940	476,903
	2010	$8.940	$9.369	403,616
	2011	$9.369	$10.652	356,022
	2012	$10.652	$12.384	323,203
	2013	$12.384	$14.290	303,610
	2014	$14.290	$15.102	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$8.412	$8.890	1,056,141
	2007	$8.890	$10.417	819,901
	2008	$10.417	$5.215	658,557
	2009	$5.215	$8.655	564,547
	2010	$8.655	$10.683	497,078
	2011	$10.683	$9.691	403,511
	2012	$9.691	$10.618	353,647
	2013	$10.618	$11.257	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$8.441	$10.762	1,250,182
	2007	$10.762	$12.185	952,301
	2008	$12.185	$6.836	729,431
	2009	$6.836	$8.551	613,421
	2010	$8.551	$8.978	558,150
	2011	$8.978	$7.945	464,961
	2012	$7.945	$9.216	402,536
	2013	$9.216	$11.508	349,607
	2014	$11.508	$10.239	256,250
	2015	$10.239	$9.509	212,154

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$7.225	$8.395	397,207
	2007	$8.395	$9.615	333,729
	2008	$9.615	$5.289	270,598
	2009	$5.289	$5.049	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$13.163	$13.613	1,845,122
	2007	$13.613	$14.127	1,607,901
	2008	$14.127	$12.605	1,286,508
	2009	$12.605	$15.133	1,214,838
	2010	$15.133	$16.194	877,020
	2011	$16.194	$16.647	742,403
	2012	$16.647	$18.600	689,988
	2013	$18.600	$18.407	619,532
	2014	$18.407	$19.407	502,930
	2015	$19.407	$18.627	418,562

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.843	$11.074	2,062,909
	2007	$11.074	$11.174	1,845,204
	2008	$11.174	$9.300	1,376,971
	2009	$9.300	$9.637	1,276,044
	2010	$9.637	$9.670	1,181,228
	2011	$9.670	$9.726	945,854
	2012	$9.726	$9.839	868,439
	2013	$9.839	$9.667	731,851
	2014	$9.667	$9.569	632,278
	2015	$9.569	$9.364	558,210

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$10.124	$10.372	1,264,392
	2007	$10.372	$10.656	1,495,033
	2008	$10.656	$10.690	1,839,977
	2009	$10.690	$10.496	1,343,716
	2010	$10.496	$10.305	1,106,617
	2011	$10.305	$10.117	868,176
	2012	$10.117	$9.932	778,470
	2013	$9.932	$9.751	545,423
	2014	$9.751	$9.573	452,127
	2015	$9.573	$9.399	401,119

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$7.947	$8.108	3,309,829
	2007	$8.108	$9.490	2,509,059
	2008	$9.490	$4.867	2,003,923
	2009	$4.867	$8.164	1,797,094
	2010	$8.164	$10.212	1,549,507
	2011	$10.212	$9.327	1,205,653
	2012	$9.327	$10.263	1,028,170
	2013	$10.263	$15.150	1,144,292
	2014	$15.150	$15.682	915,581
	2015	$15.682	$16.678	796,938

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$10.881	$12.258	2,194,919
	2007	$12.258	$13.039	1,742,423
	2008	$13.039	$9.702	1,370,610
	2009	$9.702	$11.376	1,297,611
	2010	$11.376	$11.893	1,206,298
	2011	$11.893	$10.726	929,531
	2012	$10.726	$11.232	793,803
	2013	$11.232	$11.947	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.846	$12.342	679,235
	2007	$12.342	$11.383	543,343
	2008	$11.383	$6.850	406,562
	2009	$6.850	$8.729	386,105
	2010	$8.729	$9.801	342,613
	2011	$9.801	$9.175	330,922
	2012	$9.175	$10.730	288,497
	2013	$10.730	$14.291	248,580
	2014	$14.291	$15.535	208,909
	2015	$15.535	$14.102	195,455

Putnam VT International Equity Fund - Class IB
	2006	$8.975	$11.254	2,358,081
	2007	$11.254	$11.971	2,027,505
	2008	$11.971	$6.586	1,599,510
	2009	$6.586	$8.058	1,389,789
	2010	$8.058	$8.704	1,205,680
	2011	$8.704	$7.097	1,003,587
	2012	$7.097	$8.494	816,928
	2013	$8.494	$10.679	672,689
	2014	$10.679	$9.772	541,609
	2015	$9.772	$9.607	464,226

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.930	$16.041	1,178,909
	2007	$16.041	$13.742	1,007,299
	2008	$13.742	$8.180	792,962
	2009	$8.180	$10.562	710,135
	2010	$10.562	$13.063	614,251
	2011	$13.063	$12.218	490,766
	2012	$12.218	$14.090	367,782
	2013	$14.090	$19.311	298,845
	2014	$19.311	$19.608	245,436
	2015	$19.608	$18.433	204,255

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$5.832	$6.037	1,344,321
	2007	$6.037	$6.252	1,000,204
	2008	$6.252	$3.865	742,190
	2009	$3.865	$6.218	695,994
	2010	$6.218	$7.374	595,784
	2011	$7.374	$5.947	578,705
	2012	$5.947	$6.668	523,630
	2013	$6.668	$9.408	451,318
	2014	$9.408	$10.133	387,946
	2015	$10.133	$9.340	354,791

UIF Emerging Markets Equity Portfolio, Class I
	2006	$12.198	$16.422	892,045
	2007	$16.422	$22.641	678,030
	2008	$22.641	$9.640	539,750
	2009	$9.640	$16.073	518,947
	2010	$16.073	$18.781	482,142
	2011	$18.781	$15.078	410,198
	2012	$15.078	$17.754	361,857
	2013	$17.754	$17.250	305,641
	2014	$17.250	$16.173	245,058
	2015	$16.173	$14.179	209,943

UIF Global Infrastructure - Class II
	2014	$10.000	$16.172	264,678
	2015	$16.172	$13.671	226,732

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$9.180	$11.277	790,770
	2007	$11.277	$12.684	760,910
	2008	$12.684	$6.895	583,594
	2009	$6.895	$8.970	584,996
	2010	$8.970	$9.306	442,854
	2011	$9.306	$8.800	342,339
	2012	$8.800	$9.834	306,627
	2013	$9.834	$11.193	257,045
	2014	$11.193	$11.225	211,752
	2015	$11.225	$10.314	186,184

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.001	650,239
	2014	$13.001	$13.018	547,021
	2015	$13.018	$11.945	493,293

UIF Growth Portfolio, Class I
	2006	$7.228	$7.387	961,796
	2007	$7.387	$8.840	816,717
	2008	$8.840	$4.409	668,372
	2009	$4.409	$7.166	566,804
	2010	$7.166	$8.643	489,052
	2011	$8.643	$8.247	421,600
	2012	$8.247	$9.260	366,149
	2013	$9.260	$13.460	322,828
	2014	$13.460	$14.054	295,305
	2015	$14.054	$15.485	268,882

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$14.000	$15.018	743,358
	2007	$15.018	$18.083	574,097
	2008	$18.083	$9.449	468,048
	2009	$9.449	$14.625	394,341
	2010	$14.625	$18.996	339,626
	2011	$18.996	$17.321	275,836
	2012	$17.321	$18.480	229,981
	2013	$18.480	$24.942	182,265
	2014	$24.942	$24.967	160,862
	2015	$24.967	$23.064	130,682

UIF U.S. Real Estate Portfolio, Class I
	2006	$25.018	$33.905	601,479
	2007	$33.905	$27.599	460,496
	2008	$27.599	$16.825	326,725
	2009	$16.825	$21.199	304,316
	2010	$21.199	$27.047	269,441
	2011	$27.047	$28.124	215,134
	2012	$28.124	$31.979	188,405
	2013	$31.979	$32.037	172,449
	2014	$32.037	$40.798	137,934
	2015	$40.798	$40.920	111,587

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.532	$12.089	5,022
	2007	$12.089	$12.437	2,636
	2008	$12.437	$7.237	0
	2009	$7.237	$8.545	0
	2010	$8.545	$9.458	0
	2011	$9.458	$9.843	0
	2012	$9.843	$11.323	0
	2013	$11.323	$14.953	0
	2014	$14.953	$16.035	0
	2015	$16.035	$15.958	0

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.438	$10.115	604
	2007	$10.115	$11.181	604
	2008	$11.181	$6.297	0
	2009	$6.297	$8.209	0
	2010	$8.209	$9.247	0
	2011	$9.247	$9.161	0
	2012	$9.161	$10.208	0
	2013	$10.208	$13.394	0
	2014	$13.394	$14.846	0
	2015	$14.846	$15.851	0

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.154	$8.924	333
	2007	$8.924	$9.947	333
	2008	$9.947	$5.873	0
	2009	$5.873	$7.901	0
	2010	$7.901	$8.515	0
	2011	$8.515	$8.081	0
	2012	$8.081	$9.207	0
	2013	$9.207	$12.377	0
	2014	$12.377	$13.824	0
	2015	$13.824	$15.037	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.818	$11.609	0
	2007	$11.609	$11.699	0
	2008	$11.699	$8.795	0
	2009	$8.795	$12.314	0
	2010	$12.314	$13.684	0
	2011	$13.684	$14.040	0
	2012	$14.040	$15.919	0
	2013	$15.919	$16.842	0
	2014	$16.842	$16.521	0
	2015	$16.521	$14.731	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.181	$12.973	0
	2007	$12.973	$13.205	0
	2008	$13.205	$9.114	0
	2009	$9.114	$12.126	0
	2010	$12.126	$13.405	0
	2011	$13.405	$13.467	0
	2012	$13.467	$14.885	0
	2013	$14.885	$16.641	0
	2014	$16.641	$17.081	0
	2015	$17.081	$15.578	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.854	$13.769	0
	2007	$13.769	$13.979	0
	2008	$13.979	$8.626	0
	2009	$8.626	$10.668	0
	2010	$10.668	$11.639	0
	2011	$11.639	$11.301	0
	2012	$11.301	$12.668	0
	2013	$12.668	$15.942	0
	2014	$15.942	$16.756	0
	2015	$16.756	$15.629	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.425	$14.806	0
	2007	$14.806	$16.771	0
	2008	$16.771	$9.811	0
	2009	$9.811	$13.192	0
	2010	$13.192	$14.032	0
	2011	$14.032	$12.304	0
	2012	$12.304	$14.273	0
	2013	$14.273	$17.221	0
	2014	$17.221	$15.016	0
	2015	$15.016	$13.777	0

Invesco V.I. American Franchise Fund - Series I
	2006	$8.071	$8.145	0
	2007	$8.145	$9.347	0
	2008	$9.347	$4.678	0
	2009	$4.678	$7.623	0
	2010	$7.623	$8.964	0
	2011	$8.964	$8.252	0
	2012	$8.252	$9.208	0
	2013	$9.208	$12.661	0
	2014	$12.661	$13.471	0
	2015	$13.471	$13.879	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.978	$8.034	1,697
	2007	$8.034	$9.193	1,697
	2008	$9.193	$4.590	0
	2009	$4.590	$7.460	0
	2010	$7.460	$8.751	0
	2011	$8.751	$8.038	0
	2012	$8.038	$8.943	0
	2013	$8.943	$12.267	0
	2014	$12.267	$13.019	0
	2015	$13.019	$13.381	0

Invesco V.I. American Value Fund - Series I
	2006	$11.957	$14.162	655
	2007	$14.162	$14.984	655
	2008	$14.984	$8.631	0
	2009	$8.631	$11.789	0
	2010	$11.789	$14.140	0
	2011	$14.140	$14.002	0
	2012	$14.002	$16.116	0
	2013	$16.116	$21.231	0
	2014	$21.231	$22.863	0
	2015	$22.863	$20.385	0

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.717	$10.135	0
	2007	$10.135	$11.138	0
	2008	$11.138	$6.284	0
	2009	$6.284	$7.466	0
	2010	$7.466	$8.460	0
	2011	$8.460	$7.644	0
	2012	$7.644	$8.771	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.119	$13.799	5,116
	2007	$13.799	$13.223	4,747
	2008	$13.223	$8.329	2,696
	2009	$8.329	$10.494	2,693
	2010	$10.494	$11.912	2,330
	2011	$11.912	$11.442	2,328
	2012	$11.442	$13.351	1,993
	2013	$13.351	$17.770	1,428
	2014	$17.770	$19.022	1,171
	2015	$19.022	$17.508	908

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.778	1,009
	2007	$10.778	$11.432	1,009
	2008	$11.432	$7.836	0
	2009	$7.836	$9.864	0
	2010	$9.864	$10.603	0
	2011	$10.603	$10.397	0
	2012	$10.397	$11.617	0
	2013	$11.617	$14.733	0
	2014	$14.733	$15.633	0
	2015	$15.633	$14.454	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.243	$11.139	3,019
	2007	$11.139	$11.355	2,664
	2008	$11.355	$7.079	1,863
	2009	$7.079	$8.608	0
	2010	$8.608	$9.308	0
	2011	$9.308	$9.128	0
	2012	$9.128	$10.600	0
	2013	$10.600	$13.601	0
	2014	$13.601	$15.018	0
	2015	$15.018	$15.003	0

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.386	0
	2012	$12.386	$13.658	0
	2013	$13.658	$16.736	0
	2014	$16.736	$17.860	0
	2015	$17.860	$17.071	0

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.867	0
	2012	$9.867	$10.980	0
	2013	$10.980	$13.170	0
	2014	$13.170	$12.985	0
	2015	$12.985	$12.530	0

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.537	$14.960	0
	2007	$14.960	$15.670	0
	2008	$15.670	$9.057	0
	2009	$9.057	$10.319	0
	2010	$10.319	$11.328	0
	2011	$11.328	$12.202	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.288	0
	2014	$14.288	$14.241	0
	2015	$14.241	$13.502	0

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.416	$10.072	528
	2007	$10.072	$10.267	528
	2008	$10.267	$7.737	0
	2009	$7.737	$10.952	0
	2010	$10.952	$11.816	0
	2011	$11.816	$11.785	0
	2012	$11.785	$13.703	0
	2013	$13.703	$14.115	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.676	$13.056	0
	2007	$13.056	$13.176	0
	2008	$13.176	$9.509	0
	2009	$9.509	$11.654	0
	2010	$11.654	$12.822	0
	2011	$12.822	$13.627	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.401	$12.444	0
	2007	$12.444	$13.375	0
	2008	$13.375	$9.380	0
	2009	$9.380	$11.984	0
	2010	$11.984	$13.418	0
	2011	$13.418	$12.326	0
	2012	$12.326	$13.419	0
	2013	$13.419	$16.960	0
	2014	$16.960	$17.379	0
	2015	$17.379	$16.365	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.107	$12.465	0
	2007	$12.465	$14.381	0
	2008	$14.381	$7.502	0
	2009	$7.502	$11.510	0
	2010	$11.510	$14.374	0
	2011	$14.374	$12.783	0
	2012	$12.783	$14.000	0
	2013	$14.000	$18.765	0
	2014	$18.765	$19.828	0
	2015	$19.828	$19.658	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.933	$11.230	255
	2007	$11.230	$11.569	255
	2008	$11.569	$7.120	0
	2009	$7.120	$8.807	0
	2010	$8.807	$9.902	0
	2011	$9.902	$9.865	0
	2012	$9.865	$11.181	0
	2013	$11.181	$14.432	0
	2014	$14.432	$15.995	0
	2015	$15.995	$15.816	0

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.532	$11.227	0
	2007	$11.227	$13.222	0
	2008	$13.222	$8.634	0
	2009	$8.634	$10.066	0
	2010	$10.066	$10.543	0
	2011	$10.543	$11.982	0
	2012	$11.982	$13.923	0
	2013	$13.923	$16.058	0
	2014	$16.058	$16.967	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.387	$12.027	0
	2007	$12.027	$14.087	0
	2008	$14.087	$7.049	0
	2009	$7.049	$11.693	0
	2010	$11.693	$14.425	0
	2011	$14.425	$13.079	0
	2012	$13.079	$14.322	0
	2013	$14.322	$15.183	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.886	$13.873	271
	2007	$13.873	$15.699	233
	2008	$15.699	$8.803	196
	2009	$8.803	$11.005	0
	2010	$11.005	$11.550	0
	2011	$11.550	$10.216	0
	2012	$10.216	$11.844	0
	2013	$11.844	$14.782	0
	2014	$14.782	$13.145	0
	2015	$13.145	$12.202	0

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.263	$11.919	197
	2007	$11.919	$13.644	197
	2008	$13.644	$7.502	0
	2009	$7.502	$7.159	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.885	$12.284	3,859
	2007	$12.284	$12.743	3,663
	2008	$12.743	$11.364	1,033
	2009	$11.364	$13.636	0
	2010	$13.636	$14.585	0
	2011	$14.585	$14.985	0
	2012	$14.985	$16.735	0
	2013	$16.735	$16.553	0
	2014	$16.553	$17.443	0
	2015	$17.443	$16.734	0

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.343	$10.557	19,790
	2007	$10.557	$10.647	15,266
	2008	$10.647	$8.857	3,170
	2009	$8.857	$9.173	1,428
	2010	$9.173	$9.201	1,341
	2011	$9.201	$9.249	1,340
	2012	$9.249	$9.351	1,260
	2013	$9.351	$9.184	1,125
	2014	$9.184	$9.087	1,063
	2015	$9.087	$8.887	1,000

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.743	$9.977	1,249
	2007	$9.977	$10.245	6,797
	2008	$10.245	$10.273	6,331
	2009	$10.273	$10.081	2,640
	2010	$10.081	$9.892	2,516
	2011	$9.892	$9.707	473
	2012	$9.707	$9.525	361
	2013	$9.525	$9.347	173
	2014	$9.347	$9.172	87
	2015	$9.172	$9.000	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.734	$10.946	1,338
	2007	$10.946	$12.804	1,338
	2008	$12.804	$6.564	0
	2009	$6.564	$11.004	0
	2010	$11.004	$13.759	0
	2011	$13.759	$12.560	0
	2012	$12.560	$13.813	0
	2013	$13.813	$20.381	0
	2014	$20.381	$21.086	0
	2015	$21.086	$22.414	0

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.879	$13.375	2,995
	2007	$13.375	$14.221	2,995
	2008	$14.221	$10.576	1,102
	2009	$10.576	$12.394	1,101
	2010	$12.394	$12.951	1,101
	2011	$12.951	$11.675	1,101
	2012	$11.675	$12.219	1,101
	2013	$12.219	$12.995	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.556	$12.006	3,504
	2007	$12.006	$11.068	1,115
	2008	$11.068	$6.657	0
	2009	$6.657	$8.479	0
	2010	$8.479	$9.515	0
	2011	$9.515	$8.903	0
	2012	$8.903	$10.407	0
	2013	$10.407	$13.854	0
	2014	$13.854	$15.053	0
	2015	$15.053	$13.657	0

Putnam VT International Equity Fund - Class IB
	2006	$11.718	$14.685	0
	2007	$14.685	$15.613	0
	2008	$15.613	$8.586	0
	2009	$8.586	$10.499	0
	2010	$10.499	$11.335	0
	2011	$11.335	$9.238	0
	2012	$9.238	$11.050	0
	2013	$11.050	$13.886	0
	2014	$13.886	$12.701	0
	2015	$12.701	$12.480	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.904	$16.003	0
	2007	$16.003	$13.703	0
	2008	$13.703	$8.153	0
	2009	$8.153	$10.522	0
	2010	$10.522	$13.006	0
	2011	$13.006	$12.159	0
	2012	$12.159	$14.015	0
	2013	$14.015	$19.199	0
	2014	$19.199	$19.484	0
	2015	$19.484	$18.307	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.594	$8.891	0
	2007	$8.891	$9.204	0
	2008	$9.204	$5.687	0
	2009	$5.687	$9.145	0
	2010	$9.145	$10.839	0
	2011	$10.839	$8.737	0
	2012	$8.737	$9.792	0
	2013	$9.792	$13.809	0
	2014	$13.809	$14.866	0
	2015	$14.866	$13.694	0

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.309	$27.330	0
	2007	$27.330	$37.659	0
	2008	$37.659	$16.027	0
	2009	$16.027	$26.708	0
	2010	$26.708	$31.192	0
	2011	$31.192	$25.030	0
	2012	$25.030	$29.457	0
	2013	$29.457	$28.607	0
	2014	$28.607	$26.808	0
	2015	$26.808	$23.491	0

UIF Global Infrastructure - Class II
	2014	$10.000	$18.164	0
	2015	$18.164	$15.347	0

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.636	$14.287	1,186
	2007	$14.287	$16.062	1,186
	2008	$16.062	$8.726	1,034
	2009	$8.726	$11.347	1,033
	2010	$11.347	$11.767	1,033
	2011	$11.767	$11.121	1,033
	2012	$11.121	$12.422	1,033
	2013	$12.422	$14.132	1,033
	2014	$14.132	$14.165	1,033
	2015	$14.165	$13.009	1,033

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.137	1,101
	2014	$14.137	$14.148	1,101
	2015	$14.148	$12.975	1,101

UIF Growth Portfolio, Class I
	2006	$10.020	$10.235	0
	2007	$10.235	$12.241	0
	2008	$12.241	$6.103	0
	2009	$6.103	$9.913	0
	2010	$9.913	$11.951	0
	2011	$11.951	$11.398	0
	2012	$11.398	$12.791	0
	2013	$12.791	$18.583	0
	2014	$18.583	$19.393	0
	2015	$19.393	$21.357	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.974	$14.983	297
	2007	$14.983	$18.032	297
	2008	$18.032	$9.418	0
	2009	$9.418	$14.569	0
	2010	$14.569	$18.914	0
	2011	$18.914	$17.237	0
	2012	$17.237	$18.382	0
	2013	$18.382	$24.797	0
	2014	$24.797	$24.809	0
	2015	$24.809	$22.907	0

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.676	$28.007	452
	2007	$28.007	$22.786	452
	2008	$22.786	$13.884	350
	2009	$13.884	$17.485	349
	2010	$17.485	$22.296	349
	2011	$22.296	$23.173	349
	2012	$23.173	$26.336	349
	2013	$26.336	$26.371	349
	2014	$26.371	$33.566	349
	2015	$33.566	$33.649	349

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION

Mortality & Expense = 1.84

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.513	$12.063	91,430
	2007	$12.063	$12.404	69,190
	2008	$12.404	$7.215	45,551
	2009	$7.215	$8.516	43,368
	2010	$8.516	$9.422	41,665
	2011	$9.422	$9.802	41,184
	2012	$9.802	$11.271	39,106
	2013	$11.271	$14.879	36,036
	2014	$14.879	$15.949	33,097
	2015	$15.949	$15.865	31,305

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.419	$10.093	3,061
	2007	$10.093	$11.151	3,039
	2008	$11.151	$6.278	2,352
	2009	$6.278	$8.181	2,333
	2010	$8.181	$9.211	2,292
	2011	$9.211	$9.122	2,272
	2012	$9.122	$10.161	2,255
	2013	$10.161	$13.327	2,236
	2014	$13.327	$14.766	2,219
	2015	$14.766	$15.760	2,182

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.137	$8.905	7,843
	2007	$8.905	$9.921	10,978
	2008	$9.921	$5.856	10,364
	2009	$5.856	$7.874	19,267
	2010	$7.874	$8.482	17,889
	2011	$8.482	$8.047	17,709
	2012	$8.047	$9.165	17,302
	2013	$9.165	$12.315	16,220
	2014	$12.315	$13.750	13,896
	2015	$13.750	$14.949	13,833

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.811	$11.597	2,175
	2007	$11.597	$11.682	0
	2008	$11.682	$8.778	0
	2009	$8.778	$12.286	0
	2010	$12.286	$13.648	0
	2011	$13.648	$13.997	0
	2012	$13.997	$15.863	0
	2013	$15.863	$16.776	0
	2014	$16.776	$16.450	0
	2015	$16.450	$14.662	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.174	$12.959	19,158
	2007	$12.959	$13.186	19,103
	2008	$13.186	$9.097	17,811
	2009	$9.097	$12.098	17,811
	2010	$12.098	$13.370	8,261
	2011	$13.370	$13.426	15,263
	2012	$13.426	$14.833	14,529
	2013	$14.833	$16.577	6,615
	2014	$16.577	$17.009	6,144
	2015	$17.009	$15.505	5,495

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.846	$13.754	19,320
	2007	$13.754	$13.958	19,264
	2008	$13.958	$8.610	19,206
	2009	$8.610	$10.644	19,205
	2010	$10.644	$11.608	831
	2011	$11.608	$11.267	780
	2012	$11.267	$12.624	731
	2013	$12.624	$15.880	686
	2014	$15.880	$16.684	639
	2015	$16.684	$15.556	588

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.416	$14.790	0
	2007	$14.790	$16.746	623
	2008	$16.746	$9.792	623
	2009	$9.792	$13.162	623
	2010	$13.162	$13.994	4,160
	2011	$13.994	$12.266	3,204
	2012	$12.266	$14.223	2,897
	2013	$14.223	$17.155	2,897
	2014	$17.155	$14.952	2,897
	2015	$14.952	$13.712	2,271

Invesco V.I. American Franchise Fund - Series I
	2006	$8.056	$8.127	0
	2007	$8.127	$9.322	0
	2008	$9.322	$4.664	0
	2009	$4.664	$7.597	0
	2010	$7.597	$8.929	0
	2011	$8.929	$8.217	0
	2012	$8.217	$9.166	8,242
	2013	$9.166	$12.598	8,124
	2014	$12.598	$13.398	8,018
	2015	$13.398	$13.799	7,836

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.963	$8.016	27,257
	2007	$8.016	$9.169	23,103
	2008	$9.169	$4.576	19,053
	2009	$4.576	$7.434	16,293
	2010	$7.434	$8.718	15,084
	2011	$8.718	$8.004	14,397
	2012	$8.004	$8.902	12,803
	2013	$8.902	$12.206	11,774
	2014	$12.206	$12.949	10,887
	2015	$12.949	$13.303	9,069

Invesco V.I. American Value Fund - Series I
	2006	$11.936	$14.130	59,778
	2007	$14.130	$14.944	39,160
	2008	$14.944	$8.605	30,624
	2009	$8.605	$11.749	28,721
	2010	$11.749	$14.086	25,773
	2011	$14.086	$13.943	24,830
	2012	$13.943	$16.042	23,642
	2013	$16.042	$21.125	21,931
	2014	$21.125	$22.739	22,027
	2015	$22.739	$20.267	21,267

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.699	$10.112	10,581
	2007	$10.112	$11.109	10,277
	2008	$11.109	$6.265	9,737
	2009	$6.265	$7.440	9,521
	2010	$7.440	$8.428	9,474
	2011	$8.428	$7.612	9,417
	2012	$7.612	$8.733	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.101	$13.774	62,749
	2007	$13.774	$13.193	49,093
	2008	$13.193	$8.307	36,883
	2009	$8.307	$10.461	34,881
	2010	$10.461	$11.871	32,521
	2011	$11.871	$11.398	28,669
	2012	$11.398	$13.294	27,354
	2013	$13.294	$17.687	26,802
	2014	$17.687	$18.926	25,207
	2015	$18.926	$17.413	24,130

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.775	16,794
	2007	$10.775	$11.424	15,580
	2008	$11.424	$7.827	8,598
	2009	$7.827	$9.849	7,993
	2010	$9.849	$10.583	7,990
	2011	$10.583	$10.374	7,988
	2012	$10.374	$11.586	6,937
	2013	$11.586	$14.688	6,899
	2014	$14.688	$15.579	3,839
	2015	$15.579	$14.398	2,605

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.225	$11.115	82,523
	2007	$11.115	$11.325	43,213
	2008	$11.325	$7.058	20,643
	2009	$7.058	$8.579	20,274
	2010	$8.579	$9.273	20,062
	2011	$9.273	$9.089	19,933
	2012	$9.089	$10.552	19,446
	2013	$10.552	$13.533	16,657
	2014	$13.533	$14.937	13,418
	2015	$14.937	$14.916	12,733

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.334	9,001
	2012	$12.334	$13.595	8,999
	2013	$13.595	$16.652	8,997
	2014	$16.652	$17.764	8,995
	2015	$17.764	$16.972	8,762

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.826	12,462
	2012	$9.826	$10.929	11,702
	2013	$10.929	$13.104	11,693
	2014	$13.104	$12.915	11,689
	2015	$12.915	$12.458	10,719

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.515	$14.927	49,540
	2007	$14.927	$15.629	22,555
	2008	$15.629	$9.030	8,464
	2009	$9.030	$10.284	8,452
	2010	$10.284	$11.285	12,889
	2011	$11.285	$12.154	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.216	5,933
	2014	$14.216	$14.164	5,933
	2015	$14.164	$13.424	5,619

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.399	$10.050	47,116
	2007	$10.050	$10.240	43,647
	2008	$10.240	$7.713	40,294
	2009	$7.713	$10.915	40,294
	2010	$10.915	$11.771	7,152
	2011	$11.771	$11.736	6,147
	2012	$11.736	$13.640	5,933
	2013	$13.640	$14.048	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.655	$13.027	17,041
	2007	$13.027	$13.142	14,658
	2008	$13.142	$9.481	9,090
	2009	$9.481	$11.614	9,028
	2010	$11.614	$12.773	9,005
	2011	$12.773	$13.573	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.393	$12.431	0
	2007	$12.431	$13.355	0
	2008	$13.355	$9.362	0
	2009	$9.362	$11.957	0
	2010	$11.957	$13.382	0
	2011	$13.382	$12.288	0
	2012	$12.288	$13.372	0
	2013	$13.372	$16.894	0
	2014	$16.894	$17.304	0
	2015	$17.304	$16.288	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.099	$12.451	0
	2007	$12.451	$14.360	0
	2008	$14.360	$7.488	0
	2009	$7.488	$11.484	0
	2010	$11.484	$14.335	0
	2011	$14.335	$12.744	0
	2012	$12.744	$13.952	0
	2013	$13.952	$18.693	0
	2014	$18.693	$19.744	0
	2015	$19.744	$19.566	0

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.915	$11.205	79,041
	2007	$11.205	$11.538	40,921
	2008	$11.538	$7.099	12,517
	2009	$7.099	$8.777	11,395
	2010	$8.777	$9.864	10,918
	2011	$9.864	$9.824	6,880
	2012	$9.824	$11.129	5,709
	2013	$11.129	$14.360	5,607
	2014	$14.360	$15.909	3,831
	2015	$15.909	$15.724	2,568

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.515	$11.202	28,546
	2007	$11.202	$13.187	7,776
	2008	$13.187	$8.608	1,857
	2009	$8.608	$10.032	1,854
	2010	$10.032	$10.503	3,573
	2011	$10.503	$11.931	3,335
	2012	$11.931	$13.859	2,612
	2013	$13.859	$15.978	2,556
	2014	$15.978	$16.880	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.367	$12.001	2,335
	2007	$12.001	$14.050	2,108
	2008	$14.050	$7.028	1,085
	2009	$7.028	$11.653	983
	2010	$11.653	$14.370	2,397
	2011	$14.370	$13.024	2,254
	2012	$13.024	$14.257	2,123
	2013	$14.257	$15.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.866	$13.842	13,864
	2007	$13.842	$15.658	13,315
	2008	$15.658	$8.777	10,196
	2009	$8.777	$10.968	9,591
	2010	$10.968	$11.506	7,134
	2011	$11.506	$10.173	6,870
	2012	$10.173	$11.789	6,499
	2013	$11.789	$14.708	6,312
	2014	$14.708	$13.074	1,392
	2015	$13.074	$12.131	1,384

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.245	$11.892	570
	2007	$11.892	$13.608	449
	2008	$13.608	$7.479	322
	2009	$7.479	$7.137	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.863	$12.257	75,551
	2007	$12.257	$12.709	42,110
	2008	$12.709	$11.329	23,514
	2009	$11.329	$13.589	21,770
	2010	$13.589	$14.529	18,449
	2011	$14.529	$14.922	17,650
	2012	$14.922	$16.658	16,509
	2013	$16.658	$16.470	15,796
	2014	$16.470	$17.349	12,402
	2015	$17.349	$16.637	11,263

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.324	$10.534	38,202
	2007	$10.534	$10.619	34,164
	2008	$10.619	$8.830	30,966
	2009	$8.830	$9.142	38,498
	2010	$9.142	$9.166	20,856
	2011	$9.166	$9.210	19,049
	2012	$9.210	$9.308	18,917
	2013	$9.308	$9.138	18,801
	2014	$9.138	$9.038	10,374
	2015	$9.038	$8.836	10,090

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.726	$9.955	35,867
	2007	$9.955	$10.218	18,276
	2008	$10.218	$10.242	15,520
	2009	$10.242	$10.046	8,014
	2010	$10.046	$9.854	7,944
	2011	$9.854	$9.666	7,909
	2012	$9.666	$9.481	7,877
	2013	$9.481	$9.300	20,615
	2014	$9.300	$9.122	20,427
	2015	$9.122	$8.948	13,721

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.715	$10.921	18,438
	2007	$10.921	$12.771	18,330
	2008	$12.771	$6.545	13,225
	2009	$6.545	$10.967	12,876
	2010	$10.967	$13.707	14,160
	2011	$13.707	$12.507	11,477
	2012	$12.507	$13.750	11,077
	2013	$13.750	$20.279	11,426
	2014	$20.279	$20.972	6,717
	2015	$20.972	$22.284	8,453

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.857	$13.345	14,754
	2007	$13.345	$14.184	10,361
	2008	$14.184	$10.544	8,949
	2009	$10.544	$12.352	8,589
	2010	$12.352	$12.902	8,379
	2011	$12.902	$11.626	8,246
	2012	$11.626	$12.163	8,008
	2013	$12.163	$12.933	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.537	$11.980	13,071
	2007	$11.980	$11.039	12,993
	2008	$11.039	$6.637	5,971
	2009	$6.637	$8.450	6,160
	2010	$8.450	$9.479	6,158
	2011	$9.479	$8.866	6,157
	2012	$8.866	$10.359	6,156
	2013	$10.359	$13.785	6,155
	2014	$13.785	$14.971	6,155
	2015	$14.971	$13.578	6,155

Putnam VT International Equity Fund - Class IB
	2006	$11.697	$14.653	12,231
	2007	$14.653	$15.572	12,845
	2008	$15.572	$8.560	11,055
	2009	$8.560	$10.463	9,781
	2010	$10.463	$11.292	8,785
	2011	$11.292	$9.199	8,149
	2012	$9.199	$11.000	8,139
	2013	$11.000	$13.817	8,130
	2014	$13.817	$12.633	6,050
	2015	$12.633	$12.407	5,983

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.884	$15.973	22,510
	2007	$15.973	$13.672	20,944
	2008	$13.672	$8.131	19,669
	2009	$8.131	$10.489	19,607
	2010	$10.489	$12.961	18,942
	2011	$12.961	$12.112	17,999
	2012	$12.112	$13.956	17,320
	2013	$13.956	$19.109	16,925
	2014	$19.109	$19.386	16,392
	2015	$19.386	$18.207	15,813

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.579	$8.871	8,772
	2007	$8.871	$9.180	5,640
	2008	$9.180	$5.669	3,761
	2009	$5.669	$9.114	3,364
	2010	$9.114	$10.798	3,122
	2011	$10.798	$8.700	2,953
	2012	$8.700	$9.747	2,805
	2013	$9.747	$13.740	2,689
	2014	$13.740	$14.786	798
	2015	$14.786	$13.615	783

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.272	$27.270	254
	2007	$27.270	$37.561	243
	2008	$37.561	$15.978	218
	2009	$15.978	$26.617	208
	2010	$26.617	$31.073	816
	2011	$31.073	$24.925	746
	2012	$24.925	$29.322	682
	2013	$29.322	$28.464	674
	2014	$28.464	$26.663	666
	2015	$26.663	$23.355	545

UIF Global Infrastructure - Class II
	2014	$10.000	$18.066	2,498
	2015	$18.066	$15.258	2,105

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.615	$14.255	17,633
	2007	$14.255	$16.020	15,966
	2008	$16.020	$8.700	14,869
	2009	$8.700	$11.309	6,931
	2010	$11.309	$11.722	6,924
	2011	$11.722	$11.074	6,897
	2012	$11.074	$12.365	6,541
	2013	$12.365	$14.061	6,468
	2014	$14.061	$14.088	6,205
	2015	$14.088	$12.934	6,019

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$14.066	7,906
	2014	$14.066	$14.071	6,082
	2015	$14.071	$12.900	6,082

UIF Growth Portfolio, Class I
	2006	$10.001	$10.213	10,055
	2007	$10.213	$12.209	3,584
	2008	$12.209	$6.084	3,232
	2009	$6.084	$9.879	3,062
	2010	$9.879	$11.905	1,992
	2011	$11.905	$11.350	1,821
	2012	$11.350	$12.732	1,662
	2013	$12.732	$18.490	1,650
	2014	$18.490	$19.289	1,463
	2015	$19.289	$21.234	1,077

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.953	$14.955	15,502
	2007	$14.955	$17.991	11,747
	2008	$17.991	$9.393	11,924
	2009	$9.393	$14.524	3,179
	2010	$14.524	$18.849	3,088
	2011	$18.849	$17.171	485
	2012	$17.171	$18.304	482
	2013	$18.304	$24.682	476
	2014	$24.682	$24.684	299
	2015	$24.684	$22.782	286

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.638	$27.945	40,550
	2007	$27.945	$22.726	17,910
	2008	$22.726	$13.842	10,626
	2009	$13.842	$17.425	9,277
	2010	$17.425	$22.211	3,982
	2011	$22.211	$23.075	3,662
	2012	$23.075	$26.215	3,387
	2013	$26.215	$26.239	3,240
	2014	$26.239	$33.384	2,046
	2015	$33.384	$33.454	1,844

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.484	$12.023	376,318
	2007	$12.023	$12.356	316,359
	2008	$12.356	$7.182	265,093
	2009	$7.182	$8.473	219,511
	2010	$8.473	$9.368	180,695
	2011	$9.368	$9.740	148,015
	2012	$9.740	$11.193	137,670
	2013	$11.193	$14.767	96,182
	2014	$14.767	$15.820	90,234
	2015	$15.820	$15.728	81,995

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.484	$12.023	376,318
	2007	$10.059	$11.108	59,178
	2008	$11.108	$6.250	43,025
	2009	$6.250	$8.139	71,030
	2010	$8.139	$9.159	56,564
	2011	$9.159	$9.065	44,738
	2012	$9.065	$10.091	39,889
	2013	$10.091	$13.228	34,247
	2014	$13.228	$14.647	30,810
	2015	$14.647	$15.623	25,634

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.112	$8.875	114,135
	2007	$8.875	$9.883	93,508
	2008	$9.883	$5.829	81,819
	2009	$5.829	$7.834	55,666
	2010	$7.834	$8.434	50,934
	2011	$8.434	$7.997	36,816
	2012	$7.997	$9.102	27,320
	2013	$9.102	$12.222	24,020
	2014	$12.222	$13.639	20,890
	2015	$13.639	$14.820	16,505

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.801	$11.579	5,368
	2007	$11.579	$11.657	2,744
	2008	$11.657	$8.755	3,022
	2009	$8.755	$12.246	5,821
	2010	$12.246	$13.595	12,894
	2011	$13.595	$13.934	10,376
	2012	$13.934	$15.783	10,839
	2013	$15.783	$16.681	4,755
	2014	$16.681	$16.347	4,791
	2015	$16.347	$14.561	4,506

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.163	$12.939	50,178
	2007	$12.939	$13.158	78,766
	2008	$13.158	$9.072	62,172
	2009	$9.072	$12.058	103,677
	2010	$12.058	$13.317	104,570
	2011	$13.317	$13.365	79,414
	2012	$13.365	$14.757	36,736
	2013	$14.757	$16.482	24,638
	2014	$16.482	$16.901	22,984
	2015	$16.901	$15.398	26,136

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.835	$13.733	35,121
	2007	$13.733	$13.928	37,994
	2008	$13.928	$8.586	29,988
	2009	$8.586	$10.608	31,791
	2010	$10.608	$11.562	30,579
	2011	$11.562	$11.216	31,949
	2012	$11.216	$12.559	27,783
	2013	$12.559	$15.789	24,977
	2014	$15.789	$16.579	22,853
	2015	$16.579	$15.448	22,884

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.405	$14.767	40,216
	2007	$14.767	$16.711	44,245
	2008	$16.711	$9.765	25,777
	2009	$9.765	$13.118	32,594
	2010	$13.118	$13.939	30,150
	2011	$13.939	$12.211	26,898
	2012	$12.211	$14.150	22,617
	2013	$14.150	$17.056	20,962
	2014	$17.056	$14.857	18,746
	2015	$14.857	$13.618	20,377

Invesco V.I. American Franchise Fund - Series I
	2006	$8.034	$8.100	52,238
	2007	$8.100	$9.286	44,429
	2008	$9.286	$4.643	42,681
	2009	$4.643	$7.558	37,809
	2010	$7.558	$8.878	17,998
	2011	$8.878	$8.165	14,319
	2012	$8.165	$9.102	72,126
	2013	$9.102	$12.503	65,094
	2014	$12.503	$13.290	59,362
	2015	$13.290	$13.679	55,425

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.942	$7.989	228,453
	2007	$7.989	$9.133	194,148
	2008	$9.133	$4.555	168,257
	2009	$4.555	$7.396	130,459
	2010	$7.396	$8.668	117,452
	2011	$8.668	$7.954	102,417
	2012	$7.954	$8.841	94,178
	2013	$8.841	$12.114	77,356
	2014	$12.114	$12.844	74,379
	2015	$12.844	$13.188	69,297

Invesco V.I. American Value Fund - Series I
	2006	$11.903	$14.083	313,313
	2007	$14.083	$14.886	256,562
	2008	$14.886	$8.566	199,187
	2009	$8.566	$11.689	170,478
	2010	$11.689	$14.006	151,060
	2011	$14.006	$13.856	118,362
	2012	$13.856	$15.931	96,720
	2013	$15.931	$20.966	82,871
	2014	$20.966	$22.555	75,704
	2015	$22.555	$20.091	74,255

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.673	$10.079	173,575
	2007	$10.079	$11.065	152,860
	2008	$11.065	$6.237	109,296
	2009	$6.237	$7.402	97,866
	2010	$7.402	$8.379	82,857
	2011	$8.379	$7.564	70,037
	2012	$7.564	$8.676	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.074	$13.735	468,737
	2007	$13.735	$13.148	387,824
	2008	$13.148	$8.273	326,791
	2009	$8.273	$10.413	302,271
	2010	$10.413	$11.809	230,510
	2011	$11.809	$11.332	192,669
	2012	$11.332	$13.209	146,607
	2013	$13.209	$17.564	118,946
	2014	$17.564	$18.783	108,319
	2015	$18.783	$17.270	94,410

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.771	103,731
	2007	$10.771	$11.413	92,646
	2008	$11.413	$7.815	73,163
	2009	$7.815	$9.828	49,461
	2010	$9.828	$10.554	41,197
	2011	$10.554	$10.338	33,540
	2012	$10.338	$11.540	30,623
	2013	$11.540	$14.620	31,750
	2014	$14.620	$15.498	27,423
	2015	$15.498	$14.315	22,338

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.197	$11.078	293,661
	2007	$11.078	$11.281	243,358
	2008	$11.281	$7.026	209,702
	2009	$7.026	$8.535	176,627
	2010	$8.535	$9.220	124,662
	2011	$9.220	$9.032	113,113
	2012	$9.032	$10.479	88,412
	2013	$10.479	$13.432	79,021
	2014	$13.432	$14.816	76,344
	2015	$14.816	$14.786	68,541

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.256	23,954
	2012	$12.256	$13.501	18,992
	2013	$13.501	$16.527	13,619
	2014	$16.527	$17.620	12,726
	2015	$17.620	$16.825	11,955

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.764	70,732
	2012	$9.764	$10.854	65,145
	2013	$10.854	$13.006	55,889
	2014	$13.006	$12.810	53,367
	2015	$12.810	$12.350	47,153

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.481	$14.877	161,349
	2007	$14.877	$15.568	140,595
	2008	$15.568	$8.989	112,685
	2009	$8.989	$10.231	112,510
	2010	$10.231	$11.221	83,482
	2011	$11.221	$12.082	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.110	31,162
	2014	$14.110	$14.049	31,254
	2015	$14.049	$13.307	11,256

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.374	$10.016	61,593
	2007	$10.016	$10.200	61,063
	2008	$10.200	$7.679	46,635
	2009	$7.679	$10.859	31,017
	2010	$10.859	$11.703	33,056
	2011	$11.703	$11.662	15,149
	2012	$11.662	$13.546	13,919
	2013	$13.546	$13.949	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.623	$12.984	50,458
	2007	$12.984	$13.090	46,422
	2008	$13.090	$9.438	39,067
	2009	$9.438	$11.555	33,967
	2010	$11.555	$12.701	27,810
	2011	$12.701	$13.493	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.382	$12.412	8,815
	2007	$12.412	$13.326	9,413
	2008	$13.326	$9.337	4,005
	2009	$9.337	$11.917	7,917
	2010	$11.917	$13.330	9,309
	2011	$13.330	$12.233	9,654
	2012	$12.233	$13.304	8,925
	2013	$13.304	$16.798	7,426
	2014	$16.798	$17.195	6,961
	2015	$17.195	$16.176	6,742

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.433	32,761
	2007	$12.433	$14.330	30,762
	2008	$14.330	$7.467	25,008
	2009	$7.467	$11.446	28,853
	2010	$11.446	$14.279	24,837
	2011	$14.279	$12.687	23,695
	2012	$12.687	$13.881	12,002
	2013	$13.881	$18.586	10,613
	2014	$18.586	$19.619	10,150
	2015	$19.619	$19.431	11,237

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.888	$11.168	304,202
	2007	$11.168	$11.493	244,785
	2008	$11.493	$7.067	206,916
	2009	$7.067	$8.732	227,961
	2010	$8.732	$9.808	191,650
	2011	$9.808	$9.762	125,335
	2012	$9.762	$11.052	113,843
	2013	$11.052	$14.252	107,380
	2014	$14.252	$15.780	93,033
	2015	$15.780	$15.588	80,890

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.489	$11.165	64,213
	2007	$11.165	$13.136	53,589
	2008	$13.136	$8.569	42,092
	2009	$8.569	$9.981	44,954
	2010	$9.981	$10.443	42,122
	2011	$10.443	$11.856	30,094
	2012	$11.856	$13.764	20,723
	2013	$13.764	$15.858	15,193
	2014	$15.858	$16.750	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.336	$11.961	68,547
	2007	$11.961	$13.995	49,852
	2008	$13.995	$6.996	54,792
	2009	$6.996	$11.593	52,502
	2010	$11.593	$14.288	50,679
	2011	$14.288	$12.942	36,717
	2012	$12.942	$14.158	31,806
	2013	$14.158	$15.004	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.836	$13.796	161,459
	2007	$13.796	$15.596	143,989
	2008	$15.596	$8.737	126,101
	2009	$8.737	$10.912	102,204
	2010	$10.912	$11.440	81,507
	2011	$11.440	$10.109	70,579
	2012	$10.109	$11.708	65,471
	2013	$11.708	$14.598	42,024
	2014	$14.598	$12.969	43,693
	2015	$12.969	$12.026	36,652

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.217	$11.853	45,731
	2007	$11.853	$13.555	42,782
	2008	$13.555	$7.446	35,058
	2009	$7.446	$7.103	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.831	$12.217	170,422
	2007	$12.217	$12.660	148,168
	2008	$12.660	$11.278	99,535
	2009	$11.278	$13.520	107,824
	2010	$13.520	$14.446	96,203
	2011	$14.446	$14.828	72,854
	2012	$14.828	$16.543	67,114
	2013	$16.543	$16.347	55,960
	2014	$16.347	$17.209	53,960
	2015	$17.209	$16.493	47,010

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.296	$10.499	224,364
	2007	$10.499	$10.578	184,204
	2008	$10.578	$8.791	121,824
	2009	$8.791	$9.095	120,481
	2010	$9.095	$9.113	109,322
	2011	$9.113	$9.152	95,285
	2012	$9.152	$9.244	87,634
	2013	$9.244	$9.070	79,330
	2014	$9.070	$8.964	79,719
	2015	$8.964	$8.759	75,638

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.699	$9.922	98,057
	2007	$9.922	$10.178	98,564
	2008	$10.178	$10.195	212,875
	2009	$10.195	$9.995	123,533
	2010	$9.995	$9.798	98,460
	2011	$9.798	$9.605	88,744
	2012	$9.605	$9.416	97,215
	2013	$9.416	$9.230	94,598
	2014	$9.230	$9.048	86,152
	2015	$9.048	$8.870	85,002

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.686	$10.885	324,226
	2007	$10.885	$12.721	265,665
	2008	$12.721	$6.515	239,880
	2009	$6.515	$10.911	185,316
	2010	$10.911	$13.628	164,878
	2011	$13.628	$12.428	136,188
	2012	$12.428	$13.655	108,201
	2013	$13.655	$20.127	103,847
	2014	$20.127	$20.802	92,061
	2015	$20.802	$22.090	84,695

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.825	$13.301	163,323
	2007	$13.301	$14.128	138,684
	2008	$14.128	$10.497	122,578
	2009	$10.497	$12.289	121,079
	2010	$12.289	$12.828	106,441
	2011	$12.828	$11.553	96,812
	2012	$11.553	$12.079	77,779
	2013	$12.079	$12.842	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.508	$11.940	51,131
	2007	$11.940	$10.996	43,364
	2008	$10.996	$6.607	39,230
	2009	$6.607	$8.407	27,192
	2010	$8.407	$9.425	23,765
	2011	$9.425	$8.810	13,818
	2012	$8.810	$10.288	11,793
	2013	$10.288	$13.682	10,852
	2014	$13.682	$14.850	9,061
	2015	$14.850	$13.460	10,056

Putnam VT International Equity Fund - Class IB
	2006	$11.665	$14.604	191,447
	2007	$14.604	$15.511	171,382
	2008	$15.511	$8.521	139,346
	2009	$8.521	$10.410	111,869
	2010	$10.410	$11.227	91,156
	2011	$11.227	$9.141	80,188
	2012	$9.141	$10.924	66,467
	2013	$10.924	$13.713	50,595
	2014	$13.713	$12.530	46,834
	2015	$12.530	$12.300	39,817

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.854	$15.929	118,421
	2007	$15.929	$13.626	109,059
	2008	$13.626	$8.098	89,724
	2009	$8.098	$10.441	82,054
	2010	$10.441	$12.894	74,391
	2011	$12.894	$12.042	62,647
	2012	$12.042	$13.867	54,738
	2013	$13.867	$18.976	53,706
	2014	$18.976	$19.239	50,002
	2015	$19.239	$18.058	47,033

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.555	$8.842	104,720
	2007	$8.842	$9.144	88,685
	2008	$9.144	$5.644	78,389
	2009	$5.644	$9.067	69,699
	2010	$9.067	$10.736	61,979
	2011	$10.736	$8.645	55,173
	2012	$8.645	$9.679	36,802
	2013	$9.679	$13.637	31,170
	2014	$13.637	$14.666	29,243
	2015	$14.666	$13.497	27,021

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.217	$27.179	65,468
	2007	$27.179	$37.414	53,560
	2008	$37.414	$15.906	35,101
	2009	$15.906	$26.481	34,789
	2010	$26.481	$30.896	37,939
	2011	$30.896	$24.767	28,176
	2012	$24.767	$29.120	21,919
	2013	$29.120	$28.250	15,917
	2014	$28.250	$26.447	14,794
	2015	$26.447	$23.152	13,320

UIF Global Infrastructure - Class II
	2014	$10.000	$17.920	15,025
	2015	$17.920	$15.126	14,752

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.583	$14.208	72,691
	2007	$14.208	$15.957	75,217
	2008	$15.957	$8.661	57,496
	2009	$8.661	$11.251	63,131
	2010	$11.251	$11.655	40,783
	2011	$11.655	$11.004	27,278
	2012	$11.004	$12.279	24,868
	2013	$12.279	$13.956	22,376
	2014	$13.956	$13.974	22,280
	2015	$13.974	$12.821	17,781

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.961	65,558
	2014	$13.961	$13.957	62,193
	2015	$13.957	$12.788	52,318

UIF Growth Portfolio, Class I
	2006	$9.974	$10.179	52,483
	2007	$10.179	$12.161	55,395
	2008	$12.161	$6.057	42,698
	2009	$6.057	$9.829	36,081
	2010	$9.829	$11.837	26,719
	2011	$11.837	$11.279	21,003
	2012	$11.279	$12.644	18,366
	2013	$12.644	$18.352	18,654
	2014	$18.352	$19.133	18,300
	2015	$19.133	$21.049	17,472

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.923	$14.914	127,187
	2007	$14.914	$17.930	98,462
	2008	$17.930	$9.355	84,787
	2009	$9.355	$14.457	74,416
	2010	$14.457	$18.751	66,842
	2011	$18.751	$17.071	41,625
	2012	$17.071	$18.187	33,076
	2013	$18.187	$24.510	26,331
	2014	$24.510	$24.497	22,815
	2015	$24.497	$22.596	21,779

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.582	$27.852	96,837
	2007	$27.852	$22.637	82,935
	2008	$22.637	$13.780	63,258
	2009	$13.780	$17.336	59,700
	2010	$17.336	$22.085	40,102
	2011	$22.085	$22.930	33,271
	2012	$22.930	$26.034	29,460
	2013	$26.034	$26.042	27,723
	2014	$26.042	$33.114	25,635
	2015	$33.114	$33.163	22,899

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.484	$12.023	500
	2007	$12.023	$12.356	476
	2008	$12.356	$7.182	265,093
	2010	$10.000	$9.368	180,695
	2011	$9.368	$9.740	148,015
	2012	$9.740	$11.193	137,670
	2013	$11.193	$14.767	96,182
	2014	$14.767	$15.820	90,234
	2015	$15.820	$15.728	81,995

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.391	$10.059	0
	2007	$10.059	$11.108	0
	2008	$11.108	$6.250	43,025
	2010	$10.000	$9.159	56,564
	2011	$9.159	$9.065	44,738
	2012	$9.065	$10.091	39,889
	2013	$10.091	$13.228	34,247
	2014	$13.228	$14.647	30,810
	2015	$14.647	$15.623	25,634

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.112	$8.875	0
	2007	$8.875	$9.883	0
	2008	$9.883	$5.829	81,819
	2010	$10.000	$8.434	50,934
	2011	$8.434	$7.997	36,816
	2012	$7.997	$9.102	27,320
	2013	$9.102	$12.222	24,020
	2014	$12.222	$13.639	20,890
	2015	$13.639	$14.820	16,505

FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.800	$11.578	0
	2007	$11.578	$11.656	0
	2008	$11.656	$8.755	3,022
	2010	$10.000	$13.595	12,894
	2011	$13.595	$13.934	10,376
	2012	$13.934	$15.783	10,839
	2013	$15.783	$16.681	4,755
	2014	$16.681	$16.347	4,791
	2015	$16.347	$14.561	4,506

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.162	$12.938	0
	2007	$12.938	$13.156	0
	2008	$13.156	$9.072	62,172
	2010	$10.000	$13.317	104,570
	2011	$13.317	$13.365	79,414
	2012	$13.365	$14.757	36,736
	2013	$14.757	$16.482	24,638
	2014	$16.482	$16.901	22,984
	2015	$16.901	$15.398	26,136

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.834	$13.732	0
	2007	$13.732	$13.927	0
	2008	$13.927	$8.586	29,988
	2010	$10.000	$11.562	30,579
	2011	$11.562	$11.216	31,949
	2012	$11.216	$12.559	27,783
	2013	$12.559	$15.789	24,977
	2014	$15.789	$16.579	22,853
	2015	$16.579	$15.448	22,884

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.404	$14.766	0
	2007	$14.766	$16.709	0
	2008	$16.709	$9.765	25,777
	2010	$10.000	$13.939	30,150
	2011	$13.939	$12.211	26,898
	2012	$12.211	$14.150	22,617
	2013	$14.150	$17.056	20,962
	2014	$17.056	$14.857	18,746
	2015	$14.857	$13.618	20,377

Invesco V.I. American Franchise Fund - Series I
	2006	$8.034	$8.100	0
	2007	$8.100	$9.286	0
	2008	$9.286	$4.643	42,681
	2010	$10.000	$8.878	17,998
	2011	$8.878	$8.165	14,319
	2012	$8.165	$9.102	72,126
	2013	$9.102	$12.503	65,094
	2014	$12.503	$13.290	59,362
	2015	$13.290	$13.679	55,425

Invesco V.I. American Franchise Fund - Series II
	2006	$7.942	$7.989	0
	2007	$7.989	$9.133	0
	2008	$9.133	$4.555	168,257
	2010	$10.000	$8.668	117,452
	2011	$8.668	$7.954	102,417
	2012	$7.954	$8.841	94,178
	2013	$8.841	$12.114	77,356
	2014	$12.114	$12.844	74,379
	2015	$12.844	$13.188	69,297

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$11.903	$14.083	1,917
	2007	$14.083	$14.886	1,840
	2008	$14.886	$8.566	199,187
	2010	$10.000	$14.006	151,060
	2011	$14.006	$13.856	118,362
	2012	$13.856	$15.931	96,720
	2013	$15.931	$20.966	82,871
	2014	$20.966	$22.555	75,704
	2015	$22.555	$20.091	74,255

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.673	$10.079	0
	2007	$10.079	$11.065	0
	2008	$11.065	$6.237	109,296
	2010	$10.000	$8.379	82,857
	2011	$8.379	$7.564	70,037
	2012	$7.564	$8.676	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.074	$13.735	1,385
	2007	$13.735	$13.148	1,428
	2008	$13.148	$8.273	326,791
	2010	$10.000	$11.809	230,510
	2011	$11.809	$11.332	192,669
	2012	$11.332	$13.209	146,607
	2013	$13.209	$17.564	118,946
	2014	$17.564	$18.783	108,319
	2015	$18.783	$17.270	94,410

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.771	103,731
	2007	$10.771	$11.413	92,646
	2008	$11.413	$7.815	73,163
	2010	$10.000	$10.554	41,197
	2011	$10.554	$10.338	33,540
	2012	$10.338	$11.540	30,623
	2013	$11.540	$14.620	31,750
	2014	$14.620	$15.498	27,423
	2015	$15.498	$14.315	22,338

Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.197	$11.078	2,321
	2007	$11.078	$11.281	2,240
	2008	$11.281	$7.026	209,702
	2010	$10.000	$9.220	124,662
	2011	$9.220	$9.032	113,113
	2012	$9.032	$10.479	88,412
	2013	$10.479	$13.432	79,021
	2014	$13.432	$14.816	76,344
	2015	$14.816	$14.786	68,541

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.256	23,954
	2012	$12.256	$13.501	18,992
	2013	$13.501	$16.527	13,619
	2014	$16.527	$17.620	12,726
	2015	$17.620	$16.825	11,955

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.764	70,732
	2012	$9.764	$10.854	65,145
	2013	$10.854	$13.006	55,889
	2014	$13.006	$12.810	53,367
	2015	$12.810	$12.350	47,153

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.481	$14.877	0
	2007	$14.877	$15.568	0
	2008	$15.568	$8.989	112,685
	2010	$10.000	$11.221	83,482
	2011	$11.221	$12.082	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.110	31,162
	2014	$14.110	$14.049	31,254
	2015	$14.049	$13.307	11,256

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.374	$10.016	0
	2007	$10.016	$10.200	0
	2008	$10.200	$7.679	46,635
	2010	$10.000	$11.703	33,056
	2011	$11.703	$11.662	15,149
	2012	$11.662	$13.546	13,919
	2013	$13.546	$13.949	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.623	$12.984	0
	2007	$12.984	$13.090	0
	2008	$13.090	$9.438	39,067
	2010	$10.000	$12.701	27,810
	2011	$12.701	$13.493	0

Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.381	$12.411	0
	2007	$12.411	$13.325	0
	2008	$13.325	$9.337	4,005
	2010	$10.000	$13.330	9,309
	2011	$13.330	$12.233	9,654
	2012	$12.233	$13.304	8,925
	2013	$13.304	$16.798	7,426
	2014	$16.798	$17.195	6,961
	2015	$17.195	$16.176	6,742

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.087	$12.431	0
	2007	$12.431	$14.328	0
	2008	$14.328	$7.467	25,008
	2010	$10.000	$14.279	24,837
	2011	$14.279	$12.687	23,695
	2012	$12.687	$13.881	12,002
	2013	$13.881	$18.586	10,613
	2014	$18.586	$19.619	10,150
	2015	$19.619	$19.431	11,237

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.888	$11.168	29
	2007	$11.168	$11.493	28
	2008	$11.493	$7.067	206,916
	2010	$10.000	$9.808	191,650
	2011	$9.808	$9.762	125,335
	2012	$9.762	$11.052	113,843
	2013	$11.052	$14.252	107,380
	2014	$14.252	$15.780	93,033
	2015	$15.780	$15.588	80,890

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.489	$11.165	0
	2007	$11.165	$13.136	0
	2008	$13.136	$8.569	42,092
	2010	$10.000	$10.443	42,122
	2011	$10.443	$11.856	30,094
	2012	$11.856	$13.764	20,723
	2013	$13.764	$15.858	15,193
	2014	$15.858	$16.750	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.336	$11.961	2,702
	2007	$11.961	$13.995	2,599
	2008	$13.995	$6.996	54,792
	2010	$10.000	$14.288	50,679
	2011	$14.288	$12.942	36,717
	2012	$12.942	$14.158	31,806
	2013	$14.158	$15.004	0

Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.836	$13.796	1,596
	2007	$13.796	$15.596	1,531
	2008	$15.596	$8.737	126,101
	2010	$10.000	$11.440	81,507
	2011	$11.440	$10.109	70,579
	2012	$10.109	$11.708	65,471
	2013	$11.708	$14.598	42,024
	2014	$14.598	$12.969	43,693
	2015	$12.969	$12.026	36,652

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.217	$11.853	30
	2007	$11.853	$13.555	29
	2008	$13.555	$7.446	35,058

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.831	$12.217	1,755
	2007	$12.217	$12.660	1,755
	2008	$12.660	$11.278	99,535
	2010	$10.000	$14.446	96,203
	2011	$14.446	$14.828	72,854
	2012	$14.828	$16.543	67,114
	2013	$16.543	$16.347	55,960
	2014	$16.347	$17.209	53,960
	2015	$17.209	$16.493	47,010

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.296	$10.499	0
	2007	$10.499	$10.578	0
	2008	$10.578	$8.791	121,824
	2010	$10.000	$9.113	109,322
	2011	$9.113	$9.152	95,285
	2012	$9.152	$9.244	87,634
	2013	$9.244	$9.070	79,330
	2014	$9.070	$8.964	79,719
	2015	$8.964	$8.759	75,638

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.699	$9.922	1,595
	2007	$9.922	$10.178	1,595
	2008	$10.178	$10.195	212,875
	2010	$10.000	$9.798	98,460
	2011	$9.798	$9.605	88,744
	2012	$9.605	$9.416	97,215
	2013	$9.416	$9.230	94,598
	2014	$9.230	$9.048	86,152
	2015	$9.048	$8.870	85,002

Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.686	$10.885	396
	2007	$10.885	$12.721	377
	2008	$12.721	$6.515	239,880
	2010	$10.000	$13.628	164,878
	2011	$13.628	$12.428	136,188
	2012	$12.428	$13.655	108,201
	2013	$13.655	$20.127	103,847
	2014	$20.127	$20.802	92,061
	2015	$20.802	$22.090	84,695

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.825	$13.301	1,629
	2007	$13.301	$14.128	1,599
	2008	$14.128	$10.497	122,578
	2010	$10.000	$12.828	106,441
	2011	$12.828	$11.553	96,812
	2012	$11.553	$12.079	77,779
	2013	$12.079	$12.842	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.508	$11.940	28
	2007	$11.940	$10.996	27
	2008	$10.996	$6.607	39,230
	2010	$10.000	$9.425	23,765
	2011	$9.425	$8.810	13,818
	2012	$8.810	$10.288	11,793
	2013	$10.288	$13.682	10,852
	2014	$13.682	$14.850	9,061
	2015	$14.850	$13.460	10,056

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$11.665	$14.604	1,079
	2007	$14.604	$15.511	984
	2008	$15.511	$8.521	139,346
	2010	$10.000	$11.227	91,156
	2011	$11.227	$9.141	80,188
	2012	$9.141	$10.924	66,467
	2013	$10.924	$13.713	50,595
	2014	$13.713	$12.530	46,834
	2015	$12.530	$12.300	39,817

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.854	$15.929	691
	2007	$15.929	$13.626	678
	2008	$13.626	$8.098	89,724
	2010	$10.000	$12.894	74,391
	2011	$12.894	$12.042	62,647
	2012	$12.042	$13.867	54,738
	2013	$13.867	$18.976	53,706
	2014	$18.976	$19.239	50,002
	2015	$19.239	$18.058	47,033

Putnam VT Voyager Fund - Class IB
	2006	$8.555	$8.842	2,183
	2007	$8.842	$9.144	2,176
	2008	$9.144	$5.644	78,389
	2010	$10.000	$10.736	61,979
	2011	$10.736	$8.645	55,173
	2012	$8.645	$9.679	36,802
	2013	$9.679	$13.637	31,170
	2014	$13.637	$14.666	29,243
	2015	$14.666	$13.497	27,021

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.217	$27.179	157
	2007	$27.179	$37.414	111
	2008	$37.414	$15.906	35,101
	2010	$10.000	$30.896	37,939
	2011	$30.896	$24.767	28,176
	2012	$24.767	$29.120	21,919
	2013	$29.120	$28.250	15,917
	2014	$28.250	$26.447	14,794
	2015	$26.447	$23.152	13,320

UIF Global Infrastructure - Class II
	2014	$10.000	$17.920	15,025
	2015	$17.920	$15.126	14,752

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.583	$14.208	0
	2007	$14.208	$15.957	0
	2008	$15.957	$8.661	57,496
	2010	$10.000	$11.655	40,783
	2011	$11.655	$11.004	27,278
	2012	$11.004	$12.279	24,868
	2013	$12.279	$13.956	22,376
	2014	$13.956	$13.974	22,280
	2015	$13.974	$12.821	17,781

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.961	65,558
	2014	$13.961	$13.957	62,193
	2015	$13.957	$12.788	52,318

UIF Growth Portfolio, Class I
	2006	$9.974	$10.179	0
	2007	$10.179	$12.161	0
	2008	$12.161	$6.057	42,698
	2010	$10.000	$11.837	26,719
	2011	$11.837	$11.279	21,003
	2012	$11.279	$12.644	18,366
	2013	$12.644	$18.352	18,654
	2014	$18.352	$19.133	18,300
	2015	$19.133	$21.049	17,472

UIF Mid Cap Growth Portfolio, Class I
	2006	$13.923	$14.914	0
	2007	$14.914	$17.930	0
	2008	$17.930	$9.355	84,787
	2010	$10.000	$18.751	66,842
	2011	$18.751	$17.071	41,625
	2012	$17.071	$18.187	33,076
	2013	$18.187	$24.510	26,331
	2014	$24.510	$24.497	22,815
	2015	$24.497	$22.596	21,779

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.582	$27.852	142
	2007	$27.852	$22.637	150
	2008	$22.637	$13.780	63,258
	2010	$10.000	$22.085	40,102
	2011	$22.085	$22.930	33,271
	2012	$22.930	$26.034	29,460
	2013	$26.034	$26.042	27,723
	2014	$26.042	$33.114	25,635
	2015	$33.114	$33.163	22,899

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B
	2006	$10.437	$11.956	268,493
	2007	$11.956	$12.275	230,982
	2008	$12.275	$7.128	174,325
	2009	$7.128	$8.401	157,489
	2010	$8.401	$9.279	118,669
	2011	$9.279	$9.638	103,055
	2012	$9.638	$11.065	92,565
	2013	$11.065	$14.583	91,782
	2014	$14.583	$15.607	68,987
	2015	$15.607	$15.501	65,286

AB VPS Growth Portfolio - Class B formerly, AllianceBernstein VPS Growth Portfolio - Class B
	2006	$10.344	$10.004	47,328
	2007	$10.004	$11.035	41,458
	2008	$11.035	$6.203	37,662
	2009	$6.203	$8.070	30,584
	2010	$8.070	$9.072	26,258
	2011	$9.072	$8.970	18,943
	2012	$8.970	$9.975	18,449
	2013	$9.975	$13.063	16,502
	2014	$13.063	$14.450	17,270
	2015	$14.450	$15.397	13,571

AB VPS Large Cap Growth Portfolio - Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B
	2006	$9.071	$8.826	64,399
	2007	$8.826	$9.818	62,341
	2008	$9.818	$5.785	54,100
	2009	$5.785	$7.767	44,603
	2010	$7.767	$8.354	34,697
	2011	$8.354	$7.913	32,727
	2012	$7.913	$8.997	28,656
	2013	$8.997	$12.070	20,140
	2014	$12.070	$13.455	17,877
	2015	$13.455	$14.606	15,466

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin High Income VIP Fund - Class 2
	2006	$10.783	$11.548	7,992
	2007	$11.548	$11.614	7,130
	2008	$11.614	$8.714	9,869
	2009	$8.714	$12.176	17,004
	2010	$12.176	$13.504	16,094
	2011	$13.504	$13.827	16,495
	2012	$13.827	$15.646	10,500
	2013	$15.646	$16.520	10,190
	2014	$16.520	$16.173	12,647
	2015	$16.173	$14.392	11,048

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.145	$12.905	58,251
	2007	$12.905	$13.110	71,526
	2008	$13.110	$9.030	70,688
	2009	$9.030	$11.990	85,415
	2010	$11.990	$13.229	68,432
	2011	$13.229	$13.263	64,472
	2012	$13.263	$14.630	54,953
	2013	$14.630	$16.324	53,384
	2014	$16.324	$16.722	35,888
	2015	$16.722	$15.220	40,138

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$11.815	$13.697	40,049
	2007	$13.697	$13.877	44,548
	2008	$13.877	$8.546	52,277
	2009	$8.546	$10.548	50,599
	2010	$10.548	$11.485	37,942
	2011	$11.485	$11.130	29,991
	2012	$11.130	$12.450	24,580
	2013	$12.450	$15.637	24,162
	2014	$15.637	$16.403	19,791
	2015	$16.403	$15.269	19,524

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$12.384	$14.728	39,331
	2007	$14.728	$16.649	37,435
	2008	$16.649	$9.720	28,809
	2009	$9.720	$13.044	27,245
	2010	$13.044	$13.847	21,873
	2011	$13.847	$12.117	13,600
	2012	$12.117	$14.028	5,316
	2013	$14.028	$16.892	6,327
	2014	$16.892	$14.700	9,072
	2015	$14.700	$13.459	8,761

Invesco V.I. American Franchise Fund - Series I
	2006	$7.998	$8.056	23,173
	2007	$8.056	$9.225	18,957
	2008	$9.225	$4.608	18,487
	2009	$4.608	$7.493	18,313
	2010	$7.493	$8.794	15,996
	2011	$8.794	$8.080	8,242
	2012	$8.080	$8.998	30,392
	2013	$8.998	$12.347	28,813
	2014	$12.347	$13.111	27,208
	2015	$13.111	$13.481	25,476

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$7.906	$7.945	152,940
	2007	$7.945	$9.074	134,512
	2008	$9.074	$4.521	119,170
	2009	$4.521	$7.333	102,758
	2010	$7.333	$8.586	70,716
	2011	$8.586	$7.871	61,786
	2012	$7.871	$8.739	54,349
	2013	$8.739	$11.963	45,591
	2014	$11.963	$12.672	41,565
	2015	$12.672	$12.998	37,380

Invesco V.I. American Value Fund - Series I
	2006	$11.849	$14.006	211,658
	2007	$14.006	$14.789	190,328
	2008	$14.789	$8.502	143,376
	2009	$8.502	$11.589	125,621
	2010	$11.589	$13.873	111,571
	2011	$13.873	$13.710	93,195
	2012	$13.710	$15.748	74,151
	2013	$15.748	$20.705	70,982
	2014	$20.705	$22.252	61,113
	2015	$22.252	$19.801	49,811

Invesco V.I. Capital Appreciation Fund - Series I
	2006	$9.629	$10.023	60,571
	2007	$10.023	$10.993	54,593
	2008	$10.993	$6.190	39,955
	2009	$6.190	$7.339	39,443
	2010	$7.339	$8.300	31,971
	2011	$8.300	$7.485	26,357
	2012	$7.485	$8.583	0

Invesco V.I. Comstock Fund - Series II
	2006	$12.030	$13.671	398,600
	2007	$13.671	$13.074	345,722
	2008	$13.074	$8.218	266,416
	2009	$8.218	$10.334	243,712
	2010	$10.334	$11.708	213,309
	2011	$11.708	$11.223	180,239
	2012	$11.223	$13.069	149,718
	2013	$13.069	$17.360	139,410
	2014	$17.360	$18.546	121,294
	2015	$18.546	$17.036	113,825

Invesco V.I. Core Equity Fund - Series I
	2006	$10.000	$10.763	74,006
	2007	$10.763	$11.394	62,455
	2008	$11.394	$7.794	46,965
	2009	$7.794	$9.792	39,166
	2010	$9.792	$10.504	36,875
	2011	$10.504	$10.280	32,401
	2012	$10.280	$11.463	29,806
	2013	$11.463	$14.508	26,984
	2014	$14.508	$15.364	27,403
	2015	$15.364	$14.177	26,777

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Diversified Dividend Fund - Series II
	2006	$10.151	$11.017	206,852
	2007	$11.017	$11.207	182,748
	2008	$11.207	$6.973	127,248
	2009	$6.973	$8.463	115,542
	2010	$8.463	$9.132	102,315
	2011	$9.132	$8.937	93,435
	2012	$8.937	$10.359	83,404
	2013	$10.359	$13.264	82,913
	2014	$13.264	$14.617	76,334
	2015	$14.617	$14.573	66,804

Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.128	46,079
	2012	$12.128	$13.346	37,915
	2013	$13.346	$16.321	35,286
	2014	$16.321	$17.383	24,396
	2015	$17.383	$16.582	22,160

Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.662	63,505
	2012	$9.662	$10.729	53,328
	2013	$10.729	$12.844	47,106
	2014	$12.844	$12.638	44,804
	2015	$12.638	$12.171	41,086

Invesco V.I. Global Dividend Growth Fund - Series II
	2006	$12.424	$14.795	120,994
	2007	$14.795	$15.466	109,486
	2008	$15.466	$8.922	86,664
	2009	$8.922	$10.144	80,976
	2010	$10.144	$11.114	69,533
	2011	$11.114	$11.964	0

Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$13.934	8,459
	2014	$13.934	$13.861	8,110
	2015	$13.861	$13.115	7,337

Invesco V.I. High Yield Securities Fund - Series II
	2006	$9.331	$9.961	35,798
	2007	$9.961	$10.133	28,957
	2008	$10.133	$7.621	26,069
	2009	$7.621	$10.767	25,915
	2010	$10.767	$11.592	13,579
	2011	$11.592	$11.540	11,120
	2012	$11.540	$13.390	8,343
	2013	$13.390	$13.784	0

Invesco V.I. Income Builder Fund - Series II
	2006	$11.571	$12.913	95,709
	2007	$12.913	$13.005	97,907
	2008	$13.005	$9.367	73,271
	2009	$9.367	$11.456	63,804
	2010	$11.456	$12.580	57,138
	2011	$12.580	$13.360	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2006	$11.366	$12.382	2,261
	2007	$12.382	$13.281	2,079
	2008	$13.281	$9.296	1,158
	2009	$9.296	$11.852	906
	2010	$11.852	$13.244	904
	2011	$13.244	$12.142	1,172
	2012	$12.142	$13.192	2,195
	2013	$13.192	$16.640	7,155
	2014	$16.640	$17.017	3,911
	2015	$17.017	$15.992	3,763

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.069	$12.401	14,399
	2007	$12.401	$14.279	11,266
	2008	$14.279	$7.433	9,207
	2009	$7.433	$11.382	18,488
	2010	$11.382	$14.186	15,503
	2011	$14.186	$12.591	13,165
	2012	$12.591	$13.762	5,493
	2013	$13.762	$18.409	3,900
	2014	$18.409	$19.413	2,924
	2015	$19.413	$19.208	2,905

Invesco V.I. S&P 500 Index Fund - Series II
	2006	$9.844	$11.106	189,286
	2007	$11.106	$11.418	151,825
	2008	$11.418	$7.014	116,174
	2009	$7.014	$8.658	103,465
	2010	$8.658	$9.715	88,244
	2011	$9.715	$9.659	74,885
	2012	$9.659	$10.926	64,992
	2013	$10.926	$14.075	67,553
	2014	$14.075	$15.568	54,933
	2015	$15.568	$15.363	43,770

Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2006	$9.446	$11.103	83,606
	2007	$11.103	$13.050	67,393
	2008	$13.050	$8.504	46,246
	2009	$8.504	$9.896	45,644
	2010	$9.896	$10.344	45,701
	2011	$10.344	$11.732	44,607
	2012	$11.732	$13.606	34,233
	2013	$13.606	$15.661	28,364
	2014	$15.661	$16.537	0

Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2006	$11.285	$11.895	71,258
	2007	$11.895	$13.904	63,859
	2008	$13.904	$6.943	58,722
	2009	$6.943	$11.495	45,704
	2010	$11.495	$14.152	35,857
	2011	$14.152	$12.806	31,654
	2012	$12.806	$13.996	26,035
	2013	$13.996	$14.827	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS European Equity Portfolio - Class Y
	2006	$10.787	$13.720	49,897
	2007	$13.720	$15.495	41,438
	2008	$15.495	$8.672	31,553
	2009	$8.672	$10.819	26,107
	2010	$10.819	$11.332	21,558
	2011	$11.332	$10.003	14,164
	2012	$10.003	$11.574	12,728
	2013	$11.574	$14.416	8,565
	2014	$14.416	$12.794	8,321
	2015	$12.794	$11.852	6,613

Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2006	$10.171	$11.788	14,275
	2007	$11.788	$13.467	13,718
	2008	$13.467	$7.390	12,561
	2009	$7.390	$7.048	0

Morgan Stanley VIS Income Plus Portfolio - Class Y
	2006	$11.778	$12.149	193,805
	2007	$12.149	$12.577	184,391
	2008	$12.577	$11.194	128,474
	2009	$11.194	$13.405	133,825
	2010	$13.405	$14.309	85,823
	2011	$14.309	$14.673	78,038
	2012	$14.673	$16.353	65,414
	2013	$16.353	$16.143	64,852
	2014	$16.143	$16.977	64,205
	2015	$16.977	$16.255	51,411

Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2006	$10.249	$10.441	164,858
	2007	$10.441	$10.509	177,941
	2008	$10.509	$8.725	99,227
	2009	$8.725	$9.018	92,527
	2010	$9.018	$9.027	85,102
	2011	$9.027	$9.056	60,970
	2012	$9.056	$9.138	51,525
	2013	$9.138	$8.957	52,804
	2014	$8.957	$8.844	46,382
	2015	$8.844	$8.633	42,230

Morgan Stanley VIS Money Market Portfolio - Class Y
	2006	$9.655	$9.867	197,588
	2007	$9.867	$10.112	177,576
	2008	$10.112	$10.119	231,651
	2009	$10.119	$9.910	109,666
	2010	$9.910	$9.705	176,548
	2011	$9.705	$9.505	103,649
	2012	$9.505	$9.308	112,787
	2013	$9.308	$9.115	71,112
	2014	$9.115	$8.927	67,485
	2015	$8.927	$8.742	108,461

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2006	$10.637	$10.825	178,255
	2007	$10.825	$12.638	146,580
	2008	$12.638	$6.466	102,234
	2009	$6.466	$10.818	91,388
	2010	$10.818	$13.499	79,204
	2011	$13.499	$12.298	63,208
	2012	$12.298	$13.498	49,041
	2013	$13.498	$19.876	60,062
	2014	$19.876	$20.523	48,496
	2015	$20.523	$21.772	46,109

Morgan Stanley VIS Strategist Portfolio - Class Y
	2006	$11.772	$13.228	103,138
	2007	$13.228	$14.036	94,253
	2008	$14.036	$10.418	57,317
	2009	$10.418	$12.184	62,779
	2010	$12.184	$12.707	57,857
	2011	$12.707	$11.432	48,146
	2012	$11.432	$11.941	41,681
	2013	$11.941	$12.690	0

Putnam VT Growth and Income Fund - Class IB
	2006	$10.461	$11.874	47,260
	2007	$11.874	$10.924	38,180
	2008	$10.924	$6.557	25,120
	2009	$6.557	$8.335	21,438
	2010	$8.335	$9.336	18,748
	2011	$9.336	$8.718	21,496
	2012	$8.718	$10.170	19,933
	2013	$10.170	$13.511	17,028
	2014	$13.511	$14.651	16,844
	2015	$14.651	$13.266	15,715

Putnam VT International Equity Fund - Class IB
	2006	$11.612	$14.524	125,048
	2007	$14.524	$15.410	109,830
	2008	$15.410	$8.457	86,809
	2009	$8.457	$10.321	84,549
	2010	$10.321	$11.120	69,749
	2011	$11.120	$9.045	64,606
	2012	$9.045	$10.798	44,991
	2013	$10.798	$13.542	40,951
	2014	$13.542	$12.362	28,352
	2015	$12.362	$12.122	28,266

Putnam VT Small Cap Value Fund - Class IB
	2006	$13.803	$15.855	105,321
	2007	$15.855	$13.549	85,051
	2008	$13.549	$8.045	65,444
	2009	$8.045	$10.361	64,978
	2010	$10.361	$12.783	60,866
	2011	$12.783	$11.926	47,783
	2012	$11.926	$13.720	29,510
	2013	$13.720	$18.756	27,869
	2014	$18.756	$18.997	27,371
	2015	$18.997	$17.813	26,980

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$8.517	$8.793	53,369
	2007	$8.793	$9.085	29,945
	2008	$9.085	$5.601	21,824
	2009	$5.601	$8.990	27,353
	2010	$8.990	$10.634	26,213
	2011	$10.634	$8.555	41,421
	2012	$8.555	$9.568	34,873
	2013	$9.568	$13.467	25,996
	2014	$13.467	$14.469	24,112
	2015	$14.469	$13.302	23,161

UIF Emerging Markets Equity Portfolio, Class I
	2006	$20.126	$27.029	37,976
	2007	$27.029	$37.170	34,672
	2008	$37.170	$15.787	25,710
	2009	$15.787	$26.256	27,395
	2010	$26.256	$30.603	26,002
	2011	$30.603	$24.508	17,077
	2012	$24.508	$28.786	11,630
	2013	$28.786	$27.898	10,082
	2014	$27.898	$26.092	6,306
	2015	$26.092	$22.818	5,874

UIF Global Infrastructure - Class II
	2014	$10.000	$17.679	27,154
	2015	$17.679	$14.907	25,561

UIF Global Strategist Portfolio, Class I formerly, UIF Global Tactical Asset Allocation Portfolio, Class I
	2006	$11.531	$14.130	40,218
	2007	$14.130	$15.853	34,304
	2008	$15.853	$8.596	28,913
	2009	$8.596	$11.155	31,313
	2010	$11.155	$11.544	22,166
	2011	$11.544	$10.889	21,839
	2012	$10.889	$12.138	20,194
	2013	$12.138	$13.782	22,964
	2014	$13.782	$13.786	22,339
	2015	$13.786	$12.636	17,185

UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$13.787	35,021
	2014	$13.787	$13.770	32,841
	2015	$13.770	$12.603	31,593

UIF Growth Portfolio, Class I
	2006	$9.929	$10.123	43,460
	2007	$10.123	$12.082	34,827
	2008	$12.082	$6.011	30,390
	2009	$6.011	$9.745	27,387
	2010	$9.745	$11.725	17,619
	2011	$11.725	$11.160	12,542
	2012	$11.160	$12.499	10,453
	2013	$12.499	$18.123	9,993
	2014	$18.123	$18.875	11,045
	2015	$18.875	$20.745	9,336

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2006	$13.872	$14.844	74,724
	2007	$14.844	$17.828	70,285
	2008	$17.828	$9.293	56,812
	2009	$9.293	$14.347	46,794
	2010	$14.347	$18.589	43,440
	2011	$18.589	$16.907	36,257
	2012	$16.907	$17.994	31,068
	2013	$17.994	$24.225	26,115
	2014	$24.225	$24.189	19,991
	2015	$24.189	$22.289	19,588

UIF U.S. Real Estate Portfolio, Class I
	2006	$20.489	$27.699	82,787
	2007	$27.699	$22.490	71,659
	2008	$22.490	$13.676	53,810
	2009	$13.676	$17.189	47,674
	2010	$17.189	$21.875	45,344
	2011	$21.875	$22.690	43,223
	2012	$22.690	$25.735	31,566
	2013	$25.735	$25.718	28,863
	2014	$25.718	$32.669	16,641
	2015	$32.669	$32.685	13,876

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2015 and for
the years ended December 31, 2015 and 2014 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contractholders of
Allstate Financial Advisors Separate Account I
and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the periods presented, and the financial highlights in Note 7 for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
April 4, 2016

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST Bond Portfolio 2018	AST Bond Portfolio 2019
ASSETS
Investments, at fair value	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700
Total assets	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700

NET ASSETS
Accumulation units	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700

FUND SHARE INFORMATION
Number of shares	345,901	145,913	527,664	1,600	34,411	30,607
Cost of investments	$3,693,799	$1,532,123	$5,356,702	$16,125	$379,685	$335,992
ACCUMULATION UNIT VALUE (1)
Lowest	$9.68	$12.10	$11.65	$10.21	$10.81	$10.96
Highest	$14.76	$17.85	$16.87	$11.17	$13.81	$13.97

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Capital Growth Asset Allocation
ASSETS
Investments, at fair value	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626
Total assets	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626

NET ASSETS
Accumulation units	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626

FUND SHARE INFORMATION
Number of shares	11,170	5,140	7,591	91,086	10,617	330,699
Cost of investments	$133,700	$50,278	$73,776	$1,050,533	$106,171	$3,606,453
ACCUMULATION UNIT VALUE
Lowest	$11.39	$9.79	$9.62	$11.08	$9.83	$11.39
Highest	$12.23	$10.36	$10.04	$11.40	$9.97	$18.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241
Total assets	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241

NET ASSETS
Accumulation units	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241

FUND SHARE INFORMATION
Number of shares	2,925	65,448	134,052	232	3,064	14,965
Cost of investments	$22,704	$678,768	$1,328,858	$1,640	$77,721	$93,493
ACCUMULATION UNIT VALUE
Lowest	$14.52	$9.52	$10.18	$11.77	$10.72	$15.15
Highest	$28.97	$10.02	$16.33	$21.35	$20.01	$23.24

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Herndon Large-Cap Value	AST High Yield	AST International Growth	AST International Value
ASSETS
Investments, at fair value	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282
Total assets	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282

NET ASSETS
Accumulation units	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282

FUND SHARE INFORMATION
Number of shares	37,676	429	1,323	5,805	3,223	3,261
Cost of investments	$349,549	$3,979	$14,998	$43,183	$38,774	$60,370
ACCUMULATION UNIT VALUE
Lowest	$10.76	$16.78	$9.58	$12.13	$8.38	$7.87
Highest	$14.64	$23.76	$18.53	$15.77	$16.47	$14.88

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Large-Cap Value	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317
Total assets	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317

NET ASSETS
Accumulation units	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317

FUND SHARE INFORMATION
Number of shares	456,712	9,180	2,023	159,608	44	5,133
Cost of investments	$3,075,197	$85,402	$43,483	$1,993,616	$941	$112,945
ACCUMULATION UNIT VALUE
Lowest	$13.42	$11.77	$8.29	$10.95	$10.03	$14.16
Highest	$15.85	$17.18	$15.10	$14.48	$21.09	$25.11

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Mid-Cap Value	AST Money Market	AST Neuberger Berman/LSV Mid-Cap Value
ASSETS
Investments, at fair value	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079
Total assets	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079

NET ASSETS
Accumulation units	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079

FUND SHARE INFORMATION
Number of shares	4,525	4,207	197	2,200	389,692	928
Cost of investments	$47,331	$47,597	$1,715	$19,705	$389,692	$15,338
ACCUMULATION UNIT VALUE
Lowest	$11.90	$12.74	$14.40	$13.60	$8.24	$14.19
Highest	$14.78	$20.74	$22.66	$23.70	$9.65	$26.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Limited Maturity Bond	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation
ASSETS
Investments, at fair value	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792
Total assets	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792

NET ASSETS
Accumulation units	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792

FUND SHARE INFORMATION
Number of shares	13,515	1,626	8,577	6,774	439,038	806,995
Cost of investments	$170,940	$13,029	$93,857	$81,781	$4,617,394	$8,951,744
ACCUMULATION UNIT VALUE
Lowest	$11.58	$7.04	$9.56	$11.23	$11.68	$10.20
Highest	$12.43	$12.06	$11.66	$13.61	$14.75	$17.35

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST QMA US Equity Alpha	AST RCM World Trends	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511
Total assets	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511

NET ASSETS
Accumulation units	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511

FUND SHARE INFORMATION
Number of shares	2,489	111,970	74,775	16	1,648	1,381
Cost of investments	$31,623	$935,412	$957,491	$515	$16,762	$15,450
ACCUMULATION UNIT VALUE
Lowest	$13.30	$10.72	$11.25	$14.87	$12.67	$13.20
Highest	$25.83	$15.22	$17.62	$25.09	$23.96	$22.35

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond
ASSETS
Investments, at fair value	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230
Total assets	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230

NET ASSETS
Accumulation units	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230

FUND SHARE INFORMATION
Number of shares	4,417	199,626	808	3,854	18,158	1,067
Cost of investments	$49,348	$3,541,751	$8,331	$90,906	$211,386	$11,289
ACCUMULATION UNIT VALUE
Lowest	$9.69	$12.10	$16.98	$5.57	$9.62	$11.27
Highest	$11.50	$17.30	$26.85	$11.12	$17.66	$12.86

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value
ASSETS
Investments, at fair value	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549
Total assets	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549

NET ASSETS
Accumulation units	$15,978,711	$46,202,591	$8,684,122	$15,215,258	$10,211,992	$716,549
Contracts in payout (annuitization) period	143,448	86,303	5,039	36,236	34,563	—
Total net assets	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549

FUND SHARE INFORMATION
Number of shares	542,834	1,554,362	647,961	319,269	597,467	51,182
Cost of investments	$11,246,588	$33,068,755	$10,355,475	$9,024,481	$9,966,608	$603,877
ACCUMULATION UNIT VALUE
Lowest	$10.47	$15.28	$9.16	$10.40	$25.81	$11.81
Highest	$25.07	$23.19	$10.56	$24.35	$30.53	$13.60

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A
ASSETS
Investments, at fair value	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633
Total assets	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633

NET ASSETS
Accumulation units	$5,623	$153,595	$1,182,292	$561,223	$171,920	$905,025
Contracts in payout (annuitization) period	—	27,615	69,874	1,964	22,544	4,608
Total net assets	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633

FUND SHARE INFORMATION
Number of shares	561	33,007	44,372	42,377	27,198	69,069
Cost of investments	$4,242	$190,673	$908,307	$373,205	$276,021	$944,259
ACCUMULATION UNIT VALUE
Lowest	$17.53	$15.47	$21.55	$18.73	$10.93	$33.56
Highest	$17.86	$15.74	$21.93	$19.06	$11.12	$34.15

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Growth & Income
ASSETS
Investments, at fair value	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066
Total assets	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066

NET ASSETS
Accumulation units	$978,400	$154,141	$358,751	$21,234	$564,597	$72,066
Contracts in payout (annuitization) period	76,214	22,907	1,947	—	2,255	—
Total net assets	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066

FUND SHARE INFORMATION
Number of shares	45,993	177,048	17,258	551	13,055	2,404
Cost of investments	$1,013,658	$177,048	$267,099	$17,701	$393,873	$54,404
ACCUMULATION UNIT VALUE
Lowest	$15.04	$10.13	$18.07	$9.91	$13.83	$14.36
Highest	$15.20	$10.22	$18.27	$19.11	$22.39	$20.73

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Money Market	Federated Prime Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Growth	VIP High Income
ASSETS
Investments, at fair value	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075
Total assets	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075

NET ASSETS
Accumulation units	$378,727	$3,998,019	$3,930,096	$622,925	$3,154,978	$471,413
Contracts in payout (annuitization) period	—	69,879	7,346	439	41,345	662
Total net assets	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075

FUND SHARE INFORMATION
Number of shares	378,727	4,067,898	116,080	30,467	48,613	95,369
Cost of investments	$378,727	$4,067,898	$2,996,106	$639,330	$1,938,573	$554,995
ACCUMULATION UNIT VALUE
Lowest	$8.91	$8.93	$20.07	$16.43	$11.67	$13.62
Highest	$11.57	$12.20	$36.47	$20.86	$25.54	$16.24

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
ASSETS
Investments, at fair value	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073
Total assets	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073

NET ASSETS
Accumulation units	$3,401,431	$1,014,576	$589,983	$33,324	$33,168,323	$507,073
Contracts in payout (annuitization) period	5,009	846	715	—	109,566	—
Total net assets	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073

FUND SHARE INFORMATION
Number of shares	16,502	82,087	30,959	1,782	1,000,538	25,303
Cost of investments	$2,256,964	$1,041,176	$559,068	$28,740	$28,267,817	$538,045
ACCUMULATION UNIT VALUE
Lowest	$14.14	$17.81	$11.09	$14.24	$14.07	$14.75
Highest	$17.01	$19.01	$14.55	$16.81	$28.11	$19.30

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499
Total assets	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499

NET ASSETS
Accumulation units	$3,752,372	$3,538,605	$1,528,064	$1,497,694	$7,077,224	$145,499
Contracts in payout (annuitization) period	307,487	—	—	—	9,397	—
Total net assets	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499

FUND SHARE INFORMATION
Number of shares	336,081	285,832	121,083	139,450	7,086,621	2,238
Cost of investments	$3,632,731	$3,073,473	$1,308,455	$1,466,699	$7,086,621	$77,708
ACCUMULATION UNIT VALUE
Lowest	$11.99	$11.89	$12.05	$10.91	$8.69	$13.93
Highest	$13.76	$13.66	$13.84	$12.52	$9.88	$20.88

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)
ASSETS
Investments, at fair value	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019
Total assets	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019

NET ASSETS
Accumulation units	$5,015,711	$1,414,185	$2,835,097	$7,642,226	$903	$9,523,096
Contracts in payout (annuitization) period	2,526	—	1,394	4,616	—	106,923
Total net assets	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019

FUND SHARE INFORMATION
Number of shares	270,671	45,038	590,936	37,439	75	302,545
Cost of investments	$3,820,050	$1,560,640	$3,263,540	$6,030,146	$951	$9,535,435
ACCUMULATION UNIT VALUE
Lowest	$15.51	$16.70	$13.48	$14.31	$14.87	$13.89
Highest	$17.87	$19.18	$20.47	$21.49	$14.87	$21.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP	Franklin Large Cap Growth VIP
ASSETS
Investments, at fair value	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776
Total assets	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776

NET ASSETS
Accumulation units	$27,828	$1,516,943	$21,743,242	$7,241,843	$84,101,134	$23,221,644
Contracts in payout (annuitization) period	—	—	43,308	—	639,483	114,132
Total net assets	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776

FUND SHARE INFORMATION
Number of shares	1,472	213,955	1,389,448	1,331,221	5,967,649	1,289,982
Cost of investments	$26,974	$1,946,216	$18,806,448	$8,360,242	$91,128,945	$20,998,008
ACCUMULATION UNIT VALUE
Lowest	$12.76	$16.22	$18.98	$13.54	$14.15	$14.84
Highest	$19.36	$18.69	$22.90	$15.84	$16.75	$17.43

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP
ASSETS
Investments, at fair value	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668
Total assets	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668

NET ASSETS
Accumulation units	$12,517,941	$48,957,113	$20,439,281	$879,584	$12,494,923	$7,792,261
Contracts in payout (annuitization) period	138,853	336,516	149,558	—	82,925	42,407
Total net assets	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668

FUND SHARE INFORMATION
Number of shares	653,422	2,567,376	1,164,527	49,722	1,008,649	1,239,663
Cost of investments	$13,584,071	$44,715,556	$19,174,844	$912,168	$12,968,605	$11,689,061
ACCUMULATION UNIT VALUE
Lowest	$13.51	$14.37	$16.86	$11.97	$10.93	$15.66
Highest	$19.47	$27.85	$30.91	$33.23	$12.91	$25.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights
ASSETS
Investments, at fair value	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051
Total assets	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051

NET ASSETS
Accumulation units	$48,694,652	$1,098,745	$760,002	$2,610,460	$2,333,090	$4,418,060
Contracts in payout (annuitization) period	158,133	121,312	31,304	1,522	—	1,991
Total net assets	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051

FUND SHARE INFORMATION
Number of shares	3,700,969	77,219	59,407	278,166	161,014	381,039
Cost of investments	$54,452,591	$1,299,321	$741,563	$3,044,347	$2,519,487	$4,956,699
ACCUMULATION UNIT VALUE
Lowest	$11.87	$20.87	$13.75	$13.73	$16.59	$14.36
Highest	$20.50	$32.98	$20.82	$17.48	$39.96	$27.77

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205
Total assets	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205

NET ASSETS
Accumulation units	$24,192	$4,050,843	$76,561,756	$34,255,496	$23,554,782	$66,603,293
Contracts in payout (annuitization) period	—	11,066	1,150,848	233,490	105,326	1,684,912
Total net assets	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205

FUND SHARE INFORMATION
Number of shares	1,549	243,083	1,356,241	2,198,151	1,346,620	2,017,973
Cost of investments	$19,682	$3,127,057	$50,155,801	$32,352,486	$16,726,578	$52,795,902
ACCUMULATION UNIT VALUE
Lowest	$12.74	$13.63	$8.14	$18.68	$17.17	$10.87
Highest	$19.94	$20.07	$24.78	$31.53	$23.88	$28.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Securities	Invesco V.I. High Yield
ASSETS
Investments, at fair value	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165
Total assets	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165

NET ASSETS
Accumulation units	$6,452,032	$132,976,453	$22,248,582	$27,625,331	$7,378,695	$12,038,895
Contracts in payout (annuitization) period	107,262	1,689,384	267,317	234,349	276,282	158,270
Total net assets	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165

FUND SHARE INFORMATION
Number of shares	1,080,609	5,787,101	1,387,301	3,336,489	664,494	2,410,507
Cost of investments	$7,744,944	$74,827,930	$21,514,757	$27,635,527	$8,032,910	$13,743,625
ACCUMULATION UNIT VALUE
Lowest	$12.33	$15.72	$10.34	$11.27	$12.70	$6.81
Highest	$16.23	$62.10	$27.48	$26.73	$17.61	$27.30

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Money Market	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856
Total assets	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856

NET ASSETS
Accumulation units	$17,167,244	$5,509,557	$9,030,468	$7,336,373	$4,841,572	$32,115,758
Contracts in payout (annuitization) period	325,108	160,311	135,116	144,421	102,318	355,098
Total net assets	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856

FUND SHARE INFORMATION
Number of shares	522,316	498,231	756,236	1,390,482	4,943,890	1,958,435
Cost of investments	$11,951,217	$7,060,080	$9,218,962	$5,821,070	$4,943,890	$24,377,327
ACCUMULATION UNIT VALUE
Lowest	$13.29	$23.33	$15.80	$17.37	$9.66	$13.87
Highest	$26.18	$25.02	$23.45	$25.89	$11.72	$19.16

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999
Total assets	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999

NET ASSETS
Accumulation units	$2,688,233	$5,791,215	$20,510,094	$21,392,180	$77,477,723	$1,463,266
Contracts in payout (annuitization) period	26,392	100,006	80,563	65,710	369,738	27,733
Total net assets	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999

FUND SHARE INFORMATION
Number of shares	144,165	753,353	368,678	1,379,929	4,445,886	44,641
Cost of investments	$2,073,700	$6,100,600	$10,274,199	$20,630,035	$54,111,457	$1,178,848
ACCUMULATION UNIT VALUE
Lowest	$18.56	$12.42	$12.44	$18.92	$15.17	$13.16
Highest	$19.90	$15.08	$23.65	$29.93	$22.89	$18.02

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II
ASSETS
Investments, at fair value	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043
Total assets	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043

NET ASSETS
Accumulation units	$144,999	$30,370,857	$26,594,457	$12,791,455	$282,359	$41,622,720
Contracts in payout (annuitization) period	—	88,370	365,442	89,281	—	129,323
Total net assets	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043

FUND SHARE INFORMATION
Number of shares	24,006	1,315,165	1,668,311	1,542,603	24,725	2,133,472
Cost of investments	$170,524	$18,458,856	$24,443,062	$12,622,506	$301,128	$40,529,011
ACCUMULATION UNIT VALUE
Lowest	$11.58	$14.36	$11.40	$11.66	$11.67	$20.08
Highest	$13.50	$21.18	$21.58	$16.33	$13.62	$25.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Money Market II
ASSETS
Investments, at fair value	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056
Total assets	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056

NET ASSETS
Accumulation units	$7,322,714	$2,155,321	$140,891	$1,249,963	$7,978,922	$571,352
Contracts in payout (annuitization) period	7,656	—	—	10,832	41,294	15,704
Total net assets	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056

FUND SHARE INFORMATION
Number of shares	1,457,330	65,234	12,513	105,860	1,504,731	587,056
Cost of investments	$8,342,645	$1,941,278	$181,253	$1,292,822	$6,694,099	$587,056
ACCUMULATION UNIT VALUE
Lowest	$7.92	$9.22	$20.88	$14.60	$16.76	$8.23
Highest	$20.14	$21.52	$23.75	$19.39	$27.59	$9.60

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213
Total assets	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213

NET ASSETS
Accumulation units	$48,437,972	$9,625	$3,774,015	$11,182	$262	$1,213
Contracts in payout (annuitization) period	229,522	—	19,206	—	—	—
Total net assets	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213

FUND SHARE INFORMATION
Number of shares	2,951,334	531	486,935	307	17	68
Cost of investments	$34,605,946	$7,646	$3,810,573	$8,780	$281	$1,174
ACCUMULATION UNIT VALUE
Lowest	$12.68	$16.58	$10.81	$26.37	$37.81	$18.68
Highest	$22.99	$18.86	$16.18	$26.37	$37.81	$18.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662
Total assets	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662

NET ASSETS
Accumulation units	$14,388,819	$3,790,350	$10,203,365	$6,441,199	$11,986,484	$714,101
Contracts in payout (annuitization) period	149,121	16,713	59,275	24,070	102,539	34,561
Total net assets	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662

FUND SHARE INFORMATION
Number of shares	1,305,022	233,849	318,617	544,215	519,288	18,637
Cost of investments	$15,399,682	$3,893,429	$8,840,909	$7,502,402	$10,186,575	$511,579
ACCUMULATION UNIT VALUE
Lowest	$14.62	$16.74	$13.39	$19.09	$14.87	$10.88
Highest	$17.17	$19.65	$15.72	$22.42	$17.46	$28.38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
ASSETS
Investments, at fair value	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329
Total assets	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329

NET ASSETS
Accumulation units	$236,089	$822,431	$1,120,329	$499,340	$924,574	$210,329
Contracts in payout (annuitization) period	—	6,942	—	4,285	831	—
Total net assets	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329

FUND SHARE INFORMATION
Number of shares	43,479	31,203	72,326	18,877	71,185	8,229
Cost of investments	$267,585	$618,439	$1,096,280	$384,908	$890,319	$200,887
ACCUMULATION UNIT VALUE
Lowest	$16.80	$14.69	$15.93	$12.90	$18.36	$25.69
Highest	$17.94	$18.51	$34.00	$17.53	$19.61	$27.60

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	European Equity
ASSETS
Investments, at fair value	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597
Total assets	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597

NET ASSETS
Accumulation units	$73,551	$114,804	$102,364	$31,808	$738,298	$25,796,737
Contracts in payout (annuitization) period	—	—	—	—	—	231,860
Total net assets	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597

FUND SHARE INFORMATION
Number of shares	1,882	4,365	7,084	1,204	29,356	1,614,677
Cost of investments	$52,324	$79,925	$100,469	$18,690	$688,378	$28,036,528
ACCUMULATION UNIT VALUE
Lowest	$15.71	$15.22	$16.03	$15.28	$19.95	$10.40
Highest	$25.71	$20.81	$22.96	$22.61	$28.35	$51.56

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus	Limited Duration	Money Market	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)
ASSETS
Investments, at fair value	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691
Total assets	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691

NET ASSETS
Accumulation units	$51,619,828	$6,087,160	$22,005,906	$176,898,258	$6,449,551	$55,690,113
Contracts in payout (annuitization) period	817,764	86,395	248,901	1,451,172	73,708	148,578
Total net assets	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691

FUND SHARE INFORMATION
Number of shares	4,707,145	836,525	22,254,807	3,539,381	405,675	5,021,465
Cost of investments	$50,564,046	$7,392,823	$22,254,807	$134,973,470	$7,017,637	$53,984,052
ACCUMULATION UNIT VALUE
Lowest	$17.01	$9.18	$9.11	$16.89	$9.51	$13.76
Highest	$52.05	$11.81	$23.85	$240.41	$17.94	$20.14

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced
ASSETS
Investments, at fair value	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556
Total assets	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556

NET ASSETS
Accumulation units	$23,818,318	$25,872,560	$49,675,763	$18,238	$3,033,263	$1,229,268
Contracts in payout (annuitization) period	61,899	434,524	82,971	—	6,439	91,288
Total net assets	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556

FUND SHARE INFORMATION
Number of shares	3,240,192	26,307,084	1,009,715	1,383	54,779	91,325
Cost of investments	$28,836,639	$26,307,084	$37,207,184	$20,481	$2,305,839	$1,219,279
ACCUMULATION UNIT VALUE
Lowest	$7.73	$8.28	$15.39	$16.47	$12.16	$11.84
Highest	$10.12	$10.16	$33.56	$17.76	$19.65	$15.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street	Oppenheimer Main Street Small Cap
ASSETS
Investments, at fair value	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466
Total assets	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466

NET ASSETS
Accumulation units	$555,801	$616,535	$2,409,093	$1,338,426	$1,434,836	$1,013,637
Contracts in payout (annuitization) period	—	—	3,150	123,873	14,527	829
Total net assets	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466

FUND SHARE INFORMATION
Number of shares	72,088	8,023	63,480	299,651	49,568	47,583
Cost of investments	$679,251	$409,894	$1,884,320	$1,524,192	$1,089,805	$855,304
ACCUMULATION UNIT VALUE
Lowest	$11.70	$7.73	$17.90	$3.86	$14.15	$32.28
Highest	$12.50	$19.28	$29.67	$20.46	$21.35	$34.47

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)
ASSETS
Investments, at fair value	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428
Total assets	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428

NET ASSETS
Accumulation units	$19,550,039	$7,323,368	$16,181,670	$6,546,444	$8,613,990	$41,331,897
Contracts in payout (annuitization) period	57,842	29,765	53,555	15,616	116,295	334,531
Total net assets	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428

FUND SHARE INFORMATION
Number of shares	357,808	514,925	2,133,407	88,821	232,250	8,333,286
Cost of investments	$14,614,972	$7,376,355	$18,221,289	$4,306,653	$6,987,716	$44,193,347
ACCUMULATION UNIT VALUE
Lowest	$17.81	$13.01	$7.87	$19.62	$24.53	$14.90
Highest	$21.34	$15.69	$9.25	$23.66	$29.59	$17.98

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630
Total assets	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630

NET ASSETS
Accumulation units	$32,889,781	$14,000,894	$961	$17,972	$1,600	$1,012,630
Contracts in payout (annuitization) period	267,027	215,813	—	—	—	—
Total net assets	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630

FUND SHARE INFORMATION
Number of shares	1,144,127	675,378	91	17,972	151	144,868
Cost of investments	$25,178,893	$12,268,956	$936	$17,972	$1,628	$2,446,703
ACCUMULATION UNIT VALUE
Lowest	$19.68	$27.37	$17.21	$9.67	$16.92	$4.54
Highest	$23.75	$33.01	$17.21	$9.67	$16.92	$5.16

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Profunds VP	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials	ProFund VP Health Care	ProFund VP Telecommunications
ASSETS
Investments, at fair value	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667
Total assets	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667

NET ASSETS
Accumulation units	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667

FUND SHARE INFORMATION
Number of shares	61,946	171,421	1,053,519	53	26	196
Cost of investments	$845,329	$2,229,561	$11,445,251	$1,013	$764	$1,495
ACCUMULATION UNIT VALUE
Lowest	$12.75	$11.46	$13.14	$8.78	$19.90	$10.14
Highest	$14.50	$13.03	$14.93	$19.40	$26.54	$14.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities	VT Diversified Income	VT Equity Income	VT George Putnam Balanced
ASSETS
Investments, at fair value	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574
Total assets	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574

NET ASSETS
Accumulation units	$12,093	$15,008,925	$3,316,655	$19,361,624	$59,283,005	$44,159,807
Contracts in payout (annuitization) period	—	271,317	—	100,865	296,437	343,767
Total net assets	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574

FUND SHARE INFORMATION
Number of shares	305	1,572,041	200,523	3,129,017	2,764,707	4,541,181
Cost of investments	$8,136	$17,555,614	$3,293,453	$23,923,152	$32,044,584	$43,640,567
ACCUMULATION UNIT VALUE
Lowest	$11.00	$9.19	$19.53	$13.46	$13.03	$12.87
Highest	$17.54	$19.42	$27.81	$20.27	$27.60	$16.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities	VT Growth and Income	VT Growth Opportunities
ASSETS
Investments, at fair value	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002
Total assets	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002

NET ASSETS
Accumulation units	$20,812,159	$13,598,485	$29,348,351	$8,410,441	$114,621,028	$9,172,047
Contracts in payout (annuitization) period	44,292	42,700	80,946	43,515	437,710	39,955
Total net assets	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002

FUND SHARE INFORMATION
Number of shares	1,211,880	892,164	1,464,873	719,486	4,848,662	1,145,771
Cost of investments	$18,752,490	$13,069,365	$19,323,998	$9,889,053	$102,343,716	$7,545,847
ACCUMULATION UNIT VALUE
Lowest	$14.28	$7.08	$20.67	$10.63	$13.07	$6.90
Highest	$22.35	$16.67	$30.71	$21.60	$21.27	$21.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT Income	VT International Equity	VT International Growth	VT International Value	VT Investors
ASSETS
Investments, at fair value	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259
Total assets	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259

NET ASSETS
Accumulation units	$25,963,119	$59,587,313	$63,341,972	$10,636,461	$10,898,872	$45,851,888
Contracts in payout (annuitization) period	88,751	456,372	343,697	35,191	33,347	221,371
Total net assets	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259

FUND SHARE INFORMATION
Number of shares	4,371,119	5,370,634	4,872,660	562,258	1,143,538	2,753,931
Cost of investments	$29,605,340	$63,582,141	$70,620,238	$8,466,477	$14,131,623	$31,495,921
ACCUMULATION UNIT VALUE
Lowest	$14.35	$13.35	$9.01	$6.66	$10.58	$9.22
Highest	$23.06	$20.41	$19.35	$14.73	$16.32	$23.49

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Money Market	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research	VT Small Cap Value	VT Voyager
ASSETS
Investments, at fair value	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819
Total assets	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819

NET ASSETS
Accumulation units	$44,712,393	$69,764,453	$5,667,516	$21,822,396	$31,377,033	$88,476,678
Contracts in payout (annuitization) period	247,848	117,396	—	75,396	19,702	342,141
Total net assets	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819

FUND SHARE INFORMATION
Number of shares	44,960,241	2,066,288	318,758	1,087,279	2,244,227	2,031,537
Cost of investments	$44,960,241	$45,647,778	$4,815,651	$13,483,196	$34,642,296	$80,082,472
ACCUMULATION UNIT VALUE
Lowest	$8.17	$7.33	$20.72	$11.52	$17.57	$8.88
Highest	$11.49	$26.80	$28.99	$23.73	$36.65	$22.84

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth
ASSETS
Investments, at fair value	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646
Total assets	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646

NET ASSETS
Accumulation units	$354,059	$13,737,491	$37,767,784	$63,465,884	$25,030,936	$11,345,071
Contracts in payout (annuitization) period	—	71,488	681,004	961,895	89,766	36,575
Total net assets	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646

FUND SHARE INFORMATION
Number of shares	34,542	1,114,526	5,430,620	6,861,318	839,315	1,134,760
Cost of investments	$363,028	$14,866,534	$46,251,518	$69,917,093	$17,232,432	$12,068,904
ACCUMULATION UNIT VALUE
Lowest	$12.89	$14.18	$13.83	$10.31	$15.12	$21.99
Highest	$17.37	$24.90	$54.69	$54.03	$28.42	$27.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF U.S. Real Estate	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)
ASSETS
Investments, at fair value	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261
Total assets	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261

NET ASSETS
Accumulation units	$17,316,416	$7,892,419	$4,714,631	$30,922,765	$10,554,748	$22,111,657
Contracts in payout (annuitization) period	67,777	25,795	—	220,009	64,441	112,604
Total net assets	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261

FUND SHARE INFORMATION
Number of shares	857,209	1,070,029	381,752	2,221,311	1,506,268	2,376,926
Cost of investments	$12,760,131	$8,798,858	$5,373,494	$33,311,333	$12,797,703	$23,927,885
ACCUMULATION UNIT VALUE
Lowest	$28.79	$16.91	$24.72	$21.35	$12.42	$11.23
Highest	$54.22	$24.67	$29.24	$31.04	$26.37	$16.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
ASSETS
Investments, at fair value	$5,258,798	$13,443,385	$6,139,137	$29,651,736
Total assets	$5,258,798	$13,443,385	$6,139,137	$29,651,736

NET ASSETS
Accumulation units	$5,239,856	$13,414,182	$6,103,090	$29,558,807
Contracts in payout (annuitization) period	18,942	29,203	36,047	92,929
Total net assets	$5,258,798	$13,443,385	$6,139,137	$29,651,736

FUND SHARE INFORMATION
Number of shares	181,338	1,364,811	555,076	1,470,820
Cost of investments	$3,339,526	$14,803,187	$8,208,543	$22,032,120
ACCUMULATION UNIT VALUE
Lowest	$22.92	$13.74	$23.17	$28.29
Highest	$31.26	$31.40	$27.77	$38.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST Bond Portfolio 2018	AST Bond Portfolio 2019
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(83,200)	(37,480)	(123,463)	(270)	(6,285)	(5,611)
Administrative expense	(8,108)	(3,685)	(14,093)	(29)	(676)	(483)
Net investment income (loss)	(91,308)	(41,165)	(137,556)	(299)	(6,961)	(6,094)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,589,636	551,977	2,391,397	299	34,585	6,128
Cost of investments sold	1,288,021	374,971	1,605,625	252	30,246	6,459
Realized gains (losses) on fund
shares	301,615	177,006	785,772	47	4,339	(331)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	301,615	177,006	785,772	47	4,339	(331)
Change in unrealized gains
(losses)	(473,774)	(148,782)	(716,588)	(623)	(489)	3,778
Net realized and change in
unrealized gains (losses) on
investments	(172,159)	28,224	69,184	(576)	3,850	3,447

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(263,467)	$(12,941)	$(68,372)	$(875)	$(3,111)	$(2,647)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026*	AST Capital Growth Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,490)	(2,359)	(2,738)	(11,173)	(1,112)	(87,547)
Administrative expense	(222)	(260)	(281)	(1,145)	(103)	(8,868)
Net investment income (loss)	(2,712)	(2,619)	(3,019)	(12,318)	(1,215)	(96,415)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,712	580,039	503,230	560,477	54,449	1,931,212
Cost of investments sold	2,477	524,178	482,915	546,216	53,253	1,295,093
Realized gains (losses) on fund
shares	235	55,861	20,315	14,261	1,196	636,119
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	235	55,861	20,315	14,261	1,196	636,119
Change in unrealized gains
(losses)	2,827	(49,848)	(16,709)	17,475	1,275	(584,847)
Net realized and change in
unrealized gains (losses) on
investments	3,062	6,013	3,606	31,736	2,471	51,272

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$350	$3,394	$587	$19,418	$1,256	$(45,143)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Asset Allocation*	AST FI Pyramis® Quantitative	AST Franklin Templeton Founding Funds Allocation*	AST Global Real Estate
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(724)	(11,154)	(3,509)	(27,587)	(29,768)	(37)
Administrative expense	(93)	(866)	(379)	(2,940)	(3,612)	(4)
Net investment income (loss)	(817)	(12,020)	(3,888)	(30,527)	(33,380)	(41)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	76,311	12,011	589,982	693,844	3,205,962	172
Cost of investments sold	59,387	11,988	493,205	576,383	2,589,717	113
Realized gains (losses) on fund
shares	16,924	23	96,777	117,461	616,245	59
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	16,924	23	96,777	117,461	616,245	59
Change in unrealized gains
(losses)	(13,512)	(5,308)	(92,471)	(91,046)	(703,401)	(55)
Net realized and change in
unrealized gains (losses) on
investments	3,412	(5,285)	4,306	26,415	(87,156)	4

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,595	$(17,305)	$418	$(4,112)	$(120,536)	$(37)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Herndon Large-Cap Value	AST High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(348)	(782)	(6,298)	(89)	(282)	(689)
Administrative expense	(40)	(106)	(750)	(11)	(36)	(103)
Net investment income (loss)	(388)	(888)	(7,048)	(100)	(318)	(792)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,031	2,420	85,717	246	9,050	32,341
Cost of investments sold	5,641	1,791	68,674	139	8,334	28,397
Realized gains (losses) on fund
shares	390	629	17,043	107	716	3,944
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	390	629	17,043	107	716	3,944
Change in unrealized gains
(losses)	(1,770)	(4,695)	(21,549)	(537)	(1,841)	(5,629)
Net realized and change in
unrealized gains (losses) on
investments	(1,380)	(4,066)	(4,506)	(430)	(1,125)	(1,685)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,768)	$(4,954)	$(11,554)	$(530)	$(1,443)	$(2,477)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(503)	(669)	(32,431)	(1,513)	(721)	(44,980)
Administrative expense	(70)	(90)	(3,487)	(202)	(76)	(4,651)
Net investment income (loss)	(573)	(759)	(35,918)	(1,715)	(797)	(49,631)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,014	2,043	1,079,122	75,906	801	782,577
Cost of investments sold	5,414	2,138	1,030,055	62,912	672	604,613
Realized gains (losses) on fund
shares	600	(95)	49,067	12,994	129	177,964
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	600	(95)	49,067	12,994	129	177,964
Change in unrealized gains
(losses)	927	612	(23,462)	(13,153)	(1,456)	(178,860)
Net realized and change in
unrealized gains (losses) on
investments	1,527	517	25,605	(159)	(1,327)	(896)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$954	$(242)	$(10,313)	$(1,874)	$(2,124)	$(50,527)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Large-Cap Value	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Mid-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(85)	(2,178)	(591)	(679)	(35)	(586)
Administrative expense	(13)	(267)	(85)	(103)	(4)	(68)
Net investment income (loss)	(98)	(2,445)	(676)	(782)	(39)	(654)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,135	7,021	3,953	2,084	445	1,169
Cost of investments sold	7,896	4,501	3,440	1,430	230	543
Realized gains (losses) on fund
shares	239	2,520	513	654	215	626
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	239	2,520	513	654	215	626
Change in unrealized gains
(losses)	(511)	14,598	(826)	(1,580)	27	(3,597)
Net realized and change in
unrealized gains (losses) on
investments	(272)	17,118	(313)	(926)	242	(2,971)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(370)	$14,673	$(989)	$(1,708)	$203	$(3,625)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Money Market	AST Neuberger Berman/LSV Mid-Cap Value	AST Neuberger Berman Mid-Cap Growth*	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Limited Maturity Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,910)	(319)	(480)	(1,006)	(162)	(1,013)
Administrative expense	(841)	(40)	(70)	(81)	(20)	(144)
Net investment income (loss)	(8,751)	(359)	(550)	(1,087)	(182)	(1,157)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,311,610	3,498	58,608	8,530	567	6,533
Cost of investments sold	1,311,610	2,421	34,653	8,194	601	6,899
Realized gains (losses) on fund
shares	—	1,077	23,955	336	(34)	(366)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	—	1,077	23,955	336	(34)	(366)
Change in unrealized gains
(losses)	—	(2,550)	(21,755)	718	(2,301)	848
Net realized and change in
unrealized gains (losses) on
investments	—	(1,473)	2,200	1,054	(2,335)	482

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,751)	$(1,832)	$1,650	$(33)	$(2,517)	$(675)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Schroders Global Tactical
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,189)	(102,487)	(132,445)	(572)	(22,733)	(7,801)
Administrative expense	(159)	(10,937)	(14,137)	(83)	(2,260)	(988)
Net investment income (loss)	(1,348)	(113,424)	(146,582)	(655)	(24,993)	(8,789)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	23,095	2,264,126	2,699,135	4,962	221,298	133,012
Cost of investments sold	21,932	1,893,143	2,164,730	3,664	165,881	107,517
Realized gains (losses) on fund
shares	1,163	370,983	534,405	1,298	55,417	25,495
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,163	370,983	534,405	1,298	55,417	25,495
Change in unrealized gains
(losses)	(3,178)	(354,347)	(640,924)	414	(56,643)	(33,440)
Net realized and change in
unrealized gains (losses) on
investments	(2,015)	16,636	(106,519)	1,712	(1,226)	(7,945)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,363)	$(96,788)	$(253,101)	$1,057	$(26,219)	$(16,734)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Schroders Multi-Asset World Strategies*	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,309)	(10)	(284)	(344)	(594)	(73,499)
Administrative expense	(759)	(1)	(40)	(45)	(77)	(7,321)
Net investment income (loss)	(8,068)	(11)	(324)	(389)	(671)	(80,820)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	660,901	925	3,808	2,020	5,716	2,072,759
Cost of investments sold	504,654	852	2,764	1,312	5,999	1,431,607
Realized gains (losses) on fund
shares	156,247	73	1,044	708	(283)	641,152
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	156,247	73	1,044	708	(283)	641,152
Change in unrealized gains
(losses)	(164,301)	(74)	(630)	(2,022)	(2,035)	(638,867)
Net realized and change in
unrealized gains (losses) on
investments	(8,054)	(1)	414	(1,314)	(2,318)	2,285

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(16,122)	$(12)	$90	$(1,703)	$(2,989)	$(78,535)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Equity Income*	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	AB VPS Growth*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(902)	(198)	(1,046)	(2,791)	(107)	(267,063)
Administrative expense	(92)	(29)	(122)	(301)	(19)	(24,781)
Net investment income (loss)	(994)	(227)	(1,168)	(3,092)	(126)	(291,844)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	75,234	1,356	31,782	70,326	762	4,261,932
Cost of investments sold	51,634	954	42,990	60,878	703	2,556,712
Realized gains (losses) on fund
shares	23,600	402	(11,208)	9,448	59	1,705,220
Realized gain distributions	—	—	—	—	—	3,139,510
Net realized gains (losses)	23,600	402	(11,208)	9,448	59	4,844,730
Change in unrealized gains
(losses)	(28,370)	1,357	(3,578)	(11,057)	101	(3,338,528)
Net realized and change in
unrealized gains (losses) on
investments	(4,770)	1,759	(14,786)	(1,609)	160	1,506,202

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,764)	$1,532	$(15,954)	$(4,701)	$34	$1,214,358

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income*	AB VPS International Value*	AB VPS Large Cap Growth*	AB VPS Small/Mid Cap Value*	AB VPS Value*	American Century VP Balanced
NET INVESTMENT INCOME (LOSS)
Dividends	$585,437	$207,380	$—	$63,043	$15,280	$161
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(780,271)	(147,375)	(249,337)	(186,436)	(13,021)	(146)
Administrative expense	(57,513)	(18,862)	(19,082)	(23,594)	(1,582)	(11)
Net investment income (loss)	(252,347)	41,143	(268,419)	(146,987)	677	4

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	9,303,691	2,287,151	3,504,305	2,740,215	175,847	11,485
Cost of investments sold	6,596,027	2,607,167	1,935,825	2,280,701	138,226	11,390
Realized gains (losses) on fund
shares	2,707,664	(320,016)	1,568,480	459,514	37,621	95
Realized gain distributions	—	—	1,473,003	1,939,612	—	1,082
Net realized gains (losses)	2,707,664	(320,016)	3,041,483	2,399,126	37,621	1,177
Change in unrealized gains
(losses)	(2,558,046)	443,306	(1,402,073)	(3,095,174)	(111,368)	(1,600)
Net realized and change in
unrealized gains (losses) on
investments	149,618	123,290	1,639,410	(696,048)	(73,747)	(423)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(102,729)	$164,433	$1,370,991	$(843,035)	$(73,070)	$(419)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A*	Deutsche Global Small Cap VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$22	$8,744	$7,767	$5,163	$8,716	$10,242
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(78)	(1,030)	(4,866)	(2,598)	(906)	(4,415)
Administrative expense	(7)	(769)	(3,522)	(1,844)	(644)	(3,144)
Net investment income (loss)	(63)	6,945	(621)	721	7,166	2,683

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	89	121,035	143,300	94,609	13,416	199,205
Cost of investments sold	65	126,362	97,777	61,948	17,476	197,786
Realized gains (losses) on fund
shares	24	(5,327)	45,523	32,661	(4,060)	1,419
Realized gain distributions	—	—	143,778	1,399	—	111,547
Net realized gains (losses)	24	(5,327)	189,301	34,060	(4,060)	112,966
Change in unrealized gains
(losses)	—	(3,472)	(90,894)	(6,424)	(15,793)	(106,459)
Net realized and change in
unrealized gains (losses) on
investments	24	(8,799)	98,407	27,636	(19,853)	6,507

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(39)	$(1,854)	$97,786	$28,357	$(12,687)	$9,190

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Growth & Income
NET INVESTMENT INCOME (LOSS)
Dividends	$36,894	$18	$—	$226	$10,594	$661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,873)	(783)	(1,784)	(263)	(7,782)	(1,040)
Administrative expense	(3,483)	(546)	(1,275)	(22)	(587)	(80)
Net investment income (loss)	28,538	(1,311)	(3,059)	(59)	2,225	(459)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	169,289	111,222	49,370	293	44,020	21,218
Cost of investments sold	162,373	111,222	34,975	228	28,608	12,813
Realized gains (losses) on fund
shares	6,916	—	14,395	65	15,412	8,405
Realized gain distributions	31,170	—	33,540	2,831	16,101	7,101
Net realized gains (losses)	38,086	—	47,935	2,896	31,513	15,506
Change in unrealized gains
(losses)	(93,346)	—	(51,010)	(3,823)	(35,019)	(14,487)
Net realized and change in
unrealized gains (losses) on
investments	(55,260)	—	(3,075)	(927)	(3,506)	1,019

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(26,722)	$(1,311)	$(6,134)	$(986)	$(1,281)	$560

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Money Market	Federated Prime Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Growth	VIP High Income
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$40	$42,286	$20,952	$8,297	$33,264
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,699)	(58,806)	(53,411)	(9,108)	(41,869)	(6,359)
Administrative expense	(483)	(4,474)	(4,278)	(697)	(3,327)	(517)
Net investment income (loss)	(7,180)	(63,240)	(15,403)	11,147	(36,899)	26,388

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,688,059	798,843	694,327	133,525	525,164	42,330
Cost of investments sold	2,688,059	798,843	511,870	130,294	310,070	44,531
Realized gains (losses) on fund
shares	—	—	182,457	3,231	215,094	(2,201)
Realized gain distributions	—	—	393,393	68,204	107,253	—
Net realized gains (losses)	—	—	575,850	71,435	322,347	(2,201)
Change in unrealized gains
(losses)	—	—	(580,643)	(120,930)	(90,206)	(48,369)
Net realized and change in
unrealized gains (losses) on
investments	—	—	(4,793)	(49,495)	232,141	(50,570)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,180)	$(63,240)	$(20,196)	$(38,348)	$195,242	$(24,182)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$69,837	$27,059	$8,274	$335	$281,243	$15,974
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(45,784)	(12,503)	(8,094)	(219)	(548,529)	(7,975)
Administrative expense	(3,646)	(1,077)	(665)	(15)	(72,963)	(552)
Net investment income (loss)	20,407	13,479	(485)	101	(340,249)	7,447

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	599,998	202,972	166,512	234	11,119,697	90,728
Cost of investments sold	386,975	199,773	148,199	146	8,960,235	88,290
Realized gains (losses) on fund
shares	213,023	3,199	18,313	88	2,159,462	2,438
Realized gain distributions	2,451	928	611	21	3,698,567	56,292
Net realized gains (losses)	215,474	4,127	18,924	109	5,858,029	58,730
Change in unrealized gains
(losses)	(234,763)	(35,406)	4,462	(610)	(5,847,555)	(96,485)
Net realized and change in
unrealized gains (losses) on
investments	(19,289)	(31,279)	23,386	(501)	10,474	(37,755)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,118	$(17,800)	$22,901	$(400)	$(329,775)	$(30,308)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$66,350	$58,352	$23,173	$17,769	$776	$47
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(61,961)	(54,374)	(27,344)	(19,035)	(114,082)	(2,229)
Administrative expense	(8,095)	(7,244)	(3,688)	(2,607)	(13,526)	(152)
Net investment income (loss)	(3,706)	(3,266)	(7,859)	(3,873)	(126,832)	(2,334)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	695,829	673,344	886,879	856,490	5,352,852	22,572
Cost of investments sold	591,246	558,710	792,523	825,800	5,352,852	11,586
Realized gains (losses) on fund
shares	104,583	114,634	94,356	30,690	—	10,986
Realized gain distributions	11,947	15,894	9,002	1,576	—	4,849
Net realized gains (losses)	116,530	130,528	103,358	32,266	—	15,835
Change in unrealized gains
(losses)	(202,605)	(195,744)	(130,262)	(61,157)	—	(5,346)
Net realized and change in
unrealized gains (losses) on
investments	(86,075)	(65,216)	(26,904)	(28,891)	—	10,489

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(89,781)	$(68,482)	$(34,763)	$(32,764)	$(126,832)	$8,155

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)*	VIP Growth Stock (Service Class 2)*	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$101,231	$41	$2,482	$193,906	$140,977	$23
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(87,114)	(13,696)	(6,759)	(48,118)	(118,094)	(18)
Administrative expense	(10,943)	(1,808)	(887)	(6,077)	(14,945)	(1)
Net investment income (loss)	3,174	(15,463)	(5,164)	139,711	7,938	4

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,345,492	266,928	1,673,976	1,004,898	1,557,765	492
Cost of investments sold	961,906	273,492	1,461,461	1,028,327	1,207,097	504
Realized gains (losses) on fund
shares	383,586	(6,564)	212,515	(23,429)	350,668	(12)
Realized gain distributions	304,286	131,369	149,675	—	5,133	1
Net realized gains (losses)	687,872	124,805	362,190	(23,429)	355,801	(11)
Change in unrealized gains
(losses)	(920,860)	(146,455)	(270,057)	(265,360)	(419,508)	(22)
Net realized and change in
unrealized gains (losses) on
investments	(232,988)	(21,650)	92,133	(288,789)	(63,707)	(33)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(229,814)	$(37,113)	$86,969	$(149,078)	$(55,769)	$(29)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$25,657	$329	$—	$810,816	$570,247	$4,660,534
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(161,669)	(537)	(26,028)	(346,081)	(126,450)	(1,443,327)
Administrative expense	(21,260)	(32)	(3,272)	(46,639)	(11,539)	(168,156)
Net investment income (loss)	(157,272)	(240)	(29,300)	418,096	432,258	3,049,051

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,092,505	7,344	429,603	5,482,848	1,570,475	28,362,565
Cost of investments sold	2,882,984	6,237	414,314	4,509,702	1,629,130	28,126,092
Realized gains (losses) on fund
shares	209,521	1,107	15,289	973,146	(58,655)	236,473
Realized gain distributions	1,439,517	29	1,037,793	548,847	—	—
Net realized gains (losses)	1,649,038	1,136	1,053,082	1,521,993	(58,655)	236,473
Change in unrealized gains
(losses)	(1,763,835)	(166)	(972,360)	(2,533,160)	(1,234,392)	(11,659,540)
Net realized and change in
unrealized gains (losses) on
investments	(114,797)	970	80,722	(1,011,167)	(1,293,047)	(11,423,067)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(272,069)	$730	$51,422	$(593,071)	$(860,789)	$(8,374,016)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$71,449	$388,327	$1,729,762	$150,709	$—	$356,256
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(376,637)	(204,732)	(838,141)	(338,938)	(13,901)	(197,935)
Administrative expense	(50,798)	(27,714)	(101,001)	(43,060)	(1,727)	(27,124)
Net investment income (loss)	(355,986)	155,881	790,620	(231,289)	(15,628)	131,197

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,630,326	2,822,806	14,488,913	5,128,643	178,383	3,491,891
Cost of investments sold	5,738,955	2,704,191	11,399,287	4,137,942	144,262	3,563,551
Realized gains (losses) on fund
shares	1,891,371	118,615	3,089,626	990,701	34,121	(71,660)
Realized gain distributions	6,708,649	781,572	3,816,560	3,466,087	235,786	—
Net realized gains (losses)	8,600,020	900,187	6,906,186	4,456,788	269,907	(71,660)
Change in unrealized gains
(losses)	(7,012,464)	(1,736,807)	(11,137,085)	(6,334,109)	(285,756)	(209,385)
Net realized and change in
unrealized gains (losses) on
investments	1,587,556	(836,620)	(4,230,899)	(1,877,321)	(15,849)	(281,045)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,231,570	$(680,739)	$(3,440,279)	$(2,108,610)	$(31,477)	$(149,848)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$191,596	$1,867,638	$103,971	$22,776	$40,153	$10,257
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(138,621)	(839,275)	(18,104)	(11,599)	(45,474)	(39,099)
Administrative expense	(18,253)	(100,001)	(1,945)	(886)	(5,721)	(5,138)
Net investment income (loss)	34,722	928,362	83,922	10,291	(11,042)	(33,980)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,217,965	13,323,835	202,703	114,511	660,977	402,658
Cost of investments sold	2,792,557	13,114,872	199,458	99,449	665,614	367,804
Realized gains (losses) on fund
shares	(574,592)	208,963	3,245	15,062	(4,637)	34,854
Realized gain distributions	1,220,113	1,907,570	6,753	—	324,125	184,676
Net realized gains (losses)	645,521	2,116,533	9,998	15,062	319,488	219,530
Change in unrealized gains
(losses)	(2,785,050)	(7,031,400)	(170,423)	(93,287)	(481,307)	(470,429)
Net realized and change in
unrealized gains (losses) on
investments	(2,139,529)	(4,914,867)	(160,425)	(78,225)	(161,819)	(250,899)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,104,807)	$(3,986,505)	$(76,503)	$(67,934)	$(172,861)	$(284,879)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock
NET INVESTMENT INCOME (LOSS)
Dividends	$13,736	$87	$59,446	$—	$122,117	$517,252
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(76,996)	(292)	(67,935)	(1,131,446)	(648,834)	(373,744)
Administrative expense	(9,661)	(26)	(8,691)	(82,349)	(46,234)	(27,220)
Net investment income (loss)	(72,921)	(231)	(17,180)	(1,213,795)	(572,951)	116,288

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,597,784	338	979,130	13,300,864	8,362,584	5,028,792
Cost of investments sold	1,418,558	255	689,213	8,654,964	6,298,091	3,297,680
Realized gains (losses) on fund
shares	179,226	83	289,917	4,645,900	2,064,493	1,731,112
Realized gain distributions	580,953	1,489	262,923	428,457	4,800,354	73,237
Net realized gains (losses)	760,179	1,572	552,840	5,074,357	6,864,847	1,804,349
Change in unrealized gains
(losses)	(834,940)	(855)	(620,887)	(1,002,543)	(10,388,710)	(3,887,030)
Net realized and change in
unrealized gains (losses) on
investments	(74,761)	717	(68,047)	4,071,814	(3,523,863)	(2,082,681)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(147,682)	$486	$(85,227)	$2,858,019	$(4,096,814)	$(1,966,393)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond*	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Securities
NET INVESTMENT INCOME (LOSS)
Dividends	$850,909	$328,601	$2,388,437	$638,973	$411,170	$175,486
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,032,588)	(98,530)	(1,888,260)	(334,465)	(413,931)	(106,221)
Administrative expense	(77,643)	(7,482)	(137,446)	(24,650)	(30,780)	(8,174)
Net investment income (loss)	(259,322)	222,589	362,731	279,858	(33,541)	61,091

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,550,643	1,724,554	21,419,062	4,872,226	4,995,688	1,564,829
Cost of investments sold	8,130,818	1,962,926	11,623,312	4,170,920	4,565,925	1,614,464
Realized gains (losses) on fund
shares	4,419,825	(238,372)	9,795,750	701,306	429,763	(49,635)
Realized gain distributions	7,781,604	—	—	2,214,657	1,062,928	—
Net realized gains (losses)	12,201,429	(238,372)	9,795,750	2,915,963	1,492,691	(49,635)
Change in unrealized gains
(losses)	(17,355,704)	(102,116)	(9,004,799)	(4,101,600)	(2,177,899)	(93,186)
Net realized and change in
unrealized gains (losses) on
investments	(5,154,275)	(340,488)	790,951	(1,185,637)	(685,208)	(142,821)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,413,597)	$(117,899)	$1,153,682	$(905,779)	$(718,749)	$(81,730)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Money Market
NET INVESTMENT INCOME (LOSS)
Dividends	$714,164	$280,608	$85,364	$35,015	$—	$580
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(178,910)	(254,748)	(79,652)	(141,317)	(106,248)	(69,251)
Administrative expense	(12,868)	(19,465)	(6,146)	(10,380)	(8,159)	(5,337)
Net investment income (loss)	522,386	6,395	(434)	(116,682)	(114,407)	(74,008)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,728,482	3,091,939	986,942	1,612,396	932,385	1,852,397
Cost of investments sold	2,832,285	1,987,519	924,237	1,418,617	648,660	1,852,397
Realized gains (losses) on fund
shares	(103,803)	1,104,420	62,705	193,779	283,725	—
Realized gain distributions	—	—	2,127,477	940,333	606,035	—
Net realized gains (losses)	(103,803)	1,104,420	2,190,182	1,134,112	889,760	—
Change in unrealized gains
(losses)	(981,939)	(1,748,741)	(2,396,506)	(1,533,549)	(772,160)	—
Net realized and change in
unrealized gains (losses) on
investments	(1,085,742)	(644,321)	(206,324)	(399,437)	117,600	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(563,356)	$(637,926)	$(206,758)	$(516,119)	$3,193	$(74,008)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II
NET INVESTMENT INCOME (LOSS)
Dividends	$581,986	$—	$179,373	$—	$1,987	$1,450,954
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(462,066)	(38,689)	(89,934)	(354,887)	(382,524)	(1,401,457)
Administrative expense	(33,229)	(2,950)	(6,899)	(33,419)	(49,525)	(143,415)
Net investment income (loss)	86,691	(41,639)	82,540	(388,306)	(430,062)	(93,918)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,945,809	520,785	1,157,311	4,396,369	6,300,581	19,389,577
Cost of investments sold	3,750,355	369,358	1,005,916	2,186,419	4,922,877	12,549,821
Realized gains (losses) on fund
shares	2,195,454	151,427	151,395	2,209,950	1,377,704	6,839,756
Realized gain distributions	2,908,883	288,666	503,496	116,721	2,997,761	239,624
Net realized gains (losses)	5,104,337	440,093	654,891	2,326,671	4,375,465	7,079,380
Change in unrealized gains
(losses)	(5,336,658)	(245,560)	(1,539,697)	(1,262,935)	(6,543,207)	(13,881,257)
Net realized and change in
unrealized gains (losses) on
investments	(232,321)	194,533	(884,806)	1,063,736	(2,167,742)	(6,801,877)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(145,630)	$152,894	$(802,266)	$675,430	$(2,597,804)	$(6,895,795)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II*	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Securities II
NET INVESTMENT INCOME (LOSS)
Dividends	$14,935	$6,496	$482,709	$687,316	$145,721	$5,585
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(26,853)	(2,240)	(530,148)	(464,091)	(235,644)	(4,601)
Administrative expense	(2,859)	(147)	(42,163)	(52,192)	(19,403)	(288)
Net investment income (loss)	(14,777)	4,109	(89,602)	171,033	(109,326)	696

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	270,150	3,232	5,316,228	7,638,621	2,655,554	8,827
Cost of investments sold	182,659	3,648	3,130,558	6,040,392	2,377,711	9,210
Realized gains (losses) on fund
shares	87,491	(416)	2,185,670	1,598,229	277,843	(383)
Realized gain distributions	170,601	—	—	2,655,510	491,409	—
Net realized gains (losses)	258,092	(416)	2,185,670	4,253,739	769,252	(383)
Change in unrealized gains
(losses)	(379,273)	(6,986)	(2,029,218)	(5,660,998)	(1,040,607)	(4,963)
Net realized and change in
unrealized gains (losses) on
investments	(121,181)	(7,402)	156,452	(1,407,259)	(271,355)	(5,346)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(135,958)	$(3,293)	$66,850	$(1,236,226)	$(380,681)	$(4,650)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,189,995	$417,260	$29,303	$1,734	$1,658	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(694,527)	(135,603)	(33,868)	(2,143)	(25,184)	(138,864)
Administrative expense	(90,223)	(11,733)	(4,070)	(150)	(2,641)	(13,309)
Net investment income (loss)	405,245	269,924	(8,635)	(559)	(26,167)	(152,173)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	10,252,279	1,919,458	420,060	14,422	450,518	2,430,353
Cost of investments sold	8,264,531	2,000,141	360,198	14,246	432,276	1,838,689
Realized gains (losses) on fund
shares	1,987,748	(80,683)	59,862	176	18,242	591,664
Realized gain distributions	6,963,021	—	—	53,540	151,236	683,072
Net realized gains (losses)	8,950,769	(80,683)	59,862	53,716	169,478	1,274,736
Change in unrealized gains
(losses)	(11,601,391)	(559,535)	(141,470)	(58,851)	(230,018)	(1,177,902)
Net realized and change in
unrealized gains (losses) on
investments	(2,650,622)	(640,218)	(81,608)	(5,135)	(60,540)	96,834

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,245,377)	$(370,294)	$(90,243)	$(5,694)	$(86,707)	$(55,339)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Money Market II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$71	$769,859	$—	$96,771	$—	$3
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,351)	(830,506)	(155)	(66,471)	(161)	(7)
Administrative expense	(652)	(73,812)	(11)	(7,737)	(11)	—
Net investment income (loss)	(9,932)	(134,459)	(166)	22,563	(172)	(4)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	104,474	9,149,273	2,615	767,274	751	192
Cost of investments sold	104,474	5,729,775	1,849	641,835	595	195
Realized gains (losses) on fund
shares	—	3,419,498	766	125,439	156	(3)
Realized gain distributions	—	4,560,187	1,004	317,975	2,286	1
Net realized gains (losses)	—	7,979,685	1,770	443,414	2,442	(2)
Change in unrealized gains
(losses)	—	(8,282,116)	(1,059)	(997,576)	(1,168)	(98)
Net realized and change in
unrealized gains (losses) on
investments	—	(302,431)	711	(554,162)	1,274	(100)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,932)	$(436,890)	$545	$(531,599)	$1,102	$(104)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock
NET INVESTMENT INCOME (LOSS)
Dividends	$19	$606,803	$47,406	$130,486	$—	$74,555
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(28)	(237,592)	(66,355)	(166,408)	(110,533)	(201,472)
Administrative expense	(2)	(32,849)	(8,873)	(22,449)	(14,965)	(26,840)
Net investment income (loss)	(11)	336,362	(27,822)	(58,371)	(125,498)	(153,757)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,047	5,148,757	1,397,011	3,410,793	2,449,334	3,783,604
Cost of investments sold	989	5,037,906	1,290,269	2,651,170	2,524,474	2,766,907
Realized gains (losses) on fund
shares	58	110,851	106,742	759,623	(75,140)	1,016,697
Realized gain distributions	57	107,583	344,301	558,581	698,237	767,927
Net realized gains (losses)	115	218,434	451,043	1,318,204	623,097	1,784,624
Change in unrealized gains
(losses)	(233)	(942,208)	(649,807)	(1,766,147)	(310,651)	(2,324,177)
Net realized and change in
unrealized gains (losses) on
investments	(118)	(723,774)	(198,764)	(447,943)	312,446	(539,553)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(129)	$(387,412)	$(226,586)	$(506,314)	$186,948	$(693,310)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,222	$18,143	$7,871	$—	$4,434	$32,695
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,004)	(4,779)	(12,681)	(14,813)	(8,015)	(10,393)
Administrative expense	(781)	(414)	(994)	(1,226)	(587)	(886)
Net investment income (loss)	(9,563)	12,950	(5,804)	(16,039)	(4,168)	21,416

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	133,061	439,705	344,169	401,623	141,009	53,734
Cost of investments sold	88,223	436,518	215,148	354,189	101,303	50,079
Realized gains (losses) on fund
shares	44,838	3,187	129,021	47,434	39,706	3,655
Realized gain distributions	42,524	—	92,567	37,698	45,746	—
Net realized gains (losses)	87,362	3,187	221,588	85,132	85,452	3,655
Change in unrealized gains
(losses)	(30,928)	(21,983)	(222,102)	(86,142)	(85,171)	(44,279)
Net realized and change in
unrealized gains (losses) on
investments	56,434	(18,796)	(514)	(1,010)	281	(40,624)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$46,871	$(5,846)	$(6,318)	$(17,049)	$(3,887)	$(19,208)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,108	$—	$824	$—	$151	$37,719
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,179)	(1,145)	(1,745)	(1,610)	(525)	(13,662)
Administrative expense	(242)	(78)	(123)	(111)	(37)	(955)
Net investment income (loss)	6,687	(1,223)	(1,044)	(1,721)	(411)	23,102

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,878	14,536	18,117	7,500	10,361	488,651
Cost of investments sold	11,492	7,322	10,488	6,703	5,260	346,671
Realized gains (losses) on fund
shares	4,386	7,214	7,629	797	5,101	141,980
Realized gain distributions	16,693	4,044	12,957	3,599	2,487	66,201
Net realized gains (losses)	21,079	11,258	20,586	4,396	7,588	208,181
Change in unrealized gains
(losses)	(66,991)	(5,906)	(21,102)	(6,303)	(7,519)	(392,638)
Net realized and change in
unrealized gains (losses) on
investments	(45,912)	5,352	(516)	(1,907)	69	(184,457)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(39,225)	$4,129	$(1,560)	$(3,628)	$(342)	$(161,355)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	European Equity	Income Plus	Limited Duration	Money Market	Multi Cap Growth	European Equity (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$1,536,567	$2,279,278	$89,517	$2,442	$—	$357,660
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(395,397)	(753,279)	(92,807)	(322,828)	(2,436,577)	(123,819)
Administrative expense	(28,381)	(55,305)	(6,782)	(23,606)	(167,541)	(9,273)
Net investment income (loss)	1,112,789	1,470,694	(10,072)	(343,992)	(2,604,118)	224,568

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,077,824	9,577,275	1,185,568	10,058,214	28,779,991	1,611,397
Cost of investments sold	3,903,289	8,788,959	1,409,130	10,058,214	19,221,792	1,516,343
Realized gains (losses) on fund
shares	174,535	788,316	(223,562)	—	9,558,199	95,054
Realized gain distributions	—	35,807	—	—	32,300,391	—
Net realized gains (losses)	174,535	824,123	(223,562)	—	41,858,590	95,054
Change in unrealized gains
(losses)	(3,009,727)	(4,182,321)	128,665	—	(26,100,110)	(764,731)
Net realized and change in
unrealized gains (losses) on
investments	(2,835,192)	(3,358,198)	(94,897)	—	15,758,480	(669,677)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,722,403)	$(1,887,504)	$(104,969)	$(343,992)	$13,154,362	$(445,109)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation
NET INVESTMENT INCOME (LOSS)
Dividends	$2,307,259	$264,296	$2,830	$—	$154	$2,958
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(961,523)	(412,659)	(439,376)	(848,281)	(300)	(40,905)
Administrative expense	(95,199)	(35,484)	(42,809)	(68,310)	(20)	(3,222)
Net investment income (loss)	1,250,537	(183,847)	(479,355)	(916,591)	(166)	(41,169)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,451,023	4,257,679	8,856,179	9,068,166	646	446,154
Cost of investments sold	11,550,575	5,098,675	8,856,179	5,996,377	621	298,702
Realized gains (losses) on fund
shares	900,448	(840,996)	—	3,071,789	25	147,452
Realized gain distributions	39,178	—	—	9,324,117	1,553	566,261
Net realized gains (losses)	939,626	(840,996)	—	12,395,906	1,578	713,713
Change in unrealized gains
(losses)	(4,507,969)	513,242	—	(8,082,905)	(4,200)	(601,334)
Net realized and change in
unrealized gains (losses) on
investments	(3,568,343)	(327,754)	—	4,313,001	(2,622)	112,379

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,317,806)	$(511,601)	$(479,355)	$3,396,410	$(2,788)	$71,210

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Conservative Balanced*	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
NET INVESTMENT INCOME (LOSS)
Dividends	$31,740	$23,393	$—	$32,977	$90,577	$14,715
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(18,839)	(7,266)	(9,000)	(31,225)	(20,859)	(21,504)
Administrative expense	(1,415)	(601)	(648)	(2,573)	(1,569)	(1,576)
Net investment income (loss)	11,486	15,526	(9,648)	(821)	68,149	(8,365)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	175,932	143,802	90,251	259,296	360,629	227,084
Cost of investments sold	160,001	170,205	53,471	184,911	341,002	162,380
Realized gains (losses) on fund
shares	15,931	(26,403)	36,780	74,385	19,627	64,704
Realized gain distributions	—	—	57,082	164,401	—	240,268
Net realized gains (losses)	15,931	(26,403)	93,862	238,786	19,627	304,972
Change in unrealized gains
(losses)	(34,691)	10,332	(51,982)	(167,487)	(141,845)	(268,798)
Net realized and change in
unrealized gains (losses) on
investments	(18,760)	(16,071)	41,880	71,299	(122,218)	36,174

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,274)	$(545)	$32,232	$70,478	$(54,069)	$27,809

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)*	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,200	$—	$168,201	$766,725	$—	$105,737
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(13,899)	(316,748)	(119,965)	(263,086)	(103,453)	(141,314)
Administrative expense	(1,151)	(42,837)	(15,780)	(36,947)	(13,585)	(19,432)
Net investment income (loss)	(4,850)	(359,585)	32,456	466,692	(117,038)	(55,009)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	238,163	6,030,442	2,109,609	6,982,524	1,546,270	2,894,318
Cost of investments sold	167,678	3,960,461	2,081,786	7,695,027	916,124	2,100,502
Realized gains (losses) on fund
shares	70,485	2,069,981	27,823	(712,503)	630,146	793,816
Realized gain distributions	168,351	3,991,331	—	—	649,688	651,378
Net realized gains (losses)	238,836	6,061,312	27,823	(712,503)	1,279,834	1,445,194
Change in unrealized gains
(losses)	(316,551)	(5,243,345)	(130,630)	126,671	(812,370)	(1,054,871)
Net realized and change in
unrealized gains (losses) on
investments	(77,715)	817,967	(102,807)	(585,832)	467,464	390,323

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(82,565)	$458,382	$(70,351)	$(119,140)	$350,426	$335,314

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$2,628,669	$242,737	$103,298	$33	$1	$83
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(672,006)	(533,545)	(232,299)	(19)	(257)	(25)
Administrative expense	(91,509)	(71,180)	(31,288)	(1)	(18)	(1)
Net investment income (loss)	1,865,154	(361,988)	(160,289)	13	(274)	57

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	11,008,066	9,453,060	3,667,734	503	941	77
Cost of investments sold	11,043,795	6,580,563	2,725,242	480	941	75
Realized gains (losses) on fund
shares	(35,729)	2,872,497	942,492	23	—	2
Realized gain distributions	—	5,678,205	2,392,635	5	2	18
Net realized gains (losses)	(35,729)	8,550,702	3,335,127	28	2	20
Change in unrealized gains
(losses)	(3,556,329)	(7,638,646)	(4,367,575)	(63)	—	(94)
Net realized and change in
unrealized gains (losses) on
investments	(3,592,058)	912,056	(1,032,448)	(35)	2	(74)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,726,904)	$550,068	$(1,192,737)	$(22)	$(272)	$(17)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials	ProFund VP Health Care
NET INVESTMENT INCOME (LOSS)
Dividends	$61,745	$46,786	$85,975	$570,968	$6	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(20,081)	(14,113)	(35,580)	(178,460)	(22)	(23)
Administrative expense	(2,563)	(1,733)	(4,614)	(23,267)	(3)	(3)
Net investment income (loss)	39,101	30,940	45,781	369,241	(19)	(26)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	313,057	242,147	765,885	2,630,161	120	297
Cost of investments sold	620,559	269,511	777,204	2,557,171	73	136
Realized gains (losses) on fund
shares	(307,502)	(27,364)	(11,319)	72,990	47	161
Realized gain distributions	—	3,889	—	121,015	—	—
Net realized gains (losses)	(307,502)	(23,475)	(11,319)	194,005	47	161
Change in unrealized gains
(losses)	(116,922)	(41,159)	(131,491)	(703,677)	(77)	(75)
Net realized and change in
unrealized gains (losses) on
investments	(424,424)	(64,634)	(142,810)	(509,672)	(30)	86

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(385,323)	$(33,694)	$(97,029)	$(140,431)	$(49)	$60

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Profunds VP	Profunds VP	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Large-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$29	$253	$361,113	$12,195	$2,135,340
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(100)	(22)	(164)	(233,514)	(53,704)	(306,423)
Administrative expense	(8)	(3)	(18)	—	—	(236)
Net investment income (loss)	(108)	4	71	127,599	(41,509)	1,828,681

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	306,181	26	191	3,350,951	626,748	4,763,940
Cost of investments sold	311,477	23	126	3,804,701	545,747	5,660,711
Realized gains (losses) on fund
shares	(5,296)	3	65	(453,750)	81,001	(896,771)
Realized gain distributions	—	—	58	—	525,890	—
Net realized gains (losses)	(5,296)	3	123	(453,750)	606,891	(896,771)
Change in unrealized gains
(losses)	(4,194)	(7)	(1,215)	1,077	(897,043)	(1,732,414)
Net realized and change in
unrealized gains (losses) on
investments	(9,490)	(4)	(1,092)	(452,673)	(290,152)	(2,629,185)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,598)	$—	$(1,021)	$(325,074)	$(331,661)	$(800,504)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,120,082	$874,774	$492,879	$150,930	$—	$208,153
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(948,545)	(686,552)	(312,608)	(213,288)	(443,122)	(132,741)
Administrative expense	(42,963)	(31,713)	(14,955)	—	(7,945)	(2,189)
Net investment income (loss)	128,574	156,509	165,316	(62,358)	(451,067)	73,223

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,682,623	9,312,839	4,090,803	2,514,723	4,859,137	1,518,708
Cost of investments sold	6,473,059	8,909,283	3,453,086	2,330,126	3,061,732	1,649,454
Realized gains (losses) on fund
shares	6,209,564	403,556	637,717	184,597	1,797,405	(130,746)
Realized gain distributions	—	—	2,126,487	—	2,528,959	305,491
Net realized gains (losses)	6,209,564	403,556	2,764,204	184,597	4,326,364	174,745
Change in unrealized gains
(losses)	(9,163,981)	(1,709,399)	(3,173,509)	(527,658)	(1,894,915)	(1,382,407)
Net realized and change in
unrealized gains (losses) on
investments	(2,954,417)	(1,305,843)	(409,305)	(343,061)	2,431,449	(1,207,662)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,825,843)	$(1,149,334)	$(243,989)	$(405,419)	$1,980,382	$(1,134,439)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Growth and Income	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$2,453,321	$33,398	$2,198,401	$3,304,682	$861,799	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,829,540)	(141,353)	(427,210)	(932,577)	(1,052,696)	(163,432)
Administrative expense	(48,593)	(69)	(30,617)	(62,730)	(56,258)	—
Net investment income (loss)	575,188	(108,024)	1,740,574	2,309,375	(247,155)	(163,432)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	21,159,439	1,441,652	6,939,186	13,208,323	13,277,555	1,477,476
Cost of investments sold	17,611,922	1,101,226	7,288,956	13,576,740	13,851,058	1,135,874
Realized gains (losses) on fund
shares	3,547,517	340,426	(349,770)	(368,417)	(573,503)	341,602
Realized gain distributions	—	1,429,639	—	—	—	—
Net realized gains (losses)	3,547,517	1,770,065	(349,770)	(368,417)	(573,503)	341,602
Change in unrealized gains
(losses)	(15,697,250)	(1,679,707)	(3,248,024)	(3,766,303)	404,141	(159,929)
Net realized and change in
unrealized gains (losses) on
investments	(12,149,733)	90,358	(3,597,794)	(4,134,720)	(169,362)	181,673

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(11,574,545)	$(17,666)	$(1,857,220)	$(1,825,345)	$(416,517)	$18,241

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Investors	VT Money Market	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research
NET INVESTMENT INCOME (LOSS)
Dividends	$166,858	$614,043	$5,052	$387,170	$59,824	$311,594
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(173,767)	(708,978)	(709,465)	(1,069,937)	(91,431)	(334,316)
Administrative expense	(1)	(15,379)	(77,335)	(13,218)	—	(3,610)
Net investment income (loss)	(6,910)	(110,314)	(781,748)	(695,985)	(31,607)	(26,332)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,989,851	8,498,741	23,782,985	11,623,051	1,639,533	3,607,944
Cost of investments sold	2,429,885	5,592,756	23,782,985	7,282,631	1,227,003	2,140,268
Realized gains (losses) on fund
shares	(440,034)	2,905,985	—	4,340,420	412,530	1,467,676
Realized gain distributions	—	—	—	922,375	994,461	—
Net realized gains (losses)	(440,034)	2,905,985	—	5,262,795	1,406,991	1,467,676
Change in unrealized gains
(losses)	115,440	(4,513,948)	—	(5,629,233)	(1,703,390)	(2,082,563)
Net realized and change in
unrealized gains (losses) on
investments	(324,594)	(1,607,963)	—	(366,438)	(296,399)	(614,887)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(331,504)	$(1,718,277)	$(781,748)	$(1,062,423)	$(328,006)	$(641,219)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Small Cap Value	VT Voyager	Morgan Stanley UIF Core Plus Fixed Income*	Morgan Stanley UIF Emerging Markets Equity*	Morgan Stanley UIF Global Infrastructure*	Morgan Stanley UIF Global Strategist*
NET INVESTMENT INCOME (LOSS)
Dividends	$310,162	$1,146,243	$12,592	$131,627	$833,161	$1,215,222
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(527,022)	(1,449,401)	(5,222)	(254,321)	(610,803)	(969,164)
Administrative expense	(12,040)	(57,498)	(386)	(16,503)	(44,748)	(65,557)
Net investment income (loss)	(228,900)	(360,656)	6,984	(139,197)	177,610	180,501

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,795,909	15,539,917	417,422	2,858,828	8,614,986	11,608,614
Cost of investments sold	6,941,145	12,273,860	410,525	2,752,121	8,751,823	11,923,092
Realized gains (losses) on fund
shares	(145,236)	3,266,057	6,897	106,707	(136,837)	(314,478)
Realized gain distributions	4,124,923	15,669,142	—	—	4,883,082	570,651
Net realized gains (losses)	3,979,687	18,935,199	6,897	106,707	4,746,245	256,173
Change in unrealized gains
(losses)	(5,664,299)	(25,820,491)	(19,895)	(1,892,909)	(12,035,811)	(6,097,056)
Net realized and change in
unrealized gains (losses) on
investments	(1,684,612)	(6,885,292)	(12,998)	(1,786,202)	(7,289,566)	(5,840,883)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,913,512)	$(7,245,948)	$(6,014)	$(1,925,399)	$(7,111,956)	$(5,660,382)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth*	Morgan Stanley UIF Mid Cap Growth*	Morgan Stanley UIF U.S. Real Estate*	Morgan Stanley UIF Emerging Markets Debt (Class II)*	Morgan Stanley UIF Emerging Markets Equity (Class II)*	Morgan Stanley UIF Global Franchise (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$245,204	$475,699	$43,773	$703,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(385,413)	(206,289)	(288,208)	(127,762)	(86,756)	(509,362)
Administrative expense	(30,012)	(13,029)	(18,360)	(17,373)	(11,218)	(66,061)
Net investment income (loss)	(415,425)	(219,318)	(61,364)	330,564	(54,201)	127,676

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,380,931	2,435,632	4,114,791	2,127,209	1,329,046	8,550,042
Cost of investments sold	3,380,741	2,211,481	2,964,124	2,257,876	1,358,781	8,473,585
Realized gains (losses) on fund
shares	2,000,190	224,151	1,150,667	(130,667)	(29,735)	76,457
Realized gain distributions	3,393,941	2,180,478	—	—	—	5,315,633
Net realized gains (losses)	5,394,131	2,404,629	1,150,667	(130,667)	(29,735)	5,392,090
Change in unrealized gains
(losses)	(2,491,569)	(3,119,714)	(992,295)	(419,343)	(580,980)	(3,947,143)
Net realized and change in
unrealized gains (losses) on
investments	2,902,562	(715,085)	158,372	(550,010)	(610,715)	1,444,947

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,487,137	$(934,403)	$97,008	$(219,446)	$(664,916)	$1,572,623

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Infrastructure (Class II)*	Morgan Stanley UIF Global Strategist (Class II)*	Morgan Stanley UIF Growth (Class II)*	Morgan Stanley UIF Mid Cap Growth (Class II)*	Morgan Stanley UIF Small Company Growth (Class II)*	Morgan Stanley UIF U.S. Real Estate (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$197,357	$382,675	$—	$—	$—	$381,053
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(203,407)	(409,756)	(80,842)	(246,052)	(119,856)	(468,752)
Administrative expense	(14,289)	(31,953)	(10,820)	(31,324)	(14,819)	(62,393)
Net investment income (loss)	(20,339)	(59,034)	(91,662)	(277,376)	(134,675)	(150,092)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,063,575	3,696,732	1,233,358	4,437,233	1,915,835	7,581,394
Cost of investments sold	2,049,396	3,717,324	727,495	4,322,724	2,135,524	5,654,901
Realized gains (losses) on fund
shares	14,179	(20,592)	505,863	114,509	(219,689)	1,926,493
Realized gain distributions	1,306,819	193,332	778,556	2,786,608	2,072,575	—
Net realized gains (losses)	1,320,998	172,740	1,284,419	2,901,117	1,852,886	1,926,493
Change in unrealized gains
(losses)	(3,281,765)	(2,146,652)	(642,436)	(3,754,606)	(2,543,314)	(1,685,720)
Net realized and change in
unrealized gains (losses) on
investments	(1,960,767)	(1,973,912)	641,983	(853,489)	(690,428)	240,773

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,981,106)	$(2,032,946)	$550,321	$(1,130,865)	$(825,103)	$90,681

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(91,308)	$(104,433)	$(41,165)	$(44,453)	$(137,556)	$(145,222)
Net realized gains (losses)	301,615	231,355	177,006	72,813	785,772	238,502
Change in unrealized gains (losses)	(473,774)	181	(148,782)	84,236	(716,588)	395,249
Increase (decrease) in net assets from operations	(263,467)	127,103	(12,941)	112,596	(68,372)	488,529

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	6,650	1,350
Benefit payments	—	—	—	—	(629)	(597)
Payments on termination	(263,839)	(445,978)	(328,967)	(143,262)	(1,489,477)	(593,287)
Contract Maintenance Charge	(15,415)	(17,076)	(8,912)	(8,994)	(47,991)	(47,482)
Transfers among the sub-accounts and with the
Fixed Account - net	(899,594)	(144,317)	(111,123)	24,468	(614,556)	83,168
Increase (decrease) in net assets from contract
transactions	(1,177,348)	(605,871)	(449,002)	(127,788)	(2,146,003)	(556,848)

INCREASE (DECREASE) IN NET ASSETS	(1,440,815)	(478,768)	(461,943)	(15,192)	(2,214,375)	(68,319)
NET ASSETS AT BEGINNING OF PERIOD	5,809,548	6,288,316	2,659,390	2,674,582	10,007,976	10,076,295
NET ASSETS AT END OF PERIOD	$4,368,733	$5,809,548	$2,197,447	$2,659,390	$7,793,601	$10,007,976

UNITS OUTSTANDING
Units outstanding at beginning of period	527,594	582,880	201,091	210,983	771,115	814,810
Units issued	32,762	34,841	5,293	6,515	11,436	11,492
Units redeemed	(141,479)	(90,127)	(38,372)	(16,407)	(174,984)	(55,187)
Units outstanding at end of period	418,877	527,594	168,012	201,091	607,567	771,115

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST Bond Portfolio 2018		AST Bond Portfolio 2019
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(299)	$(452)	$(6,961)	$(7,383)	$(6,094)	$(6,041)
Net realized gains (losses)	47	330	4,339	13,148	(331)	(506)
Change in unrealized gains (losses)	(623)	877	(489)	156	3,778	13,772
Increase (decrease) in net assets from operations	(875)	755	(3,111)	5,921	(2,647)	7,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(27,343)	(102,606)	—	—
Contract Maintenance Charge	—	—	(280)	(280)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(133)	(2)	(42,369)	—	—
Increase (decrease) in net assets from contract
transactions	—	(133)	(27,625)	(145,255)	(35)	(35)

INCREASE (DECREASE) IN NET ASSETS	(875)	622	(30,736)	(139,334)	(2,682)	7,190
NET ASSETS AT BEGINNING OF PERIOD	19,499	18,877	458,812	598,146	320,382	313,192
NET ASSETS AT END OF PERIOD	$18,624	$19,499	$428,076	$458,812	$317,700	$320,382

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711	1,711	33,121	43,629	23,468	23,471
Units issued	—	6,164	3	—	—	—
Units redeemed	—	(6,164)	(2,002)	(10,508)	(2)	(3)
Units outstanding at end of period	1,711	1,711	31,122	33,121	23,466	23,468

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2022		AST Bond Portfolio 2023		AST Bond Portfolio 2024
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,712)	$(2,610)	$(2,619)	$(14,838)	$(3,019)	$(4,229)
Net realized gains (losses)	235	88	55,861	31,034	20,315	6,732
Change in unrealized gains (losses)	2,827	13,829	(49,848)	89,715	(16,709)	28,602
Increase (decrease) in net assets from operations	350	11,307	3,394	105,911	587	31,105

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(2,199)	(9,549)	—	(20,078)
Contract Maintenance Charge	—	—	(105)	(282)	(53)	(254)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(575,116)	(733,374)	(330,882)	159,960
Increase (decrease) in net assets from contract
transactions	—	1	(577,420)	(743,205)	(330,935)	139,628

INCREASE (DECREASE) IN NET ASSETS	350	11,308	(574,026)	(637,294)	(330,348)	170,733
NET ASSETS AT BEGINNING OF PERIOD	146,536	135,228	630,571	1,267,865	410,058	239,325
NET ASSETS AT END OF PERIOD	$146,886	$146,536	$56,545	$630,571	$79,710	$410,058

UNITS OUTSTANDING
Units outstanding at beginning of period	12,219	12,219	61,880	137,703	41,446	27,331
Units issued	—	—	—	1,415	16,860	32,114
Units redeemed	—	—	(56,423)	(77,238)	(50,367)	(17,999)
Units outstanding at end of period	12,219	12,219	5,457	61,880	7,939	41,446

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2025		AST Bond Portfolio 2026*		AST Capital Growth Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,318)	$(197)	$(1,215)	$—	$(96,415)	$(115,555)
Net realized gains (losses)	14,261	136	1,196	—	636,119	490,556
Change in unrealized gains (losses)	17,475	1,341	1,275	—	(584,847)	(15,648)
Increase (decrease) in net assets from operations	19,418	1,280	1,256	—	(45,143)	359,353

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240	240
Benefit payments	—	—	—	—	—	—
Payments on termination	(35,985)	—	(4,452)	—	(1,423,099)	(1,379,267)
Contract Maintenance Charge	(333)	—	—	—	(21,424)	(26,566)
Transfers among the sub-accounts and with the
Fixed Account - net	1,051,689	33,280	110,642	—	32,479	34,184
Increase (decrease) in net assets from contract
transactions	1,015,371	33,280	106,190	—	(1,411,804)	(1,371,409)

INCREASE (DECREASE) IN NET ASSETS	1,034,789	34,560	107,446	—	(1,456,947)	(1,012,056)
NET ASSETS AT BEGINNING OF PERIOD	34,560	—	—	—	6,440,573	7,452,629
NET ASSETS AT END OF PERIOD	$1,069,349	$34,560	$107,446	$—	$4,983,626	$6,440,573

UNITS OUTSTANDING
Units outstanding at beginning of period	3,048	—	—	—	513,747	624,641
Units issued	152,190	3,578	17,475	—	44,465	14,491
Units redeemed	(61,181)	(530)	(6,668)	—	(154,879)	(125,385)
Units outstanding at end of period	94,057	3,048	10,807	—	403,333	513,747

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Cohen & Steers Realty		AST Defensive Asset Allocation		AST FI Pyramis® Asset Allocation*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(817)	$(1,346)	$(12,020)	$—	$(3,888)	$(5,067)
Net realized gains (losses)	16,924	2,472	23	—	96,777	3,538
Change in unrealized gains (losses)	(13,512)	23,985	(5,308)	—	(92,471)	14,906
Increase (decrease) in net assets from operations	2,595	25,111	(17,305)	—	418	13,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(72,386)	(9,308)	—	—	(75,861)	(4,106)
Contract Maintenance Charge	(15)	(33)	—	—	(1,386)	(1,524)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,644)	2,509	690,765	—	(260,804)	11,497
Increase (decrease) in net assets from contract
transactions	(75,045)	(6,832)	690,765	—	(338,051)	5,867

INCREASE (DECREASE) IN NET ASSETS	(72,450)	18,279	673,460	—	(337,633)	19,244
NET ASSETS AT BEGINNING OF PERIOD	102,840	84,561	—	—	337,633	318,389
NET ASSETS AT END OF PERIOD	$30,390	$102,840	$673,460	$—	$—	$337,633

UNITS OUTSTANDING
Units outstanding at beginning of period	6,597	6,998	—	—	25,680	25,210
Units issued	38	189	69,205	—	19,746	1,163
Units redeemed	(4,764)	(590)	—	—	(45,426)	(693)
Units outstanding at end of period	1,871	6,597	69,205	—	—	25,680

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST FI Pyramis® Quantitative		AST Franklin Templeton Founding Funds Allocation*		AST Franklin Templeton Founding Funds Plus*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(30,527)	$(37,310)	$(33,380)	$(47,015)	$—	$(154)
Net realized gains (losses)	117,461	84,132	616,245	64,351	—	(366)
Change in unrealized gains (losses)	(91,046)	(25,580)	(703,401)	39,960	—	—
Increase (decrease) in net assets from operations	(4,112)	21,242	(120,536)	57,296	—	(520)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40	483	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(223,378)	(480,844)	(274,425)	(108,133)	—	—
Contract Maintenance Charge	(6,740)	(7,055)	(12,548)	(17,353)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(189,797)	127,574	(2,814,325)	(47,346)	—	520
Increase (decrease) in net assets from contract
transactions	(419,875)	(359,842)	(3,101,298)	(172,832)	—	520

INCREASE (DECREASE) IN NET ASSETS	(423,987)	(338,600)	(3,221,834)	(115,536)	—	—
NET ASSETS AT BEGINNING OF PERIOD	2,063,446	2,402,046	3,221,834	3,337,370	—	—
NET ASSETS AT END OF PERIOD	$1,639,459	$2,063,446	$—	$3,221,834	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	184,253	218,896	239,589	252,503	—	—
Units issued	23,297	24,666	6,844	6,195	—	6,306
Units redeemed	(60,310)	(59,309)	(246,433)	(19,109)	—	(6,306)
Units outstanding at end of period	147,240	184,253	—	239,589	—	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Global Real Estate		AST Goldman Sachs Large-Cap Value		AST Goldman Sachs Mid-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41)	$(41)	$(388)	$(136)	$(888)	$(717)
Net realized gains (losses)	59	75	390	1,349	629	405
Change in unrealized gains (losses)	(55)	273	(1,770)	(61)	(4,695)	5,780
Increase (decrease) in net assets from operations	(37)	307	(1,768)	1,152	(4,954)	5,468

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(151)	—	(83)	—
Payments on termination	(117)	(171)	(5,476)	—	(934)	(601)
Contract Maintenance Charge	(14)	(14)	(16)	(13)	(15)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	73,255	102	55,747	(73)
Increase (decrease) in net assets from contract
transactions	(131)	(184)	67,612	89	54,715	(687)

INCREASE (DECREASE) IN NET ASSETS	(168)	123	65,844	1,241	49,761	4,781
NET ASSETS AT BEGINNING OF PERIOD	2,764	2,641	11,949	10,708	59,480	54,699
NET ASSETS AT END OF PERIOD	$2,596	$2,764	$77,793	$11,949	$109,241	$59,480

UNITS OUTSTANDING
Units outstanding at beginning of period	213	228	934	935	3,268	3,309
Units issued	—	—	6,182	393	3,243	1
Units redeemed	(10)	(15)	(449)	(394)	(92)	(42)
Units outstanding at end of period	203	213	6,667	934	6,419	3,268

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value		AST Herndon Large-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,048)	$(7,828)	$(100)	$(99)	$(318)	$(334)
Net realized gains (losses)	17,043	18,121	107	98	716	1,702
Change in unrealized gains (losses)	(21,549)	2,767	(537)	435	(1,841)	(1,274)
Increase (decrease) in net assets from operations	(11,554)	13,060	(530)	434	(1,443)	94

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(32,289)	(40,365)	(129)	(132)	(7,437)	(538)
Contract Maintenance Charge	(2,347)	(2,502)	(16)	(14)	(16)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,083)	(35,419)	—	(1)	(371)	451
Increase (decrease) in net assets from contract
transactions	(45,719)	(78,286)	(145)	(147)	(7,824)	(101)

INCREASE (DECREASE) IN NET ASSETS	(57,273)	(65,226)	(675)	287	(9,267)	(7)
NET ASSETS AT BEGINNING OF PERIOD	509,008	574,234	7,980	7,693	25,458	25,465
NET ASSETS AT END OF PERIOD	$451,735	$509,008	$7,305	$7,980	$16,191	$25,458

UNITS OUTSTANDING
Units outstanding at beginning of period	42,111	48,723	402	410	2,206	2,211
Units issued	2,851	6,317	—	—	107	675
Units redeemed	(6,694)	(12,929)	(8)	(8)	(792)	(680)
Units outstanding at end of period	38,268	42,111	394	402	1,521	2,206

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST High Yield		AST International Growth		AST International Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(792)	$(968)	$(573)	$(577)	$(759)	$(793)
Net realized gains (losses)	3,944	1,958	600	479	(95)	(110)
Change in unrealized gains (losses)	(5,629)	494	927	(3,268)	612	(4,129)
Increase (decrease) in net assets from operations	(2,477)	1,484	954	(3,366)	(242)	(5,032)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(340)	(290)	—	—	—	—
Payments on termination	(31,198)	(13,972)	(915)	(2,601)	(1,259)	(2,021)
Contract Maintenance Charge	(22)	(29)	(27)	(28)	(27)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	3,766	1,538	(847)	1,680	3	(1)
Increase (decrease) in net assets from contract
transactions	(27,794)	(12,753)	(1,789)	(949)	(1,283)	(2,047)

INCREASE (DECREASE) IN NET ASSETS	(30,271)	(11,269)	(835)	(4,315)	(1,525)	(7,079)
NET ASSETS AT BEGINNING OF PERIOD	77,406	88,675	45,177	49,492	57,807	64,886
NET ASSETS AT END OF PERIOD	$47,135	$77,406	$44,342	$45,177	$56,282	$57,807

UNITS OUTSTANDING
Units outstanding at beginning of period	5,374	6,248	4,886	4,992	6,525	6,746
Units issued	255	108	455	233	—	—
Units redeemed	(2,196)	(982)	(635)	(339)	(144)	(221)
Units outstanding at end of period	3,433	5,374	4,706	4,886	6,381	6,525

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Investment Grade Bond		AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,918)	$(32,492)	$(1,715)	$(2,490)	$(797)	$(824)
Net realized gains (losses)	49,067	62,942	12,994	2,171	129	144
Change in unrealized gains (losses)	(23,462)	84,699	(13,153)	8,907	(1,456)	(3,505)
Increase (decrease) in net assets from operations	(10,313)	115,149	(1,874)	8,588	(2,124)	(4,185)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(122,466)	(240,155)	(67,200)	(4,010)	—	—
Contract Maintenance Charge	(18,272)	(16,913)	(734)	(732)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	1,276,271	(320,259)	9,577	(373)	(1)	—
Increase (decrease) in net assets from contract
transactions	1,135,533	(577,327)	(58,357)	(5,115)	(5)	(4)

INCREASE (DECREASE) IN NET ASSETS	1,125,220	(462,178)	(60,231)	3,473	(2,129)	(4,189)
NET ASSETS AT BEGINNING OF PERIOD	2,026,090	2,488,268	181,683	178,210	49,291	53,480
NET ASSETS AT END OF PERIOD	$3,151,310	$2,026,090	$121,452	$181,683	$47,162	$49,291

UNITS OUTSTANDING
Units outstanding at beginning of period	131,402	169,331	13,713	14,105	5,209	5,209
Units issued	144,078	53,671	1,330	—	—	—
Units redeemed	(70,570)	(91,600)	(5,751)	(392)	(1)	—
Units outstanding at end of period	204,910	131,402	9,292	13,713	5,208	5,209

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Strategic Opportunities		AST Large-Cap Value		AST Loomis Sayles Large-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,631)	$(53,466)	$(98)	$(96)	$(2,445)	$(2,286)
Net realized gains (losses)	177,964	78,977	239	2,792	2,520	5,214
Change in unrealized gains (losses)	(178,860)	96,477	(511)	(1,810)	14,598	12,393
Increase (decrease) in net assets from operations	(50,527)	121,988	(370)	886	14,673	15,321

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	860	1,310	—	—	—	—
Benefit payments	—	—	—	—	(1,867)	(1,429)
Payments on termination	(334,552)	(216,125)	(8,032)	—	(2,181)	(26,818)
Contract Maintenance Charge	(12,811)	(13,052)	(4)	(2)	(50)	(55)
Transfers among the sub-accounts and with the
Fixed Account - net	(292,501)	77,150	—	146	(442)	52,343
Increase (decrease) in net assets from contract
transactions	(639,004)	(150,717)	(8,036)	144	(4,540)	24,041

INCREASE (DECREASE) IN NET ASSETS	(689,531)	(28,729)	(8,406)	1,030	10,133	39,362
NET ASSETS AT BEGINNING OF PERIOD	3,310,299	3,339,028	9,320	8,290	172,184	132,822
NET ASSETS AT END OF PERIOD	$2,620,768	$3,310,299	$914	$9,320	$182,317	$172,184

UNITS OUTSTANDING
Units outstanding at beginning of period	272,580	285,146	748	748	11,888	10,022
Units issued	8,919	15,101	—	667	3	4,015
Units redeemed	(61,763)	(27,667)	(667)	(667)	(294)	(2,149)
Units outstanding at end of period	219,736	272,580	81	748	11,597	11,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Lord Abbett Core Fixed Income		AST MFS Global Equity		AST MFS Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(676)	$(703)	$(782)	$(773)	$(39)	$(128)
Net realized gains (losses)	513	480	654	470	215	6,846
Change in unrealized gains (losses)	(826)	3,212	(1,580)	1,949	27	(5,963)
Increase (decrease) in net assets from operations	(989)	2,989	(1,708)	1,646	203	755

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(620)	(519)	(855)	(709)	—	—
Payments on termination	(2,635)	(2,714)	(438)	(184)	(397)	(14,997)
Contract Maintenance Charge	(22)	(22)	(9)	(6)	(9)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1)	1	(1)	1
Increase (decrease) in net assets from contract
transactions	(3,277)	(3,255)	(1,303)	(898)	(407)	(15,014)

INCREASE (DECREASE) IN NET ASSETS	(4,266)	(266)	(3,011)	748	(204)	(14,259)
NET ASSETS AT BEGINNING OF PERIOD	58,200	58,466	68,089	67,341	3,712	17,971
NET ASSETS AT END OF PERIOD	$53,934	$58,200	$65,078	$68,089	$3,508	$3,712

UNITS OUTSTANDING
Units outstanding at beginning of period	4,254	4,493	4,600	4,661	242	1,256
Units issued	—	—	—	—	—	—
Units redeemed	(242)	(239)	(87)	(61)	(27)	(1,014)
Units outstanding at end of period	4,012	4,254	4,513	4,600	215	242

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Mid-Cap Value		AST Money Market		AST Neuberger Berman/LSV Mid-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(654)	$(617)	$(8,751)	$(7,337)	$(359)	$(353)
Net realized gains (losses)	626	419	—	—	1,077	1,107
Change in unrealized gains (losses)	(3,597)	5,635	—	—	(2,550)	2,410
Increase (decrease) in net assets from operations	(3,625)	5,437	(8,751)	(7,337)	(1,832)	3,164

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(1,656,109)	(957,494)	—	—
Payments on termination	(508)	(209)	(674,739)	(14,840)	(802)	(2,241)
Contract Maintenance Charge	(7)	(4)	(139)	(117)	(29)	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	2,297,384	990,255	(871)	817
Increase (decrease) in net assets from contract
transactions	(515)	(213)	(33,603)	17,804	(1,702)	(1,452)

INCREASE (DECREASE) IN NET ASSETS	(4,140)	5,224	(42,354)	10,467	(3,534)	1,712
NET ASSETS AT BEGINNING OF PERIOD	46,111	40,887	432,046	421,579	27,613	25,901
NET ASSETS AT END OF PERIOD	$41,971	$46,111	$389,692	$432,046	$24,079	$27,613

UNITS OUTSTANDING
Units outstanding at beginning of period	2,828	2,842	46,809	44,908	1,627	1,718
Units issued	—	—	288,436	103,308	111	84
Units redeemed	(32)	(14)	(292,225)	(101,407)	(214)	(175)
Units outstanding at end of period	2,796	2,828	43,020	46,809	1,524	1,627

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Neuberger Berman Mid-Cap Growth*		AST New Discovery Asset Allocation		AST Parametric Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(550)	$(620)	$(1,087)	$(77)	$(182)	$(216)
Net realized gains (losses)	23,955	447	336	46	(34)	(11)
Change in unrealized gains (losses)	(21,755)	3,626	718	186	(2,301)	(714)
Increase (decrease) in net assets from operations	1,650	3,453	(33)	155	(2,517)	(941)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(372)	(345)	—	—	—	—
Payments on termination	—	(315)	—	—	(347)	(377)
Contract Maintenance Charge	(8)	(11)	(3)	(4)	(39)	(43)
Transfers among the sub-accounts and with the
Fixed Account - net	(56,517)	828	166,454	2,028	2	—
Increase (decrease) in net assets from contract
transactions	(56,897)	157	166,451	2,024	(384)	(420)

INCREASE (DECREASE) IN NET ASSETS	(55,247)	3,610	166,418	2,179	(2,901)	(1,361)
NET ASSETS AT BEGINNING OF PERIOD	55,247	51,637	5,630	3,451	14,476	15,837
NET ASSETS AT END OF PERIOD	$—	$55,247	$172,048	$5,630	$11,575	$14,476

UNITS OUTSTANDING
Units outstanding at beginning of period	3,675	3,663	449	285	1,539	1,584
Units issued	99	91	14,628	247	—	—
Units redeemed	(3,774)	(79)	(677)	(83)	(41)	(45)
Units outstanding at end of period	—	3,675	14,400	449	1,498	1,539

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST PIMCO Limited Maturity Bond		AST PIMCO Total Return Bond		AST Preservation Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,157)	$(1,186)	$(1,348)	$(1,431)	$(113,424)	$(135,887)
Net realized gains (losses)	(366)	(766)	1,163	2,119	370,983	349,052
Change in unrealized gains (losses)	848	716	(3,178)	2,599	(354,347)	131,709
Increase (decrease) in net assets from operations	(675)	(1,236)	(3,363)	3,287	(96,788)	344,874

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	40	483
Benefit payments	(290)	(248)	(612)	(520)	—	—
Payments on termination	(5,066)	(6,184)	(19,386)	(8,324)	(493,062)	(1,021,266)
Contract Maintenance Charge	(20)	(18)	(36)	(37)	(26,346)	(27,044)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(16)	(775)	716	(1,207,864)	159,783
Increase (decrease) in net assets from contract
transactions	(5,376)	(6,466)	(20,809)	(8,165)	(1,727,232)	(888,044)

INCREASE (DECREASE) IN NET ASSETS	(6,051)	(7,702)	(24,172)	(4,878)	(1,824,020)	(543,170)
NET ASSETS AT BEGINNING OF PERIOD	95,163	102,865	109,119	113,997	7,944,208	8,487,378
NET ASSETS AT END OF PERIOD	$89,112	$95,163	$84,947	$109,119	$6,120,188	$7,944,208

UNITS OUTSTANDING
Units outstanding at beginning of period	8,253	8,814	7,932	8,522	614,654	684,088
Units issued	—	438	88	1,341	35,468	56,251
Units redeemed	(465)	(999)	(1,618)	(1,931)	(172,524)	(125,685)
Units outstanding at end of period	7,788	8,253	6,402	7,932	477,598	614,654

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Prudential Growth Allocation		AST QMA US Equity Alpha		AST RCM World Trends
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(146,582)	$(150,651)	$(655)	$(608)	$(24,993)	$(25,336)
Net realized gains (losses)	534,405	381,745	1,298	543	55,417	42,802
Change in unrealized gains (losses)	(640,924)	433,091	414	7,695	(56,643)	32,958
Increase (decrease) in net assets from operations	(253,101)	664,185	1,057	7,630	(26,219)	50,424

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(948)	(735)	—	—
Payments on termination	(547,762)	(629,149)	(483)	(197)	(105,399)	(81,208)
Contract Maintenance Charge	(54,177)	(49,184)	(15)	(13)	(4,413)	(4,533)
Transfers among the sub-accounts and with the
Fixed Account - net	1,921,816	131,644	(998)	1,612	(42,601)	13,373
Increase (decrease) in net assets from contract
transactions	1,319,877	(546,689)	(2,444)	667	(152,413)	(72,368)

INCREASE (DECREASE) IN NET ASSETS	1,066,776	117,496	(1,387)	8,297	(178,632)	(21,944)
NET ASSETS AT BEGINNING OF PERIOD	9,408,016	9,290,520	55,549	47,252	1,527,870	1,549,814
NET ASSETS AT END OF PERIOD	$10,474,792	$9,408,016	$54,162	$55,549	$1,349,238	$1,527,870

UNITS OUTSTANDING
Units outstanding at beginning of period	825,939	877,917	3,769	3,709	129,944	136,191
Units issued	344,431	112,931	131	127	4,410	5,325
Units redeemed	(233,644)	(164,909)	(295)	(67)	(17,153)	(11,572)
Units outstanding at end of period	936,726	825,939	3,605	3,769	117,201	129,944

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Schroders Global Tactical		AST Schroders Multi-Asset World Strategies*		AST Small-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,789)	$(7,167)	$(8,068)	$(10,905)	$(11)	$(31)
Net realized gains (losses)	25,495	3,427	156,247	23,443	73	1,844
Change in unrealized gains (losses)	(33,440)	25,817	(164,301)	(3,225)	(74)	(1,918)
Increase (decrease) in net assets from operations	(16,734)	22,077	(16,122)	9,313	(12)	(105)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,850	9,900	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(83,611)	(978)	(34,021)	(61,318)	—	(3,008)
Contract Maintenance Charge	(2,054)	(1,218)	(2,901)	(3,711)	(1)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	632,254	11,797	(599,875)	4,635	(393)	350
Increase (decrease) in net assets from contract
transactions	552,439	19,501	(636,797)	(60,394)	(394)	(2,662)

INCREASE (DECREASE) IN NET ASSETS	535,705	41,578	(652,919)	(51,081)	(406)	(2,767)
NET ASSETS AT BEGINNING OF PERIOD	561,242	519,664	652,919	704,000	922	3,689
NET ASSETS AT END OF PERIOD	$1,096,947	$561,242	$—	$652,919	$516	$922

UNITS OUTSTANDING
Units outstanding at beginning of period	44,279	42,661	55,655	60,897	57	225
Units issued	55,233	2,198	1,473	2,087	37	32
Units redeemed	(10,393)	(580)	(57,128)	(7,329)	(62)	(200)
Units outstanding at end of period	89,119	44,279	—	55,655	32	57

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(324)	$(313)	$(389)	$(384)	$(671)	$(728)
Net realized gains (losses)	1,044	556	708	436	(283)	(42)
Change in unrealized gains (losses)	(630)	657	(2,022)	1,108	(2,035)	436
Increase (decrease) in net assets from operations	90	900	(1,703)	1,160	(2,989)	(334)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(472)	(367)	—	—	—	—
Payments on termination	(648)	(815)	(320)	(343)	(4,418)	(2,725)
Contract Maintenance Charge	(14)	(15)	(11)	(12)	(24)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(868)	790	(402)	481	(183)	239
Increase (decrease) in net assets from contract
transactions	(2,002)	(407)	(733)	126	(4,625)	(2,507)

INCREASE (DECREASE) IN NET ASSETS	(1,912)	493	(2,436)	1,286	(7,614)	(2,841)
NET ASSETS AT BEGINNING OF PERIOD	25,673	25,180	30,947	29,661	53,246	56,087
NET ASSETS AT END OF PERIOD	$23,761	$25,673	$28,511	$30,947	$45,632	$53,246

UNITS OUTSTANDING
Units outstanding at beginning of period	1,805	1,834	1,980	1,971	4,476	4,678
Units issued	129	104	78	52	52	301
Units redeemed	(265)	(133)	(128)	(43)	(450)	(503)
Units outstanding at end of period	1,669	1,805	1,930	1,980	4,078	4,476

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Equity Income*		AST T. Rowe Price Large-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(80,820)	$(106,121)	$(994)	$(1,268)	$(227)	$(206)
Net realized gains (losses)	641,152	299,251	23,600	757	402	165
Change in unrealized gains (losses)	(638,867)	75,788	(28,370)	4,886	1,357	1,274
Increase (decrease) in net assets from operations	(78,535)	268,918	(5,764)	4,375	1,532	1,233

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	—	—
Benefit payments	—	—	(664)	(693)	—	—
Payments on termination	(918,589)	(860,121)	(313)	(689)	—	—
Contract Maintenance Charge	(12,575)	(12,441)	(8)	(12)	(11)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	(249,573)	(13,637)	(73,255)	1	(496)	413
Increase (decrease) in net assets from contract
transactions	(1,179,237)	(884,699)	(74,240)	(1,393)	(507)	406

INCREASE (DECREASE) IN NET ASSETS	(1,257,772)	(615,781)	(80,004)	2,982	1,025	1,639
NET ASSETS AT BEGINNING OF PERIOD	5,968,950	6,584,731	80,004	77,022	18,748	17,109
NET ASSETS AT END OF PERIOD	$4,711,178	$5,968,950	$—	$80,004	$19,773	$18,748

UNITS OUTSTANDING
Units outstanding at beginning of period	444,924	513,335	7,218	7,343	1,057	1,033
Units issued	91,553	14,049	—	—	42	36
Units redeemed	(177,078)	(82,460)	(7,218)	(125)	(70)	(12)
Units outstanding at end of period	359,399	444,924	—	7,218	1,029	1,057

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST Wellington Management Hedged Equity		AST Western Asset Core Plus Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,168)	$(1,777)	$(3,092)	$(2,925)	$(126)	$(128)
Net realized gains (losses)	(11,208)	(1,753)	9,448	1,073	59	31
Change in unrealized gains (losses)	(3,578)	(6,150)	(11,057)	9,345	101	863
Increase (decrease) in net assets from operations	(15,954)	(9,680)	(4,701)	7,493	34	766

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(636)	(527)
Payments on termination	(22,302)	(21,259)	(2,970)	(2,547)	—	—
Contract Maintenance Charge	(33)	(57)	(40)	(41)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	1,686	5,936	25,098	45,942	—	—
Increase (decrease) in net assets from contract
transactions	(20,649)	(15,380)	22,088	43,354	(636)	(527)

INCREASE (DECREASE) IN NET ASSETS	(36,603)	(25,060)	17,387	50,847	(602)	239
NET ASSETS AT BEGINNING OF PERIOD	101,434	126,494	210,858	160,011	12,832	12,593
NET ASSETS AT END OF PERIOD	$64,831	$101,434	$228,245	$210,858	$12,230	$12,832

UNITS OUTSTANDING
Units outstanding at beginning of period	11,497	12,915	19,574	15,444	1,000	1,042
Units issued	1,462	1,170	8,629	4,630	—	—
Units redeemed	(3,757)	(2,588)	(6,493)	(500)	(49)	(42)
Units outstanding at end of period	9,202	11,497	21,710	19,574	951	1,000

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth*		AB VPS Growth & Income*		AB VPS International Value*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(291,844)	$(322,546)	$(252,347)	$(341,792)	$41,143	$180,296
Net realized gains (losses)	4,844,730	3,217,117	2,707,664	4,028,955	(320,016)	(300,313)
Change in unrealized gains (losses)	(3,338,528)	(1,032,687)	(2,558,046)	410,789	443,306	(780,696)
Increase (decrease) in net assets from operations	1,214,358	1,861,884	(102,729)	4,097,952	164,433	(900,713)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	653	30,025	1,979	14,082	480	22,514
Benefit payments	(739,091)	(2,913,164)	(2,581,842)	(4,847,264)	(223,865)	(282,362)
Payments on termination	(2,085,728)	(2,579,346)	(4,222,644)	(7,236,670)	(1,152,485)	(1,956,358)
Contract Maintenance Charge	(32,043)	(35,917)	(44,092)	(52,621)	(34,356)	(41,180)
Transfers among the sub-accounts and with the
Fixed Account - net	(678,667)	(324,356)	(1,057,106)	(1,948,617)	(492,401)	719,518
Increase (decrease) in net assets from contract
transactions	(3,534,876)	(5,822,758)	(7,903,705)	(14,071,090)	(1,902,627)	(1,537,868)

INCREASE (DECREASE) IN NET ASSETS	(2,320,518)	(3,960,874)	(8,006,434)	(9,973,138)	(1,738,194)	(2,438,581)
NET ASSETS AT BEGINNING OF PERIOD	18,442,677	22,403,551	54,295,328	64,268,466	10,427,355	12,865,936
NET ASSETS AT END OF PERIOD	$16,122,159	$18,442,677	$46,288,894	$54,295,328	$8,689,161	$10,427,355

UNITS OUTSTANDING
Units outstanding at beginning of period	1,323,754	1,688,658	2,985,124	3,789,566	1,036,597	1,175,806
Units issued	50,456	68,376	44,146	52,735	28,746	93,421
Units redeemed	(295,031)	(433,280)	(475,416)	(857,177)	(206,396)	(232,630)
Units outstanding at end of period	1,079,179	1,323,754	2,553,854	2,985,124	858,947	1,036,597

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Large Cap Growth*		AB VPS Small/Mid Cap Value*		AB VPS Value*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(268,419)	$(288,279)	$(146,987)	$(197,641)	$677	$(2,262)
Net realized gains (losses)	3,041,483	2,992,083	2,399,126	3,781,579	37,621	51,908
Change in unrealized gains (losses)	(1,402,073)	(929,176)	(3,095,174)	(2,571,308)	(111,368)	36,542
Increase (decrease) in net assets from operations	1,370,991	1,774,628	(843,035)	1,012,630	(73,070)	86,188

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	840	9,685	—	35,548	—	—
Benefit payments	(512,600)	(4,094,067)	(224,101)	(3,516,832)	(20,447)	(73,855)
Payments on termination	(1,711,009)	(1,534,722)	(2,093,747)	(2,547,986)	(119,344)	(134,022)
Contract Maintenance Charge	(16,856)	(16,349)	(48,386)	(56,792)	(2,355)	(3,024)
Transfers among the sub-accounts and with the
Fixed Account - net	(281,152)	(57,821)	(122,137)	(287,938)	(12,861)	(19,718)
Increase (decrease) in net assets from contract
transactions	(2,520,777)	(5,693,274)	(2,488,371)	(6,374,000)	(155,007)	(230,619)

INCREASE (DECREASE) IN NET ASSETS	(1,149,786)	(3,918,646)	(3,331,406)	(5,361,370)	(228,077)	(144,431)
NET ASSETS AT BEGINNING OF PERIOD	16,401,280	20,319,926	13,577,961	18,939,331	944,626	1,089,057
NET ASSETS AT END OF PERIOD	$15,251,494	$16,401,280	$10,246,555	$13,577,961	$716,549	$944,626

UNITS OUTSTANDING
Units outstanding at beginning of period	1,430,587	1,886,363	434,305	646,887	66,606	83,541
Units issued	68,949	92,902	5,139	16,066	555	929
Units redeemed	(270,222)	(548,678)	(85,565)	(228,648)	(11,721)	(17,864)
Units outstanding at end of period	1,229,314	1,430,587	353,879	434,305	55,440	66,606

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	American Century VP Balanced		American Century VP International		Deutsche Bond VIP A
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4	$9	$(63)	$12	$6,945	$9,626
Net realized gains (losses)	1,177	1,161	24	25	(5,327)	(1,239)
Change in unrealized gains (losses)	(1,600)	(223)	—	(456)	(3,472)	9,929
Increase (decrease) in net assets from operations	(419)	947	(39)	(419)	(1,854)	18,316

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	800	500
Benefit payments	—	—	—	—	(4,230)	(18,108)
Payments on termination	(11,328)	(858)	—	—	(10,261)	(5,534)
Contract Maintenance Charge	—	—	(4)	(4)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	—	1	(102,393)	4,818
Increase (decrease) in net assets from contract
transactions	(11,328)	(859)	(4)	(3)	(116,084)	(18,324)

INCREASE (DECREASE) IN NET ASSETS	(11,747)	88	(43)	(422)	(117,938)	(8)
NET ASSETS AT BEGINNING OF PERIOD	11,747	11,659	5,666	6,088	299,148	299,156
NET ASSETS AT END OF PERIOD	$—	$11,747	$5,623	$5,666	$181,210	$299,148

UNITS OUTSTANDING
Units outstanding at beginning of period	530	569	321	321	18,819	19,927
Units issued	—	—	—	—	703	2,445
Units redeemed	(530)	(39)	—	—	(8,007)	(3,553)
Units outstanding at end of period	—	530	321	321	11,515	18,819

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Capital Growth VIP A		Deutsche Core Equity VIP A		Deutsche CROCI® International VIP A*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(621)	$(989)	$721	$2,155	$7,166	$2,987
Net realized gains (losses)	189,301	119,478	34,060	24,781	(4,060)	(12,723)
Change in unrealized gains (losses)	(90,894)	3,496	(6,424)	35,355	(15,793)	(23,429)
Increase (decrease) in net assets from operations	97,786	121,985	28,357	62,291	(12,687)	(33,165)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,020	6,815	120	1,940	300	320
Benefit payments	(6,962)	(60,591)	(267)	(35,566)	(2,427)	(23,103)
Payments on termination	(88,760)	(38,954)	(46,154)	(23,708)	(9,176)	(15,750)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	162,241	(49,113)	(35,827)	726	1,322	(1,533)
Increase (decrease) in net assets from contract
transactions	68,539	(141,843)	(82,128)	(56,608)	(9,981)	(40,066)

INCREASE (DECREASE) IN NET ASSETS	166,325	(19,858)	(53,771)	5,683	(22,668)	(73,231)
NET ASSETS AT BEGINNING OF PERIOD	1,085,841	1,105,699	616,958	611,275	217,132	290,363
NET ASSETS AT END OF PERIOD	$1,252,166	$1,085,841	$563,187	$616,958	$194,464	$217,132

UNITS OUTSTANDING
Units outstanding at beginning of period	53,549	61,192	33,962	37,342	18,406	21,587
Units issued	10,044	2,660	420	2,186	232	3,546
Units redeemed	(6,372)	(10,303)	(4,726)	(5,566)	(1,076)	(6,727)
Units outstanding at end of period	57,221	53,549	29,656	33,962	17,562	18,406

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series II		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II		Deutsche Money Market VIP A II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,683	$1,349	$28,538	$30,825	$(1,311)	$(1,234)
Net realized gains (losses)	112,966	146,308	38,086	153,031	—	—
Change in unrealized gains (losses)	(106,459)	(202,088)	(93,346)	(142,937)	—	—
Increase (decrease) in net assets from operations	9,190	(54,431)	(26,722)	40,919	(1,311)	(1,234)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	40,045	—	1,850	—	—
Benefit payments	(1,366)	(18,629)	(13,246)	(54,457)	(2,437)	(467)
Payments on termination	(37,520)	(27,737)	(14,894)	(73,886)	(103,165)	(3,682)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(124,342)	(51,390)	(94,974)	(19,667)	120,610	(331)
Increase (decrease) in net assets from contract
transactions	(162,928)	(57,711)	(123,114)	(146,160)	15,008	(4,480)

INCREASE (DECREASE) IN NET ASSETS	(153,738)	(112,142)	(149,836)	(105,241)	13,697	(5,714)
NET ASSETS AT BEGINNING OF PERIOD	1,063,371	1,175,513	1,204,450	1,309,691	163,351	169,065
NET ASSETS AT END OF PERIOD	$909,633	$1,063,371	$1,054,614	$1,204,450	$177,048	$163,351

UNITS OUTSTANDING
Units outstanding at beginning of period	31,397	33,042	77,686	87,087	15,910	16,364
Units issued	814	2,326	2,650	2,526	12,715	2,554
Units redeemed	(5,476)	(3,971)	(10,803)	(11,927)	(11,259)	(3,008)
Units outstanding at end of period	26,735	31,397	69,533	77,686	17,366	15,910

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Dreyfus Socially Responsible Growth Fund, Inc.		Dreyfus Stock Index Fund
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Small Mid Cap Growth VIP A II		Dreyfus Socially Responsible Growth Fund		Dreyfus Stock Index Fund
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,059)	$(2,710)	$(59)	$(52)	$2,225	$1,878
Net realized gains (losses)	47,935	21,569	2,896	1,500	31,513	14,335
Change in unrealized gains (losses)	(51,010)	(485)	(3,823)	935	(35,019)	48,428
Increase (decrease) in net assets from operations	(6,134)	18,374	(986)	2,383	(1,281)	64,641

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	360	39,705	—	—	—	—
Benefit payments	(173)	(19)	—	—	(14,634)	(23)
Payments on termination	(11,263)	(21,525)	—	—	(20,802)	(11,939)
Contract Maintenance Charge	—	—	(8)	(7)	(201)	(219)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,051)	(17,978)	(1)	—	(2)	(3,777)
Increase (decrease) in net assets from contract
transactions	(36,127)	183	(9)	(7)	(35,639)	(15,958)

INCREASE (DECREASE) IN NET ASSETS	(42,261)	18,557	(995)	2,376	(36,920)	48,683
NET ASSETS AT BEGINNING OF PERIOD	402,959	384,402	22,229	19,853	603,772	555,089
NET ASSETS AT END OF PERIOD	$360,698	$402,959	$21,234	$22,229	$566,852	$603,772

UNITS OUTSTANDING
Units outstanding at beginning of period	21,752	21,779	1,354	1,354	31,983	32,947
Units issued	536	3,373	—	—	2	131
Units redeemed	(2,497)	(3,400)	—	—	(1,942)	(1,095)
Units outstanding at end of period	19,791	21,752	1,354	1,354	30,043	31,983

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Growth & Income		VIF Money Market		Federated Prime Money Fund II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(459)	$(624)	$(7,180)	$(5,288)	$(63,240)	$(73,616)
Net realized gains (losses)	15,506	3,671	—	—	—	—
Change in unrealized gains (losses)	(14,487)	4,165	—	—	—	—
Increase (decrease) in net assets from operations	560	7,212	(7,180)	(5,288)	(63,240)	(73,616)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,948	2,060	2,060
Benefit payments	—	—	36,529	(4,093)	(132,669)	(161,193)
Payments on termination	(19,837)	(8,878)	(2,661,432)	(7,791)	(478,360)	(599,228)
Contract Maintenance Charge	(74)	(70)	(152)	(161)	(4,079)	(4,648)
Transfers among the sub-accounts and with the
Fixed Account - net	(187)	3,071	2,670,131	(68,495)	(102,942)	6,081
Increase (decrease) in net assets from contract
transactions	(20,098)	(5,877)	45,076	(78,592)	(715,990)	(756,928)

INCREASE (DECREASE) IN NET ASSETS	(19,538)	1,335	37,896	(83,880)	(779,230)	(830,544)
NET ASSETS AT BEGINNING OF PERIOD	91,604	90,269	340,831	424,711	4,847,128	5,677,672
NET ASSETS AT END OF PERIOD	$72,066	$91,604	$378,727	$340,831	$4,067,898	$4,847,128

UNITS OUTSTANDING
Units outstanding at beginning of period	4,839	5,209	32,532	40,455	416,136	480,972
Units issued	—	186	288,133	228	4,161	16,441
Units redeemed	(1,124)	(556)	(284,116)	(8,151)	(66,034)	(81,277)
Units outstanding at end of period	3,715	4,839	36,549	32,532	354,263	416,136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,403)	$(26,146)	$11,147	$10,584	$(36,899)	$(42,200)
Net realized gains (losses)	575,850	587,940	71,435	34,548	322,347	213,743
Change in unrealized gains (losses)	(580,643)	(46,647)	(120,930)	11,962	(90,206)	164,290
Increase (decrease) in net assets from operations	(20,196)	515,147	(38,348)	57,094	195,242	335,833

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,621	48,844	180	180	11,580	15,320
Benefit payments	(30,626)	(166,300)	(5,560)	(36,134)	(11,238)	(5,549)
Payments on termination	(575,857)	(499,647)	(61,436)	(27,810)	(336,191)	(231,681)
Contract Maintenance Charge	(3,353)	(3,786)	(366)	(383)	(3,027)	(3,181)
Transfers among the sub-accounts and with the
Fixed Account - net	31,395	(703,161)	(44,335)	(32,601)	(122,090)	(226,830)
Increase (decrease) in net assets from contract
transactions	(551,820)	(1,324,050)	(111,517)	(96,748)	(460,966)	(451,921)

INCREASE (DECREASE) IN NET ASSETS	(572,016)	(808,903)	(149,865)	(39,654)	(265,724)	(116,088)
NET ASSETS AT BEGINNING OF PERIOD	4,509,458	5,318,361	773,229	812,883	3,462,047	3,578,135
NET ASSETS AT END OF PERIOD	$3,937,442	$4,509,458	$623,364	$773,229	$3,196,323	$3,462,047

UNITS OUTSTANDING
Units outstanding at beginning of period	181,361	238,188	38,982	44,117	230,751	261,499
Units issued	5,370	5,209	799	968	1,490	8,952
Units redeemed	(26,978)	(62,036)	(6,491)	(6,103)	(31,263)	(39,700)
Units outstanding at end of period	159,753	181,361	33,290	38,982	200,978	230,751

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income		VIP Index 500		VIP Investment Grade Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,388	$22,027	$20,407	$5,123	$13,479	$10,826
Net realized gains (losses)	(2,201)	2,044	215,474	373,677	4,127	2,908
Change in unrealized gains (losses)	(48,369)	(20,950)	(234,763)	90,313	(35,406)	40,056
Increase (decrease) in net assets from operations	(24,182)	3,121	1,118	469,113	(17,800)	53,790

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	750	1,776	15,087	11,026	5,042	8,944
Benefit payments	(4,933)	1,035	(60,347)	(42,676)	(529)	(821)
Payments on termination	(23,458)	(136,166)	(477,600)	(855,377)	(181,864)	(165,461)
Contract Maintenance Charge	(447)	(526)	(2,478)	(2,763)	(885)	(1,018)
Transfers among the sub-accounts and with the
Fixed Account - net	4,070	(22,654)	7,453	(55,497)	(3,099)	132,858
Increase (decrease) in net assets from contract
transactions	(24,018)	(156,535)	(517,885)	(945,287)	(181,335)	(25,498)

INCREASE (DECREASE) IN NET ASSETS	(48,200)	(153,414)	(516,767)	(476,174)	(199,135)	28,292
NET ASSETS AT BEGINNING OF PERIOD	520,275	673,689	3,923,207	4,399,381	1,214,557	1,186,265
NET ASSETS AT END OF PERIOD	$472,075	$520,275	$3,406,440	$3,923,207	$1,015,422	$1,214,557

UNITS OUTSTANDING
Units outstanding at beginning of period	33,331	43,151	246,267	309,144	62,837	64,144
Units issued	793	1,017	3,070	8,781	703	10,398
Units redeemed	(2,373)	(10,837)	(35,082)	(71,658)	(10,041)	(11,705)
Units outstanding at end of period	31,751	33,331	214,255	246,267	53,499	62,837

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas		VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(485)	$(1,972)	$101	$(106)	$(340,249)	$(436,728)
Net realized gains (losses)	18,924	45,449	109	94	5,858,029	4,193,780
Change in unrealized gains (losses)	4,462	(127,555)	(610)	496	(5,847,555)	528,668
Increase (decrease) in net assets from operations	22,901	(84,078)	(400)	484	(329,775)	4,285,720

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,461	4,323	—	—	33,433	36,959
Benefit payments	(114)	(77,052)	—	—	(1,447,808)	(1,602,823)
Payments on termination	(147,511)	(97,806)	—	—	(6,222,963)	(9,530,501)
Contract Maintenance Charge	(615)	(728)	—	—	(140,618)	(168,261)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,318)	(178,824)	20,729	—	(1,618,579)	(959,334)
Increase (decrease) in net assets from contract
transactions	(153,097)	(350,087)	20,729	—	(9,396,535)	(12,223,960)

INCREASE (DECREASE) IN NET ASSETS	(130,196)	(434,165)	20,329	484	(9,726,310)	(7,938,240)
NET ASSETS AT BEGINNING OF PERIOD	720,894	1,155,059	12,995	12,511	43,004,199	50,942,439
NET ASSETS AT END OF PERIOD	$590,698	$720,894	$33,324	$12,995	$33,277,889	$43,004,199

UNITS OUTSTANDING
Units outstanding at beginning of period	55,399	79,639	864	864	2,424,427	3,151,895
Units issued	408	618	1,391	—	109,813	110,876
Units redeemed	(11,092)	(24,858)	—	—	(619,941)	(838,344)
Units outstanding at end of period	44,715	55,399	2,255	864	1,914,299	2,424,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,447	$6,171	$(3,706)	$(23,337)	$(3,266)	$(18,181)
Net realized gains (losses)	58,730	18,010	116,530	352,611	130,528	338,817
Change in unrealized gains (losses)	(96,485)	17,765	(202,605)	(198,094)	(195,744)	(192,051)
Increase (decrease) in net assets from operations	(30,308)	41,946	(89,781)	131,180	(68,482)	128,585

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	3,402	1,380	1,380
Benefit payments	(12,723)	(4,217)	(107,745)	(36,107)	(166,251)	(115,876)
Payments on termination	(71,305)	(57,088)	(270,957)	(1,488,654)	(418,065)	(935,433)
Contract Maintenance Charge	(198)	(217)	(14,286)	(18,867)	(17,910)	(21,989)
Transfers among the sub-accounts and with the
Fixed Account - net	4,380	(3,565)	235,042	(98,290)	296,033	(347,551)
Increase (decrease) in net assets from contract
transactions	(79,846)	(65,087)	(157,946)	(1,638,516)	(304,813)	(1,419,469)

INCREASE (DECREASE) IN NET ASSETS	(110,154)	(23,141)	(247,727)	(1,507,336)	(373,295)	(1,290,884)
NET ASSETS AT BEGINNING OF PERIOD	617,227	640,368	4,307,586	5,814,922	3,911,900	5,202,784
NET ASSETS AT END OF PERIOD	$507,073	$617,227	$4,059,859	$4,307,586	$3,538,605	$3,911,900

UNITS OUTSTANDING
Units outstanding at beginning of period	37,208	41,179	316,539	437,738	289,718	396,610
Units issued	291	434	35,498	5,193	22,588	7,072
Units redeemed	(4,907)	(4,405)	(46,513)	(126,392)	(44,222)	(113,964)
Units outstanding at end of period	32,592	37,208	305,524	316,539	268,084	289,718

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,859)	$(9,806)	$(3,873)	$(8,788)	$(126,832)	$(150,639)
Net realized gains (losses)	103,358	185,434	32,266	52,734	—	—
Change in unrealized gains (losses)	(130,262)	(97,594)	(61,157)	(8,957)	—	—
Increase (decrease) in net assets from operations	(34,763)	78,034	(32,764)	34,989	(126,832)	(150,639)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	190,524	—
Benefit payments	(359,835)	—	(63,522)	(105,026)	(477,763)	(332,363)
Payments on termination	(429,170)	(361,978)	(642,112)	(405,570)	(4,282,123)	(4,487,106)
Contract Maintenance Charge	(6,871)	(10,526)	(6,373)	(8,496)	(34,560)	(35,988)
Transfers among the sub-accounts and with the
Fixed Account - net	185,550	(154,931)	755,908	114,620	3,346,753	4,037,910
Increase (decrease) in net assets from contract
transactions	(610,326)	(527,435)	43,901	(404,472)	(1,257,169)	(817,547)

INCREASE (DECREASE) IN NET ASSETS	(645,089)	(449,401)	11,137	(369,483)	(1,384,001)	(968,186)
NET ASSETS AT BEGINNING OF PERIOD	2,173,153	2,622,554	1,486,557	1,856,040	8,470,622	9,438,808
NET ASSETS AT END OF PERIOD	$1,528,064	$2,173,153	$1,497,694	$1,486,557	$7,086,621	$8,470,622

UNITS OUTSTANDING
Units outstanding at beginning of period	158,498	196,604	119,772	151,651	880,057	961,281
Units issued	17,303	6,672	71,108	11,675	498,460	581,289
Units redeemed	(62,275)	(44,778)	(67,744)	(43,554)	(627,735)	(662,513)
Units outstanding at end of period	113,526	158,498	123,136	119,772	750,782	880,057

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,334)	$(2,414)	$3,174	$(50,772)	$(15,463)	$—
Net realized gains (losses)	15,835	7,196	687,872	2,444,063	124,805	—
Change in unrealized gains (losses)	(5,346)	8,283	(920,860)	(1,753,443)	(146,455)	—
Increase (decrease) in net assets from operations	8,155	13,065	(229,814)	639,848	(37,113)	—

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	60	240	12,729	—	—
Benefit payments	—	(1,144)	(149,038)	(5,454,580)	(25,620)	—
Payments on termination	(19,615)	(10,542)	(668,103)	(1,376,237)	(40,019)	—
Contract Maintenance Charge	(106)	(97)	(21,257)	(26,021)	(3,792)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(519)	10,817	(267,890)	(65,676)	1,520,729	—
Increase (decrease) in net assets from contract
transactions	(20,180)	(906)	(1,106,048)	(6,909,785)	1,451,298	—

INCREASE (DECREASE) IN NET ASSETS	(12,025)	12,159	(1,335,862)	(6,269,937)	1,414,185	—
NET ASSETS AT BEGINNING OF PERIOD	157,524	145,365	6,354,099	12,624,036	—	—
NET ASSETS AT END OF PERIOD	$145,499	$157,524	$5,018,237	$6,354,099	$1,414,185	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	10,822	10,880	356,307	760,583	—	—
Units issued	9	815	9,288	28,678	93,647	—
Units redeemed	(1,174)	(873)	(71,604)	(432,954)	(17,155)	—
Units outstanding at end of period	9,657	10,822	293,991	356,307	76,492	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth Stock (Service Class 2)*		VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,164)	$(14,357)	$139,711	$147,771	$7,938	$(19,296)
Net realized gains (losses)	362,190	243,001	(23,429)	45,831	355,801	851,592
Change in unrealized gains (losses)	(270,057)	(93,915)	(265,360)	(195,793)	(419,508)	(4,195)
Increase (decrease) in net assets from operations	86,969	134,729	(149,078)	(2,191)	(55,769)	828,101

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	35,205	144	144	28,044	40,785
Benefit payments	(610)	(45,041)	(51,202)	(250,212)	(69,545)	(183,409)
Payments on termination	(92,442)	(224,275)	(472,119)	(797,047)	(774,619)	(1,102,144)
Contract Maintenance Charge	(1,028)	(4,639)	(9,102)	(11,601)	(23,196)	(27,054)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,543,224)	108,759	(328,375)	(85,693)	577,183	(854,743)
Increase (decrease) in net assets from contract
transactions	(1,637,304)	(129,991)	(860,654)	(1,144,409)	(262,133)	(2,126,565)

INCREASE (DECREASE) IN NET ASSETS	(1,550,335)	4,738	(1,009,732)	(1,146,600)	(317,902)	(1,298,464)
NET ASSETS AT BEGINNING OF PERIOD	1,550,335	1,545,597	3,846,223	4,992,823	7,964,744	9,263,208
NET ASSETS AT END OF PERIOD	$—	$1,550,335	$2,836,491	$3,846,223	$7,646,842	$7,964,744

UNITS OUTSTANDING
Units outstanding at beginning of period	86,692	95,366	238,437	306,863	498,693	643,567
Units issued	2,686	20,940	7,798	13,518	77,279	93,179
Units redeemed	(89,378)	(29,614)	(59,155)	(81,944)	(93,779)	(238,053)
Units outstanding at end of period	—	86,692	187,080	238,437	482,193	498,693

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4	$5	$(157,272)	$(216,426)	$(240)	$(256)
Net realized gains (losses)	(11)	(19)	1,649,038	883,776	1,136	412
Change in unrealized gains (losses)	(22)	73	(1,763,835)	(168,717)	(166)	(4,040)
Increase (decrease) in net assets from operations	(29)	59	(272,069)	498,633	730	(3,884)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	910	4,434	—	—
Benefit payments	—	—	(696,340)	(1,352,519)	—	—
Payments on termination	(470)	(535)	(1,522,123)	(2,170,175)	(6,757)	(2,850)
Contract Maintenance Charge	(3)	(3)	(43,620)	(50,333)	(17)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	25	40	12,648	(86,357)	(1)	80
Increase (decrease) in net assets from contract
transactions	(448)	(498)	(2,248,525)	(3,654,950)	(6,775)	(2,784)

INCREASE (DECREASE) IN NET ASSETS	(477)	(439)	(2,520,594)	(3,156,317)	(6,045)	(6,668)
NET ASSETS AT BEGINNING OF PERIOD	1,380	1,819	12,150,613	15,306,930	33,873	40,541
NET ASSETS AT END OF PERIOD	$903	$1,380	$9,630,019	$12,150,613	$27,828	$33,873

UNITS OUTSTANDING
Units outstanding at beginning of period	92	125	672,344	868,781	2,362	2,528
Units issued	2	3	42,251	80,563	—	5
Units redeemed	(31)	(36)	(164,753)	(277,000)	(362)	(171)
Units outstanding at end of period	63	92	549,842	672,344	2,000	2,362

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Flex Cap Growth VIP		Franklin Growth and Income VIP		Franklin High Income VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,300)	$(35,588)	$418,096	$244,668	$432,258	$427,892
Net realized gains (losses)	1,053,082	511,039	1,521,993	1,299,069	(58,655)	172,157
Change in unrealized gains (losses)	(972,360)	(392,562)	(2,533,160)	529,765	(1,234,392)	(723,362)
Increase (decrease) in net assets from operations	51,422	82,889	(593,071)	2,073,502	(860,789)	(123,313)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20,080	35,951	—	600
Benefit payments	(102,385)	(111,719)	(504,746)	(745,134)	(242,469)	(214,853)
Payments on termination	(212,059)	(360,314)	(2,937,299)	(4,734,018)	(717,091)	(1,258,245)
Contract Maintenance Charge	(6,805)	(8,099)	(92,545)	(109,125)	(10,830)	(13,073)
Transfers among the sub-accounts and with the
Fixed Account - net	(68,127)	(86,520)	(1,143,422)	(676,988)	247	401,926
Increase (decrease) in net assets from contract
transactions	(389,376)	(566,652)	(4,657,932)	(6,229,314)	(970,143)	(1,083,645)

INCREASE (DECREASE) IN NET ASSETS	(337,954)	(483,763)	(5,251,003)	(4,155,812)	(1,830,932)	(1,206,958)
NET ASSETS AT BEGINNING OF PERIOD	1,854,897	2,338,660	27,037,553	31,193,365	9,072,775	10,279,733
NET ASSETS AT END OF PERIOD	$1,516,943	$1,854,897	$21,786,550	$27,037,553	$7,241,843	$9,072,775

UNITS OUTSTANDING
Units outstanding at beginning of period	106,555	139,825	1,199,409	1,485,522	535,035	595,263
Units issued	1,010	5,090	37,565	50,856	33,185	59,470
Units redeemed	(22,722)	(38,360)	(244,212)	(336,969)	(90,200)	(119,698)
Units outstanding at end of period	84,843	106,555	992,762	1,199,409	478,020	535,035

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Income VIP		Franklin Large Cap Growth VIP		Franklin Mutual Global Discovery VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,049,051	$4,496,117	$(355,986)	$(149,444)	$155,881	$76,630
Net realized gains (losses)	236,473	2,560,687	8,600,020	2,862,221	900,187	1,453,776
Change in unrealized gains (losses)	(11,659,540)	(2,449,568)	(7,012,464)	445,582	(1,736,807)	(845,425)
Increase (decrease) in net assets from operations	(8,374,016)	4,607,236	1,231,570	3,158,359	(680,739)	684,981

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	67,715	184,679	24,923	39,216	1,631	1,800
Benefit payments	(5,371,464)	(4,987,472)	(913,831)	(708,343)	(320,708)	(332,370)
Payments on termination	(15,616,253)	(20,689,514)	(4,317,919)	(5,783,113)	(1,660,526)	(2,333,290)
Contract Maintenance Charge	(248,276)	(315,816)	(90,990)	(108,059)	(52,080)	(60,632)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,125,554)	(604,204)	(1,030,729)	(2,217,270)	(157,563)	(54,258)
Increase (decrease) in net assets from contract
transactions	(22,293,832)	(26,412,327)	(6,328,546)	(8,777,569)	(2,189,246)	(2,778,750)

INCREASE (DECREASE) IN NET ASSETS	(30,667,848)	(21,805,091)	(5,096,976)	(5,619,210)	(2,869,985)	(2,093,769)
NET ASSETS AT BEGINNING OF PERIOD	115,408,465	137,213,556	28,432,752	34,051,962	15,526,779	17,620,548
NET ASSETS AT END OF PERIOD	$84,740,617	$115,408,465	$23,335,776	$28,432,752	$12,656,794	$15,526,779

UNITS OUTSTANDING
Units outstanding at beginning of period	6,536,000	7,995,688	1,755,652	2,323,911	933,905	1,098,656
Units issued	418,776	371,175	68,162	55,193	45,600	48,774
Units redeemed	(1,700,785)	(1,830,863)	(433,897)	(623,452)	(174,822)	(213,525)
Units outstanding at end of period	5,253,991	6,536,000	1,389,917	1,755,652	804,683	933,905

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Shares VIP		Franklin Small Cap Value VIP		Franklin Small-Mid Cap Growth VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$790,620	$243,990	$(231,289)	$(291,884)	$(15,628)	$(17,487)
Net realized gains (losses)	6,906,186	4,301,461	4,456,788	4,884,243	269,907	268,814
Change in unrealized gains (losses)	(11,137,085)	(698,424)	(6,334,109)	(4,932,019)	(285,756)	(190,122)
Increase (decrease) in net assets from operations	(3,440,279)	3,847,027	(2,108,610)	(339,660)	(31,477)	61,205

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,196	40,973	23,979	45,748	1,310	800
Benefit payments	(2,507,895)	(2,076,854)	(1,105,933)	(653,063)	(29,821)	(5,863)
Payments on termination	(7,871,494)	(10,317,805)	(2,939,437)	(5,183,376)	(109,537)	(106,912)
Contract Maintenance Charge	(164,893)	(196,004)	(71,524)	(87,467)	(3,563)	(3,761)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,868,370)	(2,055,851)	259,411	(1,070,175)	(14,539)	(33,753)
Increase (decrease) in net assets from contract
transactions	(12,381,456)	(14,605,541)	(3,833,504)	(6,948,333)	(156,150)	(149,489)

INCREASE (DECREASE) IN NET ASSETS	(15,821,735)	(10,758,514)	(5,942,114)	(7,287,993)	(187,627)	(88,284)
NET ASSETS AT BEGINNING OF PERIOD	65,115,364	75,873,878	26,530,953	33,818,946	1,067,211	1,155,495
NET ASSETS AT END OF PERIOD	$49,293,629	$65,115,364	$20,588,839	$26,530,953	$879,584	$1,067,211

UNITS OUTSTANDING
Units outstanding at beginning of period	3,195,738	3,925,250	878,814	1,108,578	38,774	44,710
Units issued	124,471	79,789	54,146	48,498	284	936
Units redeemed	(734,562)	(809,301)	(181,781)	(278,262)	(6,022)	(6,872)
Units outstanding at end of period	2,585,647	3,195,738	751,179	878,814	33,036	38,774

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin U.S. Government Securities VIP		Templeton Developing Markets VIP		Templeton Foreign VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$131,197	$182,038	$34,722	$(19,608)	$928,362	$180,727
Net realized gains (losses)	(71,660)	(53,756)	645,521	(82,482)	2,116,533	2,830,766
Change in unrealized gains (losses)	(209,385)	189,054	(2,785,050)	(1,154,616)	(7,031,400)	(12,065,194)
Increase (decrease) in net assets from operations	(149,848)	317,336	(2,104,807)	(1,256,706)	(3,986,505)	(9,053,701)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,888	8,713	73,452	33,678	71,847	102,282
Benefit payments	(351,615)	(754,020)	(209,282)	(240,986)	(1,874,568)	(4,672,028)
Payments on termination	(2,202,296)	(2,843,917)	(1,639,059)	(2,403,652)	(8,003,977)	(12,462,943)
Contract Maintenance Charge	(60,014)	(69,490)	(37,194)	(48,393)	(166,328)	(209,385)
Transfers among the sub-accounts and with the
Fixed Account - net	(185,996)	(249,998)	936,641	125,649	(669,762)	2,837,228
Increase (decrease) in net assets from contract
transactions	(2,793,033)	(3,908,712)	(875,442)	(2,533,704)	(10,642,788)	(14,404,846)

INCREASE (DECREASE) IN NET ASSETS	(2,942,881)	(3,591,376)	(2,980,249)	(3,790,410)	(14,629,293)	(23,458,547)
NET ASSETS AT BEGINNING OF PERIOD	15,520,729	19,112,105	10,814,917	14,605,327	63,482,078	86,940,625
NET ASSETS AT END OF PERIOD	$12,577,848	$15,520,729	$7,834,668	$10,814,917	$48,852,785	$63,482,078

UNITS OUTSTANDING
Units outstanding at beginning of period	1,229,634	1,541,131	352,480	428,760	3,434,868	4,141,649
Units issued	76,819	100,093	54,244	34,352	158,283	294,466
Units redeemed	(298,298)	(411,590)	(82,650)	(110,632)	(718,256)	(1,001,247)
Units outstanding at end of period	1,008,155	1,229,634	324,074	352,480	2,874,895	3,434,868

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Global Bond VIP		Templeton Growth VIP		VIT Large Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,922	$61,520	$10,291	$(647)	$(11,042)	$(14,952)
Net realized gains (losses)	9,998	31,802	15,062	21,467	319,488	760,853
Change in unrealized gains (losses)	(170,423)	(82,641)	(93,287)	(64,265)	(481,307)	(371,099)
Increase (decrease) in net assets from operations	(76,503)	10,681	(67,934)	(43,445)	(172,861)	374,802

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	144	4,827
Benefit payments	(22,118)	(35,274)	(19,905)	(19,321)	(111,520)	(73,542)
Payments on termination	(124,631)	(226,763)	(64,312)	(33,210)	(397,004)	(679,075)
Contract Maintenance Charge	(2,032)	(2,416)	(360)	(402)	(10,846)	(12,281)
Transfers among the sub-accounts and with the
Fixed Account - net	19,086	13,031	(11,994)	(58,884)	22,438	(169,129)
Increase (decrease) in net assets from contract
transactions	(129,695)	(251,422)	(96,571)	(111,817)	(496,788)	(929,200)

INCREASE (DECREASE) IN NET ASSETS	(206,198)	(240,741)	(164,505)	(155,262)	(669,649)	(554,398)
NET ASSETS AT BEGINNING OF PERIOD	1,426,255	1,666,996	955,811	1,111,073	3,281,631	3,836,029
NET ASSETS AT END OF PERIOD	$1,220,057	$1,426,255	$791,306	$955,811	$2,611,982	$3,281,631

UNITS OUTSTANDING
Units outstanding at beginning of period	49,704	58,543	44,544	50,040	203,784	263,723
Units issued	2,373	8,038	311	140	9,047	4,055
Units redeemed	(7,039)	(16,877)	(4,810)	(5,636)	(40,176)	(63,994)
Units outstanding at end of period	45,038	49,704	40,045	44,544	172,655	203,784

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Mid Cap Value		VIT Small Cap Equity Insights		VIT Strategic Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,980)	$(23,192)	$(72,921)	$(70,928)	$(231)	$(202)
Net realized gains (losses)	219,530	695,571	760,179	1,235,833	1,572	4,516
Change in unrealized gains (losses)	(470,429)	(322,801)	(834,940)	(923,375)	(855)	(1,740)
Increase (decrease) in net assets from operations	(284,879)	349,578	(147,682)	241,530	486	2,574

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,350	192	12,613	—	—
Benefit payments	(73,337)	(57,123)	(186,478)	(1,411,550)	—	—
Payments on termination	(234,366)	(823,125)	(735,425)	(1,532,536)	—	—
Contract Maintenance Charge	(7,738)	(9,338)	(15,758)	(19,239)	(21)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,308)	(68,073)	(434,915)	(107,526)	1	—
Increase (decrease) in net assets from contract
transactions	(328,749)	(956,309)	(1,372,384)	(3,058,238)	(20)	(20)

INCREASE (DECREASE) IN NET ASSETS	(613,628)	(606,731)	(1,520,066)	(2,816,708)	466	2,554
NET ASSETS AT BEGINNING OF PERIOD	2,946,718	3,553,449	5,940,117	8,756,825	23,726	21,172
NET ASSETS AT END OF PERIOD	$2,333,090	$2,946,718	$4,420,051	$5,940,117	$24,192	$23,726

UNITS OUTSTANDING
Units outstanding at beginning of period	141,902	192,083	354,210	548,898	1,382	1,383
Units issued	1,848	1,490	11,644	18,733	—	—
Units redeemed	(18,114)	(51,671)	(88,160)	(213,421)	(1)	(1)
Units outstanding at end of period	125,636	141,902	277,694	354,210	1,381	1,382

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	VIT U.S. Equity Insights		Invesco V.I. American Franchise		Invesco V.I. American Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,180)	$(21,165)	$(1,213,795)	$(1,269,256)	$(572,951)	$(583,748)
Net realized gains (losses)	552,840	772,309	5,074,357	4,730,899	6,864,847	6,829,763
Change in unrealized gains (losses)	(620,887)	(28,795)	(1,002,543)	2,234,534	(10,388,710)	(2,647,941)
Increase (decrease) in net assets from operations	(85,227)	722,349	2,858,019	5,696,177	(4,096,814)	3,598,074

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	11,168	29,135	92,296	6,606	53,573
Benefit payments	(173,278)	(182,087)	(3,396,397)	(5,080,493)	(2,066,106)	(1,474,726)
Payments on termination	(499,993)	(984,329)	(6,447,043)	(7,204,207)	(4,036,873)	(6,114,472)
Contract Maintenance Charge	(13,844)	(17,275)	(48,789)	(52,142)	(34,023)	(40,116)
Transfers among the sub-accounts and with the
Fixed Account - net	(101,078)	(407,339)	(1,410,830)	(1,304,453)	(389,765)	(795,302)
Increase (decrease) in net assets from contract
transactions	(787,953)	(1,579,862)	(11,273,924)	(13,548,999)	(6,520,161)	(8,371,043)

INCREASE (DECREASE) IN NET ASSETS	(873,180)	(857,513)	(8,415,905)	(7,852,822)	(10,616,975)	(4,772,969)
NET ASSETS AT BEGINNING OF PERIOD	4,935,089	5,792,602	86,128,509	93,981,331	45,105,961	49,878,930
NET ASSETS AT END OF PERIOD	$4,061,909	$4,935,089	$77,712,604	$86,128,509	$34,488,986	$45,105,961

UNITS OUTSTANDING
Units outstanding at beginning of period	279,465	375,120	5,740,180	6,844,728	1,920,692	2,293,762
Units issued	9,538	6,600	142,878	151,708	67,165	62,791
Units redeemed	(54,185)	(102,255)	(879,296)	(1,256,256)	(344,368)	(435,861)
Units outstanding at end of period	234,818	279,465	5,003,762	5,740,180	1,643,489	1,920,692

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$116,288	$(52,989)	$(259,322)	$(524,825)	$222,589	$294,392
Net realized gains (losses)	1,804,349	2,234,533	12,201,429	5,742,610	(238,372)	(186,877)
Change in unrealized gains (losses)	(3,887,030)	191,130	(17,355,704)	431,701	(102,116)	425,523
Increase (decrease) in net assets from operations	(1,966,393)	2,372,674	(5,413,597)	5,649,486	(117,899)	533,038

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,230	2,060	20,845	82,843	3,980	150
Benefit payments	(1,631,195)	(1,823,546)	(3,550,232)	(4,009,711)	(581,921)	(321,224)
Payments on termination	(2,037,621)	(3,348,085)	(6,444,525)	(6,761,471)	(774,826)	(641,591)
Contract Maintenance Charge	(11,291)	(13,185)	(41,003)	(45,134)	(2,334)	(2,674)
Transfers among the sub-accounts and with the
Fixed Account - net	(513,716)	(296,411)	(933,766)	(1,243,982)	(31,506)	(9,691)
Increase (decrease) in net assets from contract
transactions	(4,189,593)	(5,479,167)	(10,948,681)	(11,977,455)	(1,386,607)	(975,030)

INCREASE (DECREASE) IN NET ASSETS	(6,155,986)	(3,106,493)	(16,362,278)	(6,327,969)	(1,504,506)	(441,992)
NET ASSETS AT BEGINNING OF PERIOD	29,816,094	32,922,587	84,650,483	90,978,452	8,063,800	8,505,792
NET ASSETS AT END OF PERIOD	$23,660,108	$29,816,094	$68,288,205	$84,650,483	$6,559,294	$8,063,800

UNITS OUTSTANDING
Units outstanding at beginning of period	1,429,307	1,699,015	4,153,101	4,779,864	554,830	623,556
Units issued	47,036	51,200	89,753	118,999	24,758	39,451
Units redeemed	(251,989)	(320,908)	(629,721)	(745,762)	(120,537)	(108,177)
Units outstanding at end of period	1,224,354	1,429,307	3,613,133	4,153,101	459,051	554,830

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$362,731	$410,312	$279,858	$90,144	$(33,541)	$188,015
Net realized gains (losses)	9,795,750	10,620,039	2,915,963	2,264,512	1,492,691	591,965
Change in unrealized gains (losses)	(9,004,799)	5,255,241	(4,101,600)	(393,256)	(2,177,899)	(994,120)
Increase (decrease) in net assets from operations	1,153,682	16,285,592	(905,779)	1,961,400	(718,749)	(214,140)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	58,445	134,688	10,168	55,084	21,651	2,736
Benefit payments	(6,484,666)	(6,134,446)	(1,594,049)	(1,177,122)	(1,796,736)	(1,689,772)
Payments on termination	(10,699,211)	(12,793,984)	(2,321,665)	(2,318,182)	(2,206,522)	(3,144,763)
Contract Maintenance Charge	(65,222)	(70,296)	(10,294)	(11,202)	(15,216)	(17,434)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,375,620)	(2,345,805)	308,257	400,765	(325,086)	(651,444)
Increase (decrease) in net assets from contract
transactions	(18,566,274)	(21,209,843)	(3,607,583)	(3,050,657)	(4,321,909)	(5,500,677)

INCREASE (DECREASE) IN NET ASSETS	(17,412,592)	(4,924,251)	(4,513,362)	(1,089,257)	(5,040,658)	(5,714,817)
NET ASSETS AT BEGINNING OF PERIOD	152,078,429	157,002,680	27,029,261	28,118,518	32,900,338	38,615,155
NET ASSETS AT END OF PERIOD	$134,665,837	$152,078,429	$22,515,899	$27,029,261	$27,859,680	$32,900,338

UNITS OUTSTANDING
Units outstanding at beginning of period	3,399,083	3,919,006	1,487,824	1,669,671	1,498,327	1,754,079
Units issued	53,836	119,017	71,249	104,676	23,363	23,571
Units redeemed	(490,000)	(638,940)	(277,746)	(286,523)	(218,613)	(279,323)
Units outstanding at end of period	2,962,919	3,399,083	1,281,327	1,487,824	1,303,077	1,498,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Securities		Invesco V.I. High Yield		Invesco V.I. International Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$61,091	$149,633	$522,386	$479,601	$6,395	$33,866
Net realized gains (losses)	(49,635)	(62,258)	(103,803)	41,915	1,104,420	1,260,485
Change in unrealized gains (losses)	(93,186)	162,456	(981,939)	(405,961)	(1,748,741)	(1,505,804)
Increase (decrease) in net assets from operations	(81,730)	249,831	(563,356)	115,555	(637,926)	(211,453)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,780	8,139	724	37,263
Benefit payments	(369,655)	(350,174)	(808,792)	(894,611)	(733,835)	(322,023)
Payments on termination	(657,376)	(998,340)	(986,337)	(1,173,221)	(1,457,215)	(1,844,255)
Contract Maintenance Charge	(3,722)	(4,164)	(7,448)	(8,676)	(8,648)	(9,842)
Transfers among the sub-accounts and with the
Fixed Account - net	148,926	(251,562)	29,260	(709,914)	(259,559)	(377,896)
Increase (decrease) in net assets from contract
transactions	(881,827)	(1,604,240)	(1,769,537)	(2,778,283)	(2,458,533)	(2,516,753)

INCREASE (DECREASE) IN NET ASSETS	(963,557)	(1,354,409)	(2,332,893)	(2,662,728)	(3,096,459)	(2,728,206)
NET ASSETS AT BEGINNING OF PERIOD	8,618,534	9,972,943	14,530,058	17,192,786	20,588,811	23,317,017
NET ASSETS AT END OF PERIOD	$7,654,977	$8,618,534	$12,197,165	$14,530,058	$17,492,352	$20,588,811

UNITS OUTSTANDING
Units outstanding at beginning of period	525,926	624,964	835,013	993,310	1,006,350	1,125,618
Units issued	42,547	39,200	49,368	43,527	36,153	40,442
Units redeemed	(95,892)	(138,238)	(155,976)	(201,824)	(156,186)	(159,710)
Units outstanding at end of period	472,581	525,926	728,405	835,013	886,317	1,006,350

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(434)	$91,952	$(116,682)	$(165,507)	$(114,407)	$(115,934)
Net realized gains (losses)	2,190,182	404,214	1,134,112	1,677,566	889,760	334,151
Change in unrealized gains (losses)	(2,396,506)	592,240	(1,533,549)	(1,164,283)	(772,160)	300,805
Increase (decrease) in net assets from operations	(206,758)	1,088,406	(516,119)	347,776	3,193	519,022

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,538	2,727	180	180
Benefit payments	(320,569)	(10,134)	(238,010)	(217,601)	(120,596)	(93,601)
Payments on termination	(429,220)	(355,800)	(772,606)	(1,113,100)	(452,121)	(833,809)
Contract Maintenance Charge	(2,465)	(2,485)	(3,103)	(3,441)	(2,691)	(2,770)
Transfers among the sub-accounts and with the
Fixed Account - net	82,995	4,902	(192,654)	(173,843)	(53,902)	(15,497)
Increase (decrease) in net assets from contract
transactions	(669,259)	(363,517)	(1,204,835)	(1,505,258)	(629,130)	(945,497)

INCREASE (DECREASE) IN NET ASSETS	(876,017)	724,889	(1,720,954)	(1,157,482)	(625,937)	(426,475)
NET ASSETS AT BEGINNING OF PERIOD	6,545,885	5,820,996	10,886,538	12,044,020	8,106,731	8,533,206
NET ASSETS AT END OF PERIOD	$5,669,868	$6,545,885	$9,165,584	$10,886,538	$7,480,794	$8,106,731

UNITS OUTSTANDING
Units outstanding at beginning of period	261,300	276,483	509,632	585,366	348,161	390,591
Units issued	15,583	13,140	17,539	24,461	12,806	13,145
Units redeemed	(42,206)	(28,323)	(72,930)	(100,195)	(39,604)	(55,575)
Units outstanding at end of period	234,677	261,300	454,241	509,632	321,363	348,161

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Money Market		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(74,008)	$(94,402)	$86,691	$132,636	$(41,639)	$(41,733)
Net realized gains (losses)	—	—	5,104,337	2,039,829	440,093	377,703
Change in unrealized gains (losses)	—	—	(5,336,658)	1,487,747	(245,560)	(63,609)
Increase (decrease) in net assets from operations	(74,008)	(94,402)	(145,630)	3,660,212	152,894	272,361

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,643,976	108,564	1,200	2,200
Benefit payments	(277,398)	(765,826)	(1,380,880)	(1,233,813)	(119,832)	(5,080)
Payments on termination	(468,057)	(1,457,456)	(1,780,327)	(2,640,439)	(150,893)	(268,481)
Contract Maintenance Charge	(3,355)	(3,801)	(12,906)	(13,718)	(1,457)	(1,491)
Transfers among the sub-accounts and with the
Fixed Account - net	(75,041)	(32,034)	(9,270)	743,593	(131,983)	17,715
Increase (decrease) in net assets from contract
transactions	(823,851)	(2,259,117)	(1,539,407)	(3,035,813)	(402,965)	(255,137)

INCREASE (DECREASE) IN NET ASSETS	(897,859)	(2,353,519)	(1,685,037)	624,399	(250,071)	17,224
NET ASSETS AT BEGINNING OF PERIOD	5,841,749	8,195,268	34,155,893	33,531,494	2,964,696	2,947,472
NET ASSETS AT END OF PERIOD	$4,943,890	$5,841,749	$32,470,856	$34,155,893	$2,714,625	$2,964,696

UNITS OUTSTANDING
Units outstanding at beginning of period	517,135	717,695	1,881,984	2,065,598	162,708	177,127
Units issued	93,191	88,826	268,248	172,672	9,184	7,328
Units redeemed	(163,822)	(289,386)	(347,344)	(356,286)	(30,474)	(21,747)
Units outstanding at end of period	446,504	517,135	1,802,888	1,881,984	141,418	162,708

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$82,540	$(153)	$(388,306)	$(451,582)	$(430,062)	$(459,625)
Net realized gains (losses)	654,891	189,933	2,326,671	4,156,977	4,375,465	4,868,743
Change in unrealized gains (losses)	(1,539,697)	189,166	(1,262,935)	(2,315,887)	(6,543,207)	(2,139,173)
Increase (decrease) in net assets from operations	(802,266)	378,946	675,430	1,389,508	(2,597,804)	2,269,945

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	1,168	10,442	5,948	5,591	45,465
Benefit payments	(215,962)	(38,096)	(500,508)	(3,215,529)	(695,817)	(759,359)
Payments on termination	(447,134)	(527,128)	(2,670,524)	(4,083,254)	(4,172,630)	(5,406,557)
Contract Maintenance Charge	(2,842)	(3,211)	(47,802)	(54,758)	(86,125)	(107,606)
Transfers among the sub-accounts and with the
Fixed Account - net	(239,545)	(106,846)	(387,048)	(759,858)	390,064	(1,194,344)
Increase (decrease) in net assets from contract
transactions	(905,315)	(674,113)	(3,595,440)	(8,107,451)	(4,558,917)	(7,422,401)

INCREASE (DECREASE) IN NET ASSETS	(1,707,581)	(295,167)	(2,920,010)	(6,717,943)	(7,156,721)	(5,152,456)
NET ASSETS AT BEGINNING OF PERIOD	7,598,802	7,893,969	23,510,667	30,228,610	28,614,611	33,767,067
NET ASSETS AT END OF PERIOD	$5,891,221	$7,598,802	$20,590,657	$23,510,667	$21,457,890	$28,614,611

UNITS OUTSTANDING
Units outstanding at beginning of period	465,005	507,938	1,425,939	1,889,653	982,891	1,253,352
Units issued	15,194	37,124	35,030	33,476	61,691	31,816
Units redeemed	(72,077)	(80,057)	(244,791)	(497,190)	(220,514)	(302,277)
Units outstanding at end of period	408,122	465,005	1,216,178	1,425,939	824,068	982,891

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(93,918)	$(721,734)	$(14,777)	$(21,203)	$4,109	$4,478
Net realized gains (losses)	7,079,380	10,091,348	258,092	136,871	(416)	(4,061)
Change in unrealized gains (losses)	(13,881,257)	(1,761,418)	(379,273)	(1,637)	(6,986)	9,050
Increase (decrease) in net assets from operations	(6,895,795)	7,608,196	(135,958)	114,031	(3,293)	9,467

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,152	70,001	—	—	—	—
Benefit payments	(2,882,078)	(5,482,529)	(11,340)	(9,533)	—	(2,474)
Payments on termination	(11,922,779)	(17,005,731)	(195,188)	(242,038)	(889)	(28,142)
Contract Maintenance Charge	(194,694)	(240,147)	(4,159)	(4,891)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(543,526)	(3,053,321)	(17,694)	(68,624)	52	85
Increase (decrease) in net assets from contract
transactions	(15,523,925)	(25,711,727)	(228,381)	(325,086)	(837)	(30,531)

INCREASE (DECREASE) IN NET ASSETS	(22,419,720)	(18,103,531)	(364,339)	(211,055)	(4,130)	(21,064)
NET ASSETS AT BEGINNING OF PERIOD	100,267,181	118,370,712	1,855,338	2,066,393	149,129	170,193
NET ASSETS AT END OF PERIOD	$77,847,461	$100,267,181	$1,490,999	$1,855,338	$144,999	$149,129

UNITS OUTSTANDING
Units outstanding at beginning of period	4,761,406	6,033,263	114,791	134,895	11,276	13,636
Units issued	194,128	121,031	3,995	263	7	9
Units redeemed	(933,488)	(1,392,888)	(19,256)	(20,367)	(71)	(2,369)
Units outstanding at end of period	4,022,046	4,761,406	99,530	114,791	11,212	11,276

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,602)	$(124,129)	$171,033	$(59,792)	$(109,326)	$(35,385)
Net realized gains (losses)	2,185,670	3,970,517	4,253,739	3,912,994	769,252	698,291
Change in unrealized gains (losses)	(2,029,218)	(185,651)	(5,660,998)	(1,430,534)	(1,040,607)	(806,086)
Increase (decrease) in net assets from operations	66,850	3,660,737	(1,236,226)	2,422,668	(380,681)	(143,180)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,071	22,442	21,087	15,964	475	13,903
Benefit payments	(883,314)	(3,154,425)	(1,875,957)	(1,265,253)	(181,224)	(2,808,285)
Payments on termination	(2,572,456)	(5,434,895)	(3,866,263)	(5,497,234)	(1,526,093)	(1,822,170)
Contract Maintenance Charge	(44,763)	(51,143)	(63,545)	(75,879)	(23,335)	(26,151)
Transfers among the sub-accounts and with the
Fixed Account - net	(589,653)	(1,089,398)	82,742	(132,874)	(482,228)	(429,605)
Increase (decrease) in net assets from contract
transactions	(4,063,115)	(9,707,419)	(5,701,936)	(6,955,276)	(2,212,405)	(5,072,308)

INCREASE (DECREASE) IN NET ASSETS	(3,996,265)	(6,046,682)	(6,938,162)	(4,532,608)	(2,593,086)	(5,215,488)
NET ASSETS AT BEGINNING OF PERIOD	34,455,492	40,502,174	33,898,061	38,430,669	15,473,822	20,689,310
NET ASSETS AT END OF PERIOD	$30,459,227	$34,455,492	$26,959,899	$33,898,061	$12,880,736	$15,473,822

UNITS OUTSTANDING
Units outstanding at beginning of period	1,999,619	2,562,993	1,734,401	2,101,370	1,130,391	1,460,159
Units issued	55,885	26,130	105,447	75,620	30,489	23,347
Units redeemed	(286,031)	(589,504)	(402,164)	(442,589)	(187,587)	(353,115)
Units outstanding at end of period	1,769,473	1,999,619	1,437,684	1,734,401	973,293	1,130,391

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II		Invesco V.I. High Yield II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$696	$3,437	$405,245	$(127,972)	$269,924	$258,931
Net realized gains (losses)	(383)	(1,238)	8,950,769	10,664,587	(80,683)	2,910
Change in unrealized gains (losses)	(4,963)	3,915	(11,601,391)	(6,247,843)	(559,535)	(250,289)
Increase (decrease) in net assets from operations	(4,650)	6,114	(2,245,377)	4,288,772	(370,294)	11,552

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	56,364	22,966	25,806	17,426
Benefit payments	—	—	(1,457,969)	(1,979,262)	(124,882)	(348,126)
Payments on termination	(3,855)	(18,591)	(6,197,655)	(9,350,021)	(1,381,561)	(982,766)
Contract Maintenance Charge	—	—	(153,498)	(182,961)	(15,164)	(17,867)
Transfers among the sub-accounts and with the
Fixed Account - net	80	96	217,974	(1,563,556)	(31,477)	(26,578)
Increase (decrease) in net assets from contract
transactions	(3,775)	(18,495)	(7,534,784)	(13,052,834)	(1,527,278)	(1,357,911)

INCREASE (DECREASE) IN NET ASSETS	(8,425)	(12,381)	(9,780,161)	(8,764,062)	(1,897,572)	(1,346,359)
NET ASSETS AT BEGINNING OF PERIOD	290,784	303,165	51,532,204	60,296,266	9,227,942	10,574,301
NET ASSETS AT END OF PERIOD	$282,359	$290,784	$41,752,043	$51,532,204	$7,330,370	$9,227,942

UNITS OUTSTANDING
Units outstanding at beginning of period	22,245	23,626	2,076,570	2,627,739	754,651	861,237
Units issued	24	34	108,254	52,867	25,055	30,205
Units redeemed	(320)	(1,415)	(411,776)	(604,036)	(142,156)	(136,791)
Units outstanding at end of period	21,949	22,245	1,773,048	2,076,570	637,550	754,651

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,635)	$(18,637)	$(559)	$1,602	$(26,167)	$(33,145)
Net realized gains (losses)	59,862	467,853	53,716	11,542	169,478	312,561
Change in unrealized gains (losses)	(141,470)	(437,708)	(58,851)	14,679	(230,018)	(231,134)
Increase (decrease) in net assets from operations	(90,243)	11,508	(5,694)	27,823	(86,707)	48,282

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(16,044)	(1,479,790)	—	(6,466)	(51,546)	(16,065)
Payments on termination	(289,898)	(590,677)	(12,117)	(29,732)	(340,808)	(332,037)
Contract Maintenance Charge	(9,293)	(10,992)	—	—	(2,274)	(3,126)
Transfers among the sub-accounts and with the
Fixed Account - net	206,842	33,524	(7)	(1,687)	(9,085)	(35,015)
Increase (decrease) in net assets from contract
transactions	(108,393)	(2,047,935)	(12,124)	(37,885)	(403,713)	(386,243)

INCREASE (DECREASE) IN NET ASSETS	(198,636)	(2,036,427)	(17,818)	(10,062)	(490,420)	(337,961)
NET ASSETS AT BEGINNING OF PERIOD	2,353,957	4,390,384	158,709	168,771	1,751,215	2,089,176
NET ASSETS AT END OF PERIOD	$2,155,321	$2,353,957	$140,891	$158,709	$1,260,795	$1,751,215

UNITS OUTSTANDING
Units outstanding at beginning of period	209,554	384,184	6,601	8,343	98,604	119,401
Units issued	27,478	13,913	1,143	1	3,215	5,339
Units redeemed	(36,115)	(188,543)	(1,651)	(1,743)	(26,871)	(26,136)
Units outstanding at end of period	200,917	209,554	6,093	6,601	74,948	98,604

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth II		Invesco V.I. Money Market II		Invesco V.I. S&P 500 Index II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(152,173)	$(162,219)	$(9,932)	$(11,111)	$(134,459)	$(95,725)
Net realized gains (losses)	1,274,736	655,530	—	—	7,979,685	6,130,706
Change in unrealized gains (losses)	(1,177,902)	38,383	—	—	(8,282,116)	(164,386)
Increase (decrease) in net assets from operations	(55,339)	531,694	(9,932)	(11,111)	(436,890)	5,870,595

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,335	4,385	—	—	32,492	20,755
Benefit payments	(214,483)	(452,399)	(40,422)	(1,431)	(2,384,145)	(3,146,421)
Payments on termination	(1,012,647)	(1,254,228)	(53,832)	(16,521)	(4,162,737)	(7,958,306)
Contract Maintenance Charge	(21,642)	(22,819)	—	—	(93,868)	(108,605)
Transfers among the sub-accounts and with the
Fixed Account - net	14,152	(85,425)	—	(22,134)	312,084	(1,494,432)
Increase (decrease) in net assets from contract
transactions	(1,231,285)	(1,810,486)	(94,254)	(40,086)	(6,296,174)	(12,687,009)

INCREASE (DECREASE) IN NET ASSETS	(1,286,624)	(1,278,792)	(104,186)	(51,197)	(6,733,064)	(6,816,414)
NET ASSETS AT BEGINNING OF PERIOD	9,306,840	10,585,632	691,242	742,439	55,400,558	62,216,972
NET ASSETS AT END OF PERIOD	$8,020,216	$9,306,840	$587,056	$691,242	$48,667,494	$55,400,558

UNITS OUTSTANDING
Units outstanding at beginning of period	432,324	517,497	73,309	77,506	3,329,173	4,141,653
Units issued	55,678	58,627	61	30	158,403	242,858
Units redeemed	(111,193)	(143,800)	(10,240)	(4,227)	(520,210)	(1,055,338)
Units outstanding at end of period	376,809	432,324	63,130	73,309	2,967,366	3,329,173

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		Forty Portfolio
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(166)	$(209)	$22,563	$(30,540)	$(172)	$(137)
Net realized gains (losses)	1,770	2,862	443,414	256,440	2,442	3,321
Change in unrealized gains (losses)	(1,059)	(1,615)	(997,576)	6,060	(1,168)	(2,466)
Increase (decrease) in net assets from operations	545	1,038	(531,599)	231,960	1,102	718

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,000	—	—
Benefit payments	—	(1,963)	(60,375)	(281,831)	—	—
Payments on termination	(2,354)	(4,388)	(543,347)	(879,869)	(355)	(383)
Contract Maintenance Charge	—	—	(14,483)	(17,300)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	(95)	(4)	65,246	(79,296)	(218)	(50)
Increase (decrease) in net assets from contract
transactions	(2,449)	(6,355)	(552,959)	(1,257,296)	(579)	(439)

INCREASE (DECREASE) IN NET ASSETS	(1,904)	(5,317)	(1,084,558)	(1,025,336)	523	279
NET ASSETS AT BEGINNING OF PERIOD	11,529	16,846	4,877,779	5,903,115	10,659	10,380
NET ASSETS AT END OF PERIOD	$9,625	$11,529	$3,793,221	$4,877,779	$11,182	$10,659

UNITS OUTSTANDING
Units outstanding at beginning of period	672	1,058	291,433	368,910	447	466
Units issued	—	1	13,301	6,706	—	2
Units redeemed	(139)	(387)	(46,106)	(84,183)	(23)	(21)
Units outstanding at end of period	533	672	258,628	291,433	424	447

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4)	$1	$(11)	$20	$336,362	$576,756
Net realized gains (losses)	(2)	56	115	360	218,434	989,556
Change in unrealized gains (losses)	(98)	(104)	(233)	(282)	(942,208)	(901,662)
Increase (decrease) in net assets from operations	(104)	(47)	(129)	98	(387,412)	664,650

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,383	26,052
Benefit payments	—	—	—	—	(966,194)	(480,059)
Payments on termination	(185)	(240)	(1,012)	(648)	(2,912,458)	(4,243,772)
Contract Maintenance Charge	(1)	(1)	(5)	(2)	(58,910)	(78,826)
Transfers among the sub-accounts and with the
Fixed Account - net	63	57	8	1,053	(488,193)	(342,552)
Increase (decrease) in net assets from contract
transactions	(123)	(184)	(1,009)	403	(4,414,372)	(5,119,157)

INCREASE (DECREASE) IN NET ASSETS	(227)	(231)	(1,138)	501	(4,801,784)	(4,454,507)
NET ASSETS AT BEGINNING OF PERIOD	489	720	2,351	1,850	19,339,724	23,794,231
NET ASSETS AT END OF PERIOD	$262	$489	$1,213	$2,351	$14,537,940	$19,339,724

UNITS OUTSTANDING
Units outstanding at beginning of period	10	14	121	104	1,126,373	1,422,085
Units issued	1	1	—	56	38,495	101,572
Units redeemed	(5)	(5)	(56)	(39)	(290,554)	(397,284)
Units outstanding at end of period	6	10	65	121	874,314	1,126,373

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,822)	$(70,026)	$(58,371)	$(142,937)	$(125,498)	$(147,200)
Net realized gains (losses)	451,043	1,355,645	1,318,204	947,772	623,097	1,915,574
Change in unrealized gains (losses)	(649,807)	(1,004,789)	(1,766,147)	(1,768)	(310,651)	(1,393,847)
Increase (decrease) in net assets from operations	(226,586)	280,830	(506,314)	803,067	186,948	374,527

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,364	3,400	1,300	—	6,679	7,209
Benefit payments	(115,951)	(243,850)	(537,272)	(447,933)	(169,205)	(151,263)
Payments on termination	(932,292)	(1,198,873)	(1,817,868)	(3,278,461)	(988,903)	(1,499,102)
Contract Maintenance Charge	(12,648)	(16,511)	(42,549)	(56,740)	(28,528)	(32,866)
Transfers among the sub-accounts and with the
Fixed Account - net	(202,937)	(120,841)	(277,910)	(93,820)	(876,184)	(404,206)
Increase (decrease) in net assets from contract
transactions	(1,260,464)	(1,576,675)	(2,674,299)	(3,876,954)	(2,056,141)	(2,080,228)

INCREASE (DECREASE) IN NET ASSETS	(1,487,050)	(1,295,845)	(3,180,613)	(3,073,887)	(1,869,193)	(1,705,701)
NET ASSETS AT BEGINNING OF PERIOD	5,294,113	6,589,958	13,443,253	16,517,140	8,334,462	10,040,163
NET ASSETS AT END OF PERIOD	$3,807,063	$5,294,113	$10,262,640	$13,443,253	$6,465,269	$8,334,462

UNITS OUTSTANDING
Units outstanding at beginning of period	265,576	348,026	846,932	1,100,846	389,406	489,238
Units issued	3,913	9,579	74,623	33,099	14,404	11,428
Units redeemed	(68,262)	(92,029)	(244,514)	(287,013)	(105,630)	(111,260)
Units outstanding at end of period	201,227	265,576	677,041	846,932	298,180	389,406

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS High Yield
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(153,757)	$(205,199)	$(9,563)	$(10,051)	$12,950	$12,992
Net realized gains (losses)	1,784,624	1,097,643	87,362	74,613	3,187	635
Change in unrealized gains (losses)	(2,324,177)	667,227	(30,928)	(8,392)	(21,983)	(14,305)
Increase (decrease) in net assets from operations	(693,310)	1,559,671	46,871	56,170	(5,846)	(678)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,583	18,106	—	—	300	788
Benefit payments	(618,900)	(255,836)	(27,008)	836	—	—
Payments on termination	(2,577,671)	(3,002,020)	(57,784)	(32,764)	(33,482)	(41,813)
Contract Maintenance Charge	(39,619)	(50,771)	(531)	(559)	(154)	(178)
Transfers among the sub-accounts and with the
Fixed Account - net	452,737	(767,607)	(2,290)	(19,204)	(398,335)	396,797
Increase (decrease) in net assets from contract
transactions	(2,767,870)	(4,058,128)	(87,613)	(51,691)	(431,671)	355,594

INCREASE (DECREASE) IN NET ASSETS	(3,461,180)	(2,498,457)	(40,742)	4,479	(437,517)	354,916
NET ASSETS AT BEGINNING OF PERIOD	15,550,203	18,048,660	789,404	784,925	673,606	318,690
NET ASSETS AT END OF PERIOD	$12,089,023	$15,550,203	$748,662	$789,404	$236,089	$673,606

UNITS OUTSTANDING
Units outstanding at beginning of period	874,017	1,111,782	45,677	49,588	35,528	17,072
Units issued	71,296	29,697	3,237	1,615	183	20,905
Units redeemed	(224,520)	(267,462)	(8,040)	(5,526)	(22,540)	(2,449)
Units outstanding at end of period	720,793	874,017	40,874	45,677	13,171	35,528

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,804)	$(4,691)	$(16,039)	$(19,962)	$(4,168)	$(4,343)
Net realized gains (losses)	221,588	139,205	85,132	381,131	85,452	106,580
Change in unrealized gains (losses)	(222,102)	(32,403)	(86,142)	(506,158)	(85,171)	(47,415)
Increase (decrease) in net assets from operations	(6,318)	102,111	(17,049)	(144,989)	(3,887)	54,822

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,125	2,016	2,687	—	—
Benefit payments	(1,048)	(9,478)	—	(12,331)	(9,138)	(28,621)
Payments on termination	(170,387)	(80,623)	(365,361)	(241,706)	(88,329)	(38,100)
Contract Maintenance Charge	(659)	(737)	(980)	(1,163)	(225)	(247)
Transfers among the sub-accounts and with the
Fixed Account - net	(147,203)	(15,663)	136,147	(34,697)	(4,344)	(55,386)
Increase (decrease) in net assets from contract
transactions	(319,297)	(105,376)	(228,178)	(287,210)	(102,036)	(122,354)

INCREASE (DECREASE) IN NET ASSETS	(325,615)	(3,265)	(245,227)	(432,199)	(105,923)	(67,532)
NET ASSETS AT BEGINNING OF PERIOD	1,154,988	1,158,253	1,365,556	1,797,755	609,548	677,080
NET ASSETS AT END OF PERIOD	$829,373	$1,154,988	$1,120,329	$1,365,556	$503,625	$609,548

UNITS OUTSTANDING
Units outstanding at beginning of period	70,179	76,746	51,508	62,415	39,711	48,110
Units issued	702	1,301	5,908	1,451	2,110	2,461
Units redeemed	(19,506)	(7,868)	(13,707)	(12,358)	(8,488)	(10,860)
Units outstanding at end of period	51,375	70,179	43,709	51,508	33,333	39,711

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return Bond*		MFS Utilities		MFS Growth (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,416	$11,057	$6,687	$1,821	$(1,223)	$(1,393)
Net realized gains (losses)	3,655	22,913	21,079	11,004	11,258	44,505
Change in unrealized gains (losses)	(44,279)	(172)	(66,991)	11,451	(5,906)	(39,117)
Increase (decrease) in net assets from operations	(19,208)	33,798	(39,225)	24,276	4,129	3,995

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,554	2,172	—	—	—	—
Benefit payments	(532)	(113,881)	(10,720)	—	—	(45,766)
Payments on termination	(33,550)	(62,494)	(1,697)	(1,702)	(12,801)	(27,028)
Contract Maintenance Charge	(629)	(689)	(41)	(48)	(21)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	277,975	(20,068)	1	16,344	(491)	27,285
Increase (decrease) in net assets from contract
transactions	244,818	(194,960)	(12,457)	14,594	(13,313)	(45,524)

INCREASE (DECREASE) IN NET ASSETS	225,610	(161,162)	(51,682)	38,870	(9,184)	(41,529)
NET ASSETS AT BEGINNING OF PERIOD	699,795	860,957	262,011	223,141	82,735	124,264
NET ASSETS AT END OF PERIOD	$925,405	$699,795	$210,329	$262,011	$73,551	$82,735

UNITS OUTSTANDING
Units outstanding at beginning of period	35,298	45,514	8,279	7,838	4,658	8,579
Units issued	14,352	452	—	500	—	1,459
Units redeemed	(2,313)	(10,668)	(391)	(59)	(826)	(5,380)
Units outstanding at end of period	47,337	35,298	7,888	8,279	3,832	4,658

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)		MFS Research (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,044)	$(1,064)	$(1,721)	$(2,092)	$(411)	$(415)
Net realized gains (losses)	20,586	19,637	4,396	37,758	7,588	18,209
Change in unrealized gains (losses)	(21,102)	(7,108)	(6,303)	(49,312)	(7,519)	(14,625)
Increase (decrease) in net assets from operations	(1,560)	11,465	(3,628)	(13,646)	(342)	3,169

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20	20	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(15,766)	(18,740)	(4,578)	(43,094)	(9,774)	(6,809)
Contract Maintenance Charge	(98)	(113)	(61)	(62)	(20)	(23)
Transfers among the sub-accounts and with the
Fixed Account - net	(220)	(223)	(163)	2,733	(4)	(21,371)
Increase (decrease) in net assets from contract
transactions	(16,084)	(19,076)	(4,782)	(40,403)	(9,798)	(28,203)

INCREASE (DECREASE) IN NET ASSETS	(17,644)	(7,611)	(8,410)	(54,049)	(10,140)	(25,034)
NET ASSETS AT BEGINNING OF PERIOD	132,448	140,059	110,774	164,823	41,948	66,982
NET ASSETS AT END OF PERIOD	$114,804	$132,448	$102,364	$110,774	$31,808	$41,948

UNITS OUTSTANDING
Units outstanding at beginning of period	8,134	9,393	6,235	8,484	2,577	4,436
Units issued	12	6	64	185	—	—
Units redeemed	(971)	(1,265)	(325)	(2,434)	(593)	(1,859)
Units outstanding at end of period	7,175	8,134	5,974	6,235	1,984	2,577

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities (Service Class)		European Equity		Income Plus
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,102	$4,389	$1,112,789	$374,884	$1,470,694	$1,831,467
Net realized gains (losses)	208,181	137,124	174,535	713,803	824,123	1,181,063
Change in unrealized gains (losses)	(392,638)	(740)	(3,009,727)	(4,839,940)	(4,182,321)	1,068,734
Increase (decrease) in net assets from operations	(161,355)	140,773	(1,722,403)	(3,751,253)	(1,887,504)	4,081,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,737	93,171	9,071	217,310
Benefit payments	—	(40,626)	(1,196,160)	(1,338,256)	(3,061,996)	(3,853,941)
Payments on termination	(140,149)	(198,926)	(1,964,364)	(3,054,271)	(4,221,162)	(5,667,991)
Contract Maintenance Charge	(40)	(63)	(13,921)	(16,431)	(21,449)	(24,303)
Transfers among the sub-accounts and with the
Fixed Account - net	(333,042)	(5,362)	(100,643)	(892,968)	(456,811)	(532,935)
Increase (decrease) in net assets from contract
transactions	(473,231)	(244,977)	(3,269,351)	(5,208,755)	(7,752,347)	(9,861,860)

INCREASE (DECREASE) IN NET ASSETS	(634,586)	(104,204)	(4,991,754)	(8,960,008)	(9,639,851)	(5,780,596)
NET ASSETS AT BEGINNING OF PERIOD	1,372,884	1,477,088	31,020,351	39,980,359	62,077,443	67,858,039
NET ASSETS AT END OF PERIOD	$738,298	$1,372,884	$26,028,597	$31,020,351	$52,437,592	$62,077,443

UNITS OUTSTANDING
Units outstanding at beginning of period	46,946	55,763	913,159	1,081,818	1,802,070	2,109,973
Units issued	39	—	22,924	29,002	57,270	85,244
Units redeemed	(18,876)	(8,817)	(117,208)	(197,661)	(278,211)	(393,147)
Units outstanding at end of period	28,109	46,946	818,875	913,159	1,581,129	1,802,070

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration		Money Market		Multi Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,072)	$25,197	$(343,992)	$(410,064)	$(2,604,118)	$(2,775,983)
Net realized gains (losses)	(223,562)	(291,474)	—	—	41,858,590	38,955,832
Change in unrealized gains (losses)	128,665	243,443	—	—	(26,100,110)	(28,084,263)
Increase (decrease) in net assets from operations	(104,969)	(22,834)	(343,992)	(410,064)	13,154,362	8,095,586

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	125	25,000	118,084	394,484	59,679	136,163
Benefit payments	(361,373)	(548,210)	(1,476,595)	(2,295,083)	(8,622,731)	(6,110,690)
Payments on termination	(492,247)	(692,121)	(5,100,129)	(5,672,982)	(14,670,823)	(20,492,039)
Contract Maintenance Charge	(3,369)	(4,023)	(17,645)	(20,304)	(73,599)	(80,351)
Transfers among the sub-accounts and with the
Fixed Account - net	(100,238)	(79,869)	2,705,723	2,986,205	(1,410,077)	(2,869,988)
Increase (decrease) in net assets from contract
transactions	(957,102)	(1,299,223)	(3,770,562)	(4,607,680)	(24,717,551)	(29,416,905)

INCREASE (DECREASE) IN NET ASSETS	(1,062,071)	(1,322,057)	(4,114,554)	(5,017,744)	(11,563,189)	(21,321,319)
NET ASSETS AT BEGINNING OF PERIOD	7,235,626	8,557,683	26,369,361	31,387,105	189,912,619	211,233,938
NET ASSETS AT END OF PERIOD	$6,173,555	$7,235,626	$22,254,807	$26,369,361	$178,349,430	$189,912,619

UNITS OUTSTANDING
Units outstanding at beginning of period	679,945	800,555	1,942,744	2,266,064	2,661,026	3,100,124
Units issued	16,489	28,640	615,711	925,546	69,226	96,857
Units redeemed	(106,629)	(149,250)	(901,031)	(1,248,866)	(381,362)	(535,955)
Units outstanding at end of period	589,805	679,945	1,657,424	1,942,744	2,348,890	2,661,026

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	European Equity (Class Y Shares)		Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$224,568	$41,381	$1,250,537	$1,649,416	$(183,847)	$(71,945)
Net realized gains (losses)	95,054	293,096	939,626	1,844,306	(840,996)	(1,252,477)
Change in unrealized gains (losses)	(764,731)	(1,408,453)	(4,507,969)	752,122	513,242	1,071,989
Increase (decrease) in net assets from operations	(445,109)	(1,073,976)	(2,317,806)	4,245,844	(511,601)	(252,433)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,945	44,097	4,507	59,734	300	36,797
Benefit payments	(298,503)	(119,902)	(2,092,740)	(3,843,788)	(646,897)	(777,581)
Payments on termination	(828,111)	(1,634,267)	(5,798,946)	(10,330,525)	(2,273,529)	(3,961,789)
Contract Maintenance Charge	(10,146)	(12,610)	(118,932)	(137,576)	(42,492)	(48,337)
Transfers among the sub-accounts and with the
Fixed Account - net	(123,535)	(381,629)	(1,883,514)	(2,676,108)	(205,642)	623,852
Increase (decrease) in net assets from contract
transactions	(1,258,350)	(2,104,311)	(9,889,625)	(16,928,263)	(3,168,260)	(4,127,058)

INCREASE (DECREASE) IN NET ASSETS	(1,703,459)	(3,178,287)	(12,207,431)	(12,682,419)	(3,679,861)	(4,379,491)
NET ASSETS AT BEGINNING OF PERIOD	8,226,718	11,405,005	68,046,122	80,728,541	27,560,078	31,939,569
NET ASSETS AT END OF PERIOD	$6,523,259	$8,226,718	$55,838,691	$68,046,122	$23,880,217	$27,560,078

UNITS OUTSTANDING
Units outstanding at beginning of period	689,857	851,692	3,903,757	4,889,601	2,973,545	3,415,150
Units issued	27,892	21,027	130,197	135,209	103,596	238,831
Units redeemed	(128,903)	(182,862)	(707,543)	(1,121,053)	(449,977)	(680,436)
Units outstanding at end of period	588,846	689,857	3,326,411	3,903,757	2,627,164	2,973,545

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Neuberger Berman Advisors Management Trust
	Sub-Account		Sub-Account		Sub-Account
	Money Market (Class Y Shares)		Multi Cap Growth (Class Y Shares)		AMT Large Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(479,355)	$(586,937)	$(916,591)	$(1,027,846)	$(166)	$(218)
Net realized gains (losses)	—	—	12,395,906	15,727,020	1,578	356
Change in unrealized gains (losses)	—	—	(8,082,905)	(13,016,180)	(4,200)	1,716
Increase (decrease) in net assets from operations	(479,355)	(586,937)	3,396,410	1,682,994	(2,788)	1,854

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,097	11,762	28,157	23,264	—	—
Benefit payments	(578,640)	(2,331,992)	(1,165,980)	(5,181,362)	—	—
Payments on termination	(5,501,918)	(11,263,405)	(5,134,598)	(9,987,810)	(314)	(323)
Contract Maintenance Charge	(76,126)	(92,534)	(72,255)	(79,093)	(12)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	2,754,946	6,910,756	(906,036)	(1,758,728)	—	(4,215)
Increase (decrease) in net assets from contract
transactions	(3,380,641)	(6,765,413)	(7,250,712)	(16,983,729)	(326)	(4,554)

INCREASE (DECREASE) IN NET ASSETS	(3,859,996)	(7,352,350)	(3,854,302)	(15,300,735)	(3,114)	(2,700)
NET ASSETS AT BEGINNING OF PERIOD	30,167,080	37,519,430	53,613,036	68,913,771	21,352	24,052
NET ASSETS AT END OF PERIOD	$26,307,084	$30,167,080	$49,758,734	$53,613,036	$18,238	$21,352

UNITS OUTSTANDING
Units outstanding at beginning of period	3,152,157	3,848,661	2,784,082	3,643,351	1,126	1,371
Units issued	632,417	1,396,783	74,757	83,072	—	—
Units redeemed	(982,863)	(2,093,287)	(420,068)	(942,341)	(18)	(245)
Units outstanding at end of period	2,801,711	3,152,157	2,438,771	2,784,082	1,108	1,126

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced*		Oppenheimer Core Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41,169)	$(30,605)	$11,486	$9,077	$15,526	$35,479
Net realized gains (losses)	713,713	315,689	15,931	9,200	(26,403)	(64,113)
Change in unrealized gains (losses)	(601,334)	144,556	(34,691)	78,150	10,332	80,546
Increase (decrease) in net assets from operations	71,210	429,640	(7,274)	96,427	(545)	51,912

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,117	38,197	—	—	1,613	4,472
Benefit payments	(42,745)	(161,224)	(46,638)	(31,627)	—	(42,079)
Payments on termination	(287,755)	(276,215)	(68,213)	(77,139)	(113,500)	(83,845)
Contract Maintenance Charge	(2,483)	(2,703)	(658)	(767)	(602)	(697)
Transfers among the sub-accounts and with the
Fixed Account - net	(51,516)	(139,246)	(35,977)	(6,450)	(18,749)	(179,402)
Increase (decrease) in net assets from contract
transactions	(353,382)	(541,191)	(151,486)	(115,983)	(131,238)	(301,551)

INCREASE (DECREASE) IN NET ASSETS	(282,172)	(111,551)	(158,760)	(19,556)	(131,783)	(249,639)
NET ASSETS AT BEGINNING OF PERIOD	3,321,874	3,433,425	1,479,316	1,498,872	687,584	937,223
NET ASSETS AT END OF PERIOD	$3,039,702	$3,321,874	$1,320,556	$1,479,316	$555,801	$687,584

UNITS OUTSTANDING
Units outstanding at beginning of period	206,578	243,032	103,932	112,390	55,357	79,791
Units issued	3,551	4,934	445	444	662	1,102
Units redeemed	(24,198)	(41,388)	(11,119)	(8,902)	(11,109)	(25,536)
Units outstanding at end of period	185,931	206,578	93,258	103,932	44,910	55,357

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,648)	$(9,034)	$(821)	$(5,103)	$68,149	$54,143
Net realized gains (losses)	93,862	11,273	238,786	316,032	19,627	26,958
Change in unrealized gains (losses)	(51,982)	23,093	(167,487)	(277,360)	(141,845)	(51,901)
Increase (decrease) in net assets from operations	32,232	25,332	70,478	33,569	(54,069)	29,200

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	21,773	24,277	1,539	4,391
Benefit payments	(7,308)	—	(32,668)	(30,894)	(50,555)	(100,349)
Payments on termination	(34,353)	(18,256)	(132,590)	(269,136)	(66,600)	(233,105)
Contract Maintenance Charge	(213)	(232)	(1,880)	(2,111)	(712)	(843)
Transfers among the sub-accounts and with the
Fixed Account - net	(589)	332	(40,489)	(271,951)	(213,847)	12,513
Increase (decrease) in net assets from contract
transactions	(42,463)	(18,156)	(185,854)	(549,815)	(330,175)	(317,393)

INCREASE (DECREASE) IN NET ASSETS	(10,231)	7,176	(115,376)	(516,246)	(384,244)	(288,193)
NET ASSETS AT BEGINNING OF PERIOD	626,766	619,590	2,527,619	3,043,865	1,846,543	2,134,736
NET ASSETS AT END OF PERIOD	$616,535	$626,766	$2,412,243	$2,527,619	$1,462,299	$1,846,543

UNITS OUTSTANDING
Units outstanding at beginning of period	61,997	63,642	97,056	117,471	129,948	148,514
Units issued	3,936	125	1,770	2,612	1,576	3,535
Units redeemed	(8,045)	(1,770)	(8,562)	(23,027)	(20,422)	(22,101)
Units outstanding at end of period	57,888	61,997	90,264	97,056	111,102	129,948

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Capital Appreciation (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,365)	$(10,042)	$(4,850)	$(5,472)	$(359,585)	$(375,964)
Net realized gains (losses)	304,972	124,083	238,836	330,678	6,061,312	3,796,894
Change in unrealized gains (losses)	(268,798)	24,286	(316,551)	(193,403)	(5,243,345)	(185,145)
Increase (decrease) in net assets from operations	27,809	138,327	(82,565)	131,803	458,382	3,235,785

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,570	6,384	49,038	16,589
Benefit payments	(14,938)	(25,281)	(583)	(725)	(743,174)	(950,156)
Payments on termination	(182,797)	(95,073)	(160,602)	(189,374)	(3,500,376)	(4,792,478)
Contract Maintenance Charge	(887)	(920)	(1,414)	(1,764)	(77,973)	(90,385)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,265)	(38,452)	(27,313)	(154,908)	(1,091,196)	(1,633,253)
Increase (decrease) in net assets from contract
transactions	(203,887)	(159,726)	(187,342)	(340,387)	(5,363,681)	(7,449,683)

INCREASE (DECREASE) IN NET ASSETS	(176,078)	(21,399)	(269,907)	(208,584)	(4,905,299)	(4,213,898)
NET ASSETS AT BEGINNING OF PERIOD	1,625,441	1,646,840	1,284,373	1,492,957	24,513,180	28,727,078
NET ASSETS AT END OF PERIOD	$1,449,363	$1,625,441	$1,014,466	$1,284,373	$19,607,881	$24,513,180

UNITS OUTSTANDING
Units outstanding at beginning of period	101,990	112,707	34,903	45,007	1,214,621	1,612,531
Units issued	51	4,168	1,103	376	29,101	34,038
Units redeemed	(12,570)	(14,885)	(6,282)	(10,480)	(287,706)	(431,948)
Units outstanding at end of period	89,471	101,990	29,724	34,903	956,016	1,214,621

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Conservative Balanced (SS)*		Oppenheimer Core Bond (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$32,456	$22,677	$466,692	$821,839	$(117,038)	$(125,890)
Net realized gains (losses)	27,823	(48,240)	(712,503)	(593,676)	1,279,834	771,548
Change in unrealized gains (losses)	(130,630)	658,872	126,671	1,018,124	(812,370)	(375,488)
Increase (decrease) in net assets from operations	(70,351)	633,309	(119,140)	1,246,287	350,426	270,170

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,361	9,590	16,631	32,463	34,422	3,789
Benefit payments	(548,571)	(692,493)	(1,080,369)	(536,585)	(125,231)	(78,590)
Payments on termination	(890,920)	(1,304,485)	(3,332,160)	(3,726,197)	(739,257)	(1,077,412)
Contract Maintenance Charge	(33,402)	(37,723)	(75,034)	(90,673)	(28,460)	(31,248)
Transfers among the sub-accounts and with the
Fixed Account - net	(374,862)	(491,637)	(1,083,200)	(497,501)	(130,054)	(294,835)
Increase (decrease) in net assets from contract
transactions	(1,815,394)	(2,516,748)	(5,554,132)	(4,818,493)	(988,580)	(1,478,296)

INCREASE (DECREASE) IN NET ASSETS	(1,885,745)	(1,883,439)	(5,673,272)	(3,572,206)	(638,154)	(1,208,126)
NET ASSETS AT BEGINNING OF PERIOD	9,238,878	11,122,317	21,908,497	25,480,703	7,200,214	8,408,340
NET ASSETS AT END OF PERIOD	$7,353,133	$9,238,878	$16,235,225	$21,908,497	$6,562,060	$7,200,214

UNITS OUTSTANDING
Units outstanding at beginning of period	609,998	778,147	2,420,493	2,963,462	333,381	403,809
Units issued	18,249	18,665	163,963	118,305	25,193	18,766
Units redeemed	(137,175)	(186,814)	(779,083)	(661,274)	(67,856)	(89,194)
Units outstanding at end of period	491,072	609,998	1,805,373	2,420,493	290,718	333,381

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,009)	$(95,230)	$1,865,154	$1,349,166	$(361,988)	$(448,837)
Net realized gains (losses)	1,445,194	1,598,865	(35,729)	567,037	8,550,702	5,209,792
Change in unrealized gains (losses)	(1,054,871)	(1,419,809)	(3,556,329)	(1,255,166)	(7,638,646)	(1,211,150)
Increase (decrease) in net assets from operations	335,314	83,826	(1,726,904)	661,037	550,068	3,549,805

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,139	33,957	61,615	35,589	31,853	67,638
Benefit payments	(302,304)	(1,249,535)	(2,209,761)	(1,514,521)	(1,223,742)	(985,105)
Payments on termination	(1,395,066)	(1,841,563)	(6,829,565)	(9,744,581)	(5,359,026)	(7,524,246)
Contract Maintenance Charge	(32,271)	(37,451)	(171,694)	(208,288)	(122,779)	(145,705)
Transfers among the sub-accounts and with the
Fixed Account - net	(830,357)	(77,357)	(274,513)	(215,047)	(720,918)	(1,906,118)
Increase (decrease) in net assets from contract
transactions	(2,532,859)	(3,171,949)	(9,423,918)	(11,646,848)	(7,394,612)	(10,493,536)

INCREASE (DECREASE) IN NET ASSETS	(2,197,545)	(3,088,123)	(11,150,822)	(10,985,811)	(6,844,544)	(6,943,731)
NET ASSETS AT BEGINNING OF PERIOD	10,927,830	14,015,953	52,817,250	63,803,061	40,001,352	46,945,083
NET ASSETS AT END OF PERIOD	$8,730,285	$10,927,830	$41,666,428	$52,817,250	$33,156,808	$40,001,352

UNITS OUTSTANDING
Units outstanding at beginning of period	391,298	505,405	2,933,323	3,575,219	1,783,628	2,272,930
Units issued	15,858	20,914	91,819	186,142	92,160	42,121
Units redeemed	(100,355)	(135,021)	(612,394)	(828,038)	(414,451)	(531,423)
Units outstanding at end of period	306,801	391,298	2,412,748	2,933,323	1,461,337	1,783,628

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Foreign Bond (US Dollar-Hedged)		Money Market
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(160,289)	$(185,704)	$13	$4	$(274)	$(288)
Net realized gains (losses)	3,335,127	4,814,774	28	9	2	—
Change in unrealized gains (losses)	(4,367,575)	(2,859,953)	(63)	121	—	—
Increase (decrease) in net assets from operations	(1,192,737)	1,769,117	(22)	134	(272)	(288)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,973	20,046	—	—	—	—
Benefit payments	(336,240)	(261,765)	—	—	—	—
Payments on termination	(2,337,043)	(3,528,338)	(481)	(544)	(596)	(614)
Contract Maintenance Charge	(58,015)	(69,604)	(4)	(3)	(41)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	164,089	(1,005,438)	13	3	4	48
Increase (decrease) in net assets from contract
transactions	(2,516,236)	(4,845,099)	(472)	(544)	(633)	(607)

INCREASE (DECREASE) IN NET ASSETS	(3,708,973)	(3,075,982)	(494)	(410)	(905)	(895)
NET ASSETS AT BEGINNING OF PERIOD	17,925,680	21,001,662	1,455	1,865	18,877	19,772
NET ASSETS AT END OF PERIOD	$14,216,707	$17,925,680	$961	$1,455	$17,972	$18,877

UNITS OUTSTANDING
Units outstanding at beginning of period	522,817	673,675	83	117	1,924	1,985
Units issued	38,346	25,994	1	—	3	5
Units redeemed	(111,497)	(176,852)	(28)	(34)	(68)	(66)
Units outstanding at end of period	449,666	522,817	56	83	1,859	1,924

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)		PIMCO VIT Emerging Markets Bond (Advisor Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$57	$10	$39,101	$(32,249)	$30,940	$43,125
Net realized gains (losses)	20	3	(307,502)	(419,263)	(23,475)	22,912
Change in unrealized gains (losses)	(94)	29	(116,922)	79,577	(41,159)	(42,876)
Increase (decrease) in net assets from operations	(17)	42	(385,323)	(371,935)	(33,694)	23,161

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	600	2,400	—	—
Benefit payments	—	—	(42,500)	(237,921)	(30,152)	(26,078)
Payments on termination	—	—	(169,544)	(263,052)	(127,172)	(371,327)
Contract Maintenance Charge	(6)	(6)	(4,594)	(8,072)	(3,793)	(4,619)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	23	7,832	(318,854)	(49,386)	(102,137)
Increase (decrease) in net assets from contract
transactions	(7)	17	(208,206)	(825,499)	(210,503)	(504,161)

INCREASE (DECREASE) IN NET ASSETS	(24)	59	(593,529)	(1,197,434)	(244,197)	(481,000)
NET ASSETS AT BEGINNING OF PERIOD	1,624	1,565	1,606,159	2,803,593	968,959	1,449,959
NET ASSETS AT END OF PERIOD	$1,600	$1,624	$1,012,630	$1,606,159	$724,762	$968,959

UNITS OUTSTANDING
Units outstanding at beginning of period	95	94	236,093	328,483	67,041	99,539
Units issued	3	1	16,904	10,635	1,301	1,665
Units redeemed	(3)	—	(49,158)	(103,025)	(16,268)	(34,163)
Units outstanding at end of period	95	95	203,839	236,093	52,074	67,041

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return (Advisor Shares)		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Financials
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$45,781	$(10,927)	$369,241	$54,079	$(19)	$(34)
Net realized gains (losses)	(11,319)	1,287	194,005	196,267	47	858
Change in unrealized gains (losses)	(131,491)	119,441	(703,677)	164,452	(77)	(656)
Increase (decrease) in net assets from operations	(97,029)	109,801	(140,431)	414,798	(49)	168

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	600	5,700	—	—
Benefit payments	(55,472)	(431,131)	(203,241)	(1,179,179)	—	—
Payments on termination	(638,075)	(1,400,013)	(1,435,822)	(3,301,083)	—	(2,700)
Contract Maintenance Charge	(10,167)	(13,364)	(45,730)	(59,722)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	27,491	(321,552)	(263,607)	(1,143,096)	(95)	1
Increase (decrease) in net assets from contract
transactions	(676,223)	(2,166,060)	(1,947,800)	(5,677,380)	(95)	(2,699)

INCREASE (DECREASE) IN NET ASSETS	(773,252)	(2,056,259)	(2,088,231)	(5,262,582)	(144)	(2,531)
NET ASSETS AT BEGINNING OF PERIOD	2,818,303	4,874,562	13,234,467	18,497,049	1,770	4,301
NET ASSETS AT END OF PERIOD	$2,045,051	$2,818,303	$11,146,236	$13,234,467	$1,626	$1,770

UNITS OUTSTANDING
Units outstanding at beginning of period	214,616	376,027	906,872	1,297,205	179	485
Units issued	4,397	8,052	38,109	56,057	—	—
Units redeemed	(56,764)	(169,463)	(171,871)	(446,390)	(9)	(306)
Units outstanding at end of period	162,249	214,616	773,110	906,872	170	179

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Health Care		ProFund VP Large-Cap Value		ProFund VP Telecommunications
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26)	$(38)	$(108)	$(717)	$4	$20
Net realized gains (losses)	161	1,389	(5,296)	7	3	431
Change in unrealized gains (losses)	(75)	(906)	(4,194)	4,194	(7)	(399)
Increase (decrease) in net assets from operations	60	445	(9,598)	3,484	—	52

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(2,435)	—	—	—	(2,527)
Contract Maintenance Charge	—	—	—	—	(1)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(271)	(635)	(306,073)	312,187	88	396
Increase (decrease) in net assets from contract
transactions	(271)	(3,070)	(306,073)	312,187	87	(2,133)

INCREASE (DECREASE) IN NET ASSETS	(211)	(2,625)	(315,671)	315,671	87	(2,081)
NET ASSETS AT BEGINNING OF PERIOD	1,937	4,562	315,671	—	1,580	3,661
NET ASSETS AT END OF PERIOD	$1,726	$1,937	$—	$315,671	$1,667	$1,580

UNITS OUTSTANDING
Units outstanding at beginning of period	92	265	25,934	—	143	328
Units issued	—	—	—	25,934	8	36
Units redeemed	(12)	(173)	(25,934)	—	—	(221)
Units outstanding at end of period	80	92	—	25,934	151	143

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Utilities		VT American Government Income		VT Capital Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$71	$(40)	$127,599	$513,193	$(41,509)	$(55,943)
Net realized gains (losses)	123	3,592	(453,750)	(477,508)	606,891	1,203,355
Change in unrealized gains (losses)	(1,215)	(17)	1,077	529,942	(897,043)	(899,244)
Increase (decrease) in net assets from operations	(1,021)	3,535	(325,074)	565,627	(331,661)	248,168

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	11,676	11,160	848	7,414
Benefit payments	—	—	(406,328)	(524,621)	(182,400)	(307,135)
Payments on termination	—	(10,715)	(2,067,987)	(1,848,623)	(301,918)	(586,836)
Contract Maintenance Charge	(8)	(8)	(35,668)	(39,223)	(11,629)	(12,676)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(53,316)	(491,128)	1,596	(461,934)
Increase (decrease) in net assets from contract
transactions	(8)	(10,724)	(2,551,623)	(2,892,435)	(493,503)	(1,361,167)

INCREASE (DECREASE) IN NET ASSETS	(1,029)	(7,189)	(2,876,697)	(2,326,808)	(825,164)	(1,112,999)
NET ASSETS AT BEGINNING OF PERIOD	13,122	20,311	18,156,939	20,483,747	4,141,819	5,254,818
NET ASSETS AT END OF PERIOD	$12,093	$13,122	$15,280,242	$18,156,939	$3,316,655	$4,141,819

UNITS OUTSTANDING
Units outstanding at beginning of period	1,008	1,936	1,067,738	1,241,361	146,648	196,315
Units issued	—	—	63,802	46,756	3,881	7,426
Units redeemed	—	(928)	(206,344)	(220,379)	(21,568)	(57,093)
Units outstanding at end of period	1,008	1,008	925,196	1,067,738	128,961	146,648

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,828,681	$1,765,172	$128,574	$258,311	$156,509	$75,101
Net realized gains (losses)	(896,771)	(332,310)	6,209,564	9,673,480	403,556	(15,225)
Change in unrealized gains (losses)	(1,732,414)	(1,646,886)	(9,163,981)	(1,997,695)	(1,709,399)	4,790,470
Increase (decrease) in net assets from operations	(800,504)	(214,024)	(2,825,843)	7,934,096	(1,149,334)	4,850,346

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	65,110	33,181	62,456	111,782	53,694	65,279
Benefit payments	(1,445,971)	(996,403)	(1,893,801)	(4,034,865)	(1,375,241)	(2,450,059)
Payments on termination	(1,823,261)	(2,362,133)	(7,480,465)	(10,261,491)	(4,911,298)	(7,252,410)
Contract Maintenance Charge	(39,934)	(45,619)	(185,649)	(211,293)	(121,396)	(134,435)
Transfers among the sub-accounts and with the
Fixed Account - net	(630,713)	(115,881)	(754,990)	(2,636,483)	(1,206,131)	(806,521)
Increase (decrease) in net assets from contract
transactions	(3,874,769)	(3,486,855)	(10,252,449)	(17,032,350)	(7,560,372)	(10,578,146)

INCREASE (DECREASE) IN NET ASSETS	(4,675,273)	(3,700,879)	(13,078,292)	(9,098,254)	(8,709,706)	(5,727,800)
NET ASSETS AT BEGINNING OF PERIOD	24,137,762	27,838,641	72,657,734	81,755,988	53,213,280	58,941,080
NET ASSETS AT END OF PERIOD	$19,462,489	$24,137,762	$59,579,442	$72,657,734	$44,503,574	$53,213,280

UNITS OUTSTANDING
Units outstanding at beginning of period	1,300,138	1,484,369	2,930,688	3,717,325	3,563,681	4,308,538
Units issued	69,945	62,470	104,537	134,388	110,063	148,455
Units redeemed	(282,775)	(246,701)	(516,901)	(921,025)	(615,310)	(893,312)
Units outstanding at end of period	1,087,308	1,300,138	2,518,324	2,930,688	3,058,434	3,563,681

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$165,316	$225,314	$(62,358)	$(174,390)	$(451,067)	$(350,047)
Net realized gains (losses)	2,764,204	1,920,254	184,597	249,113	4,326,364	4,734,088
Change in unrealized gains (losses)	(3,173,509)	(333,150)	(527,658)	(30,585)	(1,894,915)	2,473,621
Increase (decrease) in net assets from operations	(243,989)	1,812,418	(405,419)	44,138	1,980,382	6,857,662

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	100,472	32,379	7,093	16,410	66,636	51,656
Benefit payments	(556,939)	(579,262)	(400,081)	(533,450)	(588,641)	(705,993)
Payments on termination	(2,334,997)	(2,618,039)	(1,054,928)	(1,777,691)	(2,878,554)	(3,144,707)
Contract Maintenance Charge	(62,625)	(63,007)	(38,708)	(45,201)	(86,243)	(86,654)
Transfers among the sub-accounts and with the
Fixed Account - net	631,948	(326,094)	(560,064)	(306,434)	3,509	(1,486,805)
Increase (decrease) in net assets from contract
transactions	(2,222,141)	(3,554,023)	(2,046,688)	(2,646,366)	(3,483,293)	(5,372,503)

INCREASE (DECREASE) IN NET ASSETS	(2,466,130)	(1,741,605)	(2,452,107)	(2,602,228)	(1,502,911)	1,485,159
NET ASSETS AT BEGINNING OF PERIOD	23,322,581	25,064,186	16,093,292	18,695,520	30,932,208	29,447,049
NET ASSETS AT END OF PERIOD	$20,856,451	$23,322,581	$13,641,185	$16,093,292	$29,429,297	$30,932,208

UNITS OUTSTANDING
Units outstanding at beginning of period	1,274,352	1,469,701	1,408,102	1,631,772	1,208,912	1,449,392
Units issued	105,273	43,616	34,668	19,223	52,079	30,791
Units redeemed	(217,423)	(238,965)	(209,822)	(242,893)	(176,021)	(271,271)
Units outstanding at end of period	1,162,202	1,274,352	1,232,948	1,408,102	1,084,970	1,208,912

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Growth and Income		VT Growth Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$73,223	$164,184	$575,188	$(94,631)	$(108,024)	$(127,781)
Net realized gains (losses)	174,745	726,751	3,547,517	4,663,869	1,770,065	1,179,415
Change in unrealized gains (losses)	(1,382,407)	525,174	(15,697,250)	8,759,823	(1,679,707)	150,958
Increase (decrease) in net assets from operations	(1,134,439)	1,416,109	(11,574,545)	13,329,061	(17,666)	1,202,592

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,187	23,442	130,944	124,564	3,402	22,935
Benefit payments	(350,667)	(470,256)	(4,762,643)	(6,174,569)	(176,721)	(592,237)
Payments on termination	(639,918)	(1,460,786)	(10,938,143)	(15,325,487)	(722,063)	(1,132,739)
Contract Maintenance Charge	(23,568)	(27,837)	(281,866)	(322,490)	(25,611)	(27,267)
Transfers among the sub-accounts and with the
Fixed Account - net	(160,710)	(271,148)	(2,684,660)	(4,212,383)	(86,151)	(42,841)
Increase (decrease) in net assets from contract
transactions	(1,170,676)	(2,206,585)	(18,536,368)	(25,910,365)	(1,007,144)	(1,772,149)

INCREASE (DECREASE) IN NET ASSETS	(2,305,115)	(790,476)	(30,110,913)	(12,581,304)	(1,024,810)	(569,557)
NET ASSETS AT BEGINNING OF PERIOD	10,759,071	11,549,547	145,169,651	157,750,955	10,236,812	10,806,369
NET ASSETS AT END OF PERIOD	$8,453,956	$10,759,071	$115,058,738	$145,169,651	$9,212,002	$10,236,812

UNITS OUTSTANDING
Units outstanding at beginning of period	733,313	882,580	8,761,338	10,395,411	1,305,969	1,549,424
Units issued	32,590	30,569	144,588	183,873	46,661	109,788
Units redeemed	(114,739)	(179,836)	(1,277,552)	(1,817,946)	(173,870)	(353,243)
Units outstanding at end of period	651,164	733,313	7,628,374	8,761,338	1,178,760	1,305,969

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,740,574	$1,765,576	$2,309,375	$3,711,236	$(247,155)	$(496,794)
Net realized gains (losses)	(349,770)	189,477	(368,417)	35,527	(573,503)	(343,626)
Change in unrealized gains (losses)	(3,248,024)	(1,811,838)	(3,766,303)	106,270	404,141	(6,051,196)
Increase (decrease) in net assets from operations	(1,857,220)	143,215	(1,825,345)	3,853,033	(416,517)	(6,891,616)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,817	32,424	56,219	71,480	98,155	83,361
Benefit payments	(821,743)	(1,024,362)	(2,442,167)	(2,275,094)	(2,037,133)	(4,140,306)
Payments on termination	(3,785,268)	(5,254,689)	(7,572,929)	(10,644,746)	(7,066,100)	(11,564,244)
Contract Maintenance Charge	(83,662)	(99,815)	(186,925)	(216,298)	(177,898)	(207,243)
Transfers among the sub-accounts and with the
Fixed Account - net	(708,665)	(237,457)	(723,489)	250,624	(929,921)	(149,613)
Increase (decrease) in net assets from contract
transactions	(5,379,521)	(6,583,899)	(10,869,291)	(12,814,034)	(10,112,897)	(15,978,045)

INCREASE (DECREASE) IN NET ASSETS	(7,236,741)	(6,440,684)	(12,694,636)	(8,961,001)	(10,529,414)	(22,869,661)
NET ASSETS AT BEGINNING OF PERIOD	33,288,611	39,729,295	72,738,321	81,699,322	74,215,083	97,084,744
NET ASSETS AT END OF PERIOD	$26,051,870	$33,288,611	$60,043,685	$72,738,321	$63,685,669	$74,215,083

UNITS OUTSTANDING
Units outstanding at beginning of period	1,511,828	1,803,630	4,213,581	4,976,957	5,418,551	6,439,224
Units issued	68,870	107,367	139,014	196,137	254,486	333,059
Units redeemed	(311,793)	(399,169)	(779,469)	(959,513)	(930,312)	(1,353,732)
Units outstanding at end of period	1,268,905	1,511,828	3,573,126	4,213,581	4,742,725	5,418,551

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Investors
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(163,432)	$(181,306)	$(6,910)	$(2,655)	$(110,314)	$(123,601)
Net realized gains (losses)	341,602	652,504	(440,034)	(381,488)	2,905,985	3,209,987
Change in unrealized gains (losses)	(159,929)	(1,438,313)	115,440	(1,217,661)	(4,513,948)	3,409,498
Increase (decrease) in net assets from operations	18,241	(967,115)	(331,504)	(1,601,804)	(1,718,277)	6,495,884

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,367	34,779	8,504	12,336	21,062	64,224
Benefit payments	(122,299)	(294,381)	(515,587)	(281,965)	(1,451,212)	(1,680,954)
Payments on termination	(774,920)	(1,217,895)	(783,924)	(1,356,273)	(4,125,861)	(5,847,766)
Contract Maintenance Charge	(40,307)	(45,286)	(34,846)	(40,010)	(126,066)	(135,920)
Transfers among the sub-accounts and with the
Fixed Account - net	(161,701)	(532,941)	(304,325)	(213,580)	(1,718,659)	(1,561,395)
Increase (decrease) in net assets from contract
transactions	(1,062,860)	(2,055,724)	(1,630,178)	(1,879,492)	(7,400,736)	(9,161,811)

INCREASE (DECREASE) IN NET ASSETS	(1,044,619)	(3,022,839)	(1,961,682)	(3,481,296)	(9,119,013)	(2,665,927)
NET ASSETS AT BEGINNING OF PERIOD	11,716,271	14,739,110	12,893,901	16,375,197	55,192,272	57,858,199
NET ASSETS AT END OF PERIOD	$10,671,652	$11,716,271	$10,932,219	$12,893,901	$46,073,259	$55,192,272

UNITS OUTSTANDING
Units outstanding at beginning of period	967,566	1,126,303	967,696	1,095,568	4,135,154	4,883,933
Units issued	26,391	42,672	29,282	38,486	66,413	98,520
Units redeemed	(119,747)	(201,409)	(146,579)	(166,358)	(608,866)	(847,299)
Units outstanding at end of period	874,210	967,566	850,399	967,696	3,592,701	4,135,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Money Market		VT Multi-Cap Growth		VT Multi-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(781,748)	$(926,243)	$(695,985)	$(892,666)	$(31,607)	$(52,422)
Net realized gains (losses)	—	—	5,262,795	4,789,799	1,406,991	543,026
Change in unrealized gains (losses)	—	—	(5,629,233)	5,246,411	(1,703,390)	195,725
Increase (decrease) in net assets from operations	(781,748)	(926,243)	(1,062,423)	9,143,544	(328,006)	686,329

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	105,242	232,554	188,466	114,005	3,317	3,402
Benefit payments	(1,862,514)	(1,935,271)	(1,824,171)	(1,768,205)	(211,674)	(423,274)
Payments on termination	(11,575,578)	(21,990,656)	(5,655,511)	(8,229,695)	(398,380)	(616,502)
Contract Maintenance Charge	(221,633)	(260,022)	(227,662)	(241,963)	(17,060)	(18,144)
Transfers among the sub-accounts and with the
Fixed Account - net	3,891,941	14,891,574	(2,387,184)	(3,394,174)	(708,864)	(174,474)
Increase (decrease) in net assets from contract
transactions	(9,662,542)	(9,061,821)	(9,906,062)	(13,520,032)	(1,332,661)	(1,228,992)

INCREASE (DECREASE) IN NET ASSETS	(10,444,290)	(9,988,064)	(10,968,485)	(4,376,488)	(1,660,667)	(542,663)
NET ASSETS AT BEGINNING OF PERIOD	55,404,531	65,392,595	80,850,334	85,226,822	7,328,183	7,870,846
NET ASSETS AT END OF PERIOD	$44,960,241	$55,404,531	$69,881,849	$80,850,334	$5,667,516	$7,328,183

UNITS OUTSTANDING
Units outstanding at beginning of period	5,641,508	6,570,296	6,237,807	7,351,368	256,796	301,198
Units issued	1,698,584	2,811,183	117,033	81,067	10,009	20,698
Units redeemed	(2,693,092)	(3,739,971)	(866,683)	(1,194,628)	(56,121)	(65,100)
Units outstanding at end of period	4,647,000	5,641,508	5,488,157	6,237,807	210,684	256,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Research		VT Small Cap Value		VT Voyager
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,332)	$(149,916)	$(228,900)	$(426,787)	$(360,656)	$(821,806)
Net realized gains (losses)	1,467,676	1,908,183	3,979,687	11,355,592	18,935,199	8,880,618
Change in unrealized gains (losses)	(2,082,563)	1,434,348	(5,664,299)	(10,334,607)	(25,820,491)	647,307
Increase (decrease) in net assets from operations	(641,219)	3,192,615	(1,913,512)	594,198	(7,245,948)	8,706,119

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,807	34,883	25,988	46,509	233,693	108,771
Benefit payments	(429,754)	(511,250)	(1,451,804)	(3,374,489)	(2,589,074)	(2,339,780)
Payments on termination	(2,030,743)	(3,173,281)	(3,425,187)	(5,115,076)	(8,415,302)	(12,682,581)
Contract Maintenance Charge	(60,887)	(65,409)	(57,318)	(65,569)	(261,203)	(293,337)
Transfers among the sub-accounts and with the
Fixed Account - net	(486,976)	(944,160)	(1,027,824)	(857,416)	(1,984,088)	(3,799,314)
Increase (decrease) in net assets from contract
transactions	(2,992,553)	(4,659,217)	(5,936,145)	(9,366,041)	(13,015,974)	(19,006,241)

INCREASE (DECREASE) IN NET ASSETS	(3,633,772)	(1,466,602)	(7,849,657)	(8,771,843)	(20,261,922)	(10,300,122)
NET ASSETS AT BEGINNING OF PERIOD	25,531,564	26,998,166	39,246,392	48,018,235	109,080,741	119,380,863
NET ASSETS AT END OF PERIOD	$21,897,792	$25,531,564	$31,396,735	$39,246,392	$88,818,819	$109,080,741

UNITS OUTSTANDING
Units outstanding at beginning of period	1,619,310	1,931,597	1,442,145	1,813,484	7,084,805	8,343,053
Units issued	40,652	26,630	23,657	47,484	148,214	182,038
Units redeemed	(225,019)	(338,917)	(236,652)	(418,823)	(1,013,860)	(1,440,286)
Units outstanding at end of period	1,434,943	1,619,310	1,229,150	1,442,145	6,219,159	7,084,805

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Core Plus Fixed Income*		Morgan Stanley UIF Emerging Markets Equity*		Morgan Stanley UIF Global Infrastructure*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,984	$9,136	$(139,197)	$(267,031)	$177,610	$(525,817)
Net realized gains (losses)	6,897	644	106,707	499,536	4,746,245	381,968
Change in unrealized gains (losses)	(19,895)	31,429	(1,892,909)	(1,393,612)	(12,035,811)	4,233,081
Increase (decrease) in net assets from operations	(6,014)	41,209	(1,925,399)	(1,161,107)	(7,111,956)	4,089,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,356	4,401	13,131	10,055	1,051
Benefit payments	(17,716)	263	(505,199)	(1,032,683)	(3,081,773)	(1,456,374)
Payments on termination	(12,553)	(12,362)	(1,132,097)	(1,841,572)	(3,452,487)	(3,466,814)
Contract Maintenance Charge	(176)	(173)	(6,197)	(6,879)	(18,525)	(13,320)
Transfers among the sub-accounts and with the
Fixed Account - net	(381,321)	78,232	(715,375)	(1,112,786)	(1,092,374)	54,042,073
Increase (decrease) in net assets from contract
transactions	(411,766)	71,316	(2,354,467)	(3,980,789)	(7,635,104)	49,106,616

INCREASE (DECREASE) IN NET ASSETS	(417,780)	112,525	(4,279,866)	(5,141,896)	(14,747,060)	53,195,848
NET ASSETS AT BEGINNING OF PERIOD	771,839	659,314	18,088,845	23,230,741	53,195,848	—
NET ASSETS AT END OF PERIOD	$354,059	$771,839	$13,808,979	$18,088,845	$38,448,788	$53,195,848

UNITS OUTSTANDING
Units outstanding at beginning of period	52,023	47,604	935,578	1,142,301	1,230,231	—
Units issued	6	7,451	20,423	36,286	19,882	1,376,931
Units redeemed	(28,525)	(3,032)	(145,933)	(243,009)	(220,734)	(146,700)
Units outstanding at end of period	23,504	52,023	810,068	935,578	1,029,379	1,230,231

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Strategist*		Morgan Stanley UIF Growth*		Morgan Stanley UIF Mid Cap Growth*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$180,501	$(512,652)	$(415,425)	$(425,082)	$(219,318)	$(252,907)
Net realized gains (losses)	256,173	8,229,484	5,394,131	3,978,564	2,404,629	2,770,967
Change in unrealized gains (losses)	(6,097,056)	(6,911,526)	(2,491,569)	(2,384,148)	(3,119,714)	(2,496,551)
Increase (decrease) in net assets from operations	(5,660,382)	805,306	2,487,137	1,169,334	(934,403)	21,509

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,011	38,272	16,330	18,914	26,845	10,348
Benefit payments	(3,619,275)	(4,973,282)	(931,475)	(579,734)	(466,982)	(352,481)
Payments on termination	(5,008,504)	(6,515,373)	(1,576,195)	(2,625,276)	(1,014,625)	(1,970,147)
Contract Maintenance Charge	(28,456)	(33,239)	(27,712)	(32,484)	(3,940)	(4,482)
Transfers among the sub-accounts and with the
Fixed Account - net	(983,621)	(1,645,994)	(118,401)	(61,716)	(462,099)	(52,813)
Increase (decrease) in net assets from contract
transactions	(9,624,845)	(13,129,616)	(2,637,453)	(3,280,296)	(1,920,801)	(2,369,575)

INCREASE (DECREASE) IN NET ASSETS	(15,285,227)	(12,324,310)	(150,316)	(2,110,962)	(2,855,204)	(2,348,066)
NET ASSETS AT BEGINNING OF PERIOD	79,713,006	92,037,316	25,271,018	27,381,980	14,236,850	16,584,916
NET ASSETS AT END OF PERIOD	$64,427,779	$79,713,006	$25,120,702	$25,271,018	$11,381,646	$14,236,850

UNITS OUTSTANDING
Units outstanding at beginning of period	5,573,659	6,535,807	1,367,496	1,539,643	557,658	651,384
Units issued	138,184	134,015	134,147	92,542	15,283	38,687
Units redeemed	(870,920)	(1,096,163)	(267,933)	(264,689)	(91,251)	(132,413)
Units outstanding at end of period	4,840,923	5,573,659	1,233,710	1,367,496	481,690	557,658

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF U.S. Real Estate*		Morgan Stanley UIF Emerging Markets Debt (Class II)*		Morgan Stanley UIF Emerging Markets Equity (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(61,364)	$(48,018)	$330,564	$422,267	$(54,201)	$(107,598)
Net realized gains (losses)	1,150,667	954,223	(130,667)	112,040	(29,735)	146,177
Change in unrealized gains (losses)	(992,295)	3,893,717	(419,343)	(316,471)	(580,980)	(439,342)
Increase (decrease) in net assets from operations	97,008	4,799,922	(219,446)	217,836	(664,916)	(400,763)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,653	4,159	5,209	25,139	600	2,400
Benefit payments	(419,057)	(472,835)	(252,787)	(218,866)	(126,162)	(423,911)
Payments on termination	(2,066,312)	(2,602,622)	(1,257,539)	(1,786,887)	(747,356)	(1,622,109)
Contract Maintenance Charge	(5,289)	(5,733)	(30,720)	(39,928)	(24,582)	(32,228)
Transfers among the sub-accounts and with the
Fixed Account - net	(305,070)	(416,326)	(225,796)	(309,511)	(198,402)	(340,601)
Increase (decrease) in net assets from contract
transactions	(2,765,075)	(3,493,357)	(1,761,633)	(2,330,053)	(1,095,902)	(2,416,449)

INCREASE (DECREASE) IN NET ASSETS	(2,668,067)	1,306,565	(1,981,079)	(2,112,217)	(1,760,818)	(2,817,212)
NET ASSETS AT BEGINNING OF PERIOD	20,052,260	18,745,695	9,899,293	12,011,510	6,475,449	9,292,661
NET ASSETS AT END OF PERIOD	$17,384,193	$20,052,260	$7,918,214	$9,899,293	$4,714,631	$6,475,449

UNITS OUTSTANDING
Units outstanding at beginning of period	500,498	597,405	425,495	523,701	204,270	274,131
Units issued	36,712	32,324	14,952	35,583	6,334	8,563
Units redeemed	(106,026)	(129,231)	(89,549)	(133,789)	(41,509)	(78,424)
Units outstanding at end of period	431,184	500,498	350,898	425,495	169,095	204,270

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Franchise (Class II)*		Morgan Stanley UIF Global Infrastructure (Class II)*		Morgan Stanley UIF Global Strategist (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$127,676	$169,227	$(20,339)	$(171,848)	$(59,034)	$(301,369)
Net realized gains (losses)	5,392,090	7,630,232	1,320,998	92,150	172,740	2,925,563
Change in unrealized gains (losses)	(3,947,143)	(6,631,575)	(3,281,765)	1,103,251	(2,146,652)	(2,482,864)
Increase (decrease) in net assets from operations	1,572,623	1,167,884	(1,981,106)	1,023,553	(2,032,946)	141,330

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,865	7,554	510	140	4,795	8,575
Benefit payments	(1,673,229)	(1,378,868)	(19,680)	(168,862)	(720,709)	(1,079,201)
Payments on termination	(5,180,680)	(8,299,529)	(1,174,001)	(1,031,761)	(1,831,808)	(3,190,006)
Contract Maintenance Charge	(114,991)	(139,249)	(8,520)	(8,002)	(35,134)	(41,046)
Transfers among the sub-accounts and with the
Fixed Account - net	(633,238)	(742,212)	(374,198)	14,361,116	(353,001)	(626,004)
Increase (decrease) in net assets from contract
transactions	(7,598,273)	(10,552,304)	(1,575,889)	13,152,631	(2,935,857)	(4,927,682)

INCREASE (DECREASE) IN NET ASSETS	(6,025,650)	(9,384,420)	(3,556,995)	14,176,184	(4,968,803)	(4,786,352)
NET ASSETS AT BEGINNING OF PERIOD	37,168,424	46,552,844	14,176,184	—	27,193,064	31,979,416
NET ASSETS AT END OF PERIOD	$31,142,774	$37,168,424	$10,619,189	$14,176,184	$22,224,261	$27,193,064

UNITS OUTSTANDING
Units outstanding at beginning of period	1,446,161	1,855,844	798,505	—	1,922,541	2,266,446
Units issued	27,275	67,257	22,085	870,648	32,397	28,812
Units redeemed	(316,134)	(476,940)	(109,205)	(72,143)	(243,532)	(372,717)
Units outstanding at end of period	1,157,302	1,446,161	711,385	798,505	1,711,406	1,922,541

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Growth (Class II)*		Morgan Stanley UIF Mid Cap Growth (Class II)*		Morgan Stanley UIF Small Company Growth (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(91,662)	$(104,727)	$(277,376)	$(345,660)	$(134,675)	$(170,047)
Net realized gains (losses)	1,284,419	1,376,981	2,901,117	4,032,819	1,852,886	3,746,802
Change in unrealized gains (losses)	(642,436)	(971,176)	(3,754,606)	(3,749,350)	(2,543,314)	(5,466,066)
Increase (decrease) in net assets from operations	550,321	301,078	(1,130,865)	(62,191)	(825,103)	(1,889,311)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	630	12,587	32,297	6,230	8,576
Benefit payments	(80,797)	(39,366)	(511,950)	(740,924)	(218,826)	(283,930)
Payments on termination	(887,813)	(1,719,735)	(2,616,693)	(3,991,553)	(1,118,118)	(2,152,214)
Contract Maintenance Charge	(16,484)	(16,407)	(67,923)	(82,320)	(27,869)	(33,492)
Transfers among the sub-accounts and with the
Fixed Account - net	(66,650)	40,108	(563,926)	(638,361)	(227,393)	182,315
Increase (decrease) in net assets from contract
transactions	(1,051,564)	(1,734,770)	(3,747,905)	(5,420,861)	(1,585,976)	(2,278,745)

INCREASE (DECREASE) IN NET ASSETS	(501,243)	(1,433,692)	(4,878,770)	(5,483,052)	(2,411,079)	(4,168,056)
NET ASSETS AT BEGINNING OF PERIOD	5,760,041	7,193,733	18,322,155	23,805,207	8,550,216	12,718,272
NET ASSETS AT END OF PERIOD	$5,258,798	$5,760,041	$13,443,385	$18,322,155	$6,139,137	$8,550,216

UNITS OUTSTANDING
Units outstanding at beginning of period	222,548	288,380	801,768	1,037,365	288,827	362,668
Units issued	4,115	4,665	33,887	38,533	10,202	20,978
Units redeemed	(42,693)	(70,497)	(208,609)	(274,130)	(65,170)	(94,819)
Units outstanding at end of period	183,970	222,548	627,046	801,768	233,859	288,827

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)*
	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(150,092)	$(148,805)
Net realized gains (losses)	1,926,493	2,384,391
Change in unrealized gains (losses)	(1,685,720)	6,810,339
Increase (decrease) in net assets from operations	90,681	9,045,925

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,567	65,812
Benefit payments	(681,150)	(1,264,205)
Payments on termination	(4,251,668)	(6,441,833)
Contract Maintenance Charge	(115,804)	(133,644)
Transfers among the sub-accounts and with the
Fixed Account - net	(728,226)	(2,850,037)
Increase (decrease) in net assets from contract
transactions	(5,755,281)	(10,623,907)

INCREASE (DECREASE) IN NET ASSETS	(5,664,600)	(1,577,982)
NET ASSETS AT BEGINNING OF PERIOD	35,316,336	36,894,318
NET ASSETS AT END OF PERIOD	$29,651,736	$35,316,336

UNITS OUTSTANDING
Units outstanding at beginning of period	1,013,048	1,348,046
Units issued	53,205	61,553
Units redeemed	(218,675)	(396,551)
Units outstanding at end of period	847,578	1,013,048

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST BlackRock iShares ETF**
AST Advanced Strategies	AST Bond Portfolio 2016**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2018
AST AQR Large-Cap**	AST Bond Portfolio 2019
AST Balanced Asset Allocation	AST Bond Portfolio 2020**
AST BlackRock Global Strategies	AST Bond Portfolio 2021**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2022	AST QMA Emerging Markets Equity**
AST Bond Portfolio 2023	AST QMA Large-Cap**
AST Bond Portfolio 2024	AST QMA US Equity Alpha
AST Bond Portfolio 2025	AST Quantitative Modeling**
AST Bond Portfolio 2026*	AST RCM World Trends
AST Capital Growth Asset Allocation	AST Schroders Global Tactical
AST ClearBridge Dividend Growth**	AST Schroders Multi-Asset World Strategies*
AST Cohen & Steers Realty	AST Small-Cap Growth
AST Defensive Asset Allocation	AST Small-Cap Growth Opportunities
AST FI Pyramis® Asset Allocation*	AST Small-Cap Value
AST FI Pyramis® Quantitative	AST Templeton Global Bond
AST Franklin Templeton Founding Funds Allocation*	AST T. Rowe Price Asset Allocation
AST Franklin Templeton Founding Funds Plus*	AST T. Rowe Price Equity Income*
AST Global Real Estate	AST T. Rowe Price Large-Cap Growth
AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Natural Resources
AST Goldman Sachs Mid-Cap Growth	AST Wellington Management Hedged Equity
AST Goldman Sachs Multi-Asset	AST Western Asset Core Plus Bond
AST Goldman Sachs Small-Cap Value
AST Herndon Large-Cap Value	Alliance Bernstein Variable Product Series Fund
AST High Yield	AB VPS Growth*
AST International Growth	AB VPS Growth & Income*
AST International Value	AB VPS International Value*
AST Investment Grade Bond	AB VPS Large Cap Growth*
AST Jennison Large-Cap Growth**	AB VPS Small/Mid Cap Value*
AST J.P. Morgan Global Thematic	AB VPS Value*
AST J.P. Morgan International Equity
AST J.P. Morgan Strategic Opportunities	American Century Variable Portfolios, Inc.
AST Large-Cap Value	American Century VP Balanced**
AST Loomis Sayles Large-Cap Growth	American Century VP International
AST Lord Abbett Core Fixed Income
AST MFS Global Equity	Deutsche Variable Series I
AST MFS Growth	Deutsche Bond VIP A
AST MFS Large-Cap Value**	Deutsche Capital Growth VIP A
AST Mid-Cap Value	Deutsche Core Equity VIP A
AST Money Market	Deutsche CROCI® International VIP A*
AST Neuberger Berman Core Bond*	Deutsche Global Small Cap VIP A
AST Neuberger Berman / LSV Mid-Cap Value
AST Neuberger Berman Mid-Cap Growth*	Deutsche Variable Series II
AST Neuberger Berman Small-Cap Growth**	Deutsche Global Income Builder VIP A II
AST New Discovery Asset Allocation	Deutsche Money Market VIP A II
AST Western Asset Emerging Markets Debt**	Deutsche Small Mid Cap Growth VIP A II
AST Parametric Emerging Markets Equity
AST PIMCO Limited Maturity Bond	Dreyfus Socially Responsible Growth Fund, Inc.
AST PIMCO Total Return Bond	Dreyfus Socially Responsible Growth Fund
AST Preservation Asset Allocation
AST Prudential Core Bond**
AST Prudential Growth Allocation

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Dreyfus Stock Index Fund	Franklin Templeton Variable Insurance Products Trust (continued)
Dreyfus Stock Index Fund	Franklin Mutual Shares VIP
Franklin Small Cap Value VIP
Dreyfus Variable Investment Fund	Franklin Small-Mid Cap Growth VIP
VIF Growth & Income	Franklin U.S. Government Securities VIP
VIF Money Market	Templeton Developing Markets VIP
Templeton Foreign VIP
Federated Insurance Series	Templeton Global Bond VIP
Federated Prime Money Fund II	Templeton Growth VIP

Fidelity Variable Insurance Products Fund	Goldman Sachs Variable Insurance Trust
VIP Contrafund	VIT Large Cap Value
VIP Equity-Income	VIT Mid Cap Value
VIP Growth	VIT Small Cap Equity Insights
VIP High Income	VIT Strategic Growth
VIP Index 500	VIT Strategic International Equity**
VIP Investment Grade Bond	VIT U.S. Equity Insights
VIP Overseas
Invesco Investment Services
Fidelity Variable Insurance Products Fund (Service Class 2)	Invesco V.I. American Franchise
VIP Asset Manager Growth (Service Class 2)	Invesco V.I. American Value
VIP Contrafund (Service Class 2)	Invesco V.I. Comstock
VIP Equity-Income (Service Class 2)	Invesco V.I. Core Equity
VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Core Plus Bond*
VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Diversified Dividend
VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Equity and Income
VIP Freedom Income Portfolio (Service Class 2)	Invesco V.I. Global Core Equity
VIP Government Money Market (Service Class 2)*	Invesco V.I. Government Securities
VIP Growth (Service Class 2)	Invesco V.I. High Yield
VIP Growth & Income (Service Class 2)	Invesco V.I. International Growth
VIP Growth Opportunities (Service Class 2)*	Invesco V.I. Managed Volatility
VIP Growth Stock (Service Class 2)*	Invesco V.I. Mid Cap Core Equity
VIP High Income (Service Class 2)	Invesco V.I. Mid Cap Growth
VIP Index 500 (Service Class 2)	Invesco V.I. Money Market
VIP Investment Grade Bond (Service Class 2)	Invesco V.I. S&P 500 Index
VIP Mid Cap (Service Class 2)	Invesco V.I. Technology
VIP Overseas (Service Class 2)	Invesco V.I. Value Opportunities

Franklin Templeton Variable Insurance Products Trust	Invesco Investment Services (Series II)
Franklin Flex Cap Growth VIP	Invesco V.I. American Franchise II
Franklin Growth and Income VIP	Invesco V.I. American Value II
Franklin High Income VIP	Invesco V.I. Comstock II
Franklin Income VIP	Invesco V.I. Core Equity II
Franklin Large Cap Growth VIP	Invesco V.I. Core Plus Bond II*
Franklin Mutual Global Discovery VIP	Invesco V.I. Diversified Dividend II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Invesco Investment Services (Series II) (continued)	MFS Variable Insurance Trust (Service Class) (continued)
Invesco V.I. Equity and Income II	MFS New Discovery (Service Class)
Invesco V.I. Global Core Equity II	MFS Research (Service Class)
Invesco V.I. Government Securities II	MFS Utilities (Service Class)
Invesco V.I. Growth and Income II
Invesco V.I. High Yield II	Morgan Stanley Variable Investment Series
Invesco V.I. International Growth II	European Equity
Invesco V.I. Managed Volatility II	Income Plus
Invesco V.I. Mid Cap Core Equity II	Limited Duration
Invesco V.I. Mid Cap Growth II	Money Market
Invesco V.I. Money Market II	Multi Cap Growth
Invesco V.I. S&P 500 Index II
Invesco V.I. Technology II	Morgan Stanley Variable Investment Series (Class Y Shares)
Invesco V.I. Value Opportunities II	European Equity (Class Y Shares)
Income Plus (Class Y Shares)
Janus Aspen Series	Limited Duration (Class Y Shares)
Forty Portfolio	Money Market (Class Y Shares)
Multi Cap Growth (Class Y Shares)
Lazard Retirement Series, Inc.
Emerging Markets Equity	Neuberger Berman Advisors Management Trust
AMT Large Cap Value
Legg Mason Partners Variable Equity Trust	AMT Mid-Cap Growth**
ClearBridge Variable Large Cap Value Portfolio I
Oppenheimer Variable Account Funds
Lord Abbett Series Fund	Oppenheimer Capital Appreciation
Bond-Debenture	Oppenheimer Conservative Balanced*
Fundamental Equity	Oppenheimer Core Bond
Growth and Income	Oppenheimer Discovery Mid Cap Growth
Growth Opportunities	Oppenheimer Global
Mid-Cap Stock	Oppenheimer Global Strategic Income
Oppenheimer Main Street
MFS Variable Insurance Trust	Oppenheimer Main Street Small Cap
MFS Growth
MFS High Yield	Oppenheimer Variable Account Funds (Service Shares (“SS”))
MFS Investors Trust	Oppenheimer Capital Appreciation (SS)
MFS New Discovery	Oppenheimer Conservative Balanced (SS)*
MFS Research	Oppenheimer Core Bond (SS)
MFS Total Return Bond*	Oppenheimer Discovery Mid Cap Growth (SS)
MFS Utilities	Oppenheimer Global (SS)
Oppenheimer Global Strategic Income (SS)
MFS Variable Insurance Trust (Service Class)	Oppenheimer Main Street (SS)
MFS Growth (Service Class)	Oppenheimer Main Street Small Cap (SS)
MFS Investors Trust (Service Class)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Panorama Series Fund, Inc. (Service Shares (“SS”))	Putnam Variable Trust (continued)
Oppenheimer International Growth (SS)**	VT Growth and Income
VT Growth Opportunities
PIMCO Variable Insurance Trust	VT High Yield
Foreign Bond (US Dollar-Hedged)	VT Income
Money Market	VT International Equity
PIMCO VIT Total Return	VT International Growth
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	VT International Value
PIMCO VIT Emerging Markets Bond (Advisor Shares)	VT Investors
PIMCO VIT Real Return (Advisor Shares)	VT Money Market
PIMCO VIT Total Return (Advisor Shares)	VT Multi-Cap Growth
VT Multi-Cap Value
Profunds VP	VT Research
ProFund VP Consumer Goods Portfolio**	VT Small Cap Value
ProFund VP Consumer Services Portfolio**	VT Voyager
ProFund VP Financials
ProFund VP Health Care	Rydex Variable Trust Rydex
ProFund VP Industrials**	VIF NASDAQ-100**
ProFund VP Large-Cap Growth**
ProFund VP Large-Cap Value**	The Universal Institutional Funds, Inc.
ProFund VP Mid-Cap Growth**	Morgan Stanley UIF Core Plus Fixed Income*
ProFund VP Mid-Cap Value**	Morgan Stanley UIF Emerging Markets Equity*
ProFund VP Real Estate**	Morgan Stanley UIF Global Infrastructure*
ProFund VP Small-Cap Growth**	Morgan Stanley UIF Global Strategist*
ProFund VP Small-Cap Value**	Morgan Stanley UIF Growth*
ProFund VP Telecommunications	Morgan Stanley UIF Mid Cap Growth*
ProFund VP Utilities	Morgan Stanley UIF U.S. Real Estate*

Putnam Variable Trust	The Universal Institutional Funds, Inc. (Class II)
VT American Government Income	Morgan Stanley UIF Emerging Markets Debt (Class II)*
VT Capital Opportunities	Morgan Stanley UIF Emerging Markets Equity (Class II)*
VT Diversified Income	Morgan Stanley UIF Global Franchise (Class II)*
VT Equity Income	Morgan Stanley UIF Global Infrastructure (Class II)*
VT George Putnam Balanced	Morgan Stanley UIF Global Strategist (Class II)*
VT Global Asset Allocation	Morgan Stanley UIF Growth (Class II)*
VT Global Equity	Morgan Stanley UIF Mid Cap Growth (Class II)*
VT Global Health Care	Morgan Stanley UIF Small Company Growth (Class II)*
VT Global Utilities	Morgan Stanley UIF U.S. Real Estate (Class II)*
* See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.
** Fund was available, but had no net assets as of December 31, 2015

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.	Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:

The following sub-accounts were closed during the year ended December 31, 2015:

AST FI Pyramis® Asset Allocation (Fund ceased operations on October 16, 2015)
AST Franklin Templeton Founding Funds Allocation (Fund ceased operations on October 16, 2015)
AST Franklin Templeton Founding Funds Plus (Fund ceased operations on October 16, 2015)
AST Neuberger Berman Core Bond (Fund ceased operations on October 16, 2015)
AST Neuberger Berman Mid-Cap Growth (Fund ceased operations on October 16, 2015)
AST Schroders Multi-Asset World Strategies (Fund ceased operations on October 16, 2015)
AST T. Rowe Price Equity Income (Fund ceased operations on October 16, 2015)

The following sub-account was opened during the year ended December 31, 2015:

AST Bond Portfolio 2026 (Fund launched on January 2, 2015)

The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
April 24, 2015	VIP Growth Stock (Service Class 2)	VIP Growth Opportunities (Service Class 2)

The following sub-accounts had name changes during the year ended December 31, 2015:

Former name:	New name:
AllianceBernstein VPS Growth	AB VPS Growth
AllianceBernstein VPS Growth & Income	AB VPS Growth & Income
AllianceBernstein VPS International Value	AB VPS International Value
AllianceBernstein VPS Large Cap Growth	AB VPS Large Cap Growth
AllianceBernstein VPS Small/Mid Cap Value	AB VPS Small/Mid Cap Value
AllianceBernstein VPS Value	AB VPS Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Former name:	New name:
Deutsche International VIP A	Deutsche CROCI® International VIP A
Invesco V.I. Diversified Income	Invesco V.I. Core Plus Bond
Invesco V.I. Diversified Income II	Invesco V.I. Core Plus Bond II
MFS Research Bond	MFS Total Return Bond
Oppenheimer Capital Income	Oppenheimer Conservative Balanced
Oppenheimer Capital Income (SS)	Oppenheimer Conservative Balanced (SS)
Van Kampen UIF Core Plus Fixed Income	Morgan Stanley UIF Core Plus Fixed Income
Van Kampen UIF Emerging Markets Equity	Morgan Stanley UIF Emerging Markets Equity
Van Kampen UIF Global Infrastructure	Morgan Stanley UIF Global Infrastructure
Van Kampen UIF Global Tactical Asset Allocation Portfolio	Morgan Stanley UIF Global Strategist
Van Kampen UIF Growth	Morgan Stanley UIF Growth
Van Kampen UIF Mid Cap Growth	Morgan Stanley UIF Mid Cap Growth
Van Kampen UIF U.S. Real Estate	Morgan Stanley UIF U.S. Real Estate
Van Kampen UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Debt (Class II)
Van Kampen UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)
Van Kampen UIF Global Franchise (Class II)	Morgan Stanley UIF Global Franchise (Class II)
Van Kampen UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)
Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)	Morgan Stanley UIF Global Strategist (Class II)
Van Kampen UIF Growth (Class II)	Morgan Stanley UIF Growth (Class II)
Van Kampen UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)
Van Kampen UIF Small Company (Class II)	Morgan Stanley UIF Small Company (Class II)
Van Kampen UIF U.S. Real Estate (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
VIP Money Market (Service Class 2)	VIP Government Money Market (Service Class 2)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2014:

The following sub-account was opened during the year ended December 31, 2014:

AST Bond Portfolio 2025 (Fund launched on January 2, 2014)

The following sub-accounts were merged during the year ended December 31, 2014:

Date:	Merged from:	Merged to:
February 7, 2014	AST Goldman Sachs Concentrated Growth	AST Loomis Sayles Large-Cap Growth
April 25, 2014	Global Infrastructure	Van Kampen UIF Global Infrastructure
April 25, 2014	Global Infrastructure (Class Y Shares)	Van Kampen UIF Global Infrastructure (Class II)
December 5, 2014	Clearbridge Variable All Cap Value Portfolio I	Clearbridge Variable Large Cap Value Portfolio I

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3.	Summary of Significant Accounting Policies (continued)

each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2015. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.	Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

4.	Fair Value of Assets (continued)

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in contracts in payout (annuitization) period in the Statement of Net Assets.

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.69% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments
The cost of investments purchased during the year ended December 31, 2015 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$320,980
AST Advanced Strategies	61,810
AST Balanced Asset Allocation	107,838
AST Bond Portfolio 2024	169,276
AST Bond Portfolio 2025	1,563,530
AST Bond Portfolio 2026*	159,424
AST Capital Growth Asset Allocation	422,993
AST Cohen & Steers Realty	449
AST Defensive Asset Allocation	690,756
AST FI Pyramis® Asset Allocation*	248,043
AST FI Pyramis® Quantitative	243,442
AST Franklin Templeton Founding Funds Allocation*	71,284
AST Goldman Sachs Large-Cap Value	73,255
AST Goldman Sachs Mid-Cap Growth	56,247
AST Goldman Sachs Multi-Asset	32,950
AST Goldman Sachs Small-Cap Value	1
AST Herndon Large-Cap Value	908
AST High Yield	3,755
AST International Growth	3,652
AST International Value	1
AST Investment Grade Bond	2,178,737
AST J.P. Morgan Global Thematic	15,834
AST J.P. Morgan Strategic Opportunities	93,942
AST Large-Cap Value	1
AST Loomis Sayles Large-Cap Growth	36
AST Money Market	1,269,256
AST Neuberger Berman/LSV Mid-Cap Value	1,437
AST Neuberger Berman Mid-Cap Growth*	1,161
AST New Discovery Asset Allocation	173,894
AST Parametric Emerging Markets Equity	1
AST PIMCO Total Return Bond	938
AST Preservation Asset Allocation	423,470
AST Prudential Growth Allocation	3,872,430
AST QMA US Equity Alpha	1,863
AST RCM World Trends	43,892
AST Schroders Global Tactical	676,662
AST Schroders Multi-Asset World Strategies*	16,036
AST Small-Cap Growth	520
AST Small-Cap Growth Opportunities	1,482

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Advanced Series Trust Sub-Accounts (continued):
AST Small-Cap Value	$898
AST Templeton Global Bond	420
AST T. Rowe Price Asset Allocation	812,702
AST T. Rowe Price Large-Cap Growth	622
AST T. Rowe Price Natural Resources	9,965
AST Wellington Management Hedged Equity	89,322
Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth*	3,574,722
AB VPS Growth & Income*	1,147,639
AB VPS International Value*	425,667
AB VPS Large Cap Growth*	2,188,112
AB VPS Small/Mid Cap Value*	2,044,469
AB VPS Value*	21,517
Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
American Century VP Balanced	1,243
American Century VP International	22
Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	11,896
Deutsche Capital Growth VIP A	354,996
Deutsche Core Equity VIP A	14,601
Deutsche CROCI® International VIP A*	10,601
Deutsche Global Small Cap VIP A	150,507
Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	105,883
Deutsche Money Market VIP A II	124,919
Deutsche Small Mid Cap Growth VIP A II	43,724
Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
Dreyfus Socially Responsible Growth Fund	3,056
Investments in the Dreyfus Stock Index Fund Sub-Accounts:
Dreyfus Stock Index Fund	26,707
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Growth & Income	7,762
VIF Money Market	2,725,955
Investments in the Federated Insurance Series Sub-Accounts:
Federated Prime Money Fund II	19,613
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	520,497
VIP Equity-Income	101,359
VIP Growth	134,552
VIP High Income	44,700
VIP Index 500	104,971
VIP Investment Grade Bond	36,044
VIP Overseas	13,541
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Asset Manager Growth (Service Class 2)	21,085
VIP Contrafund (Service Class 2)	5,081,480

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Equity-Income (Service Class 2)	$74,621
VIP Freedom 2010 Portfolio (Service Class 2)	546,124
VIP Freedom 2020 Portfolio (Service Class 2)	381,159
VIP Freedom 2030 Portfolio (Service Class 2)	277,696
VIP Freedom Income Portfolio (Service Class 2)	898,094
VIP Government Money Market (Service Class 2)*	3,968,851
VIP Growth (Service Class 2)	4,907
VIP Growth & Income (Service Class 2)	546,904
VIP Growth Opportunities (Service Class 2)*	1,834,132
VIP Growth Stock (Service Class 2)*	181,183
VIP High Income (Service Class 2)	283,955
VIP Index 500 (Service Class 2)	1,308,703
VIP Investment Grade Bond (Service Class 2)	49
VIP Mid Cap (Service Class 2)	2,126,225
VIP Overseas (Service Class 2)	358
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP	1,048,720
Franklin Growth and Income VIP	1,791,859
Franklin High Income VIP	1,032,590
Franklin Income VIP	9,117,784
Franklin Large Cap Growth VIP	7,654,443
Franklin Mutual Global Discovery VIP	1,571,013
Franklin Mutual Shares VIP	6,714,637
Franklin Small Cap Value VIP	4,529,937
Franklin Small-Mid Cap Growth VIP	242,391
Franklin U.S. Government Securities VIP	830,055
Templeton Developing Markets VIP	2,597,358
Templeton Foreign VIP	5,516,979
Templeton Global Bond VIP	163,683
Templeton Growth VIP	28,231
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	477,272
VIT Mid Cap Value	224,605
VIT Small Cap Equity Insights	733,432
VIT Strategic Growth	1,576
VIT U.S. Equity Insights	436,920
Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	1,241,602
Invesco V.I. American Value	6,069,826
Invesco V.I. Comstock	1,028,724
Invesco V.I. Core Equity	9,124,244
Invesco V.I. Core Plus Bond*	560,536
Invesco V.I. Diversified Dividend	3,215,519
Invesco V.I. Equity and Income	3,759,158
Invesco V.I. Global Core Equity	1,703,166
Invesco V.I. Government Securities	744,093
Invesco V.I. High Yield	1,481,331

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Invesco Investment Services Sub-Accounts (continued):
Invesco V.I. International Growth	$639,801
Invesco V.I. Managed Volatility	2,444,726
Invesco V.I. Mid Cap Core Equity	1,231,212
Invesco V.I. Mid Cap Growth	794,883
Invesco V.I. Money Market	954,538
Invesco V.I. S&P 500 Index	7,401,976
Invesco V.I. Technology	364,847
Invesco V.I. Value Opportunities	838,032
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	529,344
Invesco V.I. American Value II	4,309,363
Invesco V.I. Comstock II	4,011,358
Invesco V.I. Core Equity II	197,593
Invesco V.I. Core Plus Bond II*	6,504
Invesco V.I. Diversified Dividend II	1,163,511
Invesco V.I. Equity and Income II	4,763,228
Invesco V.I. Global Core Equity II	825,232
Invesco V.I. Government Securities II	5,748
Invesco V.I. Growth and Income II	10,085,761
Invesco V.I. High Yield II	662,104
Invesco V.I. International Growth II	303,032
Invesco V.I. Managed Volatility II	55,279
Invesco V.I. Mid Cap Core Equity II	171,874
Invesco V.I. Mid Cap Growth II	1,729,967
Invesco V.I. Money Market II	288
Invesco V.I. S&P 500 Index II	7,278,827
Invesco V.I. Technology II	1,004
Invesco V.I. Value Opportunities II	554,853
Investments in the Janus Aspen Series Sub-Accounts:
Forty Portfolio	2,286
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
Emerging Markets Equity	66
Investments in the Legg Mason Partners Variable Equity Trust Sub-Accounts:
ClearBridge Variable Large Cap Value Portfolio I	84
Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,178,330
Fundamental Equity	453,026
Growth and Income	1,236,704
Growth Opportunities	965,932
Mid-Cap Stock	1,629,904
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	78,409
MFS High Yield	20,984
MFS Investors Trust	111,635
MFS New Discovery	195,104
MFS Research	80,551
MFS Total Return Bond*	319,968
MFS Utilities	26,801

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	$4,044
MFS Investors Trust (Service Class)	13,946
MFS New Discovery (Service Class)	4,596
MFS Research (Service Class)	2,639
MFS Utilities (Service Class)	104,723
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,921,262
Income Plus	3,331,429
Limited Duration	218,394
Money Market	5,943,660
Multi Cap Growth	33,758,713
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	577,615
Income Plus (Class Y Shares)	3,851,113
Limited Duration (Class Y Shares)	905,572
Money Market (Class Y Shares)	4,996,183
Multi Cap Growth (Class Y Shares)	10,224,980
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
AMT Large Cap Value	1,707
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	617,864
Oppenheimer Conservative Balanced*	35,932
Oppenheimer Core Bond	28,090
Oppenheimer Discovery Mid Cap Growth	95,222
Oppenheimer Global	237,022
Oppenheimer Global Strategic Income	98,603
Oppenheimer Main Street	255,100
Oppenheimer Main Street Small Cap	214,322
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	4,298,507
Oppenheimer Conservative Balanced (SS)*	326,671
Oppenheimer Core Bond (SS)	1,895,084
Oppenheimer Discovery Mid Cap Growth (SS)	1,090,340
Oppenheimer Global (SS)	957,828
Oppenheimer Global Strategic Income (SS)	3,449,302
Oppenheimer Main Street (SS)	7,374,665
Oppenheimer Main Street Small Cap (SS)	3,383,844
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	49
Money Market	36
PIMCO VIT Total Return	145
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	143,952
PIMCO VIT Emerging Markets Bond (Advisor Shares)	66,473
PIMCO VIT Real Return (Advisor Shares)	135,443
PIMCO VIT Total Return (Advisor Shares)	1,172,617

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the ProFunds VP Sub-Accounts:
ProFund VP Financials	$6
ProFund VP Telecommunications	117
ProFund VP Utilities	312
Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	926,927
VT Capital Opportunities	617,626
VT Diversified Income	2,717,852
VT Equity Income	2,558,748
VT George Putnam Balanced	1,908,976
VT Global Asset Allocation	4,160,465
VT Global Equity	405,677
VT Global Health Care	3,453,736
VT Global Utilities	726,746
VT Growth and Income	3,198,259
VT Growth Opportunities	1,756,123
VT High Yield	3,300,239
VT Income	4,648,407
VT International Equity	2,917,503
VT International Growth	251,184
VT International Value	352,763
VT Investors	987,691
VT Money Market	13,338,695
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Multi-Cap Growth	1,943,379
VT Multi-Cap Value	1,269,726
VT Research	589,059
VT Small Cap Value	4,755,787
VT Voyager	17,832,429
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanley UIF Core Plus Fixed Income*	12,640
Morgan Stanley UIF Emerging Markets Equity*	365,164
Morgan Stanley UIF Global Infrastructure*	6,040,574
Morgan Stanley UIF Global Strategist*	2,734,921
Morgan Stanley UIF Growth*	5,721,994
Morgan Stanley UIF Mid Cap Growth*	2,475,991
Morgan Stanley UIF U.S. Real Estate*	1,288,352
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Emerging Markets Debt (Class II)*	696,140
Morgan Stanley UIF Emerging Markets Equity (Class II)*	178,943
Morgan Stanley UIF Global Franchise (Class II)*	6,395,078
Morgan Stanley UIF Global Infrastructure (Class II)*	1,774,166
Morgan Stanley UIF Global Strategist (Class II)*	895,173
Morgan Stanley UIF Growth (Class II)*	868,688
Morgan Stanley UIF Mid Cap Growth (Class II)*	3,198,560
Morgan Stanley UIF Small Company Growth (Class II)*	2,267,759
Morgan Stanley UIF U.S. Real Estate (Class II)*	1,676,021
$379,623,552

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2015	419	$9.72	—	10.97	$4,369	—%	1.15	—	2.60%	(5.67)	—	(4.32)%
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72
2012	667	9.51	—	10.27	6,651	1.09	1.15	—	2.60	9.71	—	11.28
2011	713	8.66	—	9.23	6,421	0.65	1.15	—	2.60	(5.13)	—	(3.77)

Advanced Series Trust - AST Advanced Strategies
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23
2012	233	10.53	—	11.37	2,580	1.50	1.15	—	2.60	10.76	—	12.35
2011	220	9.50	—	10.12	2,181	1.02	1.15	—	2.60	(2.42)	—	(1.03)

Advanced Series Trust - AST Balanced Asset Allocation
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79
2012	853	10.17	—	10.93	9,092	0.97	1.00	—	2.35	11.32	—	12.10
2011	850	9.14	—	9.75	8,187	0.64	1.15	—	2.65	(3.76)	—	(2.34)

Advanced Series Trust - AST BlackRock Global Strategies (fund launched on April 29, 2011)
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16
2012	2	10.11	—	10.11	17	—	1.55	—	1.55	10.18	—	10.18
2011	0	9.17	—	9.17	—	—	NA	—	NA	NA	—	NA

Advanced Series Trust - AST Bond Portfolio 2018
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)
2012	46	14.14	—	14.41	660	0.46	1.50	—	1.90	4.11	—	4.15
2011	61	13.59	—	13.83	842	0.47	1.50	—	2.00	11.35	—	11.90

Advanced Series Trust - AST Bond Portfolio 2019
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)
2012	23	14.23	—	14.56	335	0.87	1.50	—	2.00	3.78	—	4.29
2011	23	13.71	—	13.96	323	0.86	1.50	—	2.00	13.70	—	14.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2020
2015	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2014	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2013	—	10.82	—	10.82	—	—	1.75	—	1.75		(8.13)	—	(8.13)
2012	—	11.67	—	11.90	—	2.51	1.50	—	2.00		4.26	—	4.74
2011	7	11.19	—	11.36	81	1.61	1.50	—	2.00		16.35	—	16.92

Advanced Series Trust - AST Bond Portfolio 2021
2015	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2014	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2012	25	13.57	—	13.77	337	0.63	1.50	—	2.00		4.69	—	5.21
2011	34	12.96	—	13.09	437	0.15	1.50	—	2.00		17.94	—	18.52

Advanced Series Trust - AST Bond Portfolio 2022 (fund launched on January 3, 2011)
2015	12	12.02	—	12.02	147	—	1.85	—	1.85		0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85		8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85		(12.00)	—	(10.51)
2012	44	12.37	—	12.58	558	0.03	1.50	—	2.35		3.41	—	4.28
2011	53	11.96	—	12.06	633	—	1.50	—	2.35		19.60	—	20.60

Advanced Series Trust - AST Bond Portfolio 2023 (fund launched on January 3, 2012)
2015	5	10.36	—	10.36	57	—	1.50	—	1.50		1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00		10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00		(12.40)	—	(11.53)
2012	18	10.43	—	10.43	192	—	1.50	—	1.50		4.33	—	4.33

Advanced Series Trust - AST Bond Portfolio 2024 (fund launched on January 2, 2013)
2015	8	10.04	—	10.04	80	—	1.50	—	1.50		1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35		12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35		(12.94)	—	(12.21)

Advanced Series Trust - AST Bond Portfolio 2025 (fund launched on January 2, 2014)
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00		(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50		13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (fund launched on April 24, 2015)
2015	11	9.92	—	9.97	107	—%	1.50	—	2.00%		0.19	—	0.51

Advanced Series Trust - AST Capital Growth Asset Allocation
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25		(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25		4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25		19.98	—	21.28
2012	647	9.54	—	10.12	6,390	0.91	1.15	—	2.25		12.43	—	13.15
2011	607	8.43	—	9.00	5,335	0.52	1.15	—	2.65		(4.95)	—	(3.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2015	2	$15.77	—	16.44	$30	—%	1.15	—	1.65%	3.65	—	5.82%
2014	7	14.90	—	15.86	103	—	1.15	—	1.65	25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65	1.96	—	3.38
2012	6	11.70	—	12.02	74	1.82	1.15	—	1.65	14.03	—	15.22
2011	4	10.16	—	10.54	42	0.66	1.15	—	2.00	4.50	—	5.38

Advanced Series Trust - AST Defensive Asset Allocation (fund launched on April 29, 2013)
2015	69	9.73	—	9.73	673	—	2.10	—	2.10	(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

Advanced Series Trust - AST FI Pyramis® Asset Allocation (fund ceased operations on October 16, 2015)
2015	—	12.13	—	13.50	—	—	1.15	—	2.60	(1.12)	—	(0.01)
2014	26	12.27	—	13.50	338	—	1.15	—	2.60	3.04	—	4.52
2013	25	11.91	—	12.91	318	—	1.15	—	2.60	16.20	—	17.87
2012	20	10.25	—	10.96	221	0.56	1.15	—	2.60	10.75	—	12.34
2011	18	9.26	—	9.75	175	0.21	1.15	—	2.60	(4.94)	—	(3.58)

Advanced Series Trust - AST FI Pyramis® Quantitative
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60	(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60	0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60	11.85	—	13.45
2012	263	9.24	—	9.98	2,555	2.14	1.15	—	2.60	7.82	—	9.37
2011	266	8.57	—	9.12	2,381	1.69	1.15	—	2.60	(4.00)	—	(2.62)

Advanced Series Trust - AST Franklin Templeton Founding Funds Allocation (fund ceased operations on October 16, 2015)
2015	—	12.52	—	13.00	—	—	1.15	—	2.25	(4.65)	—	(3.95)
2014	240	13.13	—	13.54	3,222	—	1.15	—	2.25	0.77	—	2.00
2013	253	13.03	—	13.27	3,337	—	1.15	—	2.25	21.77	—	23.05
2012	278	10.71	—	10.79	2,991	—	1.15	—	2.25	7.08	—	7.86

Advanced Series Trust - AST Franklin Templeton Founding Funds Plus (fund ceased operations on October 16, 2015)
2015	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2014	—	10.68	—	11.03	—	—	< 0.01	—	< 0.01	(0.40)	—	1.47
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Advanced Series Trust - AST Global Real Estate
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65	(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65	12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65	2.65	—	3.16
2012	<1	11.20	—	11.45	3	1.76	1.15	—	1.65	24.74	—	25.36
2011	<1	8.98	—	9.13	2	2.05	1.15	—	1.65	(6.58)	—	(6.12)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2015	7	$11.31	—	12.29	$78	—%	1.00	—	2.00%	(9.85)	—	(4.52)%
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02
2012	1	8.55	—	8.72	8	0.44	1.15	—	1.50	17.89	—	18.30
2011	2	7.26	—	7.37	16	0.99	1.15	—	1.50	(6.92)	—	(6.59)

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69
2012	3	12.20	—	12.76	42	—	1.15	—	2.00	17.26	—	18.25
2011	4	10.40	—	10.79	48	—	1.15	—	2.00	(4.88)	—	(4.08)

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57
2012	50	10.59	—	11.01	543	0.62	1.15	—	2.00	7.96	—	8.88
2011	47	9.81	—	10.12	469	0.49	1.15	—	2.00	(2.46)	—	(1.64)

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23
2012	<1	13.49	—	13.79	6	0.58	1.15	—	1.65	13.81	—	14.37
2011	<1	11.85	—	12.05	5	1.22	1.15	—	1.65	(0.34)	—	0.15

Advanced Series Trust - AST Herndon Large-Cap Value
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10
2012	3	8.51	—	8.74	22	1.04	1.15	—	1.65	11.56	—	12.11
2011	2	7.63	—	7.80	15	0.72	1.15	—	1.65	(2.11)	—	(1.62)

Advanced Series Trust - AST High Yield
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12
2012	6	13.16	—	13.52	85	6.69	1.00	—	1.50	12.43	—	13.49
2011	3	11.70	—	11.91	33	3.49	1.15	—	1.55	1.60	—	2.00

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST International Growth
2015	5	$9.10	—	9.49	$44	—%	1.15	—	1.65%	1.47	—	1.97%
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70
2012	6	8.24	—	8.47	51	1.19	1.15	—	1.65	18.41	—	18.99
2011	7	6.96	—	7.12	47	0.63	1.15	—	1.65	(14.34)	—	(13.91)

Advanced Series Trust - AST International Value
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75
2012	8	7.99	—	8.21	62	2.40	1.15	—	1.65	15.35	—	16.54
2011	9	6.86	—	7.12	64	1.39	1.15	—	2.00	(14.27)	—	(13.54)

Advanced Series Trust - AST Investment Grade Bond
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)
2012	307	15.06	—	15.69	4,735	0.80	1.15	—	2.05	7.20	—	8.15
2011	681	14.05	—	14.51	9,758	3.03	1.15	—	2.05	10.19	—	11.17

Advanced Series Trust - AST J.P. Morgan Global Thematic
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07
2012	11	10.76	—	11.14	119	0.58	1.15	—	1.90	12.27	—	12.29
2011	13	9.59	—	9.92	129	0.33	1.15	—	2.10	(2.61)	—	(1.70)

Advanced Series Trust - AST J.P. Morgan International Equity
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05
2012	5	8.84	—	9.26	49	1.88	1.15	—	2.00	19.51	—	20.52
2011	6	7.40	—	7.68	45	1.27	1.15	—	2.00	(10.93)	—	(10.18)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77
2012	300	10.17	—	10.98	3,218	1.67	1.15	—	2.60	7.90	—	9.46
2011	313	9.42	—	10.04	3,079	0.95	1.15	—	2.60	(2.31)	—	(0.91)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Large-Cap Value
2015	<1	$11.35	—	11.35	$1	—%	1.15	—	1.15%	(8.89)	—	(8.89)%
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27
2012	<1	8.01	—	8.01	6	0.64	1.15	—	1.15	15.55	—	15.55
2011	<1	6.94	—	6.94	1	1.29	1.15	—	1.15	(5.27)	—	(5.27)

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26
2012	10	9.54	—	10.06	98	0.36	1.00	—	2.00	10.06	—	11.88
2011	8	8.66	—	8.99	74	0.28	1.15	—	2.00	(2.86)	—	(2.04)

Advanced Series Trust - AST Lord Abbett Core Fixed Income
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)
2012	5	13.21	—	13.57	62	1.05	1.00	—	1.50	4.36	—	5.57
2011	4	12.66	—	12.85	49	1.78	1.15	—	1.50	8.54	—	8.92

Advanced Series Trust - AST MFS Global Equity
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37
2012	5	11.24	—	11.54	56	0.97	1.00	—	1.50	21.25	—	22.66
2011	4	9.27	—	9.41	39	0.46	1.15	—	1.50	(4.56)	—	(4.23)

Advanced Series Trust - AST MFS Growth
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15
2012	1	10.59	—	10.59	14	—	1.15	—	1.15	15.75	—	15.75
2011	2	9.15	—	9.15	14	0.34	1.15	—	1.15	(1.72)	—	(1.72)

Advanced Series Trust - AST Mid-Cap Value
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91
2012	3	10.71	—	11.21	31	0.62	1.15	—	2.00	16.08	—	17.06
2011	4	9.23	—	9.57	38	0.61	1.15	—	2.00	(5.34)	—	(4.55)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Money Market
2015	43	$8.88	—	9.65	$390	—%	1.00	—	2.00%	(1.24)	—	(0.99)%
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)
2012	34	9.34	—	9.86	325	0.01	1.15	—	1.85	(2.41)	—	(1.14)
2011	43	9.57	—	9.97	418	0.02	1.15	—	2.10	(2.03)	—	(1.12)

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39
2012	2	10.58	—	10.87	25	0.94	1.15	—	1.65	15.22	—	15.79
2011	4	9.18	—	9.38	34	0.87	1.15	—	1.65	(4.07)	—	(3.59)

Advanced Series Trust - AST Neuberger Berman Mid-Cap Growth (fund ceased operations on October 16, 2015)
2015	—	14.86	—	15.67	—	—	1.00	—	1.65	2.25	—	2.77
2014	4	14.54	—	15.25	55	—	1.00	—	1.65	6.18	—	6.87
2013	4	13.69	—	14.27	52	—	1.00	—	1.65	30.46	—	31.30
2012	4	10.49	—	10.87	41	—	1.00	—	1.65	10.55	—	12.00
2011	3	9.49	—	9.70	32	—	1.15	—	1.65	0.04	—	0.53

Advanced Series Trust - AST New Discovery Asset Allocation (fund launched on April 30, 2012)
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16
2012	1	10.34	—	10.34	6	2.32	1.50	—	1.50	3.37	—	3.37

Advanced Series Trust - AST Parametric Emerging Markets Equity
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)
2012	2	9.99	—	10.22	17	1.57	1.15	—	1.65	16.01	—	16.59
2011	2	8.62	—	8.76	21	0.88	1.15	—	1.65	(21.57)	—	(21.18)

Advanced Series Trust - AST PIMCO Limited Maturity Bond
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)
2012	10	11.82	—	12.24	116	1.12	1.00	—	1.65	2.99	—	4.34
2011	9	11.47	—	11.73	108	0.91	1.15	—	1.65	0.59	—	1.09

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST PIMCO Total Return Bond
2015	6	$12.89	—	13.61	$85	—%	1.00	—	1.65%	(3.70)	—	(2.00)%
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)
2012	33	13.27	—	14.00	440	2.47	1.00	—	2.00	7.17	—	8.95
2011	33	12.38	—	12.85	411	1.75	1.15	—	2.00	1.16	—	2.00

Advanced Series Trust - AST Preservation Asset Allocation
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97
2012	752	10.95	—	11.83	8,681	1.14	1.15	—	2.60	7.57	—	9.12
2011	768	10.18	—	10.84	8,176	0.90	1.15	—	2.60	(1.56)	—	(0.15)

Advanced Series Trust - AST Prudential Growth Allocation
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69
2012	1,112	8.71	—	9.41	10,160	1.72	1.15	—	2.60	10.05	—	11.63
2011	1,133	7.92	—	8.43	9,291	1.21	1.15	—	2.60	(8.59)	—	(7.28)

Advanced Series Trust - AST QMA US Equity Alpha
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12
2012	5	9.43	—	9.82	47	0.73	1.00	—	1.75	16.76	—	18.41
2011	3	8.08	—	8.29	29	0.68	1.15	—	1.75	1.68	—	2.28

Advanced Series Trust - AST RCM World Trends
2015	117	10.72	—	12.01	1,349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16
2012	169	9.83	—	10.53	1,741	0.61	1.15	—	2.65	7.43	—	9.02
2011	170	9.15	—	9.66	1,613	0.39	1.15	—	2.65	(4.35)	—	(2.93)

Advanced Series Trust - AST Schroders Global Tactical
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72
2012	38	10.37	—	10.54	402	0.63	1.15	—	1.50	14.39	—	14.58
2011	28	9.06	—	9.19	255	0.26	1.15	—	1.55	(3.88)	—	(3.50)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Schroders Multi-Asset World Strategies (fund ceased operations on October 16, 2015)
2015	—	$10.53	—	11.84	$—	—%	1.15	—	2.60%	(3.51)	—	(2.42)%
2014	56	10.91	—	12.13	653	—	1.15	—	2.60	0.42	—	1.86
2013	61	10.87	—	11.91	704	—	1.15	—	2.60	11.50	—	13.10
2012	80	9.75	—	10.53	821	2.64	1.15	—	2.60	8.31	—	9.87
2011	66	9.00	—	9.58	623	1.97	1.15	—	2.60	(5.83)	—	(4.48)

Advanced Series Trust - AST Small-Cap Growth
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63
2012	<1	12.09	—	12.32	3	—	1.15	—	1.50	10.51	—	10.90
2011	<1	10.94	—	11.11	3	—	1.15	—	1.50	(2.44)	—	(2.11)

Advanced Series Trust - AST Small-Cap Growth Opportunities
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42
2012	2	9.65	—	10.00	20	—	1.00	—	1.65	18.12	—	19.67
2011	2	8.17	—	8.35	17	0.43	1.15	—	1.65	(14.52)	—	(14.10)

Advanced Series Trust - AST Small-Cap Value
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72
2012	2	10.89	—	11.18	23	0.59	1.15	—	1.65	16.81	—	18.03
2011	3	9.22	—	9.57	30	0.56	1.15	—	2.00	(7.82)	—	(7.04)

Advanced Series Trust - AST Templeton Global Bond
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)
2012	5	12.39	—	12.73	62	1.86	1.15	—	1.65	3.51	—	4.03
2011	8	11.97	—	12.24	95	2.63	1.15	—	1.65	2.43	—	2.94

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50
2012	507	10.61	—	11.46	5,669	1.31	1.15	—	2.60	10.61	—	12.20
2011	524	9.59	—	10.22	5,235	1.10	1.15	—	2.60	(0.60)	—	0.82

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST T. Rowe Price Equity Income (fund ceased operations on October 16, 2015)
2015	—	$9.95	—	10.79	$—	—%	1.00	—	2.00%	(7.87)	—	(7.15)%
2014	7	10.80	—	11.62	80	—	1.00	—	2.00	5.36	—	6.40
2013	7	10.25	—	10.92	77	—	1.00	—	2.00	27.14	—	28.40
2012	8	8.06	—	8.50	63	0.19	1.00	—	2.00	14.94	—	16.85
2011	6	7.01	—	7.28	44	1.06	1.15	—	2.00	(3.57)	—	(2.76)

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39
2012	3	11.42	—	11.64	33	—	1.15	—	1.50	15.84	—	16.24
2011	3	9.86	—	10.01	32	—	1.15	—	1.50	(3.15)	—	(2.81)

Advanced Series Trust - AST T. Rowe Price Natural Resources
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07
2012	14	8.51	—	8.74	117	0.46	1.15	—	1.65	1.93	—	2.44
2011	14	8.35	—	8.53	114	0.54	1.15	—	1.65	(16.30)	—	(15.89)

Advanced Series Trust - AST Wellington Management Hedged Equity
2015	22	10.36	—	10.58	228	—%	1.50	—	1.75%	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72
2012	14	8.69	—	8.76	119	0.29	1.50	—	1.65	9.20	—	9.36
2011	13	7.95	—	8.01	106	0.31	1.50	—	1.65	(5.02)	—	(4.88)

Advanced Series Trust - AST Western Asset Core Plus Bond (fund launched on August 20, 2012)
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)
2012	1	12.39	—	12.39	13	—	1.00	—	1.00	6.78	—	6.78

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79
2012	2,044	8.29	—	13.95	21,048	—	0.70	—	2.59	10.63	—	12.79
2011	2,394	7.35	—	12.61	22,252	—	0.70	—	2.59	(1.64)	—	0.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2015	2,554	$18.99	—	23.19	$46,289	1.16%	0.70	—	2.59%	(1.20)	—	0.72%
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65
2012	4,652	13.77	—	15.87	59,852	1.36	0.70	—	2.59	14.20	—	16.42
2011	5,403	12.06	—	13.63	60,388	1.14	0.70	—	2.59	3.33	—	5.33

Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15
2012	1,567	8.43	—	9.34	14,231	1.35	1.29	—	2.59	11.23	—	12.72
2011	1,896	7.58	—	8.28	15,325	3.83	1.29	—	2.59	(21.52)	—	(20.48)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45
2012	2,204	8.07	—	12.88	17,489	0.03	0.70	—	2.59	13.67	—	15.89
2011	2,470	6.96	—	11.33	17,081	0.09	0.70	—	2.59	(6.24)	—	(4.42)

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86
2012	834	19.74	—	22.44	18,040	0.29	1.29	—	2.59	15.39	—	16.94
2011	1,022	17.11	—	19.19	18,974	0.27	1.29	—	2.59	(10.98)	—	(9.80)

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73
2012	139	9.10	—	10.08	1,352	1.78	1.29	—	2.59	12.54	—	14.05
2011	167	8.09	—	8.83	1,442	1.17	1.29	—	2.59	(6.26)	—	(5.02)

American Century Variable Portfolios, Inc. - American Century VP Balanced
2015	—	21.30	—	21.30	—	2.74	1.45	—	1.45	(3.98)	—	(3.98)
2014	1	22.18	—	22.18	12	1.56	1.45	—	1.45	8.27	—	8.27
2013	1	20.48	—	20.48	12	1.63	1.45	—	1.45	15.74	—	15.74
2012	1	17.70	—	17.70	11	2.14	1.45	—	1.45	10.19	—	10.19
2011	1	16.06	—	16.06	10	1.95	1.45	—	1.45	3.82	—	3.82

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
American Century Variable Portfolios, Inc. - American Century VP International
2015	<1	$17.53	—	17.53	$6	0.38%	1.45	—	1.45%	(0.69)	—	(0.69)%
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65
2012	<1	15.71	—	15.71	5	0.83	1.45	—	1.45	19.41	—	19.41
2011	<1	13.16	—	13.16	4	1.44	1.45	—	1.45	(13.31)	—	(13.31)

Deutsche Variable Series I - Deutsche Bond VIP A
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)
2012	23	15.37	—	15.59	365	4.45	0.70	—	0.80	6.91	—	7.02
2011	20	14.38	—	14.57	296	8.30	0.70	—	0.80	4.84	—	4.95

Deutsche Variable Series I - Deutsche Capital Growth VIP A
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70
2012	69	13.36	—	13.55	928	0.88	0.70	—	0.80	15.12	—	15.24
2011	82	11.61	—	11.76	967	0.77	0.70	—	0.80	(5.23)	—	(5.14)

Deutsche Variable Series I - Deutsche Core Equity VIP A
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37
2012	32	11.87	—	12.04	382	1.23	0.70	—	0.80	14.89	—	15.00
2011	39	10.33	—	10.47	405	1.17	0.70	—	0.80	(0.94)	—	(0.84)

Deutsche Variable Series I - Deutsche CROCI® International VIP A
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39
2012	29	11.16	—	11.32	324	2.13	0.70	—	0.80	19.68	—	19.80
2011	31	9.33	—	9.45	289	1.84	0.70	—	0.80	(17.34)	—	(17.25)

Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99
2012	38	26.08	—	26.45	1,001	0.67	0.70	—	0.80	14.45	—	14.56
2011	46	22.79	—	23.09	1,054	1.62	0.70	—	0.80	(10.62)	—	(10.53)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2015	70	$15.04	—	15.20	$1,055	3.27%	0.70	—	0.80%	(2.23)	—	(2.13)%
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81
2012	97	12.91	—	13.01	1,263	1.55	0.70	—	0.80	12.07	—	12.19
2011	102	11.52	—	11.60	1,185	1.62	0.70	—	0.80	(2.21)	—	(2.11)

Deutsche Variable Series II - Deutsche Money Market VIP A II
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2012	17	10.37	—	10.44	173	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2011	25	10.46	—	10.51	259	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP A II
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78
2012	23	12.38	—	12.47	282	—	0.70	—	0.80	13.43	—	13.55
2011	30	10.91	—	10.99	324	0.52	0.70	—	0.80	(4.67)	—	(4.58)

Dreyfus Socially Responsible Growth Fund, Inc. - Dreyfus Socially Responsible Growth Fund
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81
2012	1	10.59	—	11.27	15	0.82	1.15	—	1.59	10.20	—	10.69
2011	1	9.61	—	10.18	14	1.02	1.15	—	1.59	(0.69)	—	(0.25)

Dreyfus Stock Index Fund - Dreyfus Stock Index Fund
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52
2012	35	11.08	—	13.43	451	2.07	1.15	—	1.85	13.59	—	14.41
2011	39	9.76	—	11.74	442	1.88	1.15	—	1.85	—	—	0.72

Dreyfus Variable Investment Fund - VIF Growth & Income
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22
2012	6	11.61	—	13.25	75	1.37	1.15	—	2.00	15.71	—	16.72
2011	8	10.04	—	11.35	88	1.26	1.15	—	2.00	(4.73)	—	(3.90)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Money Market
2015	37	$9.25	—	11.37	$379	—%	1.15	—	1.85%	(1.85)	—	(1.14)%
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	47	9.78	—	11.76	506	—	1.15	—	1.85	(1.85)	—	(1.15)
2011	53	9.97	—	11.90	577	0.01	1.15	—	1.85	(1.84)	—	(1.13)

Federated Insurance Series - Federated Prime Money Fund II
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	589	9.79	—	11.37	7,077	—	1.15	—	1.85	(1.86)	—	(1.15)
2011	727	9.97	—	11.50	8,816	—	1.15	—	1.85	(1.84)	—	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79
2012	263	14.25	—	21.67	4,535	1.29	1.15	—	1.65	0.03	—	15.08
2011	322	14.25	—	18.83	4,845	0.92	1.15	—	1.65	(3.64)	—	9.76

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68
2012	54	12.90	—	15.53	784	2.81	1.15	—	1.65	15.38	—	15.96
2011	73	11.18	—	13.39	920	2.38	1.15	—	1.65	(0.68)	—	(0.18)

Fidelity Variable Insurance Products Fund - VIP Growth
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78
2012	281	9.77	—	12.81	2,865	0.60	1.15	—	1.65	12.81	—	13.37
2011	321	8.66	—	11.30	2,909	0.35	1.15	—	1.65	(0.94)	—	27.74

Fidelity Variable Insurance Products Fund - VIP High Income
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74
2012	54	14.88	—	16.27	809	5.02	1.15	—	1.65	12.35	—	12.92
2011	77	13.24	—	14.41	1,015	6.20	1.15	—	1.65	2.33	—	2.84

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Index 500
2015	214	$14.14	—	15.78	$3,406	1.91%	1.15	—	1.65%	(0.32)	—	0.18%
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73
2012	350	10.73	—	11.00	3,821	2.01	1.15	—	1.65	14.01	—	14.59
2011	421	9.36	—	9.65	4,029	1.77	1.15	—	1.65	0.87	—	13.09

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)
2012	71	18.60	—	19.10	1,354	2.18	1.25	—	1.45	4.58	—	6.99
2011	83	17.38	—	18.27	1,515	2.74	1.25	—	1.65	5.58	—	6.00

Fidelity Variable Insurance Products Fund - VIP Overseas
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95
2012	84	9.67	—	9.91	946	1.90	1.15	—	1.65	18.76	—	19.36
2011	99	8.15	—	8.30	935	1.29	1.15	—	1.65	(18.52)	—	(18.11)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14
2012	5	12.06	—	12.43	56	1.17	1.35	—	1.60	13.27	—	13.56
2011	5	10.65	—	10.94	49	1.02	1.35	—	1.60	(7.95)	—	(7.72)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26
2012	4,188	11.44	—	13.17	52,723	1.06	1.29	—	2.59	13.13	—	14.64
2011	5,398	9.98	—	11.64	58,993	0.72	1.29	—	2.59	(4.04)	—	19.05

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10
2012	54	12.47	—	13.15	662	2.79	1.35	—	2.00	14.71	—	15.47
2011	65	10.80	—	11.46	691	2.08	1.35	—	2.00	(1.35)	—	(0.70)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2015	306	$12.17	—	13.76	$4,060	1.59%	1.29	—	2.54%	(3.06)	—	(1.81)%
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74
2012	659	11.20	—	12.19	7,849	1.60	1.29	—	2.54	8.74	—	10.14
2011	804	10.30	—	11.07	8,729	1.84	1.29	—	2.54	(2.95)	—	(1.71)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14
2012	499	11.02	—	11.79	5,753	1.70	1.29	—	2.29	10.48	—	11.61
2011	595	9.97	—	10.57	6,166	1.86	1.29	—	2.29	(3.50)	—	(2.51)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84
2012	219	10.92	—	11.37	2,448	1.98	1.29	—	1.89	13.00	—	13.69
2011	220	9.66	—	10.00	2,169	1.47	1.29	—	1.89	(4.66)	—	(4.08)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85
2012	207	11.31	—	12.02	2,445	1.06	1.29	—	2.19	4.53	—	4.88
2011	281	10.82	—	11.46	3,164	1.61	1.29	—	2.29	(0.93)	—	0.08

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2012	1,363	9.40	—	9.64	13,578	0.01	1.25	—	2.59	(2.59)	—	(1.24)
2011	1,590	9.65	—	9.76	16,085	0.01	1.25	—	2.59	(2.57)	—	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17
2012	12	9.13	—	9.69	117	0.35	1.35	—	1.85	12.28	—	12.85
2011	14	8.13	—	8.58	120	0.10	1.35	—	1.85	(1.88)	—	(1.38)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2015	294	$15.51	—	17.87	$5,018	1.78%	1.29	—	2.59%	(5.06)	—	(3.80)%
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53
2012	906	11.72	—	12.98	11,479	2.01	1.29	—	2.59	15.18	—	16.72
2011	1,028	10.18	—	11.12	11,194	1.76	1.29	—	2.59	(1.26)	—	0.05

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (fund launched on April 24, 2015)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Stock (Service Class 2) (fund ceased operations on April 24, 2015)
2015	—	17.25	—	19.61	—	0.32	1.29	—	2.44	3.42	—	6.22
2014	87	16.68	—	18.46	1,550	0.52	1.29	—	2.44	9.59	—	10.88
2013	95	15.22	—	16.65	1,546	0.31	1.29	—	2.44	29.99	—	32.88
2012	92	11.71	—	12.53	1,128	0.58	1.29	—	2.29	15.46	—	16.65
2011	125	10.14	—	10.74	1,315	—	1.29	—	2.29	(1.85)	—	(0.84)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33
2012	365	14.39	—	15.75	5,701	5.34	1.29	—	2.44	11.18	—	12.50
2011	466	12.95	—	14.00	6,476	6.41	1.29	—	2.44	1.19	—	2.38

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21
2012	598	10.46	—	11.31	6,649	1.86	1.29	—	2.44	12.80	—	14.14
2011	684	9.27	—	9.91	6,687	1.70	1.29	—	2.44	(0.69)	—	0.47

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)
2012	<1	15.18	—	15.18	2	2.19	1.50	—	1.50	4.02	—	4.02
2011	<1	14.59	—	14.59	1	3.10	1.50	—	1.50	5.43	—	5.43

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13
2012	1,098	11.70	—	14.38	14,508	0.37	1.29	—	2.59	11.59	—	13.08
2011	1,353	10.35	—	12.89	15,901	0.02	1.29	—	2.59	(12.00)	—	16.59

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2015	2	$12.76	—	13.75	$28	1.07%	1.35	—	1.85%	1.39	—	1.90%
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41
2012	3	10.95	—	11.61	33	1.65	1.35	—	1.85	18.15	—	18.75
2011	3	9.26	—	9.78	32	1.02	1.35	—	1.85	(18.87)	—	(18.45)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33
2012	211	11.53	—	12.76	2,621	—	1.29	—	2.59	6.43	—	7.85
2011	277	10.83	—	11.83	3,204	—	1.29	—	2.59	(7.26)	—	(6.03)

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93
2012	1,922	14.70	—	16.99	31,623	2.92	1.29	—	2.69	9.21	—	10.78
2011	2,360	13.46	—	15.33	35,184	3.65	1.29	—	2.69	(0.34)	—	1.09

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46
2012	692	14.95	—	16.80	11,252	7.10	1.28	—	2.59	12.56	—	14.09
2011	747	13.29	—	14.73	10,675	6.20	1.28	—	2.59	1.86	—	3.23

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49
2012	9,738	13.98	—	15.71	149,063	6.56	1.28	—	2.59	9.73	—	11.22
2011	11,831	12.74	—	14.13	163,349	5.78	1.28	—	2.59	(0.26)	—	1.08

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98
2012	3,073	10.67	—	11.86	35,616	0.84	1.29	—	2.54	9.51	—	10.92
2011	3,694	9.75	—	10.69	38,730	0.66	1.29	—	2.54	(4.00)	—	(2.77)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP
2015	805	$13.72	—	15.52	$12,657	2.76%	1.29	—	2.54%	(6.10)	—	(4.89)%
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97
2012	1,257	11.40	—	12.41	16,188	2.51	1.29	—	2.54	10.47	—	11.89
2011	1,644	10.32	—	11.09	19,043	2.18	1.29	—	2.54	(5.42)	—	(4.21)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79
2012	5,070	14.94	—	22.07	77,900	2.02	1.15	—	2.69	11.16	—	12.93
2011	6,198	13.44	—	19.54	84,958	2.24	1.15	—	2.69	(3.70)	—	(2.17)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51
2012	1,414	14.99	—	21.91	32,367	0.79	1.28	—	2.69	15.20	—	16.88
2011	1,731	12.82	—	19.02	34,175	0.69	1.28	—	2.69	(6.34)	—	(4.98)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58
2012	78	19.59	—	23.80	1,559	—	1.15	—	2.34	8.25	—	9.58
2011	89	18.09	—	21.72	1,618	—	1.15	—	2.34	(7.16)	—	(5.92)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)
2012	2,156	11.68	—	13.22	27,760	2.75	1.29	—	2.69	(0.86)	—	0.57
2011	2,352	11.78	—	13.15	30,171	3.05	1.29	—	2.69	2.85	—	4.32

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)
2012	528	31.98	—	36.19	18,473	1.38	1.29	—	2.49	10.34	—	11.70
2011	673	28.98	—	32.40	21,178	0.95	1.29	—	2.49	(17.95)	—	(16.94)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP
2015	2,875	$14.49	—	17.00	$48,853	3.33%	1.15	—	2.69%	(9.01)	—	(7.56)%
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56
2012	5,152	14.68	—	18.05	89,891	2.99	1.15	—	2.69	15.05	—	16.88
2011	6,285	12.56	—	15.69	94,495	1.75	1.15	—	2.69	(13.04)	—	(11.65)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47
2012	70	23.95	—	34.47	1,971	6.11	1.15	—	2.24	12.48	—	13.75
2011	92	21.29	—	30.30	2,250	5.54	1.15	—	2.24	(3.11)	—	(2.00)

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33
2012	56	12.23	—	18.13	949	2.20	1.15	—	1.85	18.82	—	19.68
2011	69	10.29	—	15.15	994	1.34	1.15	—	1.85	(8.69)	—	(8.04)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51
2012	367	10.33	—	11.43	4,086	1.37	1.29	—	2.59	16.04	—	17.59
2011	442	8.90	—	9.72	4,186	1.20	1.29	—	2.59	(9.45)	—	(8.25)

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78
2012	271	13.10	—	14.50	3,850	1.09	1.29	—	2.59	15.39	—	16.94
2011	352	11.35	—	12.40	4,298	0.74	1.29	—	2.59	(8.80)	—	(7.58)

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07
2012	707	10.94	—	20.25	8,438	1.12	1.15	—	2.59	9.90	—	11.54
2011	863	9.96	—	18.16	9,268	0.78	1.15	—	2.59	(1.93)	—	(0.47)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2015	1	$12.74	—	19.94	$24	0.36%	1.15	—	1.65%	1.70	—	2.21%
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91
2012	1	8.60	—	13.26	16	0.68	1.15	—	1.65	17.92	—	18.51
2011	2	7.29	—	11.19	16	0.46	1.15	—	1.65	(4.21)	—	(3.73)

Goldman Sachs Variable Insurance Trust - VIT Strategic International Equity
2015	—	9.52	—	13.81	—	—	1.15	—	1.65	(0.60)	—	(0.10)
2014	—	9.58	—	13.82	—	4.55	1.15	—	1.65	(9.06)	—	(8.60)
2013	—	10.53	—	10.53	—	—	1.65	—	1.65	22.17	—	22.17
2012	<1	8.62	—	8.62	3	2.21	1.65	—	1.65	19.25	—	19.25
2011	<1	7.23	—	7.23	2	3.52	1.65	—	1.65	(16.44)	—	(16.44)

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75
2012	541	10.61	—	11.75	6,183	1.73	1.29	—	2.59	11.49	—	12.98
2011	645	9.52	—	10.40	6,544	1.65	1.29	—	2.59	1.36	—	2.71

Invesco Investment Services - Invesco V.I. American Franchise
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16
2012	7,873	7.28	—	11.45	78,332	—	0.70	—	2.30	11.14	—	12.94
2011	2,954	6.44	—	10.30	26,873	—	0.70	—	2.30	(8.31)	—	(6.83)

Invesco Investment Services - Invesco V.I. American Value
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33
2012	2,761	15.60	—	20.79	45,487	0.70	0.70	—	2.69	14.14	—	16.49
2011	3,356	13.67	—	17.85	47,938	0.66	0.70	—	2.69	(1.79)	—	0.22

Invesco Investment Services - Invesco V.I. Comstock
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03
2012	2,038	13.25	—	15.58	29,458	1.69	0.70	—	2.30	16.52	—	18.40
2011	2,480	11.37	—	13.16	30,516	1.65	0.70	—	2.30	(4.07)	—	(2.52)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Core Equity
2015	3,613	$14.04	—	16.23	$68,288	1.11%	0.70	—	2.20%	(7.82)	—	(6.43)%
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35
2012	5,459	11.39	—	12.59	81,396	0.97	0.70	—	2.20	11.40	—	13.09
2011	6,319	10.22	—	11.13	83,568	0.94	0.70	—	2.20	(2.23)	—	(0.76)

Invesco Investment Services - Invesco V.I. Core Plus Bond
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)
2012	731	12.88	—	13.57	10,091	4.66	1.10	—	1.85	8.66	—	9.50
2011	775	11.85	—	12.39	9,818	5.44	1.10	—	1.85	5.05	—	5.85

Invesco Investment Services - Invesco V.I. Diversified Dividend
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12
2012	4,565	11.25	—	14.03	141,411	2.02	0.70	—	2.05	16.31	—	17.90
2011	5,321	9.67	—	11.90	140,368	1.74	0.70	—	2.05	(1.83)	—	(0.49)

Invesco Investment Services - Invesco V.I. Equity and Income (fund launched on April 29, 2011)
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31
2012	1,888	14.77	—	17.64	25,806	1.87	0.70	—	2.05	10.29	—	11.79
2011	2,160	13.39	—	15.78	26,442	0.60	0.70	—	2.05	(9.19)	—	(8.36)

Invesco Investment Services - Invesco V.I. Global Core Equity
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65
2012	2,028	10.88	—	13.20	36,934	2.45	0.70	—	2.05	11.44	—	12.95
2011	2,401	9.76	—	11.69	39,167	—	0.70	—	2.05	(18.36)	—	(11.58)

Invesco Investment Services - Invesco V.I. Government Securities
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)
2012	745	15.42	—	17.18	12,302	3.05	1.10	—	1.70	0.74	—	1.35
2011	829	15.30	—	16.95	13,545	3.33	1.10	—	1.70	6.10	—	6.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. High Yield
2015	728	$9.45	—	11.12	$12,197	5.34%	0.70	—	1.98%	(5.06)	—	(3.84)%
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84
2012	429	15.63	—	18.06	6,535	4.87	1.10	—	1.85	15.00	—	15.89
2011	460	13.49	—	15.70	6,091	7.12	1.10	—	1.85	(0.90)	—	(0.14)

Invesco Investment Services - Invesco V.I. International Growth
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71
2012	1,246	12.06	—	16.61	22,031	1.43	1.10	—	1.70	13.58	—	14.27
2011	1,441	10.62	—	14.54	22,402	1.66	1.10	—	1.70	(8.31)	—	(7.76)

Invesco Investment Services - Invesco V.I. Managed Volatility
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55
2012	311	18.79	—	19.79	6,002	3.19	1.10	—	1.70	1.86	—	2.47
2011	341	18.45	—	19.32	6,433	3.18	1.10	—	1.70	14.49	—	15.18

Invesco Investment Services - Invesco V.I. Mid Cap Core Equity
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41
2012	659	13.08	—	18.77	10,748	0.06	1.10	—	2.20	8.53	—	9.74
2011	781	12.05	—	17.11	11,587	0.29	1.10	—	2.20	(8.41)	—	(7.40)

Invesco Investment Services - Invesco V.I. Mid Cap Growth (fund launched on April 27, 2012)
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52
2012	429	12.20	—	17.86	6,892	—	1.10	—	1.70	(2.85)	—	(2.45)

Invesco Investment Services - Invesco V.I. Money Market
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)
2012	904	10.16	—	11.80	10,400	0.03	1.10	—	1.70	(1.66)	—	(1.07)
2011	1,111	10.33	—	11.93	12,939	0.05	1.10	—	1.70	(1.63)	—	(1.04)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. S&P 500 Index
2015	1,803	$14.59	—	16.98	$32,471	1.75%	0.70	—	2.05%	(1.02)	—	0.32%
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99
2012	2,391	10.27	—	11.48	29,851	2.07	0.70	—	2.05	13.31	—	14.85
2011	2,722	9.07	—	10.00	29,967	1.94	0.70	—	2.05	(0.21)	—	1.14

Invesco Investment Services - Invesco V.I. Technology
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78
2012	177	13.15	—	13.86	2,387	—	1.10	—	1.70	9.40	—	10.06
2011	193	12.02	—	12.59	2,371	0.19	1.10	—	1.70	(6.65)	—	(6.09)

Invesco Investment Services - Invesco V.I. Value Opportunities
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29
2012	559	11.40	—	12.20	6,590	1.50	1.10	—	1.70	15.72	—	16.41
2011	681	9.85	—	10.48	6,910	0.85	1.10	—	1.70	(4.68)	—	(4.11)

Invesco Investment Services (Series II) - Invesco V.I. American Franchise II
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99
2012	2,303	13.65	—	15.47	27,027	—	1.29	—	2.59	10.45	—	11.93
2011	2,638	12.36	—	13.82	27,718	—	1.29	—	2.59	(7.92)	—	(7.60)

Invesco Investment Services (Series II) - Invesco V.I. American Value II
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21
2012	1,633	17.49	—	20.60	33,463	0.62	1.29	—	2.59	14.04	—	15.56
2011	2,055	15.13	—	18.06	36,578	0.59	1.29	—	2.59	(0.47)	—	29.76

Invesco Investment Services (Series II) - Invesco V.I. Comstock II
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90
2012	7,653	13.42	—	15.08	112,848	1.47	1.29	—	2.59	15.84	—	17.39
2011	9,615	11.43	—	13.02	121,444	1.39	1.29	—	2.59	(3.37)	—	20.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2015	100	$13.35	—	14.96	$1,491	0.89%	1.29	—	2.44%	(8.30)	—	(7.22)%
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27
2012	159	10.89	—	11.90	1,912	0.81	1.29	—	2.59	10.66	—	12.14
2011	212	9.84	—	10.61	2,293	0.80	1.29	—	2.59	(2.87)	—	(1.58)

Invesco Investment Services (Series II) - Invesco V.I. Core Plus Bond II
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)
2012	22	12.04	—	13.14	275	4.69	1.30	—	2.10	8.08	—	8.95
2011	19	11.14	—	12.06	224	4.63	1.30	—	2.10	4.51	—	5.35

Invesco Investment Services (Series II) - Invesco V.I. Diversified Dividend II
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08
2012	3,062	12.93	—	14.70	37,838	1.76	1.29	—	2.59	15.30	—	16.84
2011	3,737	11.22	—	12.58	39,592	1.45	1.29	—	2.59	(2.65)	—	(1.35)

Invesco Investment Services (Series II) - Invesco V.I. Equity and Income II
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28
2012	2,674	14.57	—	14.92	40,003	1.71	1.29	—	2.59	9.47	—	10.93
2011	3,478	13.13	—	13.63	47,127	1.66	1.29	—	2.59	(2.57)	—	10.46

Invesco Investment Services (Series II) - Invesco V.I. Global Core Equity II
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68
2012	1,724	12.36	—	14.05	20,367	2.31	1.29	—	2.59	10.47	—	11.95
2011	1,996	11.19	—	12.55	21,127	—	1.29	—	2.59	(19.53)	—	(18.81)

Invesco Investment Services (Series II) - Invesco V.I. Government Securities II
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)
2012	34	12.84	—	14.02	460	2.68	1.30	—	2.10	0.09	—	0.90
2011	42	12.83	—	13.90	564	3.64	1.30	—	2.10	5.40	—	6.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2015	1,773	$21.29	—	25.68	$41,752	2.55%	1.29	—	2.69%	(5.91)	—	(4.56)%
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04
2012	3,506	16.25	—	17.36	61,202	1.27	1.29	—	2.69	11.26	—	12.87
2011	4,372	14.60	—	15.38	67,890	0.98	1.29	—	2.69	(10.80)	—	(4.89)

Invesco Investment Services (Series II) - Invesco V.I. High Yield II
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38
2012	20	18.51	—	19.99	389	4.82	1.30	—	2.00	14.64	—	15.45
2011	23	16.14	—	17.31	396	6.88	1.30	—	2.00	(1.38)	—	(0.69)

Invesco Investment Services (Series II) - Invesco V.I. International Growth II
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19
2012	442	8.62	—	9.42	4,373	1.27	1.29	—	2.59	12.26	—	13.76
2011	507	7.68	—	8.28	4,429	—	1.29	—	2.59	(16.51)	—	(15.76)

Invesco Investment Services (Series II) - Invesco V.I. Managed Volatility II
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09
2012	11	18.15	—	19.04	197	2.34	1.30	—	1.85	1.45	—	2.01
2011	19	17.89	—	18.66	359	3.44	1.30	—	1.85	14.03	—	14.66

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81
2012	165	12.50	—	13.84	2,270	—	1.29	—	2.44	7.91	—	9.19
2011	232	11.58	—	12.67	2,950	0.09	1.29	—	2.44	(8.78)	—	(7.71)

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47
2012	615	15.37	—	16.98	9,438	—	0.83	—	2.59	8.73	—	9.60
2011	742	14.02	—	15.62	10,412	—	0.70	—	2.59	(9.99)	—	13.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Money Market II
2015	63	$8.23	—	9.60	$587	0.01%	1.30	—	2.40%	(2.36)	—	(1.28)%
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)
2012	77	8.83	—	9.98	745	0.03	1.30	—	2.40	(2.35)	—	(1.27)
2011	97	9.05	—	10.11	961	0.05	1.30	—	2.40	(2.32)	—	(1.24)

Invesco Investment Services (Series II) - Invesco V.I. S&P 500 Index II
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86
2012	5,012	14.04	—	15.96	59,512	1.79	1.29	—	2.59	12.52	—	14.02
2011	5,842	12.48	—	14.00	61,658	1.66	1.29	—	2.59	(1.09)	—	0.23

Invesco Investment Services (Series II) - Invesco V.I. Technology II
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17
2012	2	12.68	—	13.31	31	—	1.30	—	1.85	9.00	—	9.60
2011	2	11.64	—	12.14	25	0.06	1.30	—	1.85	(7.05)	—	(6.54)

Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55
2012	475	11.86	—	13.28	5,849	1.18	1.29	—	2.44	14.78	—	16.13
2011	591	10.33	—	11.44	6,311	0.64	1.29	—	2.44	(5.75)	—	(4.64)

Janus Aspen Series - Forty Portfolio
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26
2012	<1	17.23	—	17.23	8	0.76	1.50	—	1.50	22.29	—	22.29
2011	<1	14.09	—	14.09	7	0.39	1.50	—	1.50	(8.09)	—	(8.09)

Lazard Retirement Series, Inc. - Emerging Markets Equity
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)
2012	<1	52.55	—	52.55	1	1.68	1.50	—	1.50	20.22	—	20.22
2011	<1	43.71	—	43.71	1	2.11	1.50	—	1.50	(19.23)	—	(19.23)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2015	<1	$18.68	—	18.68	$1	1.07%	1.50	—	1.50%	(4.32)	—	(4.32)%
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38
2012	<1	13.61	—	13.61	1	2.33	1.50	—	1.50	14.75	—	14.75
2011	<1	11.86	—	11.86	1	2.25	1.50	—	1.50	3.38	—	3.38

Lord Abbett Series Fund - Bond-Debenture
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78
2012	1,772	14.40	—	16.06	27,857	5.30	1.29	—	2.59	9.61	—	11.08
2011	2,149	13.14	—	14.46	30,483	5.35	1.29	—	2.59	1.69	—	3.04

Lord Abbett Series Fund - Fundamental Equity
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14
2012	479	13.04	—	14.55	6,793	0.49	1.29	—	2.59	7.71	—	9.15
2011	630	12.11	—	13.33	8,230	0.18	1.29	—	2.59	(6.96)	—	(5.72)

Lord Abbett Series Fund - Growth and Income
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28
2012	1,467	10.31	—	11.50	16,481	0.93	1.29	—	2.59	9.18	—	10.64
2011	1,813	9.44	—	10.40	18,481	0.67	1.29	—	2.59	(8.51)	—	(7.29)

Lord Abbett Series Fund - Growth Opportunities
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31
2012	645	14.17	—	15.61	9,823	—	1.29	—	2.44	11.31	—	12.63
2011	787	12.73	—	13.86	10,684	—	1.29	—	2.44	(12.24)	—	(11.21)

Lord Abbett Series Fund - Mid-Cap Stock
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64
2012	1,516	11.64	—	12.98	19,205	0.62	1.29	—	2.59	11.57	—	13.06
2011	1,956	10.43	—	11.48	21,997	0.20	1.29	—	2.59	(6.49)	—	(5.25)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Growth
2015	41	$10.88	—	24.10	$749	0.16%	1.15	—	1.65%	5.80	—	6.33%
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29
2012	53	7.13	—	15.55	622	—	1.15	—	1.65	15.46	—	16.04
2011	71	6.18	—	13.40	685	0.19	1.15	—	1.65	(1.95)	—	(1.46)

MFS Variable Insurance Trust - MFS High Yield (fund launched on August 16, 2013)
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54
2012	83	10.51	—	13.04	960	0.91	1.15	—	1.65	17.23	—	17.82
2011	98	8.96	—	11.07	970	0.76	1.15	—	1.65	(3.78)	—	(3.30)

MFS Variable Insurance Trust - MFS New Discovery
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90
2012	76	13.00	—	27.33	1,576	—	1.15	—	1.65	19.24	—	19.84
2011	91	10.90	—	22.81	1,576	—	1.15	—	1.65	(25.67)	—	(11.29)

MFS Variable Insurance Trust - MFS Research
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77
2012	51	9.22	—	12.35	548	0.80	1.15	—	1.65	15.35	—	15.93
2011	61	8.00	—	10.65	568	0.86	1.15	—	1.65	(2.08)	—	(1.59)

MFS Variable Insurance Trust - MFS Total Return Bond
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)
2012	48	18.48	—	19.50	929	2.80	1.25	—	1.65	5.59	—	6.01
2011	56	17.50	—	18.39	1,028	2.46	1.25	—	1.65	5.00	—	5.42

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Utilities
2015	8	$25.91	—	26.92	$210	4.28%	1.35	—	1.59%	(15.87)	—	(15.67)%
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62
2012	10	23.40	—	24.60	240	6.57	1.15	—	1.59	12.38	—	14.12
2011	12	20.82	—	21.56	255	3.23	1.35	—	1.65	5.04	—	5.36

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65
2012	10	10.44	—	11.07	106	—	1.35	—	1.85	14.90	—	15.49
2011	15	9.08	—	9.59	139	0.02	1.35	—	1.85	(2.39)	—	(1.90)

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96
2012	10	11.04	—	11.72	120	0.68	1.35	—	1.85	16.63	—	17.22
2011	15	9.47	—	9.99	148	0.73	1.35	—	1.85	(4.22)	—	(3.73)

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31
2012	10	13.26	—	14.07	133	—	1.35	—	1.85	18.66	—	19.26
2011	19	11.18	—	11.80	228	—	1.35	—	1.85	(12.15)	—	(11.70)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22
2012	5	11.08	—	11.76	63	0.64	1.35	—	1.85	14.74	—	15.32
2011	10	9.66	—	10.19	104	0.62	1.35	—	1.85	(2.52)	—	(2.03)

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59
2012	60	19.42	—	24.32	1,355	6.21	1.35	—	2.00	10.94	—	11.68
2011	64	17.39	—	21.92	1,313	3.01	1.35	—	2.00	4.38	—	5.07

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series - European Equity
2015	819	$10.86	—	12.71	$26,029	5.39%	0.70	—	2.05%	(7.10)	—	(5.83)%
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61
2012	1,270	10.52	—	11.81	36,933	2.78	0.70	—	2.05	16.10	—	17.68
2011	1,534	9.06	—	10.04	37,738	2.41	0.70	—	2.05	(11.47)	—	(10.27)

Morgan Stanley Variable Investment Series - Income Plus
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32
2012	2,475	17.48	—	22.70	79,591	5.71	0.70	—	2.05	11.77	—	13.30
2011	2,910	15.64	—	20.04	83,302	5.89	0.70	—	2.05	2.88	—	4.28

Morgan Stanley Variable Investment Series - Limited Duration
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)
2012	901	9.95	—	11.90	9,739	2.97	0.70	—	1.85	1.44	—	2.62
2011	1,106	9.81	—	11.60	11,737	3.35	0.70	—	1.85	0.88	—	2.04

Morgan Stanley Variable Investment Series - Money Market
2015	1,657	9.11	—	11.68	22,255	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2014	1,943	9.30	—	11.76	26,369	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2013	2,266	9.49	—	11.84	31,387	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2012	2,779	9.68	—	11.92	39,127	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2011	3,311	9.88	—	12.01	47,376	0.01	0.70	—	2.05	(2.01)	—	(0.69)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71
2012	3,471	11.01	—	11.61	155,909	—	0.70	—	2.05	10.09	—	11.59
2011	4,049	10.00	—	10.41	163,632	0.17	0.70	—	2.05	(8.63)	—	(7.39)

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56
2012	1,041	15.27	—	17.10	11,349	2.49	1.29	—	2.44	15.27	—	16.63
2011	1,204	13.25	—	14.66	11,290	2.24	1.29	—	2.44	(12.05)	—	(11.01)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2015	3,326	$13.76	—	16.27	$55,839	3.72%	1.29	—	2.59%	(4.76)	—	(3.49)%
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)
2012	5,729	14.06	—	15.98	95,435	5.60	1.29	—	2.59	10.87	—	12.35
2011	6,775	12.68	—	14.22	100,407	5.65	1.29	—	2.59	2.01	—	3.37

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)
2012	3,926	8.32	—	9.45	37,443	2.79	1.29	—	2.59	0.37	—	1.72
2011	4,529	8.29	—	9.29	42,641	2.99	1.29	—	2.59	(0.20)	—	1.13

Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)
2015	2,802	8.28	—	9.80	26,307	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2014	3,152	8.50	—	9.93	30,167	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2013	3,849	8.73	—	10.05	37,519	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2012	4,716	8.96	—	10.18	46,745	0.01	1.29	—	2.59	(2.59)	—	(1.28)
2011	5,322	9.20	—	10.32	53,761	0.01	1.29	—	2.59	(2.57)	—	(1.28)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43
2012	3,313	17.87	—	20.32	43,808	—	1.29	—	2.59	9.18	—	10.64
2011	3,954	16.37	—	18.36	47,586	—	1.29	—	2.59	(9.37)	—	(8.16)

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07
2012	1	13.59	—	13.59	19	0.43	1.59	—	1.59	14.76	—	14.76
2011	1	11.85	—	11.85	17	—	1.59	—	1.59	(12.75)	—	(12.75)

Neuberger Berman Advisors Management Trust - AMT Mid-Cap Growth
2015	—	14.10	—	28.28	—	—	1.15	—	1.65	(0.38)	—	0.12
2014	—	14.15	—	28.24	—	—	1.15	—	1.65	5.82	—	6.35
2013	2	13.37	—	13.37	23	—	1.65	—	1.65	30.44	—	30.44
2012	2	10.25	—	10.25	18	—	1.65	—	1.65	(42.11)	—	10.57
2011	3	9.27	—	17.71	44	—	1.37	—	1.65	(2.92)	—	(0.89)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2015	186	$13.33	—	17.57	$3,040	0.09%	1.15	—	1.85%	1.63	—	2.36%
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26
2012	292	9.09	—	11.73	3,211	0.68	1.15	—	1.85	12.00	—	12.81
2011	332	8.12	—	10.40	3,229	0.40	1.15	—	1.85	(2.97)	—	(2.28)

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88
2012	142	11.90	—	12.15	1,689	1.39	1.15	—	1.80	10.31	—	11.05
2011	171	10.79	—	10.94	1,846	2.42	1.15	—	1.80	(1.09)	—	(0.43)

Oppenheimer Variable Account Funds - Oppenheimer Core Bond
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)
2012	91	11.67	—	11.99	1,079	4.87	1.25	—	1.45	8.92	—	11.43
2011	101	10.48	—	11.01	1,102	6.58	1.25	—	1.65	6.50	—	6.93

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43
2012	73	9.70	—	9.77	548	—	1.15	—	1.85	14.39	—	15.01
2011	89	8.48	—	8.49	603	—	1.15	—	1.85	(0.77)	—	(0.06)

Oppenheimer Variable Account Funds - Oppenheimer Global
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85
2012	142	15.47	—	21.36	2,908	2.16	1.15	—	1.85	19.02	—	19.88
2011	160	13.00	—	17.82	2,734	1.43	1.15	—	1.85	(9.98)	—	(9.34)

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17
2012	167	18.23	—	21.10	2,493	5.58	1.15	—	2.00	11.26	—	12.23
2011	141	16.39	—	18.80	2,522	3.54	1.15	—	2.00	(1.16)	—	(0.30)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Main Street
2015	89	$16.29	—	17.01	$1,449	0.96%	1.15	—	1.85%	1.42	—	2.15%
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27
2012	133	11.43	—	11.68	1,493	0.95	1.15	—	1.85	14.70	—	15.53
2011	193	9.96	—	10.11	1,878	0.86	1.15	—	1.85	(1.86)	—	(1.16)

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27
2012	47	22.84	—	24.10	1,123	0.58	1.25	—	1.65	16.05	—	16.52
2011	60	19.68	—	20.68	1,224	0.65	1.25	—	1.65	(3.81)	—	(3.42)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76
2012	2,085	12.56	—	14.42	29,198	0.41	1.29	—	2.69	10.74	—	12.34
2011	2,606	11.34	—	12.84	32,616	0.12	1.29	—	2.69	(4.02)	—	(2.64)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38
2012	990	11.64	—	13.31	12,769	1.22	1.29	—	2.59	9.19	—	10.66
2011	1,191	10.66	—	12.03	13,935	2.19	1.29	—	2.59	(2.21)	—	(0.91)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Core Bond (SS)
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)
2012	3,398	8.10	—	8.96	29,826	4.92	1.29	—	2.49	7.42	—	8.75
2011	3,796	7.54	—	8.24	30,707	5.91	1.29	—	2.49	5.25	—	6.54

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88
2012	524	14.28	—	16.17	8,181	—	1.29	—	2.49	13.27	—	14.66
2011	626	12.61	—	14.10	8,556	—	1.29	—	2.49	(1.67)	—	(0.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2015	307	$25.03	—	29.59	$8,730	1.08%	1.29	—	2.54%	1.04	—	2.33%
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35
2012	666	20.13	—	22.90	14,798	1.91	1.29	—	2.54	17.87	—	19.39
2011	876	17.07	—	19.18	16,358	1.16	1.29	—	2.54	(10.85)	—	(9.70)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)
2012	4,257	16.24	—	18.77	77,554	5.37	1.29	—	2.69	10.10	—	11.69
2011	4,507	14.75	—	16.81	73,806	3.03	1.29	—	2.69	(2.05)	—	(0.65)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74
2012	3,054	14.28	—	16.50	48,810	0.67	1.29	—	2.69	13.47	—	15.10
2011	3,708	12.58	—	14.34	51,675	0.61	1.29	—	2.69	(2.99)	—	(1.60)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81
2012	913	20.35	—	23.28	20,594	0.33	1.29	—	2.59	14.62	—	16.15
2011	1,139	17.76	—	20.04	22,199	0.42	1.29	—	2.59	(4.91)	—	(3.64)

PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)
2012	< 1	16.07	—	16.07	2	2.26	1.50	—	1.50	9.18	—	9.18
2011	< 1	14.72	—	14.72	1	2.09	1.50	—	1.50	5.17	—	5.17

PIMCO Variable Insurance Trust - Money Market
2015	2	9.67	—	9.67	18	0.01	1.50	—	1.50	(1.48)	—	(1.48)
2014	2	9.81	—	9.81	19	—	1.50	—	1.50	(1.49)	—	(1.49)
2013	2	9.96	—	9.96	20	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2012	2	10.11	—	10.11	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2011	2	10.25	—	10.25	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2015	< 1	$16.92	—	16.92	$2	5.15%	1.50	—	1.50%	(1.06)	—	(1.06)%
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)
2012	< 1	17.24	—	17.24	1	2.57	1.50	—	1.50	7.94	—	7.94
2011	< 1	15.97	—	15.97	1	2.72	1.50	—	1.50	2.06	—	2.06

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)
2012	421	9.63	—	10.41	4,286	2.41	1.29	—	2.44	2.55	—	3.76
2011	477	9.39	—	10.03	4,691	14.63	1.29	—	2.44	(9.79)	—	(8.73)

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)
2012	127	15.14	—	16.38	2,020	4.99	1.29	—	2.44	14.87	—	16.23
2011	144	13.18	—	14.09	1,989	4.43	1.29	—	2.44	3.63	—	4.85

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)
2012	546	13.66	—	14.92	7,959	1.01	1.29	—	2.59	5.82	—	7.24
2011	581	12.91	—	13.91	7,910	2.00	1.29	—	2.59	8.68	—	10.13

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)
2012	1,583	13.88	—	15.16	23,459	2.51	1.29	—	2.59	6.65	—	8.08
2011	1,912	13.01	—	14.03	26,297	2.45	1.29	—	2.59	0.83	—	2.18

Profunds VP - ProFund VP Financials
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12
2012	<1	6.82	—	6.82	4	0.11	1.50	—	1.50	22.88	—	22.88
2011	<1	5.55	—	5.55	3	—	1.50	—	1.50	(15.11)	—	(15.11)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Profunds VP - ProFund VP Health Care
2015	<1	$21.70	—	21.70	$2	—%	1.50	—	1.50%	3.47	—	3.47%
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50	21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50	37.69	—	37.69
2012	<1	12.50	—	12.50	3	0.37	1.50	—	1.50	15.66	—	15.66
2011	<1	10.80	—	10.80	3	0.40	1.50	—	1.50	8.49	—	8.49

Profunds VP - ProFund VP Large-Cap Value
2015	—	11.91	—	11.91	—	—	2.10	—	2.10	(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2011	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Profunds VP - ProFund VP Mid-Cap Value
2015	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2014	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	<1	10.76	—	10.76	5	0.15	1.50	—	1.50	14.84	—	14.84
2011	<1	9.37	—	9.37	4	0.17	1.50	—	1.50	(5.34)	—	(5.34)

Profunds VP - ProFund VP Telecommunications
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50	0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50	(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50	10.41	—	10.41
2012	<1	10.10	—	10.10	3	3.90	1.50	—	1.50	14.79	—	14.79
2011	<1	8.80	—	8.80	3	4.20	1.50	—	1.50	0.36	—	0.36

Profunds VP - ProFund VP Utilities
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50	(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50	24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50	11.64	—	11.64
2012	2	9.40	—	9.40	18	1.36	1.50	—	1.50	(1.34)	—	(1.34)
2011	5	9.52	—	9.52	50	2.47	1.50	—	1.50	15.77	—	15.77

Putnam Variable Trust - VT American Government Income
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15	(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15	2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15	(2.62)	—	(1.27)
2012	1,586	15.77	—	19.29	26,870	2.59	0.80	—	2.15	(0.34)	—	1.04
2011	1,896	15.82	—	19.09	32,176	3.81	0.80	—	2.15	4.51	—	5.94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Capital Opportunities
2015	129	$23.99	—	27.81	$3,317	0.33%	0.80	—	1.95%	(9.41)	—	(8.35)%
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00	4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00	31.42	—	33.03
2012	219	19.10	—	21.48	4,443	0.40	0.80	—	2.00	13.45	—	13.57
2011	264	16.82	—	18.94	4,748	0.14	0.80	—	2.15	(8.12)	—	(6.86)

Putnam Variable Trust - VT Diversified Income
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15	(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15	(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15	5.50	—	6.95
2012	1,758	16.39	—	19.65	31,046	5.75	0.80	—	2.15	9.12	—	10.63
2011	2,041	15.02	—	17.76	32,796	10.06	0.80	—	2.15	(5.24)	—	(3.94)

Putnam Variable Trust - VT Equity Income
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36
2012	4,565	9.74	—	19.55	76,738	2.38	0.80	—	2.59	16.21	—	18.35
2011	5,590	8.38	—	16.52	80,063	1.87	0.80	—	2.59	(35.70)	—	1.11

Putnam Variable Trust - VT George Putnam Balanced
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15
2012	5,104	11.36	—	12.57	60,167	2.00	0.80	—	2.69	9.50	—	11.63
2011	5,948	10.37	—	11.26	63,363	2.17	0.80	—	2.69	0.01	—	1.95

Putnam Variable Trust - VT Global Asset Allocation
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54
2012	1,667	14.20	—	15.52	24,354	0.77	0.80	—	2.59	11.23	—	13.28
2011	2,013	12.53	—	13.95	26,313	4.63	0.80	—	2.59	(2.99)	—	(1.21)

Putnam Variable Trust - VT Global Equity
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92
2012	1,893	6.00	—	8.95	16,629	1.69	0.80	—	2.15	17.59	—	19.22
2011	2,226	5.10	—	7.51	16,534	2.10	0.80	—	2.15	(6.99)	—	(5.71)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Global Health Care
2015	1,085	$25.90	—	30.71	$29,429	—%	0.80	—	2.49%	5.10	—	6.92%
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53
2012	1,678	14.33	—	16.14	24,419	1.35	0.80	—	2.49	19.22	—	21.29
2011	1,982	12.02	—	13.31	23,902	0.87	0.80	—	2.49	(3.63)	—	(1.97)

Putnam Variable Trust - VT Global Utilities
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91
2012	1,040	11.37	—	16.54	12,146	3.81	0.80	—	2.69	2.21	—	4.20
2011	1,245	10.91	—	16.18	14,107	3.65	0.80	—	2.69	(7.95)	—	(6.16)

Putnam Variable Trust - VT Growth and Income
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73
2012	12,240	12.97	—	13.77	139,367	1.79	0.70	—	2.69	15.93	—	18.30
2011	14,617	10.96	—	11.88	141,861	1.30	0.70	—	2.69	(7.20)	—	(5.31)

Putnam Variable Trust - VT Growth Opportunities
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05
2012	1,847	4.70	—	5.62	9,608	0.09	0.80	—	2.15	15.03	—	16.62
2011	2,117	4.09	—	4.82	9,501	0.17	0.80	—	2.15	(6.18)	—	(4.89)

Putnam Variable Trust - VT High Yield
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99
2012	2,136	20.22	—	21.56	44,425	7.81	0.80	—	2.59	13.00	—	15.08
2011	2,500	17.89	—	18.73	45,504	8.21	0.80	—	2.59	(0.87)	—	0.94

Putnam Variable Trust - VT Income
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06
2012	5,874	13.77	—	19.56	95,918	5.15	0.80	—	2.54	7.92	—	9.86
2011	6,875	12.76	—	17.81	102,954	9.15	0.80	—	2.54	2.34	—	4.16

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT International Equity
2015	4,743	$11.98	—	15.41	$63,686	1.25%	0.70	—	2.59%	(2.45)	—	(0.56)%
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18
2012	7,707	10.23	—	13.95	92,599	2.26	0.70	—	2.59	18.75	—	21.06
2011	9,304	8.45	—	11.74	93,329	3.43	0.70	—	2.59	(23.28)	—	(17.51)

Putnam Variable Trust - VT International Growth
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39
2012	1,306	7.12	—	11.20	14,073	1.48	0.80	—	2.15	18.40	—	20.04
2011	1,545	6.02	—	9.33	14,000	2.52	0.80	—	2.15	(19.66)	—	(18.55)

Putnam Variable Trust - VT International Value
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23
2012	1,238	10.42	—	13.08	15,369	3.14	0.80	—	2.15	19.08	—	20.73
2011	1,543	8.75	—	10.83	15,943	2.74	0.80	—	2.15	(15.63)	—	(14.47)

Putnam Variable Trust - VT Investors
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04
2012	5,775	8.64	—	13.50	51,364	1.37	0.80	—	2.44	13.97	—	15.89
2011	6,981	7.46	—	11.84	53,722	1.15	0.80	—	2.44	(8.52)	—	(0.76)

Putnam Variable Trust - VT Money Market
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)
2012	8,055	8.95	—	11.77	81,873	0.01	0.80	—	2.59	(2.59)	—	(0.79)
2011	8,989	9.19	—	11.86	92,775	0.01	0.80	—	2.59	(2.57)	—	(0.79)

Putnam Variable Trust - VT Multi-Cap Growth
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35
2012	8,569	8.60	—	15.62	74,102	0.25	0.80	—	2.69	13.61	—	15.82
2011	10,185	7.42	—	13.74	76,544	0.27	0.80	—	2.69	(7.63)	—	(5.84)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Value
2015	211	$24.85	—	28.99	$5,668	0.92%	0.80	—	2.00%	(6.24)	—	(5.09)%
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93
2012	348	17.54	—	19.73	6,488	0.40	0.80	—	2.00	13.93	—	15.32
2011	382	15.40	—	17.11	6,220	0.28	0.80	—	2.00	(7.01)	—	(5.88)

Putnam Variable Trust - VT Research
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30
2012	2,279	10.78	—	14.68	24,258	1.08	0.80	—	2.34	15.15	—	16.97
2011	2,810	9.22	—	12.75	25,746	0.83	0.80	—	2.34	(4.04)	—	(2.53)

Putnam Variable Trust - VT Small Cap Value
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63
2012	2,165	13.85	—	15.93	41,992	0.47	0.70	—	2.30	14.81	—	16.67
2011	2,623	12.06	—	13.65	43,849	0.51	0.70	—	2.30	(6.89)	—	(5.39)

Putnam Variable Trust - VT Voyager
2015	6,219	14.48	—	18.93	88,819	1.16	0.80	—	2.69	(8.64)	—	(6.86)
2014	7,085	15.54	—	20.72	109,081	0.75	0.80	—	2.69	6.77	—	8.84
2013	8,343	14.28	—	19.41	119,381	0.81	0.80	—	2.69	39.86	—	42.58
2012	10,008	10.02	—	13.88	101,747	0.36	0.80	—	2.69	11.15	—	40.64
2011	11,845	7.12	—	12.48	107,441	—	0.70	—	2.69	(20.06)	—	(18.42)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Core Plus Fixed Income
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)
2012	64	13.83	—	14.67	910	4.84	1.35	—	1.85	7.41	—	7.96
2011	74	12.87	—	13.59	994	3.62	1.35	—	1.85	3.70	—	4.23

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Emerging Markets Equity
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)
2012	1,377	19.77	—	28.46	28,583	—	0.70	—	2.20	17.34	—	19.11
2011	1,607	16.60	—	24.25	28,314	0.40	0.70	—	2.20	(20.00)	—	(18.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Infrastructure (fund launched on April 25, 2014)
2015	1,029	$13.97	—	16.70	$38,449	1.82%	0.70	—	1.98%	(15.45)	—	(14.36)%
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Strategist
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14
2012	1,140	11.68	—	13.12	12,307	2.13	0.70	—	2.20	11.36	—	13.05
2011	1,320	10.33	—	11.78	12,723	1.31	0.70	—	2.20	(4.35)	—	3.02

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04
2012	1,901	11.49	—	14.49	23,350	—	0.70	—	2.69	11.29	—	13.58
2011	2,255	10.11	—	13.02	24,622	0.11	0.70	—	2.69	(5.41)	—	(3.48)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53
2012	820	18.31	—	20.89	15,471	—	0.70	—	2.30	6.21	—	7.93
2011	1,019	17.24	—	19.36	17,983	0.34	0.70	—	2.30	(9.23)	—	(7.77)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF U.S. Real Estate
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34
2012	682	22.80	—	40.93	21,401	0.87	0.70	—	2.30	13.20	—	15.03
2011	793	20.14	—	35.59	21,863	0.84	0.70	—	2.30	3.52	—	5.18

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Debt (Class II)
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)
2012	605	22.42	—	24.17	15,434	2.78	1.29	—	2.59	14.82	—	16.35
2011	782	19.26	—	21.05	17,195	3.46	1.29	—	2.59	4.12	—	5.51

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Equity (Class II)
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)
2012	338	31.73	—	36.07	11,766	—	1.29	—	2.59	16.73	—	18.29
2011	422	27.18	—	30.49	12,492	0.36	1.29	—	2.59	(20.35)	—	(19.29)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Franchise (Class II)
2015	1,157	$25.34	—	26.24	$31,143	2.06%	1.29	—	2.59%	3.45	—	4.83%
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12
2012	2,389	19.84	—	21.38	51,202	2.25	1.29	—	2.59	12.59	—	14.10
2011	2,988	17.38	—	18.99	56,372	3.31	1.29	—	2.59	7.65	—	28.99

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Infrastructure (Class II) (fund launched on April 25, 2014)
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Strategist (Class II) (fund launched on April 26, 2013)
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82
2012	394	16.04	—	16.29	6,732	—	1.29	—	2.59	11.09	—	12.58
2011	509	14.25	—	14.67	7,708	—	1.29	—	2.59	(4.29)	—	7.62

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Mid Cap Growth (Class II)
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71
2012	1,394	12.46	—	21.82	23,493	—	1.29	—	2.59	5.67	—	7.09
2011	1,641	11.63	—	20.65	26,252	0.25	1.29	—	2.59	(8.37)	—	73.05

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Small Company Growth (Class II)
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12
2012	474	19.08	—	21.69	9,880	—	1.29	—	2.59	11.73	—	13.22
2011	601	17.08	—	19.16	11,112	4.01	1.29	—	2.59	(11.08)	—	(9.89)

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44
2012	1,553	25.88	—	25.92	42,444	0.60	1.29	—	2.59	12.79	—	13.95
2011	1,894	22.71	—	22.98	45,526	0.54	1.29	—	2.59	(8.67)	—	2.93

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2015	2014	2013
Revenues
Premiums (net of reinsurance ceded of $167, $216 and $367)	$600	$589	$613
Contract charges (net of reinsurance ceded of $189, $176 and $251)	738	847	1,054
Net investment income	1,819	2,081	2,485
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(144)	(54)	(49)
OTTI losses reclassified to (from) other comprehensive income	16	(1)	(3)
Net OTTI losses recognized in earnings	(128)	(55)	(52)
Sales and other realized capital gains and losses	393	198	128
Total realized capital gains and losses	265	143	76
	3,422	3,660	4,228
Costs and expenses
Contract benefits (net of reinsurance ceded of $237, $329 and $331)	1,406	1,452	1,606
Interest credited to contractholder funds (net of reinsurance ceded of $40, $27 and $27)	717	891	1,251
Amortization of deferred policy acquisition costs	151	162	240
Operating costs and expenses	273	310	434
Restructuring and related charges	—	2	6
Interest expense	16	16	23
	2,563	2,833	3,560

Gain (loss) on disposition of operations	3	(68)	(687)

Income (loss) from operations before income tax expense	862	759	(19)

Income tax expense	301	233	19

Net income (loss)	561	526	(38)

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(854)	455	(707)
Change in unrealized foreign currency translation adjustments	(4)	(4)	2
Other comprehensive (loss) income, after-tax	(858)	451	(705)

Comprehensive (loss) income	$(297)	$977	$(743)

See notes to consolidated financial statements.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2015	2014
Assets
Investments
Fixed income securities, at fair value (amortized cost $23,770 and $25,822)	$24,629	$28,117
Mortgage loans	3,781	3,686
Equity securities, at fair value (cost $1,526 and $927)	1,542	970
Limited partnership interests	2,295	2,024
Short-term, at fair value (amortized cost $816 and $857)	816	857
Policy loans	572	616
Other	1,327	1,196
Total investments	34,962	37,466
Cash	104	146
Deferred policy acquisition costs	1,314	1,271
Reinsurance recoverable from non-affiliates	2,407	2,586
Reinsurance recoverable from affiliates	464	—
Accrued investment income	278	333
Other assets	510	537
Separate Accounts	3,639	4,396
Total assets	$43,678	$46,735
Liabilities
Contractholder funds	$20,542	$21,816
Reserve for life-contingent contract benefits	11,394	11,566
Unearned premiums	5	6
Payable to affiliates, net	55	96
Other liabilities and accrued expenses	849	826
Deferred income taxes	986	1,407
Notes due to related parties	275	275
Separate Accounts	3,639	4,396
Total liabilities	37,745	40,388
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	1,990	1,990
Retained income	3,417	2,973
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	41	47
Other unrealized net capital gains and losses	527	1,468
Unrealized adjustment to DAC, DSI and insurance reserves	(40)	(133)
Total unrealized net capital gains and losses	528	1,382
Unrealized foreign currency translation adjustments	(7)	(3)
Total accumulated other comprehensive income	521	1,379
Total shareholder’s equity	5,933	6,347
Total liabilities and shareholder’s equity	$43,678	$46,735

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2015	2014	2013

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	2,690	3,190
Return of capital	—	(700)	(500)
Balance, end of year	1,990	1,990	2,690

Retained income
Balance, beginning of year	2,973	2,447	2,485
Net income (loss)	561	526	(38)
Dividends	(103)	—	—
Loss on reinsurance with an affiliate	(12)	—	—
Loss on sale of subsidiaries to affiliate	(2)	—	—
Balance, end of year	3,417	2,973	2,447

Accumulated other comprehensive income
Balance, beginning of year	1,379	928	1,633
Change in unrealized net capital gains and losses	(854)	455	(707)
Change in unrealized foreign currency translation adjustments	(4)	(4)	2
Balance, end of year	521	1,379	928

Total shareholder’s equity	$5,933	$6,347	$6,070

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities
Net income (loss)	$561	$526	$(38)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and other non-cash items	(74)	(86)	(73)
Realized capital gains and losses	(265)	(143)	(76)
(Gain) loss on disposition of operations	(3)	68	687
Interest credited to contractholder funds	717	891	1,251
Changes in:	0
Policy benefits and other insurance reserves	(559)	(553)	(634)
Unearned premiums	—	(1)	(2)
Deferred policy acquisition costs	27	(1)	(14)
Reinsurance recoverables, net	16	(25)	(54)
Income taxes	27	121	33
Other operating assets and liabilities	(41)	(134)	(65)
Net cash provided by operating activities	406	663	1,015
Cash flows from investing activities
Proceeds from sales
Fixed income securities	8,267	3,353	4,046
Equity securities	636	1,383	265
Limited partnership interests	481	521	387
Mortgage loans	6	10	24
Other investments	24	35	38
Investment collections	00
Fixed income securities	1,993	1,909	4,168
Mortgage loans	446	1,027	926
Other investments	69	46	88
Investment purchases	0
Fixed income securities	(8,272)	(3,232)	(4,348)
Equity securities	(1,264)	(1,612)	(453)
Limited partnership interests	(663)	(711)	(597)
Mortgage loans	(615)	(468)	(522)
Other investments	(220)	(306)	(81)
Change in short-term investments, net	77	79	(108)
Change in policy loans and other investments, net	(39)	60	76
Disposition of operations	20	345	—
Net cash provided by investing activities	946	2,439	3,909
Cash flows from financing activities
Contractholder fund deposits	901	1,065	2,062
Contractholder fund withdrawals	(2,278)	(3,407)	(6,520)
Dividends paid	(17)	—	—
Return of capital	—	(700)	(500)
Repayment of notes due to related parties	—	(7)	(214)
Net cash used in financing activities	(1,394)	(3,049)	(5,172)
Net (decrease) increase in cash	(42)	53	(248)
Cash at beginning of year	146	93	341
Cash at end of year	$104	$146	$93

See notes to consolidated financial statements.

4

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes.
The following table summarizes premiums and contract charges by product.

($ in millions)	2015	2014	2013
Premiums
Traditional life insurance	$515	$492	$471
Immediate annuities with life contingencies	—	4	37
Accident and health insurance	85	93	105
Total premiums	600	589	613

Contract charges
Interest-sensitive life insurance	724	828	1,036
Fixed annuities	14	19	18
Total contract charges	738	847	1,054
Total premiums and contract charges	$1,338	$1,436	$1,667
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2015, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Illinois and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s

5

products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests include interests in private equity funds and co-investments, real estate funds and joint ventures, and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ net income, including unrealized gains and losses, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative

6

financial instruments (“subject to bifurcation”) are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds.  The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

7

When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s (“S&P”) 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

8

Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts.

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Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $4 million and $7 million as of December 31, 2015 and 2014, respectively. Amortization expense of the present value of future profits was $377 thousand, $1 million and $2 million in 2015, 2014 and 2013, respectively. $3 million of present value of future profits as of December 31, 2014 related to Allstate Assurance Company (“AAC”), which was sold to an affiliate January 1, 2015 (see Note 5).
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, insurance reserves and unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses

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of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 8 and Note 12).
  Adopted accounting standard
Accounting for Investments in Qualified Affordable Housing Projects
In January 2014, the Financial Accounting Standards Board (“FASB”) issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. Adoption of the new guidance in the first quarter of 2015 resulted in a one-time $17 million increase in income tax expense.
Pending accounting standards
Amendments to the Consolidation Analysis
In February 2015, the FASB issued guidance affecting the consolidation evaluation for limited partnerships and similar entities, fees paid to a decision maker or service provider, and variable interests in a variable interest entity held by related parties of the reporting enterprise. The guidance is effective for annual and interim reporting periods beginning after December 15, 2015. The Company is in the process of assessing the impact of adoption which is not expected to be material to the Company’s results of operations or financial position.
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income as of the beginning of the period of adoption. The new guidance related to equity investments without readily determinable fair values is to be applied prospectively as of the date of adoption. The Company is in the process of evaluating the impact of adoption. The most significant impact is expected to be the change in accounting for equity securities and cost method limited partnership interests.
3. Disposition
On April 1, 2014, the Company sold Lincoln Benefit Life Company (“LBL”), LBL’s life insurance business generated through independent master brokerage agencies, and all of LBL’s deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition was $698 million, pre-tax ($521 million, after-tax), and $79 million, pre-tax ($38 million, after-tax), in 2013 and 2014, respectively. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

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4. Supplemental Cash Flow Information
Non-cash investing activities include $96 million, $102 million and $306 million related to modifications of certain mortgage loans, fixed income securities and other investments, as well as mergers completed with equity securities in 2015, 2014 and 2013, respectively, and a $44 million obligation to fund a limited partnership investment in 2015.
In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $539 million, $508 million and $322 million as of December 31, 2015, 2014 and 2013, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $11 million, $2 million and $6 million as of December 31, 2015, 2014 and 2013, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Net change in proceeds managed
Net change in short-term investments	$(41)	$(182)	$235
Operating cash flow (used) provided	(41)	(182)	235
Net change in cash	1	—	(2)
Net change in proceeds managed	$(40)	$(182)	$233

Net change in liabilities
Liabilities for collateral, beginning of year	$(510)	$(328)	$(561)
Liabilities for collateral, end of year	(550)	(510)	(328)
Operating cash flow provided (used)	$40	$182	$(233)

5. Related Party Transactions
Business operations
The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $271 million, $339 million and $456 million in 2015, 2014 and 2013, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Structured settlement annuities
The Company issued $7 million of structured settlement annuities, a type of immediate annuity, in 2013 at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013. Effective March 22, 2013, the Company no longer offers structured settlement annuities.
In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.65 billion and $4.68 billion as of December 31, 2015 and 2014, respectively.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million, $4 million and $13 million in 2015, 2014 and 2013, respectively.

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Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary AAC to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 10.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2015	2014
6.74% Surplus Note, due 2029, to Kennett (1)	$25	$25
3.24% Surplus Note, due 2035, to Kennett (1)	100	100
6.18% Surplus Note, due 2036, to Kennett (1)	100	100
5.93% Surplus Note, due 2038, to Kennett (1)	50	50
Total notes due to related parties	$275	$275
____________

(1)
No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in 2015, 2014 and 2013.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively.
On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.
On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%.

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As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.
The notes due from Kennett are classified as other investments. In each of 2015, 2014 and 2013, the Company recorded net investment income on these notes of $15 million. In each of 2015, 2014 and 2013, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.
On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, the Company incurred interest expense on this surplus note of $7 million.
In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC’s carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014 and 2013, the Company incurred interest expense on these notes of $84 thousand and $1 million respectively.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2015 or 2014.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2015 or 2014.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2015 or 2014.
Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2015 and 2014, no capital had been provided by AIC under this agreement.

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Dividends and return of capital
In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments. The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.
6. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2015
U.S. government and agencies	$920	$57	$—	$977
Municipal	2,162	292	(12)	2,442
Corporate	18,069	849	(414)	18,504
Foreign government	348	36	—	384
ABS	1,443	5	(28)	1,420
RMBS	406	49	(4)	451
CMBS	409	31	(4)	436
Redeemable preferred stock	13	2	—	15
Total fixed income securities	$23,770	$1,321	$(462)	$24,629

December 31, 2014
U.S. government and agencies	$668	$102	$—	$770
Municipal	3,156	520	(14)	3,662
Corporate	19,465	1,670	(150)	20,985
Foreign government	654	81	—	735
ABS	773	13	(21)	765
RMBS	554	55	(4)	605
CMBS	538	43	(2)	579
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$25,822	$2,486	$(191)	$28,117

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2015:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$996	$1,004
Due after one year through five years	7,362	7,640
Due after five years through ten years	8,374	8,475
Due after ten years	4,780	5,203
	21,512	22,322
ABS, RMBS and CMBS	2,258	2,307
Total	$23,770	$24,629
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$1,246	$1,522	$1,947
Mortgage loans	203	242	345
Equity securities	28	20	12
Limited partnership interests	287	267	175
Short-term investments	3	2	2
Policy loans	34	39	49
Other	75	59	63
Investment income, before expense	1,876	2,151	2,593
Investment expense	(57)	(70)	(108)
Net investment income	$1,819	$2,081	$2,485
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$309	$(4)	$3
Mortgage loans	6	2	20
Equity securities	(23)	134	45
Limited partnership interests	(32)	(4)	(6)
Derivatives	13	12	14
Other	(8)	3	—
Realized capital gains and losses	$265	$143	$76
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Impairment write-downs	$(63)	$(11)	$(33)
Change in intent write-downs	(65)	(44)	(19)
Net other-than-temporary impairment losses recognized in earnings	(128)	(55)	(52)
Sales and other	383	184	114
Valuation and settlements of derivative instruments	10	14	14
Realized capital gains and losses	$265	$143	$76
Gross gains of $542 million, $223 million and $145 million and gross losses of $147 million, $51 million and $46 million were realized on sales of fixed income and equity securities during 2015, 2014 and 2013, respectively.
Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2015			2014			2013
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$(8)	$—	$(8)
Corporate	(25)	6	(19)	(4)	—	(4)	—	—	—
ABS	(16)	10	(6)	(5)	—	(5)	—	(2)	(2)
RMBS	—	—	—	2	(1)	1	(2)	2	—
CMBS	(1)	—	(1)	(1)	—	(1)	(32)	(3)	(35)
Total fixed income securities	(42)	16	(26)	(9)	(1)	(10)	(42)	(3)	(45)
Mortgage loans	4	—	4	5	—	5	11	—	11
Equity securities	(83)	—	(83)	(32)	—	(32)	(6)	—	(6)
Limited partnership interests	(17)	—	(17)	(18)	—	(18)	(9)	—	(9)
Other	(6)	—	(6)	—	—	—	(3)	—	(3)
Other-than-temporary impairment losses	$(144)	$16	$(128)	$(54)	$(1)	$(55)	$(49)	$(3)	$(52)

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The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million as of both December 31, 2015 and 2014, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2015	December 31, 2014
Municipal	$(5)	$(5)
Corporate	(2)	—
ABS	(12)	(1)
RMBS	(49)	(55)
CMBS	(6)	(5)
Total	$(74)	$(66)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2015	2014	2013
Beginning balance	$(209)	$(299)	$(345)
Additional credit loss for securities previously other-than-temporarily impaired	(8)	(6)	(13)
Additional credit loss for securities not previously other-than-temporarily impaired	(18)	(9)	(19)
Reduction in credit loss for securities disposed or collected	33	44	75
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	—	2
Change in credit loss due to accretion of increase in cash flows	2	2	1
Reduction in credit loss for securities sold in LBL disposition	—	59	—
Ending balance	$(200)	$(209)	$(299)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

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Unrealized net capital gains and losses
Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2015		Gains	Losses
Fixed income securities	$24,629	$1,321	$(462)	$859
Equity securities	1,542	76	(60)	16
Short-term investments	816	—	—	—
Derivative instruments (1)	10	10	—	10
EMA limited partnerships (2)				(2)
Unrealized net capital gains and losses, pre-tax				883
Amounts recognized for:
Insurance reserves (3)				—
DAC and DSI (4)				(62)
Amounts recognized				(62)
Deferred income taxes				(293)
Unrealized net capital gains and losses, after-tax				$528
____________

(1)	Included in the fair value of derivative instruments are $6 million classified as assets and $(4) million classified as liabilities.

(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2014		Gains	Losses
Fixed income securities	$28,117	$2,486	$(191)	$2,295
Equity securities	970	57	(14)	43
Short-term investments	857	—	—	—
Derivative instruments (1)	2	3	(1)	2
EMA limited partnerships				(2)
Investments classified as held for sale				—
Unrealized net capital gains and losses, pre-tax				2,338
Amounts recognized for:
Insurance reserves				(28)
DAC and DSI				(176)
Amounts recognized				(204)
Deferred income taxes				(752)
Unrealized net capital gains and losses, after-tax				$1,382
____________

(1)	Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$(1,436)	$966	$(2,353)
Equity securities	(27)	(42)	50
Derivative instruments	8	15	4
EMA limited partnerships	—	—	(3)
Investments classified as held for sale	—	(190)	190
Total	(1,455)	749	(2,112)
Amounts recognized for:
Insurance reserves	28	(28)	771
DAC and DSI	114	(20)	252
Amounts recognized	142	(48)	1,023
Deferred income taxes	459	(246)	382
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(854)	$455	$(707)
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2015
Fixed income securities
U.S. government and agencies	6	$91	$—	—	$—	$—	$—
Municipal	15	125	(3)	5	25	(9)	(12)
Corporate	953	5,315	(281)	78	568	(133)	(414)
Foreign government	1	2	—	—	—	—	—
ABS	81	1,152	(11)	16	154	(17)	(28)
RMBS	38	7	—	40	53	(4)	(4)
CMBS	12	75	(2)	1	2	(2)	(4)
Total fixed income securities	1,106	6,767	(297)	140	802	(165)	(462)
Equity securities	279	543	(49)	32	56	(11)	(60)
Total fixed income and equity securities	1,385	$7,310	$(346)	172	$858	$(176)	$(522)

Investment grade fixed income securities	780	$5,429	$(175)	82	$503	$(90)	$(265)
Below investment grade fixed income securities	326	1,338	(122)	58	299	(75)	(197)
Total fixed income securities	1,106	$6,767	$(297)	140	$802	$(165)	$(462)

December 31, 2014
Fixed income securities
U.S. government and agencies	1	$1	$—	—	$—	$—	$—
Municipal	17	90	(1)	10	47	(13)	(14)
Corporate	281	1,780	(69)	91	875	(81)	(150)
Foreign government	—	—	—	1	15	—	—
ABS	19	168	(2)	23	217	(19)	(21)
RMBS	19	3	—	45	73	(4)	(4)
CMBS	8	33	—	3	32	(2)	(2)
Total fixed income securities	345	2,075	(72)	173	1,259	(119)	(191)
Equity securities	294	327	(13)	1	6	(1)	(14)
Total fixed income and equity securities	639	$2,402	$(85)	174	$1,265	$(120)	$(205)

Investment grade fixed income securities	167	$1,275	$(28)	127	$989	$(79)	$(107)
Below investment grade fixed income securities	178	800	(44)	46	270	(40)	(84)
Total fixed income securities	345	$2,075	$(72)	173	$1,259	$(119)	$(191)
As of December 31, 2015, $302 million of the $522 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $302 million, $163 million are related to unrealized losses on investment grade fixed income securities and $41 million are related to equity securities. Of the remaining $98 million, $70 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.
As of December 31, 2015, the remaining $220 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $102 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $220 million, $99 million are related to below investment grade fixed income securities and $19 million are related to equity securities. Of these amounts, $12 million are related to below investment grade fixed income securities that had been in an

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unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2015.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2015, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2015, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2015 and 2014, the carrying value of equity method limited partnerships totaled $1.77 billion and $1.52 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2015 and 2014, the carrying value for cost method limited partnerships was $530 million and $508 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.78 billion and $3.69 billion as of December 31, 2015 and 2014, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2015	2014
California	21.6%	24.8%
Texas	9.5	7.7
New Jersey	9.1	8.3
Illinois	8.0	9.2
Florida	5.9	4.7
New York	5.0	6.0

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The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2015	2014
Apartment complex	24.5%	20.0%
Office buildings	23.2	25.6
Retail	22.4	24.1
Warehouse	18.1	18.1
Other	11.8	12.2
Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2015 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2016	23	$173	4.6%
2017	32	356	9.4
2018	27	288	7.6
2019	8	206	5.4
Thereafter	196	2,758	73.0
Total	286	$3,781	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2015.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2015			2014
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$55	$—	$55	$110	$—	$110
1.0 - 1.25	357	—	357	387	—	387
1.26 - 1.50	1,120	—	1,120	1,118	1	1,119
Above 1.50	2,243	—	2,243	2,054	—	2,054
Total non-impaired mortgage loans	$3,775	$—	$3,775	$3,669	$1	$3,670
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

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The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2015	2014
Impaired mortgage loans with a valuation allowance	$6	$16
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$6	$16
Valuation allowance on impaired mortgage loans	$3	$8
The average balance of impaired loans was $11 million, $26 million and $86 million during 2015, 2014 and 2013, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Beginning balance	$8	$21	$42
Net decrease in valuation allowance	(4)	(5)	(11)
Charge offs	(1)	(8)	(8)
Mortgage loans classified as held for sale	—	—	(2)
Ending balance	$3	$8	$21
Payments on all mortgage loans were current as of December 31, 2015 and 2014.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2015	2014
Texas	15.9%	13.6%
California	15.0	17.0
Oregon	8.4	5.8
New Jersey	6.8	5.1
Illinois	3.8	5.3
Concentration of credit risk
As of December 31, 2015, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2015 and 2014, fixed income and equity securities with a carrying value of $518 million and $492 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2015, 2014 and 2013.
Other investment information
Included in fixed income securities are below investment grade assets totaling $3.20 billion and $3.31 billion as of December 31, 2015 and 2014, respectively.
As of December 31, 2015, fixed income securities and short-term investments with a carrying value of $31 million were on deposit with regulatory authorities as required by law.
As of December 31, 2015, the carrying value of fixed income securities that were non-income producing was $10 million.

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7. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

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•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners (“NAIC”). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows. Also includes auction rate securities (“ARS”) primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$546	$431	$—		$977
Municipal	—	2,364	78		2,442
Corporate - public	—	12,490	44		12,534
Corporate - privately placed	—	5,523	447		5,970
Foreign government	—	384	—		384
ABS - CDO	—	178	53		231
ABS - consumer and other	—	1,145	44		1,189
RMBS	—	451	—		451
CMBS	—	436	—		436
Redeemable preferred stock	—	15	—		15
Total fixed income securities	546	23,417	666		24,629
Equity securities	1,479	3	60		1,542
Short-term investments	193	623	—		816
Other investments: Free-standing derivatives	—	59	1	$(11)	49
Separate account assets	3,639	—	—		3,639
Other assets	1	—	1		2
Total recurring basis assets	5,858	24,102	728	(11)	30,677
Non-recurring basis (1)	—	—	8		8
Total assets at fair value	$5,858	$24,102	$736	$(11)	$30,685
% of total assets at fair value	19.1%	78.5%	2.4%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(299)		$(299)
Other liabilities: Free-standing derivatives	—	(7)	(8)	$1	(14)
Total liabilities at fair value	$—	$(7)	$(307)	$1	$(313)
% of total liabilities at fair value	—%	2.2%	98.1%	(0.3)%	100%
_______________________
(1) Includes $3 million of limited partnership interests and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2014
Assets
Fixed income securities:
U.S. government and agencies	$147	$623	$—		$770
Municipal	—	3,556	106		3,662
Corporate - public	—	14,519	160		14,679
Corporate - privately placed	—	5,674	632		6,306
Foreign government	—	735	—		735
ABS - CDO	—	323	67		390
ABS - consumer and other	—	313	62		375
RMBS	—	605	—		605
CMBS	—	578	1		579
Redeemable preferred stock	—	16	—		16
Total fixed income securities	147	26,942	1,028		28,117
Equity securities	927	6	37		970
Short-term investments	90	767	—		857
Other investments: Free-standing derivatives	—	90	2	$(2)	90
Separate account assets	4,396	—	—		4,396
Other assets	1	—	1		2
Total recurring basis assets	5,561	27,805	1,068	(2)	34,432
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,561	$27,805	$1,077	$(2)	$34,441
% of total assets at fair value	16.2%	80.7%	3.1%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(323)		$(323)
Other liabilities: Free-standing derivatives	—	(24)	(9)	$2	(31)
Total liabilities at fair value	$—	$(24)	$(332)	$2	$(354)
% of total liabilities at fair value	—%	6.8%	93.8%	(0.6)%	100%
________________________

(1)	Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2015
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(247)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.76%
December 31, 2014
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(278)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.76%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2015 and 2014, Level 3 fair value measurements of fixed income securities total $666 million and $1.03 billion, respectively, and include $577 million and $914 million, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Issues	Sales	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$—	$(23)	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	—	(67)	(75)	447
ABS - CDO	—	—	(1)	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	—	(91)	(106)	666
Equity securities	32	—	(5)	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$—	$(96)	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(2)	$—	$7	$(299)
Total recurring Level 3 liabilities	$—	$(2)	$—	$7	$(299)
_____________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$119	$—	$18	$—	$(17)
Corporate	1,008	20	(14)	85	(114)
ABS	112	—	3	16	(12)
CMBS	1	—	—	—	(4)
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	1,241	20	7	101	(147)
Equity securities	6	—	(1)	—	(1)
Free-standing derivatives, net	(5)	—	—	—	—
Other assets	—	1	—	—	—
Assets held for sale	362	(1)	2	4	(2)
Total recurring Level 3 assets	$1,604	$20	$8	$105	$(150)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(307)	$(8)	$—	$—	$—
Liabilities held for sale	(246)	17	—	—	—
Total recurring Level 3 liabilities	$(553)	$9	$—	$—	$—

	Sold in LBL disposition (3)	Purchases/ Issues (4)	Sales	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$—	$(11)	$(3)	$106
Corporate	—	20	(109)	(104)	792
ABS	—	21	—	(11)	129
CMBS	4	—	—	—	1
Redeemable preferred stock	—	—	(1)	—	—
Total fixed income securities	4	41	(121)	(118)	1,028
Equity securities	—	39	(6)	—	37
Free-standing derivatives, net	—	2	—	(4)	(7)	(2)
Other assets	—	—	—	—	1
Assets held for sale	(351)	—	(8)	(6)	—
Total recurring Level 3 assets	$(347)	$82	$(135)	$(128)	$1,059
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(14)	$—	$6	$(323)
Liabilities held for sale	230	(4)	—	3	—
Total recurring Level 3 liabilities	$230	$(18)	$—	$9	$(323)
  ____________________

(1)
The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.

(2)	Comprises $2 million of assets and $9 million of liabilities.

(3)	Includes transfers from held for sale that took place in first quarter 2014 of $4 million for CMBS and $(4) million for Assets held for sale.

(4)	Represents purchases for assets and issues for liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$338	$(12)	$19	$—	$—
Corporate	1,501	32	(32)	84	(172)
ABS	199	(2)	30	17	(16)
CMBS	21	(1)	3	—	—
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	2,060	17	20	101	(188)
Equity securities	7	—	—	—	—
Free-standing derivatives, net	(27)	19	—	—	—
Other assets	1	(1)	—	—	—
Assets held for sale	—	(2)	(6)	13	(13)
Total recurring Level 3 assets	$2,041	$33	$14	$114	$(201)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(553)	$89	$—	$—	$—
Liabilities held for sale	—	20	—	—	—
Total recurring Level 3 liabilities	$(553)	$109	$—	$—	$—

	Transfer to held for sale	Purchases/Issues (2)	Sales	Settlements	Balance as of December 31, 2013
Assets
Fixed income securities:
Municipal	$(51)	$—	$(173)	$(2)	$119
Corporate	(244)	145	(173)	(133)	1,008
ABS	(85)	—	(8)	(23)	112
CMBS	(5)	—	(17)	—	1
Redeemable preferred stock	—	—	—	—	1
Total fixed income securities	(385)	145	(371)	(158)	1,241
Equity securities	—	—	(1)	—	6
Free-standing derivatives, net	—	9	—	(6)	(5)	(3)
Other assets	—	—	—	—	—
Assets held for sale	385	—	(10)	(5)	362
Total recurring Level 3 assets	$—	$154	$(382)	$(169)	$1,604
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$265	$(111)	$—	$3	$(307)
Liabilities held for sale	(265)	(6)	—	5	(246)
Total recurring Level 3 liabilities	$—	$(117)	$—	$8	$(553)
_________________________

(1)
The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.

(2)	Represents purchases for assets and issues for liabilities.

(3)	Comprises $9 million of assets and $14 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the

32

transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2015, 2014 or 2013.
Transfers into Level 3 during 2015, 2014 and 2013 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2015, 2014 and 2013 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2015	2014	2013
Assets
Fixed income securities:
Municipal	$—	$(1)	$(4)
Corporate	11	11	13
ABS	1	—	(2)
CMBS	—	1	(2)
Total fixed income securities	12	11	5
Equity securities	(1)	—	—
Free-standing derivatives, net	1	5	10
Other assets	—	1	(1)
Assets held for sale	—	—	(2)
Total recurring Level 3 assets	$12	$17	$12

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$19	$(8)	$89
Liabilities held for sale	—	17	20
Total recurring Level 3 liabilities	$19	$9	$109
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,781	$3,920	$3,686	$3,922
Cost method limited partnerships	530	661	508	686
Bank loans	502	493	431	427
Agent loans	422	408	368	361
Notes due from related party	275	275	275	275

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value

33

of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan’s credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$12,387	$12,836	$13,708	$14,364
Notes due to related parties	275	275	275	275
Liability for collateral	550	550	510	510

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies and funding agreements are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. The fair value measurement for notes due to related parties is categorized as Level 3.
8. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Interest rate swaps are used to hedge interest rate risk inherent in funding agreements. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.
Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures to increase equity exposure.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

34

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2015, the Company pledged $12 million of cash in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2015.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$45	n/a	$6	$6	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	42	n/a	—	—	—
Equity and index contracts
Options	Other investments	—	3,730	44	44	—
Financial futures contracts	Other assets	—	997	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	81	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	51	n/a	2	3	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		257	4,727	50	51	(1)
Total asset derivatives		$302	4,727	$56	$57	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$4	$4	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	—	—	—
Interest rate cap agreements	Other liabilities & accrued expenses	72	n/a	1	1	—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,645	(6)	—	(6)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	481	n/a	(38)	—	(38)
Guaranteed withdrawal benefits	Contractholder funds	332	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,781	n/a	(247)	—	(247)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	2	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(8)	—	(8)
Subtotal		2,938	3,645	(312)	1	(313)
Total liability derivatives		2,957	3,645	(308)	$5	$(313)

Total derivatives		$3,259	8,372	$(252)
_________________________________________
(1)    Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

($ in millions, except number of contracts)		Volume (1)
Asset derivatives	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$85	n/a	$3	$3	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	163	n/a	2	2	—
Equity and index contracts
Options	Other investments	—	3,225	83	83	—
Financial futures contracts	Other assets	—	704	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	57	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	19	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	2	2	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		322	3,929	89	89	—
Total asset derivatives		$407	3,929	$92	$92	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$50	n/a	$(1)	$—	$(1)
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	1	1	—
Interest rate cap agreements	Other liabilities & accrued expenses	11	n/a	—	—	—
Financial futures contract	Other liabilities & accrued expenses	—	200	—	—	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	3,131	(22)	—	(22)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	36	n/a	1	1	—
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	615	n/a	(32)	—	(32)
Guaranteed withdrawal benefits	Contractholder funds	425	n/a	(13)	—	(13)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,786	n/a	(278)	—	(278)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	49	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(9)	—	(9)
Subtotal		3,192	3,331	(353)	2	(355)
Total liability derivatives		3,242	3,331	(354)	$2	$(356)

Total derivatives		$3,649	7,260	$(262)
__________________________________________
(1)    Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2015
Asset derivatives	$15	$(6)	$(5)	$4	$(1)	$3
Liability derivatives	(9)	6	(5)	(8)	7	(1)

December 31, 2014
Asset derivatives	$7	$(2)	$—	$5	$(4)	$1
Liability derivatives	(11)	2	—	(9)	7	(2)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $3 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2015, 2014 or 2013.

($ in millions)	2015	2014	2013
Gain recognized in OCI on derivatives during the period	$10	$12	$3
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship	10	2	(13)
Loss reclassified from AOCI into income (net investment income)	(1)	(1)	(1)
Gain (loss) reclassified from AOCI into income (realized capital gains and losses)	3	(2)	—

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The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2015, 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Loss on disposition of operations	Total gain (loss) recognized in net income on derivatives
2015
Equity and index contracts	$—	$—	$(9)	$—	$(9)
Embedded derivative financial instruments	—	(7)	31	—	24
Foreign currency contracts	6	—	—	—	6
Credit default contracts	4	—	—	—	4
Total	$10	$(7)	$22	$—	$25

2014
Interest rate contracts	$(3)	$—	$—	$(4)	$(7)
Equity and index contracts	(1)	—	38	—	37
Embedded derivative financial instruments	—	15	(14)	—	1
Foreign currency contracts	10	—	—	—	10
Credit default contracts	8	—	—	—	8
Other contracts	—	—	(2)	—	(2)
Total	$14	$15	$22	$(4)	$47

2013
Interest rate contracts	$3	$—	$—	$(6)	$(3)
Equity and index contracts	—	—	94	—	94
Embedded derivative financial instruments	(1)	74	(75)	—	(2)
Foreign currency contracts	(2)	—	—	—	(2)
Credit default contracts	14	—	—	—	14
Other contracts	—	—	(3)	—	(3)
Total	$14	$74	$16	$(6)	$98
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2015, counterparties pledged $11 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

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The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2015				2014
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$82	$5	$—	1	$164	$2	$1
A	5	178	6	6	3	88	3	1
A-	1	16	3	—	1	8	—	—
BBB+	2	36	—	—	1	11	—	—
BBB	—	—	—	—	1	52	—	—
Total	9	$312	$14	$6	7	$323	$5	$2
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2015	2014
Gross liability fair value of contracts containing credit-risk-contingent features	$9	$11
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(1)	(2)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(7)	(7)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$1	$2
Credit derivatives - selling protection
Free-standing credit default swaps (“CDS”) are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2015
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(8)
Index
Corporate debt	1	20	52	7	80	1
Total	$1	$20	$152	$7	$180	$(7)

December 31, 2014
First-to-default Basket
Municipal	$—	$100	$—	$—	$100	$(9)
Index
Corporate debt	—	22	52	6	80	2
Total	$—	$122	$52	$6	$180	$(7)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2015	2014
Commitments to invest in limited partnership interests	$1,269	$1,223
Commitments to extend mortgage loans	—	44
Private placement commitments	21	25
Other loan commitments	46	46
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.
Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these

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commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2015	2014
Immediate fixed annuities:
Structured settlement annuities	$6,673	$6,682
Other immediate fixed annuities	2,035	2,246
Traditional life insurance	2,347	2,303
Accident and health insurance	234	238
Other	105	97
Total reserve for life-contingent contract benefits	$11,394	$11,566
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.7% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.1% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2015.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2015	2014
Interest-sensitive life insurance	$7,262	$7,193
Investment contracts:
Fixed annuities	12,934	14,284
Funding agreements backing medium-term notes	85	85
Other investment contracts	261	254
Total contractholder funds	$20,542	$21,816
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 13.5% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 19.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Funding agreements backing medium-term notes	Interest rate credited is a floating rate, currently 0%	Not applicable
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1)  and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds include funding agreements held by a VIE, Allstate Life Global Funding, that issued medium-term notes. The VIE’s primary assets are funding agreements used exclusively to back medium-term note programs.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$21,816	$23,604	$38,634
Classified as held for sale, beginning balance	—	10,945	—
Total, including those classified as held for sale	21,816	34,549	38,634
Deposits	1,052	1,227	2,338
Interest credited	716	892	1,268
Benefits	(1,060)	(1,178)	(1,521)
Surrenders and partial withdrawals	(1,246)	(2,253)	(3,279)
Maturities of and interest payments on institutional products	(1)	(2)	(1,799)
Contract charges	(684)	(798)	(1,032)
Net transfers from separate accounts	7	7	12
Other adjustments	(58)	34	(72)
Sold in LBL disposition	—	(10,662)	—
Classified as held for sale, ending balance	—	—	(10,945)
Balance, end of year	$20,542	$21,816	$23,604
The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

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Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $3.20 billion and $3.82 billion of equity, fixed income and balanced mutual funds and $340 million and $467 million of money market mutual funds as of December 31, 2015 and 2014, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2015	2014
In the event of death
Separate account value	$3,541	$4,288
Net amount at risk (1)	$675	$581
Average attained age of contractholders	69 years	69 years
At annuitization (includes income benefit guarantees)
Separate account value	$967	$1,142
Net amount at risk (2)	$281	$238
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$294	$382
Net amount at risk (3)	$10	$8
Accumulation at specified dates
Separate account value	$371	$480
Net amount at risk (4)	$31	$24
Weighted average waiting period until guarantee date	4 years	4 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2014 (1)	$195	$95	$60	$350
Less reinsurance recoverables	98	91	45	234
Net balance as of December 31, 2014	97	4	15	116
Incurred guarantee benefits	20	(1)	8	27
Paid guarantee benefits	—	—	—	—
Net change	20	(1)	8	27
Net balance as of December 31, 2015	117	3	23	143
Plus reinsurance recoverables	106	64	52	222
Balance, December 31, 2015 (2)	$223	$67	$75	$365

Balance, December 31, 2013 (3)	$377	$113	$65	$555
Less reinsurance recoverables	100	99	56	255
Net balance as of December 31, 2013	277	14	9	300
Incurred guarantee benefits	34	—	9	43
Paid guarantee benefits	—	—	—	—
Sold in LBL disposition	(214)	(10)	(3)	(227)
Net change	(180)	(10)	6	(184)
Net balance as of December 31, 2014	97	4	15	116
Plus reinsurance recoverables	98	91	45	234
Balance, December 31, 2014 (1)	$195	$95	$60	$350
____________

(1)
Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.

(2)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

(3)
Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.

10. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.44 billion and $1.46 billion as of December 31, 2015 and 2014, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In addition, as of December 31, 2015 and 2014 the Company had reinsurance recoverables of $148 million and $157 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for LBL’s life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2015, the trust held $5.32 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2015, the gross life insurance in force was $424.27 billion of which $5.89 billion and $92.63 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$728	$1,084	$2,093
Assumed
Affiliate	131	130	124
Non-affiliate	835	614	68
Ceded
Affiliate	(41)	—	—
Non-affiliate	(315)	(392)	(618)
Premiums and contract charges, net of reinsurance	$1,338	$1,436	$1,667
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$1,023	$1,295	$1,805
Assumed
Affiliate	79	88	82
Non-affiliate	541	398	50
Ceded
Affiliate	(32)	—	—
Non-affiliate	(205)	(329)	(331)
Contract benefits, net of reinsurance	$1,406	$1,452	$1,606
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$636	$827	$1,240
Assumed
Affiliate	10	9	9
Non-affiliate	111	82	29
Ceded
Affiliate	(16)	—	—
Non-affiliate	(24)	(27)	(27)
Interest credited to contractholder funds, net of reinsurance	$717	$891	$1,251

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2015	2014
Annuities	$1,443	$1,594
Life insurance	1,348	910
Other	80	82
Total	$2,871	$2,586
As of December 31, 2015 and 2014, approximately 77% and 92%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
11. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$1,271	$1,331	$1,834
Classified as held for sale, beginning balance	—	743	—
Total, including those classified as held for sale	1,271	2,074	1,834
Acquisition costs deferred	124	163	254
Amortization charged to income	(151)	(162)	(240)
Effect of unrealized gains and losses	99	(97)	226
Reinsurance ceded (1)	(29)	—	—
Sold in LBL disposition	—	(707)	—
Classified as held for sale, ending balance	—	—	(743)
Balance, end of year	$1,314	$1,271	$1,331
______________________

(1)	In 2015, DAC decreased as a result of a reinsurance agreement with AAC.
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$44	$42	$41
Classified as held for sale, beginning balance	—	28	—
Total, including those classified as held for sale	44	70	41
Sales inducements deferred	3	4	24
Amortization charged to income	(4)	(4)	(7)
Effect of unrealized gains and losses	2	(3)	12
Sold in LBL disposition	—	(23)	—
Classified as held for sale, ending balance	—	—	(28)
Balance, end of year	$45	$44	$42
12. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of both December 31, 2015 and 2014, the liability balance included in other liabilities and accrued expenses was $10 million. The related premium tax offsets included in other assets were $15 million as of both December 31, 2015 and 2014.
Guarantees
The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company’s maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2015. The obligations associated with these investments expire at various dates on or before March 11, 2018.

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Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
The aggregate liability balance related to all guarantees was not material as of December 31, 2015.
Regulation and Compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.
13. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The IRS completed the audit of the Allstate Group’s 2011 and 2012 federal income tax returns and issued a final Revenue Agent’s Report on June 10, 2015. The Allstate Group’s tax years prior to 2011 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company recorded a $1 million liability for unrecognized tax benefits as of December 31, 2015 related to the increase for tax positions taken in a prior year and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax

48

benefits is not expected to impact the Company’s effective tax rate. The Company had no liability for unrecognized tax benefits as of December 3l, 2014 or 2013.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2015, 2014 or 2013. As of December 31, 2015 and 2014, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2015	2014
Deferred assets
Difference in tax bases of investments	$46	$31
Deferred reinsurance gain	17	20
Other assets	9	15
Total deferred assets	72	66
Deferred liabilities
DAC	(387)	(396)
Life and annuity reserves	(309)	(255)
Unrealized net capital gains	(287)	(747)
Other liabilities	(75)	(75)
Total deferred liabilities	(1,058)	(1,473)
Net deferred liability	$(986)	$(1,407)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Current	$251	$101	$71
Deferred	50	132	(52)
Total income tax expense	$301	$233	$19
The Company paid income taxes of $221 million and $80 million in 2015 and 2014, respectively, and received a refund of $11 million in 2013. The Company had current income tax receivable of $30 million and $7 million as of December 31, 2015 and 2014, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2015	2014	2013
Statutory federal income tax rate - expense (benefit)	35.0%	35.0%	(35.0)%
Tax credits	(1.7)	(1.9)	(181.8)
Dividends received deduction	(0.6)	(0.9)	(46.1)
Adjustments to prior year tax liabilities	(0.3)	(0.2)	(14.1)
Sale of subsidiary	—	(1.8)	351.3
State income taxes	0.4	0.1	15.3
Non-deductible expenses	0.2	0.2	6.8
Change in accounting for investments in qualified affordable housing projects	2.0	—	—
Other	(0.1)	0.2	0.1
Effective income tax rate - expense	34.9%	30.7%	96.5%

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14. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2015 and 2014 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $16 million and $27 million of interest on debt in 2015, 2014 and 2013, respectively.
The Company has $44 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2015 relating to a commitment to fund a limited partnership. The Company has an outstanding line of credit to fund the limited partnership.
15. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net (loss) income of ALIC and its insurance subsidiaries was $(67) million, $1.01 billion and $447 million in 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.87 billion and $2.71 billion as of December 31, 2015 and 2014, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $103 million in 2015. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2016 is $287 million, less dividends paid during the preceding twelve months measured at that point in time.  Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $334 million as of December 31, 2015.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.26 billion and $563 million, respectively, as of December 31, 2015. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

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16. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $6 million, $7 million and $51 million in 2015, 2014 and 2013, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $7 million and $6 million in 2015, 2014 and 2013, respectively.
17. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2015			2014			2013
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(1,048)	$366	$(682)	$805	$(282)	$523	$(1,047)	$367	$(680)
Less: reclassification adjustment of realized capital gains and losses	265	(93)	172	104	(36)	68	42	(15)	27
Unrealized net capital gains and losses	(1,313)	459	(854)	701	(246)	455	(1,089)	382	(707)
Unrealized foreign currency translation adjustments	(6)	2	(4)	(6)	2	(4)	3	(1)	2
Other comprehensive (loss) income	$(1,319)	$461	$(858)	$695	$(244)	$451	$(1,086)	$381	$(705)
18. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Revenues	$927	$1,049	$862	$851	$992	$823	$641	$937
Net income	153	127	150	132	239	84	19	183

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2015 and 2014, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2015. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ Deloitte & Touche LLP
Chicago, Illinois
March 2, 2016

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2015

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$920	$977	$977
States, municipalities and political subdivisions	2,162	2,442	2,442
Foreign governments	348	384	384
Public utilities	3,148	3,411	3,411
All other corporate bonds	14,921	15,093	15,093
Asset-backed securities	1,443	1,420	1,420
Residential mortgage-backed securities	406	451	451
Commercial mortgage-backed securities	409	436	436
Redeemable preferred stocks	13	15	15
Total fixed maturities	23,770	$24,629	24,629

Equity securities:
Common stocks:
Public utilities	39	$38	38
Banks, trusts and insurance companies	379	381	381
Industrial, miscellaneous and all other	1,085	1,103	1,103
Nonredeemable preferred stocks	23	20	20
Total equity securities	1,526	$1,542	1,542

Mortgage loans on real estate	3,781	$3,920	3,781
Real estate (includes $6 acquired in satisfaction of debt)	72		72
Policy loans	572		572
Derivative instruments	43	$49	49
Limited partnership interests	2,295		2,295
Other long-term investments	1,206		1,206
Short-term investments	816	$816	816
Total investments	$34,081		$34,962

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%

Year ended December 31, 2014
Life insurance in force	$119,024	$97,574	$305,313	$326,763	93.4%

Premiums and contract charges:
Life insurance	$1,022	$353	$674	$1,343	50.2%
Accident and health insurance	62	39	70	93	75.3%
Total premiums and contract charges	$1,084	$392	$744	$1,436	51.8%

Year ended December 31, 2013
Life insurance in force	$512,105	$195,414	$28,060	$344,751	8.1%

Premiums and contract charges:
Life insurance	$1,969	$532	$125	$1,562	8.0%
Accident and health insurance	124	86	67	105	63.8%
Total premiums and contract charges	$2,093	$618	$192	$1,667	11.5%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2015, 2014 or 2013.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

Year ended December 31, 2014

Allowance for estimated losses on mortgage loans	$21	$(5)	$—	$8	$8

Year ended December 31, 2013

Allowance for estimated losses on mortgage loans	$42	$(11)	$—	$10	$21

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.

(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, Mario Imbarrato, Steven P. Sorenson, Mary Jane Fortin, Katherine A. Mabe and John M. Rhodes. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Mary Jane Fortin	Director and President
Matthew E. Winter	Director and Chief Executive Officer
Don Civgin	Director, Executive Vice President, Annuities
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director, Senior Group Vice President and Controller
James D. DeVries	Director
Steven E. Shebik	Director
Steven P. Sorenson	Director
Thomas J. Wilson	Director and Chairman of the Board
Wilford J. Kavanaugh	Director and Senior Vice President
Katherine A. Mabe	Director
John M. Rhodes	Director
Harry R. Miller	Director, Senior Vice President and Chief Risk Officer

Mario Imbarrato	Director, Vice President and Chief Financial Officer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Senior Vice President and Treasurer
P. John Rugel	Senior Vice President
Dan E, Trudan	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Atif J. Ijaz	Vice President
Steven M. Miller	Vice President
Lori A. Cruz	Assistant Secretary
Daniel G. Gordon	Assistant Secretary
Jay A. Kallas	Assistant Secretary
Elizabeth J. Lapham	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Theresa M. Resnick	Appointed Actuary
Merlin L. Miller	Illustration Actuary

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR

REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2016 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2016, there were 2,248 Qualified contract owners and 10,094 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2016, there were 3,008 Qualified contract owners and 3,400 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant’s principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley &Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Brian Healy	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Sergio Lupetin	Chief Financial Officer
Graeme McEvoy	Chief Operations Officer
John H. Faulkner	General Counsel
Roseanne Richter	Chief Compliance Officer

* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c) Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2015.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Morgan Stanley & Co. LLC	N/A	N/A	$12,774,163	N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separae Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 15th day of April, 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 15th day of April, 2016.

SIGNATURE	TITLE
*Matthew E. Winter Matthew E. Winter	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*Wilford J. Kavanaugh Wilford J. Kavanaugh	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Harry R. Miller Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
*Samuel H. Pilch Samuel H. Pilch	Director, Senior Group Vice President and Controller (Principal Accounting Officer)
*Don Civgin Don Civgin	Director, Executive Vice President, Annuities
*Katherine A. Mabe Katherine A. Mabe	Director
*John M. Rhodes John M. Rhodes	Director
*Steven E. Shebik Steven E. Shebik	Director

*Steven P. Sorenson Steven P. Sorenson	Director

*James D. DeVries James D. DeVries	Director

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Wilford J. Kavanaugh, Samuel H. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, Mario Imbarrato, Steven P. Sorenson, Mary Jane Fortin, Katherine A. Mabe and John M. Rhodes.